UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
John M. McCann, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: March 31
Date of reporting period: March 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report March 31, 2025

Nuveen Bond Index Fund
Class I Shares/TBIAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.17%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Bond Index Fund’s total return for Class I Shares at net asset value (NAV) was 4.76% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.88%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	4.76%	(0.60)%	1.45%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.67%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$26,563,307,261

Total number of portfolio holdings	9,438

Portfolio turnover (%)	16%

Total management fees paid for the year	$ 15,167,464

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Bond Index Fund to Nuveen Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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3

Annual Shareholder Report March 31, 2025

Nuveen Bond Index Fund
Class A Shares/TBILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$43	0.42%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Bond Index Fund’s total return for Class A Shares at net asset value (NAV) was 4.60% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.88%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.60%	(0.79)%	1.03%

Class A at maximum sales charge (Offering Price)	0.70%	(1.54)%	0.64%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$26,563,307,261

Total number of portfolio holdings	9,438

Portfolio turnover (%)	16%

Total management fees paid for the year	$ 15,167,464

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Bond Index Fund to Nuveen Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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4

Annual Shareholder Report March 31, 2025

Nuveen Bond Index Fund
Premier Class Shares/TBIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$23	0.22%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Bond Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 4.81% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.88%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	4.81%	(0.63)%	1.20%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$26,563,307,261

Total number of portfolio holdings	9,438

Portfolio turnover (%)	16%

Total management fees paid for the year	$ 15,167,464

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Bond Index Fund to Nuveen Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M590_AR_0325 4363598

4

Annual Shareholder Report March 31, 2025

Nuveen Bond Index Fund
Retirement Class Shares/TBIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.32%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Bond Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 4.71% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.88%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	4.71%	(0.73)%	1.10%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$26,563,307,261

Total number of portfolio holdings	9,438

Portfolio turnover (%)	16%

Total management fees paid for the year	$ 15,167,464

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Bond Index Fund to Nuveen Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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4

Annual Shareholder Report March 31, 2025

Nuveen Bond Index Fund
Class R6 Shares/TBIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$7	0.07%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Bond Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 4.97% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.88%.

•  Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	4.97%	(0.50)%	1.35%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$26,563,307,261

Total number of portfolio holdings	9,438

Portfolio turnover (%)	16%

Total management fees paid for the year	$ 15,167,464

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Bond Index Fund to Nuveen Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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4

Annual Shareholder Report March 31, 2025

Nuveen Bond Index Fund
Class W Shares/TBIWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Bond Index Fund’s total return for Class W Shares at net asset value (NAV) was 4.93% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. Aggregate Bond Index, returned 4.88%.

•  Despite the effect of certain expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class W Shares at NAV	4.93%	(0.42)%	1.72%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.72%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$26,563,307,261

Total number of portfolio holdings	9,438

Portfolio turnover (%)	16%

Total management fees paid for the year	$ 15,167,464

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Bond Index Fund to Nuveen Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P411_AR_0325 4363598

4

Annual Shareholder Report March 31, 2025

Nuveen Core Bond Fund
Class I Shares/TIBHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$44	0.43%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Bond Fund returned 5.20% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

»   Out‑of‑benchmark exposure to non‑agency mortgage-backed securities (MBS), an overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds, and a corresponding underweight to U.S. Treasuries.

»   Security selection, especially within investment-grade corporate bonds, commercial mortgage-backed securities (CMBS), asset‑backed securities (ABS) and MBS.

»   Overweights to emerging-markets debt, CMBS and ABS.

•  Top detractors from relative performance

»   Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	5.20%	0.81%	2.11%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.67%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$10,629,668,603

Total number of portfolio holdings	1,984

Portfolio turnover (%)	66%

Total management fees paid for the year	$ 28,453,816

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Bond Fund to Nuveen Core Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P718_AR_0325 4363613

4

Annual Shareholder Report March 31, 2025

Nuveen Core Bond Fund
Class A Shares/TIORX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$62	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Bond Fund returned 5.00% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to non‑agency mortgage-backed securities (MBS), an overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds, and a corresponding underweight to U.S. Treasuries.

•  Security selection, especially within investment-grade corporate bonds, commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and MBS.

•  Overweights to emerging-markets debt, CMBS and ABS.

•  Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	5.00%	0.63%	1.69%

Class A at maximum sales charge (Offering Price)	1.06%	(0.13)%	1.31%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$10,629,668,603

Total number of portfolio holdings	1,984

Portfolio turnover (%)	66%

Total management fees paid for the year	$ 28,453,816

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Bond Fund to Nuveen Core Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315712_AR_0325 4363613

4

Annual Shareholder Report March 31, 2025

Nuveen Core Bond Fund
Premier Class Shares/TIDPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$46	0.45%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Bond Fund returned 5.18% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

»   Out‑of‑benchmark exposure to non‑agency mortgage-backed securities (MBS), an overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds, and a corresponding underweight to U.S. Treasuries.

»   Security selection, especially within investment-grade corporate bonds, commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and MBS.

»   Overweights to emerging-markets debt, CMBS and ABS.

•  Top detractors from relative performance

»   Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	5.18%	0.78%	1.83%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$10,629,668,603

Total number of portfolio holdings	1,984

Portfolio turnover (%)	66%

Total management fees paid for the year	$ 28,453,816

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Bond Fund to Nuveen Core Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M491_AR_0325 4363613

4

Annual Shareholder Report March 31, 2025

Nuveen Core Bond Fund
Retirement Class Shares/TIDRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$54	0.53%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Bond Fund returned 5.07% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to non‑agency mortgage-backed securities (MBS), an overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds, and a corresponding underweight to U.S. Treasuries.

•  Security selection, especially within investment-grade corporate bonds, commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and MBS.

•  Overweights to emerging-markets debt, CMBS and ABS.

•  Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	5.07%	0.68%	1.74%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$10,629,668,603

Total number of portfolio holdings	1,984

Portfolio turnover (%)	66%

Total management fees paid for the year	$ 28,453,816

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Bond Fund to Nuveen Core Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315720_AR_0325 4363613

4

Annual Shareholder Report March 31, 2025

Nuveen Core Bond Fund
Class R6 Shares/TIBDX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.29%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Core Bond Fund returned 5.35% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•	Top contributors to relative performance

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities (MBS), an overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds, and a corresponding underweight to U.S. Treasuries.

•	Security selection, especially within investment-grade corporate bonds, commercial mortgage-backed securities (CMBS), asset‑backed securities (ABS) and MBS.

•	Overweights to emerging-markets debt, CMBS and ABS.

•	Top detractors from relative performance

•	Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	5.35%	0.95%	2.00%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$10,629,668,603

Total number of portfolio holdings	1,984

Portfolio turnover (%)	66%

Total management fees paid for the year	$28,453,816

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Bond Fund to Nuveen Core Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W607_AR_0325 4363613

4

Annual Shareholder Report March 31, 2025

Nuveen Core Bond Fund
Class W Shares/TBBWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Core Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Bond Fund returned 5.65% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to non‑agency mortgage-backed securities (MBS), an overweight to corporate bonds, including small out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds, and a corresponding underweight to U.S. Treasuries.

•  Security selection, especially within investment-grade corporate bonds, commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and MBS.

•  Overweights to emerging-markets debt, CMBS and ABS.

•  Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class W Shares at NAV	5.65%	1.24%	2.45%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.72%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$10,629,668,603

Total number of portfolio holdings	1,984

Portfolio turnover (%)	66%

Total management fees paid for the year	$ 28,453,816

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Bond Fund to Nuveen Core Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P429_AR_0325 4363613

4

Annual Shareholder Report March 31, 2025

Nuveen Core Impact Bond Fund
Class I Shares/TSBHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$42	0.41%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Impact Bond Fund returned 5.31% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to non‑agency mortgage-backed securities (MBS) and an underweight to U.S. Treasuries.

•  Security selection, especially within commercial mortgage-backed securities (CMBS), corporate bonds, MBS, asset-backed securities (ABS) and government agency securities.

•  Overweights to corporate bonds, including a small out‑of‑benchmark allocations to high-yield corporate bonds, emerging-markets debt, CMBS, ABS and government related-credit and -agency securities.

•  Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	5.31%	0.51%	1.89%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.67%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$6,738,239,463

Total number of portfolio holdings	1,020

Portfolio turnover (%)	147%

Total management fees paid for the year	$ 21,798,940

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Impact Bond Fund to Nuveen Core Impact Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective August 1, 2024, Joseph Higgins, CFA is no longer a portfolio manager of the Fund.

•
Cayman subsidiary: Effective September 11, 2024, the Fund formed two new subsidiaries organized in the Cayman Islands, one which will allow for investment in Regulation S (“Reg S”) bonds and one which allow for investment in TEFRA bonds. Additionally, an investment policy was added to the Fund that limits its investment in the TEFRA subsidiary to 25% of the Fund’s assets.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P635_AR_0325 4363626

4

Annual Shareholder Report March 31, 2025

Nuveen Core Impact Bond Fund
Class A Shares/TSBRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$69	0.67%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Impact Bond Fund returned 4.93% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

»   Out‑of‑benchmark exposure to non‑agency mortgage-backed securities (MBS) and an underweight to U.S. Treasuries.

»   Security selection, especially within commercial mortgage-backed securities (CMBS), corporate bonds, MBS, asset-backed securities (ABS) and government agency securities.

»   Overweights to corporate bonds, including a small out‑of‑benchmark allocations to high-yield corporate bonds, emerging-markets debt, CMBS, ABS and government related-credit and -agency securities.

•  Top detractors from relative performance

»   Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.93%	0.30%	1.46%

Class A at maximum sales charge (Offering Price)	0.97%	(0.47)%	1.07%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$6,738,239,463

Total number of portfolio holdings	1,020

Portfolio turnover (%)	147%

Total management fees paid for the year	$ 21,798,940

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Impact Bond Fund to Nuveen Core Impact Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective August 1, 2024, Joseph Higgins, CFA is no longer a portfolio manager of the Fund.

•
Cayman subsidiary: Effective September 11, 2024, the Fund formed two new subsidiaries organized in the Cayman Islands, one which will allow for investment in Regulation S (“Reg S”) bonds and one which allow for investment in TEFRA bonds. Additionally, an investment policy was added to the Fund that limits its investment in the TEFRA subsidiary to 25% of the Fund’s assets.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R714_AR_0325 4363626

4

Annual Shareholder Report March 31, 2025

Nuveen Core Impact Bond Fund
Premier Class Shares/TSBPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$52	0.51%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Impact Bond Fund returned 5.10% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

»   Out‑of‑benchmark exposure to non‑agency mortgage-backed securities (MBS) and an underweight to U.S. Treasuries.

»   Security selection, especially within commercial mortgage-backed securities (CMBS), corporate bonds, MBS, asset-backed securities (ABS) and government agency securities.

»   Overweights to corporate bonds, including a small out‑of‑benchmark allocations to high-yield corporate bonds, emerging-markets debt, CMBS, ABS and government related-credit and -agency securities.

•  Top detractors from relative performance

»   Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	5.10%	0.38%	1.58%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$6,738,239,463

Total number of portfolio holdings	1,020

Portfolio turnover (%)	147%

Total management fees paid for the year	$21,798,940

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Impact Bond Fund to Nuveen Core Impact Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective August 1, 2024, Joseph Higgins, CFA is no longer a portfolio manager of the Fund.

•
Cayman subsidiary: Effective September 11, 2024, the Fund formed two new subsidiaries organized in the Cayman Islands, one which will allow for investment in Regulation S (“Reg S”) bonds and one which allow for investment in TEFRA bonds. Additionally, an investment policy was added to the Fund that limits its investment in the TEFRA subsidiary to 25% of the Fund’s assets.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R680_AR_0325 4363626

4

Annual Shareholder Report March 31, 2025

Nuveen Core Impact Bond Fund
Retirement Class Shares/TSBBX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$62	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Impact Bond Fund returned 5.00% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

»   Out‑of‑benchmark exposure to non‑agency mortgage-backed securities (MBS) and an underweight to U.S. Treasuries.

»   Security selection, especially within commercial mortgage-backed securities (CMBS), corporate bonds, MBS, asset-backed securities (ABS) and government agency securities.

»   Overweights to corporate bonds, including a small out‑of‑benchmark allocations to high-yield corporate bonds, emerging-markets debt, CMBS, ABS and government related-credit and -agency securities.

•  Top detractors from relative performance

»   Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	5.00%	0.33%	1.50%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$6,738,239,463
Total number of portfolio holdings	1,020
Portfolio turnover (%)	147%
Total management fees paid for the year	$ 21,798,940

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Impact Bond Fund to Nuveen Core Impact Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective August 1, 2024, Joseph Higgins, CFA is no longer a portfolio manager of the Fund.

•
Cayman subsidiary: Effective September 11, 2024, the Fund formed two new subsidiaries organized in the Cayman Islands, one which will allow for investment in Regulation S (“Reg S”) bonds and one which allow for investment in TEFRA bonds. Additionally, an investment policy was added to the Fund that limits its investment in the TEFRA subsidiary to 25% of the Fund’s assets.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R698_AR_0325 4363626

4

Annual Shareholder Report March 31, 2025

Nuveen Core Impact Bond Fund
Class R6 Shares/TSBIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Impact Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$36	0.35%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Impact Bond Fund returned 5.26% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S .Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

»   Out-of-benchmark exposure to non-agency mortgage-backed securities (MBS) and an underweight to U.S. Treasuries.

»   Security selection, especially within commercial mortgage-backed securities (CMBS), corporate bonds, MBS, asset-backed securities (ABS) and government agency securities.

»   Overweights to corporate bonds, including a small out-of-benchmark allocations to high-yield corporate bonds, emerging-markets debt, CMBS, ABS and government related-credit and -agency securities.

•  Top detractors from relative performance

»   Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	5.26%	0.58%	1.75%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$6,738,239,463

Total number of portfolio holdings	1,020

Portfolio turnover (%)	147%

Total management fees paid for the year	$ 21,798,940

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Impact Bond Fund to Nuveen Core Impact Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective August 1, 2024, Joseph Higgins, CFA is no longer a portfolio manager of the Fund.

•
Cayman subsidiary: Effective September 11, 2024, the Fund formed two new subsidiaries organized in the Cayman Islands, one which will allow for investment in Regulation S (“Reg S”) bonds and one which allow for investment in TEFRA bonds. Additionally, an investment policy was added to the Fund that limits its investment in the TEFRA subsidiary to 25% of the Fund’s assets.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R672_AR_0325 4363626

4

Annual Shareholder Report March 31, 2025

Nuveen Core Plus Bond Fund
Class I Shares/TCBHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.38%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Plus Bond Fund returned 5.55% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

»   Out‑of‑benchmark exposure to non‑agency mortgage-backed securities, an overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

»   Security selection, especially within commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and investment-grade corporate bonds.

»   Overweights to emerging-markets debt, CMBS and ABS.

•  Top detractors from relative performance

»   Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	5.55%	1.49%	2.42%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.67%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$4,566,309,599

Total number of portfolio holdings	1,630

Portfolio turnover (%)	84%

Total management fees paid for the year	$ 13,281,551

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Plus Bond Fund to Nuveen Core Plus Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective February 11, 2025, Kristal Seales, CFA has been added as a portfolio manager of the Fund

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P684_AR_0325 4363645

4

Annual Shareholder Report March 31, 2025

Nuveen Core Plus Bond Fund
Class A Shares/TCBPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$65	0.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Core Plus Bond Fund returned 5.30% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•	Top contributors to relative performance

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities, an overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•	Security selection, especially within commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and investment-grade corporate bonds.

•	Overweights to emerging-markets debt, CMBS and ABS.

•	Top detractors from relative performance

•	Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	5.30%	1.26%	1.92%

Class A at maximum sales charge (Offering Price)	1.35%	0.49%	1.53%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$4,566,309,599

Total number of portfolio holdings	1,630

Portfolio turnover (%)	84%

Total management fees paid for the year	$13,281,551

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Plus Bond Fund to Nuveen Core Plus Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective February 11, 2025, Kristal Seales, CFA has been added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315407_AR_0325 4363645

4

Annual Shareholder Report March 31, 2025

Nuveen Core Plus Bond Fund
Premier Class Shares/TBPPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$46	0.45%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Plus Bond Fund returned 5.48% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

»   Out-of-benchmark exposure to non-agency mortgage-backed securities, an overweight to corporate bonds, including out-of-benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

»   Security selection, especially within commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and investment-grade corporate bonds.

»   Overweights to emerging-markets debt, CMBS and ABS.

•  Top detractors from relative performance

»   Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	5.48%	1.41%	2.08%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$4,566,309,599

Total number of portfolio holdings	1,630

Portfolio turnover (%)	84%

Total management fees paid for the year	$ 13,281,551

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Plus Bond Fund to Nuveen Core Plus Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective February 11, 2025, Kristal Seales, CFA has been added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M483_AR_0325 4363645

4

Annual Shareholder Report March 31, 2025

Nuveen Core Plus Bond Fund
Retirement Class Shares/TCBRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$57	0.55%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Core Plus Bond Fund returned 5.49% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•	Top contributors to relative performance

•
Out‑of‑benchmark exposure to non‑agency mortgage-backed securities, an overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•	Security selection, especially within commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and investment-grade corporate bonds.

•	Overweights to emerging-markets debt, CMBS and ABS.

•	Top detractors from relative performance

•	Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	5.49%	1.32%	1.99%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$4,566,309,599

Total number of portfolio holdings	1,630

Portfolio turnover (%)	84%

Total management fees paid for the year	$13,281,551

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Plus Bond Fund to Nuveen Core Plus Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective February 11, 2025, Kristal Seales, CFA has been added as a portfolio manager of the Fund
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315605_AR_0325 4363645

4

Annual Shareholder Report March 31, 2025

Nuveen Core Plus Bond Fund
Class R6 Shares/TIBFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$31	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Plus Bond Fund returned 5.76% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to non‑agency mortgage-backed securities, an overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•  Security selection, especially within commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and investment-grade corporate bonds.

•  Overweights to emerging-markets debt, CMBS and ABS.

•  Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	5.76%	1.59%	2.24%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$4,566,309,599

Total number of portfolio holdings	1,630

Portfolio turnover (%)	84%

Total management fees paid for the year	$ 13,281,551

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Plus Bond Fund to Nuveen Core Plus Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective February 11, 2025, Kristal Seales, CFA has been added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315506_AR_0325 4363645

4

Annual Shareholder Report March 31, 2025

Nuveen Core Plus Bond Fund
Class W Shares/TCBWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Core Plus Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Plus Bond Fund returned 6.07% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 4.88%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to non‑agency mortgage-backed securities, an overweight to corporate bonds, including out‑of‑benchmark allocations to high-yield and emerging-markets corporate bonds and a corresponding underweight to U.S. Treasuries.

•  Security selection, especially within commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and investment-grade corporate bonds.

•  Overweights to emerging-markets debt, CMBS and ABS.

•  Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class W Shares at NAV	6.07%	1.89%	2.73%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.72%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$4,566,309,599

Total number of portfolio holdings	1,630

Portfolio turnover (%)	84%

Total management fees paid for the year	$ 13,281,551

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Core Plus Bond Fund to Nuveen Core Plus Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective February 11, 2025, Kristal Seales, CFA has been added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P395_AR_0325 4363645

4

Annual Shareholder Report March 31, 2025

Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class I Shares/TIXHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$37	0.37%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund returned 0.88% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg 10‑Year Municipal Bond Index, which returned 0.48%.

•  Top contributors to relative performance

•  Security selection and overweight positions in the transportation and local GO sectors.

•  Security selection in the utility and industrial development sectors.

•  Security selection and underweight positions in the special tax and education sectors.

•  Top detractors from relative performance

•  Exposure to the state GO, water/sewer and housing sectors.

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	0.88%	0.86%	1.67%

Bloomberg Municipal Bond Index	1.22%	1.07%	2.11%

Bloomberg 10‑Year Municipal Bond Index	0.48%	1.12%	2.20%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$202,383,945

Total number of portfolio holdings	195

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 528,041

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF 5‑15 Year Laddered Tax‑Exempt Bond Fund to Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P627_AR_0325 4363663

3

Annual Shareholder Report March 31, 2025

Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class A Shares/TIXRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$58	0.58%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund returned 0.65% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the Bloomberg 10‑Year Municipal Bond Index, which returned 0.48%.

•  Top contributors to relative performance

•  Security selection and overweight positions in the transportation and local GO sectors.

•  Security selection in the utility and industrial development sectors.

•  Security selection and underweight positions in the special tax and education sectors.

•  Top detractors from relative performance

•  Exposure to the state GO, water/sewer and housing sectors.

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.65%	0.70%	1.42%

Class A at maximum sales charge (Offering Price)	(2.32)%	0.07%	1.10%

Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

Bloomberg 10‑Year Municipal Bond Index	0.48%	1.12%	2.22%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$202,383,945

Total number of portfolio holdings	195

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 528,041

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF 5‑15 Year Laddered Tax‑Exempt Bond Fund to Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315878_AR_0325 4363663

3

Annual Shareholder Report March 31, 2025

Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund
Class R6 Shares/TITIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund returned 0.94% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg 10‑Year Municipal Bond Index, which returned 0.48%.

•  Top contributors to relative performance

•  Security selection and overweight positions in the transportation and local GO sectors.

•  Security selection in the utility and industrial development sectors.

•  Security selection and underweight positions in the special tax and education sectors.

•  Top detractors from relative performance

•  Exposure to the state GO, water/sewer and housing sectors.

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	0.94%	0.97%	1.70%

Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%

Bloomberg 10‑Year Municipal Bond Index	0.48%	1.12%	2.22%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$202,383,945

Total number of portfolio holdings	195

Portfolio turnover (%)	25%

Total management fees paid for the year	$ 528,041

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF 5‑15 Year Laddered Tax‑Exempt Bond Fund to Nuveen 5‑15 Year Laddered Tax Exempt Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315860_AR_0325 4363663

3

Annual Shareholder Report March 31, 2025

Nuveen Green Bond Fund
Class I Shares/TGRKX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Green Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$55	0.54%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Green Bond Fund returned 4.70% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 5.42%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to taxable municipal bonds and underweights to government related-credit and -agency securities

•  An out‑of‑benchmark allocation to high-yield corporate bonds.

•  Security selection within government related-credit and -agency securities.

•  Top detractors from relative performance

•  Security selection within electric utility corporate bonds.

•  An out‑of‑benchmark allocation to asset-backed securities and an overweight to commercial mortgage-backed securities.

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	4.70%	1.44%	2.31%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.81%

Bloomberg MSCI U.S. Green Bond Index	5.42%	0.78%	2.52%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$172,895,634

Total number of portfolio holdings	252

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 644,698

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Green Bond Fund to Nuveen Green Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Cayman subsidiary: Effective September 11, 2024, the Fund formed a new subsidiary organized in the Cayman Islands, which will allow for investment in Regulation S (“Reg S”) bonds.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N875_AR_0325 4363670

4

Annual Shareholder Report March 31, 2025

Nuveen Green Bond Fund
Class A Shares/TGROX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Green Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$80	0.78%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Green Bond Fund returned 4.45% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 5.42%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to taxable municipal bonds and underweights to government related-credit and -agency securities

•  An out‑of‑benchmark allocation to high-yield corporate bonds.

•  Security selection within government related-credit and -agency securities.

•  Top detractors from relative performance

•  Security selection within electric utility corporate bonds.

•  An out‑of‑benchmark allocation to asset-backed securities and an overweight to commercial mortgage-backed securities.

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class A Shares at NAV (excluding maximum sales charge)	4.45%	1.19%	2.08%

Class A at maximum sales charge (Offering Price)	0.57%	0.42%	1.47%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.81%

Bloomberg MSCI U.S. Green Bond Index	5.42%	0.78%	2.52%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$172,895,634

Total number of portfolio holdings	252

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 644,698

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Green Bond Fund to Nuveen Green Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Cayman subsidiary: Effective September 11, 2024, the Fund formed a new subsidiary organized in the Cayman Islands, which will allow for investment in Regulation S (“Reg S”) bonds.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N842_AR_0325 4363670

4

Annual Shareholder Report March 31, 2025

Nuveen Green Bond Fund
Premier Class Shares/TGRLX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$61	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Green Bond Fund returned 4.63% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 5.42%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to taxable municipal bonds and underweights to government related-credit and -agency securities

•  An out‑of‑benchmark allocation to high-yield corporate bonds.

•  Security selection within government related-credit and -agency securities.

•  Top detractors from relative performance

•  Security selection within electric utility corporate bonds.

•  An out‑of‑benchmark allocation to asset-backed securities and an overweight to commercial mortgage-backed securities.

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Premier Class Shares at NAV	4.63%	1.36%	2.23%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.81%

Bloomberg MSCI U.S. Green Bond Index	5.42%	0.78%	2.52%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$172,895,634

Total number of portfolio holdings	252

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 644,698

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Green Bond Fund to Nuveen Green Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Cayman subsidiary: Effective September 11, 2024, the Fund formed a new subsidiary organized in the Cayman Islands, which will allow for investment in Regulation S (“Reg S”) bonds.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N867_AR_0325 4363670

4

Annual Shareholder Report March 31, 2025

Nuveen Green Bond Fund
Retirement Class Shares/TGRMX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Green Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$72	0.70%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Green Bond Fund returned 4.53% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 5.42%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to taxable municipal bonds and underweights to government related-credit and -agency securities

•  An out‑of‑benchmark allocation to high-yield corporate bonds.

•  Security selection within government related-credit and -agency securities.

•  Top detractors from relative performance

•  Security selection within electric utility corporate bonds.

•  An out‑of‑benchmark allocation to asset-backed securities and an overweight to commercial mortgage-backed securities.

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Retirement Class Shares at NAV	4.53%	1.31%	2.19%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.81%

Bloomberg MSCI U.S. Green Bond Index	5.42%	0.78%	2.52%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$172,895,634

Total number of portfolio holdings	252

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 644,698

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Green Bond Fund to Nuveen Green Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Cayman subsidiary: Effective September 11, 2024, the Fund formed a new subsidiary organized in the Cayman Islands, which will allow for investment in Regulation S (“Reg S”) bonds.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N859_AR_0325 4363670

4

Annual Shareholder Report March 31, 2025

Nuveen Green Bond Fund
Class R6 Shares/TGRNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Green Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$46	0.45%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Green Bond Fund returned 4.79% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund underperformed the Bloomberg MSCI U.S. Green Bond Index, which returned 5.42%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to taxable municipal bonds and underweights to government related-credit and -agency securities

•  An out‑of‑benchmark allocation to high-yield corporate bonds.

•  Security selection within government related-credit and -agency securities.

•  Top detractors from relative performance

•  Security selection within electric utility corporate bonds.

•  An out‑of‑benchmark allocation to asset-backed securities and an overweight to commercial mortgage-backed securities.

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class R6 Shares at NAV	4.79%	1.50%	2.37%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.81%

Bloomberg MSCI U.S. Green Bond Index	5.42%	0.78%	2.52%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$172,895,634

Total number of portfolio holdings	252

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 644,698

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Green Bond Fund to Nuveen Green Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Cayman subsidiary: Effective September 11, 2024, the Fund formed a new subsidiary organized in the Cayman Islands, which will allow for investment in Regulation S (“Reg S”) bonds.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N883_AR_0325 4363670

4

Annual Shareholder Report March 31, 2025

Nuveen High Yield Fund
Class I Shares/TIHHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$52	0.50%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Fund returned 6.72% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 6.68%.

•  Top contributors to relative performance

»   Security selection within the cable & satellite TV industry, led by an overweight to CSC Holdings.

»   Security selection within the telecommunications – wireline integrated & services industry, driven by Level 3 Financing, Inc.

»   Security selection within the health services and gas distribution industries.

•  Top detractors from relative performance

»   Security selection within the specialty retail industry, driven by The Michaels Companies.

»   Security selection within the energy – exploration & production industry.

»   An overweight position and security selection in the rail industry, including an overweight to Brightline East.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	6.72%	6.59%	5.12%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.67%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	6.68%	6.53%	5.44%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,004,571,489

Total number of portfolio holdings	300

Portfolio turnover (%)	61%

Total management fees paid for the year	$ 6,927,585

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF High-Yield Fund to Nuveen High Yield Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective February 11, 2025, James Kim has been added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P676_AR_0325 4363683

4

Annual Shareholder Report March 31, 2025

Nuveen High Yield Fund
Class A Shares/TIYRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$70	0.68%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen High Yield Fund returned 6.53% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index, which returned 6.68%.

•	Top contributors to relative performance

•	Security selection within the cable & satellite TV industry, led by an overweight to CSC Holdings.

•	Security selection within the telecommunications – wireline integrated & services industry, driven by Level 3 Financing, Inc.

•	Security selection within the health services and gas distribution industries.

•	Top detractors from relative performance

•	Security selection within the specialty retail industry, driven by The Michaels Companies.

•	Security selection within the energy – exploration & production industry.

•	An overweight position and security selection in the rail industry, including an overweight to Brightline East.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.53%	6.43%	4.16%

Class A at maximum sales charge (Offering Price)	1.43%	5.39%	3.65%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	6.68%	6.53%	4.71%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,004,571,489

Total number of portfolio holdings	300

Portfolio turnover (%)	61%

Total management fees paid for the year	$6,927,585

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF High-Yield Fund to Nuveen High Yield Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective February 11, 2025, James Kim has been added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up-front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315811_AR_0325 4363683

4

Annual Shareholder Report March 31, 2025

Nuveen High Yield Fund
Premier Class Shares/TIHPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$53	0.51%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Fund returned 6.82% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 6.68%.

•  Top contributors to relative performance

»   Security selection within the cable & satellite TV industry, led by an overweight to CSC Holdings.

»   Security selection within the telecommunications – wireline integrated & services industry, driven by Level 3 Financing, Inc.

»   Security selection within the health services and gas distribution industries.

•  Top detractors from relative performance

»   Security selection within the specialty retail industry, driven by The Michaels Companies.

»   Security selection within the energy – exploration & production industry.

»   An overweight position and security selection in the rail industry, including an overweight to Brightline East.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	6.82%	6.58%	4.32%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	6.68%	6.53%	4.71%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,004,571,489

Total number of portfolio holdings	300

Portfolio turnover (%)	61%

Total management fees paid for the year	$ 6,927,585

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF High-Yield Fund to Nuveen High Yield Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective February 11, 2025, James Kim has been added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M467_AR_0325 4363683

4

Annual Shareholder Report March 31, 2025

Nuveen High Yield Fund
Retirement Class Shares/TIHRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$63	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen High Yield Fund returned 6.60% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 6.68%.

•	Top contributors to relative performance

•	Security selection within the cable & satellite TV industry, led by an overweight to CSC Holdings.

•	Security selection within the telecommunications – wireline integrated & services industry, driven by Level 3 Financing, Inc.

•	Security selection within the health services and gas distribution industries.

•	Top detractors from relative performance

•	Security selection within the specialty retail industry, driven by The Michaels Companies.

•	Security selection within the energy – exploration & production industry.

•	An overweight position and security selection in the rail industry, including an overweight to Brightline East.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	6.60%	6.45%	4.19%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	6.68%	6.53%	4.71%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,004,571,489

Total number of portfolio holdings	300

Portfolio turnover (%)	61%

Total management fees paid for the year	$6,927,585

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF High-Yield Fund to Nuveen High Yield Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective February 11, 2025, James Kim has been added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315787_AR_0325 4363683

4

Annual Shareholder Report March 31, 2025

Nuveen High Yield Fund
Class R6 Shares/TIHYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$37	0.36%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen High Yield Fund returned 6.86% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 6.68%.

•	Top contributors to relative performance

•	Security selection within the cable & satellite TV industry, led by an overweight to CSC Holdings.

•	Security selection within the telecommunications – wireline integrated & services industry, driven by Level 3 Financing, Inc.

•	Security selection within the health services and gas distribution industries.

•	Top detractors from relative performance

•	Security selection within the specialty retail industry, driven by The Michaels Companies.

•	Security selection within the energy – exploration & production industry.

•	An overweight position and security selection in the rail industry, including an overweight to Brightline East.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	6.86%	6.71%	4.45%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	6.68%	6.53%	4.71%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,004,571,489

Total number of portfolio holdings	300

Portfolio turnover (%)	61%

Total management fees paid for the year	$6,927,585

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF High-Yield Fund to Nuveen High Yield Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective February 11, 2025, James Kim has been added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315795_AR_0325 4363683

4

Annual Shareholder Report March 31, 2025

Nuveen High Yield Fund
Class W Shares/TIHWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen High Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Fund returned 7.25% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index, which returned 6.68%.

•  Top contributors to relative performance

•  Security selection within the cable & satellite TV industry, led by an overweight to CSC Holdings.

•  Security selection within the telecommunications – wireline integrated & services industry, driven by Level 3 Financing, Inc.

•  Security selection within the health services and gas distribution industries.

•  Top detractors from relative performance

•  Security selection within the specialty retail industry, driven by The Michaels Companies.

•  Security selection within the energy – exploration & production industry.

•  An overweight position and security selection in the rail industry, including an overweight to Brightline East.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class W Shares at NAV	7.25%	7.09%	4.55%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.72%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	6.68%	6.53%	4.58%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,004,571,489

Total number of portfolio holdings	300

Portfolio turnover (%)	61%

Total management fees paid for the year	$6,927,585

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF High-Yield Fund to Nuveen High Yield Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Update: Effective February 11, 2025, James Kim has been added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P387_AR_0325 4363683

3

Annual Shareholder Report March 31, 2025

Nuveen Short Duration Impact Bond Fund
Class I Shares/TSDHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.38%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Duration Impact Bond returned 5.95% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 5.61%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and taxable municipal bonds.

•  Overweight positions and security selection in corporate bonds, government related-credit securities and -agency bonds.

•  Out‑of‑benchmark exposure to mortgage-backed securities.

•  Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	5.95%	2.98%	2.81%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.81%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	2.26%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$77,549,120

Total number of portfolio holdings	169

Portfolio turnover (%)	139%

Total management fees paid for the year	$ 230,251

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short Duration Impact Bond Fund to Nuveen Short Duration Impact Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N826_AR_0325 4363693

4

Annual Shareholder Report March 31, 2025

Nuveen Short Duration Impact Bond Fund
Class A Shares/TSDBX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$69	0.67%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Duration Impact Bond returned 5.64% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 5.61%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and taxable municipal bonds.

•  Overweight positions and security selection in corporate bonds, government related-credit securities and -agency bonds.

•  Out‑of‑benchmark exposure to mortgage-backed securities.

•  Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class A Shares at NAV (excluding maximum sales charge)	5.64%	2.74%	2.56%

Class A at maximum sales charge (Offering Price)	2.95%	2.22%	2.15%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.81%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	2.26%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$77,549,120

Total number of portfolio holdings	169

Portfolio turnover (%)	139%

Total management fees paid for the year	$ 230,251

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short Duration Impact Bond Fund to Nuveen Short Duration Impact Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N784_AR_0325 4363693

4

Annual Shareholder Report March 31, 2025

Nuveen Short Duration Impact Bond Fund
Premier Class Shares/TSDFX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$51	0.50%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Duration Impact Bond returned 5.82% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 5.61%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and taxable municipal bonds.

•  Overweight positions and security selection in corporate bonds, government related-credit securities and -agency bonds.

•  Out‑of‑benchmark exposure to mortgage-backed securities.

•  Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Premier Class Shares at NAV	5.82%	2.86%	2.69%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.81%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	2.26%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$77,549,120

Total number of portfolio holdings	169

Portfolio turnover (%)	139%

Total management fees paid for the year	$ 230,251

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short Duration Impact Bond Fund to Nuveen Short Duration Impact Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N818_AR_0325 4363693

4

Annual Shareholder Report March 31, 2025

Nuveen Short Duration Impact Bond Fund
Retirement Class Shares/TSDDX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$62	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Duration Impact Bond returned 5.71% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 5.61%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and taxable municipal bonds.

•  Overweight positions and security selection in corporate bonds, government related-credit securities and -agency bonds.

•  Out‑of‑benchmark exposure to mortgage-backed securities.

•  Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Retirement Class Shares at NAV	5.71%	2.76%	2.60%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.81%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	2.26%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$77,549,120

Total number of portfolio holdings	169

Portfolio turnover (%)	139%

Total management fees paid for the year	$ 230,251

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short Duration Impact Bond Fund to Nuveen Short Duration Impact Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N792_AR_0325 4363693

4

Annual Shareholder Report March 31, 2025

Nuveen Short Duration Impact Bond Fund
Class R6 Shares/TSDJX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Duration Impact Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$36	0.35%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Duration Impact Bond returned 5.97% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 5.61%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and taxable municipal bonds.

•  Overweight positions and security selection in corporate bonds, government related-credit securities and -agency bonds.

•  Out‑of‑benchmark exposure to mortgage-backed securities.

•  Top detractors from relative performance

•  Yield curve positioning.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 16, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class R6 Shares at NAV	5.97%	3.01%	2.85%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.81%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	2.26%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$77,549,120

Total number of portfolio holdings	169

Portfolio turnover (%)	139%

Total management fees paid for the year	$ 230,251

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short Duration Impact Bond Fund to Nuveen Short Duration Impact Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N834_AR_0325 4363693

4

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Fund
Class I Shares/TCTHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.32%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Bond Fund returned 6.05% for Class I Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 5.61%.

•  Top contributors to relative performance

»   Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

»   An overweight position and security selection in corporate bonds.

»   An overweight in duration position.

•  Top detractors from relative performance

»   Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	6.05%	2.70%	2.35%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.67%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	1.84%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$1,734,020,434

Total number of portfolio holdings	274

Portfolio turnover (%)	182%

Total management fees paid for the year	$4,456,995

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Fund to Nuveen Short Term Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

4

87245P650_AR_0325 4363709

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Fund
Class A Shares/TCTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	0.59%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Short Term Bond Fund returned 5.77% for Class A Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 5.61%.

•	Top contributors to relative performance

•	Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

•	An overweight position and security selection in corporate bonds.

•	An overweight in duration position.

•	Top detractors from relative performance

•	Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	5.77%	2.46%	1.98%

Class A at maximum sales charge (Offering Price)	3.12%	1.94%	1.72%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$1,734,020,434

Total number of portfolio holdings	274

Portfolio turnover (%)	182%

Total management fees paid for the year	$4,456,995

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Fund to Nuveen Short Term Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315704_AR_0325 4363709

4

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Fund
Premier Class Shares/TSTPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$43	0.42%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Bond Fund returned 5.95% for Premier Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 5.61%.

•  Top contributors to relative performance

»   Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

»   An overweight position and security selection in corporate bonds.

»   An overweight in duration position.

•  Top detractors from relative performance

»   Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	5.95%	2.61%	2.14%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$1,734,020,434

Total number of portfolio holdings	274

Portfolio turnover (%)	182%

Total management fees paid for the year	$ 4,456,995

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Fund to Nuveen Short Term Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M475_AR_0325 4363709

4

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Fund
Retirement Class Shares/TISRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.51%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Short Term Bond Fund returned 5.85% for Retirement Class Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund performed in line with the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 5.61%.

•	Top contributors to relative performance

•	Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

•	An overweight position and security selection in corporate bonds.

•	An overweight in duration position.

•	Top detractors from relative performance

•	Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	5.85%	2.51%	2.04%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$1,734,020,434

Total number of portfolio holdings	274

Portfolio turnover (%)	182%

Total management fees paid for the year	$4,456,995

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Fund to Nuveen Short Term Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315886_AR_0325 4363709

4

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Fund
Class R6 Shares/TISIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$28	0.27%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Short Term Bond Fund returned 6.11% for Class R6 Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 5.61%.

•	Top contributors to relative performance

•	Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

•	An overweight position and security selection in corporate bonds.

•	An overweight in duration position.

•	Top detractors from relative performance

•	Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (April 1, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	6.11%	2.77%	2.29%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$1,734,020,434

Total number of portfolio holdings	274

Portfolio turnover (%)	182%

Total management fees paid for the year	$4,456,995

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

3	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Fund to Nuveen Short Term Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315803_AR_0325 4363709

4

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Fund
Class W Shares/TCTWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Bond Fund returned 6.39% for Class W Shares at net asset value (NAV) for the 12 months ended March 31, 2025. The Fund outperformed the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, which returned 5.61%.

•  Top contributors to relative performance

•  Out‑of‑benchmark exposure to asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

•  An overweight position and security selection in corporate bonds.

•  An overweight in duration position.

•  Top detractors from relative performance

•  Yield curve positioning in U.S. Treasuries.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class W Shares at NAV	6.39%	3.04%	3.05%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.72%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	2.26%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$1,734,020,434

Total number of portfolio holdings	274

Portfolio turnover (%)	182%

Total management fees paid for the year	$ 4,456,995

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Fund to Nuveen Short Term Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P361_AR_0325 4363709

3

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Index Fund
Class I Shares/TTBHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$22	0.21%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Bond Index Fund’s total return for Class I Shares at net asset value (NAV) was 5.40% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 5.61%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	5.40%	1.37%	1.62%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.67%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	1.84%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,347,790,766

Total number of portfolio holdings	1,113

Portfolio turnover (%)	55%

Total management fees paid for the year	$ 1,085,950

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Index Fund to Nuveen Short Term Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P643_AR_0325 4363720

3

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Index Fund
Class A Shares/TRSHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.42%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Bond Index Fund’s total return for Class A Shares at net asset value (NAV) was 5.18% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 5.61%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class A Shares at NAV (excluding maximum sales charge)	5.18%	1.16%	1.33%

Class A at maximum sales charge (Offering Price)	2.60%	0.65%	1.07%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.62%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	1.78%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,347,790,766

Total number of portfolio holdings	1,113

Portfolio turnover (%)	55%

Total management fees paid for the year	$ 1,085,950

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Index Fund to Nuveen Short Term Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R466_AR_0325 4363720

4

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Index Fund
Premier Class Shares/TPSHX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$25	0.24%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Bond Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 5.36% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 5.61%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Premier Class Shares at NAV	5.36%	1.35%	1.51%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.62%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	1.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,347,790,766

Total number of portfolio holdings	1,113

Portfolio turnover (%)	55%

Total management fees paid for the year	$ 1,085,950

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Index Fund to Nuveen Short Term Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R441_AR_0325 4363720

4

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Index Fund
Retirement Class Shares/TESHX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$33	0.32%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Bond Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 5.39% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 5.61%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Retirement Class Shares at NAV	5.39%	1.26%	1.43%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.62%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	1.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,347,790,766

Total number of portfolio holdings	1,113

Portfolio turnover (%)	55%

Total management fees paid for the year	$1,085,950

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Index Fund to Nuveen Short Term Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R458_AR_0325 4363720

4

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Index Fund
Class R6 Shares/TNSHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$7	0.07%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Bond Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 5.65% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 5.61%.

•  Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class R6 Shares at NAV	5.65%	1.52%	1.68%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.62%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	1.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,347,790,766

Total number of portfolio holdings	1,113

Portfolio turnover (%)	55%

Total management fees paid for the year	$1,085,950

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Index Fund to Nuveen Short Term Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R433_AR_0325 4363720

4

Annual Shareholder Report March 31, 2025

Nuveen Short Term Bond Index Fund
Class W Shares/TTBWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Short Term Bond Index Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Short Term Bond Index Fund’s total return for Class W Shares at net asset value (NAV) was 5.73% for the 12 months ended March 31, 2025. The Fund’s index, the Bloomberg U.S. 1‑3 Year Government/Credit Bond Index, returned 5.61%.

•  Despite the effect of certain expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception

Class W Shares at NAV	5.73%	1.60%	2.29%

Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.72%

Bloomberg U.S. 1‑3 Year Government/Credit Bond Index	5.61%	1.56%	2.26%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,347,790,766

Total number of portfolio holdings	1,113

Portfolio turnover (%)	55%

Total management fees paid for the year	$ 1,085,950

What did the Fund invest in? (as of March 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Short-Term Bond Index Fund to Nuveen Short Term Bond Index Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P353_AR_0325 4363720

3

Annual Shareholder Report March 31, 2025

Nuveen Money Market Fund
Class I Shares/TMHXX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.18%
* Annualized for period less than one year.

1	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,224,779,311

Total number of portfolio holdings	60

Portfolio turnover (%)	0%

Total management fees paid for the year	$ 2,100,763

What did the Fund invest in? (as of March 31, 2025)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Money Market Fund to Nuveen Money Market Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

2	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P619_AR_0325 4363729

3

Annual Shareholder Report March 31, 2025

Nuveen Money Market Fund
Class A Shares/TIRXX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$45	0.44%
* Annualized for period less than one year.

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,224,779,311

Total number of portfolio holdings	60

Portfolio turnover (%)	0%

Total management fees paid for the year	$ 2,100,763

What did the Fund invest in? (as of March 31, 2025)

1	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Money Market Fund to Nuveen Money Market Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315670_AR_0325 4363729

2

Annual Shareholder Report March 31, 2025

Nuveen Money Market Fund
Premier Class Shares/TPPXX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$28	0.27%
* Annualized for period less than one year.

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,224,779,311

Total number of portfolio holdings	60

Portfolio turnover (%)	0%

Total management fees paid for the year	$ 2,100,763

What did the Fund invest in? (as of March 31, 2025)

1	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Money Market Fund to Nuveen Money Market Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M442_AR_0325 4363729

2

Annual Shareholder Report March 31, 2025

Nuveen Money Market Fund
Retirement Class Shares/TIEXX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.37%
* Annualized for period less than one year.

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,224,779,311

Total number of portfolio holdings	60

Portfolio turnover (%)	0%

Total management fees paid for the year	$ 2,100,763

What did the Fund invest in? (as of March 31, 2025)

1	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Money Market Fund to Nuveen Money Market Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315688_AR_0325 4363729

2

Annual Shareholder Report March 31, 2025

Nuveen Money Market Fund
Class R6 Shares/TCIXX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.12%
* Annualized for period less than one year.

Fund Statistics (as of March 31, 2025)

Fund net assets	$2,224,779,311

Total number of portfolio holdings	60

Portfolio turnover (%)	0%

Total management fees paid for the year	$2,100,763

What did the Fund invest in? (as of March 31, 2025)

1	continued>>

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Money Market Fund to Nuveen Money Market Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by August 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W706_AR_0325 4363729

2

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

TIAA-CREF Funds

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the auditor, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in the Chair’s absence, any other member of the Audit Committee).

SERVICES THAT THE REGISTRANT’S AUDITOR BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
March 31, 2025	$500,271	$0	$92	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

March 31, 2024	$686,641	$5,133	$95	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
2	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Registrant’s common shares and leverage.
3	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the independent registered public accounting firm.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Registrant’s use of leverage.

SERVICES THAT THE REGISTRANT’S AUDITOR BILLED TO THE

ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Teachers Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-

approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
March 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

March 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
March 31, 2025	$92	$0	$10,665	$10,757
March 31, 2024	$95	$0	$1,042,905	$1,043,000

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant. Regarding tax and research projects conducted by the independent registered public accounting firm for the Registrant and Affiliated Fund Service Providers (with respect to operations and financial reports of the Registrant) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Bond Index Fund, Nuveen Core Bond Fund, Nuveen Core Impact Bond Fund, Nuveen Core Plus Bond Fund, Nuveen 5-15 Year Laddered Tax Exempt Bond Fund, Nuveen Green Bond Fund, Nuveen High Yield Fund, Nuveen Short Duration Impact Bond Fund, Nuveen Short Term Bond Fund, Nuveen Short Term Bond Index Fund and Nuveen Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (eleven of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Nuveen Bond Index Fund	Nuveen High Yield Fund
Nuveen Core Bond Fund	Nuveen Short Duration Impact Bond Fund
Nuveen Core Impact Bond Fund*	Nuveen Short Term Bond Fund
Nuveen Core Plus Bond Fund	Nuveen Short Term Bond Index Fund
Nuveen 5-15 Year Laddered Tax Exempt	Nuveen Money Market Fund
Bond Fund
Nuveen Green Bond Fund*

*	The financial statements for Nuveen Core Impact Bond Fund and Nuveen Green Bond Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

May 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

4

Portfolio of Investments March 31, 2025

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 99.3%
		CORPORATE BONDS - 25.4%
		AUTOMOBILES & COMPONENTS - 0.5%
$1,000,000		American Honda Finance Corp	4.900%	07/09/27	$1,008,972
2,000,000		American Honda Finance Corp	5.125	07/07/28	2,033,636
1,000,000		American Honda Finance Corp	5.650	11/15/28	1,034,544
1,000,000		American Honda Finance Corp	2.250	01/12/29	916,528
1,000,000	(a)	American Honda Finance Corp	4.900	03/13/29	1,008,584
1,000,000		American Honda Finance Corp	4.400	09/05/29	986,227
1,000,000		American Honda Finance Corp	4.800	03/05/30	997,796
1,000,000		American Honda Finance Corp	4.600	04/17/30	991,434
1,500,000		American Honda Finance Corp	5.850	10/04/30	1,577,161
1,000,000		American Honda Finance Corp	1.800	01/13/31	844,881
1,000,000		American Honda Finance Corp	5.050	07/10/31	1,007,426
1,500,000	(a)	American Honda Finance Corp	4.900	01/10/34	1,464,976
1,000,000		American Honda Finance Corp	5.200	03/05/35	989,259
100,000		Aptiv plc	4.350	03/15/29	98,100
1,000,000		Aptiv plc	4.650	09/13/29	985,431
600,000		Aptiv plc	3.250	03/01/32	522,801
1,000,000		Aptiv plc	5.150	09/13/34	945,377
100,000		Aptiv plc	4.400	10/01/46	75,811
575,000		Aptiv plc	5.400	03/15/49	495,864
1,500,000		Aptiv plc	3.100	12/01/51	878,313
1,000,000		Aptiv plc	4.150	05/01/52	708,265
1,000,000		Aptiv plc	5.750	09/13/54	887,634
1,650,000		BorgWarner, Inc	2.650	07/01/27	1,581,189
1,000,000	(a)	BorgWarner, Inc	5.400	08/15/34	989,318
200,000		BorgWarner, Inc	4.375	03/15/45	162,466
3,000,000		Ford Motor Co	4.346	12/08/26	2,954,428
2,000,000		Ford Motor Co	7.450	07/16/31	2,119,847
4,000,000		Ford Motor Co	3.250	02/12/32	3,296,572
1,700,000		Ford Motor Co	4.750	01/15/43	1,290,019
1,500,000		Ford Motor Co	5.291	12/08/46	1,207,931
3,000,000		Ford Motor Credit Co LLC	6.950	03/06/26	3,032,676
3,000,000		Ford Motor Credit Co LLC	6.950	06/10/26	3,046,399
3,000,000		Ford Motor Credit Co LLC	2.700	08/10/26	2,892,982
1,250,000		Ford Motor Credit Co LLC	5.850	05/17/27	1,256,554
2,000,000		Ford Motor Credit Co LLC	4.950	05/28/27	1,970,936
2,000,000		Ford Motor Credit Co LLC	7.350	11/04/27	2,072,382
2,000,000		Ford Motor Credit Co LLC	6.800	05/12/28	2,054,101
1,500,000		Ford Motor Credit Co LLC	6.798	11/07/28	1,542,683
1,500,000		Ford Motor Credit Co LLC	5.800	03/08/29	1,485,307
3,000,000		Ford Motor Credit Co LLC	5.113	05/03/29	2,891,945
1,000,000		Ford Motor Credit Co LLC	5.303	09/06/29	969,432
1,000,000		Ford Motor Credit Co LLC	5.875	11/07/29	989,095
1,000,000		Ford Motor Credit Co LLC	7.350	03/06/30	1,046,390
1,000,000		Ford Motor Credit Co LLC	6.050	03/05/31	986,187
2,500,000		Ford Motor Credit Co LLC	3.625	06/17/31	2,150,286
750,000		Ford Motor Credit Co LLC	6.054	11/05/31	734,786
1,000,000		Ford Motor Credit Co LLC	6.532	03/19/32	999,464
1,500,000		Ford Motor Credit Co LLC	7.122	11/07/33	1,532,880
1,750,000		Ford Motor Credit Co LLC	6.125	03/08/34	1,678,815
1,000,000		Ford Motor Credit Co LLC	6.500	02/07/35	981,362
500,000		General Motors Co	6.800	10/01/27	520,451
700,000		General Motors Co	5.000	10/01/28	698,850
375,000		General Motors Co	5.400	10/15/29	377,065
450,000		General Motors Co	5.600	10/15/32	446,286
900,000		General Motors Co	6.600	04/01/36	929,066
700,000		General Motors Co	5.150	04/01/38	633,641
150,000		General Motors Co	6.250	10/02/43	144,319
175,000		General Motors Co	5.200	04/01/45	146,858

See Notes to Financial Statements	5

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		AUTOMOBILES & COMPONENTS - 0.5% (continued)
$350,000		General Motors Co	6.750%	04/01/46	$354,758
500,000	(a)	General Motors Co	5.400	04/01/48	426,895
900,000		General Motors Co	5.950	04/01/49	824,499
1,000,000		General Motors Financial Co, Inc	1.500	06/10/26	961,463
525,000		General Motors Financial Co, Inc	4.000	10/06/26	518,668
1,400,000		General Motors Financial Co, Inc	4.350	01/17/27	1,387,153
1,000,000		General Motors Financial Co, Inc	2.350	02/26/27	954,264
800,000		General Motors Financial Co, Inc	5.000	04/09/27	800,883
1,000,000		General Motors Financial Co, Inc	2.700	08/20/27	951,298
1,100,000		General Motors Financial Co, Inc	3.850	01/05/28	1,065,822
1,000,000		General Motors Financial Co, Inc	6.000	01/09/28	1,025,579
2,000,000		General Motors Financial Co, Inc	2.400	04/10/28	1,852,224
1,000,000		General Motors Financial Co, Inc	5.800	06/23/28	1,021,356
1,850,000		General Motors Financial Co, Inc	2.400	10/15/28	1,692,548
1,000,000		General Motors Financial Co, Inc	5.800	01/07/29	1,018,597
2,400,000		General Motors Financial Co, Inc	5.650	01/17/29	2,439,109
1,000,000		General Motors Financial Co, Inc	4.300	04/06/29	964,057
1,500,000		General Motors Financial Co, Inc	5.550	07/15/29	1,511,741
2,000,000		General Motors Financial Co, Inc	4.900	10/06/29	1,967,336
1,000,000		General Motors Financial Co, Inc	5.350	01/07/30	998,262
1,000,000		General Motors Financial Co, Inc	5.850	04/06/30	1,018,130
1,500,000		General Motors Financial Co, Inc	3.600	06/21/30	1,374,995
2,000,000		General Motors Financial Co, Inc	2.350	01/08/31	1,692,687
1,450,000		General Motors Financial Co, Inc	5.750	02/08/31	1,462,061
475,000		General Motors Financial Co, Inc	2.700	06/10/31	405,164
1,250,000		General Motors Financial Co, Inc	5.600	06/18/31	1,250,102
1,000,000		General Motors Financial Co, Inc	3.100	01/12/32	854,481
1,000,000		General Motors Financial Co, Inc	5.625	04/04/32	989,059
2,500,000		General Motors Financial Co, Inc	6.400	01/09/33	2,578,478
1,000,000		General Motors Financial Co, Inc	6.100	01/07/34	1,004,059
2,500,000		General Motors Financial Co, Inc	5.950	04/04/34	2,487,397
4,000,000	(a)	General Motors Financial Co, Inc	5.450	09/06/34	3,856,604
475,000	(a)	General Motors Financial Co, Inc	5.900	01/07/35	470,389
200,000		Harley-Davidson, Inc	4.625	07/28/45	163,219
326,000		Lear Corp	3.800	09/15/27	318,577
400,000		Lear Corp	4.250	05/15/29	388,230
500,000		Lear Corp	3.500	05/30/30	462,309
600,000		Lear Corp	2.600	01/15/32	506,136
550,000	(a)	Lear Corp	5.250	05/15/49	474,066
1,000,000		Lear Corp	3.550	01/15/52	648,943
175,000		Magna International, Inc	2.450	06/15/30	155,296
2,000,000	(a)	Magna International, Inc	5.500	03/21/33	2,019,206
925,000		Mercedes-Benz Finance North America LLC	8.500	01/18/31	1,089,553
1,000,000		Toyota Motor Corp	2.362	03/25/31	883,057
1,000,000	(a)	Toyota Motor Corp	5.123	07/13/33	1,020,196
1,000,000		Toyota Motor Credit Corp	1.900	01/13/27	959,219
1,000,000		Toyota Motor Credit Corp	4.350	10/08/27	1,000,358
1,000,000		Toyota Motor Credit Corp	5.450	11/10/27	1,028,353
300,000		Toyota Motor Credit Corp	3.050	01/11/28	289,928
1,000,000		Toyota Motor Credit Corp	4.625	01/12/28	1,007,534
1,000,000		Toyota Motor Credit Corp	5.250	09/11/28	1,026,277
400,000		Toyota Motor Credit Corp	3.650	01/08/29	387,823
1,000,000		Toyota Motor Credit Corp	5.050	05/16/29	1,017,987
2,000,000		Toyota Motor Credit Corp	4.450	06/29/29	1,997,118
550,000		Toyota Motor Credit Corp	4.550	08/09/29	550,116
1,000,000		Toyota Motor Credit Corp	4.950	01/09/30	1,015,052
650,000		Toyota Motor Credit Corp	2.150	02/13/30	580,240
225,000		Toyota Motor Credit Corp	3.375	04/01/30	212,195
1,000,000		Toyota Motor Credit Corp	4.550	05/17/30	996,399
1,000,000		Toyota Motor Credit Corp	5.550	11/20/30	1,040,160
1,000,000	(a)	Toyota Motor Credit Corp	1.650	01/10/31	847,898
1,000,000		Toyota Motor Credit Corp	5.100	03/21/31	1,016,161

6	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		AUTOMOBILES & COMPONENTS - 0.5% (continued)
$1,000,000		Toyota Motor Credit Corp	1.900%	09/12/31	$842,592
1,000,000		Toyota Motor Credit Corp	4.600	10/10/31	990,146
1,000,000		Toyota Motor Credit Corp	2.400	01/13/32	857,395
1,000,000		Toyota Motor Credit Corp	4.700	01/12/33	990,361
1,000,000		Toyota Motor Credit Corp	4.800	01/05/34	986,256
1,000,000		Toyota Motor Credit Corp	5.350	01/09/35	1,016,377

		TOTAL AUTOMOBILES & COMPONENTS			143,236,839

		BANKS - 4.5%
9,435,000	(a)	Asian Development Bank	4.375	01/14/28	9,534,434
5,000,000		Asian Development Bank	3.625	08/28/29	4,917,484
2,345,000		Asian Development Bank	4.375	03/22/35	2,345,000
1,000,000		Associated Banc-Corp	6.455	08/29/30	1,011,870
2,000,000		Australia & New Zealand Banking Group Ltd	4.750	01/18/27	2,015,847
2,000,000		Australia & New Zealand Banking Group Ltd	4.900	07/16/27	2,026,485
1,000,000		Australia & New Zealand Banking Group Ltd	3.919	09/30/27	991,528
1,000,000		Australia & New Zealand Banking Group Ltd	4.615	12/16/29	1,005,709
1,000,000		Banco Bilbao Vizcaya Argentaria S.A.	6.138	09/14/28	1,031,582
1,000,000		Banco Bilbao Vizcaya Argentaria S.A.	5.381	03/13/29	1,025,035
1,200,000		Banco Bilbao Vizcaya Argentaria S.A.	7.883	11/15/34	1,349,902
1,000,000		Banco Bilbao Vizcaya Argentaria S.A.	6.033	03/13/35	1,027,540
600,000		Banco Santander S.A.	4.250	04/11/27	595,359
1,600,000		Banco Santander S.A.	5.294	08/18/27	1,620,607
1,200,000		Banco Santander S.A.	1.722	09/14/27	1,148,759
675,000		Banco Santander S.A.	3.800	02/23/28	659,059
3,000,000		Banco Santander S.A.	5.552	03/14/28	3,047,375
1,000,000		Banco Santander S.A.	4.175	03/24/28	989,920
1,800,000		Banco Santander S.A.	4.379	04/12/28	1,784,187
1,000,000		Banco Santander S.A.	5.365	07/15/28	1,014,461
1,600,000		Banco Santander S.A.	5.588	08/08/28	1,645,562
1,000,000		Banco Santander S.A.	6.607	11/07/28	1,062,612
600,000		Banco Santander S.A.	3.306	06/27/29	567,515
600,000	(a)	Banco Santander S.A.	5.565	01/17/30	615,810
2,000,000		Banco Santander S.A.	5.538	03/14/30	2,042,048
400,000		Banco Santander S.A.	3.490	05/28/30	372,549
2,000,000		Banco Santander S.A.	2.749	12/03/30	1,737,976
1,000,000		Banco Santander S.A.	2.958	03/25/31	897,656
1,000,000		Banco Santander S.A.	5.439	07/15/31	1,024,920
2,000,000		Banco Santander S.A.	3.225	11/22/32	1,727,862
800,000		Banco Santander S.A.	6.921	08/08/33	848,708
800,000		Banco Santander S.A.	6.938	11/07/33	890,416
1,600,000		Banco Santander S.A.	6.350	03/14/34	1,642,740
400,000		Banco Santander S.A.	6.033	01/17/35	414,025
7,800,000		Bank of America Corp	3.559	04/23/27	7,715,452
4,500,000		Bank of America Corp	1.734	07/22/27	4,337,334
2,000,000		Bank of America Corp	2.551	02/04/28	1,929,465
3,000,000		Bank of America Corp	4.376	04/27/28	2,987,587
3,000,000		Bank of America Corp	6.204	11/10/28	3,117,959
5,690,000		Bank of America Corp	3.419	12/20/28	5,514,321
2,000,000		Bank of America Corp	4.979	01/24/29	2,020,273
2,250,000		Bank of America Corp	3.970	03/05/29	2,210,226
2,000,000		Bank of America Corp	5.202	04/25/29	2,031,895
3,000,000		Bank of America Corp	2.087	06/14/29	2,774,043
1,400,000		Bank of America Corp	4.271	07/23/29	1,383,010
3,000,000		Bank of America Corp	5.819	09/15/29	3,108,969
3,075,000		Bank of America Corp	3.974	02/07/30	2,992,101
1,675,000		Bank of America Corp	3.194	07/23/30	1,570,901
1,050,000		Bank of America Corp	2.884	10/22/30	967,973
2,000,000		Bank of America Corp	5.162	01/24/31	2,027,568
4,000,000		Bank of America Corp	2.496	02/13/31	3,590,812
1,750,000		Bank of America Corp	2.592	04/29/31	1,571,831
3,000,000		Bank of America Corp	1.898	07/23/31	2,579,726
3,000,000		Bank of America Corp	1.922	10/24/31	2,567,024

See Notes to Financial Statements	7

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 4.5% (continued)
$3,000,000		Bank of America Corp	2.651%	03/11/32	$2,647,233
4,000,000		Bank of America Corp	2.687	04/22/32	3,520,589
5,000,000		Bank of America Corp	2.299	07/21/32	4,270,800
3,000,000		Bank of America Corp	2.572	10/20/32	2,588,250
2,000,000		Bank of America Corp	2.972	02/04/33	1,753,581
2,000,000		Bank of America Corp	4.571	04/27/33	1,932,677
4,000,000		Bank of America Corp	5.015	07/22/33	3,983,221
5,000,000		Bank of America Corp	5.288	04/25/34	5,022,586
4,000,000		Bank of America Corp	5.872	09/15/34	4,174,204
11,000,000		Bank of America Corp	5.468	01/23/35	11,160,173
9,000,000		Bank of America Corp	5.425	08/15/35	8,812,184
4,000,000		Bank of America Corp	5.518	10/25/35	3,924,595
1,650,000		Bank of America Corp	5.511	01/24/36	1,679,245
5,000,000		Bank of America Corp	5.744	02/12/36	4,990,447
4,000,000		Bank of America Corp	2.482	09/21/36	3,335,899
1,500,000		Bank of America Corp	6.110	01/29/37	1,557,720
3,000,000		Bank of America Corp	3.846	03/08/37	2,692,640
4,500,000		Bank of America Corp	4.078	04/23/40	3,891,511
6,000,000		Bank of America Corp	2.676	06/19/41	4,255,910
4,000,000		Bank of America Corp	3.311	04/22/42	3,040,937
1,500,000		Bank of America Corp	5.000	01/21/44	1,405,129
2,800,000		Bank of America Corp	4.443	01/20/48	2,374,583
3,000,000		Bank of America Corp	3.946	01/23/49	2,337,494
1,000,000		Bank of America Corp	2.831	10/24/51	623,698
1,950,000		Bank of America Corp	3.483	03/13/52	1,384,589
2,000,000		Bank of America Corp	2.972	07/21/52	1,282,173
2,000,000		Bank of America NA	5.526	08/18/26	2,032,165
1,500,000		Bank of Montreal	1.250	09/15/26	1,433,077
1,000,000		Bank of Montreal	5.266	12/11/26	1,013,345
2,000,000		Bank of Montreal	4.700	09/14/27	2,011,114
2,000,000		Bank of Montreal	5.203	02/01/28	2,036,602
1,000,000		Bank of Montreal	5.717	09/25/28	1,035,979
1,000,000	(a)	Bank of Montreal	5.004	01/27/29	1,010,358
1,000,000	(a)	Bank of Montreal	4.640	09/10/30	994,605
1,500,000		Bank of Montreal	5.511	06/04/31	1,545,628
425,000		Bank of Montreal	3.803	12/15/32	410,579
1,250,000		Bank of Montreal	3.088	01/10/37	1,055,660
2,000,000		Bank of Nova Scotia	1.350	06/24/26	1,926,048
1,000,000		Bank of Nova Scotia	2.700	08/03/26	977,201
3,000,000		Bank of Nova Scotia	1.300	09/15/26	2,867,315
1,000,000		Bank of Nova Scotia	5.250	06/12/28	1,022,820
2,000,000		Bank of Nova Scotia	4.850	02/01/30	2,011,537
1,000,000		Bank of Nova Scotia	5.130	02/14/31	1,009,118
1,000,000		Bank of Nova Scotia	2.450	02/02/32	857,276
2,000,000		Bank of Nova Scotia	4.740	11/10/32	1,970,483
750,000		Bank of Nova Scotia	5.650	02/01/34	776,608
750,000		Bank of Nova Scotia	4.588	05/04/37	692,812
800,000		Barclays plc	5.200	05/12/26	802,558
2,000,000		Barclays plc	2.279	11/24/27	1,922,777
700,000		Barclays plc	4.337	01/10/28	694,612
1,500,000		Barclays plc	5.674	03/12/28	1,526,439
1,975,000		Barclays plc	4.836	05/09/28	1,968,090
1,500,000		Barclays plc	7.385	11/02/28	1,593,430
1,500,000		Barclays plc	4.972	05/16/29	1,504,784
1,500,000		Barclays plc	6.490	09/13/29	1,577,093
3,000,000		Barclays plc	5.690	03/12/30	3,075,836
1,000,000		Barclays plc	5.088	06/20/30	993,187
1,850,000		Barclays plc	4.942	09/10/30	1,844,099
1,175,000		Barclays plc	5.367	02/25/31	1,188,010
2,000,000		Barclays plc	2.645	06/24/31	1,775,801
1,500,000		Barclays plc	2.667	03/10/32	1,307,203
2,000,000		Barclays plc	2.894	11/24/32	1,734,051

8	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	BANKS - 4.5% (continued)

$1,300,000	Barclays plc	5.746%	08/09/33	$1,321,063

2,500,000	Barclays plc	7.437	11/02/33	2,790,571

3,000,000	Barclays plc	6.224	05/09/34	3,125,188

1,000,000	Barclays plc	7.119	06/27/34	1,077,370

950,000	Barclays plc	6.692	09/13/34	1,018,587

3,000,000	Barclays plc	5.335	09/10/35	2,926,490

1,750,000	Barclays plc	3.564	09/23/35	1,580,352

3,000,000	Barclays plc	5.785	02/25/36	3,016,379

1,000,000	Barclays plc	3.811	03/10/42	781,388

775,000	Barclays plc	5.250	08/17/45	731,846

1,200,000	Barclays plc	6.036	03/12/55	1,212,974

300,000	BPCE S.A.	3.375	12/02/26	295,101

1,000,000	Brookfield Finance LLC	3.450	04/15/50	678,250

1,000,000	Canadian Imperial Bank of Commerce	1.250	06/22/26	962,805

1,500,000	Canadian Imperial Bank of Commerce	3.450	04/07/27	1,471,099

1,500,000	Canadian Imperial Bank of Commerce	5.001	04/28/28	1,518,143

1,500,000	Canadian Imperial Bank of Commerce	5.986	10/03/28	1,565,504

1,000,000	Canadian Imperial Bank of Commerce	4.857	03/30/29	1,003,573

3,000,000	Canadian Imperial Bank of Commerce	5.260	04/08/29	3,055,384

1,000,000	Canadian Imperial Bank of Commerce	4.631	09/11/30	991,240

1,000,000	Canadian Imperial Bank of Commerce	5.245	01/13/31	1,012,956

1,500,000	Canadian Imperial Bank of Commerce	3.600	04/07/32	1,372,584

350,000	Canadian Imperial Bank of Commerce	6.092	10/03/33	370,218

3,000,000	CitiBank NA	5.488	12/04/26	3,050,605

5,000,000	CitiBank NA	5.803	09/29/28	5,207,355

1,000,000	CitiBank NA	4.838	08/06/29	1,010,622

650,000	CitiBank NA	5.570	04/30/34	667,974

1,100,000	Citigroup, Inc	4.300	11/20/26	1,095,390

5,000,000	Citigroup, Inc	1.462	06/09/27	4,816,427

1,500,000	Citigroup, Inc	4.450	09/29/27	1,492,936

5,000,000	Citigroup, Inc	3.070	02/24/28	4,858,975

3,000,000	Citigroup, Inc	4.658	05/24/28	3,003,799

1,000,000	Citigroup, Inc	3.668	07/24/28	978,235

2,025,000	Citigroup, Inc	4.125	07/25/28	1,992,525

3,000,000	Citigroup, Inc	4.786	03/04/29	3,006,527

4,000,000	Citigroup, Inc	4.075	04/23/29	3,933,091

2,000,000	Citigroup, Inc	5.174	02/13/30	2,026,026

1,750,000	Citigroup, Inc	3.980	03/20/30	1,696,488

3,550,000	Citigroup, Inc	4.542	09/19/30	3,502,126

5,000,000	Citigroup, Inc	2.666	01/29/31	4,511,094

2,200,000	Citigroup, Inc	4.412	03/31/31	2,143,746

6,000,000	Citigroup, Inc	2.572	06/03/31	5,343,148

5,000,000	Citigroup, Inc	2.561	05/01/32	4,343,446

175,000	Citigroup, Inc	6.625	06/15/32	188,608

875,000	Citigroup, Inc	2.520	11/03/32	747,335

4,000,000	Citigroup, Inc	3.057	01/25/33	3,506,790

1,000,000	Citigroup, Inc	3.785	03/17/33	914,707

1,775,000	Citigroup, Inc	4.910	05/24/33	1,740,561

3,000,000	Citigroup, Inc	6.270	11/17/33	3,183,852

425,000	Citigroup, Inc	6.174	05/25/34	435,613

2,000,000	Citigroup, Inc	5.592	11/19/34	2,006,776

2,000,000	Citigroup, Inc	5.827	02/13/35	1,991,400

10,000,000	Citigroup, Inc	5.449	06/11/35	10,056,420

3,125,000	Citigroup, Inc	6.020	01/24/36	3,154,847

4,000,000	Citigroup, Inc	5.333	03/27/36	3,985,452

750,000	Citigroup, Inc	3.878	01/24/39	633,207

325,000	Citigroup, Inc	8.125	07/15/39	403,177

2,000,000	Citigroup, Inc	5.411	09/19/39	1,913,102

350,000	Citigroup, Inc	5.875	01/30/42	358,295

2,000,000	Citigroup, Inc	2.904	11/03/42	1,406,004

400,000	Citigroup, Inc	6.675	09/13/43	432,709

125,000	Citigroup, Inc	5.300	05/06/44	116,837

See Notes to Financial Statements	9

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 4.5% (continued)

$675,000		Citigroup, Inc	4.650%	07/30/45	$590,916

3,075,000		Citigroup, Inc	4.750	05/18/46	2,607,024

4,075,000		Citigroup, Inc	4.650	07/23/48	3,471,808

3,000,000		Citigroup, Inc	5.612	03/04/56	2,930,356

1,000,000		Citizens Bank NA	4.575	08/09/28	997,326

500,000		Citizens Financial Group, Inc	2.850	07/27/26	488,627

550,000		Citizens Financial Group, Inc	5.841	01/23/30	564,938

200,000		Citizens Financial Group, Inc	2.500	02/06/30	177,631

450,000		Citizens Financial Group, Inc	3.250	04/30/30	413,378

1,000,000		Citizens Financial Group, Inc	5.253	03/05/31	1,005,372

1,000,000		Citizens Financial Group, Inc	5.718	07/23/32	1,017,982

850,000		Citizens Financial Group, Inc	2.638	09/30/32	698,323

1,500,000		Citizens Financial Group, Inc	6.645	04/25/35	1,596,085

500,000		Citizens Financial Group, Inc	5.641	05/21/37	488,074

200,000		Comerica Bank	4.000	07/27/25	199,306

1,000,000		Comerica Bank	5.332	08/25/33	967,336

550,000		Comerica, Inc	4.000	02/01/29	528,507

1,000,000		Comerica, Inc	5.982	01/30/30	1,016,164

1,000,000		Commonwealth Bank of Australia	4.577	11/27/26	1,005,642

1,000,000		Commonwealth Bank of Australia	4.423	03/14/28	1,004,427

2,700,000		Cooperatieve Rabobank UA	3.750	07/21/26	2,664,918

1,000,000		Cooperatieve Rabobank UA	4.333	08/28/26	1,000,340

1,000,000		Cooperatieve Rabobank UA	5.500	10/05/26	1,017,514

1,500,000		Cooperatieve Rabobank UA	5.041	03/05/27	1,521,130

1,000,000		Cooperatieve Rabobank UA	4.883	01/21/28	1,014,936

1,000,000		Cooperatieve Rabobank UA	4.800	01/09/29	1,012,838

1,500,000		Cooperatieve Rabobank UA	4.494	10/17/29	1,497,584

550,000		Cooperatieve Rabobank UA	5.250	05/24/41	541,068

1,400,000		Cooperatieve Rabobank UA	5.750	12/01/43	1,404,645

600,000		Cooperatieve Rabobank UA	5.250	08/04/45	571,514

1,000,000		Credit Suisse AG.	1.250	08/07/26	958,999

1,350,000		Credit Suisse AG.	5.000	07/09/27	1,365,543

2,000,000		Credit Suisse AG.	7.500	02/15/28	2,153,746

600,000		Deutsche Bank AG.	7.146	07/13/27	616,758

1,050,000		Deutsche Bank AG.	2.311	11/16/27	1,008,964

2,000,000		Deutsche Bank AG.	5.706	02/08/28	2,030,362

1,000,000		Deutsche Bank AG.	5.373	01/10/29	1,011,044

2,500,000		Deutsche Bank AG.	5.414	05/10/29	2,566,519

350,000		Deutsche Bank AG.	6.819	11/20/29	371,148

650,000		Deutsche Bank AG.	4.999	09/11/30	646,904

825,000		Deutsche Bank AG.	3.547	09/18/31	758,571

1,000,000		Deutsche Bank AG.	3.729	01/14/32	899,194

2,500,000		Deutsche Bank AG.	5.403	09/11/35	2,437,368

300,000		Fifth Third Bancorp	2.550	05/05/27	288,070

1,000,000		Fifth Third Bancorp	1.707	11/01/27	953,603

500,000		Fifth Third Bancorp	3.950	03/14/28	491,115

1,000,000	(a)	Fifth Third Bancorp	4.055	04/25/28	987,660

1,000,000		Fifth Third Bancorp	6.361	10/27/28	1,039,060

200,000		Fifth Third Bancorp	6.339	07/27/29	209,073

1,000,000		Fifth Third Bancorp	4.772	07/28/30	994,075

1,000,000		Fifth Third Bancorp	4.895	09/06/30	997,605

2,300,000		Fifth Third Bancorp	5.631	01/29/32	2,354,392

140,000		Fifth Third Bancorp	8.250	03/01/38	168,057

1,000,000		Fifth Third Bank NA	2.250	02/01/27	962,269

1,000,000		Fifth Third Bank NA	4.967	01/28/28	1,005,684

500,000		First Citizens BancShares, Inc	6.764	03/15/30	499,991

1,000,000		First Citizens BancShares, Inc	5.231	03/12/31	1,000,805

500,000		First Citizens BancShares, Inc	6.254	03/12/40	490,621

500,000		First Horizon Bank	5.750	05/01/30	505,587

500,000		First Horizon Corp	4.000	05/26/25	498,880

500,000		First Horizon Corp	5.514	03/07/31	502,520

1,000,000		FNB Corp	5.722	12/11/30	998,971

10	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 4.5% (continued)

$33,000		HSBC Bank USA NA	7.000%	01/15/39	$37,224

2,000,000		HSBC Holdings plc	5.887	08/14/27	2,031,540

3,925,000		HSBC Holdings plc	4.041	03/13/28	3,875,867

2,000,000		HSBC Holdings plc	5.597	05/17/28	2,033,165

1,500,000		HSBC Holdings plc	4.755	06/09/28	1,499,736

1,500,000		HSBC Holdings plc	5.210	08/11/28	1,514,844

5,000,000		HSBC Holdings plc	2.013	09/22/28	4,678,223

1,575,000		HSBC Holdings plc	7.390	11/03/28	1,673,887

2,000,000		HSBC Holdings plc	4.899	03/03/29	2,004,695

975,000		HSBC Holdings plc	6.161	03/09/29	1,010,473

2,500,000		HSBC Holdings plc	4.583	06/19/29	2,477,812

1,600,000		HSBC Holdings plc	2.206	08/17/29	1,466,109

2,000,000		HSBC Holdings plc	5.546	03/04/30	2,043,449

4,000,000		HSBC Holdings plc	3.973	05/22/30	3,849,431

1,500,000		HSBC Holdings plc	5.286	11/19/30	1,515,539

2,450,000		HSBC Holdings plc	5.130	03/03/31	2,457,573

3,000,000		HSBC Holdings plc	2.848	06/04/31	2,694,904

750,000		HSBC Holdings plc	2.357	08/18/31	653,370

5,000,000		HSBC Holdings plc	5.733	05/17/32	5,149,677

2,350,000		HSBC Holdings plc	2.804	05/24/32	2,055,508

3,500,000		HSBC Holdings plc	2.871	11/22/32	3,043,170

1,500,000		HSBC Holdings plc	4.762	03/29/33	1,432,364

1,825,000		HSBC Holdings plc	5.402	08/11/33	1,844,942

2,000,000		HSBC Holdings plc	8.113	11/03/33	2,277,927

2,000,000		HSBC Holdings plc	6.254	03/09/34	2,114,350

2,000,000		HSBC Holdings plc	6.547	06/20/34	2,086,054

3,000,000		HSBC Holdings plc	7.399	11/13/34	3,298,115

3,000,000	(a)	HSBC Holdings plc	5.719	03/04/35	3,071,328

2,000,000		HSBC Holdings plc	5.874	11/18/35	1,992,849

1,500,000		HSBC Holdings plc	5.450	03/03/36	1,494,474

300,000		HSBC Holdings plc	6.500	05/02/36	311,485

2,700,000		HSBC Holdings plc	6.500	09/15/37	2,791,399

200,000		HSBC Holdings plc	6.800	06/01/38	213,468

550,000		HSBC Holdings plc	6.100	01/14/42	582,315

2,000,000		HSBC Holdings plc	6.332	03/09/44	2,130,934

1,175,000		HSBC Holdings plc	5.250	03/14/44	1,097,283

1,000,000		Huntington Bancshares, Inc	4.443	08/04/28	993,259

675,000		Huntington Bancshares, Inc	6.208	08/21/29	702,655

1,000,000		Huntington Bancshares, Inc	2.550	02/04/30	896,250

1,000,000		Huntington Bancshares, Inc	5.272	01/15/31	1,010,641

500,000		Huntington Bancshares, Inc	5.023	05/17/33	488,388

1,000,000		Huntington Bancshares, Inc	5.709	02/02/35	1,010,651

500,000		Huntington Bancshares, Inc	2.487	08/15/36	411,967

225,000		Huntington Bancshares, Inc	6.141	11/18/39	226,579

1,000,000		Huntington National Bank	4.871	04/12/28	1,003,989

1,000,000		Huntington National Bank	4.552	05/17/28	998,649

1,500,000		Huntington National Bank	5.650	01/10/30	1,548,273

4,750,000	(a)	Industrial & Commercial Bank of China Ltd	3.538	11/08/27	4,671,785

1,250,000		ING Groep NV	3.950	03/29/27	1,235,575

1,500,000		ING Groep NV	1.726	04/01/27	1,457,240

600,000		ING Groep NV	4.017	03/28/28	593,291

1,500,000		ING Groep NV	4.550	10/02/28	1,492,957

1,325,000		ING Groep NV	4.050	04/09/29	1,292,406

3,000,000	(a)	ING Groep NV	5.335	03/19/30	3,055,733

1,000,000		ING Groep NV	5.066	03/25/31	1,003,567

475,000		ING Groep NV	2.727	04/01/32	419,046

300,000		ING Groep NV	4.252	03/28/33	283,826

200,000		ING Groep NV	6.114	09/11/34	209,738

3,000,000		ING Groep NV	5.550	03/19/35	3,023,722

1,000,000		ING Groep NV	5.525	03/25/36	1,001,144

2,000,000		Inter-American Development Bank	4.500	02/15/30	2,037,894

3,000,000		Inter-American Development Bank	3.625	09/17/31	2,906,618

See Notes to Financial Statements	11

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	BANKS - 4.5% (continued)

$3,125,000	JPMorgan Chase & Co	3.300%	04/01/26	$3,093,225

1,450,000	JPMorgan Chase & Co	3.200	06/15/26	1,432,575

1,000,000	JPMorgan Chase & Co	2.950	10/01/26	980,283

1,350,000	JPMorgan Chase & Co	4.125	12/15/26	1,344,648

5,200,000	JPMorgan Chase & Co	1.578	04/22/27	5,042,246

3,000,000	JPMorgan Chase & Co	1.470	09/22/27	2,869,513

250,000	JPMorgan Chase & Co	4.250	10/01/27	249,898

325,000	JPMorgan Chase & Co	3.625	12/01/27	318,773

1,375,000	JPMorgan Chase & Co	3.782	02/01/28	1,356,528

1,000,000	JPMorgan Chase & Co	2.947	02/24/28	971,448

925,000	JPMorgan Chase & Co	5.571	04/22/28	943,486

4,000,000	JPMorgan Chase & Co	4.323	04/26/28	3,980,422

425,000	JPMorgan Chase & Co	3.540	05/01/28	416,483

6,000,000	JPMorgan Chase & Co	2.182	06/01/28	5,710,201

2,000,000	JPMorgan Chase & Co	4.979	07/22/28	2,017,848

1,000,000	JPMorgan Chase & Co	4.851	07/25/28	1,006,388

2,000,000	JPMorgan Chase & Co	4.505	10/22/28	1,997,982

3,000,000	JPMorgan Chase & Co	4.915	01/24/29	3,028,526

3,000,000	JPMorgan Chase & Co	2.069	06/01/29	2,777,621

2,050,000	JPMorgan Chase & Co	4.203	07/23/29	2,022,672

3,000,000	JPMorgan Chase & Co	5.299	07/24/29	3,061,196

2,500,000	JPMorgan Chase & Co	6.087	10/23/29	2,617,512

1,750,000	JPMorgan Chase & Co	4.452	12/05/29	1,737,831

5,000,000	JPMorgan Chase & Co	5.012	01/23/30	5,055,526

2,825,000	JPMorgan Chase & Co	5.581	04/22/30	2,913,871

4,500,000	JPMorgan Chase & Co	3.702	05/06/30	4,330,199

1,500,000	JPMorgan Chase & Co	4.565	06/14/30	1,491,464

4,000,000	JPMorgan Chase & Co	4.995	07/22/30	4,036,205

2,675,000	JPMorgan Chase & Co	4.603	10/22/30	2,657,325

2,925,000	JPMorgan Chase & Co	5.140	01/24/31	2,970,617

2,000,000	JPMorgan Chase & Co	2.522	04/22/31	1,794,640

1,425,000	JPMorgan Chase & Co	2.956	05/13/31	1,295,749

5,000,000	JPMorgan Chase & Co	1.764	11/19/31	4,246,701

2,250,000	JPMorgan Chase & Co	1.953	02/04/32	1,914,060

3,000,000	JPMorgan Chase & Co	2.580	04/22/32	2,635,892

3,000,000	JPMorgan Chase & Co	2.545	11/08/32	2,594,584

6,000,000	JPMorgan Chase & Co	2.963	01/25/33	5,296,455

2,000,000	JPMorgan Chase & Co	4.586	04/26/33	1,948,556

2,000,000	JPMorgan Chase & Co	4.912	07/25/33	1,984,096

4,000,000	JPMorgan Chase & Co	5.717	09/14/33	4,110,276

5,325,000	JPMorgan Chase & Co	5.350	06/01/34	5,411,548

2,500,000	JPMorgan Chase & Co	6.254	10/23/34	2,685,002

6,000,000	JPMorgan Chase & Co	5.336	01/23/35	6,063,882

6,025,000	JPMorgan Chase & Co	5.766	04/22/35	6,261,821

5,675,000	JPMorgan Chase & Co	5.294	07/22/35	5,697,686

1,300,000	JPMorgan Chase & Co	4.946	10/22/35	1,272,198

1,450,000	JPMorgan Chase & Co	5.502	01/24/36	1,481,234

958,000	JPMorgan Chase & Co	5.500	10/15/40	967,753

2,000,000	JPMorgan Chase & Co	3.109	04/22/41	1,510,307

4,500,000	JPMorgan Chase & Co	2.525	11/19/41	3,112,195

2,500,000	JPMorgan Chase & Co	3.157	04/22/42	1,866,430

1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,000,796

1,800,000	JPMorgan Chase & Co	4.950	06/01/45	1,640,334

3,000,000	JPMorgan Chase & Co	5.534	11/29/45	2,970,218

2,050,000	JPMorgan Chase & Co	4.260	02/22/48	1,704,138

1,000,000	JPMorgan Chase & Co	4.032	07/24/48	799,507

4,500,000	JPMorgan Chase & Co	3.964	11/15/48	3,550,653

1,750,000	JPMorgan Chase & Co	3.897	01/23/49	1,364,912

2,000,000	JPMorgan Chase & Co	3.109	04/22/51	1,331,618

1,500,000	JPMorgan Chase & Co	3.328	04/22/52	1,041,968

2,000,000	JPMorgan Chase Bank NA	5.110	12/08/26	2,026,174

300,000	KeyBank NA	3.400	05/20/26	295,411

12	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 4.5% (continued)

$1,000,000		KeyBank NA	5.850%	11/15/27	$1,027,326

1,000,000		KeyBank NA	4.390	12/14/27	992,712

250,000		KeyBank NA	3.900	04/13/29	240,043

1,500,000		KeyBank NA	4.900	08/08/32	1,433,642

625,000		KeyBank NA	5.000	01/26/33	608,676

500,000		KeyCorp	4.100	04/30/28	490,100

1,000,000		KeyCorp	2.550	10/01/29	904,361

1,000,000		KeyCorp	5.121	04/04/31	1,004,391

300,000		KeyCorp	4.789	06/01/33	287,677

1,500,000		KeyCorp	6.401	03/06/35	1,584,630

3,455,000		Kreditanstalt fuer Wiederaufbau	3.500	08/27/27	3,419,681

4,825,000	(a)	Kreditanstalt fuer Wiederaufbau	3.875	05/15/28	4,816,095

1,950,000		Kreditanstalt fuer Wiederaufbau	4.000	03/15/29	1,953,221

3,495,000		Kreditanstalt fuer Wiederaufbau	4.625	03/18/30	3,585,531

3,000,000		Kreditanstalt fuer Wiederaufbau	4.125	07/15/33	2,970,006

1,000,000		Landwirtschaftliche Rentenbank	4.625	04/17/29	1,022,769

225,000		Lloyds Banking Group plc	4.650	03/24/26	224,493

500,000		Lloyds Banking Group plc	3.750	01/11/27	493,260

2,000,000		Lloyds Banking Group plc	1.627	05/11/27	1,934,498

1,000,000		Lloyds Banking Group plc	5.985	08/07/27	1,016,414

1,000,000		Lloyds Banking Group plc	3.750	03/18/28	982,708

500,000		Lloyds Banking Group plc	4.375	03/22/28	495,520

700,000		Lloyds Banking Group plc	4.550	08/16/28	697,313

1,825,000		Lloyds Banking Group plc	3.574	11/07/28	1,772,321

2,000,000		Lloyds Banking Group plc	5.087	11/26/28	2,019,830

500,000		Lloyds Banking Group plc	5.871	03/06/29	515,645

3,000,000		Lloyds Banking Group plc	5.721	06/05/30	3,090,080

1,250,000		Lloyds Banking Group plc	4.976	08/11/33	1,225,639

1,500,000		Lloyds Banking Group plc	7.953	11/15/33	1,707,492

4,500,000		Lloyds Banking Group plc	5.679	01/05/35	4,551,596

1,500,000		Lloyds Banking Group plc	5.590	11/26/35	1,505,979

1,550,000		Lloyds Banking Group plc	4.344	01/09/48	1,220,004

1,000,000		M&T Bank Corp	4.833	01/16/29	1,000,472

1,000,000		M&T Bank Corp	7.413	10/30/29	1,077,293

1,000,000		M&T Bank Corp	6.082	03/13/32	1,035,652

1,500,000		M&T Bank Corp	5.053	01/27/34	1,449,548

1,500,000		M&T Bank Corp	5.385	01/16/36	1,471,103

1,000,000		Manufacturers & Traders Trust Co	4.700	01/27/28	1,001,474

225,000		Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	219,635

650,000		Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	642,011

700,000		Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	683,579

750,000		Mitsubishi UFJ Financial Group, Inc	1.640	10/13/27	717,533

1,000,000		Mitsubishi UFJ Financial Group, Inc	2.341	01/19/28	961,848

1,000,000		Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	986,335

1,000,000		Mitsubishi UFJ Financial Group, Inc	4.080	04/19/28	990,595

1,000,000		Mitsubishi UFJ Financial Group, Inc	5.017	07/20/28	1,009,498

300,000		Mitsubishi UFJ Financial Group, Inc	4.050	09/11/28	296,013

1,000,000		Mitsubishi UFJ Financial Group, Inc	5.354	09/13/28	1,018,763

2,500,000		Mitsubishi UFJ Financial Group, Inc	5.422	02/22/29	2,555,674

1,250,000		Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	1,213,411

1,000,000		Mitsubishi UFJ Financial Group, Inc	5.242	04/19/29	1,018,663

1,000,000		Mitsubishi UFJ Financial Group, Inc	3.195	07/18/29	943,148

1,500,000		Mitsubishi UFJ Financial Group, Inc	2.559	02/25/30	1,357,943

1,000,000		Mitsubishi UFJ Financial Group, Inc	5.258	04/17/30	1,019,227

1,250,000		Mitsubishi UFJ Financial Group, Inc	2.048	07/17/30	1,087,820

1,000,000		Mitsubishi UFJ Financial Group, Inc	5.197	01/16/31	1,015,545

2,500,000		Mitsubishi UFJ Financial Group, Inc	5.475	02/22/31	2,570,849

1,700,000		Mitsubishi UFJ Financial Group, Inc	2.309	07/20/32	1,455,599

500,000		Mitsubishi UFJ Financial Group, Inc	2.494	10/13/32	430,196

1,000,000		Mitsubishi UFJ Financial Group, Inc	2.852	01/19/33	875,291

1,000,000		Mitsubishi UFJ Financial Group, Inc	4.315	04/19/33	957,407

1,000,000		Mitsubishi UFJ Financial Group, Inc	5.133	07/20/33	1,002,135

See Notes to Financial Statements	13

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 4.5% (continued)

$1,000,000		Mitsubishi UFJ Financial Group, Inc	5.472%	09/13/33	$1,022,590

2,500,000		Mitsubishi UFJ Financial Group, Inc	5.441	02/22/34	2,550,912

1,000,000	(a)	Mitsubishi UFJ Financial Group, Inc	5.406	04/19/34	1,022,715

1,050,000		Mitsubishi UFJ Financial Group, Inc	5.426	04/17/35	1,062,390

1,000,000		Mitsubishi UFJ Financial Group, Inc	5.574	01/16/36	1,022,185

300,000	(a)	Mitsubishi UFJ Financial Group, Inc	4.286	07/26/38	276,434

500,000	(a)	Mitsubishi UFJ Financial Group, Inc	4.153	03/07/39	457,845

1,425,000		Mitsubishi UFJ Financial Group, Inc	3.751	07/18/39	1,213,698

200,000	(a)	Mizuho Financial Group, Inc	3.663	02/28/27	197,282

1,000,000		Mizuho Financial Group, Inc	1.234	05/22/27	962,425

1,000,000		Mizuho Financial Group, Inc	1.554	07/09/27	962,814

725,000		Mizuho Financial Group, Inc	4.018	03/05/28	715,893

1,000,000		Mizuho Financial Group, Inc	5.667	05/27/29	1,028,310

1,500,000		Mizuho Financial Group, Inc	5.778	07/06/29	1,548,369

625,000		Mizuho Financial Group, Inc	4.254	09/11/29	616,098

1,000,000		Mizuho Financial Group, Inc	3.261	05/22/30	941,694

1,500,000		Mizuho Financial Group, Inc	5.376	05/26/30	1,530,675

1,000,000		Mizuho Financial Group, Inc	5.382	07/10/30	1,020,779

1,000,000		Mizuho Financial Group, Inc	3.153	07/16/30	935,603

500,000		Mizuho Financial Group, Inc	2.869	09/13/30	460,622

1,500,000		Mizuho Financial Group, Inc	5.098	05/13/31	1,514,386

500,000		Mizuho Financial Group, Inc	2.591	05/25/31	446,462

1,000,000		Mizuho Financial Group, Inc	5.739	05/27/31	1,036,593

1,000,000		Mizuho Financial Group, Inc	2.201	07/10/31	874,004

1,000,000		Mizuho Financial Group, Inc	1.979	09/08/31	859,777

700,000		Mizuho Financial Group, Inc	2.564	09/13/31	600,634

1,000,000		Mizuho Financial Group, Inc	2.172	05/22/32	850,783

500,000		Mizuho Financial Group, Inc	2.260	07/09/32	427,103

1,000,000		Mizuho Financial Group, Inc	5.669	09/13/33	1,031,743

1,000,000		Mizuho Financial Group, Inc	5.754	05/27/34	1,034,294

1,500,000		Mizuho Financial Group, Inc	5.748	07/06/34	1,548,427

1,000,000		Mizuho Financial Group, Inc	5.579	05/26/35	1,020,245

1,500,000		Mizuho Financial Group, Inc	5.422	05/13/36	1,510,082

2,000,000		Morgan Stanley Bank NA	4.447	10/15/27	1,997,485

1,500,000		Morgan Stanley Bank NA	4.952	01/14/28	1,509,382

1,125,000		Morgan Stanley Bank NA	5.504	05/26/28	1,145,764

2,000,000		Morgan Stanley Bank NA	4.968	07/14/28	2,017,386

2,000,000		Morgan Stanley Bank NA	5.016	01/12/29	2,024,009

750,000		National Australia Bank Ltd	2.500	07/12/26	733,953

1,000,000		National Australia Bank Ltd	3.905	06/09/27	992,191

2,000,000		National Australia Bank Ltd	5.087	06/11/27	2,033,077

1,000,000		National Australia Bank Ltd	4.500	10/26/27	1,005,116

2,000,000		National Australia Bank Ltd	4.944	01/12/28	2,033,152

1,500,000		National Australia Bank Ltd	4.900	06/13/28	1,524,297

1,000,000		National Australia Bank Ltd	4.787	01/10/29	1,013,640

1,000,000		National Australia Bank Ltd	4.901	01/14/30	1,019,352

1,500,000		National Bank of Canada	5.600	12/18/28	1,546,235

2,000,000		National Bank of Canada	4.500	10/10/29	1,978,443

750,000		NatWest Group plc	4.800	04/05/26	752,268

800,000		NatWest Group plc	1.642	06/14/27	771,836

300,000		NatWest Group plc	3.073	05/22/28	290,272

700,000		NatWest Group plc	5.516	09/30/28	712,737

1,000,000		NatWest Group plc	4.892	05/18/29	1,001,868

1,000,000		NatWest Group plc	5.808	09/13/29	1,031,949

3,000,000		NatWest Group plc	5.076	01/27/30	3,018,627

1,500,000		NatWest Group plc	4.445	05/08/30	1,470,562

2,000,000		NatWest Group plc	4.964	08/15/30	2,001,769

1,500,000		NatWest Group plc	6.016	03/02/34	1,563,771

1,000,000		NatWest Group plc	6.475	06/01/34	1,041,909

1,000,000		NatWest Group plc	5.778	03/01/35	1,019,975

800,000		NatWest Group plc	3.032	11/28/35	706,847

2,000,000		Oesterreichische Kontrollbank AG.	4.250	03/01/28	2,013,835

14	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	BANKS - 4.5% (continued)

$800,000	Oesterreichische Kontrollbank AG.	4.125%	01/18/29	$801,704

3,000,000	Oesterreichische Kontrollbank AG.	3.750	09/05/29	2,961,421

1,000,000	Oesterreichische Kontrollbank AG.	4.500	01/24/30	1,017,774

903,000	PNC Bank NA	4.050	07/26/28	885,054

475,000	PNC Bank NA	2.700	10/22/29	435,602

1,500,000	PNC Financial Services Group, Inc	2.600	07/23/26	1,465,533

3,000,000	PNC Financial Services Group, Inc	1.150	08/13/26	2,871,261

300,000	PNC Financial Services Group, Inc	3.150	05/19/27	292,171

1,000,000	PNC Financial Services Group, Inc	5.300	01/21/28	1,013,718

1,500,000	PNC Financial Services Group, Inc	5.354	12/02/28	1,530,481

1,575,000	PNC Financial Services Group, Inc	3.450	04/23/29	1,512,765

2,000,000	PNC Financial Services Group, Inc	5.582	06/12/29	2,056,532

2,000,000	PNC Financial Services Group, Inc	2.550	01/22/30	1,811,295

1,500,000	PNC Financial Services Group, Inc	5.492	05/14/30	1,540,077

2,000,000	PNC Financial Services Group, Inc	5.222	01/29/31	2,035,055

2,000,000	PNC Financial Services Group, Inc	4.812	10/21/32	1,978,520

750,000	PNC Financial Services Group, Inc	4.626	06/06/33	714,826

1,000,000	PNC Financial Services Group, Inc	6.037	10/28/33	1,049,860

900,000	PNC Financial Services Group, Inc	5.068	01/24/34	890,970

4,000,000	PNC Financial Services Group, Inc	5.939	08/18/34	4,164,305

2,000,000	PNC Financial Services Group, Inc	6.875	10/20/34	2,211,291

1,000,000	PNC Financial Services Group, Inc	5.676	01/22/35	1,023,543

1,000,000	PNC Financial Services Group, Inc	5.401	07/23/35	1,003,295

650,000	PNC Financial Services Group, Inc	5.575	01/29/36	661,550

300,000	Regions Bank	6.450	06/26/37	309,701

1,000,000	Regions Financial Corp	1.800	08/12/28	909,448

1,000,000	Regions Financial Corp	5.722	06/06/30	1,024,069

1,000,000	Regions Financial Corp	5.502	09/06/35	987,124

2,000,000	Royal Bank of Canada	1.200	04/27/26	1,934,303

2,000,000	Royal Bank of Canada	1.150	07/14/26	1,923,065

1,500,000	Royal Bank of Canada	1.400	11/02/26	1,433,887

1,000,000	Royal Bank of Canada	3.625	05/04/27	985,723

1,000,000	Royal Bank of Canada	4.240	08/03/27	997,083

1,500,000	Royal Bank of Canada	6.000	11/01/27	1,557,332

1,500,000	Royal Bank of Canada	4.900	01/12/28	1,517,499

2,000,000	Royal Bank of Canada	5.200	08/01/28	2,038,625

4,000,000	Royal Bank of Canada	4.965	01/24/29	4,030,142

1,000,000	Royal Bank of Canada	4.950	02/01/29	1,013,142

1,000,000	Royal Bank of Canada	4.969	08/02/30	1,007,224

2,000,000	Royal Bank of Canada	4.650	10/18/30	1,984,679

2,500,000	Royal Bank of Canada	5.153	02/04/31	2,530,275

1,000,000	Royal Bank of Canada	4.970	05/02/31	1,004,848

1,600,000	Royal Bank of Canada	2.300	11/03/31	1,373,197

500,000	Royal Bank of Canada	3.875	05/04/32	469,012

1,000,000	Royal Bank of Canada	5.000	02/01/33	997,572

4,000,000	Royal Bank of Canada	5.000	05/02/33	3,986,467

750,000	Royal Bank of Canada	5.150	02/01/34	755,689

1,850,000	Santander Holdings USA, Inc	3.244	10/05/26	1,807,483

650,000	Santander Holdings USA, Inc	4.400	07/13/27	644,887

2,000,000	Santander Holdings USA, Inc	2.490	01/06/28	1,916,891

1,000,000	Santander Holdings USA, Inc	6.499	03/09/29	1,035,572

1,000,000	Santander Holdings USA, Inc	6.565	06/12/29	1,036,566

750,000	Santander Holdings USA, Inc	6.174	01/09/30	770,752

1,000,000	Santander Holdings USA, Inc	5.353	09/06/30	995,858

1,000,000	Santander Holdings USA, Inc	5.741	03/20/31	1,007,339

1,000,000	Santander Holdings USA, Inc	6.342	05/31/35	1,023,107

1,000,000	Santander UK Group Holdings plc	1.673	06/14/27	963,343

2,000,000	Santander UK Group Holdings plc	2.469	01/11/28	1,922,005

500,000	Santander UK Group Holdings plc	3.823	11/03/28	486,434

1,000,000	Santander UK Group Holdings plc	6.534	01/10/29	1,039,696

1,000,000	Santander UK Group Holdings plc	4.858	09/11/30	990,448

1,000,000	Santander UK Group Holdings plc	5.694	04/15/31	1,020,778

See Notes to Financial Statements	15

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 4.5% (continued)

$750,000		Santander UK Group Holdings plc	2.896%	03/15/32	$660,063

1,000,000	(a)	State Street Corp	4.330	10/22/27	1,001,829

1,000,000		State Street Corp	4.536	02/28/28	1,004,710

1,000,000		State Street Corp	4.675	10/22/32	988,976

1,000,000		Sumitomo Mitsui Financial Group, Inc	1.402	09/17/26	957,234

700,000		Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	684,687

725,000	(a)	Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	713,729

1,000,000		Sumitomo Mitsui Financial Group, Inc	2.174	01/14/27	962,280

775,000		Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	758,821

500,000		Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	486,632

2,000,000		Sumitomo Mitsui Financial Group, Inc	5.520	01/13/28	2,053,262

675,000		Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	659,438

2,000,000		Sumitomo Mitsui Financial Group, Inc	5.800	07/13/28	2,073,601

750,000	(a)	Sumitomo Mitsui Financial Group, Inc	3.944	07/19/28	737,741

1,000,000		Sumitomo Mitsui Financial Group, Inc	5.716	09/14/28	1,035,807

1,500,000		Sumitomo Mitsui Financial Group, Inc	1.902	09/17/28	1,372,514

500,000	(a)	Sumitomo Mitsui Financial Group, Inc	4.306	10/16/28	497,293

1,500,000		Sumitomo Mitsui Financial Group, Inc	2.472	01/14/29	1,389,457

1,000,000		Sumitomo Mitsui Financial Group, Inc	5.316	07/09/29	1,022,646

1,500,000		Sumitomo Mitsui Financial Group, Inc	3.040	07/16/29	1,402,848

1,000,000		Sumitomo Mitsui Financial Group, Inc	2.724	09/27/29	920,406

2,000,000		Sumitomo Mitsui Financial Group, Inc	5.710	01/13/30	2,079,095

1,500,000		Sumitomo Mitsui Financial Group, Inc	2.750	01/15/30	1,369,809

2,500,000		Sumitomo Mitsui Financial Group, Inc	5.240	04/15/30	2,549,190

1,500,000		Sumitomo Mitsui Financial Group, Inc	2.130	07/08/30	1,313,787

2,000,000		Sumitomo Mitsui Financial Group, Inc	5.852	07/13/30	2,095,458

1,000,000		Sumitomo Mitsui Financial Group, Inc	1.710	01/12/31	842,994

1,000,000		Sumitomo Mitsui Financial Group, Inc	5.424	07/09/31	1,028,031

1,500,000		Sumitomo Mitsui Financial Group, Inc	2.222	09/17/31	1,280,299

1,000,000		Sumitomo Mitsui Financial Group, Inc	5.454	01/15/32	1,022,860

1,000,000		Sumitomo Mitsui Financial Group, Inc	5.766	01/13/33	1,041,009

2,000,000		Sumitomo Mitsui Financial Group, Inc	5.776	07/13/33	2,088,398

1,000,000	(a)	Sumitomo Mitsui Financial Group, Inc	5.808	09/14/33	1,050,019

1,000,000		Sumitomo Mitsui Financial Group, Inc	5.558	07/09/34	1,025,914

1,000,000		Sumitomo Mitsui Financial Group, Inc	5.632	01/15/35	1,026,757

750,000	(a)	Sumitomo Mitsui Financial Group, Inc	2.296	01/12/41	505,872

1,000,000		Sumitomo Mitsui Financial Group, Inc	2.930	09/17/41	734,237

1,500,000		Sumitomo Mitsui Financial Group, Inc	3.050	01/14/42	1,118,698

500,000		Sumitomo Mitsui Financial Group, Inc	6.184	07/13/43	543,814

1,000,000		Sumitomo Mitsui Financial Group, Inc	5.836	07/09/44	1,019,958

1,000,000		Synovus Bank	5.625	02/15/28	1,004,743

1,000,000		Synovus Financial Corp	5.200	08/11/25	999,343

350,000		Synovus Financial Corp	6.168	11/01/30	354,427

2,000,000		Toronto-Dominion Bank	1.200	06/03/26	1,927,190

1,500,000		Toronto-Dominion Bank	1.250	09/10/26	1,434,495

825,000		Toronto-Dominion Bank	5.264	12/11/26	836,140

1,000,000		Toronto-Dominion Bank	1.950	01/12/27	957,036

1,000,000		Toronto-Dominion Bank	2.800	03/10/27	969,117

3,000,000		Toronto-Dominion Bank	4.108	06/08/27	2,979,495

1,500,000		Toronto-Dominion Bank	4.693	09/15/27	1,509,786

1,000,000		Toronto-Dominion Bank	5.156	01/10/28	1,016,950

1,000,000		Toronto-Dominion Bank	5.523	07/17/28	1,028,148

1,500,000		Toronto-Dominion Bank	4.994	04/05/29	1,518,811

1,000,000		Toronto-Dominion Bank	4.783	12/17/29	1,001,056

1,500,000	(a)	Toronto-Dominion Bank	2.000	09/10/31	1,281,468

1,000,000		Toronto-Dominion Bank	3.625	09/15/31	979,802

1,000,000		Toronto-Dominion Bank	2.450	01/12/32	852,922

1,500,000		Toronto-Dominion Bank	5.298	01/30/32	1,525,495

500,000		Toronto-Dominion Bank	3.200	03/10/32	446,117

800,000		Toronto-Dominion Bank	4.456	06/08/32	772,373

1,500,000		Toronto-Dominion Bank	5.146	09/10/34	1,485,554

375,000		Truist Bank	3.300	05/15/26	369,644

16	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 4.5% (continued)

$500,000		Truist Bank	3.800%	10/30/26	$493,335

750,000		Truist Bank	4.632	09/17/29	733,615

475,000		Truist Bank	2.250	03/11/30	416,457

1,000,000		Truist Financial Corp	1.125	08/03/27	927,249

750,000		Truist Financial Corp	4.123	06/06/28	745,028

1,000,000		Truist Financial Corp	4.873	01/26/29	1,005,802

500,000		Truist Financial Corp	3.875	03/19/29	483,600

2,000,000		Truist Financial Corp	1.887	06/07/29	1,832,309

550,000		Truist Financial Corp	7.161	10/30/29	592,232

2,000,000		Truist Financial Corp	5.435	01/24/30	2,041,181

1,500,000		Truist Financial Corp	5.153	08/05/32	1,502,538

1,000,000		Truist Financial Corp	4.916	07/28/33	954,500

1,000,000		Truist Financial Corp	6.123	10/28/33	1,051,686

100,000		Truist Financial Corp	5.122	01/26/34	98,202

3,000,000		Truist Financial Corp	5.867	06/08/34	3,086,389

2,000,000		Truist Financial Corp	5.711	01/24/35	2,042,032

750,000		US Bancorp	3.100	04/27/26	739,095

700,000		US Bancorp	2.375	07/22/26	683,442

1,175,000		US Bancorp	3.150	04/27/27	1,147,977

1,500,000		US Bancorp	6.787	10/26/27	1,549,815

750,000		US Bancorp	3.900	04/26/28	738,873

2,000,000		US Bancorp	4.653	02/01/29	2,001,220

2,000,000		US Bancorp	5.775	06/12/29	2,062,680

600,000		US Bancorp	3.000	07/30/29	559,722

2,500,000	(a)	US Bancorp	1.375	07/22/30	2,111,118

1,000,000		US Bancorp	4.967	07/22/33	963,052

3,000,000		US Bancorp	5.850	10/21/33	3,109,050

2,000,000		US Bancorp	5.836	06/12/34	2,063,823

3,500,000		US Bancorp	5.678	01/23/35	3,578,057

1,000,000		US Bancorp	2.491	11/03/36	830,619

125,000		Wachovia Corp	5.500	08/01/35	125,371

200,000		Webster Financial Corp	4.100	03/25/29	191,996

3,350,000		Wells Fargo & Co	3.000	04/22/26	3,299,132

1,250,000		Wells Fargo & Co	4.100	06/03/26	1,242,344

2,575,000		Wells Fargo & Co	3.000	10/23/26	2,518,063

1,500,000		Wells Fargo & Co	3.196	06/17/27	1,475,739

1,200,000		Wells Fargo & Co	4.300	07/22/27	1,195,033

1,300,000		Wells Fargo & Co	3.526	03/24/28	1,273,821

2,000,000		Wells Fargo & Co	5.707	04/22/28	2,043,723

2,125,000		Wells Fargo & Co	3.584	05/22/28	2,080,536

5,000,000		Wells Fargo & Co	2.393	06/02/28	4,772,068

1,000,000		Wells Fargo & Co	4.808	07/25/28	1,003,209

6,175,000		Wells Fargo & Co	4.150	01/24/29	6,088,058

5,000,000		Wells Fargo & Co	5.574	07/25/29	5,135,945

2,500,000		Wells Fargo & Co	6.303	10/23/29	2,628,859

5,000,000		Wells Fargo & Co	5.198	01/23/30	5,083,775

4,950,000		Wells Fargo & Co	2.879	10/30/30	4,562,088

5,000,000		Wells Fargo & Co	5.244	01/24/31	5,083,822

3,000,000		Wells Fargo & Co	2.572	02/11/31	2,703,826

5,000,000		Wells Fargo & Co	4.478	04/04/31	4,914,580

6,000,000		Wells Fargo & Co	3.350	03/02/33	5,383,332

3,500,000		Wells Fargo & Co	4.897	07/25/33	3,449,631

3,000,000		Wells Fargo & Co	5.389	04/24/34	3,020,713

5,000,000		Wells Fargo & Co	5.557	07/25/34	5,087,895

3,000,000		Wells Fargo & Co	6.491	10/23/34	3,236,359

6,000,000		Wells Fargo & Co	5.499	01/23/35	6,081,609

3,000,000		Wells Fargo & Co	5.211	12/03/35	2,979,300

7,025,000		Wells Fargo & Co	3.068	04/30/41	5,235,356

1,050,000		Wells Fargo & Co	5.375	11/02/43	985,144

1,468,000		Wells Fargo & Co	5.606	01/15/44	1,405,299

475,000		Wells Fargo & Co	4.650	11/04/44	403,076

1,500,000		Wells Fargo & Co	3.900	05/01/45	1,181,885

See Notes to Financial Statements	17

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 4.5% (continued)

$950,000		Wells Fargo & Co	4.900%	11/17/45	$823,454

3,250,000		Wells Fargo & Co	4.400	06/14/46	2,623,506

1,975,000		Wells Fargo & Co	4.750	12/07/46	1,664,728

3,000,000		Wells Fargo & Co	5.013	04/04/51	2,700,281

2,000,000		Wells Fargo & Co	4.611	04/25/53	1,697,027

2,900,000		Wells Fargo Bank NA	5.450	08/07/26	2,939,906

2,000,000		Wells Fargo Bank NA	5.254	12/11/26	2,028,388

250,000		Wells Fargo Bank NA	6.600	01/15/38	274,722

1,000,000		Westpac Banking Corp	2.850	05/13/26	985,182

2,000,000		Westpac Banking Corp	1.150	06/03/26	1,928,918

675,000		Westpac Banking Corp	2.700	08/19/26	660,992

850,000		Westpac Banking Corp	3.350	03/08/27	836,269

1,500,000	(a)	Westpac Banking Corp	4.043	08/26/27	1,496,948

2,000,000		Westpac Banking Corp	5.457	11/18/27	2,059,924

725,000		Westpac Banking Corp	3.400	01/25/28	708,845

1,000,000		Westpac Banking Corp	5.535	11/17/28	1,039,314

2,000,000		Westpac Banking Corp	1.953	11/20/28	1,839,063

1,500,000		Westpac Banking Corp	5.050	04/16/29	1,536,218

1,500,000		Westpac Banking Corp	2.150	06/03/31	1,307,286

950,000		Westpac Banking Corp	4.322	11/23/31	941,913

1,000,000	(a)	Westpac Banking Corp	5.405	08/10/33	995,985

2,000,000		Westpac Banking Corp	6.820	11/17/33	2,178,747

600,000		Westpac Banking Corp	4.110	07/24/34	573,289

2,350,000		Westpac Banking Corp	2.668	11/15/35	2,039,160

1,500,000		Westpac Banking Corp	5.618	11/20/35	1,489,961

500,000		Westpac Banking Corp	3.020	11/18/36	431,498

900,000		Westpac Banking Corp	4.421	07/24/39	811,164

225,000		Westpac Banking Corp	2.963	11/16/40	166,297

400,000		Zions Bancorp NA	3.250	10/29/29	360,915

		TOTAL BANKS			1,197,805,995

		CAPITAL GOODS - 1.1%

675,000		3M Co	2.875	10/15/27	649,809

925,000		3M Co	3.625	09/14/28	902,754

500,000		3M Co	3.375	03/01/29	478,857

1,000,000		3M Co	2.375	08/26/29	912,863

200,000		3M Co	3.125	09/19/46	138,164

300,000		3M Co	3.625	10/15/47	224,585

1,150,000		3M Co	4.000	09/14/48	913,970

875,000		3M Co	3.250	08/26/49	601,774

820,000		3M Co	3.700	04/15/50	609,982

1,000,000		Acuity Brands Lighting, Inc	2.150	12/15/30	865,164

1,000,000		AGCO Corp	5.800	03/21/34	1,014,057

1,000,000		Air Lease Corp	3.750	06/01/26	989,259

1,500,000		Air Lease Corp	1.875	08/15/26	1,444,390

1,000,000		Air Lease Corp	2.200	01/15/27	958,257

500,000		Air Lease Corp	3.625	04/01/27	488,897

200,000		Air Lease Corp	3.625	12/01/27	195,559

1,000,000		Air Lease Corp	5.850	12/15/27	1,029,715

500,000		Air Lease Corp	5.300	02/01/28	508,606

300,000		Air Lease Corp	4.625	10/01/28	298,810

1,500,000		Air Lease Corp	5.100	03/01/29	1,516,749

500,000		Air Lease Corp	3.250	10/01/29	468,359

750,000		Air Lease Corp	3.000	02/01/30	687,710

500,000		Air Lease Corp	3.125	12/01/30	452,643

1,000,000		Air Lease Corp	5.200	07/15/31	1,004,341

500,000		Aircastle Ltd	4.250	06/15/26	495,876

500,000		Allegion plc	3.500	10/01/29	474,657

200,000		Allegion US Holding Co, Inc	3.550	10/01/27	194,546

500,000		Allegion US Holding Co, Inc	5.411	07/01/32	507,543

350,000		Allegion US Holding Co, Inc	5.600	05/29/34	354,138

300,000		Boeing Co	3.100	05/01/26	294,754

200,000		Boeing Co	2.250	06/15/26	193,784

18	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CAPITAL GOODS - 1.1% (continued)

$500,000		Boeing Co	2.700%	02/01/27	$482,208

250,000		Boeing Co	2.800	03/01/27	240,820

1,900,000		Boeing Co	5.040	05/01/27	1,908,641

500,000		Boeing Co	3.250	03/01/28	477,121

125,000		Boeing Co	3.450	11/01/28	119,401

600,000		Boeing Co	3.200	03/01/29	563,336

750,000		Boeing Co	2.950	02/01/30	683,143

1,600,000		Boeing Co	5.150	05/01/30	1,609,923

1,000,000		Boeing Co	3.625	02/01/31	927,163

300,000		Boeing Co	3.600	05/01/34	258,198

425,000		Boeing Co	3.250	02/01/35	349,952

500,000		Boeing Co	3.550	03/01/38	391,344

600,000		Boeing Co	3.500	03/01/39	459,030

350,000		Boeing Co	5.875	02/15/40	346,421

5,500,000		Boeing Co	5.705	05/01/40	5,346,584

300,000		Boeing Co	3.375	06/15/46	201,113

250,000		Boeing Co	3.650	03/01/47	173,236

100,000		Boeing Co	3.625	03/01/48	68,311

100,000		Boeing Co	3.850	11/01/48	70,428

5,000,000		Boeing Co	5.805	05/01/50	4,759,907

125,000		Boeing Co	3.825	03/01/59	82,513

750,000		Boeing Co	3.950	08/01/59	510,971

5,500,000		Boeing Co	5.930	05/01/60	5,173,620

1,000,000		Carlisle Cos, Inc	2.750	03/01/30	907,596

1,000,000		Carlisle Cos, Inc	2.200	03/01/32	832,636

1,444,000		Carrier Global Corp	2.493	02/15/27	1,394,533

1,100,000		Carrier Global Corp	2.722	02/15/30	1,006,063

150,000		Carrier Global Corp	2.700	02/15/31	133,686

104,000		Carrier Global Corp	5.900	03/15/34	109,392

2,000,000		Carrier Global Corp	3.377	04/05/40	1,573,122

305,000		Carrier Global Corp	3.577	04/05/50	222,112

112,000		Carrier Global Corp	6.200	03/15/54	119,557

500,000		Caterpillar Financial Services Corp	2.400	08/09/26	487,533

2,000,000		Caterpillar Financial Services Corp	1.150	09/14/26	1,913,346

2,000,000		Caterpillar Financial Services Corp	4.500	01/08/27	2,011,265

1,500,000		Caterpillar Financial Services Corp	5.000	05/14/27	1,523,821

1,000,000		Caterpillar Financial Services Corp	3.600	08/12/27	985,639

1,000,000		Caterpillar Financial Services Corp	4.400	03/03/28	1,002,687

2,000,000		Caterpillar Financial Services Corp	4.850	02/27/29	2,031,923

2,000,000		Caterpillar Financial Services Corp	4.375	08/16/29	1,996,228

1,500,000		Caterpillar Financial Services Corp	4.700	11/15/29	1,515,357

1,500,000		Caterpillar Financial Services Corp	4.800	01/08/30	1,521,012

500,000		Caterpillar, Inc	2.600	09/19/29	464,325

1,000,000		Caterpillar, Inc	1.900	03/12/31	868,096

225,000		Caterpillar, Inc	5.200	05/27/41	222,525

2,363,000		Caterpillar, Inc	3.803	08/15/42	1,946,229

300,000		Caterpillar, Inc	4.300	05/15/44	261,656

750,000		Caterpillar, Inc	3.250	09/19/49	526,953

750,000		Caterpillar, Inc	3.250	04/09/50	528,233

1,000,000		CNH Industrial Capital LLC	1.450	07/15/26	961,801

1,000,000		CNH Industrial Capital LLC	4.550	04/10/28	997,361

1,000,000		CNH Industrial Capital LLC	5.100	04/20/29	1,012,587

500,000		CNH Industrial NV	3.850	11/15/27	491,221

1,000,000		Cummins, Inc	4.900	02/20/29	1,017,465

1,000,000		Cummins, Inc	1.500	09/01/30	856,737

1,000,000		Cummins, Inc	5.150	02/20/34	1,016,508

200,000		Cummins, Inc	4.875	10/01/43	188,468

750,000	(a)	Cummins, Inc	2.600	09/01/50	450,932

500,000		Cummins, Inc	5.450	02/20/54	489,682

218,000		Deere & Co	5.375	10/16/29	227,643

500,000		Deere & Co	5.450	01/16/35	517,750

500,000		Deere & Co	2.875	09/07/49	331,967

See Notes to Financial Statements	19

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	CAPITAL GOODS - 1.1% (continued)

$75,000	Deere & Co	5.700%	01/19/55	$78,115

100,000	Dover Corp	2.950	11/04/29	93,002

100,000	Dover Corp	5.375	03/01/41	97,391

200,000	Eaton Corp	3.103	09/15/27	194,406

1,000,000	Eaton Corp	4.350	05/18/28	1,002,789

150,000	Eaton Corp	4.000	11/02/32	142,350

1,250,000	Eaton Corp	4.150	03/15/33	1,193,714

925,000	Eaton Corp	4.150	11/02/42	793,518

200,000	Eaton Corp	3.915	09/15/47	160,606

1,250,000	Eaton Corp	4.700	08/23/52	1,112,083

435,000	Embraer Netherlands Finance BV	5.980	02/11/35	442,656

1,000,000	Emerson Electric Co	0.875	10/15/26	950,703

500,000	Emerson Electric Co	1.800	10/15/27	470,581

500,000	Emerson Electric Co	2.000	12/21/28	459,699

750,000	Emerson Electric Co	1.950	10/15/30	657,407

500,000	Emerson Electric Co	2.200	12/21/31	431,170

625,000	Emerson Electric Co	5.000	03/15/35	629,175

200,000	Emerson Electric Co	5.250	11/15/39	204,221

500,000	Emerson Electric Co	2.750	10/15/50	315,326

500,000	Emerson Electric Co	2.800	12/21/51	313,940

375,000	Ferguson Enterprises, Inc	5.000	10/03/34	365,002

500,000	Flowserve Corp	3.500	10/01/30	460,874

1,000,000	Flowserve Corp	2.800	01/15/32	855,337

875,000	Fortive Corp	3.150	06/15/26	858,871

250,000	Fortive Corp	4.300	06/15/46	204,334

500,000	Fortune Brands Innovations, Inc	4.000	03/25/32	464,772

1,000,000	Fortune Brands Innovations, Inc	5.875	06/01/33	1,038,804

500,000	Fortune Brands Innovations, Inc	4.500	03/25/52	400,675

500,000	GATX Corp	3.250	09/15/26	490,202

200,000	GATX Corp	3.500	03/15/28	193,866

200,000	GATX Corp	4.550	11/07/28	199,826

425,000	GATX Corp	4.700	04/01/29	423,632

500,000	GATX Corp	4.000	06/30/30	480,325

1,000,000	GATX Corp	1.900	06/01/31	833,216

500,000	GATX Corp	4.900	03/15/33	491,437

750,000	GATX Corp	5.450	09/15/33	757,726

700,000	GATX Corp	6.050	03/15/34	735,173

1,000,000	GATX Corp	5.500	06/15/35	999,866

225,000	GATX Corp	5.200	03/15/44	208,258

1,250,000	GATX Corp	6.050	06/05/54	1,257,940

500,000	GE Capital Funding LLC	3.450	05/15/25	498,991

900,000	General Dynamics Corp	2.250	06/01/31	787,016

1,000,000	General Dynamics Corp	2.850	06/01/41	722,159

225,000	General Dynamics Corp	3.600	11/15/42	179,194

1,950,000	General Dynamics Corp	4.250	04/01/50	1,618,191

750,000	HEICO Corp	5.250	08/01/28	763,211

750,000	HEICO Corp	5.350	08/01/33	757,514

350,000	Hexcel Corp	5.875	02/26/35	356,598

1,700,000	Honeywell International, Inc	2.500	11/01/26	1,653,157

750,000	Honeywell International, Inc	4.950	02/15/28	763,686

1,000,000	Honeywell International, Inc	4.875	09/01/29	1,018,601

1,000,000	Honeywell International, Inc	4.700	02/01/30	1,005,396

950,000	Honeywell International, Inc	1.950	06/01/30	837,427

1,000,000	Honeywell International, Inc	4.950	09/01/31	1,016,293

1,000,000	Honeywell International, Inc	4.750	02/01/32	998,479

1,000,000	Honeywell International, Inc	5.000	02/15/33	1,005,837

2,000,000	Honeywell International, Inc	4.500	01/15/34	1,933,137

2,500,000	Honeywell International, Inc	5.000	03/01/35	2,490,617

782,000	Honeywell International, Inc	3.812	11/21/47	605,701

575,000	Honeywell International, Inc	2.800	06/01/50	365,925

1,500,000	Honeywell International, Inc	5.250	03/01/54	1,427,713

1,000,000	Honeywell International, Inc	5.350	03/01/64	945,917

20	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	CAPITAL GOODS - 1.1% (continued)

$2,500,000	Howmet Aerospace, Inc	4.850%	10/15/31	$2,490,801

500,000	Hubbell, Inc	3.150	08/15/27	484,256

200,000	Hubbell, Inc	3.500	02/15/28	194,162

1,000,000	Hubbell, Inc	2.300	03/15/31	866,741

1,000,000	Huntington Ingalls Industries, Inc	5.353	01/15/30	1,013,607

500,000	Huntington Ingalls Industries, Inc	4.200	05/01/30	480,164

1,000,000	Huntington Ingalls Industries, Inc	5.749	01/15/35	1,008,065

500,000	IDEX Corp	4.950	09/01/29	500,919

500,000	IDEX Corp	3.000	05/01/30	455,885

1,000,000	IDEX Corp	2.625	06/15/31	871,638

1,000,000	Illinois Tool Works, Inc	2.650	11/15/26	977,504

200,000	Illinois Tool Works, Inc	4.875	09/15/41	189,987

1,000,000	Illinois Tool Works, Inc	3.900	09/01/42	830,733

150,000	Ingersoll Rand, Inc	5.400	08/14/28	153,626

1,500,000	Ingersoll Rand, Inc	5.176	06/15/29	1,525,432

1,250,000	Ingersoll Rand, Inc	5.314	06/15/31	1,278,863

125,000	Ingersoll Rand, Inc	5.700	08/14/33	129,011

1,250,000	Ingersoll Rand, Inc	5.450	06/15/34	1,268,483

200,000	John Deere Capital Corp	2.800	09/08/27	193,537

1,000,000	John Deere Capital Corp	4.150	09/15/27	998,344

200,000	John Deere Capital Corp	3.050	01/06/28	194,452

1,000,000	John Deere Capital Corp	4.750	01/20/28	1,014,366

1,000,000	John Deere Capital Corp	4.900	03/03/28	1,019,862

2,000,000	John Deere Capital Corp	1.500	03/06/28	1,851,372

575,000	John Deere Capital Corp	4.950	07/14/28	586,640

1,500,000	John Deere Capital Corp	3.350	04/18/29	1,446,501

2,000,000	John Deere Capital Corp	4.850	06/11/29	2,032,442

500,000	John Deere Capital Corp	2.800	07/18/29	469,045

1,000,000	John Deere Capital Corp	4.850	10/11/29	1,019,532

500,000	John Deere Capital Corp	2.450	01/09/30	458,955

1,500,000	John Deere Capital Corp	4.700	06/10/30	1,514,988

1,000,000	John Deere Capital Corp	1.450	01/15/31	848,866

2,500,000	John Deere Capital Corp	4.900	03/07/31	2,541,656

2,000,000	John Deere Capital Corp	2.000	06/17/31	1,724,817

3,000,000	John Deere Capital Corp	4.400	09/08/31	2,970,177

450,000	John Deere Capital Corp	3.900	06/07/32	427,070

1,000,000	John Deere Capital Corp	4.350	09/15/32	975,318

2,000,000	John Deere Capital Corp	5.150	09/08/33	2,042,149

1,000,000	John Deere Capital Corp	5.100	04/11/34	1,012,020

2,000,000	John Deere Capital Corp	5.050	06/12/34	2,011,072

1,000,000	Johnson Controls International plc	5.500	04/19/29	1,030,452

1,000,000	Johnson Controls International plc	1.750	09/15/30	861,699

1,000,000	Johnson Controls International plc	2.000	09/16/31	841,522

1,000,000	Johnson Controls International plc	4.900	12/01/32	990,535

207,000	Johnson Controls International plc	6.000	01/15/36	217,831

325,000	Johnson Controls International plc	4.625	07/02/44	284,823

6,000	Johnson Controls International plc	5.125	09/14/45	5,473

300,000	Johnson Controls International plc	4.500	02/15/47	253,126

72,000	Johnson Controls International plc (Step Bond)	4.950	07/02/64	61,075

200,000	Kennametal, Inc	4.625	06/15/28	199,294

1,000,000	Kennametal, Inc	2.800	03/01/31	884,765

500,000	L3Harris Technologies, Inc	5.400	01/15/27	507,166

1,275,000	L3Harris Technologies, Inc	4.400	06/15/28	1,265,611

625,000	L3Harris Technologies, Inc	4.400	06/15/28	620,397

1,000,000	L3Harris Technologies, Inc	5.050	06/01/29	1,012,949

175,000	L3Harris Technologies, Inc	2.900	12/15/29	161,343

1,000,000	L3Harris Technologies, Inc	1.800	01/15/31	846,779

1,000,000	L3Harris Technologies, Inc	5.250	06/01/31	1,018,446

1,000,000	L3Harris Technologies, Inc	5.400	07/31/33	1,012,689

1,000,000	L3Harris Technologies, Inc	5.350	06/01/34	1,009,401

300,000	L3Harris Technologies, Inc	4.854	04/27/35	289,637

600,000	L3Harris Technologies, Inc	5.054	04/27/45	555,845

See Notes to Financial Statements	21

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	CAPITAL GOODS - 1.1% (continued)

$1,000,000	L3Harris Technologies, Inc	5.600%	07/31/53	$982,768

1,000,000	L3Harris Technologies, Inc	5.500	08/15/54	965,153

100,000	Lennox International, Inc	1.700	08/01/27	93,410

1,000,000	Lennox International, Inc	5.500	09/15/28	1,025,852

750,000	Lockheed Martin Corp	5.100	11/15/27	767,152

1,000,000	Lockheed Martin Corp	4.450	05/15/28	1,004,656

1,000,000	Lockheed Martin Corp	4.500	02/15/29	1,003,421

150,000	Lockheed Martin Corp	1.850	06/15/30	131,122

1,000,000	Lockheed Martin Corp	4.700	12/15/31	997,660

625,000	Lockheed Martin Corp	3.900	06/15/32	590,725

550,000	Lockheed Martin Corp	5.250	01/15/33	564,169

1,000,000	Lockheed Martin Corp	4.750	02/15/34	985,049

1,000,000	Lockheed Martin Corp	4.800	08/15/34	985,082

300,000	Lockheed Martin Corp	3.600	03/01/35	267,885

500,000	Lockheed Martin Corp	4.500	05/15/36	477,784

1,833,000	Lockheed Martin Corp	4.070	12/15/42	1,534,151

275,000	Lockheed Martin Corp	3.800	03/01/45	218,139

200,000	Lockheed Martin Corp	4.700	05/15/46	179,218

1,150,000	Lockheed Martin Corp	2.800	06/15/50	723,224

1,894,000	Lockheed Martin Corp	4.090	09/15/52	1,506,188

1,000,000	Lockheed Martin Corp	4.150	06/15/53	799,762

750,000	Lockheed Martin Corp	5.700	11/15/54	761,895

1,375,000	Lockheed Martin Corp	5.200	02/15/55	1,302,435

1,000,000	Lockheed Martin Corp	4.300	06/15/62	791,319

750,000	Lockheed Martin Corp	5.900	11/15/63	779,029

325,000	Lockheed Martin Corp	5.200	02/15/64	301,402

200,000	Masco Corp	3.500	11/15/27	194,774

200,000	Masco Corp	1.500	02/15/28	183,471

500,000	Masco Corp	2.000	10/01/30	430,325

550,000	Masco Corp	2.000	02/15/31	467,343

700,000	Masco Corp	4.500	05/15/47	572,429

1,000,000	Masco Corp	3.125	02/15/51	634,997

500,000	MasTec, Inc	5.900	06/15/29	511,963

735,000	Nature Conservancy	3.957	03/01/52	588,216

1,500,000	NextEra Energy Capital Holdings, Inc	5.050	03/15/30	1,519,767

1,500,000	NextEra Energy Capital Holdings, Inc	5.300	03/15/32	1,524,397

1,500,000	NextEra Energy Capital Holdings, Inc	5.450	03/15/35	1,513,000

1,500,000	NextEra Energy Capital Holdings, Inc	5.900	03/15/55	1,497,847

1,000,000	Nordson Corp	5.600	09/15/28	1,030,582

1,000,000	Nordson Corp	4.500	12/15/29	984,627

500,000	Nordson Corp	5.800	09/15/33	522,021

300,000	Northrop Grumman Corp	3.200	02/01/27	293,871

3,275,000	Northrop Grumman Corp	3.250	01/15/28	3,170,614

1,000,000	Northrop Grumman Corp	4.600	02/01/29	1,003,815

425,000	Northrop Grumman Corp	4.400	05/01/30	420,359

1,500,000	Northrop Grumman Corp	4.700	03/15/33	1,479,813

1,000,000	Northrop Grumman Corp	4.900	06/01/34	990,543

100,000	Northrop Grumman Corp	5.050	11/15/40	95,401

700,000	Northrop Grumman Corp	4.750	06/01/43	632,330

300,000	Northrop Grumman Corp	3.850	04/15/45	236,967

1,450,000	Northrop Grumman Corp	4.030	10/15/47	1,158,008

1,000,000	Northrop Grumman Corp	5.250	05/01/50	945,617

1,500,000	Northrop Grumman Corp	4.950	03/15/53	1,353,328

1,000,000	Northrop Grumman Corp	5.200	06/01/54	936,610

200,000	nVent Finance Sarl	4.550	04/15/28	198,752

1,000,000	nVent Finance Sarl	2.750	11/15/31	859,420

500,000	nVent Finance Sarl	5.650	05/15/33	498,379

100,000	Oshkosh Corp	3.100	03/01/30	92,108

1,000,000	Otis Worldwide Corp	2.293	04/05/27	958,387

1,000,000	Otis Worldwide Corp	5.250	08/16/28	1,021,989

525,000	Otis Worldwide Corp	2.565	02/15/30	475,159

1,500,000	Otis Worldwide Corp	5.125	11/19/31	1,517,189

22	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	CAPITAL GOODS - 1.1% (continued)

$500,000	Otis Worldwide Corp	3.112%	02/15/40	$380,203

450,000	Otis Worldwide Corp	3.362	02/15/50	311,051

300,000	Owens Corning	3.400	08/15/26	295,106

500,000	Owens Corning	3.950	08/15/29	483,902

300,000	Owens Corning	3.875	06/01/30	286,295

625,000	Owens Corning	5.700	06/15/34	642,350

525,000	Owens Corning	4.300	07/15/47	422,716

350,000	Owens Corning	4.400	01/30/48	284,537

1,000,000	PACCAR Financial Corp	4.550	03/03/28	1,007,608

1,000,000	PACCAR Financial Corp	4.600	01/31/29	1,006,621

1,000,000	PACCAR Financial Corp	4.000	09/26/29	984,129

1,000,000	PACCAR Financial Corp	5.000	03/22/34	1,007,385

650,000	Parker-Hannifin Corp	3.250	03/01/27	637,913

1,500,000	Parker-Hannifin Corp	4.250	09/15/27	1,496,681

1,825,000	Parker-Hannifin Corp	3.250	06/14/29	1,736,858

1,500,000	Parker-Hannifin Corp	4.500	09/15/29	1,501,202

200,000	Parker-Hannifin Corp	4.200	11/21/34	188,605

200,000	Parker-Hannifin Corp	4.450	11/21/44	174,801

750,000	Parker-Hannifin Corp	4.100	03/01/47	612,821

225,000	Parker-Hannifin Corp	4.000	06/14/49	178,772

500,000	Pentair Finance Sarl	5.900	07/15/32	514,072

400,000	Precision Castparts Corp	4.200	06/15/35	380,327

100,000	Precision Castparts Corp	3.900	01/15/43	82,336

1,000,000	Quanta Services, Inc	2.900	10/01/30	900,163

600,000	Quanta Services, Inc	2.350	01/15/32	503,934

1,000,000	Quanta Services, Inc	5.250	08/09/34	988,309

1,000,000	Quanta Services, Inc	3.050	10/01/41	700,158

1,325,000	Raytheon Technologies Corp	3.500	03/15/27	1,301,777

725,000	Raytheon Technologies Corp	3.125	05/04/27	705,509

200,000	Raytheon Technologies Corp	7.200	08/15/27	211,729

2,550,000	Raytheon Technologies Corp	4.125	11/16/28	2,514,041

2,000,000	Raytheon Technologies Corp	5.750	01/15/29	2,082,245

4,500,000	Raytheon Technologies Corp	2.250	07/01/30	3,997,214

1,500,000	Raytheon Technologies Corp	6.000	03/15/31	1,593,098

1,000,000	Raytheon Technologies Corp	1.900	09/01/31	838,676

1,000,000	Raytheon Technologies Corp	2.375	03/15/32	850,588

1,050,000	Raytheon Technologies Corp	5.150	02/27/33	1,059,340

1,500,000	Raytheon Technologies Corp	6.100	03/15/34	1,608,537

750,000	Raytheon Technologies Corp	4.450	11/16/38	684,170

100,000	Raytheon Technologies Corp	4.700	12/15/41	90,306

2,150,000	Raytheon Technologies Corp	4.500	06/01/42	1,891,143

125,000	Raytheon Technologies Corp	4.800	12/15/43	113,082

150,000	Raytheon Technologies Corp	4.200	12/15/44	120,447

1,650,000	Raytheon Technologies Corp	4.150	05/15/45	1,351,488

700,000	Raytheon Technologies Corp	4.350	04/15/47	582,312

2,325,000	Raytheon Technologies Corp	4.625	11/16/48	1,998,243

2,000,000	Raytheon Technologies Corp	3.125	07/01/50	1,320,378

1,000,000	Raytheon Technologies Corp	2.820	09/01/51	611,505

1,000,000	Raytheon Technologies Corp	3.030	03/15/52	634,252

1,000,000	Raytheon Technologies Corp	5.375	02/27/53	954,482

1,500,000	Raytheon Technologies Corp	6.400	03/15/54	1,641,918

1,500,000	Regal Rexnord Corp	6.050	04/15/28	1,538,813

1,000,000	Regal Rexnord Corp	6.300	02/15/30	1,040,026

325,000	Regal Rexnord Corp	6.400	04/15/33	337,365

400,000	Rockwell Automation, Inc	3.500	03/01/29	387,372

150,000	Rockwell Automation, Inc	1.750	08/15/31	127,037

400,000	Rockwell Automation, Inc	4.200	03/01/49	331,295

1,000,000	Rockwell Automation, Inc	2.800	08/15/61	580,099

1,000,000	Roper Technologies, Inc	4.500	10/15/29	993,865

200,000	Snap-on, Inc	3.250	03/01/27	195,863

200,000	Snap-on, Inc	4.100	03/01/48	162,688

500,000	Snap-on, Inc	3.100	05/01/50	335,489

See Notes to Financial Statements	23

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CAPITAL GOODS - 1.1% (continued)

$300,000		Stanley Black & Decker, Inc	4.250%	11/15/28	$297,311

1,000,000		Stanley Black & Decker, Inc	2.300	03/15/30	885,847

1,000,000		Stanley Black & Decker, Inc	3.000	05/15/32	868,707

100,000		Stanley Black & Decker, Inc	5.200	09/01/40	94,528

425,000		Stanley Black & Decker, Inc	4.850	11/15/48	359,790

1,500,000	(a)	Stanley Black & Decker, Inc	2.750	11/15/50	861,134

450,000		Stanley Black & Decker, Inc	6.707	03/15/60	447,901

500,000		Textron, Inc	3.650	03/15/27	490,589

100,000		Textron, Inc	3.375	03/01/28	96,448

750,000		Textron, Inc	3.900	09/17/29	719,093

500,000		Textron, Inc	3.000	06/01/30	457,573

300,000		Textron, Inc	2.450	03/15/31	261,754

500,000		Textron, Inc	6.100	11/15/33	526,575

1,000,000		Textron, Inc	5.500	05/15/35	1,002,799

200,000		Timken Co	4.500	12/15/28	198,281

1,000,000		Timken Co	4.125	04/01/32	927,172

425,000		Trane Technologies Financing Ltd	5.250	03/03/33	432,881

900,000		Trane Technologies Financing Ltd	5.100	06/13/34	903,609

400,000		Trane Technologies Global Holding Co Ltd	3.750	08/21/28	391,567

200,000		Trane Technologies Global Holding Co Ltd	5.750	06/15/43	202,826

450,000		Trane Technologies Global Holding Co Ltd	4.300	02/21/48	372,436

100,000		Trane Technologies Luxembourg Finance S.A.	3.500	03/21/26	98,972

1,000,000		Trane Technologies Luxembourg Finance S.A.	3.800	03/21/29	974,082

300,000		Trane Technologies Luxembourg Finance S.A.	4.500	03/21/49	256,302

1,000,000		Triton Container International Ltd	3.250	03/15/32	857,895

1,150,000		Tyco Electronics Group S.A.	3.125	08/15/27	1,117,899

500,000		Tyco Electronics Group S.A.	4.625	02/01/30	499,315

900,000		Tyco Electronics Group S.A.	2.500	02/04/32	776,137

200,000		Valmont Industries, Inc	5.000	10/01/44	182,890

200,000		Valmont Industries, Inc	5.250	10/01/54	184,511

300,000		Westinghouse Air Brake Technologies Corp	3.450	11/15/26	294,873

875,000		Westinghouse Air Brake Technologies Corp	4.700	09/15/28	876,328

1,000,000		Westinghouse Air Brake Technologies Corp	5.611	03/11/34	1,026,096

1,000,000		WW Grainger, Inc	4.450	09/15/34	959,474

800,000		WW Grainger, Inc	4.600	06/15/45	714,360

200,000		WW Grainger, Inc	3.750	05/15/46	157,962

125,000		WW Grainger, Inc	4.200	05/15/47	103,329

775,000		Xylem, Inc	3.250	11/01/26	760,870

225,000		Xylem, Inc	1.950	01/30/28	210,085

150,000	(a)	Xylem, Inc	2.250	01/30/31	131,149

100,000		Xylem, Inc	4.375	11/01/46	83,110

		TOTAL CAPITAL GOODS			302,770,042

		COMMERCIAL & PROFESSIONAL SERVICES - 0.5%

400,000		Automatic Data Processing, Inc	1.700	05/15/28	371,026

900,000		Automatic Data Processing, Inc	1.250	09/01/30	763,773

775,000		Automatic Data Processing, Inc	4.450	09/09/34	750,397

1,000,000		Block Financial LLC	2.500	07/15/28	925,178

750,000		Block Financial LLC	3.875	08/15/30	703,840

350,000		Broadridge Financial Solutions, Inc	3.400	06/27/26	345,154

1,000,000		Broadridge Financial Solutions, Inc	2.900	12/01/29	922,889

1,000,000		Broadridge Financial Solutions, Inc	2.600	05/01/31	876,562

675,000		Cintas Corp No 2	3.700	04/01/27	665,923

1,500,000	(a)	Concentrix Corp	6.600	08/02/28	1,565,610

1,500,000	(a)	Concentrix Corp	6.850	08/02/33	1,550,207

2,000,000		Corp Andina de Fomento	4.125	01/07/28	1,991,040

1,000,000		Corp Andina de Fomento	5.000	01/24/29	1,019,881

870,000		Corp Andina de Fomento	5.000	01/22/30	890,800

750,000		Council Of Europe Development Bank	4.125	01/24/29	751,904

1,500,000		Council Of Europe Development Bank	4.500	01/15/30	1,528,385

1,000,000		Equifax, Inc	5.100	12/15/27	1,013,152

1,000,000		Equifax, Inc	5.100	06/01/28	1,013,060

1,000,000		Equifax, Inc	4.800	09/15/29	1,001,191

24	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COMMERCIAL & PROFESSIONAL SERVICES - 0.5% (continued)

$100,000		Equifax, Inc	3.100%	05/15/30	$92,178

2,000,000		Equifax, Inc	2.350	09/15/31	1,713,551

4,925,000		European Investment Bank	3.875	06/15/28	4,912,538

3,810,000		European Investment Bank	3.750	11/15/29	3,762,912

14,310,000		European Investment Bank	4.500	03/14/30	14,587,923

5,000,000		European Investment Bank	4.625	02/12/35	5,113,629

1,195,000	(a)	International Bank for Reconstruction & Development	4.000	08/27/26	1,194,528

6,185,000		International Bank for Reconstruction & Development	3.875	10/16/29	6,139,099

5,000,000		International Bank for Reconstruction & Development	4.125	03/20/30	5,010,229

3,720,000		International Bank for Reconstruction & Development	4.000	01/10/31	3,693,917

4,000,000		International Bank for Reconstruction & Development	4.500	04/10/31	4,074,736

9,325,000		International Bank for Reconstruction & Development	4.625	01/15/32	9,549,191

1,775,000		International Bank for Reconstruction & Development	3.875	08/28/34	1,711,911

1,500,000		Jacobs Engineering Group, Inc	5.900	03/01/33	1,541,760

1,500,000		Mastercard, Inc	4.550	03/15/28	1,511,013

1,500,000		Mastercard, Inc	4.350	01/15/32	1,473,254

1,500,000		Mastercard, Inc	4.950	03/15/32	1,526,158

1,500,000		Mastercard, Inc	4.550	01/15/35	1,461,848

625,000		RELX Capital, Inc	4.000	03/18/29	612,443

2,000,000		RELX Capital, Inc	4.750	03/27/30	2,011,733

100,000		RELX Capital, Inc	3.000	05/22/30	92,696

275,000		RELX Capital, Inc	4.750	05/20/32	271,458

1,000,000		RELX Capital, Inc	5.250	03/27/35	1,007,798

900,000		Republic Services, Inc	2.900	07/01/26	885,455

100,000		Republic Services, Inc	3.375	11/15/27	97,584

1,000,000		Republic Services, Inc	4.875	04/01/29	1,012,801

750,000		Republic Services, Inc	5.000	11/15/29	761,730

500,000		Republic Services, Inc	2.300	03/01/30	449,748

500,000		Republic Services, Inc	4.750	07/15/30	502,526

1,000,000		Republic Services, Inc	1.450	02/15/31	832,835

575,000		Republic Services, Inc	1.750	02/15/32	474,096

1,000,000		Republic Services, Inc	2.375	03/15/33	832,143

1,000,000		Republic Services, Inc	5.000	12/15/33	999,001

425,000		Republic Services, Inc	5.000	04/01/34	423,998

750,000		Republic Services, Inc	5.200	11/15/34	758,021

500,000		Republic Services, Inc	5.150	03/15/35	503,038

1,000,000		Republic Services, Inc	3.050	03/01/50	683,130

880,000		Rockefeller Foundation	2.492	10/01/50	532,516

500,000	(b)	Rollins, Inc	5.250	02/24/35	497,476

1,200,000		TR Finance LLC	3.350	05/15/26	1,183,072

145,000		TR Finance LLC	5.850	04/15/40	151,620

200,000		TR Finance LLC	5.650	11/23/43	199,110

850,000		Verisk Analytics, Inc	4.125	03/15/29	834,327

750,000		Verisk Analytics, Inc	5.750	04/01/33	779,753

700,000		Verisk Analytics, Inc	5.250	03/15/35	699,121

300,000		Verisk Analytics, Inc	5.500	06/15/45	288,629

200,000		Verisk Analytics, Inc	3.625	05/15/50	143,529

750,000		Waste Connections, Inc	3.500	05/01/29	722,009

500,000		Waste Connections, Inc	2.600	02/01/30	455,582

700,000		Waste Connections, Inc	2.200	01/15/32	592,704

100,000		Waste Connections, Inc	3.200	06/01/32	89,713

425,000		Waste Connections, Inc	4.200	01/15/33	403,866

1,500,000		Waste Connections, Inc	5.000	03/01/34	1,494,951

500,000		Waste Connections, Inc	3.050	04/01/50	328,198

575,000		Waste Connections, Inc	2.950	01/15/52	365,841

1,000,000		Waste Management, Inc	4.875	02/15/29	1,017,463

1,000,000		Waste Management, Inc	2.000	06/01/29	906,813

1,000,000		Waste Management, Inc	4.625	02/15/30	1,006,563

1,500,000		Waste Management, Inc	4.650	03/15/30	1,507,192

1,000,000		Waste Management, Inc	1.500	03/15/31	840,244

2,000,000		Waste Management, Inc	4.950	07/03/31	2,036,214

1,000,000		Waste Management, Inc	4.800	03/15/32	1,001,943

See Notes to Financial Statements	25

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COMMERCIAL & PROFESSIONAL SERVICES - 0.5% (continued)

$1,500,000		Waste Management, Inc	4.150%	04/15/32	$1,447,518

1,000,000		Waste Management, Inc	4.625	02/15/33	990,807

1,000,000		Waste Management, Inc	4.875	02/15/34	1,000,076

950,000		Waste Management, Inc	4.950	03/15/35	945,242

1,000,000		Waste Management, Inc	2.950	06/01/41	744,496

250,000		Waste Management, Inc	2.500	11/15/50	149,224

1,500,000		Waste Management, Inc	5.350	10/15/54	1,463,674

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			125,752,067

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%

1,500,000	(a),(b)	Alibaba Group Holding Ltd	4.875	05/26/30	1,520,030

1,250,000	(a)	Alibaba Group Holding Ltd	2.125	02/09/31	1,092,319

500,000		Alibaba Group Holding Ltd	4.500	11/28/34	478,380

1,500,000	(b)	Alibaba Group Holding Ltd	5.250	05/26/35	1,508,658

750,000		Alibaba Group Holding Ltd	4.000	12/06/37	662,418

1,250,000		Alibaba Group Holding Ltd	2.700	02/09/41	873,956

1,500,000		Alibaba Group Holding Ltd	4.200	12/06/47	1,221,325

1,250,000		Alibaba Group Holding Ltd	3.150	02/09/51	826,226

1,000,000	(a),(b)	Alibaba Group Holding Ltd	5.625	11/26/54	994,536

750,000		Alibaba Group Holding Ltd	4.400	12/06/57	607,008

1,250,000		Alibaba Group Holding Ltd	3.250	02/09/61	792,749

5,000,000		Amazon.com, Inc	1.000	05/12/26	4,832,888

3,000,000		Amazon.com, Inc	3.300	04/13/27	2,949,621

1,000,000		Amazon.com, Inc	1.200	06/03/27	940,287

2,000,000		Amazon.com, Inc	3.150	08/22/27	1,955,744

3,000,000		Amazon.com, Inc	4.550	12/01/27	3,031,660

2,000,000		Amazon.com, Inc	1.650	05/12/28	1,855,169

2,000,000		Amazon.com, Inc	3.450	04/13/29	1,950,847

2,000,000		Amazon.com, Inc	4.650	12/01/29	2,038,495

1,000,000		Amazon.com, Inc	1.500	06/03/30	868,568

2,000,000		Amazon.com, Inc	2.100	05/12/31	1,743,353

2,000,000		Amazon.com, Inc	3.600	04/13/32	1,884,643

2,000,000		Amazon.com, Inc	4.700	12/01/32	2,017,209

1,800,000		Amazon.com, Inc	4.800	12/05/34	1,818,092

2,625,000		Amazon.com, Inc	3.875	08/22/37	2,359,937

2,500,000		Amazon.com, Inc	2.875	05/12/41	1,867,462

775,000		Amazon.com, Inc	4.950	12/05/44	752,303

2,875,000		Amazon.com, Inc	4.050	08/22/47	2,391,233

1,900,000		Amazon.com, Inc	2.500	06/03/50	1,149,372

2,500,000		Amazon.com, Inc	3.100	05/12/51	1,698,157

2,000,000		Amazon.com, Inc	3.950	04/13/52	1,593,796

1,900,000		Amazon.com, Inc	4.250	08/22/57	1,564,085

2,500,000		Amazon.com, Inc	3.250	05/12/61	1,650,262

2,000,000		Amazon.com, Inc	4.100	04/13/62	1,584,766

200,000		AutoNation, Inc	3.800	11/15/27	195,007

1,500,000		AutoNation, Inc	1.950	08/01/28	1,365,070

100,000		AutoNation, Inc	4.750	06/01/30	98,163

425,000		AutoNation, Inc	2.400	08/01/31	355,769

900,000		AutoNation, Inc	3.850	03/01/32	812,046

325,000		AutoNation, Inc	5.890	03/15/35	324,365

1,000,000		AutoZone, Inc	4.500	02/01/28	999,897

200,000		AutoZone, Inc	3.750	04/18/29	193,333

1,000,000		AutoZone, Inc	5.100	07/15/29	1,015,950

500,000		AutoZone, Inc	4.000	04/15/30	482,337

600,000		AutoZone, Inc	1.650	01/15/31	504,618

225,000		AutoZone, Inc	4.750	08/01/32	221,383

1,000,000		AutoZone, Inc	4.750	02/01/33	976,341

1,000,000		AutoZone, Inc	5.200	08/01/33	997,516

500,000		AutoZone, Inc	6.550	11/01/33	544,112

1,000,000		AutoZone, Inc	5.400	07/15/34	1,010,372

500,000		Best Buy Co, Inc	4.450	10/01/28	499,018

500,000		Best Buy Co, Inc	1.950	10/01/30	428,994

1,325,000		Cintas Corp No 2	4.000	05/01/32	1,261,390

26	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)

$1,500,000		Dell International LLC	5.000%	04/01/30	$1,506,992

2,000,000		Dell International LLC	3.375	12/15/41	1,477,187

1,000,000	(a)	Dick’s Sporting Goods, Inc	3.150	01/15/32	884,692

1,000,000		Dick’s Sporting Goods, Inc	4.100	01/15/52	717,963

1,000,000		eBay, Inc	1.400	05/10/26	966,759

1,200,000		eBay, Inc	3.600	06/05/27	1,177,466

500,000		eBay, Inc	5.950	11/22/27	518,341

1,200,000		eBay, Inc	2.700	03/11/30	1,092,587

1,000,000		eBay, Inc	2.600	05/10/31	880,343

500,000		eBay, Inc	6.300	11/22/32	539,583

200,000		eBay, Inc	4.000	07/15/42	162,240

1,000,000		eBay, Inc	3.650	05/10/51	721,743

1,000,000		Genuine Parts Co	6.500	11/01/28	1,055,710

1,500,000		Genuine Parts Co	1.875	11/01/30	1,271,938

275,000		Genuine Parts Co	2.750	02/01/32	235,772

1,925,000		Home Depot, Inc	3.000	04/01/26	1,902,441

1,550,000		Home Depot, Inc	2.125	09/15/26	1,505,235

1,000,000		Home Depot, Inc	2.875	04/15/27	973,744

2,000,000		Home Depot, Inc	0.900	03/15/28	1,818,019

1,000,000		Home Depot, Inc	1.500	09/15/28	912,469

825,000		Home Depot, Inc	3.900	12/06/28	813,657

2,500,000		Home Depot, Inc	4.900	04/15/29	2,548,477

2,333,000		Home Depot, Inc	2.950	06/15/29	2,200,184

2,500,000		Home Depot, Inc	4.750	06/25/29	2,530,649

375,000		Home Depot, Inc	2.700	04/15/30	344,193

2,000,000		Home Depot, Inc	1.375	03/15/31	1,664,231

575,000		Home Depot, Inc	4.850	06/25/31	582,698

1,000,000		Home Depot, Inc	1.875	09/15/31	847,424

1,000,000		Home Depot, Inc	3.250	04/15/32	912,201

1,000,000		Home Depot, Inc	4.500	09/15/32	990,043

2,675,000		Home Depot, Inc	4.950	06/25/34	2,683,985

425,000		Home Depot, Inc	5.875	12/16/36	454,406

150,000		Home Depot, Inc	5.950	04/01/41	158,363

675,000		Home Depot, Inc	4.200	04/01/43	577,788

450,000		Home Depot, Inc	4.875	02/15/44	417,309

650,000		Home Depot, Inc	4.400	03/15/45	561,117

725,000		Home Depot, Inc	4.250	04/01/46	610,025

2,100,000		Home Depot, Inc	3.900	06/15/47	1,664,970

2,000,000		Home Depot, Inc	4.500	12/06/48	1,722,578

1,000,000		Home Depot, Inc	3.125	12/15/49	678,300

2,655,000		Home Depot, Inc	3.350	04/15/50	1,869,512

3,000,000		Home Depot, Inc	2.375	03/15/51	1,718,307

1,000,000		Home Depot, Inc	2.750	09/15/51	616,730

500,000		Home Depot, Inc	3.625	04/15/52	366,993

1,000,000		Home Depot, Inc	4.950	09/15/52	917,407

400,000		Home Depot, Inc	5.300	06/25/54	386,343

675,000		Home Depot, Inc	3.500	09/15/56	472,413

325,000		Home Depot, Inc	5.400	06/25/64	312,876

500,000		JD.com, Inc	3.375	01/14/30	473,146

500,000		JD.com, Inc	4.125	01/14/50	405,490

750,000		LKQ Corp	5.750	06/15/28	766,730

750,000		LKQ Corp	6.250	06/15/33	779,965

500,000		Lowe’s Cos, Inc	2.500	04/15/26	490,417

1,000,000		Lowe’s Cos, Inc	3.350	04/01/27	979,159

2,000,000		Lowe’s Cos, Inc	1.300	04/15/28	1,822,204

1,500,000		Lowe’s Cos, Inc	1.700	09/15/28	1,365,501

775,000		Lowe’s Cos, Inc	3.650	04/05/29	747,256

306,000		Lowe’s Cos, Inc	4.500	04/15/30	303,603

1,500,000		Lowe’s Cos, Inc	1.700	10/15/30	1,279,636

1,800,000		Lowe’s Cos, Inc	2.625	04/01/31	1,595,267

1,000,000		Lowe’s Cos, Inc	3.750	04/01/32	927,679

1,000,000		Lowe’s Cos, Inc	5.000	04/15/33	995,832

See Notes to Financial Statements	27

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)

$1,650,000		Lowe’s Cos, Inc	5.150%	07/01/33	$1,660,878

700,000		Lowe’s Cos, Inc	2.800	09/15/41	484,399

56,000		Lowe’s Cos, Inc	4.250	09/15/44	44,791

1,075,000		Lowe’s Cos, Inc	3.700	04/15/46	800,662

2,000,000		Lowe’s Cos, Inc	4.050	05/03/47	1,557,705

1,425,000		Lowe’s Cos, Inc	4.550	04/05/49	1,188,353

1,320,000		Lowe’s Cos, Inc	5.125	04/15/50	1,190,509

450,000		Lowe’s Cos, Inc	3.000	10/15/50	281,370

1,000,000		Lowe’s Cos, Inc	3.500	04/01/51	688,723

500,000		Lowe’s Cos, Inc	4.250	04/01/52	391,099

1,000,000		Lowe’s Cos, Inc	5.625	04/15/53	965,311

275,000		Lowe’s Cos, Inc	5.750	07/01/53	269,612

500,000		Lowe’s Cos, Inc	4.450	04/01/62	388,964

1,000,000		Lowe’s Cos, Inc	5.800	09/15/62	970,973

600,000		Lowe’s Cos, Inc	5.850	04/01/63	586,237

1,000,000		O’Reilly Automotive, Inc	3.600	09/01/27	979,287

500,000		O’Reilly Automotive, Inc	3.900	06/01/29	485,734

200,000		O’Reilly Automotive, Inc	1.750	03/15/31	168,252

2,000,000		O’Reilly Automotive, Inc	4.700	06/15/32	1,958,934

1,000,000		O’Reilly Automotive, Inc	5.000	08/19/34	982,575

500,000		Ross Stores, Inc	0.875	04/15/26	481,674

55,000		Ross Stores, Inc	4.700	04/15/27	55,046

500,000		Ross Stores, Inc	1.875	04/15/31	422,403

525,000		TJX Cos, Inc	2.250	09/15/26	510,466

1,750,000		TJX Cos, Inc	1.150	05/15/28	1,588,552

500,000		TJX Cos, Inc	1.600	05/15/31	421,445

650,000		Tractor Supply Co	1.750	11/01/30	552,224

1,000,000		Tractor Supply Co	5.250	05/15/33	1,010,169

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			151,323,870

		CONSUMER DURABLES & APPAREL - 0.1%

1,000,000	(a)	Brunswick Corp	5.850	03/18/29	1,023,131

1,000,000		Brunswick Corp	2.400	08/18/31	830,446

500,000	(a)	Brunswick Corp	4.400	09/15/32	457,598

1,000,000		DR Horton, Inc	1.300	10/15/26	952,091

1,000,000		DR Horton, Inc	5.000	10/15/34	974,547

1,000,000		DR Horton, Inc	5.500	10/15/35	1,005,372

750,000		Hasbro, Inc	3.550	11/19/26	736,124

775,000		Hasbro, Inc	3.500	09/15/27	753,182

1,000,000		Hasbro, Inc	3.900	11/19/29	951,236

500,000		Hasbro, Inc	6.050	05/14/34	513,211

100,000		Hasbro, Inc	6.350	03/15/40	102,833

200,000		Hasbro, Inc	5.100	05/15/44	173,941

475,000		Leggett & Platt, Inc	3.500	11/15/27	455,870

350,000	(a)	Leggett & Platt, Inc	4.400	03/15/29	331,489

1,000,000		Leggett & Platt, Inc	3.500	11/15/51	604,484

1,900,000		Lennar Corp	4.750	11/29/27	1,902,270

500,000	(a)	MDC Holdings, Inc	3.966	08/06/61	380,455

1,000,000		Meritage Homes Corp	5.650	03/15/35	983,890

500,000		Mohawk Industries, Inc	5.850	09/18/28	518,108

750,000		Mohawk Industries, Inc	3.625	05/15/30	703,250

650,000		NIKE, Inc	2.375	11/01/26	632,462

300,000		NIKE, Inc	3.625	05/01/43	238,936

825,000		NIKE, Inc	3.875	11/01/45	660,046

200,000		NIKE, Inc	3.375	11/01/46	146,359

2,440,000		NIKE, Inc	3.375	03/27/50	1,742,357

1,000,000		NVR, Inc	3.000	05/15/30	916,461

750,000		Polaris, Inc	6.950	03/15/29	786,954

1,000,000		Ralph Lauren Corp	2.950	06/15/30	921,127

161,000		Tapestry, Inc	4.125	07/15/27	158,872

375,000		Tapestry, Inc	5.100	03/11/30	374,808

450,000	(a)	Tapestry, Inc	3.050	03/15/32	389,017

150,000		Tapestry, Inc	5.500	03/11/35	148,216

28	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER DURABLES & APPAREL - 0.1% (continued)

$925,000	(a)	Whirlpool Corp	4.750%	02/26/29	$911,428

500,000		Whirlpool Corp	2.400	05/15/31	420,036

475,000		Whirlpool Corp	4.700	05/14/32	442,626

750,000		Whirlpool Corp	5.500	03/01/33	739,559

1,000,000	(a)	Whirlpool Corp	5.750	03/01/34	979,977

200,000		Whirlpool Corp	4.500	06/01/46	150,097

775,000		Whirlpool Corp	4.600	05/15/50	580,492

		TOTAL CONSUMER DURABLES & APPAREL			25,693,358

		CONSUMER SERVICES - 0.4%

750,000		American University	3.672	04/01/49	566,979

300,000		Booking Holdings, Inc	3.600	06/01/26	297,360

900,000		Booking Holdings, Inc	3.550	03/15/28	882,094

1,100,000		Booking Holdings, Inc	4.625	04/13/30	1,102,310

1,000,000		Brown University	2.924	09/01/50	669,310

1,000,000		Case Western Reserve University	5.405	06/01/22	956,185

500,000		Choice Hotels International, Inc	3.700	12/01/29	470,710

425,000		Choice Hotels International, Inc	5.850	08/01/34	425,891

1,000,000		Claremont McKenna College	3.775	01/01/22	670,997

330,000	(a)	Cornell University	4.835	06/15/34	326,664

200,000		Darden Restaurants, Inc	3.850	05/01/27	197,009

1,500,000		Darden Restaurants, Inc	4.550	10/15/29	1,481,764

500,000		Darden Restaurants, Inc	6.300	10/10/33	529,845

300,000		Darden Restaurants, Inc	4.550	02/15/48	245,829

500,000		Emory University	2.143	09/01/30	441,070

500,000		Emory University	2.969	09/01/50	335,280

750,000		Expedia Group, Inc	4.625	08/01/27	749,610

175,000		Expedia Group, Inc	3.800	02/15/28	170,655

750,000		Expedia Group, Inc	3.250	02/15/30	699,080

270,000		Expedia Group, Inc	2.950	03/15/31	241,888

1,000,000		Expedia Group, Inc	5.400	02/15/35	995,945

100,000		Georgetown University	4.315	04/01/49	83,255

500,000	(a)	Georgetown University	2.943	04/01/50	323,742

200,000	(a)	Georgetown University	5.115	04/01/53	188,582

300,000		Georgetown University	5.215	10/01/18	272,860

2,000,000		Howard University	5.209	10/01/52	1,779,318

275,000		Hyatt Hotels Corp	5.750	01/30/27	279,766

200,000		Hyatt Hotels Corp	4.375	09/15/28	196,784

500,000		Hyatt Hotels Corp	5.250	06/30/29	504,858

1,100,000	(a)	Hyatt Hotels Corp	5.750	04/23/30	1,130,530

500,000		Hyatt Hotels Corp	5.375	12/15/31	498,027

500,000		Hyatt Hotels Corp	5.750	03/30/32	502,688

500,000		Hyatt Hotels Corp	5.500	06/30/34	490,784

500,000		Johns Hopkins University	4.705	07/01/32	501,061

750,000		Johns Hopkins University	2.813	01/01/60	440,161

1,000,000		Las Vegas Sands Corp	6.000	08/15/29	1,022,107

1,000,000		Las Vegas Sands Corp	6.200	08/15/34	1,002,720

500,000	(a)	Leland Stanford Junior University	1.289	06/01/27	470,481

1,000,000		Leland Stanford Junior University	4.679	03/01/35	989,925

300,000		Leland Stanford Junior University	3.647	05/01/48	234,356

1,000,000		Leland Stanford Junior University	2.413	06/01/50	594,907

500,000		Marriott International, Inc	5.000	10/15/27	506,223

1,250,000		Marriott International, Inc	4.000	04/15/28	1,227,990

750,000		Marriott International, Inc	5.550	10/15/28	771,405

300,000		Marriott International, Inc	4.650	12/01/28	300,568

500,000		Marriott International, Inc	4.900	04/15/29	502,966

1,000,000		Marriott International, Inc	4.875	05/15/29	1,005,247

500,000		Marriott International, Inc	4.800	03/15/30	498,773

400,000		Marriott International, Inc	4.625	06/15/30	396,902

1,000,000		Marriott International, Inc	2.850	04/15/31	889,232

1,000,000		Marriott International, Inc	5.100	04/15/32	996,457

1,500,000		Marriott International, Inc	3.500	10/15/32	1,337,517

2,000,000	(a)	Marriott International, Inc	2.750	10/15/33	1,660,660

See Notes to Financial Statements	29

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER SERVICES - 0.4% (continued)

$1,000,000		Marriott International, Inc	5.300%	05/15/34	$997,872

500,000		Marriott International, Inc	5.350	03/15/35	495,275

1,000,000		Marriott International, Inc	5.500	04/15/37	988,847

1,500,000		Massachusetts Institute of Technology	2.989	07/01/50	1,021,274

1,000,000	(a)	Massachusetts Institute of Technology	2.294	07/01/51	576,717

750,000		Massachusetts Institute of Technology	5.600	07/01/11	761,982

200,000		Massachusetts Institute of Technology	4.678	07/01/14	170,852

300,000		Massachusetts Institute of Technology	3.885	07/01/16	212,805

300,000		McDonald’s Corp	3.500	03/01/27	295,160

775,000		McDonald’s Corp	3.800	04/01/28	762,688

1,000,000		McDonald’s Corp	4.800	08/14/28	1,011,392

1,000,000		McDonald’s Corp	5.000	05/17/29	1,019,785

1,250,000		McDonald’s Corp	2.625	09/01/29	1,160,157

500,000		McDonald’s Corp	2.125	03/01/30	445,514

1,500,000		McDonald’s Corp	4.600	05/15/30	1,500,276

200,000	(a)	McDonald’s Corp	4.600	09/09/32	198,515

1,500,000	(a)	McDonald’s Corp	4.950	08/14/33	1,506,894

1,000,000		McDonald’s Corp	5.200	05/17/34	1,020,927

1,500,000		McDonald’s Corp	4.950	03/03/35	1,492,729

2,225,000		McDonald’s Corp	4.700	12/09/35	2,156,441

250,000		McDonald’s Corp	6.300	10/15/37	273,069

100,000		McDonald’s Corp	6.300	03/01/38	108,957

250,000		McDonald’s Corp	4.600	05/26/45	218,957

1,275,000		McDonald’s Corp	4.875	12/09/45	1,154,188

725,000		McDonald’s Corp	4.450	03/01/47	614,813

625,000		McDonald’s Corp	4.450	09/01/48	526,080

1,825,000		McDonald’s Corp	3.625	09/01/49	1,331,484

1,350,000		McDonald’s Corp	4.200	04/01/50	1,085,435

500,000		McDonald’s Corp	5.150	09/09/52	462,851

1,500,000	(a)	McDonald’s Corp	5.450	08/14/53	1,450,791

750,000		Northeastern University	2.894	10/01/50	500,245

1,500,000		Northwestern University	4.940	12/01/35	1,495,554

200,000		Northwestern University	3.868	12/01/48	164,154

750,000		Northwestern University	2.640	12/01/50	468,506

200,000		Northwestern University	3.662	12/01/57	148,291

2,000,000	(a)	President and Fellows of Harvard College	4.609	02/15/35	1,971,301

750,000		President and Fellows of Harvard College	3.619	10/01/37	661,655

200,000		President and Fellows of Harvard College	3.150	07/15/46	146,168

1,000,000	(a)	President and Fellows of Harvard College	2.517	10/15/50	614,211

1,000,000		President and Fellows of Harvard College	3.745	11/15/52	778,334

200,000		President and Fellows of Harvard College	3.300	07/15/56	138,814

3,500,000		Sands China Ltd	5.900	08/08/28	3,503,276

1,500,000		Sands China Ltd	2.850	03/08/29	1,356,662

500,000		Starbucks Corp	2.000	03/12/27	477,176

750,000		Starbucks Corp	3.550	08/15/29	720,732

500,000		Starbucks Corp	2.250	03/12/30	446,662

1,500,000		Starbucks Corp	2.550	11/15/30	1,337,883

1,500,000		Starbucks Corp	4.900	02/15/31	1,517,673

2,000,000		Starbucks Corp	3.000	02/14/32	1,780,858

1,000,000		Starbucks Corp	4.800	02/15/33	993,630

1,500,000		Starbucks Corp	5.000	02/15/34	1,493,640

200,000		Starbucks Corp	4.300	06/15/45	164,093

200,000		Starbucks Corp	3.750	12/01/47	148,922

650,000		Starbucks Corp	4.500	11/15/48	544,161

1,000,000		Starbucks Corp	4.450	08/15/49	823,068

500,000		Starbucks Corp	3.350	03/12/50	338,910

1,000,000		Starbucks Corp	3.500	11/15/50	697,191

652,000		Thomas Jefferson University	3.847	11/01/57	466,061

500,000		Trustees of Boston College	3.129	07/01/52	345,219

2,000,000		Trustees of Columbia University in the City of New York	4.355	10/01/35	1,908,983

1,000,000		Trustees of Princeton University	2.516	07/01/50	630,903

665,000		Trustees of Princeton University	4.201	03/01/52	565,935

30	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER SERVICES - 0.4% (continued)

$1,000,000		University of Miami	4.063%	04/01/52	$799,223

200,000		University of Notre Dame du Lac	3.438	02/15/45	155,895

200,000		University of Notre Dame du Lac	3.394	02/15/48	150,132

1,000,000		University of Southern California	2.945	10/01/51	654,924

720,000		University of Southern California	4.976	10/01/53	672,026

1,000,000		University of Southern California	3.226	10/01/20	576,320

1,000,000		Washington University	3.524	04/15/54	740,136

500,000		Washington University	4.349	04/15/22	391,123

200,000		Wesleyan University	4.781	07/01/16	162,404

200,000		William Marsh Rice University	3.574	05/15/45	161,317

200,000		William Marsh Rice University	3.774	05/15/55	152,400

500,000		Yale University	0.873	04/15/25	499,171

750,000		Yale University	1.482	04/15/30	653,731

750,000	(a)	Yale University	2.402	04/15/50	450,701

		TOTAL CONSUMER SERVICES			92,648,428

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%

20,000		Ahold Finance USA LLC	6.875	05/01/29	21,676

625,000		Costco Wholesale Corp	3.000	05/18/27	612,440

475,000		Costco Wholesale Corp	1.375	06/20/27	447,694

725,000		Costco Wholesale Corp	1.600	04/20/30	635,666

1,800,000		Costco Wholesale Corp	1.750	04/20/32	1,507,433

1,033,000		Diageo Capital plc	2.000	04/29/30	911,961

1,900,000		Diageo Capital plc	2.125	04/29/32	1,590,717

300,000		Dollar General Corp	3.875	04/15/27	295,989

1,000,000		Dollar General Corp	4.625	11/01/27	1,002,016

500,000		Dollar General Corp	4.125	05/01/28	492,326

1,000,000		Dollar General Corp	5.200	07/05/28	1,014,445

500,000	(a)	Dollar General Corp	3.500	04/03/30	467,803

500,000		Dollar General Corp	5.000	11/01/32	490,118

1,000,000	(a)	Dollar General Corp	5.450	07/05/33	1,003,269

500,000		Dollar General Corp	4.125	04/03/50	374,404

500,000		Dollar General Corp	5.500	11/01/52	458,406

500,000		Dollar Tree, Inc	4.200	05/15/28	490,862

1,000,000		Dollar Tree, Inc	2.650	12/01/31	861,898

1,000,000		Dollar Tree, Inc	3.375	12/01/51	636,371

69,000		Koninklijke Ahold Delhaize NV	5.700	10/01/40	70,302

1,275,000		Kroger Co	2.650	10/15/26	1,239,673

175,000		Kroger Co	3.700	08/01/27	172,056

1,150,000		Kroger Co	4.500	01/15/29	1,147,091

250,000		Kroger Co	2.200	05/01/30	221,716

1,500,000		Kroger Co	1.700	01/15/31	1,263,255

1,550,000		Kroger Co	5.000	09/15/34	1,514,758

100,000		Kroger Co	6.900	04/15/38	112,258

250,000		Kroger Co	5.000	04/15/42	232,513

300,000		Kroger Co	5.150	08/01/43	278,773

300,000		Kroger Co	3.875	10/15/46	229,075

900,000		Kroger Co	4.450	02/01/47	748,822

700,000		Kroger Co	4.650	01/15/48	593,994

300,000		Kroger Co	5.400	01/15/49	283,326

500,000		Kroger Co	3.950	01/15/50	379,923

1,550,000		Kroger Co	5.500	09/15/54	1,462,071

1,700,000		Kroger Co	5.650	09/15/64	1,605,348

350,000		SYSCO Corp	3.300	07/15/26	344,759

500,000		SYSCO Corp	5.750	01/17/29	519,242

1,000,000		SYSCO Corp	2.400	02/15/30	899,151

332,000		SYSCO Corp	5.950	04/01/30	348,017

500,000		SYSCO Corp	5.100	09/23/30	507,539

400,000		SYSCO Corp	2.450	12/14/31	345,093

2,275,000		SYSCO Corp	6.000	01/17/34	2,412,778

400,000		SYSCO Corp	5.400	03/23/35	402,795

300,000		SYSCO Corp	4.850	10/01/45	265,587

500,000		SYSCO Corp	4.500	04/01/46	418,207

See Notes to Financial Statements	31

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3% (continued)

$250,000		SYSCO Corp	4.450%	03/15/48	$204,480

550,000		SYSCO Corp	3.300	02/15/50	367,955

905,000		SYSCO Corp	6.600	04/01/50	982,340

675,000		SYSCO Corp	3.150	12/14/51	432,890

1,700,000		Target Corp	2.500	04/15/26	1,669,227

1,000,000		Target Corp	1.950	01/15/27	962,504

600,000		Target Corp	2.350	02/15/30	543,511

5,000,000		Target Corp	2.650	09/15/30	4,544,896

500,000		Target Corp	4.500	09/15/32	491,423

1,000,000		Target Corp	4.400	01/15/33	972,111

875,000		Target Corp	4.500	09/15/34	841,768

1,500,000		Target Corp	5.000	04/15/35	1,493,449

1,000,000		Target Corp	2.950	01/15/52	642,526

1,500,000	(a)	Target Corp	4.800	01/15/53	1,349,543

5,000,000		Walmart, Inc	1.050	09/17/26	4,788,220

3,000,000		Walmart, Inc	3.950	09/09/27	2,991,647

3,000,000		Walmart, Inc	3.900	04/15/28	2,987,224

1,000,000		Walmart, Inc	1.500	09/22/28	916,404

21,000		Walmart, Inc	2.375	09/24/29	19,454

2,000,000	(a)	Walmart, Inc	4.000	04/15/30	1,988,309

1,750,000		Walmart, Inc	1.800	09/22/31	1,500,467

5,000,000		Walmart, Inc	4.150	09/09/32	4,893,004

900,000		Walmart, Inc	4.100	04/15/33	872,982

825,000		Walmart, Inc	2.500	09/22/41	578,785

1,500,000		Walmart, Inc	2.650	09/22/51	938,570

4,000,000		Walmart, Inc	4.500	09/09/52	3,539,988

1,850,000		Walmart, Inc	4.500	04/15/53	1,635,989

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			74,483,282

		ENERGY - 1.8%

1,000,000	(b)	APA Corp	6.100	02/15/35	995,701

1,500,000	(b)	APA Corp	6.000	01/15/37	1,463,295

750,000	(b)	APA Corp	5.350	07/01/49	621,653

1,000,000	(b)	APA Corp	6.750	02/15/55	978,159

500,000	(b)	Apollo Debt Solutions BDC	6.550	03/15/32	506,620

500,000	(b)	Ares Strategic Income Fund	6.200	03/21/32	497,167

1,000,000		Baker Hughes Holdings LLC	2.061	12/15/26	963,263

875,000		Baker Hughes Holdings LLC	3.337	12/15/27	855,020

1,000,000		Baker Hughes Holdings LLC	3.138	11/07/29	941,358

500,000		Baker Hughes Holdings LLC	4.486	05/01/30	496,351

800,000		Baker Hughes Holdings LLC	5.125	09/15/40	777,398

875,000		Baker Hughes Holdings LLC	4.080	12/15/47	690,602

475,000		Boardwalk Pipelines LP	5.950	06/01/26	480,012

450,000		Boardwalk Pipelines LP	4.450	07/15/27	447,216

500,000		Boardwalk Pipelines LP	4.800	05/03/29	500,337

1,000,000		Boardwalk Pipelines LP	3.400	02/15/31	911,181

1,000,000		Boardwalk Pipelines LP	3.600	09/01/32	892,939

1,000,000		Boardwalk Pipelines LP	5.625	08/01/34	1,007,476

1,000,000		BP Capital Markets America, Inc	5.017	11/17/27	1,016,249

750,000		BP Capital Markets America, Inc	3.937	09/21/28	737,251

1,300,000		BP Capital Markets America, Inc	4.234	11/06/28	1,288,995

2,000,000		BP Capital Markets America, Inc	4.699	04/10/29	2,013,668

2,500,000		BP Capital Markets America, Inc	4.970	10/17/29	2,544,872

1,500,000		BP Capital Markets America, Inc	4.868	11/25/29	1,521,316

1,000,000		BP Capital Markets America, Inc	3.633	04/06/30	954,240

1,000,000		BP Capital Markets America, Inc	1.749	08/10/30	863,569

2,000,000		BP Capital Markets America, Inc	2.721	01/12/32	1,755,450

2,350,000		BP Capital Markets America, Inc	4.812	02/13/33	2,310,652

850,000		BP Capital Markets America, Inc	4.893	09/11/33	837,520

900,000		BP Capital Markets America, Inc	4.989	04/10/34	891,155

3,000,000		BP Capital Markets America, Inc	5.227	11/17/34	3,015,416

1,000,000		BP Capital Markets America, Inc	3.060	06/17/41	734,408

2,000,000		BP Capital Markets America, Inc	3.000	02/24/50	1,292,848

32	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 1.8% (continued)

$950,000		BP Capital Markets America, Inc	2.772%	11/10/50	$583,339

2,500,000		BP Capital Markets America, Inc	2.939	06/04/51	1,577,379

1,000,000		BP Capital Markets America, Inc	3.001	03/17/52	633,763

2,500,000		BP Capital Markets America, Inc	3.379	02/08/61	1,621,304

925,000		BP Capital Markets plc	3.279	09/19/27	902,711

1,125,000		Canadian Natural Resources Ltd	3.850	06/01/27	1,107,031

1,500,000	(b)	Canadian Natural Resources Ltd	5.000	12/15/29	1,499,212

1,500,000		Canadian Natural Resources Ltd	2.950	07/15/30	1,355,598

1,500,000	(b)	Canadian Natural Resources Ltd	5.400	12/15/34	1,481,995

1,625,000		Canadian Natural Resources Ltd	6.250	03/15/38	1,685,885

800,000		Canadian Natural Resources Ltd	4.950	06/01/47	687,575

1,200,000		Cenovus Energy, Inc	2.650	01/15/32	1,014,511

1,425,000		Cenovus Energy, Inc	3.750	02/15/52	978,597

1,700,000		Cheniere Corpus Christi Holdings LLC	3.700	11/15/29	1,623,347

2,000,000		Cheniere Corpus Christi Holdings LLC	2.742	12/31/39	1,600,394

1,000,000		Cheniere Energy Partners LP	4.500	10/01/29	972,636

1,000,000		Cheniere Energy Partners LP	4.000	03/01/31	937,825

1,000,000		Cheniere Energy Partners LP	3.250	01/31/32	880,041

2,350,000		Cheniere Energy Partners LP	5.950	06/30/33	2,413,520

2,100,000		Cheniere Energy, Inc	5.650	04/15/34	2,124,328

1,600,000		Chevron Corp	2.236	05/11/30	1,436,747

1,000,000		Chevron Corp	3.078	05/11/50	679,649

2,000,000		Chevron USA, Inc	1.018	08/12/27	1,861,609

1,000,000		Chevron USA, Inc	4.475	02/26/28	1,007,041

1,000,000		Chevron USA, Inc	3.250	10/15/29	954,347

2,000,000		Chevron USA, Inc	4.687	04/15/30	2,016,985

1,000,000		Chevron USA, Inc	4.819	04/15/32	1,005,980

2,000,000		Chevron USA, Inc	4.980	04/15/35	2,004,557

250,000		Chevron USA, Inc	2.343	08/12/50	144,467

300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	293,393

1,000,000	(b)	Columbia Pipelines Holding Co LLC	5.097	10/01/31	988,017

1,000,000	(b)	Columbia Pipelines Operating Co LLC	5.695	10/01/54	935,860

750,000		ConocoPhillips	5.900	10/15/32	802,106

1,500,000		ConocoPhillips Co	4.700	01/15/30	1,509,120

1,000,000		ConocoPhillips Co	4.850	01/15/32	1,001,225

875,000		ConocoPhillips Co	5.050	09/15/33	878,138

77,000		ConocoPhillips Co	4.150	11/15/34	70,893

1,500,000		ConocoPhillips Co	5.000	01/15/35	1,484,959

1,700,000		ConocoPhillips Co	3.758	03/15/42	1,356,066

300,000		ConocoPhillips Co	4.300	11/15/44	251,478

850,000		ConocoPhillips Co	3.800	03/15/52	628,810

400,000		ConocoPhillips Co	5.300	05/15/53	374,196

575,000		ConocoPhillips Co	5.550	03/15/54	556,792

1,500,000		ConocoPhillips Co	5.500	01/15/55	1,449,641

3,612,000		ConocoPhillips Co	4.025	03/15/62	2,637,628

1,500,000		ConocoPhillips Co	5.700	09/15/63	1,459,772

1,000,000		ConocoPhillips Co	5.650	01/15/65	965,167

1,500,000		Continental Resources, Inc	4.375	01/15/28	1,470,072

525,000		Coterra Energy, Inc	3.900	05/15/27	516,844

300,000		Coterra Energy, Inc	4.375	03/15/29	295,647

1,000,000		Coterra Energy, Inc	5.600	03/15/34	1,006,044

1,000,000		Coterra Energy, Inc	5.400	02/15/35	984,155

1,500,000		Coterra Energy, Inc	5.900	02/15/55	1,427,166

1,000,000		DCP Midstream Operating LP	5.625	07/15/27	1,016,724

1,000,000		DCP Midstream Operating LP	5.125	05/15/29	1,006,648

2,000,000		Devon Energy Corp	4.500	01/15/30	1,964,435

1,000,000		Devon Energy Corp	5.200	09/15/34	964,553

885,000		Devon Energy Corp	5.600	07/15/41	825,791

700,000		Devon Energy Corp	4.750	05/15/42	587,380

1,100,000		Devon Energy Corp	5.000	06/15/45	933,186

1,000,000		Devon Energy Corp	5.750	09/15/54	915,427

425,000		Diamondback Energy, Inc	3.250	12/01/26	416,687

See Notes to Financial Statements	33

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	ENERGY - 1.8% (continued)

$1,000,000	Diamondback Energy, Inc	5.200%	04/18/27	$1,012,251

1,000,000	Diamondback Energy, Inc	3.500	12/01/29	945,825

1,000,000	Diamondback Energy, Inc	5.150	01/30/30	1,015,166

650,000	Diamondback Energy, Inc	3.125	03/24/31	588,318

1,000,000	Diamondback Energy, Inc	6.250	03/15/33	1,057,496

825,000	Diamondback Energy, Inc	5.400	04/18/34	823,629

325,000	Diamondback Energy, Inc	5.550	04/01/35	326,276

1,000,000	Diamondback Energy, Inc	4.400	03/24/51	780,755

450,000	Diamondback Energy, Inc	4.250	03/15/52	341,581

1,000,000	Diamondback Energy, Inc	6.250	03/15/53	1,001,275

1,500,000	Diamondback Energy, Inc	5.750	04/18/54	1,414,140

1,000,000	Diamondback Energy, Inc	5.900	04/18/64	940,692

3,000,000	Eastern Energy Gas Holdings LLC	5.650	10/15/54	2,896,289

200,000	Eastern Gas Transmission & Storage, Inc	4.800	11/01/43	179,075

200,000	Eastern Gas Transmission & Storage, Inc	4.600	12/15/44	170,652

300,000	Enbridge Energy Partners LP	5.500	09/15/40	289,117

200,000	Enbridge Energy Partners LP	7.375	10/15/45	229,187

1,500,000	Enbridge, Inc	1.600	10/04/26	1,435,097

100,000	Enbridge, Inc	4.250	12/01/26	99,482

500,000	Enbridge, Inc	5.250	04/05/27	506,287

100,000	Enbridge, Inc	3.700	07/15/27	98,167

1,500,000	Enbridge, Inc	6.000	11/15/28	1,561,117

500,000	Enbridge, Inc	5.300	04/05/29	509,431

500,000	Enbridge, Inc	3.125	11/15/29	465,100

1,000,000	Enbridge, Inc	6.200	11/15/30	1,058,241

500,000	Enbridge, Inc	5.700	03/08/33	513,171

1,500,000	Enbridge, Inc	2.500	08/01/33	1,227,221

350,000	Enbridge, Inc	5.625	04/05/34	355,546

300,000	Enbridge, Inc	4.500	06/10/44	251,074

925,000	Enbridge, Inc	5.500	12/01/46	891,384

1,000,000	Enbridge, Inc	4.000	11/15/49	767,512

2,000,000	Enbridge, Inc	3.400	08/01/51	1,346,215

1,000,000	Enbridge, Inc	6.700	11/15/53	1,080,292

200,000	Enbridge, Inc	5.950	04/05/54	198,998

750,000	Enbridge, Inc	7.200	06/27/54	756,808

750,000	Enbridge, Inc	7.375	03/15/55	769,982

1,000,000	Enbridge, Inc	8.250	01/15/84	1,053,107

1,000,000	Enbridge, Inc	8.500	01/15/84	1,101,402

400,000	Energy Transfer LP	3.900	07/15/26	396,544

200,000	Energy Transfer LP	4.400	03/15/27	199,354

250,000	Energy Transfer LP	4.200	04/15/27	247,888

1,000,000	Energy Transfer LP	5.550	02/15/28	1,023,624

1,250,000	Energy Transfer LP	4.950	05/15/28	1,258,649

350,000	Energy Transfer LP	4.950	06/15/28	352,341

1,000,000	Energy Transfer LP	6.100	12/01/28	1,044,030

2,600,000	Energy Transfer LP	5.250	04/15/29	2,630,452

1,000,000	Energy Transfer LP	5.250	07/01/29	1,014,559

500,000	Energy Transfer LP	4.150	09/15/29	486,779

450,000	Energy Transfer LP	5.200	04/01/30	455,083

3,125,000	Energy Transfer LP	3.750	05/15/30	2,954,695

1,000,000	Energy Transfer LP	6.400	12/01/30	1,065,701

2,100,000	Energy Transfer LP	5.750	02/15/33	2,148,862

1,550,000	Energy Transfer LP	6.550	12/01/33	1,657,276

2,400,000	Energy Transfer LP	5.550	05/15/34	2,398,525

1,000,000	Energy Transfer LP	5.600	09/01/34	1,001,730

400,000	Energy Transfer LP	4.900	03/15/35	380,330

2,000,000	Energy Transfer LP	5.700	04/01/35	2,014,794

500,000	Energy Transfer LP	5.800	06/15/38	496,976

140,000	Energy Transfer LP	7.500	07/01/38	159,545

650,000	Energy Transfer LP	6.500	02/01/42	671,650

100,000	Energy Transfer LP	6.100	02/15/42	99,821

200,000	Energy Transfer LP	5.150	02/01/43	177,783

34	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 1.8% (continued)

$200,000		Energy Transfer LP	5.950%	10/01/43	$194,610

300,000		Energy Transfer LP	5.300	04/01/44	269,079

100,000		Energy Transfer LP	5.000	05/15/44	86,293

550,000		Energy Transfer LP	5.150	03/15/45	481,322

200,000		Energy Transfer LP	5.350	05/15/45	179,610

625,000		Energy Transfer LP	6.125	12/15/45	614,574

500,000		Energy Transfer LP	5.300	04/15/47	442,147

1,225,000		Energy Transfer LP	5.400	10/01/47	1,096,989

1,025,000		Energy Transfer LP	6.000	06/15/48	992,579

2,750,000		Energy Transfer LP	6.250	04/15/49	2,728,130

2,175,000		Energy Transfer LP	5.000	05/15/50	1,831,418

2,400,000		Energy Transfer LP	5.950	05/15/54	2,291,956

1,000,000		Energy Transfer LP	6.050	09/01/54	971,030

2,000,000		Energy Transfer LP	6.200	04/01/55	1,983,033

1,000,000		EnLink Midstream LLC	5.650	09/01/34	1,007,740

1,000,000		EnLink Midstream Partners LP	5.450	06/01/47	906,035

3,065,000		Enterprise Products Operating LLC	3.950	02/15/27	3,048,502

725,000		Enterprise Products Operating LLC	4.150	10/16/28	717,991

1,450,000		Enterprise Products Operating LLC	3.125	07/31/29	1,373,467

750,000		Enterprise Products Operating LLC	2.800	01/31/30	692,899

1,500,000		Enterprise Products Operating LLC	5.350	01/31/33	1,537,448

1,500,000		Enterprise Products Operating LLC	4.850	01/31/34	1,477,432

2,000,000		Enterprise Products Operating LLC	4.950	02/15/35	1,972,219

480,000		Enterprise Products Operating LLC	6.125	10/15/39	509,189

175,000		Enterprise Products Operating LLC	5.950	02/01/41	181,600

525,000		Enterprise Products Operating LLC	4.850	08/15/42	479,415

325,000		Enterprise Products Operating LLC	4.450	02/15/43	280,853

1,775,000		Enterprise Products Operating LLC	4.850	03/15/44	1,610,543

775,000		Enterprise Products Operating LLC	5.100	02/15/45	720,440

500,000		Enterprise Products Operating LLC	4.900	05/15/46	451,721

675,000		Enterprise Products Operating LLC	4.250	02/15/48	547,017

2,475,000		Enterprise Products Operating LLC	4.800	02/01/49	2,169,581

950,000		Enterprise Products Operating LLC	4.200	01/31/50	754,236

1,000,000		Enterprise Products Operating LLC	3.200	02/15/52	658,805

1,425,000		Enterprise Products Operating LLC	3.300	02/15/53	951,629

200,000		Enterprise Products Operating LLC	4.950	10/15/54	175,201

2,000,000		Enterprise Products Operating LLC	5.550	02/16/55	1,942,555

1,625,000		Enterprise Products Operating LLC	3.950	01/31/60	1,187,184

700,000		Enterprise Products Operating LLC	5.250	08/16/77	689,201

100,000		Enterprise Products Operating LLC	7.571	08/16/77	99,505

400,000		Enterprise Products Operating LLC	5.375	02/15/78	391,264

500,000		EOG Resources, Inc	4.375	04/15/30	494,626

200,000		EOG Resources, Inc	3.900	04/01/35	182,381

200,000		EOG Resources, Inc	5.100	01/15/36	202,341

500,000		EOG Resources, Inc	4.950	04/15/50	450,532

1,500,000		EOG Resources, Inc	5.650	12/01/54	1,482,568

2,000,000	(a)	EQT Corp	5.750	02/01/34	2,039,012

400,000		Equinor ASA	1.750	01/22/26	391,811

500,000		Equinor ASA	3.000	04/06/27	488,878

1,500,000		Equinor ASA	3.625	09/10/28	1,468,307

300,000		Equinor ASA	3.125	04/06/30	281,300

1,175,000		Equinor ASA	2.375	05/22/30	1,059,984

300,000		Equinor ASA	3.625	04/06/40	251,184

200,000		Equinor ASA	5.100	08/17/40	197,970

400,000		Equinor ASA	4.250	11/23/41	350,183

300,000		Equinor ASA	3.950	05/15/43	251,554

1,300,000		Equinor ASA	4.800	11/08/43	1,204,187

750,000		Equinor ASA	3.250	11/18/49	524,458

1,300,000		Equinor ASA	3.700	04/06/50	984,821

2,500,000		Expand Energy Corp	5.700	01/15/35	2,508,955

1,000,000		Exxon Mobil Corp	2.275	08/16/26	975,321

1,750,000		Exxon Mobil Corp	3.294	03/19/27	1,727,909

See Notes to Financial Statements	35

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 1.8% (continued)

$1,000,000		Exxon Mobil Corp	2.440%	08/16/29	$932,095

750,000		Exxon Mobil Corp	3.482	03/19/30	720,091

750,000		Exxon Mobil Corp	2.610	10/15/30	681,019

1,000,000		Exxon Mobil Corp	2.995	08/16/39	778,859

3,250,000		Exxon Mobil Corp	4.227	03/19/40	2,898,752

500,000		Exxon Mobil Corp	3.567	03/06/45	383,084

1,225,000		Exxon Mobil Corp	4.114	03/01/46	1,008,154

1,400,000		Exxon Mobil Corp	3.095	08/16/49	952,316

2,100,000		Exxon Mobil Corp	4.327	03/19/50	1,752,665

2,800,000		Exxon Mobil Corp	3.452	04/15/51	2,002,372

2,000,000		Halliburton Co	2.920	03/01/30	1,835,006

500,000		Halliburton Co	4.850	11/15/35	479,626

125,000		Halliburton Co	6.700	09/15/38	138,541

125,000		Halliburton Co	7.450	09/15/39	147,209

750,000		Halliburton Co	4.750	08/01/43	657,922

2,825,000		Halliburton Co	5.000	11/15/45	2,541,740

1,000,000	(a),(b)	Helmerich & Payne, Inc	4.850	12/01/29	971,357

1,000,000	(a)	Helmerich & Payne, Inc	2.900	09/29/31	845,858

1,000,000	(a),(b)	Helmerich & Payne, Inc	5.500	12/01/34	946,406

2,100,000		Hess Corp	4.300	04/01/27	2,089,468

200,000		Hess Corp	6.000	01/15/40	212,352

1,190,000		Hess Corp	5.600	02/15/41	1,193,018

900,000		Hess Corp	5.800	04/01/47	909,319

1,000,000		HF Sinclair Corp	4.500	10/01/30	958,239

1,000,000		HF Sinclair Corp	5.750	01/15/31	1,012,695

1,000,000		HF Sinclair Corp	6.250	01/15/35	1,005,014

300,000		Kinder Morgan Energy Partners LP	6.950	01/15/38	330,611

535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	564,193

400,000		Kinder Morgan Energy Partners LP	4.700	11/01/42	340,405

500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	442,685

400,000		Kinder Morgan Energy Partners LP	5.500	03/01/44	376,175

200,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	184,774

1,500,000		Kinder Morgan, Inc	1.750	11/15/26	1,435,196

2,825,000		Kinder Morgan, Inc	4.300	03/01/28	2,804,125

1,000,000		Kinder Morgan, Inc	5.000	02/01/29	1,008,332

1,000,000		Kinder Morgan, Inc	5.100	08/01/29	1,010,466

450,000		Kinder Morgan, Inc	2.000	02/15/31	384,783

300,000		Kinder Morgan, Inc	7.750	01/15/32	343,116

1,250,000		Kinder Morgan, Inc	4.800	02/01/33	1,209,960

1,000,000		Kinder Morgan, Inc	5.200	06/01/33	990,978

1,000,000		Kinder Morgan, Inc	5.400	02/01/34	998,931

3,300,000		Kinder Morgan, Inc	5.300	12/01/34	3,256,918

1,600,000		Kinder Morgan, Inc	5.550	06/01/45	1,499,697

2,325,000		Kinder Morgan, Inc	5.200	03/01/48	2,075,274

500,000		Kinder Morgan, Inc	3.250	08/01/50	321,411

2,500,000		Kinder Morgan, Inc	3.600	02/15/51	1,716,515

750,000		Kinder Morgan, Inc	5.450	08/01/52	685,868

1,000,000		Kinder Morgan, Inc	5.950	08/01/54	977,584

1,500,000		Magellan Midstream Partners LP	3.950	03/01/50	1,077,448

200,000		Marathon Petroleum Corp	3.800	04/01/28	195,381

1,500,000		Marathon Petroleum Corp	5.150	03/01/30	1,509,029

1,500,000		Marathon Petroleum Corp	5.700	03/01/35	1,493,814

1,300,000		Marathon Petroleum Corp	6.500	03/01/41	1,346,946

450,000		Marathon Petroleum Corp	4.750	09/15/44	377,729

250,000		Marathon Petroleum Corp	5.850	12/15/45	239,158

600,000		Marathon Petroleum Corp	4.500	04/01/48	473,856

200,000		Marathon Petroleum Corp	5.000	09/15/54	164,085

100,000		MPLX LP	4.125	03/01/27	99,124

150,000		MPLX LP	4.250	12/01/27	148,677

475,000		MPLX LP	4.000	03/15/28	466,400

2,125,000		MPLX LP	2.650	08/15/30	1,892,116

500,000		MPLX LP	4.950	09/01/32	489,945

36	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 1.8% (continued)

$1,000,000		MPLX LP	5.000%	03/01/33	$976,096

1,050,000		MPLX LP	5.500	06/01/34	1,046,112

2,500,000		MPLX LP	5.400	04/01/35	2,456,429

975,000		MPLX LP	4.500	04/15/38	856,136

375,000		MPLX LP	5.200	03/01/47	329,887

700,000		MPLX LP	5.200	12/01/47	615,677

825,000		MPLX LP	4.700	04/15/48	675,117

850,000		MPLX LP	5.500	02/15/49	772,981

2,000,000		MPLX LP	4.950	03/14/52	1,680,703

600,000		MPLX LP	5.650	03/01/53	554,786

1,000,000		MPLX LP	5.950	04/01/55	963,647

1,600,000		MPLX LP	4.900	04/15/58	1,309,943

500,000		National Oilwell Varco, Inc	3.600	12/01/29	472,793

800,000		National Oilwell Varco, Inc	3.950	12/01/42	594,772

1,000,000		Northwest Pipeline LLC	4.000	04/01/27	988,902

1,500,000		Occidental Petroleum Corp	5.550	03/15/26	1,506,033

1,000,000		Occidental Petroleum Corp	5.000	08/01/27	1,003,339

1,000,000		Occidental Petroleum Corp	5.200	08/01/29	999,332

1,500,000		Occidental Petroleum Corp	8.875	07/15/30	1,717,609

2,000,000		Occidental Petroleum Corp	6.625	09/01/30	2,101,004

1,500,000		Occidental Petroleum Corp	7.500	05/01/31	1,651,362

1,000,000		Occidental Petroleum Corp	5.375	01/01/32	985,103

1,000,000	(a)	Occidental Petroleum Corp	5.550	10/01/34	976,738

3,000,000		Occidental Petroleum Corp	6.450	09/15/36	3,088,101

1,500,000		Occidental Petroleum Corp	6.600	03/15/46	1,512,125

1,150,000		Occidental Petroleum Corp	6.050	10/01/54	1,076,524

130,000		ONEOK Partners LP	6.650	10/01/36	140,282

250,000		ONEOK Partners LP	6.850	10/15/37	272,655

100,000		ONEOK Partners LP	6.125	02/01/41	101,001

1,300,000		ONEOK, Inc	4.000	07/13/27	1,284,088

1,000,000		ONEOK, Inc	4.250	09/24/27	991,142

725,000		ONEOK, Inc	4.550	07/15/28	722,295

2,000,000		ONEOK, Inc	5.650	11/01/28	2,059,982

325,000		ONEOK, Inc	4.350	03/15/29	319,777

500,000		ONEOK, Inc	3.400	09/01/29	471,799

1,000,000		ONEOK, Inc	4.400	10/15/29	982,130

500,000		ONEOK, Inc	3.100	03/15/30	460,303

475,000		ONEOK, Inc	3.250	06/01/30	437,610

2,000,000		ONEOK, Inc	5.800	11/01/30	2,080,473

175,000		ONEOK, Inc	6.350	01/15/31	185,881

1,000,000		ONEOK, Inc	4.750	10/15/31	980,088

825,000		ONEOK, Inc	6.100	11/15/32	864,302

1,500,000		ONEOK, Inc	6.050	09/01/33	1,561,788

1,000,000		ONEOK, Inc	5.050	11/01/34	965,370

225,000		ONEOK, Inc	4.250	09/15/46	173,730

675,000		ONEOK, Inc	4.950	07/13/47	574,661

425,000		ONEOK, Inc	4.200	10/03/47	325,359

1,350,000		ONEOK, Inc	5.200	07/15/48	1,186,399

525,000		ONEOK, Inc	4.850	02/01/49	436,529

1,000,000		ONEOK, Inc	4.450	09/01/49	779,587

500,000		ONEOK, Inc	4.500	03/15/50	395,326

300,000		ONEOK, Inc	7.150	01/15/51	325,858

1,500,000		ONEOK, Inc	6.625	09/01/53	1,569,674

1,500,000		ONEOK, Inc	5.700	11/01/54	1,403,964

1,500,000		ONEOK, Inc	5.850	11/01/64	1,409,964

500,000		Ovintiv, Inc	5.650	05/15/28	512,376

1,000,000		Ovintiv, Inc	6.250	07/15/33	1,032,902

1,000,000		Ovintiv, Inc	6.500	08/15/34	1,042,445

1,000,000		Ovintiv, Inc	7.100	07/15/53	1,056,383

500,000		Patterson-UTI Energy, Inc	7.150	10/01/33	526,873

1,000,000		Phillips 66	3.900	03/15/28	982,603

738,000		Phillips 66	4.650	11/15/34	697,367

See Notes to Financial Statements	37

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 1.8% (continued)

$125,000		Phillips 66	5.875%	05/01/42	$124,870

2,375,000		Phillips 66	4.875	11/15/44	2,060,255

825,000		Phillips 66	3.300	03/15/52	527,245

100,000		Phillips 66 Co	3.550	10/01/26	98,629

675,000		Phillips 66 Co	3.750	03/01/28	660,846

500,000		Phillips 66 Co	3.150	12/15/29	466,860

1,250,000		Phillips 66 Co	5.250	06/15/31	1,270,661

1,125,000		Phillips 66 Co	5.300	06/30/33	1,124,911

1,000,000	(a)	Phillips 66 Co	4.950	03/15/35	963,064

425,000		Phillips 66 Co	4.680	02/15/45	357,601

350,000		Phillips 66 Co	4.900	10/01/46	300,974

1,000,000		Phillips 66 Co	5.650	06/15/54	929,076

1,000,000		Phillips 66 Co	5.500	03/15/55	911,173

350,000		Pioneer Natural Resources Co	5.100	03/29/26	352,338

1,750,000		Pioneer Natural Resources Co	2.150	01/15/31	1,524,669

2,075,000		Plains All American Pipeline LP	4.500	12/15/26	2,073,532

1,500,000		Plains All American Pipeline LP	3.550	12/15/29	1,413,423

1,000,000		Plains All American Pipeline LP	3.800	09/15/30	942,425

1,750,000		Plains All American Pipeline LP	5.700	09/15/34	1,767,461

1,000,000		Plains All American Pipeline LP	5.950	06/15/35	1,019,231

100,000		Plains All American Pipeline LP	6.650	01/15/37	106,596

250,000		Plains All American Pipeline LP	5.150	06/01/42	223,103

300,000		Plains All American Pipeline LP	4.700	06/15/44	251,457

300,000		Plains All American Pipeline LP	4.900	02/15/45	257,236

275,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	277,370

2,675,000		Sabine Pass Liquefaction LLC	5.000	03/15/27	2,687,138

550,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	543,812

1,500,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	1,472,414

1,000,000		Sabine Pass Liquefaction LLC	5.900	09/15/37	1,029,887

1,500,000	(b)	Schlumberger Holdings Corp	2.650	06/26/30	1,353,747

1,000,000	(b)	Schlumberger Holdings Corp	4.850	05/15/33	981,764

1,000,000	(b)	Schlumberger Holdings Corp	5.000	06/01/34	983,610

4,000,000		Shell Finance US, Inc	2.375	11/07/29	3,661,193

1,000,000		Shell Finance US, Inc	2.750	04/06/30	919,925

500,000		Shell Finance US, Inc	4.125	05/11/35	468,079

1,200,000		Shell Finance US, Inc	4.550	08/12/43	1,063,958

2,025,000		Shell Finance US, Inc	4.375	05/11/45	1,727,029

650,000		Shell Finance US, Inc	4.000	05/10/46	520,671

3,180,000		Shell Finance US, Inc	3.750	09/12/46	2,450,384

1,500,000		Shell Finance US, Inc	3.250	04/06/50	1,035,359

2,075,000		Shell International Finance BV	2.875	05/10/26	2,044,571

925,000		Shell International Finance BV	2.500	09/12/26	903,799

1,225,000		Shell International Finance BV	3.875	11/13/28	1,208,638

350,000		Shell International Finance BV	6.375	12/15/38	387,808

100,000		Shell International Finance BV	5.500	03/25/40	101,656

1,500,000		Shell International Finance BV	2.875	11/26/41	1,082,620

1,500,000		Shell International Finance BV	3.125	11/07/49	1,005,809

2,000,000		Shell International Finance BV	3.000	11/26/51	1,298,625

1,000,000		Solventum Corp	5.400	03/01/29	1,020,111

1,000,000		Solventum Corp	5.450	03/13/31	1,018,773

1,500,000		Solventum Corp	5.600	03/23/34	1,520,497

1,500,000		Solventum Corp	5.900	04/30/54	1,483,636

1,000,000		Solventum Corp	6.000	05/15/64	981,828

450,000	(b)	South Bow USA Infrastructure Holdings LLC	4.911	09/01/27	450,186

450,000	(b)	South Bow USA Infrastructure Holdings LLC	5.026	10/01/29	446,512

1,100,000		Spectra Energy Partners LP	3.375	10/15/26	1,080,213

200,000		Spectra Energy Partners LP	5.950	09/25/43	196,821

600,000		Spectra Energy Partners LP	4.500	03/15/45	494,587

136,000		Suncor Energy, Inc	6.800	05/15/38	146,920

1,550,000		Suncor Energy, Inc	4.000	11/15/47	1,160,664

1,000,000		Suncor Energy, Inc	3.750	03/04/51	704,153

350,000		Targa Resources Corp	4.200	02/01/33	323,530

38	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 1.8% (continued)

$750,000		Targa Resources Corp	6.125%	03/15/33	$782,861

1,500,000		Targa Resources Corp	5.500	02/15/35	1,491,126

2,000,000		Targa Resources Corp	5.550	08/15/35	1,997,216

575,000		Targa Resources Corp	4.950	04/15/52	485,654

1,250,000		Targa Resources Corp	6.250	07/01/52	1,262,541

750,000		Targa Resources Corp	6.500	02/15/53	779,973

2,000,000		Targa Resources Corp	6.125	05/15/55	1,986,301

1,000,000		Targa Resources Partners LP	6.875	01/15/29	1,022,679

400,000		Targa Resources Partners LP	6.150	03/01/29	418,251

500,000		Targa Resources Partners LP	6.500	03/30/34	533,884

350,000		TC PipeLines LP	3.900	05/25/27	344,173

1,300,000		Total Capital International S.A.	2.829	01/10/30	1,214,284

900,000		TotalEnergies Capital International S.A.	3.455	02/19/29	872,921

775,000		TotalEnergies Capital International S.A.	2.986	06/29/41	565,025

500,000		TotalEnergies Capital International S.A.	3.461	07/12/49	357,412

1,500,000		TotalEnergies Capital International S.A.	3.127	05/29/50	997,344

1,000,000		TotalEnergies Capital International S.A.	3.386	06/29/60	656,528

1,125,000		TotalEnergies Capital S.A.	3.883	10/11/28	1,110,715

300,000		TotalEnergies Capital S.A.	5.150	04/05/34	303,558

1,000,000		TotalEnergies Capital S.A.	4.724	09/10/34	981,330

1,275,000		TotalEnergies Capital S.A.	5.488	04/05/54	1,233,608

1,700,000		TotalEnergies Capital S.A.	5.275	09/10/54	1,602,179

1,925,000		TotalEnergies Capital S.A.	5.638	04/05/64	1,879,708

750,000		TotalEnergies Capital S.A.	5.425	09/10/64	706,257

4,000,000		TransCanada PipeLines Ltd	4.100	04/15/30	3,849,971

1,925,000		TransCanada PipeLines Ltd	4.625	03/01/34	1,815,516

100,000		TransCanada PipeLines Ltd	6.200	10/15/37	103,489

200,000		TransCanada PipeLines Ltd	7.625	01/15/39	232,631

125,000		TransCanada PipeLines Ltd	6.100	06/01/40	128,582

1,425,000		TransCanada PipeLines Ltd	5.100	03/15/49	1,316,608

1,000,000		TransCanada PipeLines Ltd	7.000	06/01/65	983,929

1,200,000		Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	1,178,619

500,000		Transcontinental Gas Pipe Line Co LLC	3.250	05/15/30	462,843

850,000		Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	721,426

500,000		Transcontinental Gas Pipe Line Co LLC	3.950	05/15/50	382,777

1,225,000	(b)	US LIQUIDSCO0	5.584	10/01/34	1,199,422

1,225,000	(b)	US LIQUIDSCO0	6.176	10/01/54	1,169,608

750,000		Valero Energy Corp	2.150	09/15/27	708,492

342,000		Valero Energy Corp	4.350	06/01/28	339,496

1,000,000		Valero Energy Corp	5.150	02/15/30	1,008,731

1,500,000		Valero Energy Corp	2.800	12/01/31	1,312,574

455,000		Valero Energy Corp	7.500	04/15/32	514,398

850,000		Valero Energy Corp	6.625	06/15/37	911,602

300,000	(a)	Valero Energy Corp	4.900	03/15/45	265,454

1,500,000		Valero Energy Corp	3.650	12/01/51	1,011,806

1,000,000		Valero Energy Corp	4.000	06/01/52	724,328

300,000		Valero Energy Partners LP	4.500	03/15/28	299,461

1,000,000		Veralto Corp	5.350	09/18/28	1,024,047

1,000,000		Veralto Corp	5.450	09/18/33	1,019,695

750,000		Western Midstream Operating LP	6.350	01/15/29	783,132

2,000,000		Western Midstream Operating LP	4.300	02/01/30	1,908,744

3,500,000		Western Midstream Operating LP	6.150	04/01/33	3,613,723

1,500,000		Western Midstream Operating LP	5.450	11/15/34	1,465,538

1,300,000		Williams Cos, Inc	3.750	06/15/27	1,277,919

1,300,000		Williams Cos, Inc	5.300	08/15/28	1,328,000

1,000,000		Williams Cos, Inc	4.900	03/15/29	1,006,515

500,000		Williams Cos, Inc	4.800	11/15/29	501,327

3,500,000		Williams Cos, Inc	2.600	03/15/31	3,075,416

1,000,000		Williams Cos, Inc	4.650	08/15/32	968,386

625,000		Williams Cos, Inc	5.650	03/15/33	640,451

1,000,000		Williams Cos, Inc	5.150	03/15/34	986,600

300,000		Williams Cos, Inc	6.300	04/15/40	316,184

See Notes to Financial Statements	39

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	ENERGY - 1.8% (continued)

$300,000	Williams Cos, Inc	5.800%	11/15/43	$295,820

300,000	Williams Cos, Inc	5.400	03/04/44	283,357

1,000,000	Williams Cos, Inc	4.900	01/15/45	879,861

225,000	Williams Cos, Inc	5.100	09/15/45	203,158

1,700,000	Williams Cos, Inc	4.850	03/01/48	1,469,921

1,500,000	Williams Cos, Inc	3.500	10/15/51	1,026,726

500,000	Williams Cos, Inc	5.300	08/15/52	458,357

1,000,000	Williams Cos, Inc	5.800	11/15/54	984,418

1,000,000	Williams Cos, Inc	6.000	03/15/55	1,007,593

1,000,000	Woodside Finance Ltd	5.100	09/12/34	970,207

575,000	Woodside Finance Ltd	5.700	09/12/54	536,304

	TOTAL ENERGY			470,612,545

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%

550,000	Agree LP	2.000	06/15/28	506,376

150,000	Agree LP	2.900	10/01/30	135,417

200,000	Agree LP	4.800	10/01/32	194,915

500,000	Agree LP	2.600	06/15/33	408,309

1,000,000	Agree LP	5.625	06/15/34	1,011,917

500,000	Alexandria Real Estate Equities, Inc	3.800	04/15/26	495,778

200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	197,213

425,000	Alexandria Real Estate Equities, Inc	2.750	12/15/29	388,191

100,000	Alexandria Real Estate Equities, Inc	4.700	07/01/30	98,852

275,000	Alexandria Real Estate Equities, Inc	3.375	08/15/31	250,628

1,500,000	Alexandria Real Estate Equities, Inc	2.000	05/18/32	1,222,640

450,000	Alexandria Real Estate Equities, Inc	1.875	02/01/33	354,608

800,000	Alexandria Real Estate Equities, Inc	2.950	03/15/34	668,448

600,000	Alexandria Real Estate Equities, Inc	4.750	04/15/35	571,405

1,000,000	Alexandria Real Estate Equities, Inc	5.500	10/01/35	1,004,451

1,000,000	Alexandria Real Estate Equities, Inc	5.250	05/15/36	975,366

500,000	Alexandria Real Estate Equities, Inc	4.850	04/15/49	428,346

700,000	Alexandria Real Estate Equities, Inc	4.000	02/01/50	520,615

1,000,000	Alexandria Real Estate Equities, Inc	3.000	05/18/51	616,330

1,500,000	Alexandria Real Estate Equities, Inc	3.550	03/15/52	1,025,101

200,000	Alexandria Real Estate Equities, Inc	5.150	04/15/53	177,688

500,000	Alexandria Real Estate Equities, Inc	5.625	05/15/54	476,829

1,000,000	American Assets Trust LP	3.375	02/01/31	881,107

1,000,000	American Assets Trust LP	6.150	10/01/34	999,881

500,000	American Homes 4 Rent LP	4.900	02/15/29	501,565

250,000	American Homes 4 Rent LP	2.375	07/15/31	214,484

750,000	American Homes 4 Rent LP	3.625	04/15/32	680,938

1,000,000	American Homes 4 Rent LP	5.500	02/01/34	1,001,057

600,000	American Homes 4 Rent LP	5.250	03/15/35	588,680

250,000	American Homes 4 Rent LP	3.375	07/15/51	165,639

500,000	American Homes 4 Rent LP	4.300	04/15/52	390,093

1,000,000	American Tower Corp	1.600	04/15/26	969,953

1,000,000	American Tower Corp	1.450	09/15/26	956,238

425,000	American Tower Corp	3.375	10/15/26	417,348

750,000	American Tower Corp	2.750	01/15/27	726,061

500,000	American Tower Corp	3.125	01/15/27	487,044

500,000	American Tower Corp	3.650	03/15/27	491,545

150,000	American Tower Corp	3.550	07/15/27	146,643

1,000,000	American Tower Corp	5.500	03/15/28	1,023,641

1,250,000	American Tower Corp	5.800	11/15/28	1,296,040

1,000,000	American Tower Corp	5.200	02/15/29	1,015,971

350,000	American Tower Corp	3.950	03/15/29	340,031

750,000	American Tower Corp	2.900	01/15/30	689,895

1,000,000	American Tower Corp	5.000	01/31/30	1,008,178

1,500,000	American Tower Corp	4.900	03/15/30	1,507,937

750,000	American Tower Corp	2.100	06/15/30	655,814

725,000	American Tower Corp	1.875	10/15/30	620,164

1,000,000	American Tower Corp	2.700	04/15/31	884,040

1,000,000	American Tower Corp	2.300	09/15/31	855,087

40	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)

$500,000		American Tower Corp	4.050%	03/15/32	$471,919

1,000,000		American Tower Corp	5.650	03/15/33	1,030,808

1,250,000		American Tower Corp	5.900	11/15/33	1,309,827

1,000,000		American Tower Corp	5.450	02/15/34	1,014,537

475,000		American Tower Corp	5.400	01/31/35	479,281

1,000,000		American Tower Corp	5.350	03/15/35	1,002,933

1,350,000		American Tower Corp	3.700	10/15/49	982,372

425,000		American Tower Corp	3.100	06/15/50	277,707

1,000,000		American Tower Corp	2.950	01/15/51	631,460

750,000		Americold Realty Operating Partnership LP	5.600	05/15/32	752,824

1,000,000	(a)	Americold Realty Operating Partnership LP	5.409	09/12/34	976,400

200,000		AvalonBay Communities, Inc	2.950	05/11/26	196,587

100,000		AvalonBay Communities, Inc	2.900	10/15/26	97,712

1,200,000		AvalonBay Communities, Inc	3.350	05/15/27	1,173,306

200,000		AvalonBay Communities, Inc	3.200	01/15/28	193,510

500,000		AvalonBay Communities, Inc	1.900	12/01/28	454,774

750,000		AvalonBay Communities, Inc	3.300	06/01/29	713,084

750,000		AvalonBay Communities, Inc	2.300	03/01/30	671,628

800,000		AvalonBay Communities, Inc	2.050	01/15/32	677,137

450,000		AvalonBay Communities, Inc	5.000	02/15/33	447,806

1,000,000		AvalonBay Communities, Inc	5.300	12/07/33	1,015,360

500,000		AvalonBay Communities, Inc	5.350	06/01/34	506,997

400,000		AvalonBay Communities, Inc	4.150	07/01/47	324,617

200,000		AvalonBay Communities, Inc	4.350	04/15/48	167,832

700,000		Boston Properties LP	2.750	10/01/26	678,621

500,000		Boston Properties LP	6.750	12/01/27	522,921

550,000		Boston Properties LP	4.500	12/01/28	540,114

50,000		Boston Properties LP	3.400	06/21/29	46,707

750,000		Boston Properties LP	2.900	03/15/30	675,324

1,000,000	(a)	Boston Properties LP	3.250	01/30/31	895,651

1,000,000		Boston Properties LP	2.550	04/01/32	823,970

1,000,000		Boston Properties LP	2.450	10/01/33	783,278

500,000	(a)	Boston Properties LP	6.500	01/15/34	527,175

1,500,000		Boston Properties LP	5.750	01/15/35	1,484,560

225,000		Brixmor Operating Partnership LP	4.125	06/15/26	223,295

300,000		Brixmor Operating Partnership LP	3.900	03/15/27	294,878

100,000		Brixmor Operating Partnership LP	2.250	04/01/28	92,854

600,000		Brixmor Operating Partnership LP	4.125	05/15/29	582,344

940,000		Brixmor Operating Partnership LP	4.050	07/01/30	900,445

100,000		Brixmor Operating Partnership LP	2.500	08/16/31	85,900

1,000,000		Brixmor Operating Partnership LP	5.200	04/01/32	998,564

1,500,000		Brixmor Operating Partnership LP	5.500	02/15/34	1,503,759

1,000,000		Brixmor Operating Partnership LP	5.750	02/15/35	1,015,878

500,000		Broadstone Net Lease LLC	2.600	09/15/31	423,369

750,000		Camden Property Trust	5.850	11/03/26	765,538

100,000		Camden Property Trust	4.100	10/15/28	98,199

325,000		Camden Property Trust	3.150	07/01/29	306,647

100,000		Camden Property Trust	2.800	05/15/30	91,297

750,000		Camden Property Trust	4.900	01/15/34	737,598

500,000		Camden Property Trust	3.350	11/01/49	354,757

1,000,000		Corporate Office Properties LP	2.000	01/15/29	893,031

175,000		Corporate Office Properties LP	2.750	04/15/31	151,628

500,000		Cousins Properties LP	5.375	02/15/32	497,934

500,000		Cousins Properties LP	5.875	10/01/34	504,020

250,000		Crown Castle, Inc	3.700	06/15/26	247,004

1,500,000		Crown Castle, Inc	1.050	07/15/26	1,429,819

100,000		Crown Castle, Inc	4.000	03/01/27	98,618

525,000		Crown Castle, Inc	3.650	09/01/27	511,466

750,000		Crown Castle, Inc	5.000	01/11/28	752,812

775,000		Crown Castle, Inc	3.800	02/15/28	754,161

1,000,000		Crown Castle, Inc	4.800	09/01/28	998,080

300,000		Crown Castle, Inc	4.300	02/15/29	293,270

See Notes to Financial Statements	41

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)

$1,000,000	Crown Castle, Inc	5.600%	06/01/29	$1,021,919

1,000,000	Crown Castle, Inc	4.900	09/01/29	995,416

500,000	Crown Castle, Inc	3.100	11/15/29	460,518

275,000	Crown Castle, Inc	3.300	07/01/30	252,184

1,050,000	Crown Castle, Inc	2.250	01/15/31	897,366

1,500,000	Crown Castle, Inc	2.100	04/01/31	1,261,254

1,000,000	Crown Castle, Inc	2.500	07/15/31	853,906

1,000,000	Crown Castle, Inc	5.100	05/01/33	977,429

1,000,000	Crown Castle, Inc	5.800	03/01/34	1,019,339

500,000	Crown Castle, Inc	5.200	09/01/34	489,405

1,000,000	Crown Castle, Inc	2.900	04/01/41	701,760

200,000	Crown Castle, Inc	4.750	05/15/47	170,491

300,000	Crown Castle, Inc	5.200	02/15/49	268,009

500,000	Crown Castle, Inc	4.000	11/15/49	371,049

200,000	Crown Castle, Inc	4.150	07/01/50	152,340

875,000	Crown Castle, Inc	3.250	01/15/51	567,345

200,000	CubeSmart LP	3.125	09/01/26	195,902

600,000	CubeSmart LP	2.250	12/15/28	549,525

100,000	CubeSmart LP	4.375	02/15/29	98,081

250,000	CubeSmart LP	3.000	02/15/30	229,015

450,000	CubeSmart LP	2.000	02/15/31	380,726

700,000	CubeSmart LP	2.500	02/15/32	591,179

475,000	Digital Realty Trust LP	3.700	08/15/27	466,449

1,300,000	Digital Realty Trust LP	5.550	01/15/28	1,330,703

300,000	Digital Realty Trust LP	4.450	07/15/28	297,989

1,000,000	Digital Realty Trust LP	3.600	07/01/29	953,676

1,000,000	EPR Properties	3.600	11/15/31	892,343

1,000,000	Equinix Europe 2 Financing Corp LLC	5.500	06/15/34	1,019,010

2,000,000	Equinix, Inc	1.450	05/15/26	1,932,928

650,000	Equinix, Inc	2.900	11/18/26	632,799

800,000	Equinix, Inc	1.550	03/15/28	734,056

2,000,000	Equinix, Inc	2.000	05/15/28	1,851,288

1,000,000	Equinix, Inc	3.200	11/18/29	935,465

175,000	Equinix, Inc	2.150	07/15/30	153,413

1,000,000	Equinix, Inc	2.500	05/15/31	872,873

1,500,000	Equinix, Inc	3.400	02/15/52	1,017,686

200,000	ERP Operating LP	2.850	11/01/26	195,171

1,150,000	ERP Operating LP	3.250	08/01/27	1,118,542

500,000	ERP Operating LP	3.500	03/01/28	486,656

200,000	ERP Operating LP	4.150	12/01/28	197,410

750,000	ERP Operating LP	3.000	07/01/29	701,814

300,000	ERP Operating LP	2.500	02/15/30	271,670

500,000	ERP Operating LP	1.850	08/01/31	422,588

1,000,000	ERP Operating LP	4.650	09/15/34	958,178

425,000	ERP Operating LP	4.500	07/01/44	369,134

100,000	ERP Operating LP	4.000	08/01/47	78,807

650,000	Essential Properties LP	2.950	07/15/31	563,650

100,000	Essex Portfolio LP	3.375	04/15/26	98,859

200,000	Essex Portfolio LP	3.625	05/01/27	196,136

900,000	Essex Portfolio LP	4.000	03/01/29	875,261

325,000	Essex Portfolio LP	3.000	01/15/30	299,145

750,000	Essex Portfolio LP	1.650	01/15/31	628,766

1,000,000	Essex Portfolio LP	2.550	06/15/31	875,375

600,000	Essex Portfolio LP	5.500	04/01/34	605,674

275,000	Essex Portfolio LP	5.375	04/01/35	275,590

300,000	Essex Portfolio LP	4.500	03/15/48	251,640

525,000	Extra Space Storage LP	3.500	07/01/26	518,155

200,000	Extra Space Storage LP	3.875	12/15/27	196,448

500,000	Extra Space Storage LP	3.900	04/01/29	482,643

500,000	Extra Space Storage LP	4.000	06/15/29	483,460

2,000,000	Extra Space Storage LP	5.500	07/01/30	2,050,676

100,000	Extra Space Storage LP	2.200	10/15/30	87,055

42	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)

$500,000	Extra Space Storage LP	5.900%	01/15/31	$520,801

700,000	Extra Space Storage LP	2.550	06/01/31	606,917

450,000	Extra Space Storage LP	2.400	10/15/31	382,889

500,000	Extra Space Storage LP	2.350	03/15/32	418,185

750,000	Extra Space Storage LP	5.400	02/01/34	750,936

1,000,000	Extra Space Storage LP	5.400	06/15/35	994,216

50,000	Federal Realty OP LP	3.250	07/15/27	48,484

1,000,000	Federal Realty OP LP	5.375	05/01/28	1,016,928

1,300,000	Federal Realty OP LP	3.200	06/15/29	1,222,858

300,000	Federal Realty OP LP	3.500	06/01/30	280,075

200,000	Federal Realty OP LP	4.500	12/01/44	169,351

150,000	GLP Capital LP	5.375	04/15/26	150,471

750,000	GLP Capital LP	5.750	06/01/28	763,162

200,000	GLP Capital LP	5.300	01/15/29	200,285

500,000	GLP Capital LP	4.000	01/15/30	472,649

500,000	GLP Capital LP	4.000	01/15/31	466,113

750,000	GLP Capital LP	3.250	01/15/32	649,168

1,000,000	GLP Capital LP	6.750	12/01/33	1,061,134

800,000	Healthcare Realty Holdings LP	3.500	08/01/26	786,849

100,000	Healthcare Realty Holdings LP	3.625	01/15/28	96,619

500,000	Healthcare Realty Holdings LP	3.100	02/15/30	458,788

100,000	Healthcare Realty Holdings LP	2.400	03/15/30	87,965

975,000	Healthcare Realty Holdings LP	2.000	03/15/31	820,558

175,000	Healthcare Realty Holdings LP	2.050	03/15/31	146,351

100,000	Healthpeak OP LLC	3.250	07/15/26	98,356

1,500,000	Healthpeak OP LLC	1.350	02/01/27	1,414,275

325,000	Healthpeak OP LLC	2.125	12/01/28	296,849

600,000	Healthpeak OP LLC	3.500	07/15/29	569,237

1,000,000	Healthpeak OP LLC	3.000	01/15/30	920,967

175,000	Healthpeak OP LLC	2.875	01/15/31	156,611

500,000	Healthpeak OP LLC	5.550	02/15/35	498,260

30,000	Healthpeak OP LLC	6.750	02/01/41	32,936

750,000	Healthpeak Properties Interim, Inc	5.250	12/15/32	753,164

100,000	Highwoods Realty LP	3.875	03/01/27	98,058

150,000	Highwoods Realty LP	4.125	03/15/28	145,414

250,000	Highwoods Realty LP	4.200	04/15/29	239,522

500,000	Highwoods Realty LP	3.050	02/15/30	446,536

775,000	Highwoods Realty LP	2.600	02/01/31	657,415

1,000,000	Highwoods Realty LP	7.650	02/01/34	1,115,977

500,000	Host Hotels & Resorts LP	3.375	12/15/29	464,627

850,000	Host Hotels & Resorts LP	3.500	09/15/30	778,790

200,000	Host Hotels & Resorts LP	2.900	12/15/31	173,402

100,000	Host Hotels & Resorts LP	5.700	07/01/34	100,051

1,000,000	Host Hotels & Resorts LP	5.500	04/15/35	979,850

300,000	Invitation Homes Operating Partnership LP	2.300	11/15/28	274,992

500,000	Invitation Homes Operating Partnership LP	5.450	08/15/30	512,149

500,000	Invitation Homes Operating Partnership LP	2.000	08/15/31	418,394

575,000	Invitation Homes Operating Partnership LP	4.150	04/15/32	536,493

500,000	Invitation Homes Operating Partnership LP	5.500	08/15/33	503,185

750,000	Invitation Homes Operating Partnership LP	2.700	01/15/34	610,550

1,000,000	Invitation Homes Operating Partnership LP	4.875	02/01/35	956,702

250,000	Kilroy Realty LP	4.750	12/15/28	246,166

200,000	Kilroy Realty LP	4.250	08/15/29	190,256

750,000	Kilroy Realty LP	3.050	02/15/30	667,404

500,000	Kilroy Realty LP	2.500	11/15/32	396,449

1,000,000	Kilroy Realty LP	2.650	11/15/33	777,543

400,000	Kilroy Realty LP	6.250	01/15/36	396,584

625,000	Kimco Realty OP LLC	2.800	10/01/26	609,196

200,000	Kimco Realty OP LLC	3.800	04/01/27	197,087

500,000	Kimco Realty OP LLC	1.900	03/01/28	464,881

750,000	Kimco Realty OP LLC	2.700	10/01/30	675,961

1,000,000	Kimco Realty OP LLC	2.250	12/01/31	850,185

See Notes to Financial Statements	43

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)

$500,000		Kimco Realty OP LLC	4.600%	02/01/33	$483,040

1,000,000		Kimco Realty OP LLC	4.850	03/01/35	962,650

200,000		Kimco Realty OP LLC	4.250	04/01/45	162,541

175,000		Kimco Realty OP LLC	4.125	12/01/46	138,680

100,000		Kimco Realty OP LLC	4.450	09/01/47	82,309

500,000		Kimco Realty OP LLC	3.700	10/01/49	364,606

1,000,000		Kimco Realty OP, LLC	6.400	03/01/34	1,073,472

500,000		Kite Realty Group LP	4.950	12/15/31	491,658

400,000		Kite Realty Group LP	5.500	03/01/34	400,505

350,000		Kite Realty Group Trust	4.750	09/15/30	345,373

750,000		LXP Industrial Trust	6.750	11/15/28	793,119

750,000		LXP Industrial Trust	2.700	09/15/30	659,887

1,000,000		Mid-America Apartments LP	1.100	09/15/26	952,777

750,000		Mid-America Apartments LP	3.600	06/01/27	737,050

200,000		Mid-America Apartments LP	4.200	06/15/28	197,979

625,000		Mid-America Apartments LP	3.950	03/15/29	609,183

175,000		Mid-America Apartments LP	2.750	03/15/30	159,757

250,000		Mid-America Apartments LP	1.700	02/15/31	210,772

1,000,000		Mid-America Apartments LP	5.300	02/15/32	1,016,461

500,000	(a)	Mid-America Apartments LP	5.000	03/15/34	493,687

500,000		Mid-America Apartments LP	4.950	03/01/35	487,772

150,000		Mid-America Apartments LP	2.875	09/15/51	94,589

500,000		National Health Investors, Inc	3.000	02/01/31	433,094

1,550,000		NNN REIT, Inc	3.500	10/15/27	1,506,614

300,000		NNN REIT, Inc	2.500	04/15/30	268,143

200,000		NNN REIT, Inc	5.600	10/15/33	202,760

1,000,000		NNN REIT, Inc	5.500	06/15/34	1,005,136

500,000		NNN REIT, Inc	3.100	04/15/50	313,271

1,000,000		NNN REIT, Inc	3.000	04/15/52	604,992

200,000		OMEGA Healthcare Investors, Inc	4.500	04/01/27	199,054

825,000		OMEGA Healthcare Investors, Inc	4.750	01/15/28	823,011

500,000		OMEGA Healthcare Investors, Inc	3.625	10/01/29	467,518

500,000		OMEGA Healthcare Investors, Inc	3.375	02/01/31	450,955

1,000,000	(a)	OMEGA Healthcare Investors, Inc	3.250	04/15/33	847,735

1,000,000		Phillips Edison Grocery Center Operating Partnership I LP	2.625	11/15/31	859,295

1,000,000		Phillips Edison Grocery Center Operating Partnership I LP	5.750	07/15/34	1,008,091

1,000,000		Phillips Edison Grocery Center Operating Partnership I LP	4.950	01/15/35	949,602

200,000		Physicians Realty LP	4.300	03/15/27	198,900

200,000		Physicians Realty LP	3.950	01/15/28	196,052

1,000,000		Physicians Realty LP	2.625	11/01/31	865,282

750,000		Piedmont Operating Partnership LP	6.875	07/15/29	779,018

1,000,000		Piedmont Operating Partnership LP	2.750	04/01/32	807,724

100,000		Prologis LP	3.250	10/01/26	98,372

100,000		Prologis LP	4.375	02/01/29	99,595

500,000		Prologis LP	2.250	04/15/30	446,519

1,000,000		Prologis LP	1.625	03/15/31	836,571

100,000		Prologis LP	4.375	09/15/48	83,227

500,000		Prologis LP	3.000	04/15/50	323,706

500,000		Prologis LP	2.125	10/15/50	266,757

100,000		ProLogis LP	3.250	06/30/26	98,646

1,000,000		ProLogis LP	3.375	12/15/27	974,676

750,000		ProLogis LP	4.875	06/15/28	758,355

100,000		ProLogis LP	4.000	09/15/28	98,565

225,000		ProLogis LP	2.875	11/15/29	209,143

200,000		ProLogis LP	1.750	07/01/30	171,594

775,000		ProLogis LP	2.250	01/15/32	659,737

1,000,000		ProLogis LP	4.625	01/15/33	980,708

750,000		ProLogis LP	4.750	06/15/33	735,672

750,000		ProLogis LP	5.125	01/15/34	751,943

1,000,000		ProLogis LP	5.000	03/15/34	994,331

1,000,000		ProLogis LP	5.000	01/31/35	992,634

500,000		ProLogis LP	3.050	03/01/50	329,729

44	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)

$1,250,000		ProLogis LP	5.250%	06/15/53	$1,186,846

1,250,000		ProLogis LP	5.250	03/15/54	1,185,566

750,000		Public Storage	1.500	11/09/26	717,191

200,000		Public Storage	3.094	09/15/27	194,001

750,000		Public Storage	1.950	11/09/28	688,012

500,000		Public Storage	3.385	05/01/29	478,379

250,000		Public Storage	2.250	11/09/31	214,381

1,000,000	(a)	Public Storage	5.100	08/01/33	1,007,846

1,500,000		Public Storage	5.350	08/01/53	1,439,023

1,000,000		Rayonier LP	2.750	05/17/31	872,822

425,000		Realty Income Corp	4.875	06/01/26	426,368

200,000		Realty Income Corp	4.125	10/15/26	199,131

200,000		Realty Income Corp	3.000	01/15/27	194,950

300,000		Realty Income Corp	3.200	01/15/27	292,890

650,000		Realty Income Corp	3.950	08/15/27	642,711

1,000,000		Realty Income Corp	3.400	01/15/28	970,823

1,000,000		Realty Income Corp	3.650	01/15/28	978,450

1,000,000		Realty Income Corp	2.100	03/15/28	932,459

500,000		Realty Income Corp	2.200	06/15/28	465,174

750,000		Realty Income Corp	4.700	12/15/28	752,485

500,000		Realty Income Corp	4.750	02/15/29	501,208

500,000		Realty Income Corp	3.250	06/15/29	472,560

500,000		Realty Income Corp	4.000	07/15/29	486,646

500,000		Realty Income Corp	3.100	12/15/29	466,115

300,000		Realty Income Corp	3.400	01/15/30	282,911

1,000,000		Realty Income Corp	4.850	03/15/30	1,003,494

1,500,000		Realty Income Corp	3.250	01/15/31	1,378,113

500,000		Realty Income Corp	3.200	02/15/31	457,610

750,000		Realty Income Corp	1.800	03/15/33	587,446

750,000		Realty Income Corp	4.900	07/15/33	736,084

500,000		Realty Income Corp	5.125	02/15/34	496,118

300,000		Realty Income Corp	4.650	03/15/47	258,059

1,000,000		Realty Income Corp	5.375	09/01/54	957,036

200,000		Regency Centers Corp	5.250	01/15/34	200,220

375,000		Regency Centers LP	3.600	02/01/27	368,949

125,000		Regency Centers LP	4.125	03/15/28	123,589

425,000		Regency Centers LP	2.950	09/15/29	396,013

500,000		Regency Centers LP	3.700	06/15/30	474,374

425,000		Regency Centers LP	5.100	01/15/35	420,323

200,000		Regency Centers LP	4.400	02/01/47	166,831

300,000		Regency Centers LP	4.650	03/15/49	258,112

500,000		Rexford Industrial Realty LP	5.000	06/15/28	501,762

1,000,000		Rexford Industrial Realty LP	2.125	12/01/30	857,903

300,000		Sabra Health Care LP	5.125	08/15/26	299,693

1,000,000		Sabra Health Care LP	3.200	12/01/31	868,437

1,000,000	(a)	Safehold GL Holdings LLC	2.800	06/15/31	877,790

1,000,000		Safehold GL Holdings LLC	6.100	04/01/34	1,029,209

500,000		Safehold GL Holdings LLC	5.650	01/15/35	497,801

350,000		Simon Property Group LP	3.250	11/30/26	343,533

1,000,000		Simon Property Group LP	1.375	01/15/27	947,988

200,000		Simon Property Group LP	3.375	06/15/27	195,781

300,000		Simon Property Group LP	3.375	12/01/27	292,382

1,000,000		Simon Property Group LP	1.750	02/01/28	928,215

1,750,000		Simon Property Group LP	2.450	09/13/29	1,596,231

750,000		Simon Property Group LP	2.650	07/15/30	678,624

1,000,000		Simon Property Group LP	2.200	02/01/31	866,552

500,000		Simon Property Group LP	2.250	01/15/32	422,948

1,500,000		Simon Property Group LP	2.650	02/01/32	1,299,920

1,000,000		Simon Property Group LP	5.500	03/08/33	1,023,349

500,000		Simon Property Group LP	6.250	01/15/34	536,935

1,000,000		Simon Property Group LP	4.750	09/26/34	959,534

1,500,000		Simon Property Group LP	4.250	10/01/44	1,237,817

See Notes to Financial Statements	45

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)

$300,000		Simon Property Group LP	4.250%	11/30/46	$246,719

500,000		Simon Property Group LP	3.250	09/13/49	336,640

750,000		Simon Property Group LP	3.800	07/15/50	556,246

1,000,000		Simon Property Group LP	5.850	03/08/53	1,008,383

500,000		Simon Property Group LP	6.650	01/15/54	558,821

500,000		STORE Capital Corp	4.625	03/15/29	488,773

500,000		STORE Capital Corp	2.750	11/18/30	438,302

1,000,000	(b)	Store Capital LLC	5.400	04/30/30	1,001,567

500,000		Sun Communities Operating LP	2.300	11/01/28	461,438

500,000		Sun Communities Operating LP	5.500	01/15/29	511,535

1,000,000		Sun Communities Operating LP	4.200	04/15/32	938,488

500,000		Sun Communities Operating LP	5.700	01/15/33	509,959

100,000		Tanger Properties LP	3.125	09/01/26	97,897

250,000		Tanger Properties LP	3.875	07/15/27	245,373

500,000		Tanger Properties LP	2.750	09/01/31	431,164

200,000		UDR, Inc	3.500	07/01/27	195,426

200,000		UDR, Inc	3.500	01/15/28	194,019

600,000		UDR, Inc	3.200	01/15/30	559,510

1,000,000		UDR, Inc	3.000	08/15/31	891,413

750,000		UDR, Inc	2.100	08/01/32	610,278

500,000		UDR, Inc	1.900	03/15/33	392,093

1,000,000		UDR, Inc	5.125	09/01/34	981,910

300,000		UDR, Inc	3.100	11/01/34	248,919

200,000		Ventas Realty LP	3.250	10/15/26	196,086

1,000,000		Ventas Realty LP	4.000	03/01/28	983,026

525,000		Ventas Realty LP	4.400	01/15/29	517,827

350,000		Ventas Realty LP	3.000	01/15/30	321,405

500,000		Ventas Realty LP	4.750	11/15/30	497,280

1,025,000		Ventas Realty LP	2.500	09/01/31	886,414

1,000,000		Ventas Realty LP	5.625	07/01/34	1,017,748

1,000,000		Ventas Realty LP	5.000	01/15/35	967,136

300,000		Ventas Realty LP	4.375	02/01/45	248,643

300,000		Ventas Realty LP	4.875	04/15/49	263,053

850,000		VICI Properties LP	4.750	02/15/28	850,057

750,000		VICI Properties LP	4.950	02/15/30	743,522

1,000,000		VICI Properties LP	5.125	11/15/31	986,162

1,000,000	(a)	VICI Properties LP	5.750	04/01/34	1,005,222

1,000,000		VICI Properties LP	5.625	04/01/35	994,343

1,000,000		VICI Properties LP	5.625	05/15/52	912,030

1,000,000		VICI Properties LP	6.125	04/01/54	974,734

600,000		Welltower OP LLC	4.250	04/01/26	598,297

500,000		Welltower OP LLC	2.700	02/15/27	484,130

600,000		Welltower OP LLC	4.250	04/15/28	594,096

1,000,000		Welltower OP LLC	2.050	01/15/29	908,493

500,000		Welltower OP LLC	4.125	03/15/29	489,860

425,000		Welltower OP LLC	3.100	01/15/30	394,795

400,000		Welltower OP LLC	2.750	01/15/31	356,768

1,000,000		Welltower OP LLC	2.800	06/01/31	888,850

500,000		Welltower OP LLC	2.750	01/15/32	435,536

150,000		Welltower OP LLC	3.850	06/15/32	139,590

300,000		Welltower OP LLC	4.950	09/01/48	273,187

1,000,000		Weyerhaeuser Co	4.750	05/15/26	1,001,532

500,000		Weyerhaeuser Co	4.000	11/15/29	485,478

500,000		Weyerhaeuser Co	4.000	04/15/30	481,673

304,000		Weyerhaeuser Co	7.375	03/15/32	341,336

300,000		Weyerhaeuser Co	3.375	03/09/33	265,063

1,375,000		Weyerhaeuser Co	4.000	03/09/52	1,032,707

1,000,000		WP Carey, Inc	3.850	07/15/29	961,575

750,000		WP Carey, Inc	2.400	02/01/31	650,783

46	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)

$500,000	WP Carey, Inc	2.450%	02/01/32	$419,325

	TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			249,760,918

	FINANCIAL SERVICES - 2.6%

500,000	AerCap Ireland Capital DAC	4.450	04/03/26	499,536

2,500,000	AerCap Ireland Capital DAC	2.450	10/29/26	2,415,980

3,895,000	AerCap Ireland Capital DAC	6.450	04/15/27	4,020,697

250,000	AerCap Ireland Capital DAC	3.650	07/21/27	244,167

1,000,000	AerCap Ireland Capital DAC	4.625	10/15/27	995,804

200,000	AerCap Ireland Capital DAC	3.875	01/23/28	195,355

1,000,000	AerCap Ireland Capital DAC	4.875	04/01/28	1,003,546

1,000,000	AerCap Ireland Capital DAC	5.750	06/06/28	1,028,606

1,450,000	AerCap Ireland Capital DAC	3.000	10/29/28	1,362,580

1,000,000	AerCap Ireland Capital DAC	5.100	01/19/29	1,008,794

1,500,000	AerCap Ireland Capital DAC	4.625	09/10/29	1,483,685

4,000,000	AerCap Ireland Capital DAC	6.150	09/30/30	4,221,373

1,500,000	AerCap Ireland Capital DAC	5.375	12/15/31	1,511,329

700,000	AerCap Ireland Capital DAC	3.300	01/30/32	620,168

2,000,000	AerCap Ireland Capital DAC	3.400	10/29/33	1,726,046

1,000,000	AerCap Ireland Capital DAC	5.300	01/19/34	994,182

1,500,000	AerCap Ireland Capital DAC	4.950	09/10/34	1,444,629

800,000	AerCap Ireland Capital DAC	3.850	10/29/41	632,810

250,000	AerCap Ireland Capital DAC	6.950	03/10/55	255,884

750,000	AerCap Ireland Capital DAC	6.500	01/31/56	743,055

1,000,000	Affiliated Managers Group, Inc	3.300	06/15/30	924,440

500,000	Affiliated Managers Group, Inc	5.500	08/20/34	494,873

3,000,000	African Development Bank	4.000	03/18/30	2,988,218

1,000,000	Ally Financial, Inc	4.750	06/09/27	999,477

400,000	Ally Financial, Inc	7.100	11/15/27	421,146

1,000,000	Ally Financial, Inc	2.200	11/02/28	906,060

1,500,000	Ally Financial, Inc	6.992	06/13/29	1,564,603

500,000	Ally Financial, Inc	6.848	01/03/30	522,270

750,000	Ally Financial, Inc	5.543	01/17/31	746,206

2,000,000	Ally Financial, Inc	8.000	11/01/31	2,228,602

1,000,000	Ally Financial, Inc	6.184	07/26/35	993,603

2,500,000	American Express Co	3.125	05/20/26	2,465,927

2,000,000	American Express Co	1.650	11/04/26	1,916,068

1,500,000	American Express Co	2.550	03/04/27	1,449,724

1,500,000	American Express Co	5.850	11/05/27	1,553,751

1,000,000	American Express Co	5.043	07/26/28	1,012,585

575,000	American Express Co	4.050	05/03/29	568,395

1,000,000	American Express Co	5.282	07/27/29	1,020,376

1,000,000	American Express Co	5.532	04/25/30	1,031,019

1,500,000	American Express Co	5.085	01/30/31	1,518,962

1,500,000	American Express Co	6.489	10/30/31	1,620,999

2,700,000	American Express Co	4.989	05/26/33	2,661,224

1,000,000	American Express Co	4.420	08/03/33	965,141

3,000,000	American Express Co	5.043	05/01/34	2,997,992

1,000,000	American Express Co	5.625	07/28/34	1,022,163

500,000	American Express Co	5.915	04/25/35	513,404

1,000,000	American Express Co	5.284	07/26/35	999,542

650,000	American Express Co	5.442	01/30/36	656,985

525,000	American Express Co	4.050	12/03/42	444,146

200,000	Ameriprise Financial, Inc	2.875	09/15/26	196,025

750,000	Ameriprise Financial, Inc	5.700	12/15/28	780,114

350,000	Ameriprise Financial, Inc	4.500	05/13/32	341,863

1,000,000	Ameriprise Financial, Inc	5.150	05/15/33	1,008,691

825,000	Ameriprise Financial, Inc	5.200	04/15/35	823,077

1,000,000	Andrew W Mellon Foundation	0.947	08/01/27	926,829

750,000	Apollo Debt Solutions BDC	6.900	04/13/29	778,182

1,100,000	Apollo Debt Solutions BDC	6.700	07/29/31	1,134,921

1,500,000	Apollo Global Management, Inc	5.800	05/21/54	1,482,098

1,000,000	Apollo Global Management, Inc	6.000	12/15/54	965,905

See Notes to Financial Statements	47

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 2.6% (continued)

$1,500,000		Ares Capital Corp	2.150%	07/15/26	$1,446,717

850,000		Ares Capital Corp	7.000	01/15/27	875,990

750,000		Ares Capital Corp	2.875	06/15/28	698,073

750,000		Ares Capital Corp	5.875	03/01/29	761,426

1,000,000		Ares Capital Corp	5.950	07/15/29	1,016,227

750,000		Ares Capital Corp	3.200	11/15/31	648,819

1,000,000		Ares Capital Corp	5.800	03/08/32	993,994

500,000		Ares Management Corp	6.375	11/10/28	527,247

1,000,000		Ares Management Corp	5.600	10/11/54	929,318

500,000	(b)	Ares Strategic Income Fund	5.700	03/15/28	500,012

1,000,000	(b)	Ares Strategic Income Fund	6.350	08/15/29	1,015,284

1,000,000	(b)	Ares Strategic Income Fund	5.600	02/15/30	985,640

1,000,000		Bain Capital Specialty Finance, Inc	2.550	10/13/26	957,894

300,000		Bain Capital Specialty Finance, Inc	5.950	03/15/30	294,845

500,000		Bank of New York Mellon Corp	2.800	05/04/26	492,124

500,000		Bank of New York Mellon Corp	2.450	08/17/26	487,825

1,000,000		Bank of New York Mellon Corp	2.050	01/26/27	962,089

300,000		Bank of New York Mellon Corp	3.250	05/16/27	293,890

1,000,000		Bank of New York Mellon Corp	3.400	01/29/28	977,386

600,000		Bank of New York Mellon Corp	3.850	04/28/28	593,509

2,000,000		Bank of New York Mellon Corp	1.650	07/14/28	1,843,529

1,000,000		Bank of New York Mellon Corp	4.890	07/21/28	1,009,441

775,000		Bank of New York Mellon Corp	5.802	10/25/28	800,452

1,500,000		Bank of New York Mellon Corp	4.543	02/01/29	1,502,698

400,000		Bank of New York Mellon Corp	3.300	08/23/29	378,966

1,000,000		Bank of New York Mellon Corp	6.317	10/25/29	1,057,935

1,000,000		Bank of New York Mellon Corp	4.975	03/14/30	1,014,326

500,000		Bank of New York Mellon Corp	4.596	07/26/30	499,945

1,500,000	(a)	Bank of New York Mellon Corp	1.650	01/28/31	1,277,609

1,500,000		Bank of New York Mellon Corp	4.942	02/11/31	1,513,324

1,000,000		Bank of New York Mellon Corp	1.800	07/28/31	850,236

1,000,000		Bank of New York Mellon Corp	5.060	07/22/32	1,010,508

500,000		Bank of New York Mellon Corp	4.289	06/13/33	478,754

1,000,000		Bank of New York Mellon Corp	5.834	10/25/33	1,051,737

1,000,000		Bank of New York Mellon Corp	4.706	02/01/34	978,716

2,000,000		Bank of New York Mellon Corp	4.967	04/26/34	1,982,185

1,000,000		Bank of New York Mellon Corp	6.474	10/25/34	1,092,295

1,000,000		Bank of New York Mellon Corp	5.188	03/14/35	1,006,681

1,000,000		Bank of New York Mellon Corp	5.225	11/20/35	1,013,464

450,000		Bank of New York Mellon Corp	5.606	07/21/39	455,172

1,000,000		Barings BDC, Inc	3.300	11/23/26	966,685

800,000	(a)	Berkshire Hathaway, Inc	4.500	02/11/43	747,344

500,000		BGC Group, Inc	8.000	05/25/28	533,822

500,000		BGC Group, Inc	6.600	06/10/29	513,699

750,000	(b)	BGC Group, Inc	6.150	04/02/30	746,792

1,000,000		BlackRock Funding, Inc	4.700	03/14/29	1,015,283

1,000,000		BlackRock Funding, Inc	5.000	03/14/34	1,010,185

1,500,000		BlackRock Funding, Inc	4.900	01/08/35	1,499,000

1,000,000		BlackRock Funding, Inc	5.250	03/14/54	964,337

1,500,000		BlackRock Funding, Inc	5.350	01/08/55	1,458,627

1,000,000		BlackRock TCP Capital Corp	2.850	02/09/26	971,304

500,000		BlackRock TCP Capital Corp	6.950	05/30/29	500,428

850,000		BlackRock, Inc	3.250	04/30/29	817,447

1,450,000		BlackRock, Inc	1.900	01/28/31	1,254,792

2,000,000		BlackRock, Inc	2.100	02/25/32	1,699,318

1,000,000		BlackRock, Inc	4.750	05/25/33	1,000,497

1,800,000		Blackstone Private Credit Fund	2.625	12/15/26	1,723,827

1,000,000		Blackstone Private Credit Fund	3.250	03/15/27	963,523

500,000		Blackstone Private Credit Fund	7.300	11/27/28	528,832

1,000,000	(a)	Blackstone Private Credit Fund	4.000	01/15/29	949,457

500,000		Blackstone Private Credit Fund	5.950	07/16/29	505,407

500,000	(b)	Blackstone Private Credit Fund	5.600	11/22/29	495,798

48	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 2.6% (continued)

$1,000,000	(b)	Blackstone Private Credit Fund	5.250%	04/01/30	$976,192

500,000		Blackstone Private Credit Fund	6.250	01/25/31	508,341

625,000		Blackstone Private Credit Fund	6.000	01/29/32	619,645

500,000	(b)	Blackstone Private Credit Fund	6.000	11/22/34	481,005

2,000,000		Blackstone Reg Finance Co LLC	5.000	12/06/34	1,971,797

1,400,000		Blackstone Secured Lending Fund	2.750	09/16/26	1,352,119

1,000,000		Blackstone Secured Lending Fund	2.125	02/15/27	946,440

500,000		Blackstone Secured Lending Fund	5.875	11/15/27	508,249

1,200,000		Blackstone Secured Lending Fund	5.350	04/13/28	1,199,603

1,000,000		Blackstone Secured Lending Fund	5.300	06/30/30	982,301

750,000		Blue Owl Capital Corp	3.400	07/15/26	732,574

1,000,000		Blue Owl Capital Corp	2.875	06/11/28	917,759

1,500,000		Blue Owl Capital Corp	5.950	03/15/29	1,503,891

300,000		Blue Owl Capital Corp II	8.450	11/15/26	314,470

1,000,000		Blue Owl Capital Corp III	3.125	04/13/27	952,534

1,000,000		Blue Owl Credit Income Corp	4.700	02/08/27	987,627

750,000		Blue Owl Credit Income Corp	7.750	09/16/27	782,771

700,000		Blue Owl Credit Income Corp	7.950	06/13/28	741,362

1,300,000	(b)	Blue Owl Credit Income Corp	6.600	09/15/29	1,320,996

1,000,000	(b)	Blue Owl Credit Income Corp	5.800	03/15/30	980,582

500,000		Blue Owl Credit Income Corp	6.650	03/15/31	509,946

1,500,000		Blue Owl Finance LLC	6.250	04/18/34	1,536,229

1,000,000		Blue Owl Technology Finance Corp	2.500	01/15/27	946,969

1,000,000		Blue Owl Technology Finance Corp II	6.750	04/04/29	1,013,595

1,000,000		Brookfield Capital Finance LLC	6.087	06/14/33	1,050,395

1,000,000		Brookfield Finance I UK PLC	2.340	01/30/32	841,581

200,000		Brookfield Finance, Inc	4.250	06/02/26	199,244

600,000		Brookfield Finance, Inc	3.900	01/25/28	589,329

600,000		Brookfield Finance, Inc	4.850	03/29/29	601,919

500,000		Brookfield Finance, Inc	6.350	01/05/34	532,538

500,000		Brookfield Finance, Inc	5.675	01/15/35	511,477

725,000		Brookfield Finance, Inc	4.700	09/20/47	616,126

1,000,000		Brookfield Finance, Inc	3.500	03/30/51	688,628

1,000,000		Brookfield Finance, Inc	3.625	02/15/52	699,206

750,000		Brookfield Finance, Inc	5.968	03/04/54	754,429

1,000,000		Brookfield Finance, Inc	5.813	03/03/55	975,536

1,000,000		California Endowment	2.498	04/01/51	605,775

700,000		Capital One Financial Corp	3.750	07/28/26	690,152

1,075,000		Capital One Financial Corp	3.750	03/09/27	1,057,585

1,000,000		Capital One Financial Corp	3.650	05/11/27	979,151

1,000,000		Capital One Financial Corp	1.878	11/02/27	956,564

2,700,000		Capital One Financial Corp	3.800	01/31/28	2,642,166

1,400,000		Capital One Financial Corp	4.927	05/10/28	1,404,745

2,000,000		Capital One Financial Corp	5.468	02/01/29	2,033,466

1,000,000		Capital One Financial Corp	6.312	06/08/29	1,039,866

1,500,000		Capital One Financial Corp	5.700	02/01/30	1,532,253

2,000,000		Capital One Financial Corp	3.273	03/01/30	1,874,983

750,000		Capital One Financial Corp	5.247	07/26/30	754,865

1,000,000		Capital One Financial Corp	5.463	07/26/30	1,012,265

1,000,000		Capital One Financial Corp	7.624	10/30/31	1,113,714

2,525,000		Capital One Financial Corp	2.359	07/29/32	2,071,195

1,000,000		Capital One Financial Corp	2.618	11/02/32	852,295

1,000,000		Capital One Financial Corp	5.817	02/01/34	1,007,758

1,000,000		Capital One Financial Corp	6.377	06/08/34	1,045,182

1,000,000		Capital One Financial Corp	6.051	02/01/35	1,021,047

1,000,000		Capital One Financial Corp	5.884	07/26/35	1,009,627

325,000		Capital One Financial Corp	6.183	01/30/36	324,251

500,000		Carlyle Secured Lending, Inc	6.750	02/18/30	508,871

450,000		Cboe Global Markets, Inc	3.650	01/12/27	445,143

1,000,000		Cboe Global Markets, Inc	1.625	12/15/30	850,738

500,000		Cboe Global Markets, Inc	3.000	03/16/32	447,650

350,000		Charles Schwab Corp	3.625	04/01/25	350,000

See Notes to Financial Statements	49

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	FINANCIAL SERVICES - 2.6% (continued)

$1,500,000	Charles Schwab Corp	1.150%	05/13/26	$1,448,202

1,000,000	Charles Schwab Corp	5.875	08/24/26	1,018,545

500,000	Charles Schwab Corp	3.200	03/02/27	489,718

350,000	Charles Schwab Corp	2.450	03/03/27	337,681

525,000	Charles Schwab Corp	3.300	04/01/27	514,440

200,000	Charles Schwab Corp	3.200	01/25/28	193,738

2,000,000	Charles Schwab Corp	2.000	03/20/28	1,867,877

300,000	Charles Schwab Corp	4.000	02/01/29	295,413

1,000,000	Charles Schwab Corp	5.643	05/19/29	1,032,229

500,000	Charles Schwab Corp	2.750	10/01/29	461,907

1,500,000	Charles Schwab Corp	6.196	11/17/29	1,582,227

1,500,000	Charles Schwab Corp	1.650	03/11/31	1,264,426

1,500,000	Charles Schwab Corp	2.300	05/13/31	1,308,803

1,000,000	Charles Schwab Corp	1.950	12/01/31	836,979

1,000,000	Charles Schwab Corp	2.900	03/03/32	878,762

750,000	Charles Schwab Corp	6.136	08/24/34	798,248

1,500,000	CI Financial Corp	3.200	12/17/30	1,310,102

500,000	CME Group, Inc	3.750	06/15/28	493,681

1,000,000	CME Group, Inc	4.400	03/15/30	998,400

1,500,000	CME Group, Inc	2.650	03/15/32	1,319,790

400,000	CME Group, Inc	5.300	09/15/43	400,016

500,000	CME Group, Inc	4.150	06/15/48	422,288

500,000	CNH Industrial Capital LLC	4.750	03/21/28	500,804

1,000,000	Consumers 2023 Securitization Funding LLC	5.210	09/01/30	1,020,458

1,000,000	Corebridge Financial, Inc	3.650	04/05/27	982,477

1,000,000	Corebridge Financial, Inc	3.850	04/05/29	966,878

2,000,000	Corebridge Financial, Inc	3.900	04/05/32	1,848,858

750,000	Corebridge Financial, Inc	6.050	09/15/33	782,545

475,000	Corebridge Financial, Inc	5.750	01/15/34	487,468

1,000,000	Corebridge Financial, Inc	4.350	04/05/42	836,218

500,000	Corebridge Financial, Inc	4.400	04/05/52	400,168

1,000,000	Corebridge Financial, Inc	6.875	12/15/52	1,021,948

800,000	Deutsche Bank AG.	6.720	01/18/29	837,240

1,000,000	Deutsche Bank AG.	3.742	01/07/33	878,730

2,500,000	Deutsche Bank AG.	7.079	02/10/34	2,633,654

1,000,000	DH Europe Finance II Sarl	3.400	11/15/49	716,417

200,000	Discover Bank	4.250	03/13/26	199,059

1,125,000	Discover Bank	3.450	07/27/26	1,106,083

300,000	Discover Bank	5.974	08/09/28	306,492

350,000	Discover Bank	4.650	09/13/28	346,816

325,000	Discover Bank	2.700	02/06/30	290,935

350,000	Discover Financial Services	4.100	02/09/27	346,441

500,000	Discover Financial Services	6.700	11/29/32	537,059

1,500,000	Discover Financial Services	7.964	11/02/34	1,714,524

200,000	Eaton Vance Corp	3.500	04/06/27	196,271

1,000,000	Enact Holdings, Inc	6.250	05/28/29	1,026,010

750,000	Equitable Holdings, Inc	5.594	01/11/33	771,077

662,000	Equitable Holdings, Inc	5.000	04/20/48	593,684

1,000,000	Essent Group Ltd	6.250	07/01/29	1,030,047

1,000,000	FactSet Research Systems, Inc	2.900	03/01/27	968,532

2,500,000	Fidelity National Information Services, Inc	5.100	07/15/32	2,512,091

425,000	Fidelity National Information Services, Inc	3.100	03/01/41	310,669

900,000	Fiserv, Inc	3.200	07/01/26	885,631

1,000,000	Fiserv, Inc	5.450	03/02/28	1,022,689

1,000,000	Fiserv, Inc	5.375	08/21/28	1,022,883

1,125,000	Fiserv, Inc	3.500	07/01/29	1,069,878

1,000,000	Fiserv, Inc	4.750	03/15/30	997,665

2,175,000	Fiserv, Inc	2.650	06/01/30	1,958,016

1,000,000	Fiserv, Inc	5.350	03/15/31	1,025,424

1,000,000	Fiserv, Inc	5.625	08/21/33	1,029,494

700,000	Fiserv, Inc	5.450	03/15/34	709,613

1,000,000	Fiserv, Inc	5.150	08/12/34	991,846

50	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 2.6% (continued)

$2,300,000		Fiserv, Inc	4.400%	07/01/49	$1,895,400

750,000		Ford Foundation	2.415	06/01/50	447,933

525,000		Ford Foundation	2.815	06/01/70	297,945

750,000	(b)	Franklin BSP Capital Corp	7.200	06/15/29	771,754

1,500,000		Franklin Resources, Inc	1.600	10/30/30	1,275,572

500,000		Franklin Resources, Inc	2.950	08/12/51	315,939

1,000,000		FS KKR Capital Corp	2.625	01/15/27	954,474

1,500,000		FS KKR Capital Corp	3.125	10/12/28	1,364,853

500,000		FS KKR Capital Corp	6.875	08/15/29	512,814

1,000,000		FS KKR Capital Corp	6.125	01/15/30	994,719

1,608,000		GE Capital Funding LLC	4.550	05/15/32	1,569,133

300,000		Global Payments, Inc	4.800	04/01/26	300,075

1,000,000		Global Payments, Inc	2.150	01/15/27	957,694

500,000		Global Payments, Inc	4.950	08/15/27	504,056

500,000		Global Payments, Inc	4.450	06/01/28	496,760

475,000		Global Payments, Inc	3.200	08/15/29	444,712

500,000		Global Payments, Inc	5.300	08/15/29	507,671

325,000		Global Payments, Inc	2.900	05/15/30	294,652

500,000		Global Payments, Inc	5.400	08/15/32	505,899

1,250,000		Global Payments, Inc	4.150	08/15/49	940,932

500,000	(a)	Global Payments, Inc	5.950	08/15/52	483,788

1,000,000		Goldman Sachs BDC, Inc	6.375	03/11/27	1,024,441

425,000		Goldman Sachs Group, Inc	3.500	11/16/26	418,406

125,000		Goldman Sachs Group, Inc	5.950	01/15/27	128,230

3,950,000		Goldman Sachs Group, Inc	3.850	01/26/27	3,911,847

5,000,000		Goldman Sachs Group, Inc	1.542	09/10/27	4,783,633

6,500,000		Goldman Sachs Group, Inc	1.948	10/21/27	6,234,752

2,000,000		Goldman Sachs Group, Inc	2.640	02/24/28	1,930,448

3,000,000		Goldman Sachs Group, Inc	3.615	03/15/28	2,944,332

4,475,000		Goldman Sachs Group, Inc	3.691	06/05/28	4,389,502

2,000,000		Goldman Sachs Group, Inc	4.482	08/23/28	1,995,146

8,525,000		Goldman Sachs Group, Inc	3.814	04/23/29	8,322,853

2,550,000		Goldman Sachs Group, Inc	4.223	05/01/29	2,514,822

2,000,000		Goldman Sachs Group, Inc	6.484	10/24/29	2,112,620

2,500,000		Goldman Sachs Group, Inc	2.600	02/07/30	2,265,634

2,500,000		Goldman Sachs Group, Inc	3.800	03/15/30	2,390,771

5,000,000		Goldman Sachs Group, Inc	5.727	04/25/30	5,157,961

4,000,000		Goldman Sachs Group, Inc	5.049	07/23/30	4,033,155

3,000,000		Goldman Sachs Group, Inc	4.692	10/23/30	2,981,560

3,000,000		Goldman Sachs Group, Inc	5.207	01/28/31	3,040,810

5,000,000		Goldman Sachs Group, Inc	1.992	01/27/32	4,233,860

2,050,000		Goldman Sachs Group, Inc	2.615	04/22/32	1,789,945

2,550,000		Goldman Sachs Group, Inc	2.383	07/21/32	2,184,054

1,500,000		Goldman Sachs Group, Inc	2.650	10/21/32	1,296,391

2,000,000		Goldman Sachs Group, Inc	3.102	02/24/33	1,762,698

3,000,000		Goldman Sachs Group, Inc	6.561	10/24/34	3,274,263

2,400,000		Goldman Sachs Group, Inc	5.851	04/25/35	2,480,378

7,000,000		Goldman Sachs Group, Inc	5.330	07/23/35	6,965,096

4,000,000		Goldman Sachs Group, Inc	5.016	10/23/35	3,889,413

3,000,000		Goldman Sachs Group, Inc	5.536	01/28/36	3,041,883

900,000		Goldman Sachs Group, Inc	6.750	10/01/37	973,238

2,425,000		Goldman Sachs Group, Inc	4.017	10/31/38	2,082,551

4,525,000		Goldman Sachs Group, Inc	4.411	04/23/39	4,026,111

2,475,000		Goldman Sachs Group, Inc	6.250	02/01/41	2,610,116

1,900,000		Goldman Sachs Group, Inc	3.210	04/22/42	1,401,060

2,000,000		Goldman Sachs Group, Inc	3.436	02/24/43	1,513,613

1,225,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,092,588

1,650,000		Goldman Sachs Group, Inc	5.150	05/22/45	1,495,987

200,000		Goldman Sachs Group, Inc	4.750	10/21/45	176,637

3,000,000		Goldman Sachs Group, Inc	5.561	11/19/45	2,923,219

3,000,000		Goldman Sachs Group, Inc	5.734	01/28/56	2,987,992

1,250,000		Golub Capital BDC, Inc	2.500	08/24/26	1,204,126

See Notes to Financial Statements	51

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 2.6% (continued)

$1,000,000		Golub Capital BDC, Inc	2.050%	02/15/27	$942,141

300,000		Golub Capital BDC, Inc	7.050	12/05/28	313,212

700,000		Golub Capital BDC, Inc	6.000	07/15/29	702,841

1,000,000	(b)	Golub Capital Private Credit Fund	5.800	09/12/29	988,378

1,000,000	(b)	Golub Capital Private Credit Fund	5.875	05/01/30	990,161

1,325,000	(b)	Hannon Armstrong Sustainable Infrastructure Capital, Inc	6.375	07/01/34	1,309,619

1,000,000		Hercules Capital, Inc	3.375	01/20/27	964,057

1,000,000		HPS Corporate Lending Fund	6.750	01/30/29	1,030,096

1,000,000	(a),(b)	HPS Corporate Lending Fund	5.950	04/14/32	986,394

1,000,000		Intercontinental Exchange, Inc	3.100	09/15/27	969,000

500,000		Intercontinental Exchange, Inc	4.000	09/15/27	495,487

500,000		Intercontinental Exchange, Inc	3.750	09/21/28	487,466

1,500,000		Intercontinental Exchange, Inc	4.350	06/15/29	1,488,282

1,500,000		Intercontinental Exchange, Inc	2.100	06/15/30	1,323,960

1,500,000		Intercontinental Exchange, Inc	5.250	06/15/31	1,536,699

1,000,000		Intercontinental Exchange, Inc	1.850	09/15/32	812,538

2,000,000		Intercontinental Exchange, Inc	4.600	03/15/33	1,960,490

775,000		Intercontinental Exchange, Inc	2.650	09/15/40	553,452

575,000		Intercontinental Exchange, Inc	4.250	09/21/48	475,068

1,000,000		Intercontinental Exchange, Inc	3.000	06/15/50	647,291

1,000,000		Intercontinental Exchange, Inc	4.950	06/15/52	902,359

1,000,000		Intercontinental Exchange, Inc	3.000	09/15/60	601,923

2,000,000		Intercontinental Exchange, Inc	5.200	06/15/62	1,847,728

1,175,000		International Finance Corp	4.500	01/21/28	1,191,553

200,000		Invesco Finance plc	5.375	11/30/43	188,689

500,000		Jackson Financial, Inc	5.170	06/08/27	504,185

1,500,000		Jackson Financial, Inc	3.125	11/23/31	1,304,825

500,000		Jackson Financial, Inc	5.670	06/08/32	508,968

1,000,000		Jackson Financial, Inc	4.000	11/23/51	683,355

1,000,000		Janus Henderson US Holdings, Inc	5.450	09/10/34	966,736

1,000,000		Jefferies Financial Group, Inc	4.850	01/15/27	999,882

500,000		Jefferies Financial Group, Inc	5.875	07/21/28	513,393

1,000,000		Jefferies Financial Group, Inc	4.150	01/23/30	958,230

1,000,000		Jefferies Financial Group, Inc	2.625	10/15/31	845,379

1,000,000		Jefferies Financial Group, Inc	2.750	10/15/32	826,394

1,500,000		Jefferies Financial Group, Inc	6.200	04/14/34	1,528,988

600,000		Jefferies Group, Inc	6.450	06/08/27	621,360

2,100,000		Kreditanstalt fuer Wiederaufbau	4.375	03/01/27	2,114,422

3,000,000		Kreditanstalt fuer Wiederaufbau	4.750	10/29/30	3,099,766

3,000,000		Kreditanstalt fuer Wiederaufbau	4.375	02/28/34	3,017,755

2,000,000		Landwirtschaftliche Rentenbank	3.875	06/14/28	1,995,830

1,000,000		Landwirtschaftliche Rentenbank	5.000	10/24/33	1,047,946

200,000		Lazard Group LLC	3.625	03/01/27	196,171

325,000		Lazard Group LLC	4.500	09/19/28	321,564

425,000		Lazard Group LLC	4.375	03/11/29	418,462

1,000,000		Lazard Group LLC	6.000	03/15/31	1,039,174

400,000		Legg Mason, Inc	5.625	01/15/44	392,592

500,000		LPL Holdings, Inc	6.750	11/17/28	528,610

1,000,000		LPL Holdings, Inc	5.200	03/15/30	1,004,112

750,000		LPL Holdings, Inc	6.000	05/20/34	765,445

500,000		LPL Holdings, Inc	5.650	03/15/35	495,117

1,250,000		Main Street Capital Corp	3.000	07/14/26	1,211,850

500,000		Main Street Capital Corp	6.500	06/04/27	510,231

1,000,000		Main Street Capital Corp	6.950	03/01/29	1,028,667

1,000,000		Marex Group plc	6.404	11/04/29	1,016,439

1,000,000		Mastercard, Inc	2.950	06/01/29	949,367

625,000		Mastercard, Inc	1.900	03/15/31	542,377

1,500,000		Mastercard, Inc	2.000	11/18/31	1,279,413

1,000,000		Mastercard, Inc	4.850	03/09/33	1,008,429

1,500,000		Mastercard, Inc	4.875	05/09/34	1,503,825

200,000		Mastercard, Inc	3.800	11/21/46	159,612

300,000		Mastercard, Inc	3.950	02/26/48	244,819

52	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	FINANCIAL SERVICES - 2.6% (continued)

$1,000,000	Mastercard, Inc	3.650%	06/01/49	$769,494

1,350,000	Mastercard, Inc	3.850	03/26/50	1,069,032

850,000	Mastercard, Inc	2.950	03/15/51	562,345

300,000	Moody’s Corp	4.250	02/01/29	297,928

500,000	Moody’s Corp	4.250	08/08/32	482,905

1,000,000	Moody’s Corp	5.000	08/05/34	993,928

1,000,000	Moody’s Corp	2.750	08/19/41	697,617

200,000	Moody’s Corp	5.250	07/15/44	190,571

300,000	Moody’s Corp	4.875	12/17/48	267,927

750,000	Moody’s Corp	3.250	05/20/50	510,268

1,000,000	Moody’s Corp	3.750	02/25/52	748,043

1,000,000	Moody’s Corp	3.100	11/29/61	613,270

500,000	Morgan Stanley	3.125	07/27/26	491,357

400,000	Morgan Stanley	4.350	09/08/26	398,378

2,750,000	Morgan Stanley	3.625	01/20/27	2,719,564

1,975,000	Morgan Stanley	3.950	04/23/27	1,953,569

4,975,000	Morgan Stanley	1.593	05/04/27	4,818,003

3,325,000	Morgan Stanley	1.512	07/20/27	3,196,183

2,000,000	Morgan Stanley	5.652	04/13/28	2,041,395

2,000,000	Morgan Stanley	4.210	04/20/28	1,985,510

1,575,000	Morgan Stanley	3.591	07/22/28	1,535,770

1,500,000	Morgan Stanley	6.296	10/18/28	1,559,919

2,850,000	Morgan Stanley	3.772	01/24/29	2,787,668

4,000,000	Morgan Stanley	5.123	02/01/29	4,054,805

2,500,000	Morgan Stanley	5.164	04/20/29	2,533,889

2,225,000	Morgan Stanley	5.449	07/20/29	2,275,689

2,500,000	Morgan Stanley	6.407	11/01/29	2,638,702

3,500,000	Morgan Stanley	5.173	01/16/30	3,546,404

3,475,000	Morgan Stanley	4.431	01/23/30	3,431,001

1,900,000	Morgan Stanley	5.656	04/18/30	1,958,819

4,175,000	Morgan Stanley	5.042	07/19/30	4,209,885

2,775,000	Morgan Stanley	4.654	10/18/30	2,752,636

1,675,000	Morgan Stanley	5.230	01/15/31	1,702,251

5,000,000	Morgan Stanley	2.699	01/22/31	4,529,712

1,500,000	Morgan Stanley	3.622	04/01/31	1,416,316

5,000,000	Morgan Stanley	1.794	02/13/32	4,189,339

150,000	Morgan Stanley	7.250	04/01/32	170,494

2,500,000	Morgan Stanley	1.928	04/28/32	2,094,552

4,000,000	Morgan Stanley	2.239	07/21/32	3,405,819

3,500,000	Morgan Stanley	2.511	10/20/32	3,004,158

3,000,000	Morgan Stanley	2.943	01/21/33	2,631,430

2,000,000	Morgan Stanley	4.889	07/20/33	1,970,325

1,500,000	Morgan Stanley	6.342	10/18/33	1,609,300

2,500,000	Morgan Stanley	5.250	04/21/34	2,501,235

2,025,000	Morgan Stanley	5.424	07/21/34	2,048,594

2,500,000	Morgan Stanley	6.627	11/01/34	2,726,846

5,000,000	Morgan Stanley	5.466	01/18/35	5,059,131

3,500,000	Morgan Stanley	5.831	04/19/35	3,626,930

3,425,000	Morgan Stanley	5.320	07/19/35	3,425,355

1,575,000	Morgan Stanley	5.587	01/18/36	1,608,496

1,300,000	Morgan Stanley	2.484	09/16/36	1,077,816

2,000,000	Morgan Stanley	5.297	04/20/37	1,961,809

950,000	Morgan Stanley	5.948	01/19/38	960,337

1,725,000	Morgan Stanley	3.971	07/22/38	1,494,163

1,500,000	Morgan Stanley	5.942	02/07/39	1,514,033

2,675,000	Morgan Stanley	4.457	04/22/39	2,455,731

1,525,000	Morgan Stanley	3.217	04/22/42	1,142,049

275,000	Morgan Stanley	6.375	07/24/42	299,565

1,175,000	Morgan Stanley	4.300	01/27/45	988,657

2,200,000	Morgan Stanley	4.375	01/22/47	1,849,825

900,000	Morgan Stanley	5.597	03/24/51	886,957

1,425,000	Morgan Stanley	2.802	01/25/52	882,077

See Notes to Financial Statements	53

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 2.6% (continued)

$3,350,000		Morgan Stanley	5.516%	11/19/55	$3,272,611

1,000,000		Morgan Stanley Direct Lending Fund	4.500	02/11/27	989,318

500,000	(a)	Morgan Stanley Direct Lending Fund	6.150	05/17/29	505,508

750,000	(b)	MSD Investment Corp	6.250	05/31/30	742,172

400,000		NASDAQ, Inc	3.850	06/30/26	396,792

1,321,000		NASDAQ, Inc	5.350	06/28/28	1,352,148

500,000		NASDAQ, Inc	1.650	01/15/31	423,081

1,306,000		NASDAQ, Inc	5.550	02/15/34	1,339,346

500,000		NASDAQ, Inc	2.500	12/21/40	341,530

500,000		NASDAQ, Inc	3.250	04/28/50	336,534

257,000		NASDAQ, Inc	3.950	03/07/52	197,026

900,000		NASDAQ, Inc	5.950	08/15/53	916,090

400,000		NASDAQ, Inc	6.100	06/28/63	406,381

1,000,000		National Rural Utilities Cooperative Finance Corp	5.050	09/15/28	1,017,843

200,000		National Rural Utilities Cooperative Finance Corp	3.900	11/01/28	195,566

1,000,000		National Rural Utilities Cooperative Finance Corp	4.850	02/07/29	1,010,773

300,000		National Rural Utilities Cooperative Finance Corp	3.700	03/15/29	291,690

1,000,000		National Rural Utilities Cooperative Finance Corp	4.950	02/07/30	1,013,136

1,000,000		National Rural Utilities Cooperative Finance Corp	2.400	03/15/30	903,264

1,000,000		National Rural Utilities Cooperative Finance Corp	5.000	02/07/31	1,018,799

1,000,000		National Rural Utilities Cooperative Finance Corp	1.350	03/15/31	821,887

1,000,000		National Rural Utilities Cooperative Finance Corp	1.650	06/15/31	831,960

400,000		National Rural Utilities Cooperative Finance Corp	4.150	12/15/32	378,139

1,500,000		National Rural Utilities Cooperative Finance Corp	5.800	01/15/33	1,570,752

500,000		National Rural Utilities Cooperative Finance Corp	5.000	08/15/34	496,505

375,000	(c)	National Rural Utilities Cooperative Finance Corp, (TSFR3M + 3.172%)	7.459	04/30/43	375,368

200,000		National Rural Utilities Cooperative Finance Corp	4.400	11/01/48	166,987

550,000		National Rural Utilities Cooperative Finance Corp	4.300	03/15/49	454,167

500,000		National Rural Utilities Cooperative Finance Corp	7.125	09/15/53	514,539

1,000,000		New Mountain Finance Corp	6.200	10/15/27	1,008,705

1,000,000		New Mountain Finance Corp	6.875	02/01/29	1,013,741

750,000		NMI Holdings, Inc	6.000	08/15/29	759,334

1,000,000		Nomura Holdings, Inc	1.653	07/14/26	962,445

1,000,000		Nomura Holdings, Inc	2.329	01/22/27	959,817

500,000		Nomura Holdings, Inc	5.386	07/06/27	507,466

1,000,000		Nomura Holdings, Inc	5.842	01/18/28	1,027,060

1,000,000		Nomura Holdings, Inc	6.070	07/12/28	1,037,752

1,000,000		Nomura Holdings, Inc	2.172	07/14/28	923,150

1,000,000		Nomura Holdings, Inc	2.710	01/22/29	926,126

500,000		Nomura Holdings, Inc	5.605	07/06/29	513,648

1,500,000		Nomura Holdings, Inc	3.103	01/16/30	1,382,949

500,000		Nomura Holdings, Inc	2.679	07/16/30	445,784

1,500,000		Nomura Holdings, Inc	2.608	07/14/31	1,294,947

1,000,000		Nomura Holdings, Inc	2.999	01/22/32	872,613

1,000,000		Nomura Holdings, Inc	6.181	01/18/33	1,051,044

1,000,000	(a)	Nomura Holdings, Inc	6.087	07/12/33	1,055,610

1,000,000		Nomura Holdings, Inc	5.783	07/03/34	1,025,565

1,000,000	(a),(b)	North Haven Private Income Fund LLC	5.750	02/01/30	987,006

725,000		Northern Trust Corp	4.000	05/10/27	721,710

500,000		Northern Trust Corp	3.650	08/03/28	489,240

500,000		Northern Trust Corp	3.150	05/03/29	477,106

700,000		Northern Trust Corp	1.950	05/01/30	617,047

100,000		Northern Trust Corp	3.375	05/08/32	96,597

500,000	(a)	Northern Trust Corp	6.125	11/02/32	533,980

1,500,000		Oaktree Specialty Lending Corp	2.700	01/15/27	1,425,295

500,000		Oaktree Specialty Lending Corp	7.100	02/15/29	515,042

300,000		Oaktree Specialty Lending Corp	6.340	02/27/30	298,795

1,000,000		Oaktree Strategic Credit Fund	6.500	07/23/29	1,021,168

200,000		ORIX Corp	3.700	07/18/27	196,283

500,000		ORIX Corp	5.000	09/13/27	505,473

500,000		ORIX Corp	4.650	09/10/29	499,703

1,000,000		ORIX Corp	2.250	03/09/31	864,815

54	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 2.6% (continued)

$1,000,000		ORIX Corp	4.000%	04/13/32	$937,824

500,000		ORIX Corp	5.200	09/13/32	505,731

1,500,000		ORIX Corp	5.400	02/25/35	1,508,563

1,000,000		PayPal Holdings, Inc	3.900	06/01/27	992,608

1,000,000		PayPal Holdings, Inc	4.450	03/06/28	1,003,869

1,000,000		PayPal Holdings, Inc	2.850	10/01/29	932,435

500,000		PayPal Holdings, Inc	2.300	06/01/30	447,291

1,500,000		PayPal Holdings, Inc	5.150	06/01/34	1,506,541

1,000,000		PayPal Holdings, Inc	5.100	04/01/35	994,542

1,000,000		PayPal Holdings, Inc	3.250	06/01/50	673,291

750,000	(a)	PayPal Holdings, Inc	5.050	06/01/52	683,609

1,000,000		PayPal Holdings, Inc	5.500	06/01/54	966,340

750,000		PayPal Holdings, Inc	5.250	06/01/62	683,848

3,000,000		Private Export Funding Corp	1.400	07/15/28	2,758,160

1,000,000		Private Export Funding Corp	3.650	03/15/30	978,882

1,000,000		Private Export Funding Corp	4.600	02/15/34	1,012,335

1,500,000	(a)	Radian Group, Inc	6.200	05/15/29	1,547,157

425,000		Raymond James Financial, Inc	4.950	07/15/46	384,728

1,000,000		Raymond James Financial, Inc	3.750	04/01/51	725,780

625,000		S&P Global, Inc	2.450	03/01/27	605,211

1,000,000		S&P Global, Inc	2.700	03/01/29	937,510

500,000		S&P Global, Inc	2.500	12/01/29	458,783

500,000		S&P Global, Inc	1.250	08/15/30	423,958

1,000,000		S&P Global, Inc	2.900	03/01/32	891,653

500,000		S&P Global, Inc	3.250	12/01/49	349,490

1,000,000		S&P Global, Inc	3.700	03/01/52	754,444

500,000		S&P Global, Inc	2.300	08/15/60	255,102

1,000,000		S&P Global, Inc	3.900	03/01/62	757,611

700,000		Sixth Street Lending Partners	6.500	03/11/29	715,417

750,000		Sixth Street Lending Partners	5.750	01/15/30	742,816

750,000	(b)	Sixth Street Lending Partners	6.125	07/15/30	754,859

1,500,000		Sixth Street Specialty Lending, Inc	2.500	08/01/26	1,453,144

750,000		Sixth Street Specialty Lending, Inc	6.950	08/14/28	778,675

500,000		Sixth Street Specialty Lending, Inc	5.625	08/15/30	495,736

1,000,000		State Street Bank & Trust Co	4.782	11/23/29	1,009,473

650,000		State Street Corp	2.650	05/19/26	639,472

1,500,000		State Street Corp	5.272	08/03/26	1,516,940

1,000,000		State Street Corp	4.993	03/18/27	1,013,047

1,000,000		State Street Corp	1.684	11/18/27	956,374

1,000,000		State Street Corp	2.203	02/07/28	960,527

525,000		State Street Corp	5.820	11/04/28	542,862

1,000,000		State Street Corp	4.530	02/20/29	1,000,556

1,000,000		State Street Corp	5.684	11/21/29	1,038,243

300,000		State Street Corp	4.141	12/03/29	296,337

750,000		State Street Corp	2.400	01/24/30	685,426

1,000,000		State Street Corp	4.729	02/28/30	1,005,381

1,375,000		State Street Corp	2.200	03/03/31	1,193,509

1,000,000		State Street Corp	2.623	02/07/33	865,275

200,000		State Street Corp	4.421	05/13/33	193,886

750,000		State Street Corp	4.164	08/04/33	712,852

1,000,000		State Street Corp	4.821	01/26/34	982,707

1,000,000		State Street Corp	5.159	05/18/34	1,005,817

500,000		State Street Corp	3.031	11/01/34	455,168

350,000		State Street Corp	6.123	11/21/34	367,862

1,000,000		State Street Corp	5.146	02/28/36	1,002,354

1,000,000		Synchrony Bank	5.625	08/23/27	1,014,444

300,000		Synchrony Financial	3.700	08/04/26	294,723

900,000		Synchrony Financial	3.950	12/01/27	877,546

500,000		Synchrony Financial	5.150	03/19/29	497,676

500,000		Synchrony Financial	5.935	08/02/30	507,034

500,000	(a)	Synchrony Financial	5.450	03/06/31	496,417

2,000,000		Synchrony Financial	2.875	10/28/31	1,691,382

See Notes to Financial Statements	55

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 2.6% (continued)

$1,000,000		TPG Operating Group II LP	5.875%	03/05/34	$1,023,728

1,500,000		UBS AG.	4.864	01/10/28	1,506,864

2,000,000		UBS AG.	5.650	09/11/28	2,067,864

1,000,000		UBS AG.	4.500	06/26/48	854,391

2,750,000		UBS Group AG.	4.550	04/17/26	2,751,251

1,750,000		UBS Group AG.	4.875	05/15/45	1,575,604

1,910,628		United Air (Mileage Plus Holdings LLC)	5.800	01/15/36	1,936,625

2,000,000		Visa, Inc	1.900	04/15/27	1,913,759

1,175,000		Visa, Inc	0.750	08/15/27	1,086,406

700,000		Visa, Inc	2.750	09/15/27	677,747

475,000		Visa, Inc	2.050	04/15/30	426,325

250,000		Visa, Inc	4.150	12/14/35	236,405

1,500,000		Visa, Inc	2.700	04/15/40	1,127,334

2,325,000		Visa, Inc	4.300	12/14/45	2,027,013

1,125,000		Visa, Inc	3.650	09/15/47	876,271

750,000	(a)	Visa, Inc	2.000	08/15/50	411,394

200,000		Voya Financial, Inc	5.700	07/15/43	193,184

1,000,000		Western Union Co	2.750	03/15/31	868,801

		TOTAL FINANCIAL SERVICES			677,141,888

		FOOD, BEVERAGE & TOBACCO - 1.0%

700,000		Altria Group, Inc	2.625	09/16/26	680,832

750,000		Altria Group, Inc	6.200	11/01/28	787,614

800,000		Altria Group, Inc	3.400	05/06/30	747,369

2,175,000		Altria Group, Inc	2.450	02/04/32	1,834,916

2,000,000		Altria Group, Inc	5.625	02/06/35	2,018,039

800,000		Altria Group, Inc	5.800	02/14/39	803,751

1,500,000		Altria Group, Inc	3.400	02/04/41	1,100,074

925,000		Altria Group, Inc	4.250	08/09/42	741,367

300,000		Altria Group, Inc	4.500	05/02/43	248,305

775,000		Altria Group, Inc	5.375	01/31/44	739,195

900,000		Altria Group, Inc	3.875	09/16/46	659,298

3,375,000	(a)	Altria Group, Inc	5.950	02/14/49	3,331,529

1,000,000		Altria Group, Inc	4.450	05/06/50	784,110

1,000,000		Altria Group, Inc	3.700	02/04/51	688,977

1,000,000	(a)	Altria Group, Inc	4.000	02/04/61	696,139

3,150,000		Anheuser-Busch Cos LLC	4.700	02/01/36	3,037,618

8,216,000		Anheuser-Busch Cos LLC	4.900	02/01/46	7,575,850

5,000,000		Anheuser-Busch InBev Worldwide, Inc	3.500	06/01/30	4,764,305

625,000		Anheuser-Busch InBev Worldwide, Inc	4.900	01/23/31	635,800

5,600,000		Anheuser-Busch InBev Worldwide, Inc	5.000	06/15/34	5,635,746

100,000		Anheuser-Busch InBev Worldwide, Inc	8.200	01/15/39	127,387

2,675,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	2,716,703

150,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	141,342

1,764,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,506,881

2,025,000		Anheuser-Busch InBev Worldwide, Inc	5.550	01/23/49	2,027,565

2,150,000		Anheuser-Busch InBev Worldwide, Inc	5.800	01/23/59	2,222,782

1,075,000		Archer-Daniels-Midland Co	2.500	08/11/26	1,049,076

1,500,000		Archer-Daniels-Midland Co	3.250	03/27/30	1,410,895

500,000		Archer-Daniels-Midland Co	2.900	03/01/32	443,686

1,325,000		Archer-Daniels-Midland Co	4.500	08/15/33	1,279,254

800,000		Archer-Daniels-Midland Co	4.500	03/15/49	685,531

1,000,000		Archer-Daniels-Midland Co	2.700	09/15/51	611,176

929,000		BAT Capital Corp	3.557	08/15/27	906,558

400,000		BAT Capital Corp	2.259	03/25/28	373,795

275,000		BAT Capital Corp	4.906	04/02/30	275,207

1,000,000		BAT Capital Corp	6.343	08/02/30	1,063,035

900,000		BAT Capital Corp	5.834	02/20/31	935,759

650,000		BAT Capital Corp	2.726	03/25/31	575,621

500,000		BAT Capital Corp	4.742	03/16/32	487,143

1,000,000		BAT Capital Corp	5.350	08/15/32	1,005,720

1,000,000		BAT Capital Corp	7.750	10/19/32	1,146,463

1,000,000		BAT Capital Corp	6.421	08/02/33	1,067,287

56	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOOD, BEVERAGE & TOBACCO - 1.0% (continued)

$2,500,000		BAT Capital Corp	6.000%	02/20/34	$2,605,319

1,000,000		BAT Capital Corp	5.625	08/15/35	1,003,935

1,400,000		BAT Capital Corp	4.390	08/15/37	1,229,332

1,000,000		BAT Capital Corp	7.079	08/02/43	1,092,348

1,083,000		BAT Capital Corp	4.540	08/15/47	865,097

900,000		BAT Capital Corp	4.758	09/06/49	732,336

500,000		BAT Capital Corp	5.282	04/02/50	439,360

1,000,000		BAT Capital Corp	5.650	03/16/52	920,549

2,000,000		BAT Capital Corp	7.081	08/02/53	2,199,383

1,000,000		BAT Capital Corp	6.250	08/15/55	997,946

5,000,000		BAT International Finance plc	1.668	03/25/26	4,855,981

500,000		BAT International Finance plc	4.448	03/16/28	497,575

1,000,000		BAT International Finance plc	5.931	02/02/29	1,042,238

225,000		Brown-Forman Corp	4.750	04/15/33	222,180

200,000		Brown-Forman Corp	4.000	04/15/38	175,812

200,000		Brown-Forman Corp	4.500	07/15/45	171,542

1,000,000		Bunge Ltd	4.100	01/07/28	989,229

1,000,000		Bunge Ltd	4.200	09/17/29	982,900

1,500,000		Bunge Ltd	2.750	05/14/31	1,329,145

1,000,000		Bunge Ltd	4.650	09/17/34	966,775

725,000		Campbell Soup Co	4.150	03/15/28	717,541

325,000		Campbell Soup Co	5.200	03/21/29	329,955

500,000		Campbell Soup Co	2.375	04/24/30	446,522

300,000		Campbell Soup Co	5.400	03/21/34	302,271

1,500,000		Campbell Soup Co	4.750	03/23/35	1,437,194

800,000		Campbell Soup Co	4.800	03/15/48	700,586

500,000		Campbell Soup Co	3.125	04/24/50	327,998

475,000		Campbell Soup Co	5.250	10/13/54	432,552

1,000,000		Coca-Cola Co	3.375	03/25/27	985,962

1,000,000		Coca-Cola Co	1.450	06/01/27	945,882

1,000,000		Coca-Cola Co	1.500	03/05/28	930,321

2,000,000		Coca-Cola Co	1.000	03/15/28	1,830,294

600,000		Coca-Cola Co	2.125	09/06/29	548,882

300,000		Coca-Cola Co	3.450	03/25/30	288,146

800,000		Coca-Cola Co	1.650	06/01/30	698,501

1,500,000		Coca-Cola Co	2.000	03/05/31	1,311,420

2,000,000		Coca-Cola Co	1.375	03/15/31	1,685,802

2,000,000	(a)	Coca-Cola Co	2.250	01/05/32	1,745,040

1,000,000		Coca-Cola Co	5.000	05/13/34	1,020,125

500,000		Coca-Cola Co	4.650	08/14/34	497,251

725,000		Coca-Cola Co	2.500	06/01/40	521,079

1,000,000		Coca-Cola Co	2.875	05/05/41	742,702

1,500,000		Coca-Cola Co	2.600	06/01/50	923,855

1,500,000		Coca-Cola Co	3.000	03/05/51	1,000,249

2,000,000		Coca-Cola Co	5.300	05/13/54	1,958,175

750,000		Coca-Cola Co	5.200	01/14/55	722,702

1,000,000	(a)	Coca-Cola Co	2.750	06/01/60	598,889

1,750,000		Coca-Cola Co	5.400	05/13/64	1,710,259

1,000,000		Coca-Cola Consolidated, Inc	5.450	06/01/34	1,024,722

678,000		Coca-Cola Femsa SAB de C.V.	2.750	01/22/30	622,482

1,000,000		ConAgra Brands, Inc	5.300	10/01/26	1,009,755

500,000		ConAgra Brands, Inc	1.375	11/01/27	459,824

100,000		ConAgra Brands, Inc	7.000	10/01/28	107,057

1,575,000		ConAgra Brands, Inc	4.850	11/01/28	1,578,495

750,000		ConAgra Brands, Inc	5.300	11/01/38	713,647

750,000		ConAgra Brands, Inc	5.400	11/01/48	682,682

750,000		Constellation Brands, Inc	3.700	12/06/26	739,202

300,000		Constellation Brands, Inc	3.500	05/09/27	293,481

1,000,000		Constellation Brands, Inc	4.350	05/09/27	995,913

700,000		Constellation Brands, Inc	3.600	02/15/28	681,080

300,000		Constellation Brands, Inc	4.650	11/15/28	299,702

2,000,000		Constellation Brands, Inc	4.800	01/15/29	2,004,775

See Notes to Financial Statements	57

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOOD, BEVERAGE & TOBACCO - 1.0% (continued)

$1,000,000		Constellation Brands, Inc	3.150%	08/01/29	$933,242

100,000		Constellation Brands, Inc	2.875	05/01/30	90,715

425,000		Constellation Brands, Inc	2.250	08/01/31	360,121

1,000,000		Constellation Brands, Inc	4.750	05/09/32	975,961

400,000	(a)	Constellation Brands, Inc	4.900	05/01/33	390,245

300,000		Constellation Brands, Inc	4.100	02/15/48	232,776

300,000		Constellation Brands, Inc	5.250	11/15/48	274,610

1,250,000		Constellation Brands, Inc	3.750	05/01/50	901,991

750,000		Diageo Capital plc	5.300	10/24/27	766,266

425,000		Diageo Capital plc	3.875	05/18/28	418,944

425,000		Diageo Capital plc	5.500	01/24/33	437,698

2,500,000		Diageo Capital plc	5.625	10/05/33	2,596,425

200,000		Diageo Capital plc	5.875	09/30/36	213,335

400,000		Diageo Capital plc	3.875	04/29/43	321,208

100,000		Diageo Investment Corp	4.250	05/11/42	85,362

100,000		Flowers Foods, Inc	3.500	10/01/26	98,147

400,000		Flowers Foods, Inc	2.400	03/15/31	344,532

750,000		Flowers Foods, Inc	5.750	03/15/35	756,449

750,000		Flowers Foods, Inc	6.200	03/15/55	760,323

1,000,000		General Mills, Inc	4.700	01/30/27	1,003,161

800,000		General Mills, Inc	3.200	02/10/27	782,089

2,300,000		General Mills, Inc	4.200	04/17/28	2,277,266

1,500,000		General Mills, Inc	5.500	10/17/28	1,545,108

500,000		General Mills, Inc	4.875	01/30/30	501,883

100,000		General Mills, Inc	2.875	04/15/30	91,670

1,000,000		General Mills, Inc	2.250	10/14/31	854,403

175,000		General Mills, Inc	4.950	03/29/33	173,178

750,000		General Mills, Inc	5.250	01/30/35	750,205

951,000	(a)	General Mills, Inc	3.000	02/01/51	609,994

750,000		Hershey Co	4.250	05/04/28	751,059

300,000		Hershey Co	2.450	11/15/29	275,583

1,000,000		Hershey Co	4.750	02/24/30	1,011,890

500,000		Hershey Co	1.700	06/01/30	435,071

1,000,000		Hershey Co	4.950	02/24/32	1,010,897

150,000		Hershey Co	4.500	05/04/33	146,892

1,000,000		Hershey Co	5.100	02/24/35	1,008,002

300,000		Hershey Co	3.375	08/15/46	220,976

300,000		Hershey Co	3.125	11/15/49	204,559

100,000		Hershey Co	2.650	06/01/50	61,714

1,500,000		Hormel Foods Corp	1.700	06/03/28	1,384,195

1,500,000		Hormel Foods Corp	1.800	06/11/30	1,308,813

300,000		Ingredion, Inc	3.200	10/01/26	293,907

750,000		Ingredion, Inc	3.900	06/01/50	566,382

200,000		J M Smucker Co	3.375	12/15/27	194,963

1,000,000		J M Smucker Co	5.900	11/15/28	1,045,590

150,000		J M Smucker Co	2.375	03/15/30	134,738

129,000		J M Smucker Co	2.125	03/15/32	107,432

1,000,000		J M Smucker Co	6.200	11/15/33	1,064,847

300,000		J M Smucker Co	4.250	03/15/35	277,783

250,000		J M Smucker Co	6.500	11/15/43	268,831

300,000		J M Smucker Co	4.375	03/15/45	249,700

1,250,000	(a)	J M Smucker Co	6.500	11/15/53	1,352,446

2,000,000		JBS USA Holding Lux Sarl	6.750	03/15/34	2,159,126

1,000,000		JBS USA Holding Lux Sarl	7.250	11/15/53	1,127,531

3,000,000		JBS USA LUX S.A.	5.125	02/01/28	3,030,485

2,179,000		JBS USA LUX S.A.	5.750	04/01/33	2,213,494

2,000,000		JBS USA LUX S.A.	6.500	12/01/52	2,071,676

1,000,000	(b)	JBS USA LUX Sarl	5.950	04/20/35	1,027,800

1,000,000	(b)	JBS USA LUX Sarl	6.375	02/25/55	1,021,870

1,000,000		Kellanova	5.750	05/16/54	1,006,188

200,000		Kellogg Co	3.400	11/15/27	194,983

800,000		Kellogg Co	4.300	05/15/28	797,107

58	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOOD, BEVERAGE & TOBACCO - 1.0% (continued)

$275,000		Kellogg Co	2.100%	06/01/30	$243,852

1,000,000		Kellogg Co	5.250	03/01/33	1,013,744

150,000		Kellogg Co	4.500	04/01/46	129,021

1,000,000		Keurig Dr Pepper, Inc	5.050	03/15/29	1,013,194

2,000,000		Keurig Dr Pepper, Inc	3.950	04/15/29	1,945,503

750,000		Keurig Dr Pepper, Inc	3.200	05/01/30	697,166

1,500,000		Keurig Dr Pepper, Inc	2.250	03/15/31	1,304,597

1,000,000		Keurig Dr Pepper, Inc	5.200	03/15/31	1,019,381

2,000,000		Keurig Dr Pepper, Inc	4.050	04/15/32	1,901,736

1,000,000	(a)	Keurig Dr Pepper, Inc	5.300	03/15/34	1,018,703

500,000		Keurig Dr Pepper, Inc	4.420	12/15/46	417,698

1,500,000		Keurig Dr Pepper, Inc	3.350	03/15/51	1,015,351

500,000		Keurig Dr Pepper, Inc	4.500	04/15/52	417,019

1,500,000		Kraft Heinz Foods Co	3.000	06/01/26	1,473,435

6,000,000		Kraft Heinz Foods Co	3.875	05/15/27	5,923,623

1,000,000		Kraft Heinz Foods Co	3.750	04/01/30	957,268

2,000,000		Kraft Heinz Foods Co	5.200	03/15/32	2,022,142

2,000,000		Kraft Heinz Foods Co	5.400	03/15/35	2,015,905

1,000,000		Kraft Heinz Foods Co	5.200	07/15/45	916,957

4,000,000		Kraft Heinz Foods Co	4.875	10/01/49	3,462,066

1,500,000		Kraft Heinz Foods Co	5.500	06/01/50	1,416,078

500,000		McCormick & Co, Inc	2.500	04/15/30	449,112

325,000		McCormick & Co, Inc	1.850	02/15/31	275,603

1,000,000		McCormick & Co, Inc	4.950	04/15/33	988,549

1,500,000		McCormick & Co, Inc	4.700	10/15/34	1,435,041

400,000		McCormick & Co, Inc	4.200	08/15/47	326,373

350,000		Mead Johnson Nutrition Co	4.600	06/01/44	307,375

1,025,000		Molson Coors Beverage Co	3.000	07/15/26	1,005,459

525,000		Molson Coors Beverage Co	5.000	05/01/42	482,932

1,550,000		Molson Coors Beverage Co	4.200	07/15/46	1,249,060

1,500,000		Mondelez International, Inc	2.625	03/17/27	1,447,869

1,000,000		Mondelez International, Inc	4.750	02/20/29	1,011,585

356,000		Mondelez International, Inc	2.750	04/13/30	324,985

400,000		Mondelez International, Inc	1.500	02/04/31	335,417

725,000		Mondelez International, Inc	1.875	10/15/32	597,089

1,000,000	(a)	Mondelez International, Inc	4.750	08/28/34	978,093

1,200,000		Mondelez International, Inc	2.625	09/04/50	713,158

1,500,000		PepsiCo Singapore Financing I Pte Ltd	4.550	02/16/29	1,509,156

2,000,000		PepsiCo Singapore Financing I Pte Ltd	4.700	02/16/34	1,965,688

1,000,000		PepsiCo, Inc	4.450	02/07/28	1,006,449

1,500,000		PepsiCo, Inc	4.450	05/15/28	1,511,520

1,000,000		PepsiCo, Inc	4.500	07/17/29	1,009,382

1,000,000		PepsiCo, Inc	4.600	02/07/30	1,009,137

500,000		PepsiCo, Inc	2.750	03/19/30	462,330

2,275,000		PepsiCo, Inc	1.625	05/01/30	1,986,751

2,000,000		PepsiCo, Inc	1.400	02/25/31	1,679,909

2,000,000		PepsiCo, Inc	1.950	10/21/31	1,704,590

1,100,000		PepsiCo, Inc	3.900	07/18/32	1,049,449

4,000,000		PepsiCo, Inc	4.800	07/17/34	3,994,298

1,000,000		PepsiCo, Inc	5.000	02/07/35	1,009,049

575,000		PepsiCo, Inc	2.625	10/21/41	405,986

750,000		PepsiCo, Inc	2.875	10/15/49	494,689

1,000,000		PepsiCo, Inc	2.750	10/21/51	628,634

1,000,000		PepsiCo, Inc	4.200	07/18/52	827,597

2,500,000		PepsiCo, Inc	4.650	02/15/53	2,209,991

1,000,000		PepsiCo, Inc	5.250	07/17/54	976,859

400,000		Philip Morris Interanational, Inc	6.375	05/16/38	439,070

1,500,000		Philip Morris International, Inc	5.125	11/17/27	1,526,180

1,000,000		Philip Morris International, Inc	5.250	09/07/28	1,024,584

1,000,000		Philip Morris International, Inc	4.875	02/13/29	1,010,527

1,450,000		Philip Morris International, Inc	3.375	08/15/29	1,383,159

1,500,000		Philip Morris International, Inc	4.625	11/01/29	1,504,279

See Notes to Financial Statements	59

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOOD, BEVERAGE & TOBACCO - 1.0% (continued)

$1,500,000		Philip Morris International, Inc	5.625%	11/17/29	$1,563,881

2,000,000		Philip Morris International, Inc	5.125	02/15/30	2,039,319

450,000		Philip Morris International, Inc	2.100	05/01/30	398,121

1,000,000		Philip Morris International, Inc	5.500	09/07/30	1,039,034

1,000,000		Philip Morris International, Inc	1.750	11/01/30	859,353

1,000,000		Philip Morris International, Inc	5.125	02/13/31	1,017,421

2,000,000		Philip Morris International, Inc	4.750	11/01/31	1,994,059

1,500,000		Philip Morris International, Inc	5.750	11/17/32	1,570,255

2,500,000		Philip Morris International, Inc	5.375	02/15/33	2,549,783

1,000,000		Philip Morris International, Inc	5.625	09/07/33	1,036,419

1,500,000		Philip Morris International, Inc	5.250	02/13/34	1,514,074

2,000,000		Philip Morris International, Inc	4.900	11/01/34	1,965,188

225,000		Philip Morris International, Inc	4.375	11/15/41	194,121

200,000		Philip Morris International, Inc	4.500	03/20/42	175,567

275,000		Philip Morris International, Inc	3.875	08/21/42	220,661

300,000		Philip Morris International, Inc	4.125	03/04/43	247,303

200,000		Philip Morris International, Inc	4.875	11/15/43	181,959

2,000,000		Philip Morris International, Inc	4.250	11/10/44	1,675,737

2,000,000		Pilgrim’s Pride Corp	6.250	07/01/33	2,070,274

750,000		Pilgrim’s Pride Corp	6.875	05/15/34	807,877

750,000		Reynolds American, Inc	5.700	08/15/35	755,460

65,000		Reynolds American, Inc	7.250	06/15/37	72,206

200,000		Reynolds American, Inc	6.150	09/15/43	199,717

1,775,000		Reynolds American, Inc	5.850	08/15/45	1,693,812

1,150,000		Tyson Foods, Inc	3.550	06/02/27	1,127,229

500,000		Tyson Foods, Inc	4.350	03/01/29	492,616

1,000,000		Tyson Foods, Inc	5.400	03/15/29	1,022,726

1,000,000		Tyson Foods, Inc	5.700	03/15/34	1,024,675

500,000		Tyson Foods, Inc	5.150	08/15/44	460,261

300,000		Tyson Foods, Inc	4.550	06/02/47	251,690

1,700,000		Tyson Foods, Inc	5.100	09/28/48	1,534,267

		TOTAL FOOD, BEVERAGE & TOBACCO			273,371,958

		HEALTH CARE EQUIPMENT & SERVICES - 1.4%

1,708,000		Abbott Laboratories	3.750	11/30/26	1,698,330

625,000		Abbott Laboratories	1.150	01/30/28	578,192

200,000	(a)	Abbott Laboratories	1.400	06/30/30	173,169

2,750,000		Abbott Laboratories	4.750	11/30/36	2,706,815

3,450,000		Abbott Laboratories	4.900	11/30/46	3,264,763

1,000,000		AdventHealth Obligated Group	2.795	11/15/51	623,319

500,000		Adventist Health System	2.952	03/01/29	461,595

1,000,000		Adventist Health System	5.430	03/01/32	1,010,277

295,000		Adventist Health System	5.757	12/01/34	295,798

500,000	(a)	Adventist Health System	3.630	03/01/49	338,571

200,000		Advocate Health & Hospitals Corp	3.829	08/15/28	196,057

750,000		Advocate Health & Hospitals Corp	2.211	06/15/30	668,687

100,000		Advocate Health & Hospitals Corp	4.272	08/15/48	85,509

600,000		Advocate Health & Hospitals Corp	3.387	10/15/49	431,769

500,000		Advocate Health & Hospitals Corp	3.008	06/15/50	332,630

440,000		Aetna, Inc	6.625	06/15/36	469,204

350,000		Aetna, Inc	4.500	05/15/42	290,387

1,500,000		AHS Hospital Corp	2.780	07/01/51	928,308

200,000		Allina Health System	3.887	04/15/49	155,244

520,000		Allina Health System	2.902	11/15/51	328,936

200,000		AmerisourceBergen Corp	3.450	12/15/27	194,654

1,000,000		AmerisourceBergen Corp	2.800	05/15/30	916,188

1,000,000		AmerisourceBergen Corp	2.700	03/15/31	889,547

700,000		AmerisourceBergen Corp	4.300	12/15/47	567,105

1,000,000		Ascension Health	2.532	11/15/29	919,281

1,000,000		Ascension Health	3.106	11/15/39	783,740

875,000		Ascension Health	3.945	11/15/46	710,680

200,000		Ascension Health	4.847	11/15/53	184,546

500,000		Banner Health	2.338	01/01/30	452,790

60	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)

$750,000		Banner Health	1.897%	01/01/31	$646,145

750,000		Banner Health	2.913	01/01/51	487,870

1,000,000		Baptist Health South Florida Obligated Group	3.115	11/15/71	604,232

1,000,000		Baptist Healthcare System Obligated Group	3.540	08/15/50	719,826

475,000		Baxter International, Inc	2.600	08/15/26	462,045

1,350,000		Baxter International, Inc	2.272	12/01/28	1,240,272

2,000,000		Baxter International, Inc	1.730	04/01/31	1,671,338

1,150,000	(a)	Baxter International, Inc	2.539	02/01/32	986,313

300,000		Baxter International, Inc	3.500	08/15/46	215,042

1,000,000		Baxter International, Inc	3.132	12/01/51	635,315

750,000		BayCare Health System, Inc	3.831	11/15/50	584,083

1,500,000		Baylor Scott & White Holdings	1.777	11/15/30	1,290,089

290,000		Baylor Scott & White Holdings	4.185	11/15/45	247,524

200,000		Baylor Scott & White Holdings	3.967	11/15/46	161,538

1,000,000		Baylor Scott & White Holdings	2.839	11/15/50	644,503

1,000,000		Becton Dickinson & Co	4.693	02/13/28	1,003,768

1,000,000		Becton Dickinson & Co	4.874	02/08/29	1,007,306

1,000,000		Becton Dickinson & Co	5.081	06/07/29	1,014,903

675,000		Becton Dickinson & Co	2.823	05/20/30	615,994

1,500,000		Becton Dickinson & Co	1.957	02/11/31	1,278,929

1,000,000		Becton Dickinson & Co	4.298	08/22/32	956,900

1,000,000		Becton Dickinson & Co	5.110	02/08/34	999,264

343,000		Becton Dickinson & Co	4.685	12/15/44	299,982

1,000,000		Becton Dickinson & Co	4.669	06/06/47	864,642

447,000		Becton Dickinson & Co	3.794	05/20/50	335,271

235,000		Beth Israel Lahey Health, Inc	3.080	07/01/51	149,446

200,000		Bon Secours Mercy Health, Inc	4.302	07/01/28	198,476

500,000		Bon Secours Mercy Health, Inc	3.464	06/01/30	475,219

500,000		Bon Secours Mercy Health, Inc	2.095	06/01/31	431,119

500,000		Bon Secours Mercy Health, Inc	3.205	06/01/50	342,927

2,500,000		Boston Scientific Corp	2.650	06/01/30	2,277,981

343,000		Boston Scientific Corp	4.550	03/01/39	320,857

256,000		Boston Scientific Corp	4.700	03/01/49	229,982

1,475,000		Cardinal Health, Inc	3.410	06/15/27	1,442,603

1,000,000		Cardinal Health, Inc	5.125	02/15/29	1,016,123

1,000,000		Cardinal Health, Inc	5.000	11/15/29	1,008,172

1,000,000		Cardinal Health, Inc	5.450	02/15/34	1,016,288

1,000,000		Cardinal Health, Inc	5.350	11/15/34	1,003,581

100,000		Cardinal Health, Inc	4.600	03/15/43	86,297

200,000		Cardinal Health, Inc	4.500	11/15/44	168,627

200,000		Cardinal Health, Inc	4.900	09/15/45	178,571

500,000		Cardinal Health, Inc	4.368	06/15/47	411,008

500,000		Cardinal Health, Inc	5.750	11/15/54	489,790

1,000,000		Cedars-Sinai Health System	2.288	08/15/31	861,049

750,000		Cencora, Inc	4.625	12/15/27	752,370

750,000		Cencora, Inc	4.850	12/15/29	753,708

1,000,000		Cencora, Inc	5.150	02/15/35	999,893

500,000		Cencora, Inc	5.125	02/15/34	499,056

2,000,000		Centene Corp	2.450	07/15/28	1,824,975

2,000,000		Centene Corp	3.000	10/15/30	1,749,258

2,000,000		Centene Corp	2.500	03/01/31	1,686,169

2,000,000		Centene Corp	2.625	08/01/31	1,681,034

1,000,000		Children’s Health System of Texas	2.511	08/15/50	602,400

100,000		Children’s Hospital Corp	4.115	01/01/47	84,094

1,000,000		Children’s Hospital Corp	2.585	02/01/50	607,543

1,000,000		Children’s Hospital of Philadelphia	2.704	07/01/50	637,656

200,000		Christus Health	4.341	07/01/28	198,160

4,475,000		Cigna Group	3.400	03/01/27	4,388,117

300,000		Cigna Group	3.050	10/15/27	290,269

2,000,000		Cigna Group	4.375	10/15/28	1,984,734

1,000,000		Cigna Group	5.000	05/15/29	1,013,478

218,000		Cigna Group	2.400	03/15/30	195,410

See Notes to Financial Statements	61

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)

$550,000		Cigna Group	2.375%	03/15/31	$479,895

1,000,000		Cigna Group	5.125	05/15/31	1,015,063

2,500,000		Cigna Group	5.400	03/15/33	2,545,269

1,000,000		Cigna Group	5.250	02/15/34	1,005,355

1,700,000		Cigna Group	4.800	08/15/38	1,588,485

225,000		Cigna Group	3.200	03/15/40	170,508

93,000		Cigna Group	6.125	11/15/41	95,967

975,000		Cigna Group	4.800	07/15/46	850,212

1,150,000		Cigna Group	3.875	10/15/47	857,831

2,450,000		Cigna Group	4.900	12/15/48	2,133,746

750,000		Cigna Group	3.400	03/15/50	506,294

1,100,000		Cigna Group	3.400	03/15/51	736,565

1,875,000		Cigna Group	5.600	02/15/54	1,784,990

600,000		City of Hope	4.378	08/15/48	490,614

750,000		CommonSpirit Health	6.073	11/01/27	774,499

1,000,000		CommonSpirit Health	3.347	10/01/29	942,501

1,000,000		CommonSpirit Health	2.782	10/01/30	899,252

1,000,000		CommonSpirit Health	5.205	12/01/31	1,006,105

760,000		CommonSpirit Health	5.318	12/01/34	752,415

300,000		CommonSpirit Health	4.350	11/01/42	251,666

750,000		CommonSpirit Health	3.817	10/01/49	559,774

715,000		CommonSpirit Health	4.187	10/01/49	556,098

500,000		CommonSpirit Health	3.910	10/01/50	369,108

750,000		CommonSpirit Health	6.461	11/01/52	798,016

905,000		CommonSpirit Health	5.548	12/01/54	858,019

750,000	(a)	Community Health Network, Inc	3.099	05/01/50	484,010

500,000		Corewell Health Obligated Group	3.487	07/15/49	366,839

485,000		Cottage Health Obligated Group	3.304	11/01/49	341,550

1,050,000		CVS Health Corp	2.875	06/01/26	1,028,910

8,500,000		CVS Health Corp	1.300	08/21/27	7,849,834

1,000,000		CVS Health Corp	5.000	01/30/29	1,004,656

1,500,000		CVS Health Corp	5.400	06/01/29	1,528,223

275,000		CVS Health Corp	3.250	08/15/29	256,787

2,000,000		CVS Health Corp	5.125	02/21/30	2,012,998

1,825,000		CVS Health Corp	1.750	08/21/30	1,546,496

1,000,000		CVS Health Corp	5.250	01/30/31	1,009,635

1,525,000		CVS Health Corp	1.875	02/28/31	1,275,404

1,000,000		CVS Health Corp	5.550	06/01/31	1,020,760

1,000,000		CVS Health Corp	2.125	09/15/31	833,379

2,000,000		CVS Health Corp	5.250	02/21/33	1,974,783

850,000		CVS Health Corp	5.300	06/01/33	841,730

1,500,000	(a)	CVS Health Corp	5.700	06/01/34	1,523,263

4,100,000		CVS Health Corp	4.780	03/25/38	3,678,725

400,000		CVS Health Corp	5.300	12/05/43	360,092

1,000,000		CVS Health Corp	6.000	06/01/44	976,987

1,800,000		CVS Health Corp	5.125	07/20/45	1,569,315

8,525,000		CVS Health Corp	5.050	03/25/48	7,274,761

2,000,000		CVS Health Corp	5.625	02/21/53	1,828,489

1,500,000		CVS Health Corp	5.875	06/01/53	1,416,033

1,500,000		CVS Health Corp	6.050	06/01/54	1,455,345

1,500,000		CVS Health Corp	6.000	06/01/63	1,415,410

100,000		Dartmouth-Hitchcock Health	4.178	08/01/48	78,648

1,000,000		DENTSPLY SIRONA, Inc	3.250	06/01/30	897,177

300,000		DH Europe Finance II Sarl	2.600	11/15/29	276,774

550,000		DH Europe Finance II Sarl	3.250	11/15/39	436,376

200,000		Dignity Health	5.267	11/01/64	179,458

400,000		Duke University Health System, Inc	3.920	06/01/47	319,983

400,000		Edwards Lifesciences Corp	4.300	06/15/28	394,999

2,000,000		Elevance Health, Inc	4.750	02/15/30	2,010,686

1,500,000		Elevance Health, Inc	2.250	05/15/30	1,336,065

1,000,000		Elevance Health, Inc	2.550	03/15/31	883,710

2,000,000		Elevance Health, Inc	4.950	11/01/31	2,004,967

62	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)

$50,000	Elevance Health, Inc	4.100%	05/15/32	$47,396

500,000	Elevance Health, Inc	5.500	10/15/32	516,925

1,000,000	Elevance Health, Inc	4.750	02/15/33	978,081

1,500,000	Elevance Health, Inc	5.375	06/15/34	1,518,887

2,500,000	Elevance Health, Inc	5.200	02/15/35	2,508,081

1,150,000	Elevance Health, Inc	4.625	05/15/42	1,014,407

125,000	Elevance Health, Inc	4.650	01/15/43	110,115

500,000	Elevance Health, Inc	5.100	01/15/44	462,153

425,000	Elevance Health, Inc	4.650	08/15/44	369,929

625,000	Elevance Health, Inc	4.375	12/01/47	512,669

1,800,000	Elevance Health, Inc	4.550	03/01/48	1,507,227

500,000	Elevance Health, Inc	3.700	09/15/49	362,417

650,000	Elevance Health, Inc	3.125	05/15/50	422,844

425,000	Elevance Health, Inc	3.600	03/15/51	301,250

600,000	Elevance Health, Inc	4.550	05/15/52	493,350

1,750,000	Elevance Health, Inc	6.100	10/15/52	1,788,982

450,000	Elevance Health, Inc	5.125	02/15/53	403,692

900,000	Elevance Health, Inc	5.650	06/15/54	868,055

1,500,000	Elevance Health, Inc	5.850	11/01/64	1,468,703

865,000	Fred Hutchinson Cancer Center	4.966	01/01/52	801,101

2,000,000	GE HealthCare Technologies, Inc	5.650	11/15/27	2,053,614

150,000	GE HealthCare Technologies, Inc	4.800	08/14/29	150,461

1,000,000	GE HealthCare Technologies, Inc	5.857	03/15/30	1,043,898

1,500,000	GE HealthCare Technologies, Inc	5.905	11/22/32	1,583,123

1,500,000	GE HealthCare Technologies, Inc	6.377	11/22/52	1,627,090

750,000	Hackensack Meridian Health, Inc	2.675	09/01/41	528,564

200,000	Hackensack Meridian Health, Inc	4.211	07/01/48	165,060

750,000	Hackensack Meridian Health, Inc	2.875	09/01/50	482,816

200,000	Hackensack Meridian Health, Inc	4.500	07/01/57	169,093

685,000	Hartford HealthCare Corp	3.447	07/01/54	488,999

2,000,000	HCA, Inc	3.125	03/15/27	1,942,335

525,000	HCA, Inc	5.000	03/01/28	529,276

3,000,000	HCA, Inc	5.200	06/01/28	3,036,962

2,500,000	HCA, Inc	5.625	09/01/28	2,556,999

1,000,000	HCA, Inc	3.375	03/15/29	945,437

1,500,000	HCA, Inc	4.125	06/15/29	1,456,469

1,000,000	HCA, Inc	5.250	03/01/30	1,011,864

2,000,000	HCA, Inc	3.500	09/01/30	1,854,724

2,500,000	HCA, Inc	5.450	04/01/31	2,539,368

2,000,000	HCA, Inc	2.375	07/15/31	1,701,592

1,000,000	HCA, Inc	5.500	03/01/32	1,009,709

2,000,000	HCA, Inc	3.625	03/15/32	1,808,058

2,000,000	HCA, Inc	5.500	06/01/33	2,007,480

1,500,000	HCA, Inc	5.600	04/01/34	1,508,313

1,000,000	HCA, Inc	5.450	09/15/34	991,317

1,000,000	HCA, Inc	5.750	03/01/35	1,009,001

225,000	HCA, Inc	5.125	06/15/39	208,842

125,000	HCA, Inc	4.375	03/15/42	103,120

875,000	HCA, Inc	5.500	06/15/47	805,771

2,500,000	HCA, Inc	5.250	06/15/49	2,200,016

1,000,000	HCA, Inc	3.500	07/15/51	659,427

1,700,000	HCA, Inc	4.625	03/15/52	1,353,394

500,000	HCA, Inc	5.900	06/01/53	477,851

1,500,000	HCA, Inc	6.000	04/01/54	1,451,289

1,000,000	HCA, Inc	5.950	09/15/54	960,562

1,000,000	HCA, Inc	6.200	03/01/55	992,857

750,000	HCA, Inc	6.100	04/01/64	724,714

1,000,000	Hoag Memorial Hospital Presbyterian	3.803	07/15/52	765,206

2,500,000	Humana, Inc	1.350	02/03/27	2,354,764

600,000	Humana, Inc	3.950	03/15/27	591,757

500,000	Humana, Inc	5.750	03/01/28	513,951

750,000	Humana, Inc	5.750	12/01/28	774,377

See Notes to Financial Statements	63

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)

$500,000		Humana, Inc	3.700%	03/23/29	$479,044

175,000		Humana, Inc	3.125	08/15/29	162,900

1,000,000		Humana, Inc	5.375	04/15/31	1,007,780

325,000		Humana, Inc	2.150	02/03/32	266,870

500,000		Humana, Inc	5.875	03/01/33	511,194

750,000		Humana, Inc	5.950	03/15/34	767,457

1,500,000		Humana, Inc	5.550	05/01/35	1,482,889

200,000		Humana, Inc	4.625	12/01/42	166,864

300,000		Humana, Inc	4.950	10/01/44	258,654

600,000		Humana, Inc	4.800	03/15/47	494,265

500,000		Humana, Inc	3.950	08/15/49	363,528

1,500,000		Humana, Inc	5.500	03/15/53	1,347,680

500,000		Humana, Inc	5.750	04/15/54	464,531

1,000,000		Humana, Inc	6.000	05/01/55	957,060

1,500,000		Icon Investments Six Dac	5.849	05/08/29	1,547,353

1,000,000		Icon Investments Six Dac	6.000	05/08/34	1,020,874

200,000		Indiana University Health, Inc Obligated Group	3.970	11/01/48	159,596

1,500,000		Indiana University Health, Inc Obligated Group	2.852	11/01/51	949,379

1,000,000	(a)	Inova Health System Foundation	4.068	05/15/52	794,492

760,000		Integris Baptist Medical Center, Inc	3.875	08/15/50	561,247

445,000		Iowa Health System	3.665	02/15/50	330,031

900,000		IQVIA, Inc	5.700	05/15/28	916,047

1,000,000		IQVIA, Inc	6.250	02/01/29	1,041,280

350,000		Johns Hopkins Health System Corp	3.837	05/15/46	278,195

500,000		Kaiser Foundation Hospitals	3.150	05/01/27	488,561

1,400,000		Kaiser Foundation Hospitals	2.810	06/01/41	1,003,923

100,000		Kaiser Foundation Hospitals	4.875	04/01/42	93,061

1,265,000		Kaiser Foundation Hospitals	4.150	05/01/47	1,052,312

1,000,000		Kaiser Foundation Hospitals	3.266	11/01/49	702,273

1,000,000		Kaiser Foundation Hospitals	3.002	06/01/51	649,632

755,000		Koninklijke Philips NV	5.000	03/15/42	694,975

1,000,000		Laboratory Corp of America Holdings	4.350	04/01/30	979,771

1,000,000		Laboratory Corp of America Holdings	2.700	06/01/31	882,761

1,000,000		Laboratory Corp of America Holdings	4.550	04/01/32	973,382

1,000,000		Laboratory Corp of America Holdings	4.800	10/01/34	962,851

800,000		Laboratory Corp of America Holdings	4.700	02/01/45	694,355

100,000		Mass General Brigham, Inc	3.765	07/01/48	77,842

750,000		Mass General Brigham, Inc	3.192	07/01/49	516,494

100,000	(a)	Mass General Brigham, Inc	4.117	07/01/55	78,524

1,000,000		Mass General Brigham, Inc	3.342	07/01/60	664,120

200,000		Mayo Clinic	4.000	11/15/47	164,556

200,000		Mayo Clinic	4.128	11/15/52	163,706

2,500,000		Mayo Clinic	3.196	11/15/61	1,626,449

500,000		McKesson Corp	1.300	08/15/26	480,189

1,500,000		McKesson Corp	4.250	09/15/29	1,485,743

350,000		McKesson Corp	5.100	07/15/33	354,709

200,000		McLaren Health Care Corp	4.386	05/15/48	169,042

135,000		MedStar Health, Inc	3.626	08/15/49	97,791

575,000		Medtronic Global Holdings S.C.A	4.250	03/30/28	574,563

1,000,000		Medtronic Global Holdings S.C.A	4.500	03/30/33	977,090

2,777,000		Medtronic, Inc	4.375	03/15/35	2,670,088

1,074,000		Medtronic, Inc	4.625	03/15/45	963,893

500,000		Memorial Health Services	3.447	11/01/49	361,763

1,000,000		Memorial Sloan-Kettering Cancer Center	2.955	01/01/50	660,282

200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	161,484

500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	407,195

1,000,000		Methodist Hospital	2.705	12/01/50	617,169

500,000		Montefiore Obligated Group	5.246	11/01/48	427,070

750,000		Montefiore Obligated Group	4.287	09/01/50	532,996

1,000,000		Mount Nittany Medical Center Obligated Group	3.799	11/15/52	744,417

100,000		Mount Sinai Hospitals Group, Inc	3.981	07/01/48	73,524

600,000		Mount Sinai Hospitals Group, Inc	3.737	07/01/49	400,761

64	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)

$895,000		Mount Sinai Hospitals Group, Inc	3.391%	07/01/50	$552,326

1,000,000		MultiCare Health System	2.803	08/15/50	598,400

380,000		MyMichigan Health	3.409	06/01/50	268,547

1,000,000	(a)	Nationwide Children’s Hospital, Inc	4.556	11/01/52	874,313

1,000,000		New York and Presbyterian Hospital	2.256	08/01/40	698,041

300,000		New York and Presbyterian Hospital	4.024	08/01/45	250,062

150,000		New York and Presbyterian Hospital	4.063	08/01/56	117,621

1,000,000	(a)	New York and Presbyterian Hospital	2.606	08/01/60	552,056

500,000	(a)	New York and Presbyterian Hospital	3.954	08/01/19	350,037

140,000		Northwell Healthcare, Inc	3.979	11/01/46	107,960

675,000		Northwell Healthcare, Inc	4.260	11/01/47	543,191

500,000		Northwell Healthcare, Inc	3.809	11/01/49	373,284

1,000,000		Northwestern Memorial Healthcare Obligated Group	2.633	07/15/51	614,452

1,000,000		Novant Health, Inc	2.637	11/01/36	785,705

1,000,000		Novant Health, Inc	3.318	11/01/61	642,703

1,000,000		NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667	10/01/50	622,859

350,000		NYU Langone Hospitals	5.750	07/01/43	361,466

250,000		NYU Langone Hospitals	4.368	07/01/47	214,727

915,000	(a)	NYU Langone Hospitals	3.380	07/01/55	628,638

1,000,000		Ochsner LSU Health System of North Louisiana	2.510	05/15/31	799,745

1,000,000		OhioHealth Corp	2.297	11/15/31	869,045

750,000		OhioHealth Corp	3.042	11/15/50	511,996

100,000		Orlando Health Obligated Group	4.089	10/01/48	81,332

1,000,000		Orlando Health Obligated Group	3.327	10/01/50	713,508

200,000		PeaceHealth Obligated Group	4.787	11/15/48	171,101

750,000		PeaceHealth Obligated Group	3.218	11/15/50	490,833

500,000		Piedmont Healthcare, Inc	2.044	01/01/32	416,701

500,000		Piedmont Healthcare, Inc	2.719	01/01/42	351,325

1,000,000		Piedmont Healthcare, Inc	2.864	01/01/52	619,615

725,000		Presbyterian Healthcare Services	4.875	08/01/52	661,115

200,000		Providence St. Joseph Health Obligated Group	2.746	10/01/26	194,736

570,000		Providence St. Joseph Health Obligated Group	2.532	10/01/29	519,668

945,000		Providence St. Joseph Health Obligated Group	5.403	10/01/33	953,348

100,000		Providence St. Joseph Health Obligated Group	3.744	10/01/47	74,000

350,000		Providence St. Joseph Health Obligated Group	3.930	10/01/48	266,683

1,000,000		Providence St. Joseph Health Obligated Group	2.700	10/01/51	581,768

785,000		Queen’s Health Systems	4.810	07/01/52	704,453

225,000		Quest Diagnostics, Inc	3.450	06/01/26	222,543

500,000		Quest Diagnostics, Inc	4.600	12/15/27	502,551

500,000		Quest Diagnostics, Inc	4.200	06/30/29	491,968

500,000		Quest Diagnostics, Inc	4.625	12/15/29	497,688

750,000		Quest Diagnostics, Inc	2.950	06/30/30	689,119

500,000		Quest Diagnostics, Inc	2.800	06/30/31	444,176

250,000		Quest Diagnostics, Inc	6.400	11/30/33	270,976

1,000,000		Quest Diagnostics, Inc	5.000	12/15/34	984,391

300,000		Quest Diagnostics, Inc	4.700	03/30/45	263,589

1,500,000		Rady Children’s Hospital-San Diego	3.154	08/15/51	1,015,782

390,000		Rush Obligated Group	3.922	11/15/29	377,096

425,000		Sentara Healthcare	2.927	11/01/51	271,361

1,000,000		Sharp HealthCare	2.680	08/01/50	622,065

1,000,000		Smith & Nephew plc	5.150	03/20/27	1,008,889

1,000,000		Smith & Nephew plc	2.032	10/14/30	863,442

1,000,000		Smith & Nephew plc	5.400	03/20/34	1,000,503

400,000		SSM Health Care Corp	3.823	06/01/27	393,913

500,000		SSM Health Care Corp	4.894	06/01/28	505,073

1,620,000		Stanford Health Care	3.027	08/15/51	1,073,631

1,000,000		STERIS Irish FinCo UnLtd Co	2.700	03/15/31	886,577

1,000,000		STERIS Irish FinCo UnLtd Co	3.750	03/15/51	723,027

1,000,000		Stryker Corp	4.550	02/10/27	1,001,355

500,000		Stryker Corp	3.650	03/07/28	488,624

1,000,000		Stryker Corp	4.850	12/08/28	1,012,980

1,250,000		Stryker Corp	4.250	09/11/29	1,234,836

See Notes to Financial Statements	65

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)

$1,000,000		Stryker Corp	4.850%	02/10/30	$1,009,926

600,000		Stryker Corp	1.950	06/15/30	526,260

1,250,000		Stryker Corp	4.625	09/11/34	1,216,952

1,000,000		Stryker Corp	5.200	02/10/35	1,009,658

200,000		Stryker Corp	4.100	04/01/43	167,084

200,000		Stryker Corp	4.375	05/15/44	172,651

550,000		Stryker Corp	4.625	03/15/46	489,926

575,000		Stryker Corp	2.900	06/15/50	378,295

1,500,000		Summa Health	3.511	11/15/51	1,105,135

200,000		Sutter Health	3.695	08/15/28	194,448

1,000,000		Sutter Health	2.294	08/15/30	887,396

750,000		Sutter Health	5.164	08/15/33	755,811

500,000		Sutter Health	3.161	08/15/40	382,549

200,000		Sutter Health	4.091	08/15/48	161,167

500,000		Sutter Health	3.361	08/15/50	349,961

135,000	(a)	Sutter Health	5.547	08/15/53	136,104

1,000,000		Texas Health Resources	2.328	11/15/50	572,710

100,000		Texas Health Resources	4.330	11/15/55	81,981

450,000		Toledo Hospital	5.750	11/15/38	450,607

2,000,000		Trinity Health Corp	2.632	12/01/40	1,466,342

300,000		Trinity Health Corp	4.125	12/01/45	250,046

185,000		Trinity Health Corp	3.434	12/01/48	139,276

1,000,000		UMass Memorial Health Care Obligated Group	5.363	07/01/52	932,837

3,000,000		UnitedHealth Group, Inc	1.150	05/15/26	2,896,920

200,000	(a)	UnitedHealth Group, Inc	3.450	01/15/27	197,491

1,500,000		UnitedHealth Group, Inc	3.700	05/15/27	1,482,310

1,700,000		UnitedHealth Group, Inc	2.950	10/15/27	1,645,210

2,000,000		UnitedHealth Group, Inc	5.250	02/15/28	2,051,008

2,375,000		UnitedHealth Group, Inc	3.850	06/15/28	2,342,154

500,000		UnitedHealth Group, Inc	3.875	12/15/28	490,878

1,500,000		UnitedHealth Group, Inc	4.250	01/15/29	1,490,829

1,000,000		UnitedHealth Group, Inc	4.700	04/15/29	1,008,819

1,500,000		UnitedHealth Group, Inc	4.000	05/15/29	1,474,189

1,000,000		UnitedHealth Group, Inc	2.875	08/15/29	938,899

1,000,000		UnitedHealth Group, Inc	5.300	02/15/30	1,032,176

2,200,000		UnitedHealth Group, Inc	2.000	05/15/30	1,943,359

2,000,000		UnitedHealth Group, Inc	4.900	04/15/31	2,025,086

1,750,000		UnitedHealth Group, Inc	2.300	05/15/31	1,531,439

1,000,000		UnitedHealth Group, Inc	4.950	01/15/32	1,007,041

800,000		UnitedHealth Group, Inc	4.200	05/15/32	769,158

1,500,000		UnitedHealth Group, Inc	5.350	02/15/33	1,537,951

1,500,000		UnitedHealth Group, Inc	4.500	04/15/33	1,450,598

3,000,000		UnitedHealth Group, Inc	5.000	04/15/34	2,984,178

1,500,000		UnitedHealth Group, Inc	5.150	07/15/34	1,510,152

150,000		UnitedHealth Group, Inc	5.800	03/15/36	158,263

365,000		UnitedHealth Group, Inc	6.625	11/15/37	409,921

200,000		UnitedHealth Group, Inc	6.875	02/15/38	229,872

275,000		UnitedHealth Group, Inc	3.500	08/15/39	223,776

1,000,000		UnitedHealth Group, Inc	2.750	05/15/40	722,463

3,000,000		UnitedHealth Group, Inc	3.050	05/15/41	2,209,087

300,000		UnitedHealth Group, Inc	4.375	03/15/42	260,160

350,000		UnitedHealth Group, Inc	3.950	10/15/42	286,767

375,000		UnitedHealth Group, Inc	4.250	03/15/43	319,418

800,000		UnitedHealth Group, Inc	4.200	01/15/47	651,719

300,000		UnitedHealth Group, Inc	4.250	04/15/47	247,262

500,000		UnitedHealth Group, Inc	3.750	10/15/47	377,488

1,700,000		UnitedHealth Group, Inc	4.250	06/15/48	1,379,656

1,000,000		UnitedHealth Group, Inc	3.700	08/15/49	735,056

4,000,000		UnitedHealth Group, Inc	2.900	05/15/50	2,521,456

3,000,000		UnitedHealth Group, Inc	3.250	05/15/51	2,005,286

450,000		UnitedHealth Group, Inc	4.750	05/15/52	389,010

1,500,000		UnitedHealth Group, Inc	5.875	02/15/53	1,521,382

66	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)

$1,500,000		UnitedHealth Group, Inc	5.050%	04/15/53	$1,358,357

3,000,000		UnitedHealth Group, Inc	5.375	04/15/54	2,850,165

1,250,000		UnitedHealth Group, Inc	3.875	08/15/59	895,703

1,000,000		UnitedHealth Group, Inc	3.125	05/15/60	606,124

500,000		UnitedHealth Group, Inc	4.950	05/15/62	434,189

1,000,000		UnitedHealth Group, Inc	6.050	02/15/63	1,030,169

1,500,000		UnitedHealth Group, Inc	5.200	04/15/63	1,355,797

2,000,000		UnitedHealth Group, Inc	5.500	04/15/64	1,894,498

1,000,000		Universal Health Services, Inc	1.650	09/01/26	957,134

1,000,000		Universal Health Services, Inc	4.625	10/15/29	973,875

1,000,000		Universal Health Services, Inc	2.650	01/15/32	836,797

1,000,000		Universal Health Services, Inc	5.050	10/15/34	948,112

500,000		University of Pittsburgh Medical Center	5.035	05/15/33	495,593

500,000		University of Pittsburgh Medical Center	5.377	05/15/43	482,740

370,000		WakeMed	3.286	10/01/52	255,246

200,000		West Virginia United Health System Obligated Group	3.129	06/01/50	129,131

500,000		Willis-Knighton Medical Center	3.065	03/01/51	316,615

1,000,000		Yale Haven Health Services Corp	2.496	07/01/50	584,570

1,000,000		Zimmer Biomet Holdings, Inc	5.050	02/19/30	1,010,510

1,500,000		Zimmer Biomet Holdings, Inc	2.600	11/24/31	1,311,113

1,000,000		Zimmer Biomet Holdings, Inc	5.200	09/15/34	996,514

1,000,000		Zimmer Biomet Holdings, Inc	5.500	02/19/35	1,017,659

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			368,980,575

		HOUSEHOLD & PERSONAL PRODUCTS - 0.2%

500,000		Church & Dwight Co, Inc	3.150	08/01/27	487,663

250,000		Church & Dwight Co, Inc	2.300	12/15/31	214,746

500,000		Church & Dwight Co, Inc	5.600	11/15/32	522,280

100,000		Church & Dwight Co, Inc	3.950	08/01/47	78,270

725,000		Church & Dwight Co, Inc	5.000	06/15/52	659,263

300,000		Clorox Co	3.100	10/01/27	290,918

500,000		Clorox Co	3.900	05/15/28	492,783

750,000		Clorox Co	4.400	05/01/29	746,831

1,000,000		Clorox Co	1.800	05/15/30	871,722

375,000		Clorox Co	4.600	05/01/32	370,111

1,000,000		Colgate-Palmolive Co	3.100	08/15/27	979,288

1,000,000		Colgate-Palmolive Co	4.600	03/01/28	1,018,181

60,000		Colgate-Palmolive Co	6.450	06/16/28	63,219

225,000		Colgate-Palmolive Co	3.250	08/15/32	206,805

1,000,000	(a)	Colgate-Palmolive Co	4.600	03/01/33	1,002,115

300,000		Colgate-Palmolive Co	4.000	08/15/45	253,344

550,000		Colgate-Palmolive Co	3.700	08/01/47	428,395

450,000		Estee Lauder Cos, Inc	3.150	03/15/27	439,554

200,000		Estee Lauder Cos, Inc	2.375	12/01/29	180,959

100,000		Estee Lauder Cos, Inc	2.600	04/15/30	90,390

1,500,000		Estee Lauder Cos, Inc	1.950	03/15/31	1,279,042

750,000		Estee Lauder Cos, Inc	4.650	05/15/33	727,589

1,000,000	(a)	Estee Lauder Cos, Inc	5.000	02/14/34	991,106

100,000		Estee Lauder Cos, Inc	6.000	05/15/37	106,124

300,000		Estee Lauder Cos, Inc	4.375	06/15/45	248,554

375,000		Estee Lauder Cos, Inc	4.150	03/15/47	294,833

700,000		Estee Lauder Cos, Inc	3.125	12/01/49	451,768

750,000	(a)	Estee Lauder Cos, Inc	5.150	05/15/53	711,272

1,900,000		Haleon US Capital LLC	3.375	03/24/27	1,862,123

725,000		Haleon US Capital LLC	3.375	03/24/29	692,794

1,500,000		Haleon US Capital LLC	3.625	03/24/32	1,381,094

1,000,000		Haleon US Capital LLC	4.000	03/24/52	773,785

1,000,000		Kenvue, Inc	5.000	03/22/30	1,021,011

1,750,000		Kenvue, Inc	4.900	03/22/33	1,752,816

500,000		Kenvue, Inc	5.100	03/22/43	480,757

1,750,000		Kenvue, Inc	5.050	03/22/53	1,637,926

1,000,000		Kenvue, Inc	5.200	03/22/63	933,205

200,000		Kimberly-Clark Corp	1.050	09/15/27	185,430

See Notes to Financial Statements	67

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)

$412,000		Kimberly-Clark Corp	3.950%	11/01/28	$407,811

1,500,000		Kimberly-Clark Corp	3.200	04/25/29	1,439,996

1,500,000		Kimberly-Clark Corp	2.000	11/02/31	1,296,026

500,000		Kimberly-Clark Corp	4.500	02/16/33	495,445

200,000		Kimberly-Clark Corp	6.625	08/01/37	230,159

725,000		Kimberly-Clark Corp	3.200	07/30/46	515,275

200,000		Kimberly-Clark Corp	3.900	05/04/47	160,270

300,000		Kimberly-Clark Corp	2.875	02/07/50	198,899

1,500,000		Procter & Gamble Co	3.950	01/26/28	1,500,830

1,000,000		Procter & Gamble Co	4.350	01/29/29	1,008,494

1,000,000		Procter & Gamble Co	4.150	10/24/29	1,001,423

2,000,000		Procter & Gamble Co	3.000	03/25/30	1,882,843

1,150,000		Procter & Gamble Co	1.200	10/29/30	975,636

1,500,000		Procter & Gamble Co	1.950	04/23/31	1,313,716

1,500,000	(a)	Procter & Gamble Co	4.050	01/26/33	1,465,127

2,000,000		Procter & Gamble Co	4.550	01/29/34	1,990,277

2,000,000		Procter & Gamble Co	4.550	10/24/34	1,995,659

225,000		Unilever Capital Corp	2.000	07/28/26	218,877

800,000		Unilever Capital Corp	2.900	05/05/27	779,593

1,150,000		Unilever Capital Corp	3.500	03/22/28	1,127,865

700,000		Unilever Capital Corp	4.875	09/08/28	714,747

1,000,000		Unilever Capital Corp	2.125	09/06/29	911,509

175,000		Unilever Capital Corp	1.375	09/14/30	148,867

200,000		Unilever Capital Corp	1.750	08/12/31	170,152

430,000		Unilever Capital Corp	5.900	11/15/32	464,623

700,000		Unilever Capital Corp	5.000	12/08/33	710,860

1,300,000		Unilever Capital Corp	4.625	08/12/34	1,278,476

500,000		Unilever Capital Corp	2.625	08/12/51	307,961

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			49,639,482

		INSURANCE - 0.8%

500,000		Aegon NV	5.500	04/11/48	497,079

200,000		Aflac, Inc	2.875	10/15/26	195,371

375,000		Aflac, Inc	3.600	04/01/30	360,248

200,000		Aflac, Inc	4.000	10/15/46	159,963

500,000		Aflac, Inc	4.750	01/15/49	437,258

1,000,000		Alleghany Corp	3.625	05/15/30	958,331

200,000		Alleghany Corp	4.900	09/15/44	183,463

1,000,000		Alleghany Corp	3.250	08/15/51	667,010

275,000		Allstate Corp	3.280	12/15/26	269,425

1,500,000		Allstate Corp	5.050	06/24/29	1,523,438

1,000,000		Allstate Corp	1.450	12/15/30	834,470

600,000		Allstate Corp	5.250	03/30/33	607,809

600,000		Allstate Corp	4.500	06/15/43	516,062

975,000		Allstate Corp	4.200	12/15/46	790,498

250,000		Allstate Corp	3.850	08/10/49	188,826

200,000		Allstate Corp	7.523	08/15/53	200,234

325,000	(a)	American Financial Group, Inc	5.250	04/02/30	332,985

400,000		American Financial Group, Inc	4.500	06/15/47	330,728

1,500,000		American International Group, Inc	5.125	03/27/33	1,502,114

1,500,000		American International Group, Inc	4.750	04/01/48	1,326,076

1,500,000		American International Group, Inc	4.375	06/30/50	1,244,052

1,000,000		American National Group, Inc	5.750	10/01/29	1,008,163

200,000		Aon Corp	4.500	12/15/28	199,501

450,000		Aon Corp	3.750	05/02/29	434,894

450,000		Aon Corp	2.800	05/15/30	410,366

1,000,000		Aon Corp	2.050	08/23/31	849,586

1,000,000		Aon Corp	2.600	12/02/31	870,446

500,000		Aon Corp	5.000	09/12/32	500,939

750,000		Aon Corp	5.350	02/28/33	762,641

200,000		Aon Corp	6.250	09/30/40	212,332

1,000,000		Aon Corp	2.900	08/23/51	613,819

500,000		Aon Corp	3.900	02/28/52	370,449

68	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INSURANCE - 0.8% (continued)

$550,000		Aon Global Ltd	4.750%	05/15/45	$481,332

1,000,000		Aon North America, Inc	5.125	03/01/27	1,010,794

1,500,000		Aon North America, Inc	5.150	03/01/29	1,526,550

1,000,000		Aon North America, Inc	5.300	03/01/31	1,023,142

2,000,000		Aon North America, Inc	5.450	03/01/34	2,036,444

2,000,000		Aon North America, Inc	5.750	03/01/54	1,972,410

1,050,000		Arch Capital Group Ltd	4.011	12/15/26	1,037,414

200,000		Arch Capital Group Ltd	5.031	12/15/46	181,702

600,000		Arch Capital Group Ltd	3.635	06/30/50	435,996

300,000		Arch Capital Group US, Inc	5.144	11/01/43	279,168

575,000		Arthur J Gallagher & Co	5.000	02/15/32	574,951

500,000		Arthur J Gallagher & Co	5.500	03/02/33	509,174

150,000		Arthur J Gallagher & Co	6.500	02/15/34	162,670

1,500,000		Arthur J Gallagher & Co	5.450	07/15/34	1,522,954

2,500,000		Arthur J Gallagher & Co	5.150	02/15/35	2,477,393

125,000		Arthur J Gallagher & Co	3.500	05/20/51	86,924

1,000,000		Arthur J Gallagher & Co	3.050	03/09/52	626,306

250,000		Arthur J Gallagher & Co	6.750	02/15/54	277,026

725,000		Arthur J Gallagher & Co	5.750	07/15/54	714,241

1,650,000		Arthur J Gallagher & Co	5.550	02/15/55	1,583,298

300,000		Assurant, Inc	4.900	03/27/28	301,560

500,000		Assurant, Inc	3.700	02/22/30	471,339

7,000		Assurant, Inc	6.750	02/15/34	7,625

500,000		Assured Guaranty US Holdings, Inc	6.125	09/15/28	523,853

1,000,000	(a)	Assured Guaranty US Holdings, Inc	3.150	06/15/31	909,864

300,000		Assured Guaranty US Holdings, Inc	3.600	09/15/51	207,034

500,000		Athene Holding Ltd	6.150	04/03/30	525,746

1,000,000	(a)	Athene Holding Ltd	6.650	02/01/33	1,064,991

1,000,000		Athene Holding Ltd	5.875	01/15/34	1,015,636

1,000,000		Athene Holding Ltd	3.950	05/25/51	715,887

1,000,000		Athene Holding Ltd	3.450	05/15/52	641,763

1,000,000		Athene Holding Ltd	6.250	04/01/54	1,001,532

1,000,000		Athene Holding Ltd	6.625	10/15/54	990,241

300,000		AXIS Specialty Finance LLC	3.900	07/15/29	288,373

250,000		AXIS Specialty Finance LLC	4.900	01/15/40	235,411

200,000		AXIS Specialty Finance plc	4.000	12/06/27	196,698

1,500,000		Berkshire Hathaway Finance Corp	2.300	03/15/27	1,450,295

100,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	89,433

1,500,000		Berkshire Hathaway Finance Corp	1.450	10/15/30	1,292,874

1,000,000		Berkshire Hathaway Finance Corp	2.875	03/15/32	904,426

300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	276,039

2,175,000		Berkshire Hathaway Finance Corp	4.200	08/15/48	1,815,525

1,725,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	1,460,477

3,000,000		Berkshire Hathaway Finance Corp	2.500	01/15/51	1,780,547

1,500,000		Berkshire Hathaway Finance Corp	3.850	03/15/52	1,154,661

1,000,000		Brighthouse Financial, Inc	5.625	05/15/30	1,035,432

236,000		Brighthouse Financial, Inc	4.700	06/22/47	183,975

1,000,000		Brown & Brown, Inc	2.375	03/15/31	858,436

1,000,000		Brown & Brown, Inc	4.200	03/17/32	938,123

1,000,000		Brown & Brown, Inc	5.650	06/11/34	1,017,531

500,000		Brown & Brown, Inc	4.950	03/17/52	430,953

450,000		Chubb Corp	6.000	05/11/37	482,171

1,000,000		Chubb INA Holdings LLC	4.650	08/15/29	1,008,428

2,325,000		Chubb INA Holdings, Inc	3.350	05/03/26	2,299,929

1,325,000		Chubb INA Holdings, Inc	1.375	09/15/30	1,126,966

2,000,000		Chubb INA Holdings, Inc	5.000	03/15/34	2,002,002

150,000		Chubb INA Holdings, Inc	4.150	03/13/43	126,174

1,600,000		Chubb INA Holdings, Inc	4.350	11/03/45	1,374,335

425,000		Chubb INA Holdings, Inc	2.850	12/15/51	272,865

1,500,000		Chubb INA Holdings, Inc	3.050	12/15/61	924,699

200,000		Cincinnati Financial Corp	6.920	05/15/28	214,217

1,150,000		CNA Financial Corp	2.050	08/15/30	1,000,238

See Notes to Financial Statements	69

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INSURANCE - 0.8% (continued)

$1,000,000		CNA Financial Corp	5.500%	06/15/33	$1,019,589

1,000,000		CNA Financial Corp	5.125	02/15/34	993,176

500,000		CNO Financial Group, Inc	5.250	05/30/29	500,710

1,000,000		CNO Financial Group, Inc	6.450	06/15/34	1,042,834

650,000		Corebridge Financial, Inc	6.375	09/15/54	645,767

2,500,000		Elevance Health, Inc	5.700	02/15/55	2,436,910

500,000		Enstar Group Ltd	4.950	06/01/29	497,170

1,000,000		Enstar Group Ltd	3.100	09/01/31	862,047

1,375,000		Equitable Holdings, Inc	4.350	04/20/28	1,363,194

300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	264,061

250,000		Everest Reinsurance Holdings, Inc	3.500	10/15/50	168,230

1,200,000		Everest Reinsurance Holdings, Inc	3.125	10/15/52	734,675

750,000		F&G Annuities & Life, Inc	7.400	01/13/28	782,231

750,000		F&G Annuities & Life, Inc	6.500	06/04/29	763,438

1,000,000		F&G Annuities & Life, Inc	6.250	10/04/34	968,524

400,000		Fairfax Financial Holdings Ltd	4.850	04/17/28	400,649

500,000		Fairfax Financial Holdings Ltd	4.625	04/29/30	493,145

1,000,000		Fairfax Financial Holdings Ltd	3.375	03/03/31	911,360

1,000,000		Fairfax Financial Holdings Ltd	5.625	08/16/32	1,021,343

950,000		Fairfax Financial Holdings Ltd	6.000	12/07/33	989,736

1,000,000		Fairfax Financial Holdings Ltd	6.350	03/22/54	1,018,753

750,000	(b)	Fairfax Financial Holdings Ltd	6.100	03/15/55	737,827

300,000		Fidelity National Financial, Inc	4.500	08/15/28	297,590

1,000,000		Fidelity National Financial, Inc	3.400	06/15/30	921,570

500,000		Fidelity National Financial, Inc	2.450	03/15/31	430,511

400,000		Fidelity National Financial, Inc	3.200	09/17/51	245,591

750,000		First American Financial Corp	4.000	05/15/30	715,332

400,000		First American Financial Corp	2.400	08/15/31	337,467

1,000,000		First American Financial Corp	5.450	09/30/34	978,447

350,000		Globe Life, Inc	4.550	09/15/28	349,322

350,000		Globe Life, Inc	2.150	08/15/30	303,293

175,000		Globe Life, Inc	4.800	06/15/32	170,021

1,000,000		Globe Life, Inc	5.850	09/15/34	1,024,022

200,000		Hanover Insurance Group, Inc	4.500	04/15/26	199,467

1,000,000		Hanover Insurance Group, Inc	2.500	09/01/30	877,859

750,000		Hartford Financial Services Group, Inc	2.800	08/19/29	692,907

400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	341,995

450,000		Hartford Financial Services Group, Inc	4.400	03/15/48	380,092

450,000		Hartford Financial Services Group, Inc	3.600	08/19/49	331,244

475,000		Hartford Financial Services Group, Inc	2.900	09/15/51	300,037

500,000		Horace Mann Educators Corp	7.250	09/15/28	539,623

500,000		Kemper Corp	2.400	09/30/30	433,749

1,000,000		Kemper Corp	3.800	02/23/32	899,738

600,000		Lincoln National Corp	3.625	12/12/26	591,413

650,000	(a)	Lincoln National Corp	3.050	01/15/30	599,628

1,000,000		Lincoln National Corp	3.400	03/01/32	894,652

1,000,000		Lincoln National Corp	5.852	03/15/34	1,028,581

150,000		Lincoln National Corp	7.000	06/15/40	168,944

250,000		Lincoln National Corp	4.350	03/01/48	197,783

500,000		Lincoln National Corp	4.375	06/15/50	394,782

800,000		Loews Corp	3.750	04/01/26	795,394

400,000		Loews Corp	3.200	05/15/30	374,293

200,000		Loews Corp	4.125	05/15/43	168,465

1,300,000		Manulife Financial Corp	4.061	02/24/32	1,278,132

1,000,000		Manulife Financial Corp	3.703	03/16/32	926,691

200,000		Manulife Financial Corp	5.375	03/04/46	195,148

200,000		Markel Group, Inc	3.350	09/17/29	189,643

150,000		Markel Group, Inc	5.000	04/05/46	133,251

100,000		Markel Group, Inc	4.300	11/01/47	79,908

750,000		Markel Group, Inc	5.000	05/20/49	660,412

200,000		Markel Group, Inc	4.150	09/17/50	153,680

1,500,000		Markel Group, Inc	3.450	05/07/52	1,015,985

70	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	INSURANCE - 0.8% (continued)

$1,000,000	Markel Group, Inc	6.000%	05/16/54	$1,008,355

1,000,000	Marsh & McLennan Cos, Inc	4.650	03/15/30	1,001,807

450,000	Marsh & McLennan Cos, Inc	2.250	11/15/30	397,535

1,000,000	Marsh & McLennan Cos, Inc	4.850	11/15/31	1,003,405

600,000	Marsh & McLennan Cos, Inc	2.375	12/15/31	516,457

1,000,000	Marsh & McLennan Cos, Inc	5.750	11/01/32	1,054,916

1,000,000	Marsh & McLennan Cos, Inc	5.400	09/15/33	1,029,401

1,000,000	Marsh & McLennan Cos, Inc	5.150	03/15/34	1,009,131

1,000,000	Marsh & McLennan Cos, Inc	5.000	03/15/35	989,599

250,000	Marsh & McLennan Cos, Inc	4.750	03/15/39	237,384

1,000,000	Marsh & McLennan Cos, Inc	5.350	11/15/44	976,899

100,000	Marsh & McLennan Cos, Inc	4.350	01/30/47	84,556

300,000	Marsh & McLennan Cos, Inc	4.200	03/01/48	247,883

1,200,000	Marsh & McLennan Cos, Inc	4.900	03/15/49	1,087,951

1,000,000	Marsh & McLennan Cos, Inc	2.900	12/15/51	628,103

250,000	Marsh & McLennan Cos, Inc	6.250	11/01/52	268,920

1,000,000	Marsh & McLennan Cos, Inc	5.450	03/15/53	970,329

1,000,000	Marsh & McLennan Cos, Inc	5.700	09/15/53	1,014,983

1,000,000	Marsh & McLennan Cos, Inc	5.450	03/15/54	970,855

800,000	Marsh & McLennan Cos, Inc	5.400	03/15/55	772,324

200,000	Mercury General Corp	4.400	03/15/27	196,774

1,530,000	Metlife, Inc	5.700	06/15/35	1,600,468

1,000,000	MetLife, Inc	4.550	03/23/30	1,001,126

1,500,000	MetLife, Inc	5.375	07/15/33	1,545,877

675,000	MetLife, Inc	6.375	06/15/34	739,794

1,500,000	MetLife, Inc	5.300	12/15/34	1,524,357

130,000	MetLife, Inc	5.875	02/06/41	135,024

450,000	MetLife, Inc	4.125	08/13/42	378,390

750,000	MetLife, Inc	4.875	11/13/43	685,719

500,000	MetLife, Inc	4.721	12/15/44	443,447

800,000	MetLife, Inc	4.050	03/01/45	648,835

1,650,000	MetLife, Inc	4.600	05/13/46	1,445,704

1,200,000	MetLife, Inc	5.000	07/15/52	1,089,672

1,000,000	MetLife, Inc	5.250	01/15/54	949,710

550,000	MetLife, Inc	6.350	03/15/55	551,078

20,000	Nationwide Financial Services, Inc	6.750	05/15/37	19,801

100,000	Old Republic International Corp	3.875	08/26/26	98,873

1,000,000	Old Republic International Corp	5.750	03/28/34	1,023,580

1,500,000	Old Republic International Corp	3.850	06/11/51	1,068,072

2,000,000	Orlando Health Obligated Group	5.475	10/01/35	2,040,210

500,000	PartnerRe Finance B LLC	3.700	07/02/29	479,076

500,000	PartnerRe Finance B LLC	4.500	10/01/50	464,554

1,000,000	Primerica, Inc	2.800	11/19/31	868,464

850,000	Principal Financial Group, Inc	3.100	11/15/26	830,596

100,000	Principal Financial Group, Inc	3.700	05/15/29	96,737

1,000,000	Principal Financial Group, Inc	2.125	06/15/30	876,058

750,000	Principal Financial Group, Inc	5.375	03/15/33	763,092

100,000	Principal Financial Group, Inc	4.625	09/15/42	90,038

200,000	Principal Financial Group, Inc	4.350	05/15/43	172,665

300,000	Principal Financial Group, Inc	4.300	11/15/46	252,106

750,000	Principal Financial Group, Inc	5.500	03/15/53	734,502

650,000	Progressive Corp	2.450	01/15/27	629,576

750,000	Progressive Corp	2.500	03/15/27	725,239

250,000	Progressive Corp	4.000	03/01/29	246,419

100,000	Progressive Corp	3.200	03/26/30	93,934

125,000	Progressive Corp	3.000	03/15/32	111,774

120,000	Progressive Corp	6.250	12/01/32	130,298

1,000,000	Progressive Corp	4.950	06/15/33	1,005,607

300,000	Progressive Corp	4.350	04/25/44	257,327

300,000	Progressive Corp	3.700	01/26/45	234,887

950,000	Progressive Corp	4.125	04/15/47	777,177

750,000	Progressive Corp	4.200	03/15/48	621,385

See Notes to Financial Statements	71

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INSURANCE - 0.8% (continued)

$100,000		Progressive Corp	3.950%	03/26/50	$78,542

500,000		Progressive Corp	3.700	03/15/52	371,135

195,000		Prudential Financial, Inc	3.878	03/27/28	192,134

500,000	(a)	Prudential Financial, Inc	2.100	03/10/30	447,439

1,325,000		Prudential Financial, Inc	5.200	03/14/35	1,326,267

450,000		Prudential Financial, Inc	5.700	12/14/36	468,749

500,000		Prudential Financial, Inc	3.000	03/10/40	375,504

1,700,000		Prudential Financial, Inc	4.600	05/15/44	1,497,851

200,000		Prudential Financial, Inc	5.375	05/15/45	199,426

2,300,000	(a),(d)	Prudential Financial, Inc	4.500	09/15/47	2,243,379

300,000		Prudential Financial, Inc	4.418	03/27/48	249,606

2,400,000		Prudential Financial, Inc	5.700	09/15/48	2,410,616

799,000		Prudential Financial, Inc	3.935	12/07/49	608,798

450,000		Prudential Financial, Inc	4.350	02/25/50	371,653

1,000,000		Prudential Financial, Inc	3.700	03/13/51	735,891

675,000		Prudential Financial, Inc	5.125	03/01/52	642,503

1,000,000		Prudential Financial, Inc	6.000	09/01/52	1,002,157

1,500,000		Prudential Financial, Inc	6.750	03/01/53	1,565,323

525,000		Prudential Financial, Inc	6.500	03/15/54	534,679

200,000		Prudential Funding Asia plc	3.125	04/14/30	186,204

1,000,000		Prudential Funding Asia plc	3.625	03/24/32	922,336

750,000		Reinsurance Group of America, Inc	3.900	05/15/29	726,963

350,000		Reinsurance Group of America, Inc	3.150	06/15/30	321,799

1,000,000		Reinsurance Group of America, Inc	6.000	09/15/33	1,037,376

1,000,000		Reinsurance Group of America, Inc	5.750	09/15/34	1,017,173

1,500,000		Reinsurance Group of America, Inc	6.650	09/15/55	1,476,975

200,000		RenaissanceRe Finance, Inc	3.450	07/01/27	195,374

300,000		RenaissanceRe Holdings Ltd	3.600	04/15/29	286,390

1,000,000		RenaissanceRe Holdings Ltd	5.750	06/05/33	1,017,798

500,000		RenaissanceRe Holdings Ltd	5.800	04/01/35	512,085

1,500,000		Selective Insurance Group, Inc	5.900	04/15/35	1,512,577

1,000,000		SiriusPoint Ltd	7.000	04/05/29	1,044,053

1,000,000		Stewart Information Services Corp	3.600	11/15/31	893,629

20,000		Transatlantic Holdings, Inc	8.000	11/30/39	24,551

600,000		Travelers Cos, Inc	5.350	11/01/40	593,556

200,000		Travelers Cos, Inc	4.600	08/01/43	178,404

250,000		Travelers Cos, Inc	4.300	08/25/45	211,486

1,100,000		Travelers Cos, Inc	4.000	05/30/47	888,655

500,000		Travelers Cos, Inc	4.050	03/07/48	402,980

900,000		Travelers Cos, Inc	4.100	03/04/49	720,987

2,000,000		Travelers Cos, Inc	3.050	06/08/51	1,316,683

1,000,000		Travelers Cos, Inc	5.450	05/25/53	982,011

100,000		Travelers Property Casualty Corp	6.375	03/15/33	110,546

1,000,000		UnitedHealth Group, Inc	4.800	01/15/30	1,011,296

1,500,000		UnitedHealth Group, Inc	5.500	07/15/44	1,477,587

1,500,000		UnitedHealth Group, Inc	5.625	07/15/54	1,472,411

900,000		UnitedHealth Group, Inc	5.750	07/15/64	885,180

500,000		Unum Group	4.000	06/15/29	485,510

300,000		Unum Group	5.750	08/15/42	295,323

500,000		Unum Group	4.500	12/15/49	399,853

1,000,000		Unum Group	4.125	06/15/51	750,663

1,000,000		Unum Group	6.000	06/15/54	1,002,437

525,000		Verisk Analytics, Inc	5.250	06/05/34	529,334

2,500,000		Voya Financial, Inc	5.000	09/20/34	2,405,276

200,000		Voya Financial, Inc	4.800	06/15/46	172,394

200,000		W R Berkley Corp	4.750	08/01/44	177,729

650,000		W R Berkley Corp	4.000	05/12/50	499,451

1,000,000		W R Berkley Corp	3.550	03/30/52	702,664

400,000		W R Berkley Corp	3.150	09/30/61	240,578

1,000,000		Willis North America, Inc	4.650	06/15/27	1,000,622

500,000		Willis North America, Inc	4.500	09/15/28	496,225

900,000		Willis North America, Inc	2.950	09/15/29	830,860

72	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INSURANCE - 0.8% (continued)

$1,000,000		Willis North America, Inc	5.350%	05/15/33	$1,008,047

300,000		Willis North America, Inc	5.050	09/15/48	265,223

500,000		Willis North America, Inc	3.875	09/15/49	367,079

1,500,000		Willis North America, Inc	5.900	03/05/54	1,477,829

200,000		XL Group Ltd	5.250	12/15/43	190,600

		TOTAL INSURANCE			204,694,029

		MATERIALS - 0.8%

2,000,000		3M Co	4.800	03/15/30	2,006,209

1,000,000		3M Co	5.150	03/15/35	999,676

500,000		Air Products and Chemicals, Inc	1.850	05/15/27	476,224

750,000		Air Products and Chemicals, Inc	4.600	02/08/29	756,087

2,125,000		Air Products and Chemicals, Inc	2.050	05/15/30	1,884,833

750,000		Air Products and Chemicals, Inc	4.750	02/08/31	755,303

1,000,000		Air Products and Chemicals, Inc	4.800	03/03/33	999,907

750,000		Air Products and Chemicals, Inc	4.850	02/08/34	745,626

125,000		Air Products and Chemicals, Inc	2.700	05/15/40	90,979

1,250,000		Air Products and Chemicals, Inc	2.800	05/15/50	796,609

750,000		Albemarle Corp	4.650	06/01/27	743,801

1,000,000	(a)	Albemarle Corp	5.650	06/01/52	849,756

1,000,000		Amcor Finance USA, Inc	5.625	05/26/33	1,025,752

2,500,000	(b)	Amcor Flexibles North America, Inc	5.100	03/17/30	2,520,041

200,000		Amcor Flexibles North America, Inc	2.630	06/19/30	179,575

2,000,000		Amcor Flexibles North America, Inc	2.690	05/25/31	1,759,811

2,000,000	(b)	Amcor Flexibles North America, Inc	5.500	03/17/35	2,006,764

1,000,000		AngloGold Ashanti Holdings plc	3.375	11/01/28	943,637

375,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	346,089

1,000,000		AptarGroup, Inc	3.600	03/15/32	910,461

1,500,000		ArcelorMittal S.A.	6.550	11/29/27	1,561,763

2,000,000		ArcelorMittal S.A.	6.800	11/29/32	2,152,676

1,000,000		ArcelorMittal S.A.	6.000	06/17/34	1,023,455

1,000,000	(a)	ArcelorMittal S.A.	6.350	06/17/54	993,479

300,000		Avery Dennison Corp	4.875	12/06/28	301,936

500,000		Avery Dennison Corp	2.650	04/30/30	453,093

1,000,000		Avery Dennison Corp	2.250	02/15/32	830,461

1,000,000		Avery Dennison Corp	5.750	03/15/33	1,023,150

1,500,000		Barrick North America Finance LLC	5.750	05/01/43	1,501,950

100,000		Barrick PD Australia Finance Pty Ltd	5.950	10/15/39	102,597

625,000		Berry Global, Inc	1.650	01/15/27	592,911

1,000,000		Berry Global, Inc	5.500	04/15/28	1,019,981

1,000,000		Berry Global, Inc	5.800	06/15/31	1,038,964

1,500,000		Berry Global, Inc	5.650	01/15/34	1,521,836

1,500,000		BHP Billiton Finance USA Ltd	4.750	02/28/28	1,515,968

1,500,000		BHP Billiton Finance USA Ltd	5.100	09/08/28	1,532,261

1,000,000		BHP Billiton Finance USA Ltd	5.250	09/08/30	1,027,528

1,000,000		BHP Billiton Finance USA Ltd	5.125	02/21/32	1,010,751

1,500,000		BHP Billiton Finance USA Ltd	4.900	02/28/33	1,485,696

1,500,000		BHP Billiton Finance USA Ltd	5.250	09/08/33	1,517,771

1,000,000		BHP Billiton Finance USA Ltd	5.300	02/21/35	1,008,598

825,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	696,046

1,925,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,800,990

575,000	(a)	BHP Billiton Finance USA Ltd	5.500	09/08/53	565,787

500,000		Cabot Corp	4.000	07/01/29	479,560

1,000,000		Cabot Corp	5.000	06/30/32	989,911

375,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	364,837

200,000		Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	181,040

1,000,000		CRH America Finance, Inc	5.400	05/21/34	1,009,763

625,000		CRH America Finance, Inc	5.500	01/09/35	632,895

200,000		CRH America Finance, Inc	5.875	01/09/55	202,534

1,000,000		CRH SMW Finance DAC	5.200	05/21/29	1,017,520

1,000,000		CRH SMW Finance DAC	5.125	01/09/30	1,011,781

300,000		Dow Chemical Co	4.800	11/30/28	301,823

35,000		Dow Chemical Co	7.375	11/01/29	38,908

See Notes to Financial Statements	73

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MATERIALS - 0.8% (continued)

$1,000,000		Dow Chemical Co	2.100%	11/15/30	$863,702

1,000,000	(a)	Dow Chemical Co	6.300	03/15/33	1,070,433

2,000,000	(a)	Dow Chemical Co	5.150	02/15/34	1,981,687

982,000		Dow Chemical Co	4.250	10/01/34	895,547

500,000		Dow Chemical Co	5.350	03/15/35	495,850

131,000		Dow Chemical Co	9.400	05/15/39	175,960

275,000		Dow Chemical Co	5.250	11/15/41	254,255

1,200,000		Dow Chemical Co	4.375	11/15/42	986,534

400,000		Dow Chemical Co	4.625	10/01/44	335,037

825,000		Dow Chemical Co	5.550	11/30/48	771,310

750,000		Dow Chemical Co	4.800	05/15/49	622,957

1,000,000		Dow Chemical Co	3.600	11/15/50	681,896

500,000		Dow Chemical Co	6.900	05/15/53	545,982

2,000,000		Dow Chemical Co	5.600	02/15/54	1,850,806

500,000		Dow Chemical Co	5.950	03/15/55	483,842

2,325,000		DowDuPont, Inc	5.419	11/15/48	2,343,455

2,300,000		DuPont de Nemours, Inc	4.725	11/15/28	2,309,063

91,000		DuPont de Nemours, Inc	5.319	11/15/38	93,839

1,500,000		Eagle Materials, Inc	2.500	07/01/31	1,309,712

700,000		Eastman Chemical Co	4.500	12/01/28	695,862

1,500,000		Eastman Chemical Co	5.000	08/01/29	1,507,821

1,650,000		Eastman Chemical Co	5.750	03/08/33	1,703,974

1,000,000		Eastman Chemical Co	5.625	02/20/34	1,010,502

150,000		Eastman Chemical Co	4.800	09/01/42	131,687

525,000		Eastman Chemical Co	4.650	10/15/44	446,423

750,000		Ecolab, Inc	2.700	11/01/26	732,413

1,000,000		Ecolab, Inc	1.650	02/01/27	954,692

300,000		Ecolab, Inc	3.250	12/01/27	292,459

1,000,000		Ecolab, Inc	5.250	01/15/28	1,028,207

1,000,000		Ecolab, Inc	1.300	01/30/31	831,229

1,000,000		Ecolab, Inc	2.125	02/01/32	847,598

150,000		Ecolab, Inc	2.125	08/15/50	81,564

1,000,000		Ecolab, Inc	2.700	12/15/51	608,990

1,370,000		Ecolab, Inc	2.750	08/18/55	822,832

175,000		EIDP, Inc	2.300	07/15/30	156,326

1,250,000		EIDP, Inc	4.800	05/15/33	1,232,052

500,000		FMC Corp	3.200	10/01/26	488,219

500,000		FMC Corp	3.450	10/01/29	462,121

1,000,000	(a)	FMC Corp	5.650	05/18/33	987,649

500,000		FMC Corp	4.500	10/01/49	376,498

500,000		FMC Corp	6.375	05/18/53	482,439

1,000,000		Freeport-McMoRan, Inc	4.125	03/01/28	982,345

1,500,000		Freeport-McMoRan, Inc	4.375	08/01/28	1,481,376

1,000,000		Freeport-McMoRan, Inc	5.250	09/01/29	1,008,820

1,000,000		Freeport-McMoRan, Inc	4.250	03/01/30	963,376

1,000,000		Freeport-McMoRan, Inc	4.625	08/01/30	976,921

750,000		Georgia-Pacific LLC	7.750	11/15/29	850,502

600,000		Huntsman International LLC	4.500	05/01/29	575,485

1,000,000		Huntsman International LLC	2.950	06/15/31	848,763

1,000,000		Huntsman International LLC	5.700	10/15/34	945,871

100,000		International Flavors & Fragrances, Inc	4.450	09/26/28	98,988

200,000		International Flavors & Fragrances, Inc	4.375	06/01/47	156,291

675,000		International Flavors & Fragrances, Inc	5.000	09/26/48	575,525

450,000		International Paper Co	6.000	11/15/41	457,055

390,000		International Paper Co	4.800	06/15/44	341,446

2,425,000		International Paper Co	4.350	08/15/48	1,960,136

1,000,000		Kinross Gold Corp	4.500	07/15/27	996,015

1,000,000		Kinross Gold Corp	6.250	07/15/33	1,053,699

725,000		Linde, Inc	1.100	08/10/30	613,778

625,000		Linde, Inc	3.550	11/07/42	496,445

225,000		Linde, Inc	2.000	08/10/50	119,968

150,000		Lubrizol Corp	6.500	10/01/34	168,523

74	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MATERIALS - 0.8% (continued)

$575,000		LYB International Finance BV	5.250%	07/15/43	$519,409

550,000		LYB International Finance BV	4.875	03/15/44	475,125

150,000		LYB International Finance III LLC	2.250	10/01/30	130,710

1,000,000		LYB International Finance III LLC	5.625	05/15/33	1,018,735

1,000,000		LYB International Finance III LLC	5.500	03/01/34	993,217

1,150,000		LYB International Finance III LLC	3.375	10/01/40	848,568

1,000,000		LYB International Finance III LLC	4.200	10/15/49	748,950

750,000		LYB International Finance III LLC	4.200	05/01/50	560,132

1,000,000		LYB International Finance III LLC	3.625	04/01/51	670,296

500,000		LYB International Finance III LLC	3.800	10/01/60	327,573

475,000	(a)	LyondellBasell Industries NV	4.625	02/26/55	375,606

200,000		Martin Marietta Materials, Inc	3.450	06/01/27	195,424

325,000		Martin Marietta Materials, Inc	3.500	12/15/27	316,394

250,000		Martin Marietta Materials, Inc	2.500	03/15/30	224,949

1,000,000		Martin Marietta Materials, Inc	2.400	07/15/31	864,978

1,000,000		Martin Marietta Materials, Inc	5.150	12/01/34	993,768

450,000		Martin Marietta Materials, Inc	4.250	12/15/47	365,479

1,000,000		Martin Marietta Materials, Inc	3.200	07/15/51	653,757

1,000,000		Martin Marietta Materials, Inc	5.500	12/01/54	951,309

800,000		Mosaic Co	4.050	11/15/27	788,982

750,000		Mosaic Co	5.375	11/15/28	766,261

300,000		Mosaic Co	5.450	11/15/33	301,669

100,000		Mosaic Co	4.875	11/15/41	89,632

600,000		Mosaic Co	5.625	11/15/43	578,840

1,300,000		Newmont Corp	2.800	10/01/29	1,207,767

250,000		Newmont Corp	2.250	10/01/30	221,377

1,350,000	(a)	Newmont Corp	2.600	07/15/32	1,168,754

3,000,000		Newmont Corp	5.350	03/15/34	3,027,645

298,000		Newmont Corp	5.875	04/01/35	312,083

235,000		Newmont Corp	6.250	10/01/39	252,296

975,000		Newmont Corp	4.875	03/15/42	897,459

300,000		Newmont Corp	5.450	06/09/44	291,795

500,000		Nucor Corp	4.300	05/23/27	499,135

425,000		Nucor Corp	3.950	05/01/28	418,919

3,150,000		Nucor Corp	2.700	06/01/30	2,871,575

500,000		Nucor Corp	4.650	06/01/30	498,498

500,000		Nucor Corp	3.125	04/01/32	448,028

500,000		Nucor Corp	5.100	06/01/35	493,037

1,000,000		Nucor Corp	2.979	12/15/55	608,077

700,000		Nutrien Ltd	4.000	12/15/26	694,130

1,000,000		Nutrien Ltd	4.900	03/27/28	1,009,053

550,000		Nutrien Ltd	4.200	04/01/29	539,245

500,000		Nutrien Ltd	2.950	05/13/30	457,314

2,000,000		Nutrien Ltd	5.400	06/21/34	2,005,118

200,000		Nutrien Ltd	4.125	03/15/35	179,937

200,000		Nutrien Ltd	5.625	12/01/40	198,322

200,000		Nutrien Ltd	4.900	06/01/43	179,600

691,000		Nutrien Ltd	5.250	01/15/45	640,051

1,050,000		Nutrien Ltd	5.000	04/01/49	931,081

300,000		Nutrien Ltd	3.950	05/13/50	224,571

750,000		Nutrien Ltd	5.800	03/27/53	740,124

1,000,000		Owens Corning	5.950	06/15/54	998,910

550,000		Packaging Corp of America	3.400	12/15/27	534,352

100,000		Packaging Corp of America	3.000	12/15/29	92,631

500,000		Packaging Corp of America	5.700	12/01/33	516,238

500,000		Packaging Corp of America	4.050	12/15/49	382,576

1,500,000		Packaging Corp of America	3.050	10/01/51	955,311

425,000		PPG Industries, Inc	3.750	03/15/28	416,132

500,000		PPG Industries, Inc	2.550	06/15/30	451,974

500,000		Reliance Steel & Aluminum Co	2.150	08/15/30	434,379

414,000		Rio Tinto Alcan, Inc	6.125	12/15/33	443,056

350,000		Rio Tinto Finance USA Ltd	5.200	11/02/40	341,238

See Notes to Financial Statements	75

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MATERIALS - 0.8% (continued)

$2,000,000		Rio Tinto Finance USA Ltd	2.750%	11/02/51	$1,220,715

1,500,000		Rio Tinto Finance USA plc	4.500	03/14/28	1,508,723

2,500,000		Rio Tinto Finance USA plc	4.875	03/14/30	2,525,699

2,000,000		Rio Tinto Finance USA plc	5.000	03/14/32	2,008,903

1,500,000		Rio Tinto Finance USA plc	5.000	03/09/33	1,508,840

2,000,000		Rio Tinto Finance USA plc	5.250	03/14/35	2,015,361

1,400,000		Rio Tinto Finance USA plc	4.125	08/21/42	1,178,196

1,000,000		Rio Tinto Finance USA plc	5.125	03/09/53	923,335

950,000		Rio Tinto Finance USA plc	5.750	03/14/55	951,575

1,500,000		Rio Tinto Finance USA plc	5.875	03/14/65	1,517,077

100,000		RPM International, Inc	3.750	03/15/27	98,398

300,000		RPM International, Inc	4.550	03/01/29	298,188

1,000,000		RPM International, Inc	2.950	01/15/32	872,302

100,000		RPM International, Inc	5.250	06/01/45	95,087

200,000		RPM International, Inc	4.250	01/15/48	167,271

925,000		Sherwin-Williams Co	3.450	06/01/27	905,143

1,000,000		Sherwin-Williams Co	4.550	03/01/28	1,001,457

500,000		Sherwin-Williams Co	2.950	08/15/29	465,427

500,000		Sherwin-Williams Co	2.300	05/15/30	443,655

1,500,000		Sherwin-Williams Co	4.800	09/01/31	1,496,234

950,000		Sherwin-Williams Co	2.200	03/15/32	799,406

200,000		Sherwin-Williams Co	4.000	12/15/42	161,832

900,000		Sherwin-Williams Co	4.500	06/01/47	765,055

900,000		Sherwin-Williams Co	3.800	08/15/49	671,620

500,000		Sherwin-Williams Co	3.300	05/15/50	338,279

1,000,000		Sherwin-Williams Co	2.900	03/15/52	610,563

225,000	(b)	Smurfit Kappa Treasury ULC	5.438	04/03/34	226,383

300,000	(b)	Smurfit Kappa Treasury ULC	5.777	04/03/54	295,851

500,000	(b)	Smurfit Westrock Financing DAC	5.418	01/15/35	502,177

650,000		Sonoco Products Co	2.250	02/01/27	622,197

1,000,000		Sonoco Products Co	4.600	09/01/29	985,496

750,000		Sonoco Products Co	3.125	05/01/30	686,692

1,000,000	(a)	Sonoco Products Co	2.850	02/01/32	869,783

1,000,000		Sonoco Products Co	5.000	09/01/34	956,397

800,000		Southern Copper Corp	3.875	04/23/25	798,947

100,000		Southern Copper Corp	7.500	07/27/35	113,718

1,180,000		Southern Copper Corp	6.750	04/16/40	1,276,060

2,000,000		Southern Copper Corp	5.875	04/23/45	1,970,772

1,000,000		Steel Dynamics, Inc	1.650	10/15/27	930,181

750,000		Steel Dynamics, Inc	3.450	04/15/30	703,429

100,000		Steel Dynamics, Inc	3.250	01/15/31	91,583

1,000,000		Steel Dynamics, Inc	5.375	08/15/34	1,002,669

1,000,000		Steel Dynamics, Inc	5.250	05/15/35	990,459

500,000		Steel Dynamics, Inc	3.250	10/15/50	329,369

1,000,000		Steel Dynamics, Inc	5.750	05/15/55	968,870

700,000		Suzano Austria GmbH	2.500	09/15/28	636,901

1,900,000		Suzano Austria GmbH	6.000	01/15/29	1,937,029

1,000,000		Suzano Austria GmbH	3.750	01/15/31	902,564

1,500,000		Suzano Austria GmbH	3.125	01/15/32	1,277,476

700,000		Suzano International Finance BV	5.500	01/17/27	707,116

2,000,000		Vale Overseas Ltd	3.750	07/08/30	1,857,979

4,500,000		Vale Overseas Ltd	6.125	06/12/33	4,601,956

2,500,000		Vale Overseas Ltd	6.400	06/28/54	2,467,148

100,000		Vulcan Materials Co	3.900	04/01/27	98,823

1,000,000		Vulcan Materials Co	4.950	12/01/29	1,008,788

275,000		Vulcan Materials Co	3.500	06/01/30	259,144

600,000		Vulcan Materials Co	5.350	12/01/34	605,505

475,000		Vulcan Materials Co	4.500	06/15/47	401,637

200,000		Vulcan Materials Co	4.700	03/01/48	173,471

1,000,000		Vulcan Materials Co	5.700	12/01/54	977,888

500,000		Westlake Corp	3.600	08/15/26	492,964

1,000,000		Westlake Corp	3.375	06/15/30	932,391

76	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MATERIALS - 0.8% (continued)

$500,000		Westlake Corp	2.875%	08/15/41	$337,595

500,000		Westlake Corp	5.000	08/15/46	440,705

200,000		Westlake Corp	4.375	11/15/47	157,997

500,000		Westlake Corp	3.125	08/15/51	309,435

500,000		Westlake Corp	3.375	08/15/61	297,287

300,000		WRKCo, Inc	3.375	09/15/27	291,086

325,000		WRKCo, Inc	4.000	03/15/28	318,679

240,000		WRKCo, Inc	3.900	06/01/28	234,299

950,000		WRKCo, Inc	4.900	03/15/29	954,698

685,000		WRKCo, Inc	4.200	06/01/32	649,383

1,400,000		WRKCo, Inc	3.000	06/15/33	1,201,435

750,000		Yamana Gold, Inc	2.630	08/15/31	644,857

		TOTAL MATERIALS			207,319,273

		MEDIA & ENTERTAINMENT - 0.8%

1,250,000		Alphabet, Inc	1.998	08/15/26	1,214,656

1,000,000		Alphabet, Inc	0.800	08/15/27	928,927

850,000		Alphabet, Inc	1.100	08/15/30	724,102

1,000,000		Alphabet, Inc	1.900	08/15/40	669,777

2,800,000		Alphabet, Inc	2.050	08/15/50	1,586,116

1,100,000	(a)	Alphabet, Inc	2.250	08/15/60	610,492

1,600,000		Asian Infrastructure Investment Bank	4.500	01/16/30	1,629,148

1,000,000		Baidu, Inc	1.720	04/09/26	972,973

500,000		Baidu, Inc	4.375	03/29/28	498,344

500,000		Baidu, Inc	4.875	11/14/28	506,360

300,000		Baidu, Inc	3.425	04/07/30	284,370

750,000	(a)	Baidu, Inc	2.375	10/09/30	669,364

1,000,000	(a)	Baidu, Inc	2.375	08/23/31	878,007

500,000	(b)	Blue Owl Technology Finance Corp	6.100	03/15/28	498,692

950,000		Charter Communications Operating LLC	3.750	02/15/28	920,793

2,750,000		Charter Communications Operating LLC	4.200	03/15/28	2,696,866

650,000		Charter Communications Operating LLC	2.250	01/15/29	585,405

1,250,000		Charter Communications Operating LLC	6.100	06/01/29	1,290,688

2,000,000		Charter Communications Operating LLC	2.800	04/01/31	1,726,779

1,500,000		Charter Communications Operating LLC	2.300	02/01/32	1,214,481

500,000		Charter Communications Operating LLC	4.400	04/01/33	452,045

2,500,000		Charter Communications Operating LLC	6.650	02/01/34	2,591,310

2,625,000		Charter Communications Operating LLC	6.550	06/01/34	2,700,268

750,000		Charter Communications Operating LLC	6.384	10/23/35	760,060

1,500,000		Charter Communications Operating LLC	5.375	04/01/38	1,352,244

1,500,000		Charter Communications Operating LLC	3.500	06/01/41	1,039,091

1,000,000		Charter Communications Operating LLC	3.500	03/01/42	684,068

1,550,000		Charter Communications Operating LLC	6.484	10/23/45	1,473,547

1,400,000		Charter Communications Operating LLC	5.375	05/01/47	1,160,012

1,375,000		Charter Communications Operating LLC	5.750	04/01/48	1,185,885

1,600,000		Charter Communications Operating LLC	5.125	07/01/49	1,269,912

2,500,000		Charter Communications Operating LLC	4.800	03/01/50	1,884,834

2,500,000		Charter Communications Operating LLC	3.700	04/01/51	1,576,555

3,000,000		Charter Communications Operating LLC	3.900	06/01/52	1,939,883

2,750,000		Charter Communications Operating LLC	5.250	04/01/53	2,222,278

2,000,000		Charter Communications Operating LLC	3.850	04/01/61	1,214,720

1,500,000		Charter Communications Operating LLC	4.400	12/01/61	996,035

1,000,000		Charter Communications Operating LLC	3.950	06/30/62	614,388

500,000		Charter Communications Operating LLC	5.500	04/01/63	401,522

1,025,000		Comcast Corp	2.350	01/15/27	990,516

1,450,000		Comcast Corp	3.300	02/01/27	1,424,877

750,000		Comcast Corp	5.350	11/15/27	769,268

900,000		Comcast Corp	3.150	02/15/28	871,212

2,675,000		Comcast Corp	4.150	10/15/28	2,645,829

1,000,000		Comcast Corp	4.550	01/15/29	1,004,104

1,500,000		Comcast Corp	5.100	06/01/29	1,534,731

5,000,000		Comcast Corp	3.400	04/01/30	4,731,534

3,300,000		Comcast Corp	4.250	10/15/30	3,238,567

See Notes to Financial Statements	77

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MEDIA & ENTERTAINMENT - 0.8% (continued)

$1,950,000		Comcast Corp	1.950%	01/15/31	$1,673,478

3,850,000		Comcast Corp	1.500	02/15/31	3,217,775

3,250,000		Comcast Corp	5.500	11/15/32	3,377,383

1,925,000		Comcast Corp	4.250	01/15/33	1,830,113

2,000,000		Comcast Corp	4.650	02/15/33	1,960,449

150,000		Comcast Corp	7.050	03/15/33	169,551

2,000,000		Comcast Corp	4.800	05/15/33	1,969,531

1,500,000	(a)	Comcast Corp	5.300	06/01/34	1,525,098

200,000		Comcast Corp	4.200	08/15/34	186,816

500,000		Comcast Corp	4.400	08/15/35	469,556

36,000		Comcast Corp	6.500	11/15/35	39,829

3,475,000		Comcast Corp	3.200	07/15/36	2,872,484

3,150,000		Comcast Corp	3.900	03/01/38	2,703,423

1,000,000		Comcast Corp	3.250	11/01/39	776,535

3,800,000		Comcast Corp	3.750	04/01/40	3,117,047

1,275,000		Comcast Corp	3.400	07/15/46	912,403

631,000		Comcast Corp	3.969	11/01/47	487,203

1,500,000		Comcast Corp	4.000	03/01/48	1,161,533

1,407,000		Comcast Corp	3.999	11/01/49	1,079,422

2,525,000		Comcast Corp	3.450	02/01/50	1,747,865

425,000		Comcast Corp	2.800	01/15/51	256,182

2,237,000		Comcast Corp	2.887	11/01/51	1,364,284

1,050,000		Comcast Corp	2.450	08/15/52	575,704

3,750,000		Comcast Corp	5.350	05/15/53	3,498,068

1,000,000		Comcast Corp	5.650	06/01/54	979,287

2,708,000		Comcast Corp	2.937	11/01/56	1,591,085

850,000		Comcast Corp	2.650	08/15/62	446,625

6,758,000		Comcast Corp	2.987	11/01/63	3,842,089

2,000,000		Comcast Corp	5.500	05/15/64	1,878,402

2,275,000		Discovery Communications LLC	3.950	03/20/28	2,186,021

1,000,000		Discovery Communications LLC	4.125	05/15/29	943,603

250,000		Discovery Communications LLC	3.625	05/15/30	224,910

1,000,000		Electronic Arts, Inc	1.850	02/15/31	850,118

1,000,000		Electronic Arts, Inc	2.950	02/15/51	634,290

2,250,000		Fox Corp	4.709	01/25/29	2,242,055

500,000	(a)	Fox Corp	3.500	04/08/30	471,621

1,000,000		Fox Corp	6.500	10/13/33	1,071,063

1,500,000		Fox Corp	5.476	01/25/39	1,446,266

650,000		Fox Corp	5.576	01/25/49	608,813

403,000		Grupo Televisa SAB	6.125	01/31/46	338,407

1,000,000		Inter-American Investment Corp	3.625	02/17/27	991,278

1,000,000		Inter-American Investment Corp	4.250	02/14/29	1,004,334

350,000		Interpublic Group of Cos, Inc	4.650	10/01/28	349,353

500,000		Interpublic Group of Cos, Inc	4.750	03/30/30	498,598

1,000,000		Interpublic Group of Cos, Inc	2.400	03/01/31	873,014

500,000		Interpublic Group of Cos, Inc	5.375	06/15/33	502,578

1,000,000		Interpublic Group of Cos, Inc	3.375	03/01/41	747,044

400,000		Interpublic Group of Cos, Inc	5.400	10/01/48	371,759

2,000,000		Meta Platforms, Inc	3.500	08/15/27	1,971,611

1,500,000		Meta Platforms, Inc	4.600	05/15/28	1,518,091

1,000,000		Meta Platforms, Inc	4.800	05/15/30	1,021,578

2,000,000		Meta Platforms, Inc	3.850	08/15/32	1,891,649

1,500,000		Meta Platforms, Inc	4.950	05/15/33	1,518,580

2,000,000		Meta Platforms, Inc	4.450	08/15/52	1,702,743

2,500,000		Meta Platforms, Inc	5.600	05/15/53	2,520,325

2,500,000		Meta Platforms, Inc	5.400	08/15/54	2,449,514

2,500,000		Meta Platforms, Inc	4.650	08/15/62	2,142,700

1,000,000		Meta Platforms, Inc	5.750	05/15/63	1,015,448

870,000		NBCUniversal Media LLC	4.450	01/15/43	750,657

2,500,000		Netflix, Inc	4.875	04/15/28	2,536,039

2,500,000		Netflix, Inc	5.875	11/15/28	2,614,589

1,000,000		Netflix, Inc	4.900	08/15/34	1,000,729

78	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MEDIA & ENTERTAINMENT - 0.8% (continued)

$500,000	Netflix, Inc	5.400%	08/15/54	$490,504

1,050,000	Omnicom Group, Inc	3.600	04/15/26	1,039,649

750,000	Omnicom Group, Inc	2.450	04/30/30	672,889

325,000	Omnicom Group, Inc	4.200	06/01/30	316,844

700,000	Omnicom Group, Inc	2.600	08/01/31	612,408

750,000	Omnicom Group, Inc	5.300	11/01/34	749,231

341,000	Paramount Global	2.900	01/15/27	329,919

200,000	Paramount Global	3.375	02/15/28	192,101

1,300,000	Paramount Global	3.700	06/01/28	1,252,478

500,000	Paramount Global	4.200	06/01/29	480,899

500,000	Paramount Global	7.875	07/30/30	549,280

1,000,000	Paramount Global	4.950	01/15/31	960,939

1,500,000	Paramount Global	4.200	05/19/32	1,345,163

200,000	Paramount Global	4.850	07/01/42	159,896

2,179,000	Paramount Global	4.375	03/15/43	1,613,934

625,000	Paramount Global	5.850	09/01/43	547,257

200,000	Paramount Global	4.900	08/15/44	154,678

800,000	Paramount Global	4.600	01/15/45	599,333

1,000,000	Paramount Global	4.950	05/19/50	766,263

2,000,000	S&P Global, Inc	5.250	09/15/33	2,046,680

375,000	Take-Two Interactive Software, Inc	3.700	04/14/27	368,850

1,500,000	Take-Two Interactive Software, Inc	4.950	03/28/28	1,514,482

1,000,000	Take-Two Interactive Software, Inc	4.000	04/14/32	936,204

750,000	Tencent Music Entertainment Group	2.000	09/03/30	651,874

1,075,000	Time Warner Cable LLC	6.550	05/01/37	1,066,315

400,000	Time Warner Cable LLC	7.300	07/01/38	419,931

500,000	Time Warner Cable LLC	6.750	06/15/39	499,713

890,000	Time Warner Cable LLC	5.875	11/15/40	816,008

475,000	Time Warner Cable LLC	5.500	09/01/41	411,990

4,375,000	Time Warner Cable LLC	4.500	09/15/42	3,332,672

300,000	Time Warner Entertainment Co LP	8.375	07/15/33	342,423

475,000	TWDC Enterprises 18 Corp	1.850	07/30/26	460,316

1,500,000	TWDC Enterprises 18 Corp	2.950	06/15/27	1,459,294

100,000	TWDC Enterprises 18 Corp	4.375	08/16/41	88,481

200,000	TWDC Enterprises 18 Corp	3.700	12/01/42	159,388

1,275,000	TWDC Enterprises 18 Corp	4.125	06/01/44	1,062,614

100,000	TWDC Enterprises 18 Corp	3.000	07/30/46	68,148

150,000	ViacomCBS, Inc	6.875	04/30/36	153,887

2,000,000	Walt Disney Co	2.200	01/13/28	1,896,133

425,000	Walt Disney Co	2.000	09/01/29	383,971

1,000,000	Walt Disney Co	3.800	03/22/30	969,508

2,000,000	Walt Disney Co	2.650	01/13/31	1,806,796

229,000	Walt Disney Co	6.400	12/15/35	255,122

325,000	Walt Disney Co	6.650	11/15/37	368,880

1,000,000	Walt Disney Co	3.500	05/13/40	811,434

1,425,000	Walt Disney Co	6.150	02/15/41	1,531,385

225,000	Walt Disney Co	5.400	10/01/43	222,889

500,000	Walt Disney Co	4.750	09/15/44	453,849

300,000	Walt Disney Co	4.950	10/15/45	278,684

700,000	Walt Disney Co	4.750	11/15/46	624,849

1,600,000	Walt Disney Co	2.750	09/01/49	1,005,626

3,000,000	Walt Disney Co	4.700	03/23/50	2,679,748

4,500,000	Walt Disney Co	3.600	01/13/51	3,316,756

2,000,000	Walt Disney Co	3.800	05/13/60	1,464,999

7,000,000	Warnermedia Holdings, Inc	3.755	03/15/27	6,827,504

3,325,000	Warnermedia Holdings, Inc	4.054	03/15/29	3,131,330

2,625,000	Warnermedia Holdings, Inc	4.279	03/15/32	2,312,729

2,750,000	Warnermedia Holdings, Inc	5.050	03/15/42	2,199,461

9,350,000	Warnermedia Holdings, Inc	5.141	03/15/52	6,816,119

2,975,000	Warnermedia Holdings, Inc	5.391	03/15/62	2,153,583

See Notes to Financial Statements	79

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MEDIA & ENTERTAINMENT - 0.8% (continued)

$900,000	(a)	Weibo Corp	3.375%	07/08/30	$830,529

		TOTAL MEDIA & ENTERTAINMENT			220,589,052

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%

3,000,000		AbbVie, Inc	4.650	03/15/28	3,024,329

1,950,000		AbbVie, Inc	4.800	03/15/29	1,974,757

4,750,000		AbbVie, Inc	3.200	11/21/29	4,487,003

3,000,000		AbbVie, Inc	4.875	03/15/30	3,043,239

3,000,000		AbbVie, Inc	4.950	03/15/31	3,047,924

1,500,000		AbbVie, Inc	5.050	03/15/34	1,510,631

2,250,000		AbbVie, Inc	4.550	03/15/35	2,172,141

3,000,000		AbbVie, Inc	5.200	03/15/35	3,047,773

1,925,000		AbbVie, Inc	4.500	05/14/35	1,847,475

675,000		AbbVie, Inc	4.300	05/14/36	630,835

3,300,000		AbbVie, Inc	4.050	11/21/39	2,893,935

2,175,000		AbbVie, Inc	4.400	11/06/42	1,920,313

3,000,000		AbbVie, Inc	5.350	03/15/44	2,966,769

1,625,000		AbbVie, Inc	4.850	06/15/44	1,508,077

1,310,000		AbbVie, Inc	4.750	03/15/45	1,193,235

925,000		AbbVie, Inc	4.700	05/14/45	835,397

1,350,000		AbbVie, Inc	4.450	05/14/46	1,173,039

1,150,000		AbbVie, Inc	4.875	11/14/48	1,054,103

4,975,000		AbbVie, Inc	4.250	11/21/49	4,121,653

1,050,000		AbbVie, Inc	5.400	03/15/54	1,031,303

3,000,000		AbbVie, Inc	5.600	03/15/55	3,036,143

3,000,000		AbbVie, Inc	5.500	03/15/64	2,951,595

200,000		Agilent Technologies, Inc	3.050	09/22/26	195,797

500,000		Agilent Technologies, Inc	2.750	09/15/29	460,693

1,000,000		Agilent Technologies, Inc	2.100	06/04/30	880,821

1,000,000		Agilent Technologies, Inc	2.300	03/12/31	868,914

1,000,000		Agilent Technologies, Inc	4.750	09/09/34	969,219

1,225,000		Amgen, Inc	2.600	08/19/26	1,195,593

3,250,000		Amgen, Inc	2.200	02/21/27	3,120,722

775,000		Amgen, Inc	3.200	11/02/27	752,525

5,000,000		Amgen, Inc	5.150	03/02/28	5,089,919

1,500,000		Amgen, Inc	1.650	08/15/28	1,370,847

1,000,000		Amgen, Inc	4.050	08/18/29	977,787

1,000,000		Amgen, Inc	2.450	02/21/30	902,620

4,175,000		Amgen, Inc	5.250	03/02/30	4,270,249

500,000		Amgen, Inc	2.300	02/25/31	436,626

850,000		Amgen, Inc	3.350	02/22/32	775,320

1,000,000		Amgen, Inc	4.200	03/01/33	947,890

2,300,000		Amgen, Inc	5.250	03/02/33	2,333,217

1,325,000		Amgen, Inc	3.150	02/21/40	1,012,516

1,500,000		Amgen, Inc	2.800	08/15/41	1,075,757

126,000		Amgen, Inc	5.150	11/15/41	118,793

3,900,000		Amgen, Inc	5.600	03/02/43	3,865,783

2,675,000		Amgen, Inc	4.400	05/01/45	2,262,591

2,128,000		Amgen, Inc	4.563	06/15/48	1,792,075

2,575,000		Amgen, Inc	3.375	02/21/50	1,802,388

2,447,000		Amgen, Inc	4.663	06/15/51	2,090,730

1,000,000		Amgen, Inc	3.000	01/15/52	645,353

1,000,000		Amgen, Inc	4.200	02/22/52	786,328

1,000,000		Amgen, Inc	4.875	03/01/53	873,219

2,950,000		Amgen, Inc	5.650	03/02/53	2,893,739

172,000		Amgen, Inc	2.770	09/01/53	102,294

1,000,000		Amgen, Inc	4.400	02/22/62	786,052

1,250,000		Amgen, Inc	5.750	03/02/63	1,218,135

2,000,000		AstraZeneca Finance LLC	1.200	05/28/26	1,932,504

1,000,000		AstraZeneca Finance LLC	4.875	03/03/28	1,016,722

2,000,000		AstraZeneca Finance LLC	1.750	05/28/28	1,849,982

1,500,000		AstraZeneca Finance LLC	4.850	02/26/29	1,522,240

1,000,000		AstraZeneca Finance LLC	4.900	03/03/30	1,019,994

80	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)

$1,500,000		AstraZeneca Finance LLC	4.900%	02/26/31	$1,526,840

1,500,000		AstraZeneca Finance LLC	5.000	02/26/34	1,514,578

1,000,000		AstraZeneca plc	0.700	04/08/26	964,345

950,000		AstraZeneca plc	3.125	06/12/27	929,358

1,700,000		AstraZeneca plc	4.000	01/17/29	1,680,157

1,000,000		AstraZeneca plc	1.375	08/06/30	852,268

1,900,000		AstraZeneca plc	6.450	09/15/37	2,124,451

625,000		AstraZeneca plc	4.000	09/18/42	528,510

500,000		AstraZeneca plc	4.375	11/16/45	435,326

750,000		AstraZeneca plc	4.375	08/17/48	644,699

600,000		AstraZeneca plc	2.125	08/06/50	332,723

1,500,000		AstraZeneca plc	3.000	05/28/51	1,002,189

149,000		Baxalta, Inc	5.250	06/23/45	141,045

1,800,000		Biogen, Inc	2.250	05/01/30	1,587,571

1,375,000		Biogen, Inc	3.150	05/01/50	863,726

1,346,000	(a)	Biogen, Inc	3.250	02/15/51	862,391

200,000		Bio-Rad Laboratories, Inc	3.300	03/15/27	195,046

525,000		Bio-Rad Laboratories, Inc	3.700	03/15/32	473,764

2,500,000		Bristol-Myers Squibb Co	4.900	02/22/29	2,543,454

1,150,000		Bristol-Myers Squibb Co	1.450	11/13/30	978,523

1,500,000		Bristol-Myers Squibb Co	5.750	02/01/31	1,586,349

2,500,000		Bristol-Myers Squibb Co	5.100	02/22/31	2,559,647

1,400,000		Bristol-Myers Squibb Co	2.950	03/15/32	1,250,672

1,250,000		Bristol-Myers Squibb Co	5.900	11/15/33	1,335,580

3,500,000		Bristol-Myers Squibb Co	5.200	02/22/34	3,561,056

1,700,000		Bristol-Myers Squibb Co	4.125	06/15/39	1,502,733

125,000		Bristol-Myers Squibb Co	2.350	11/13/40	85,340

375,000		Bristol-Myers Squibb Co	3.550	03/15/42	295,585

650,000		Bristol-Myers Squibb Co	3.250	08/01/42	487,658

2,500,000		Bristol-Myers Squibb Co	5.500	02/22/44	2,488,193

500,000		Bristol-Myers Squibb Co	4.350	11/15/47	418,928

1,786,000		Bristol-Myers Squibb Co	4.550	02/20/48	1,541,813

3,900,000		Bristol-Myers Squibb Co	4.250	10/26/49	3,190,609

1,500,000		Bristol-Myers Squibb Co	2.550	11/13/50	883,493

2,075,000		Bristol-Myers Squibb Co	3.700	03/15/52	1,530,900

1,250,000		Bristol-Myers Squibb Co	6.250	11/15/53	1,342,089

3,500,000		Bristol-Myers Squibb Co	5.550	02/22/54	3,449,230

1,000,000		Bristol-Myers Squibb Co	3.900	03/15/62	723,936

1,250,000		Bristol-Myers Squibb Co	6.400	11/15/63	1,367,298

1,500,000		Bristol-Myers Squibb Co	5.650	02/22/64	1,469,676

200,000		Danaher Corp	4.375	09/15/45	173,279

400,000		Danaher Corp	2.600	10/01/50	242,350

750,000		Danaher Corp	2.800	12/10/51	470,756

1,500,000		Eli Lilly & Co	4.550	02/12/28	1,514,826

1,500,000		Eli Lilly & Co	4.200	08/14/29	1,491,257

1,500,000		Eli Lilly & Co	4.750	02/12/30	1,522,978

1,500,000		Eli Lilly & Co	4.900	02/12/32	1,522,350

850,000		Eli Lilly & Co	4.700	02/27/33	850,705

1,500,000		Eli Lilly & Co	4.700	02/09/34	1,483,808

1,200,000		Eli Lilly & Co	4.600	08/14/34	1,179,478

1,500,000		Eli Lilly & Co	5.100	02/12/35	1,529,602

1,300,000		Eli Lilly & Co	2.250	05/15/50	746,135

1,550,000		Eli Lilly & Co	4.875	02/27/53	1,424,948

1,500,000		Eli Lilly & Co	5.000	02/09/54	1,406,388

2,000,000		Eli Lilly & Co	5.050	08/14/54	1,889,726

1,500,000		Eli Lilly & Co	5.500	02/12/55	1,518,755

750,000		Eli Lilly & Co	2.500	09/15/60	413,570

1,425,000		Eli Lilly & Co	4.950	02/27/63	1,297,333

1,500,000		Eli Lilly & Co	5.100	02/09/64	1,398,526

1,500,000		Eli Lilly & Co	5.200	08/14/64	1,422,132

1,500,000		Eli Lilly & Co	5.600	02/12/65	1,513,757

525,000		Gilead Sciences, Inc	2.950	03/01/27	511,497

See Notes to Financial Statements	81

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)

$1,000,000		Gilead Sciences, Inc	4.800%	11/15/29	$1,010,058

5,815,000		Gilead Sciences, Inc	1.650	10/01/30	4,973,201

1,500,000		Gilead Sciences, Inc	5.250	10/15/33	1,535,168

1,000,000		Gilead Sciences, Inc	5.100	06/15/35	1,003,940

450,000		Gilead Sciences, Inc	4.600	09/01/35	434,218

1,300,000		Gilead Sciences, Inc	4.000	09/01/36	1,171,598

325,000		Gilead Sciences, Inc	2.600	10/01/40	231,901

250,000		Gilead Sciences, Inc	5.650	12/01/41	253,403

1,025,000		Gilead Sciences, Inc	4.800	04/01/44	935,380

950,000		Gilead Sciences, Inc	4.500	02/01/45	828,285

925,000		Gilead Sciences, Inc	4.750	03/01/46	832,052

1,525,000		Gilead Sciences, Inc	4.150	03/01/47	1,253,715

2,600,000		Gilead Sciences, Inc	2.800	10/01/50	1,631,564

1,000,000		Gilead Sciences, Inc	5.550	10/15/53	995,261

1,000,000		Gilead Sciences, Inc	5.500	11/15/54	989,588

1,000,000		Gilead Sciences, Inc	5.600	11/15/64	988,539

2,900,000		GlaxoSmithKline Capital plc	3.375	06/01/29	2,790,854

925,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	913,087

1,000,000		GlaxoSmithKline Capital, Inc	4.500	04/15/30	999,957

350,000		GlaxoSmithKline Capital, Inc	5.375	04/15/34	362,093

2,000,000		GlaxoSmithKline Capital, Inc	4.875	04/15/35	1,980,365

1,243,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,371,047

850,000		GlaxoSmithKline Capital, Inc	4.200	03/18/43	734,664

1,000,000		Illumina, Inc	5.750	12/13/27	1,022,380

1,500,000		Illumina, Inc	2.550	03/23/31	1,294,326

1,000,000		Johnson & Johnson	4.700	03/01/30	1,016,871

2,000,000		Johnson & Johnson	1.300	09/01/30	1,713,948

850,000		Johnson & Johnson	4.900	06/01/31	870,263

3,000,000		Johnson & Johnson	4.850	03/01/32	3,048,097

1,000,000		Johnson & Johnson	4.375	12/05/33	988,826

1,500,000	(a)	Johnson & Johnson	4.950	06/01/34	1,537,509

3,000,000		Johnson & Johnson	5.000	03/01/35	3,052,647

250,000		Johnson & Johnson	3.550	03/01/36	224,131

450,000		Johnson & Johnson	3.625	03/03/37	400,946

250,000		Johnson & Johnson	5.950	08/15/37	275,383

675,000		Johnson & Johnson	3.400	01/15/38	577,233

375,000		Johnson & Johnson	5.850	07/15/38	408,797

1,000,000		Johnson & Johnson	2.100	09/01/40	689,439

300,000		Johnson & Johnson	4.500	12/05/43	278,683

1,200,000		Johnson & Johnson	3.700	03/01/46	969,810

1,625,000		Johnson & Johnson	3.750	03/03/47	1,307,849

2,100,000		Johnson & Johnson	3.500	01/15/48	1,620,098

1,500,000		Johnson & Johnson	2.250	09/01/50	878,781

1,500,000		Johnson & Johnson	5.250	06/01/54	1,506,585

1,000,000	(a)	Johnson & Johnson	2.450	09/01/60	559,135

2,000,000		Merck & Co, Inc	1.700	06/10/27	1,898,460

1,000,000		Merck & Co, Inc	4.050	05/17/28	997,060

1,500,000		Merck & Co, Inc	1.900	12/10/28	1,379,266

1,000,000		Merck & Co, Inc	4.300	05/17/30	995,656

3,175,000		Merck & Co, Inc	1.450	06/24/30	2,730,675

1,150,000		Merck & Co, Inc	2.150	12/10/31	989,494

1,000,000	(a)	Merck & Co, Inc	4.500	05/17/33	983,469

1,475,000		Merck & Co, Inc	3.900	03/07/39	1,279,810

425,000		Merck & Co, Inc	2.350	06/24/40	297,767

100,000		Merck & Co, Inc	3.600	09/15/42	79,057

925,000		Merck & Co, Inc	4.150	05/18/43	788,887

1,250,000		Merck & Co, Inc	4.900	05/17/44	1,173,722

1,825,000		Merck & Co, Inc	3.700	02/10/45	1,441,877

1,600,000		Merck & Co, Inc	4.000	03/07/49	1,281,580

375,000		Merck & Co, Inc	2.450	06/24/50	221,144

625,000		Merck & Co, Inc	2.750	12/10/51	386,842

1,375,000		Merck & Co, Inc	5.000	05/17/53	1,270,201

82	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)

$1,100,000		Merck & Co, Inc	2.900%	12/10/61	$641,733

1,500,000		Merck & Co, Inc	5.150	05/17/63	1,396,644

500,000		Mylan, Inc	4.550	04/15/28	489,725

700,000		Mylan, Inc	5.200	04/15/48	545,477

3,500,000		Novartis Capital Corp	2.000	02/14/27	3,371,785

2,300,000		Novartis Capital Corp	3.100	05/17/27	2,252,672

1,000,000		Novartis Capital Corp	3.800	09/18/29	979,248

1,000,000		Novartis Capital Corp	2.200	08/14/30	893,924

1,000,000		Novartis Capital Corp	4.000	09/18/31	970,620

1,500,000		Novartis Capital Corp	4.200	09/18/34	1,432,259

400,000		Novartis Capital Corp	3.700	09/21/42	327,297

1,025,000		Novartis Capital Corp	4.400	05/06/44	914,351

1,000,000		Novartis Capital Corp	4.000	11/20/45	836,647

750,000		Novartis Capital Corp	2.750	08/14/50	485,612

350,000		Novartis Capital Corp	4.700	09/18/54	315,143

5,000,000		Pfizer Investment Enterprises Pte Ltd	4.450	05/19/28	5,012,051

5,000,000		Pfizer Investment Enterprises Pte Ltd	4.650	05/19/30	5,025,736

3,300,000		Pfizer Investment Enterprises Pte Ltd	4.750	05/19/33	3,263,730

3,850,000		Pfizer Investment Enterprises Pte Ltd	5.110	05/19/43	3,671,669

4,775,000		Pfizer Investment Enterprises Pte Ltd	5.300	05/19/53	4,533,735

4,500,000		Pfizer Investment Enterprises Pte Ltd	5.340	05/19/63	4,189,653

350,000		Pfizer, Inc	2.750	06/03/26	344,189

2,850,000		Pfizer, Inc	3.000	12/15/26	2,792,674

950,000		Pfizer, Inc	3.600	09/15/28	932,866

1,550,000		Pfizer, Inc	3.450	03/15/29	1,500,697

1,500,000		Pfizer, Inc	1.750	08/18/31	1,270,778

425,000		Pfizer, Inc	4.000	12/15/36	387,094

500,000		Pfizer, Inc	4.100	09/15/38	446,087

875,000		Pfizer, Inc	3.900	03/15/39	755,082

350,000		Pfizer, Inc	7.200	03/15/39	413,514

1,250,000		Pfizer, Inc	2.550	05/28/40	888,138

625,000		Pfizer, Inc	4.300	06/15/43	540,635

1,100,000		Pfizer, Inc	4.400	05/15/44	963,362

1,875,000		Pfizer, Inc	4.125	12/15/46	1,535,245

1,200,000		Pfizer, Inc	4.200	09/15/48	984,806

2,100,000		Pfizer, Inc	4.000	03/15/49	1,661,215

1,000,000		Pfizer, Inc	2.700	05/28/50	617,946

1,000,000		Regeneron Pharmaceuticals, Inc	1.750	09/15/30	852,712

500,000		Regeneron Pharmaceuticals, Inc	2.800	09/15/50	295,677

500,000		Revvity, Inc	3.300	09/15/29	468,172

1,000,000		Revvity, Inc	2.550	03/15/31	867,338

300,000		Revvity, Inc	2.250	09/15/31	252,465

1,000,000		Revvity, Inc	3.625	03/15/51	699,778

1,000,000		Royalty Pharma plc	5.150	09/02/29	1,006,563

375,000		Royalty Pharma plc	2.200	09/02/30	324,305

1,000,000	(a)	Royalty Pharma plc	5.400	09/02/34	988,543

1,000,000		Royalty Pharma plc	3.300	09/02/40	738,253

1,000,000		Royalty Pharma plc	3.550	09/02/50	670,260

1,000,000		Royalty Pharma plc	3.350	09/02/51	633,404

500,000		Royalty Pharma plc	5.900	09/02/54	478,301

500,000		Sanofi	3.625	06/19/28	491,205

32,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	31,411

2,100,000		Takeda Pharmaceutical Co Ltd	5.000	11/26/28	2,127,474

700,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	617,119

1,000,000		Takeda Pharmaceutical Co Ltd	5.300	07/05/34	1,011,929

2,050,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	1,529,451

1,000,000		Takeda Pharmaceutical Co Ltd	5.650	07/05/44	998,546

1,150,000		Takeda Pharmaceutical Co Ltd	3.175	07/09/50	755,681

1,000,000		Takeda Pharmaceutical Co Ltd	5.650	07/05/54	978,229

1,000,000	(a)	Takeda Pharmaceutical Co Ltd	3.375	07/09/60	639,412

1,000,000		Takeda Pharmaceutical Co Ltd	5.800	07/05/64	980,168

500,000		Thermo Fisher Scientific, Inc	4.800	11/21/27	506,383

See Notes to Financial Statements	83

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$1,000,000	(a)	Thermo Fisher Scientific, Inc	5.000%	01/31/29	$1,022,415
1,500,000		Thermo Fisher Scientific, Inc	2.600	10/01/29	1,388,133
1,500,000		Thermo Fisher Scientific, Inc	4.977	08/10/30	1,530,006
275,000		Thermo Fisher Scientific, Inc	2.000	10/15/31	235,180
500,000		Thermo Fisher Scientific, Inc	4.950	11/21/32	506,129
1,500,000		Thermo Fisher Scientific, Inc	5.086	08/10/33	1,519,349
1,000,000		Thermo Fisher Scientific, Inc	5.200	01/31/34	1,016,638
1,500,000		Thermo Fisher Scientific, Inc	2.800	10/15/41	1,073,630
1,500,000		Thermo Fisher Scientific, Inc	5.404	08/10/43	1,500,297
200,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	195,932
200,000		Thermo Fisher Scientific, Inc	4.100	08/15/47	165,107
1,688,000		Utah Acquisition Sub, Inc	3.950	06/15/26	1,665,346
750,000		Utah Acquisition Sub, Inc	5.250	06/15/46	599,977
400,000		Viatris, Inc	2.300	06/22/27	376,617
375,000		Viatris, Inc	2.700	06/22/30	326,577
600,000		Viatris, Inc	3.850	06/22/40	436,172
1,950,000		Viatris, Inc	4.000	06/22/50	1,278,899
150,000		Wyeth LLC	6.500	02/01/34	165,811
275,000		Wyeth LLC	5.950	04/01/37	291,397
425,000		Zoetis, Inc	3.000	09/12/27	411,009
500,000		Zoetis, Inc	3.900	08/20/28	491,074
2,000,000		Zoetis, Inc	5.600	11/16/32	2,086,161
900,000		Zoetis, Inc	4.700	02/01/43	817,320
650,000		Zoetis, Inc	3.950	09/12/47	515,144
200,000		Zoetis, Inc	4.450	08/20/48	169,947
375,000		Zoetis, Inc	3.000	05/15/50	247,467

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			347,678,722

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000		CBRE Services, Inc	5.500	04/01/29	512,712
1,000,000		CBRE Services, Inc	2.500	04/01/31	870,506
1,000,000		CBRE Services, Inc	5.950	08/15/34	1,045,541

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			2,428,759

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
2,000,000		Advanced Micro Devices, Inc	4.319	03/24/28	2,011,108
500,000		Advanced Micro Devices, Inc	3.924	06/01/32	475,239
500,000	(a)	Advanced Micro Devices, Inc	4.393	06/01/52	424,636
1,175,000		Analog Devices, Inc	3.500	12/05/26	1,159,978
400,000		Analog Devices, Inc	3.450	06/15/27	393,017
1,000,000		Analog Devices, Inc	1.700	10/01/28	914,340
600,000		Analog Devices, Inc	2.100	10/01/31	515,209
500,000		Analog Devices, Inc	5.050	04/01/34	507,375
300,000		Analog Devices, Inc	2.800	10/01/41	217,160
1,000,000		Analog Devices, Inc	2.950	10/01/51	650,405
500,000		Analog Devices, Inc	5.300	04/01/54	482,592
1,000,000		Applied Materials, Inc	3.300	04/01/27	982,725
1,500,000		Applied Materials, Inc	4.800	06/15/29	1,524,310
950,000		Applied Materials, Inc	1.750	06/01/30	829,821
250,000		Applied Materials, Inc	5.100	10/01/35	254,946
100,000		Applied Materials, Inc	5.850	06/15/41	105,027
1,200,000		Applied Materials, Inc	4.350	04/01/47	1,029,316
775,000		Applied Materials, Inc	2.750	06/01/50	489,903
2,500,000		Broadcom, Inc	4.800	04/15/28	2,518,346
300,000(b)		Broadcom, Inc	4.000	04/15/29	292,811
1,150,000		Broadcom, Inc	5.050	07/12/29	1,165,973
1,000,000		Broadcom, Inc	4.350	02/15/30	985,331
2,500,000		Broadcom, Inc	5.050	04/15/30	2,533,212
343,000		Broadcom, Inc	4.150	11/15/30	331,967
1,500,000	(b)	Broadcom, Inc	2.450	02/15/31	1,319,740
2,000,000		Broadcom, Inc	5.150	11/15/31	2,028,262
1,000,000		Broadcom, Inc	4.550	02/15/32	975,703
625,000	(b)	Broadcom, Inc	4.150	04/15/32	592,826
1,000,000		Broadcom, Inc	5.200	04/15/32	1,014,702

84	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)

$1,500,000		Broadcom, Inc	4.300%	11/15/32	$1,431,875

1,500,000	(b)	Broadcom, Inc	2.600	02/15/33	1,264,173

5,883,000	(b)	Broadcom, Inc	3.419	04/15/33	5,237,982

2,522,000	(b)	Broadcom, Inc	3.469	04/15/34	2,220,003

1,100,000		Broadcom, Inc	4.800	10/15/34	1,073,799

6,327,000	(b)	Broadcom, Inc	3.137	11/15/35	5,244,161

4,043,000	(b)	Broadcom, Inc	3.187	11/15/36	3,318,477

3,336,000	(b)	Broadcom, Inc	4.926	05/15/37	3,207,507

850,000	(b)	Broadcom, Inc	3.500	02/15/41	665,599

3,000,000	(b)	Broadcom, Inc	3.750	02/15/51	2,243,658

2,480,000		Intel Corp	2.600	05/19/26	2,425,771

1,000,000		Intel Corp	3.750	08/05/27	979,245

2,000,000		Intel Corp	4.875	02/10/28	2,010,584

1,500,000		Intel Corp	1.600	08/12/28	1,354,289

1,000,000		Intel Corp	4.000	08/05/29	964,634

2,500,000		Intel Corp	2.450	11/15/29	2,241,750

1,000,000		Intel Corp	5.125	02/10/30	1,007,029

1,500,000		Intel Corp	3.900	03/25/30	1,428,952

1,500,000		Intel Corp	5.000	02/21/31	1,498,865

2,000,000		Intel Corp	2.000	08/12/31	1,670,924

1,000,000		Intel Corp	4.150	08/05/32	927,062

250,000		Intel Corp	4.000	12/15/32	229,170

1,500,000	(a)	Intel Corp	5.200	02/10/33	1,481,052

2,000,000	(a)	Intel Corp	5.150	02/21/34	1,964,103

1,000,000		Intel Corp	2.800	08/12/41	663,197

1,000,000		Intel Corp	5.625	02/10/43	944,077

200,000		Intel Corp	4.100	05/19/46	148,919

675,000		Intel Corp	4.100	05/11/47	498,695

3,328,000		Intel Corp	3.734	12/08/47	2,319,827

2,500,000		Intel Corp	3.250	11/15/49	1,568,496

3,175,000		Intel Corp	4.750	03/25/50	2,558,154

1,000,000		Intel Corp	3.050	08/12/51	587,965

1,000,000		Intel Corp	4.900	08/05/52	819,667

1,500,000		Intel Corp	5.700	02/10/53	1,378,797

1,550,000		Intel Corp	5.600	02/21/54	1,409,565

1,000,000		Intel Corp	3.100	02/15/60	554,582

1,000,000		Intel Corp	5.050	08/05/62	813,450

1,000,000		Intel Corp	5.900	02/10/63	937,190

300,000		KLA Corp	4.100	03/15/29	296,418

850,000		KLA Corp	4.650	07/15/32	844,083

1,000,000		KLA Corp	4.700	02/01/34	983,877

500,000		KLA Corp	5.000	03/15/49	463,063

1,000,000		KLA Corp	3.300	03/01/50	694,075

1,500,000		KLA Corp	4.950	07/15/52	1,374,120

500,000		KLA Corp	5.250	07/15/62	470,971

275,000		Lam Research Corp	4.000	03/15/29	270,852

125,000		Lam Research Corp	1.900	06/15/30	109,757

825,000		Lam Research Corp	4.875	03/15/49	752,381

200,000		Lam Research Corp	2.875	06/15/50	128,395

1,200,000	(a)	Lam Research Corp	3.125	06/15/60	752,068

1,000,000		Marvell Technology, Inc	1.650	04/15/26	970,381

1,000,000		Marvell Technology, Inc	2.450	04/15/28	936,930

350,000		Marvell Technology, Inc	4.875	06/22/28	351,549

1,000,000	(a)	Marvell Technology, Inc	5.950	09/15/33	1,043,065

1,000,000		Microchip Technology, Inc	4.900	03/15/28	1,002,990

1,425,000	(a)	Microchip Technology, Inc	5.050	03/15/29	1,434,649

1,000,000		Microchip Technology, Inc	5.050	02/15/30	998,471

750,000		Micron Technology, Inc	4.185	02/15/27	744,162

1,000,000		Micron Technology, Inc	5.375	04/15/28	1,017,107

400,000		Micron Technology, Inc	5.327	02/06/29	405,918

1,000,000		Micron Technology, Inc	6.750	11/01/29	1,072,860

500,000		Micron Technology, Inc	4.663	02/15/30	493,771

See Notes to Financial Statements	85

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)

$500,000		Micron Technology, Inc	5.300%	01/15/31	$505,590

1,000,000		Micron Technology, Inc	2.703	04/15/32	854,041

1,000,000		Micron Technology, Inc	5.875	02/09/33	1,035,687

1,000,000		Micron Technology, Inc	5.875	09/15/33	1,040,132

1,000,000		Micron Technology, Inc	5.800	01/15/35	1,023,998

750,000		Micron Technology, Inc	3.366	11/01/41	553,990

750,000		Micron Technology, Inc	3.477	11/01/51	509,975

800,000		NVIDIA Corp	3.200	09/16/26	789,822

1,000,000		NVIDIA Corp	1.550	06/15/28	923,488

750,000		NVIDIA Corp	2.850	04/01/30	699,756

1,500,000		NVIDIA Corp	2.000	06/15/31	1,308,039

1,000,000		NVIDIA Corp	3.500	04/01/40	838,979

2,067,000		NVIDIA Corp	3.500	04/01/50	1,568,209

750,000		NXP BV	3.875	06/18/26	743,359

300,000		NXP BV	3.150	05/01/27	291,441

175,000		NXP BV	4.400	06/01/27	174,530

400,000		NXP BV	5.550	12/01/28	409,674

750,000		NXP BV	4.300	06/18/29	734,859

675,000		NXP BV	3.400	05/01/30	628,458

2,000,000		NXP BV	2.500	05/11/31	1,732,178

1,000,000		NXP BV	2.650	02/15/32	855,342

500,000		NXP BV	5.000	01/15/33	492,297

875,000	(b)	NXP BV	3.250	05/11/41	641,425

325,000		NXP BV	3.125	02/15/42	230,718

500,000		NXP BV	3.250	11/30/51	323,327

2,800,000		QUALCOMM, Inc	3.250	05/20/27	2,746,818

1,339,000		QUALCOMM, Inc	1.300	05/20/28	1,224,564

1,000,000		QUALCOMM, Inc	2.150	05/20/30	896,256

2,384,000		QUALCOMM, Inc	1.650	05/20/32	1,947,870

1,000,000		QUALCOMM, Inc	5.400	05/20/33	1,044,791

750,000	(a)	QUALCOMM, Inc	4.650	05/20/35	740,464

650,000		QUALCOMM, Inc	4.800	05/20/45	595,515

1,525,000		QUALCOMM, Inc	4.300	05/20/47	1,284,316

1,000,000		QUALCOMM, Inc	4.500	05/20/52	853,671

1,000,000		QUALCOMM, Inc	6.000	05/20/53	1,052,876

300,000		Skyworks Solutions, Inc	1.800	06/01/26	288,797

1,000,000		Skyworks Solutions, Inc	3.000	06/01/31	863,736

750,000	(a)	Texas Instruments, Inc	4.600	02/08/29	758,018

1,000,000		Texas Instruments, Inc	2.250	09/04/29	916,166

325,000		Texas Instruments, Inc	1.750	05/04/30	285,110

750,000		Texas Instruments, Inc	3.650	08/16/32	700,825

1,000,000		Texas Instruments, Inc	4.900	03/14/33	1,012,133

750,000		Texas Instruments, Inc	4.850	02/08/34	752,281

350,000		Texas Instruments, Inc	3.875	03/15/39	308,987

2,700,000		Texas Instruments, Inc	4.150	05/15/48	2,236,862

1,000,000		Texas Instruments, Inc	2.700	09/15/51	617,935

1,000,000		Texas Instruments, Inc	5.000	03/14/53	932,337

750,000		Texas Instruments, Inc	5.150	02/08/54	711,525

1,050,000		Texas Instruments, Inc	5.050	05/18/63	962,287

550,000		TSMC Arizona Corp	1.750	10/25/26	527,959

350,000		TSMC Arizona Corp	3.875	04/22/27	346,463

1,000,000		TSMC Arizona Corp	4.125	04/22/29	989,227

1,000,000		TSMC Arizona Corp	2.500	10/25/31	884,595

1,000,000		TSMC Arizona Corp	4.250	04/22/32	982,206

1,000,000		TSMC Arizona Corp	3.125	10/25/41	782,935

1,000,000		TSMC Arizona Corp	3.250	10/25/51	742,044

500,000		TSMC Arizona Corp	4.500	04/22/52	465,550

1,000,000		Xilinx, Inc	2.375	06/01/30	900,850

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			154,896,421

		SOFTWARE & SERVICES - 0.7%

2,000,000		Accenture Capital, Inc	4.050	10/04/29	1,971,761

1,500,000		Accenture Capital, Inc	4.250	10/04/31	1,472,664

86	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOFTWARE & SERVICES - 0.7% (continued)
$550,000		Accenture Capital, Inc	4.500%	10/04/34	$531,445
1,000,000		Adobe, Inc	4.800	04/04/29	1,016,206
1,000,000		Adobe, Inc	4.950	01/17/30	1,023,901
925,000		Adobe, Inc	2.300	02/01/30	839,695
1,000,000		Adobe, Inc	4.950	04/04/34	1,007,890
1,000,000	(a)	Adobe, Inc	5.300	01/17/35	1,029,794
1,000,000		Amdocs Ltd	2.538	06/15/30	889,487
1,500,000		AppLovin Corp	5.125	12/01/29	1,505,812
1,500,000		AppLovin Corp	5.375	12/01/31	1,507,610
375,000		AppLovin Corp	5.500	12/01/34	374,916
1,500,000		AppLovin Corp	5.950	12/01/54	1,473,195
1,000,000		Atlassian Corp	5.250	05/15/29	1,017,681
1,000,000		Atlassian Corp	5.500	05/15/34	1,015,374
450,000		Autodesk, Inc	3.500	06/15/27	441,165
750,000		Autodesk, Inc	2.850	01/15/30	689,339
1,000,000		Autodesk, Inc	2.400	12/15/31	856,589
1,000,000		Booz Allen Hamilton, Inc	5.950	08/04/33	997,025
1,000,000		Booz Allen Hamilton, Inc	5.950	04/15/35	997,406
1,000,000		CGI, Inc	1.450	09/14/26	956,285
1,000,000	(b)	CGI, Inc	4.950	03/14/30	1,000,039
1,000,000		CGI, Inc	2.300	09/14/31	851,456
1,000,000		DXC Technology Co	1.800	09/15/26	957,357
1,000,000		Genpact Luxembourg Sarl	1.750	04/10/26	968,934
500,000		Genpact Luxembourg SARL	6.000	06/04/29	517,894
1,000,000		IBM International Capital Pte Ltd	4.600	02/05/29	1,003,503
1,000,000		IBM International Capital Pte Ltd	4.750	02/05/31	1,000,794
1,000,000		IBM International Capital Pte Ltd	4.900	02/05/34	984,124
1,000,000		IBM International Capital Pte Ltd	5.250	02/05/44	953,306
1,000,000		IBM International Capital Pte Ltd	5.300	02/05/54	935,326
1,000,000		International Business Machines Corp	1.700	05/15/27	946,627
1,000,000		International Business Machines Corp	4.500	02/06/28	1,005,275
2,675,000		International Business Machines Corp	3.500	05/15/29	2,569,201
2,900,000		International Business Machines Corp	1.950	05/15/30	2,549,363
1,500,000		International Business Machines Corp	2.720	02/09/32	1,320,580
1,500,000		International Business Machines Corp	4.750	02/06/33	1,484,333
1,850,000		International Business Machines Corp	4.150	05/15/39	1,628,274
19,000		International Business Machines Corp	5.600	11/30/39	19,375
450,000		International Business Machines Corp	2.850	05/15/40	328,786
1,060,000		International Business Machines Corp	4.000	06/20/42	874,446
1,500,000		International Business Machines Corp	4.700	02/19/46	1,312,792
975,000		International Business Machines Corp	2.950	05/15/50	621,269
1,500,000		International Business Machines Corp	3.430	02/09/52	1,035,868
1,000,000		International Business Machines Corp	4.900	07/27/52	890,409
1,000,000		International Business Machines Corp	5.100	02/06/53	918,085
1,500,000		Intuit, Inc	5.125	09/15/28	1,539,563
350,000		Intuit, Inc	1.650	07/15/30	303,224
1,500,000		Intuit, Inc	5.200	09/15/33	1,531,709
1,500,000		Intuit, Inc	5.500	09/15/53	1,491,410
750,000		Kyndryl Holdings, Inc	2.050	10/15/26	720,353
750,000		Kyndryl Holdings, Inc	2.700	10/15/28	696,667
750,000		Kyndryl Holdings, Inc	3.150	10/15/31	658,591
1,000,000	(a)	Kyndryl Holdings, Inc	6.350	02/20/34	1,036,924
750,000		Kyndryl Holdings, Inc	4.100	10/15/41	581,343
100,000		Leidos, Inc	4.375	05/15/30	97,192
1,000,000		Leidos, Inc	2.300	02/15/31	859,649
1,000,000		Leidos, Inc	5.400	03/15/32	1,006,872
1,000,000		Leidos, Inc	5.750	03/15/33	1,025,287
1,000,000		Leidos, Inc	5.500	03/15/35	996,820
2,000,000		Meta Platforms, Inc	4.300	08/15/29	1,999,574
1,000,000		Meta Platforms, Inc	4.550	08/15/31	1,002,487
2,000,000		Meta Platforms, Inc	4.750	08/15/34	1,985,803
3,300,000		Meta Platforms, Inc	5.550	08/15/64	3,246,869

See Notes to Financial Statements	87

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	SOFTWARE & SERVICES - 0.7% (continued)
$2,925,000	Microsoft Corp	2.400%	08/08/26	$2,860,500
475,000	Microsoft Corp	3.400	09/15/26	470,396
8,739,000	Microsoft Corp	3.300	02/06/27	8,626,575
300,000	Microsoft Corp	3.400	06/15/27	295,945
250,000	Microsoft Corp	1.350	09/15/30	216,011
150,000	Microsoft Corp	3.500	02/12/35	138,273
1,072,000	Microsoft Corp	3.450	08/08/36	956,733
300,000	Microsoft Corp	4.500	06/15/47	273,150
8,038,000	Microsoft Corp	2.525	06/01/50	5,035,231
2,100,000	Microsoft Corp	2.500	09/15/50	1,304,592
6,265,000	Microsoft Corp	2.921	03/17/52	4,201,231
7,374,000	Microsoft Corp	2.675	06/01/60	4,404,119
1,073,000	Microsoft Corp	3.041	03/17/62	699,597
4,000,000	Oracle Corp	4.200	09/27/29	3,923,421
1,500,000	Oracle Corp	6.150	11/09/29	1,587,882
1,000,000	Oracle Corp	2.950	04/01/30	918,697
1,500,000	Oracle Corp	4.650	05/06/30	1,496,420
400,000	Oracle Corp	3.250	05/15/30	372,592
3,000,000	Oracle Corp	2.875	03/25/31	2,685,952
4,000,000	Oracle Corp	5.250	02/03/32	4,051,585
1,500,000	Oracle Corp	6.250	11/09/32	1,599,827
1,750,000	Oracle Corp	4.900	02/06/33	1,720,723
2,497,000	Oracle Corp	4.300	07/08/34	2,322,499
4,000,000	Oracle Corp	4.700	09/27/34	3,819,795
650,000	Oracle Corp	3.900	05/15/35	578,556
2,875,000	Oracle Corp	5.500	08/03/35	2,897,959
1,225,000	Oracle Corp	3.850	07/15/36	1,061,689
4,000,000	Oracle Corp	3.800	11/15/37	3,370,160
100,000	Oracle Corp	6.500	04/15/38	107,917
470,000	Oracle Corp	6.125	07/08/39	489,979
675,000	Oracle Corp	3.600	04/01/40	530,907
325,000	Oracle Corp	5.375	07/15/40	310,498
2,000,000	Oracle Corp	3.650	03/25/41	1,551,928
500,000	Oracle Corp	4.500	07/08/44	420,972
325,000	Oracle Corp	4.125	05/15/45	256,599
2,025,000	Oracle Corp	4.000	07/15/46	1,548,642
3,100,000	Oracle Corp	4.000	11/15/47	2,350,129
7,350,000	Oracle Corp	3.600	04/01/50	5,106,550
2,000,000	Oracle Corp	3.950	03/25/51	1,468,930
3,500,000	Oracle Corp	6.900	11/09/52	3,858,279
2,375,000	Oracle Corp	5.550	02/06/53	2,219,814
3,000,000	Oracle Corp	5.375	09/27/54	2,735,822
500,000	Oracle Corp	4.375	05/15/55	389,652
3,000,000	Oracle Corp	6.000	08/03/55	2,996,181
1,500,000	Oracle Corp	3.850	04/01/60	1,030,706
2,000,000	Oracle Corp	4.100	03/25/61	1,429,317
3,000,000	Oracle Corp	5.500	09/27/64	2,719,566
2,000,000	Oracle Corp	6.125	08/03/65	1,997,247
300,000	Roper Technologies, Inc	4.200	09/15/28	296,536
500,000	Roper Technologies, Inc	2.950	09/15/29	465,161
475,000	Roper Technologies, Inc	2.000	06/30/30	414,888
750,000	Roper Technologies, Inc	1.750	02/15/31	630,318
1,000,000	Roper Technologies, Inc	4.750	02/15/32	988,930
1,500,000	Roper Technologies, Inc	4.900	10/15/34	1,465,964
925,000	Salesforce, Inc	3.700	04/11/28	911,267
2,000,000	Salesforce, Inc	1.500	07/15/28	1,831,370
1,250,000	Salesforce, Inc	1.950	07/15/31	1,076,362
1,075,000	Salesforce, Inc	2.700	07/15/41	767,045
1,000,000	Salesforce, Inc	2.900	07/15/51	645,182
2,000,000	Salesforce, Inc	3.050	07/15/61	1,233,749
1,000,000	ServiceNow, Inc	1.400	09/01/30	843,947
2,000,000	Synopsys, Inc	4.650	04/01/28	2,011,437

88	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOFTWARE & SERVICES - 0.7% (continued)
$2,000,000		Synopsys, Inc	4.850%	04/01/30	$2,013,156
2,000,000		Synopsys, Inc	5.000	04/01/32	2,004,929
2,000,000		Synopsys, Inc	5.150	04/01/35	2,010,532
2,000,000		Synopsys, Inc	5.700	04/01/55	1,985,826
750,000		Take-Two Interactive Software, Inc	5.400	06/12/29	768,694
750,000		Take-Two Interactive Software, Inc	5.600	06/12/34	766,253
750,000		VeriSign, Inc	2.700	06/15/31	659,792
1,000,000		VeriSign, Inc	5.250	06/01/32	1,008,814
1,500,000		VMware, Inc	1.400	08/15/26	1,436,497
725,000		VMware, Inc	3.900	08/21/27	712,340
1,500,000		VMware, Inc	1.800	08/15/28	1,367,510
1,000,000		VMware, Inc	4.700	05/15/30	991,228
1,150,000		VMware, Inc	2.200	08/15/31	977,468
1,500,000		Workday, Inc	3.500	04/01/27	1,470,720
1,500,000		Workday, Inc	3.700	04/01/29	1,445,762

		TOTAL SOFTWARE & SERVICES			197,684,415

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
600,000		Amphenol Corp	5.050	04/05/29	612,170
1,000,000		Amphenol Corp	2.800	02/15/30	923,410
1,000,000		Amphenol Corp	2.200	09/15/31	858,193
600,000		Amphenol Corp	5.250	04/05/34	610,632
1,000,000		Amphenol Corp	5.000	01/15/35	998,396
1,000,000		Amphenol Corp	5.375	11/15/54	985,357
1,425,000		Apple, Inc	2.450	08/04/26	1,393,151
3,250,000		Apple, Inc	2.050	09/11/26	3,156,818
1,075,000		Apple, Inc	3.350	02/09/27	1,060,939
275,000		Apple, Inc	3.200	05/11/27	270,200
3,675,000		Apple, Inc	3.000	11/13/27	3,577,741
3,000,000		Apple, Inc	1.200	02/08/28	2,766,559
1,500,000		Apple, Inc	4.000	05/10/28	1,499,426
2,500,000		Apple, Inc	1.400	08/05/28	2,287,419
1,000,000		Apple, Inc	3.250	08/08/29	963,263
1,000,000		Apple, Inc	2.200	09/11/29	918,973
1,000,000		Apple, Inc	4.150	05/10/30	1,005,204
2,950,000		Apple, Inc	1.650	05/11/30	2,592,359
3,000,000		Apple, Inc	1.250	08/20/30	2,570,715
3,000,000		Apple, Inc	1.650	02/08/31	2,591,802
2,500,000	(a)	Apple, Inc	1.700	08/05/31	2,138,858
1,000,000		Apple, Inc	3.350	08/08/32	935,850
1,500,000		Apple, Inc	4.300	05/10/33	1,489,511
1,600,000		Apple, Inc	4.500	02/23/36	1,590,436
2,000,000		Apple, Inc	2.375	02/08/41	1,398,131
350,000		Apple, Inc	3.850	05/04/43	293,553
750,000		Apple, Inc	4.450	05/06/44	692,398
1,350,000		Apple, Inc	3.450	02/09/45	1,046,709
1,000,000		Apple, Inc	4.375	05/13/45	887,043
1,775,000		Apple, Inc	4.650	02/23/46	1,636,764
900,000		Apple, Inc	3.850	08/04/46	732,897
1,175,000		Apple, Inc	4.250	02/09/47	1,020,914
900,000		Apple, Inc	3.750	09/12/47	715,302
2,850,000		Apple, Inc	3.750	11/13/47	2,258,681
3,000,000		Apple, Inc	2.950	09/11/49	2,028,597
3,350,000		Apple, Inc	2.650	05/11/50	2,109,883
1,375,000		Apple, Inc	2.400	08/20/50	822,545
1,000,000		Apple, Inc	2.650	02/08/51	625,913
1,000,000		Apple, Inc	2.700	08/05/51	630,091
750,000		Apple, Inc	3.950	08/08/52	603,654
2,000,000	(a)	Apple, Inc	4.850	05/10/53	1,918,504
25,000	(a)	Apple, Inc	2.550	08/20/60	14,771
2,000,000		Apple, Inc	2.800	02/08/61	1,208,701
1,000,000		Apple, Inc	2.850	08/05/61	608,215
750,000		Apple, Inc	4.100	08/08/62	601,192

See Notes to Financial Statements	89

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (continued)
$425,000		Arrow Electronics, Inc	3.875%	01/12/28	$414,281
1,000,000		Arrow Electronics, Inc	5.150	08/21/29	1,004,910
1,000,000		Arrow Electronics, Inc	2.950	02/15/32	856,724
750,000		Arrow Electronics, Inc	5.875	04/10/34	759,161
200,000		Avnet, Inc	4.625	04/15/26	199,702
1,000,000		Avnet, Inc	6.250	03/15/28	1,034,546
1,000,000		Avnet, Inc	3.000	05/15/31	874,059
2,000,000		CDW LLC	2.670	12/01/26	1,929,104
1,000,000		CDW LLC	3.276	12/01/28	942,206
1,000,000		CDW LLC	5.100	03/01/30	998,279
575,000		CDW LLC	3.569	12/01/31	519,626
1,000,000		CDW LLC	5.550	08/22/34	988,320
1,000,000		Cisco Systems, Inc	4.550	02/24/28	1,008,457
3,000,000		Cisco Systems, Inc	4.850	02/26/29	3,053,535
1,000,000		Cisco Systems, Inc	4.750	02/24/30	1,015,968
3,000,000		Cisco Systems, Inc	4.950	02/26/31	3,060,200
1,000,000		Cisco Systems, Inc	4.950	02/24/32	1,013,966
3,000,000		Cisco Systems, Inc	5.050	02/26/34	3,040,384
1,000,000		Cisco Systems, Inc	5.100	02/24/35	1,013,695
1,000,000		Cisco Systems, Inc	5.900	02/15/39	1,074,139
1,175,000		Cisco Systems, Inc	5.500	01/15/40	1,207,757
2,000,000		Cisco Systems, Inc	5.300	02/26/54	1,957,733
1,000,000		Cisco Systems, Inc	5.500	02/24/55	1,006,810
2,000,000		Cisco Systems, Inc	5.350	02/26/64	1,944,583
200,000		Corning, Inc	4.700	03/15/37	189,078
100,000		Corning, Inc	5.750	08/15/40	101,342
200,000		Corning, Inc	4.750	03/15/42	179,669
300,000		Corning, Inc	5.350	11/15/48	284,436
500,000		Corning, Inc	3.900	11/15/49	377,434
825,000		Corning, Inc	4.375	11/15/57	656,243
200,000		Corning, Inc	5.850	11/15/68	195,522
1,000,000		Corning, Inc	5.450	11/15/79	910,925
1,000,000		Dell International LLC	5.250	02/01/28	1,018,158
2,000,000		Dell International LLC	4.750	04/01/28	2,009,143
2,900,000		Dell International LLC	5.300	10/01/29	2,952,709
1,000,000		Dell International LLC	4.350	02/01/30	977,592
1,500,000		Dell International LLC	5.300	04/01/32	1,509,622
750,000	(a)	Dell International LLC	5.750	02/01/33	779,802
1,000,000		Dell International LLC	5.400	04/15/34	1,007,749
1,000,000		Dell International LLC	4.850	02/01/35	953,918
1,000,000		Dell International LLC	5.500	04/01/35	1,000,272
608,000		Dell International LLC	8.100	07/15/36	725,538
377,000		Dell International LLC	8.350	07/15/46	473,797
2,000,000		Dell International LLC	3.450	12/15/51	1,351,649
500,000		Flex Ltd	6.000	01/15/28	513,895
1,000,000		Flex Ltd	4.875	05/12/30	991,769
1,000,000		Flex Ltd	5.250	01/15/32	993,604
1,000,000		Hewlett Packard Enterprise Co	4.450	09/25/26	997,666
1,000,000		Hewlett Packard Enterprise Co	4.400	09/25/27	996,962
2,000,000		Hewlett Packard Enterprise Co	5.250	07/01/28	2,037,935
1,500,000		Hewlett Packard Enterprise Co	4.550	10/15/29	1,483,847
1,500,000		Hewlett Packard Enterprise Co	4.850	10/15/31	1,484,497
2,000,000		Hewlett Packard Enterprise Co	5.000	10/15/34	1,948,492
225,000		Hewlett Packard Enterprise Co	6.200	10/15/35	238,098
1,175,000		Hewlett Packard Enterprise Co	6.350	10/15/45	1,206,117
2,000,000		Hewlett Packard Enterprise Co	5.600	10/15/54	1,902,850
1,000,000		HP, Inc	1.450	06/17/26	962,228
1,000,000		HP, Inc	3.000	06/17/27	966,635
500,000		HP, Inc	4.750	01/15/28	503,337
1,000,000		HP, Inc	4.000	04/15/29	969,986
1,000,000		HP, Inc	3.400	06/17/30	928,910
1,000,000		HP, Inc	2.650	06/17/31	870,361

90	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

.		TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (continued)
$500,000		HP, Inc	4.200%	04/15/32	$472,140
500,000		HP, Inc	5.500	01/15/33	507,120
975,000		HP, Inc	6.000	09/15/41	981,055
1,000,000		International Business Machines Corp	4.650	02/10/28	1,006,384
1,500,000		International Business Machines Corp	4.800	02/10/30	1,510,936
2,000,000		International Business Machines Corp	5.000	02/10/32	2,015,460
2,000,000		International Business Machines Corp	5.200	02/10/35	2,003,952
2,000,000		International Business Machines Corp	5.700	02/10/55	1,983,663
1,000,000		Jabil, Inc	1.700	04/15/26	971,220
1,000,000		Jabil, Inc	4.250	05/15/27	993,023
100,000		Jabil, Inc	3.950	01/12/28	97,882
1,000,000		Jabil, Inc	5.450	02/01/29	1,018,938
750,000		Jabil, Inc	3.600	01/15/30	707,181
50,000		Jabil, Inc	3.000	01/15/31	44,821
600,000		Keysight Technologies, Inc	4.600	04/06/27	599,127
500,000		Keysight Technologies, Inc	3.000	10/30/29	461,845
1,000,000		Keysight Technologies, Inc	4.950	10/15/34	979,181
1,000,000		Motorola Solutions, Inc	5.000	04/15/29	1,010,576
500,000		Motorola Solutions, Inc	4.600	05/23/29	497,855
600,000		Motorola Solutions, Inc	2.300	11/15/30	524,337
2,250,000		Motorola Solutions, Inc	2.750	05/24/31	1,993,213
500,000		Motorola Solutions, Inc	5.600	06/01/32	516,783
1,000,000		Motorola Solutions, Inc	5.400	04/15/34	1,011,691
200,000		Motorola Solutions, Inc	5.500	09/01/44	194,242
500,000		NetApp, Inc	2.375	06/22/27	476,779
750,000		NetApp, Inc	2.700	06/22/30	670,995
1,000,000		NetApp, Inc	5.500	03/17/32	1,007,719
1,000,000		NetApp, Inc	5.700	03/17/35	998,323
1,000,000		TD SYNNEX Corp	1.750	08/09/26	958,076
1,000,000		TD SYNNEX Corp	2.375	08/09/28	923,465
1,000,000		TD SYNNEX Corp	2.650	08/09/31	853,948
1,000,000		TD SYNNEX Corp	6.100	04/12/34	1,028,520
2,000,000		Teledyne Technologies, Inc	1.600	04/01/26	1,941,894
625,000		Trimble, Inc	4.900	06/15/28	626,626
1,000,000		Trimble, Inc	6.100	03/15/33	1,047,678
1,000,000		Vontier Corp	1.800	04/01/26	970,025
1,000,000		Vontier Corp	2.400	04/01/28	922,437
1,000,000		Vontier Corp	2.950	04/01/31	867,965
1,000,000		Western Digital Corp	2.850	02/01/29	902,737
1,000,000	(a)	Western Digital Corp	3.100	02/01/32	839,007

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			165,360,591

		TELECOMMUNICATION SERVICES - 0.9%
2,000,000		America Movil SAB de C.V.	3.625	04/22/29	1,920,604
2,000,000		America Movil SAB de C.V.	2.875	05/07/30	1,827,416
1,000,000		America Movil SAB de C.V.	4.700	07/21/32	977,524
440,000		America Movil SAB de C.V.	6.125	03/30/40	453,764
1,625,000		America Movil SAB de C.V.	4.375	07/16/42	1,368,407
2,000,000		America Movil SAB de C.V.	4.375	04/22/49	1,653,797
10,000,000		AT&T, Inc	1.700	03/25/26	9,726,233
1,000,000		AT&T, Inc	2.950	07/15/26	980,520
1,000,000		AT&T, Inc	2.300	06/01/27	955,856
1,150,000		AT&T, Inc	1.650	02/01/28	1,063,820
4,375,000		AT&T, Inc	4.350	03/01/29	4,331,106
1,000,000		AT&T, Inc	4.300	02/15/30	984,523
3,000,000		AT&T, Inc	2.250	02/01/32	2,530,275
10,855,000		AT&T, Inc	2.550	12/01/33	8,899,523
4,500,000		AT&T, Inc	5.400	02/15/34	4,572,324
1,825,000		AT&T, Inc	4.500	05/15/35	1,715,388
3,000,000		AT&T, Inc	3.500	06/01/41	2,314,628
300,000		AT&T, Inc	4.650	06/01/44	258,709
2,000,000		AT&T, Inc	3.650	06/01/51	1,416,468
10,860,000		AT&T, Inc	3.500	09/15/53	7,405,327

See Notes to Financial Statements	91

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TELECOMMUNICATION SERVICES - 0.9% (continued)

$10,357,000		AT&T, Inc	3.550%	09/15/55	$7,018,991

9,844,000		AT&T, Inc	3.800	12/01/57	6,910,678

8,523,000		AT&T, Inc	3.650	09/15/59	5,748,184

1,000,000		AT&T, Inc	3.850	06/01/60	696,626

500,000		Bell Telephone Co of Canada or Bell Canada	5.100	05/11/33	493,496

1,000,000		Bell Telephone Co of Canada or Bell Canada	5.200	02/15/34	999,637

750,000		Bell Telephone Co of Canada or Bell Canada	4.464	04/01/48	610,311

1,000,000		Bell Telephone Co of Canada or Bell Canada	5.550	02/15/54	946,971

1,750,000		British Telecommunications plc	5.125	12/04/28	1,775,794

1,425,000		British Telecommunications plc	9.625	12/15/30	1,739,804

3,690,000		Deutsche Telekom International Finance BV	8.750	06/15/30	4,330,371

745,000		Orange S.A.	9.000	03/01/31	900,269

900,000		Orange S.A.	5.375	01/13/42	875,372

1,725,000		Orange S.A.	5.500	02/06/44	1,700,727

200,000		Rogers Communications, Inc	2.900	11/15/26	194,653

2,000,000		Rogers Communications, Inc	3.200	03/15/27	1,945,811

1,000,000		Rogers Communications, Inc	5.000	02/15/29	1,000,896

1,500,000		Rogers Communications, Inc	3.800	03/15/32	1,361,709

1,500,000		Rogers Communications, Inc	5.300	02/15/34	1,472,437

1,000,000		Rogers Communications, Inc	4.500	03/15/42	846,123

125,000		Rogers Communications, Inc	4.500	03/15/43	105,002

300,000		Rogers Communications, Inc	5.450	10/01/43	282,518

600,000		Rogers Communications, Inc	5.000	03/15/44	530,712

150,000		Rogers Communications, Inc	4.300	02/15/48	117,767

1,500,000		Rogers Communications, Inc	4.350	05/01/49	1,173,822

1,300,000		Rogers Communications, Inc	3.700	11/15/49	908,577

2,000,000		Rogers Communications, Inc	4.550	03/15/52	1,594,841

2,000,000		Sprint Capital Corp	6.875	11/15/28	2,135,159

2,000,000		Sprint Capital Corp	8.750	03/15/32	2,405,387

625,000		Telefonica Emisiones S.A.	7.045	06/20/36	692,951

1,200,000		Telefonica Emisiones S.A.	4.665	03/06/38	1,086,109

2,125,000		Telefonica Emisiones S.A.	5.213	03/08/47	1,878,460

1,175,000		Telefonica Emisiones S.A.	4.895	03/06/48	987,750

900,000		Telefonica Emisiones S.A.	5.520	03/01/49	822,859

1,500,000		Telefonica Emisiones SAU	4.103	03/08/27	1,487,517

567,000		Telefonica Europe BV	8.250	09/15/30	651,728

325,000		TELUS Corp	2.800	02/16/27	314,020

300,000		TELUS Corp	3.700	09/15/27	293,978

1,000,000		TELUS Corp	3.400	05/13/32	894,666

500,000		TELUS Corp	4.600	11/16/48	410,464

750,000		TELUS Corp	4.300	06/15/49	582,396

1,000,000		T-Mobile US, Inc	5.125	05/15/32	1,006,288

2,500,000		T-Mobile US, Inc	5.750	01/15/34	2,604,123

1,000,000	(a)	T-Mobile US, Inc	5.300	05/15/35	1,005,366

325,000		T-Mobile US, Inc	6.000	06/15/54	331,738

700,000		T-Mobile US, Inc	5.875	11/15/55	704,704

1,000,000		T-Mobile USA, Inc	2.625	04/15/26	980,193

4,000,000		T-Mobile USA, Inc	3.750	04/15/27	3,942,097

3,500,000		T-Mobile USA, Inc	2.050	02/15/28	3,268,939

1,500,000		T-Mobile USA, Inc	4.950	03/15/28	1,517,245

1,000,000		T-Mobile USA, Inc	4.800	07/15/28	1,007,623

2,000,000		T-Mobile USA, Inc	4.850	01/15/29	2,011,297

1,000,000		T-Mobile USA, Inc	2.625	02/15/29	925,597

1,000,000		T-Mobile USA, Inc	2.400	03/15/29	918,578

1,000,000		T-Mobile USA, Inc	3.375	04/15/29	949,886

1,000,000		T-Mobile USA, Inc	4.200	10/01/29	981,918

825,000		T-Mobile USA, Inc	3.875	04/15/30	790,880

1,500,000		T-Mobile USA, Inc	2.550	02/15/31	1,322,379

1,500,000		T-Mobile USA, Inc	2.250	11/15/31	1,274,315

1,000,000		T-Mobile USA, Inc	2.700	03/15/32	865,003

4,000,000		T-Mobile USA, Inc	5.200	01/15/33	4,031,963

1,425,000		T-Mobile USA, Inc	5.050	07/15/33	1,415,409

92	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TELECOMMUNICATION SERVICES - 0.9% (continued)

$1,150,000		T-Mobile USA, Inc	5.150%	04/15/34	$1,151,431

2,000,000		T-Mobile USA, Inc	4.700	01/15/35	1,924,612

650,000		T-Mobile USA, Inc	4.375	04/15/40	572,155

1,350,000		T-Mobile USA, Inc	3.000	02/15/41	979,434

3,875,000		T-Mobile USA, Inc	4.500	04/15/50	3,222,706

2,500,000		T-Mobile USA, Inc	3.300	02/15/51	1,668,841

2,500,000		T-Mobile USA, Inc	3.400	10/15/52	1,689,544

4,000,000		T-Mobile USA, Inc	5.650	01/15/53	3,902,026

575,000		T-Mobile USA, Inc	5.500	01/15/55	546,940

3,000,000		T-Mobile USA, Inc	5.250	06/15/55	2,755,202

1,500,000		T-Mobile USA, Inc	3.600	11/15/60	1,004,239

2,000,000		T-Mobile USA, Inc	5.800	09/15/62	1,963,012

1,000,000		Verizon Communications, Inc	4.125	03/16/27	994,841

2,625,000		Verizon Communications, Inc	3.000	03/22/27	2,553,951

5,000,000		Verizon Communications, Inc	2.100	03/22/28	4,673,765

4,641,000		Verizon Communications, Inc	4.329	09/21/28	4,617,014

350,000		Verizon Communications, Inc	3.875	02/08/29	341,647

9,005,000		Verizon Communications, Inc	4.016	12/03/29	8,760,874

200,000		Verizon Communications, Inc	3.150	03/22/30	186,407

1,550,000		Verizon Communications, Inc	1.500	09/18/30	1,314,795

1,533,000		Verizon Communications, Inc	1.680	10/30/30	1,304,848

3,000,000		Verizon Communications, Inc	1.750	01/20/31	2,536,819

2,635,000		Verizon Communications, Inc	2.550	03/21/31	2,321,800

11,355,000		Verizon Communications, Inc	2.355	03/15/32	9,608,513

2,000,000		Verizon Communications, Inc	5.050	05/09/33	2,008,892

1,000,000	(b)	Verizon Communications, Inc	4.780	02/15/35	970,740

3,000,000		Verizon Communications, Inc	5.250	04/02/35	3,007,569

2,000,000		Verizon Communications, Inc	2.650	11/20/40	1,404,567

1,350,000		Verizon Communications, Inc	3.400	03/22/41	1,039,389

1,000,000		Verizon Communications, Inc	2.850	09/03/41	703,702

150,000		Verizon Communications, Inc	4.000	03/22/50	115,452

4,000,000		Verizon Communications, Inc	2.875	11/20/50	2,490,774

5,225,000		Verizon Communications, Inc	3.550	03/22/51	3,730,510

1,000,000		Verizon Communications, Inc	3.875	03/01/52	747,221

2,500,000		Verizon Communications, Inc	5.500	02/23/54	2,430,034

8,764,000		Verizon Communications, Inc	2.987	10/30/56	5,264,212

2,000,000		Verizon Communications, Inc	3.000	11/20/60	1,180,203

6,000,000		Verizon Communications, Inc	3.700	03/22/61	4,132,046

683,000		Vodafone Group plc	6.150	02/27/37	723,554

1,000,000		Vodafone Group plc	4.875	06/19/49	852,829

1,500,000		Vodafone Group plc	4.250	09/17/50	1,155,100

825,000		Vodafone Group plc	5.625	02/10/53	773,974

4,000,000		Vodafone Group plc	5.750	06/28/54	3,817,664

500,000		Vodafone Group plc	5.125	06/19/59	432,940

1,500,000		Vodafone Group plc	5.750	02/10/63	1,412,200

1,500,000		Vodafone Group plc	5.875	06/28/64	1,438,111

		TOTAL TELECOMMUNICATION SERVICES			248,564,395

		TRANSPORTATION - 0.5%

346,377		American Airlines	2.875	07/11/34	303,802

2,000,000		Boeing Co	6.298	05/01/29	2,097,383

2,000,000		Boeing Co	6.388	05/01/31	2,131,238

2,000,000		Boeing Co	6.528	05/01/34	2,142,972

975,000		Boeing Co	6.858	05/01/54	1,059,041

2,000,000		Boeing Co	7.008	05/01/64	2,167,182

660,000		Burlington Northern Santa Fe LLC	5.750	05/01/40	686,490

250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	238,912

200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	176,116

300,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	263,901

500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	485,057

500,000		Burlington Northern Santa Fe LLC	4.900	04/01/44	464,690

600,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	531,677

1,275,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	1,061,059

See Notes to Financial Statements	93

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION - 0.5% (continued)

$200,000		Burlington Northern Santa Fe LLC	4.700%	09/01/45	$179,965

1,150,000		Burlington Northern Santa Fe LLC	3.900	08/01/46	916,914

400,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	327,906

1,675,000		Burlington Northern Santa Fe LLC	4.050	06/15/48	1,352,341

1,025,000		Burlington Northern Santa Fe LLC	4.150	12/15/48	835,454

750,000		Burlington Northern Santa Fe LLC	3.550	02/15/50	550,402

750,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	497,896

4,000,000		Burlington Northern Santa Fe LLC	3.300	09/15/51	2,771,056

1,000,000		Burlington Northern Santa Fe LLC	4.450	01/15/53	846,402

1,500,000		Burlington Northern Santa Fe LLC	5.200	04/15/54	1,427,728

1,500,000		Burlington Northern Santa Fe LLC	5.500	03/15/55	1,494,353

200,000		Canadian National Railway Co	6.900	07/15/28	214,605

500,000		Canadian National Railway Co	3.850	08/05/32	466,967

500,000		Canadian National Railway Co	5.850	11/01/33	527,751

200,000		Canadian National Railway Co	6.250	08/01/34	218,092

1,000,000		Canadian National Railway Co	4.375	09/18/34	949,211

250,000		Canadian National Railway Co	3.500	11/15/42	191,432

100,000		Canadian National Railway Co	4.500	11/07/43	86,509

650,000		Canadian National Railway Co	3.200	08/02/46	461,822

725,000		Canadian National Railway Co	3.650	02/03/48	550,475

325,000		Canadian National Railway Co	4.450	01/20/49	279,104

400,000		Canadian National Railway Co	2.450	05/01/50	235,413

1,500,000		Canadian National Railway Co	4.400	08/05/52	1,271,503

500,000		Canadian National Railway Co	6.125	11/01/53	543,470

100,000		Canadian Pacific Railway Co	3.125	06/01/26	98,228

2,000,000		Canadian Pacific Railway Co	1.750	12/02/26	1,913,663

300,000		Canadian Pacific Railway Co	4.000	06/01/28	294,923

500,000		Canadian Pacific Railway Co	2.875	11/15/29	463,486

850,000		Canadian Pacific Railway Co	2.050	03/05/30	752,019

1,500,000	(a)	Canadian Pacific Railway Co	4.800	03/30/30	1,505,592

200,000		Canadian Pacific Railway Co	7.125	10/15/31	223,686

600,000		Canadian Pacific Railway Co	2.450	12/02/31	517,377

1,500,000		Canadian Pacific Railway Co	5.200	03/30/35	1,500,177

250,000		Canadian Pacific Railway Co	5.950	05/15/37	261,436

475,000		Canadian Pacific Railway Co	3.000	12/02/41	342,925

100,000		Canadian Pacific Railway Co	4.300	05/15/43	85,702

175,000		Canadian Pacific Railway Co	4.950	08/15/45	161,407

800,000		Canadian Pacific Railway Co	4.700	05/01/48	702,138

500,000		Canadian Pacific Railway Co	3.500	05/01/50	352,852

2,000,000		Canadian Pacific Railway Co	3.100	12/02/51	1,301,695

500,000		Canadian Pacific Railway Co	4.200	11/15/69	368,360

1,275,000		Canadian Pacific Railway Co	6.125	09/15/15	1,291,981

400,000		CH Robinson Worldwide, Inc	4.200	04/15/28	393,434

1,200,000		CSX Corp	2.600	11/01/26	1,168,443

825,000		CSX Corp	4.250	03/15/29	818,589

600,000		CSX Corp	2.400	02/15/30	543,711

850,000		CSX Corp	4.100	11/15/32	811,939

2,500,000		CSX Corp	5.200	11/15/33	2,550,230

1,000,000		CSX Corp	5.050	06/15/35	995,938

100,000		CSX Corp	6.000	10/01/36	106,884

200,000		CSX Corp	6.150	05/01/37	216,048

400,000		CSX Corp	5.500	04/15/41	399,598

350,000		CSX Corp	4.400	03/01/43	309,032

600,000		CSX Corp	4.100	03/15/44	500,445

800,000		CSX Corp	3.800	11/01/46	625,074

1,050,000		CSX Corp	4.300	03/01/48	876,412

850,000		CSX Corp	4.750	11/15/48	756,878

500,000		CSX Corp	4.500	03/15/49	429,438

600,000		CSX Corp	3.350	09/15/49	422,538

1,000,000		CSX Corp	3.800	04/15/50	763,479

200,000		CSX Corp	3.950	05/01/50	157,692

800,000		CSX Corp	2.500	05/15/51	466,770

94	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION - 0.5% (continued)

$750,000		CSX Corp	4.500%	11/15/52	$640,681

300,000		CSX Corp	4.500	08/01/54	254,966

625,000		CSX Corp	4.900	03/15/55	565,694

150,000		CSX Corp	4.250	11/01/66	116,186

800,000		CSX Corp	4.650	03/01/68	664,995

500,000		FedEx Corp	3.250	04/01/26	493,859

500,000	(b)	FedEx Corp	4.200	10/17/28	493,022

1,000,000	(b)	FedEx Corp	3.100	08/05/29	936,574

500,000	(b)	FedEx Corp	4.250	05/15/30	489,106

2,000,000	(b)	FedEx Corp	2.400	05/15/31	1,730,320

1,000,000	(b)	FedEx Corp	4.900	01/15/34	964,061

200,000	(b)	FedEx Corp	3.900	02/01/35	177,095

3,000,000	(b)	FedEx Corp	3.250	05/15/41	2,132,677

275,000	(b)	FedEx Corp	5.100	01/15/44	242,952

1,100,000	(b)	FedEx Corp	4.750	11/15/45	918,779

600,000	(b)	FedEx Corp	4.550	04/01/46	487,094

450,000	(b)	FedEx Corp	4.400	01/15/47	354,828

900,000	(b)	FedEx Corp	4.050	02/15/48	665,077

500,000	(b)	FedEx Corp	4.950	10/17/48	427,291

1,500,000	(b)	FedEx Corp	5.250	05/15/50	1,340,291

200,000	(b)	FedEx Corp	4.500	02/01/65	148,762

1,000,000		GXO Logistics, Inc	1.650	07/15/26	960,642

1,000,000		GXO Logistics, Inc	6.250	05/06/29	1,031,949

1,000,000		GXO Logistics, Inc	6.500	05/06/34	1,023,388

1,000,000		JB Hunt Transport Services, Inc	4.900	03/15/30	1,006,171

350,000		Kirby Corp	4.200	03/01/28	344,172

350,000		Norfolk Southern Corp	2.900	06/15/26	343,928

300,000		Norfolk Southern Corp	3.150	06/01/27	292,486

700,000		Norfolk Southern Corp	3.800	08/01/28	686,215

1,500,000		Norfolk Southern Corp	5.050	08/01/30	1,531,454

1,000,000		Norfolk Southern Corp	3.000	03/15/32	889,514

1,000,000		Norfolk Southern Corp	4.450	03/01/33	966,239

500,000		Norfolk Southern Corp	5.550	03/15/34	519,232

16,000		Norfolk Southern Corp	4.837	10/01/41	14,721

300,000		Norfolk Southern Corp	4.450	06/15/45	257,296

200,000		Norfolk Southern Corp	4.650	01/15/46	174,979

303,000		Norfolk Southern Corp	3.942	11/01/47	236,846

1,450,000		Norfolk Southern Corp	4.150	02/28/48	1,165,623

500,000		Norfolk Southern Corp	4.100	05/15/49	396,283

500,000		Norfolk Southern Corp	3.400	11/01/49	350,809

1,000,000		Norfolk Southern Corp	3.050	05/15/50	653,823

1,000,000		Norfolk Southern Corp	2.900	08/25/51	625,898

175,000		Norfolk Southern Corp	4.050	08/15/52	136,369

1,000,000		Norfolk Southern Corp	3.700	03/15/53	727,727

300,000		Norfolk Southern Corp	4.550	06/01/53	254,331

1,000,000		Norfolk Southern Corp	5.350	08/01/54	960,042

1,170,000		Norfolk Southern Corp	3.155	05/15/55	749,534

200,000		Norfolk Southern Corp	5.950	03/15/64	206,091

1,000,000		Norfolk Southern Corp	4.100	05/15/21	710,881

1,000,000		Ryder System, Inc	1.750	09/01/26	959,968

500,000		Ryder System, Inc	2.900	12/01/26	486,258

1,000,000		Ryder System, Inc	2.850	03/01/27	967,436

1,000,000		Ryder System, Inc	5.650	03/01/28	1,027,474

1,500,000		Ryder System, Inc	5.375	03/15/29	1,534,594

500,000		Ryder System, Inc	5.500	06/01/29	513,491

1,000,000		Ryder System, Inc	4.950	09/01/29	1,006,235

1,000,000		Ryder System, Inc	4.900	12/01/29	1,004,958

1,000,000		Ryder System, Inc	5.000	03/15/30	1,005,897

200,000		Southwest Airlines Co	3.000	11/15/26	194,628

1,000,000		Southwest Airlines Co	5.125	06/15/27	1,006,677

200,000		Southwest Airlines Co	3.450	11/16/27	193,867

1,200,000		Southwest Airlines Co	2.625	02/10/30	1,076,583

See Notes to Financial Statements	95

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TRANSPORTATION - 0.5% (continued)

$1,500,000	Uber Technologies, Inc	4.300%	01/15/30	$1,473,111

1,500,000	Uber Technologies, Inc	4.800	09/15/34	1,456,815

1,500,000	Uber Technologies, Inc	5.350	09/15/54	1,401,156

1,000,000	Union Pacific Corp	2.400	02/05/30	910,726

2,500,000	Union Pacific Corp	2.375	05/20/31	2,211,285

2,000,000	Union Pacific Corp	2.800	02/14/32	1,777,822

500,000	Union Pacific Corp	4.500	01/20/33	491,079

100,000	Union Pacific Corp	3.375	02/01/35	88,192

1,000,000	Union Pacific Corp	5.100	02/20/35	1,008,617

2,525,000	Union Pacific Corp	2.891	04/06/36	2,064,721

100,000	Union Pacific Corp	3.600	09/15/37	85,906

500,000	Union Pacific Corp	3.550	08/15/39	414,533

1,500,000	Union Pacific Corp	3.200	05/20/41	1,141,037

500,000	Union Pacific Corp	3.375	02/14/42	387,380

200,000	Union Pacific Corp	3.350	08/15/46	145,539

300,000	Union Pacific Corp	4.000	04/15/47	240,874

4,000,000	Union Pacific Corp	3.250	02/05/50	2,766,346

1,070,000	Union Pacific Corp	3.799	10/01/51	812,116

500,000	Union Pacific Corp	2.950	03/10/52	319,969

1,000,000	Union Pacific Corp	3.500	02/14/53	712,846

1,000,000	Union Pacific Corp	4.950	05/15/53	920,345

1,000,000	Union Pacific Corp	5.600	12/01/54	1,004,349

200,000	Union Pacific Corp	3.875	02/01/55	151,033

300,000	Union Pacific Corp	3.950	08/15/59	223,356

1,000,000	Union Pacific Corp	3.839	03/20/60	725,971

1,500,000	Union Pacific Corp	3.550	05/20/61	1,018,943

2,000,000	Union Pacific Corp	2.973	09/16/62	1,167,494

200,000	Union Pacific Corp	4.100	09/15/67	148,882

500,000	Union Pacific Corp	3.750	02/05/70	341,580

500,000	Union Pacific Corp	3.799	04/06/71	345,379

500,000	Union Pacific Corp	3.850	02/14/72	350,571

619,561	United Airlines 2024- Class AA Pass Through Trust	5.450	02/15/37	624,383

991,297	United Airlines 2024-1 Class A Pass Through Trust	5.875	02/15/37	997,349

125,000	United Parcel Service, Inc	2.400	11/15/26	121,439

875,000	United Parcel Service, Inc	3.050	11/15/27	849,699

500,000	United Parcel Service, Inc	3.400	03/15/29	483,153

500,000	United Parcel Service, Inc	2.500	09/01/29	462,377

750,000	United Parcel Service, Inc	4.450	04/01/30	751,558

2,000,000	United Parcel Service, Inc	4.875	03/03/33	2,006,987

1,000,000	United Parcel Service, Inc	5.150	05/22/34	1,015,029

510,000	United Parcel Service, Inc	6.200	01/15/38	552,315

450,000	United Parcel Service, Inc	3.625	10/01/42	352,518

400,000	United Parcel Service, Inc	3.400	11/15/46	291,139

1,550,000	United Parcel Service, Inc	3.750	11/15/47	1,185,684

300,000	United Parcel Service, Inc	4.250	03/15/49	245,710

500,000	United Parcel Service, Inc	3.400	09/01/49	351,638

1,630,000	United Parcel Service, Inc	5.300	04/01/50	1,552,782

1,000,000	United Parcel Service, Inc	5.050	03/03/53	916,644

800,000	United Parcel Service, Inc	5.500	05/22/54	782,005

1,000,000	United Parcel Service, Inc	5.600	05/22/64	978,855

	TOTAL TRANSPORTATION			139,724,766

	UTILITIES - 2.5%

200,000	AEP Texas, Inc	3.950	06/01/28	196,021

1,000,000	AEP Texas, Inc	5.450	05/15/29	1,023,490

550,000	AEP Texas, Inc	2.100	07/01/30	480,908

500,000	AEP Texas, Inc	4.700	05/15/32	486,753

1,000,000	AEP Texas, Inc	5.700	05/15/34	1,015,513

200,000	AEP Texas, Inc	3.800	10/01/47	144,595

100,000	AEP Texas, Inc	4.150	05/01/49	76,243

850,000	AEP Texas, Inc	3.450	05/15/51	574,301

1,000,000	AEP Transmission Co LLC	5.150	04/01/34	999,612

600,000	AEP Transmission Co LLC	4.000	12/01/46	477,363

96	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 2.5% (continued)

$500,000		AEP Transmission Co LLC	3.750%	12/01/47	$378,505

200,000		AEP Transmission Co LLC	4.250	09/15/48	163,509

300,000		AEP Transmission Co LLC	3.800	06/15/49	226,427

550,000		AEP Transmission Co LLC	2.750	08/15/51	334,314

300,000		AEP Transmission Co LLC	5.400	03/15/53	287,143

1,000,000		AES Corp	5.450	06/01/28	1,017,355

675,000		AES Corp	2.450	01/15/31	577,012

1,500,000		AES Corp	5.800	03/15/32	1,515,686

575,000		Alabama Power Co	1.450	09/15/30	487,841

500,000		Alabama Power Co	5.850	11/15/33	527,619

1,000,000		Alabama Power Co	5.100	04/02/35	999,869

200,000		Alabama Power Co	3.850	12/01/42	160,140

400,000		Alabama Power Co	3.750	03/01/45	310,217

300,000		Alabama Power Co	4.300	01/02/46	250,404

350,000		Alabama Power Co	3.700	12/01/47	262,751

1,000,000		Alabama Power Co	4.300	07/15/48	827,240

1,000,000		Alabama Power Co	3.125	07/15/51	660,011

1,000,000		Alabama Power Co	3.000	03/15/52	642,720

400,000		Algonquin Power & Utilities Corp	5.365	06/15/26	402,303

1,000,000		Ameren Corp	5.000	01/15/29	1,009,355

1,000,000		Ameren Corp	5.375	03/15/35	997,824

750,000		Ameren Illinois Co	1.550	11/15/30	638,354

500,000		Ameren Illinois Co	3.850	09/01/32	467,822

725,000		Ameren Illinois Co	4.950	06/01/33	721,275

125,000		Ameren Illinois Co	4.150	03/15/46	103,257

1,150,000		Ameren Illinois Co	3.700	12/01/47	868,427

575,000		Ameren Illinois Co	4.500	03/15/49	488,143

325,000		Ameren Illinois Co	2.900	06/15/51	207,135

325,000		Ameren Illinois Co	5.900	12/01/52	335,601

1,500,000		Ameren Illinois Co	5.625	03/01/55	1,493,320

700,000		American Electric Power Co, Inc	4.300	12/01/28	692,743

2,000,000		American Electric Power Co, Inc	5.200	01/15/29	2,033,059

500,000		American Electric Power Co, Inc	2.300	03/01/30	443,997

1,000,000	(a)	American Electric Power Co, Inc	5.625	03/01/33	1,025,559

500,000		American Electric Power Co, Inc	6.950	12/15/54	510,024

500,000	(a)	American Electric Power Co, Inc	7.050	12/15/54	508,100

1,000,000		American Electric Power Co, Inc	3.875	02/15/62	946,599

200,000		American Water Capital Corp	2.950	09/01/27	193,247

500,000		American Water Capital Corp	3.750	09/01/28	488,296

750,000		American Water Capital Corp	3.450	06/01/29	718,723

100,000		American Water Capital Corp	2.800	05/01/30	91,481

1,250,000		American Water Capital Corp	2.300	06/01/31	1,081,592

1,000,000		American Water Capital Corp	5.150	03/01/34	1,003,441

600,000		American Water Capital Corp	5.250	03/01/35	603,291

225,000		American Water Capital Corp	4.300	12/01/42	193,569

150,000		American Water Capital Corp	4.300	09/01/45	126,067

100,000		American Water Capital Corp	4.000	12/01/46	78,264

1,175,000		American Water Capital Corp	3.750	09/01/47	888,804

500,000		American Water Capital Corp	4.200	09/01/48	404,134

500,000		American Water Capital Corp	4.150	06/01/49	400,782

675,000		American Water Capital Corp	3.450	05/01/50	475,009

1,250,000		American Water Capital Corp	3.250	06/01/51	839,206

1,000,000		American Water Capital Corp	5.450	03/01/54	963,861

1,000,000		Appalachian Power Co	2.700	04/01/31	884,635

500,000		Appalachian Power Co	4.500	08/01/32	479,057

1,000,000		Appalachian Power Co	5.650	04/01/34	1,013,826

300,000		Appalachian Power Co	4.500	03/01/49	243,775

775,000		Appalachian Power Co	3.700	05/01/50	548,675

200,000		Arizona Public Service Co	2.950	09/15/27	192,456

1,000,000		Arizona Public Service Co	2.600	08/15/29	917,567

750,000		Arizona Public Service Co	6.350	12/15/32	798,908

750,000		Arizona Public Service Co	5.550	08/01/33	759,197

See Notes to Financial Statements	97

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES - 2.5% (continued)

$1,000,000	Arizona Public Service Co	5.700%	08/15/34	$1,019,472

350,000	Arizona Public Service Co	4.500	04/01/42	299,134

200,000	Arizona Public Service Co	4.350	11/15/45	163,862

410,000	Arizona Public Service Co	3.750	05/15/46	309,820

200,000	Arizona Public Service Co	4.200	08/15/48	158,093

200,000	Arizona Public Service Co	4.250	03/01/49	158,699

300,000	Arizona Public Service Co	3.500	12/01/49	206,032

500,000	Arizona Public Service Co	3.350	05/15/50	341,918

750,000	Arizona Public Service Co	2.650	09/15/50	443,621

900,000	Atlantic City Electric Co	4.000	10/15/28	886,357

425,000	Atlantic City Electric Co	2.300	03/15/31	369,457

1,000,000	Atmos Energy Corp	2.625	09/15/29	924,222

750,000	Atmos Energy Corp	1.500	01/15/31	629,478

175,000	Atmos Energy Corp	5.450	10/15/32	181,007

1,500,000	Atmos Energy Corp	5.900	11/15/33	1,587,427

100,000	Atmos Energy Corp	5.500	06/15/41	100,743

125,000	Atmos Energy Corp	4.150	01/15/43	105,513

600,000	Atmos Energy Corp	4.125	10/15/44	497,351

500,000	Atmos Energy Corp	4.300	10/01/48	414,232

300,000	Atmos Energy Corp	4.125	03/15/49	238,614

1,500,000	Atmos Energy Corp	2.850	02/15/52	926,650

500,000	Atmos Energy Corp	5.750	10/15/52	502,222

125,000	Atmos Energy Corp	6.200	11/15/53	133,578

400,000	Atmos Energy Corp	5.000	12/15/54	361,654

625,000	Avangrid, Inc	3.800	06/01/29	601,726

150,000	Avista Corp	4.350	06/01/48	125,014

550,000	Avista Corp	4.000	04/01/52	409,892

1,500,000	Baltimore Gas and Electric Co	2.250	06/15/31	1,305,458

1,000,000	Baltimore Gas and Electric Co	5.300	06/01/34	1,013,200

150,000	Baltimore Gas and Electric Co	3.500	08/15/46	109,648

200,000	Baltimore Gas and Electric Co	3.750	08/15/47	151,324

200,000	Baltimore Gas and Electric Co	4.250	09/15/48	162,500

500,000	Baltimore Gas and Electric Co	3.200	09/15/49	333,496

775,000	Baltimore Gas and Electric Co	2.900	06/15/50	484,631

500,000	Baltimore Gas and Electric Co	4.550	06/01/52	421,271

500,000	Baltimore Gas and Electric Co	5.400	06/01/53	475,591

1,000,000	Baltimore Gas and Electric Co	5.650	06/01/54	981,451

175,000	Berkshire Hathaway Energy Co	3.250	04/15/28	169,512

2,500,000	Berkshire Hathaway Energy Co	1.650	05/15/31	2,088,990

950,000	Berkshire Hathaway Energy Co	6.125	04/01/36	1,011,347

1,032,000	Berkshire Hathaway Energy Co	5.950	05/15/37	1,089,917

725,000	Berkshire Hathaway Energy Co	5.150	11/15/43	688,880

975,000	Berkshire Hathaway Energy Co	4.500	02/01/45	843,304

1,250,000	Berkshire Hathaway Energy Co	3.800	07/15/48	945,676

1,025,000	Berkshire Hathaway Energy Co	4.450	01/15/49	851,555

2,500,000	Berkshire Hathaway Energy Co	2.850	05/15/51	1,533,563

1,000,000	BHP Billiton Finance USA Ltd	5.000	02/21/30	1,016,200

1,500,000	Black Hills Corp	5.950	03/15/28	1,553,920

550,000	Black Hills Corp	2.500	06/15/30	488,086

300,000	Black Hills Corp	4.350	05/01/33	280,710

1,000,000	Black Hills Corp	6.150	05/15/34	1,047,749

1,000,000	Black Hills Corp	6.000	01/15/35	1,035,023

200,000	Black Hills Corp	4.200	09/15/46	161,075

200,000	CenterPoint Energy Houston Electric LLC	2.400	09/01/26	194,643

300,000	CenterPoint Energy Houston Electric LLC	3.000	02/01/27	292,930

1,500,000	CenterPoint Energy Houston Electric LLC	5.200	10/01/28	1,535,782

1,000,000	CenterPoint Energy Houston Electric LLC	4.800	03/15/30	1,006,294

275,000	CenterPoint Energy Houston Electric LLC	2.350	04/01/31	240,384

100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	112,050

500,000	CenterPoint Energy Houston Electric LLC	4.950	04/01/33	496,539

1,000,000	CenterPoint Energy Houston Electric LLC	5.150	03/01/34	999,630

500,000	CenterPoint Energy Houston Electric LLC	5.050	03/01/35	496,411

98	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES - 2.5% (continued)

$300,000	CenterPoint Energy Houston Electric LLC	3.950%	03/01/48	$235,676

150,000	CenterPoint Energy Houston Electric LLC	2.900	07/01/50	95,647

875,000	CenterPoint Energy Houston Electric LLC	3.350	04/01/51	609,486

500,000	CenterPoint Energy Houston Electric LLC	3.600	03/01/52	361,008

100,000	CenterPoint Energy Houston Electric LLC	5.300	04/01/53	95,379

1,000,000	CenterPoint Energy Resources Corp	5.250	03/01/28	1,019,383

200,000	CenterPoint Energy Resources Corp	4.000	04/01/28	196,606

575,000	CenterPoint Energy Resources Corp	1.750	10/01/30	492,461

500,000	CenterPoint Energy Resources Corp	4.400	07/01/32	478,915

1,000,000	CenterPoint Energy Resources Corp	5.400	03/01/33	1,017,385

1,000,000	CenterPoint Energy Resources Corp	5.400	07/01/34	1,010,120

700,000	CenterPoint Energy Resources Corp	4.100	09/01/47	566,054

135,000	CenterPoint Energy, Inc	4.250	11/01/28	132,682

1,000,000	CenterPoint Energy, Inc	5.400	06/01/29	1,021,780

750,000	CenterPoint Energy, Inc	2.950	03/01/30	686,071

1,000,000	CenterPoint Energy, Inc	2.650	06/01/31	877,738

500,000	CenterPoint Energy, Inc	3.700	09/01/49	358,236

500,000	CenterPoint Energy, Inc	6.850	02/15/55	500,905

500,000	CenterPoint Energy, Inc	7.000	02/15/55	507,654

500,000	CenterPoint Energy, Inc	6.700	05/15/55	492,999

89,000	Cleco Corporate Holdings LLC	3.743	05/01/26	87,884

300,000	Cleco Corporate Holdings LLC	3.375	09/15/29	278,536

200,000	Cleco Corporate Holdings LLC	4.973	05/01/46	172,177

1,000,000	Cleco Securitization I LLC	4.646	09/01/42	946,060

790,000	CMS Energy Corp	3.450	08/15/27	771,755

1,000,000	CMS Energy Corp	3.750	12/01/50	878,206

425,000	CMS Energy Corp	6.500	06/01/55	414,154

500,000	Commonwealth Edison Co	2.200	03/01/30	446,782

1,000,000	Commonwealth Edison Co	3.150	03/15/32	892,228

1,000,000	Commonwealth Edison Co	4.900	02/01/33	993,566

1,000,000	Commonwealth Edison Co	5.300	06/01/34	1,016,188

200,000	Commonwealth Edison Co	3.800	10/01/42	159,109

300,000	Commonwealth Edison Co	4.700	01/15/44	267,049

100,000	Commonwealth Edison Co	3.700	03/01/45	77,038

250,000	Commonwealth Edison Co	3.650	06/15/46	187,523

400,000	Commonwealth Edison Co	3.750	08/15/47	302,013

1,175,000	Commonwealth Edison Co	4.000	03/01/48	921,288

1,300,000	Commonwealth Edison Co	4.000	03/01/49	1,009,738

500,000	Commonwealth Edison Co	3.200	11/15/49	335,245

500,000	Commonwealth Edison Co	3.000	03/01/50	323,991

1,000,000	Commonwealth Edison Co	3.125	03/15/51	657,316

500,000	Commonwealth Edison Co	2.750	09/01/51	303,097

500,000	Commonwealth Edison Co	5.300	02/01/53	473,800

500,000	Commonwealth Edison Co	5.650	06/01/54	495,064

1,000,000	Connecticut Light and Power Co	4.950	01/15/30	1,014,059

500,000	Connecticut Light and Power Co	2.050	07/01/31	426,736

1,000,000	Connecticut Light and Power Co	4.900	07/01/33	989,691

1,000,000	Connecticut Light and Power Co	4.950	08/15/34	991,260

400,000	Connecticut Light and Power Co	4.300	04/15/44	338,755

250,000	Connecticut Light and Power Co	4.150	06/01/45	206,429

775,000	Connecticut Light and Power Co	4.000	04/01/48	613,256

500,000	Connecticut Light and Power Co	5.250	01/15/53	474,857

200,000	Consolidated Edison Co of New York, Inc	3.800	05/15/28	196,477

300,000	Consolidated Edison Co of New York, Inc	4.000	12/01/28	296,183

100,000	Consolidated Edison Co of New York, Inc	3.350	04/01/30	94,582

2,000,000	Consolidated Edison Co of New York, Inc	2.400	06/15/31	1,760,000

1,000,000	Consolidated Edison Co of New York, Inc	5.200	03/01/33	1,015,984

750,000	Consolidated Edison Co of New York, Inc	5.500	03/15/34	774,418

1,500,000	Consolidated Edison Co of New York, Inc	5.375	05/15/34	1,533,772

1,000,000	Consolidated Edison Co of New York, Inc	5.125	03/15/35	1,001,298

200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	169,136

550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	444,540

See Notes to Financial Statements	99

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 2.5% (continued)

$1,475,000		Consolidated Edison Co of New York, Inc	4.450%	03/15/44	$1,271,151

150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	129,035

400,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	309,794

400,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	307,846

300,000		Consolidated Edison Co of New York, Inc	4.650	12/01/48	258,434

500,000		Consolidated Edison Co of New York, Inc	4.125	05/15/49	394,584

700,000		Consolidated Edison Co of New York, Inc	3.950	04/01/50	541,561

1,000,000		Consolidated Edison Co of New York, Inc	3.200	12/01/51	658,093

1,000,000		Consolidated Edison Co of New York, Inc	6.150	11/15/52	1,052,553

300,000		Consolidated Edison Co of New York, Inc	5.900	11/15/53	305,795

800,000		Consolidated Edison Co of New York, Inc	5.700	05/15/54	797,358

850,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	718,159

1,000,000		Consolidated Edison Co of New York, Inc	5.500	03/15/55	970,937

200,000		Consolidated Edison Co of New York, Inc	4.300	12/01/56	157,937

1,300,000		Consolidated Edison Co of New York, Inc	4.000	11/15/57	961,538

400,000		Consolidated Edison Co of New York, Inc	4.500	05/15/58	324,882

1,000,000		Consolidated Edison Co of New York, Inc	3.700	11/15/59	695,298

1,000,000		Consolidated Edison Co of New York, Inc	3.000	12/01/60	592,143

1,000,000		Consolidated Edison Co of New York, Inc	3.600	06/15/61	679,205

750,000		Constellation Energy Generation LLC	5.600	03/01/28	770,329

750,000		Constellation Energy Generation LLC	5.800	03/01/33	776,696

1,000,000		Constellation Energy Generation LLC	6.125	01/15/34	1,053,757

900,000		Constellation Energy Generation LLC	6.250	10/01/39	944,504

625,000		Constellation Energy Generation LLC	5.600	06/15/42	604,695

1,000,000		Constellation Energy Generation LLC	6.500	10/01/53	1,048,420

1,000,000		Constellation Energy Generation LLC	5.750	03/15/54	962,074

500,000		Consumers Energy Co	4.650	03/01/28	503,991

250,000		Consumers Energy Co	3.800	11/15/28	244,757

1,000,000		Consumers Energy Co	4.900	02/15/29	1,012,856

300,000		Consumers Energy Co	4.600	05/30/29	300,620

1,000,000		Consumers Energy Co	4.700	01/15/30	1,004,421

275,000		Consumers Energy Co	3.600	08/15/32	253,816

500,000		Consumers Energy Co	4.625	05/15/33	488,315

600,000		Consumers Energy Co	3.950	07/15/47	480,117

600,000	(a)	Consumers Energy Co	4.050	05/15/48	484,341

350,000		Consumers Energy Co	4.350	04/15/49	296,429

500,000		Consumers Energy Co	3.750	02/15/50	382,913

500,000		Consumers Energy Co	3.100	08/15/50	336,952

150,000		Consumers Energy Co	3.500	08/01/51	108,919

287,000		Consumers Energy Co	2.650	08/15/52	174,182

500,000		Consumers Energy Co	4.200	09/01/52	406,302

291,000		Consumers Energy Co	2.500	05/01/60	159,685

300,000		Dayton Power & Light Co	3.950	06/15/49	225,190

200,000		Delmarva Power & Light Co	4.150	05/15/45	163,900

925,000		Dominion Energy South Carolina, Inc	2.300	12/01/31	797,402

50,000		Dominion Energy South Carolina, Inc	5.300	05/15/33	50,873

900,000		Dominion Energy South Carolina, Inc	5.300	01/15/35	909,822

125,000		Dominion Energy South Carolina, Inc	5.450	02/01/41	123,377

800,000		Dominion Energy South Carolina, Inc	4.600	06/15/43	709,409

750,000		Dominion Energy South Carolina, Inc	6.250	10/15/53	806,118

1,000,000		Dominion Energy, Inc	1.450	04/15/26	968,132

775,000		Dominion Energy, Inc	3.600	03/15/27	761,618

500,000		Dominion Energy, Inc	4.250	06/01/28	496,428

303,000		Dominion Energy, Inc	3.375	04/01/30	283,161

1,000,000		Dominion Energy, Inc	5.000	06/15/30	1,004,912

500,000		Dominion Energy, Inc	2.250	08/15/31	425,452

500,000		Dominion Energy, Inc	4.350	08/15/32	476,499

1,000,000		Dominion Energy, Inc	5.375	11/15/32	1,009,696

1,000,000		Dominion Energy, Inc	5.450	03/15/35	999,712

475,000		Dominion Energy, Inc	3.300	04/15/41	349,920

200,000		Dominion Energy, Inc	4.700	12/01/44	171,497

500,000		Dominion Energy, Inc	4.600	03/15/49	412,549

100	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 2.5% (continued)

$500,000		Dominion Energy, Inc	4.850%	08/15/52	$426,970

1,200,000		Dominion Energy, Inc	7.000	06/01/54	1,261,266

1,050,000		Dominion Energy, Inc	6.875	02/01/55	1,087,121

1,000,000		Dominion Energy, Inc	6.625	05/15/55	992,975

500,000		DTE Electric Co	1.900	04/01/28	466,482

1,500,000		DTE Electric Co	3.000	03/01/32	1,339,237

1,000,000		DTE Electric Co	5.200	04/01/33	1,012,419

1,000,000		DTE Electric Co	5.200	03/01/34	1,006,657

200,000		DTE Electric Co	4.000	04/01/43	166,527

100,000		DTE Electric Co	3.700	06/01/46	77,071

500,000		DTE Electric Co	3.750	08/15/47	385,776

1,000,000		DTE Electric Co	4.050	05/15/48	806,533

525,000		DTE Electric Co	3.950	03/01/49	415,156

1,000,000		DTE Electric Co	2.950	03/01/50	652,359

400,000		DTE Electric Co	3.250	04/01/51	276,116

450,000		DTE Electric Co	3.650	03/01/52	332,213

870,768		DTE Electric Securitization Funding II LLC	5.970	03/01/32	914,757

1,000,000		DTE Electric Securitization Funding II LLC	6.090	09/01/37	1,087,517

1,000,000		DTE Energy Co	5.100	03/01/29	1,013,204

327,000		DTE Energy Co	3.400	06/15/29	310,145

500,000		DTE Energy Co	2.950	03/01/30	458,597

1,000,000		DTE Energy Co	5.200	04/01/30	1,012,669

1,000,000		DTE Energy Co	5.850	06/01/34	1,033,718

200,000		Duke Energy Carolinas LLC	2.950	12/01/26	195,987

500,000		Duke Energy Carolinas LLC	3.950	11/15/28	492,812

500,000		Duke Energy Carolinas LLC	2.450	08/15/29	458,960

1,500,000		Duke Energy Carolinas LLC	4.850	03/15/30	1,515,165

1,500,000		Duke Energy Carolinas LLC	2.550	04/15/31	1,330,167

375,000		Duke Energy Carolinas LLC	2.850	03/15/32	330,080

1,300,000		Duke Energy Carolinas LLC	4.950	01/15/33	1,300,326

1,000,000		Duke Energy Carolinas LLC	4.850	01/15/34	986,819

2,000,000		Duke Energy Carolinas LLC	5.250	03/15/35	2,025,295

125,000		Duke Energy Carolinas LLC	5.300	02/15/40	124,208

300,000		Duke Energy Carolinas LLC	3.750	06/01/45	232,165

200,000		Duke Energy Carolinas LLC	3.875	03/15/46	156,328

1,750,000		Duke Energy Carolinas LLC	3.700	12/01/47	1,312,119

1,500,000		Duke Energy Carolinas LLC	3.950	03/15/48	1,162,385

1,000,000		Duke Energy Carolinas LLC	3.200	08/15/49	675,013

1,500,000		Duke Energy Carolinas LLC	3.450	04/15/51	1,048,744

1,000,000		Duke Energy Carolinas LLC	5.350	01/15/53	955,099

1,500,000		Duke Energy Carolinas LLC	5.400	01/15/54	1,446,346

1,700,000		Duke Energy Corp	2.650	09/01/26	1,655,279

350,000		Duke Energy Corp	3.150	08/15/27	339,480

1,000,000		Duke Energy Corp	5.000	12/08/27	1,011,634

1,000,000		Duke Energy Corp	4.300	03/15/28	993,727

1,000,000		Duke Energy Corp	4.850	01/05/29	1,006,168

1,000,000		Duke Energy Corp	2.450	06/01/30	891,649

1,000,000		Duke Energy Corp	2.550	06/15/31	873,276

1,000,000		Duke Energy Corp	5.750	09/15/33	1,042,175

1,000,000	(a)	Duke Energy Corp	5.450	06/15/34	1,013,579

1,000,000		Duke Energy Corp	3.300	06/15/41	740,310

300,000		Duke Energy Corp	4.800	12/15/45	259,079

1,975,000		Duke Energy Corp	3.750	09/01/46	1,454,274

500,000		Duke Energy Corp	4.200	06/15/49	385,192

1,000,000		Duke Energy Corp	3.500	06/15/51	680,655

500,000		Duke Energy Corp	5.000	08/15/52	436,179

1,000,000		Duke Energy Corp	6.100	09/15/53	1,016,885

1,000,000		Duke Energy Corp	5.800	06/15/54	978,444

225,000		Duke Energy Corp	6.450	09/01/54	224,620

750,000		Duke Energy Corp	3.250	01/15/82	707,892

1,200,000		Duke Energy Florida LLC	3.200	01/15/27	1,178,044

1,000,000		Duke Energy Florida LLC	2.400	12/15/31	866,392

See Notes to Financial Statements	101

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 2.5% (continued)

$375,000		Duke Energy Florida LLC	6.400%	06/15/38	$408,298

500,000		Duke Energy Florida LLC	3.400	10/01/46	357,920

300,000		Duke Energy Florida LLC	4.200	07/15/48	241,386

1,000,000		Duke Energy Florida LLC	3.000	12/15/51	635,055

1,000,000		Duke Energy Florida LLC	5.950	11/15/52	1,020,729

1,000,000		Duke Energy Indiana LLC	5.250	03/01/34	1,010,149

300,000		Duke Energy Indiana LLC	3.750	05/15/46	227,811

500,000		Duke Energy Indiana LLC	3.250	10/01/49	338,791

275,000		Duke Energy Indiana LLC	2.750	04/01/50	167,714

500,000		Duke Energy Indiana LLC	5.400	04/01/53	474,938

200,000		Duke Energy Ohio, Inc	3.650	02/01/29	194,358

25,000		Duke Energy Ohio, Inc	2.125	06/01/30	22,114

750,000		Duke Energy Ohio, Inc	5.250	04/01/33	760,880

200,000		Duke Energy Ohio, Inc	3.700	06/15/46	149,602

200,000		Duke Energy Ohio, Inc	4.300	02/01/49	159,490

500,000		Duke Energy Ohio, Inc	5.650	04/01/53	491,353

1,000,000		Duke Energy Ohio, Inc	5.550	03/15/54	968,479

300,000		Duke Energy Progress LLC	3.700	09/01/28	293,445

5,357,000		Duke Energy Progress LLC	3.450	03/15/29	5,160,506

1,500,000		Duke Energy Progress LLC	2.000	08/15/31	1,278,378

750,000		Duke Energy Progress LLC	5.250	03/15/33	763,823

1,000,000		Duke Energy Progress LLC	5.100	03/15/34	1,006,705

1,000,000	(a)	Duke Energy Progress LLC	5.050	03/15/35	995,197

400,000		Duke Energy Progress LLC	4.375	03/30/44	343,151

500,000		Duke Energy Progress LLC	4.150	12/01/44	409,892

300,000		Duke Energy Progress LLC	4.200	08/15/45	246,839

500,000		Duke Energy Progress LLC	3.700	10/15/46	375,263

200,000		Duke Energy Progress LLC	3.600	09/15/47	147,459

600,000		Duke Energy Progress LLC	2.500	08/15/50	351,052

500,000		Duke Energy Progress LLC	2.900	08/15/51	314,557

750,000		Duke Energy Progress LLC	5.350	03/15/53	713,825

1,000,000		Duke Energy Progress LLC	5.550	03/15/55	978,164

1,000,000		Eastern Energy Gas Holdings LLC	5.800	01/15/35	1,032,168

1,000,000		Eastern Energy Gas Holdings LLC	6.200	01/15/55	1,045,750

750,000	(a)	Edison International	5.750	06/15/27	757,342

300,000		Edison International	4.125	03/15/28	288,498

1,000,000		Edison International	5.250	11/15/28	986,028

1,000,000	(a)	Edison International	5.450	06/15/29	986,807

500,000		Edison International	6.950	11/15/29	519,797

1,000,000		Edison International	6.250	03/15/30	1,012,788

1,000,000	(a)	Edison International	5.250	03/15/32	956,508

200,000		El Paso Electric Co	5.000	12/01/44	174,993

2,000,000		Emera US Finance LP	2.639	06/15/31	1,727,694

625,000		Emera US Finance LP	4.750	06/15/46	515,249

400,000	(a)	Enel Americas S.A.	4.000	10/25/26	395,790

675,000		Enel Chile S.A.	4.875	06/12/28	672,333

1,000,000		Entergy Arkansas LLC	5.150	01/15/33	1,011,041

500,000		Entergy Arkansas LLC	5.300	09/15/33	509,897

1,000,000		Entergy Arkansas LLC	5.450	06/01/34	1,021,026

200,000		Entergy Arkansas LLC	4.200	04/01/49	160,621

425,000		Entergy Arkansas LLC	2.650	06/15/51	249,332

1,000,000		Entergy Arkansas LLC	5.750	06/01/54	995,835

625,000		Entergy Corp	2.400	06/15/31	538,771

500,000		Entergy Corp	3.750	06/15/50	356,634

650,000		Entergy Corp	7.125	12/01/54	657,957

1,000,000		Entergy Louisiana LLC	1.600	12/15/30	843,822

1,000,000		Entergy Louisiana LLC	2.350	06/15/32	840,173

500,000		Entergy Louisiana LLC	4.000	03/15/33	465,460

1,000,000		Entergy Louisiana LLC	5.350	03/15/34	1,011,774

1,000,000		Entergy Louisiana LLC	5.150	09/15/34	996,989

500,000		Entergy Louisiana LLC	3.100	06/15/41	364,833

300,000		Entergy Louisiana LLC	4.200	09/01/48	239,960

102	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES - 2.5% (continued)

$300,000	Entergy Louisiana LLC	4.200%	04/01/50	$238,305

500,000	Entergy Louisiana LLC	4.750	09/15/52	434,072

1,000,000	Entergy Louisiana LLC	5.700	03/15/54	985,964

325,000	Entergy Louisiana LLC	5.800	03/15/55	323,427

800,000	Entergy Mississippi LLC	3.850	06/01/49	596,985

475,000	Entergy Mississippi LLC	3.500	06/01/51	331,292

1,000,000	Entergy Mississippi LLC	5.850	06/01/54	998,356

2,000,000	Entergy Mississippi LLC	5.800	04/15/55	1,991,161

575,000	Entergy Texas, Inc	1.750	03/15/31	487,323

1,000,000	Entergy Texas, Inc	5.250	04/15/35	998,641

200,000	Entergy Texas, Inc	4.500	03/30/39	181,039

700,000	Entergy Texas, Inc	3.550	09/30/49	495,923

1,000,000	Entergy Texas, Inc	5.800	09/01/53	999,145

1,000,000	Entergy Texas, Inc	5.550	09/15/54	958,421

775,000	Enterprise Products Operating LLC	3.700	01/31/51	563,003

1,500,000	Equitable Holdings, Inc	6.700	03/28/55	1,488,414

125,000	Essential Utilities, Inc	3.566	05/01/29	119,341

225,000	Essential Utilities, Inc	2.704	04/15/30	203,694

1,000,000	Essential Utilities, Inc	2.400	05/01/31	873,098

1,000,000	Essential Utilities, Inc	5.375	01/15/34	1,005,171

200,000	Essential Utilities, Inc	4.276	05/01/49	157,892

300,000	Essential Utilities, Inc	3.351	04/15/50	200,002

500,000	Essential Utilities, Inc	5.300	05/01/52	456,472

1,000,000	Evergy Kansas Central, Inc	5.900	11/15/33	1,047,526

1,000,000	Evergy Kansas Central, Inc	5.250	03/15/35	1,003,992

500,000	Evergy Kansas Central, Inc	4.125	03/01/42	419,628

175,000	Evergy Kansas Central, Inc	4.100	04/01/43	143,947

375,000	Evergy Kansas Central, Inc	3.250	09/01/49	252,699

425,000	Evergy Kansas Central, Inc	3.450	04/15/50	297,408

1,000,000	Evergy Kansas Central, Inc	5.700	03/15/53	995,058

150,000	Evergy Metro, Inc	2.250	06/01/30	133,307

500,000	Evergy Metro, Inc	5.400	04/01/34	507,183

100,000	Evergy Metro, Inc	5.300	10/01/41	96,653

650,000	Evergy Metro, Inc	4.200	06/15/47	523,379

100,000	Evergy Metro, Inc	4.200	03/15/48	80,182

300,000	Evergy Metro, Inc	4.125	04/01/49	236,611

750,000	Evergy, Inc	2.900	09/15/29	692,918

1,000,000	Evergy, Inc	6.650	06/01/55	983,616

200,000	Eversource Energy	3.300	01/15/28	193,212

1,000,000	Eversource Energy	5.450	03/01/28	1,021,799

300,000	Eversource Energy	4.250	04/01/29	294,610

100,000	Eversource Energy	1.650	08/15/30	84,847

1,000,000	Eversource Energy	2.550	03/15/31	877,639

1,000,000	Eversource Energy	5.850	04/15/31	1,039,548

1,000,000	Eversource Energy	3.375	03/01/32	896,112

500,000	Eversource Energy	5.500	01/01/34	502,325

1,000,000	Eversource Energy	5.950	07/15/34	1,038,805

600,000	Eversource Energy	3.450	01/15/50	415,084

1,500,000	Exelon Corp	5.125	03/15/31	1,516,615

1,000,000	Exelon Corp	3.350	03/15/32	902,872

750,000	Exelon Corp	5.300	03/15/33	760,161

1,000,000	Exelon Corp	5.450	03/15/34	1,016,767

500,000	Exelon Corp	4.950	06/15/35	481,679

975,000	Exelon Corp	4.450	04/15/46	807,091

100,000	Exelon Corp	4.700	04/15/50	83,896

500,000	Exelon Corp	4.100	03/15/52	384,493

1,000,000	Exelon Corp	5.600	03/15/53	962,946

1,500,000	Exelon Corp	5.875	03/15/55	1,496,773

475,000	Exelon Corp	6.500	03/15/55	472,975

3,000,000	FirstEnergy Transmission LLC	4.550	01/15/30	2,958,556

2,500,000	FirstEnergy Transmission LLC	5.000	01/15/35	2,450,538

750,000	Florida Power & Light Co	4.400	05/15/28	750,851

See Notes to Financial Statements	103

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 2.5% (continued)

$1,000,000		Florida Power & Light Co	5.150%	06/15/29	$1,027,562

425,000		Florida Power & Light Co	4.625	05/15/30	427,713

1,000,000		Florida Power & Light Co	2.450	02/03/32	863,447

750,000		Florida Power & Light Co	5.100	04/01/33	758,737

150,000		Florida Power & Light Co	4.800	05/15/33	148,861

2,000,000		Florida Power & Light Co	5.300	06/15/34	2,046,829

100,000		Florida Power & Light Co	4.125	02/01/42	84,640

200,000		Florida Power & Light Co	4.050	06/01/42	168,323

450,000		Florida Power & Light Co	3.800	12/15/42	364,412

400,000		Florida Power & Light Co	4.050	10/01/44	329,899

500,000		Florida Power & Light Co	3.700	12/01/47	380,434

1,675,000		Florida Power & Light Co	3.950	03/01/48	1,328,403

500,000		Florida Power & Light Co	4.125	06/01/48	405,960

1,100,000		Florida Power & Light Co	3.990	03/01/49	873,441

400,000		Florida Power & Light Co	3.150	10/01/49	271,942

500,000		Florida Power & Light Co	2.875	12/04/51	317,008

750,000		Florida Power & Light Co	5.300	04/01/53	722,112

1,000,000		Florida Power & Light Co	5.600	06/15/54	1,004,164

350,000		Florida Power & Light Co	5.700	03/15/55	357,339

1,000,000		Florida Power & Light Co	5.800	03/15/65	1,023,241

768,000		Fortis, Inc	3.055	10/04/26	750,338

100,000		Georgia Power Co	3.250	04/01/26	98,889

700,000		Georgia Power Co	3.250	03/30/27	685,092

1,000,000		Georgia Power Co	4.650	05/16/28	1,006,476

700,000		Georgia Power Co	2.650	09/15/29	645,779

1,500,000		Georgia Power Co	4.550	03/15/30	1,498,227

1,000,000		Georgia Power Co	4.850	03/15/31	1,005,865

1,500,000		Georgia Power Co	4.950	05/17/33	1,489,653

1,500,000		Georgia Power Co	5.250	03/15/34	1,513,464

1,000,000		Georgia Power Co	5.200	03/15/35	1,006,678

625,000		Georgia Power Co	4.300	03/15/42	536,149

700,000		Georgia Power Co	4.300	03/15/43	595,512

2,500,000		Georgia Power Co	3.250	03/15/51	1,694,593

400,000		Iberdrola International BV	6.750	07/15/36	451,248

1,000,000		Idaho Power Co	5.200	08/15/34	1,004,816

425,000		Idaho Power Co	5.500	03/15/53	409,430

1,000,000		Idaho Power Co	5.800	04/01/54	1,004,813

2,000,000		Idaho Power Co	5.700	03/15/55	1,963,104

500,000		Indiana Michigan Power Co	3.850	05/15/28	488,785

225,000		Indiana Michigan Power Co	4.550	03/15/46	191,417

100,000		Indiana Michigan Power Co	3.750	07/01/47	74,449

300,000		Indiana Michigan Power Co	4.250	08/15/48	240,229

675,000		Indiana Michigan Power Co	3.250	05/01/51	449,981

500,000		Indiana Michigan Power Co	5.625	04/01/53	490,458

1,000,000		Ingersoll Rand, Inc	5.700	06/15/54	991,109

325,000		Interstate Power and Light Co	3.600	04/01/29	312,363

125,000		Interstate Power and Light Co	2.300	06/01/30	110,594

1,000,000		Interstate Power and Light Co	5.700	10/15/33	1,027,644

200,000		Interstate Power and Light Co	4.950	09/30/34	195,016

100,000		Interstate Power and Light Co	6.250	07/15/39	107,890

100,000		Interstate Power and Light Co	3.700	09/15/46	74,740

300,000		Interstate Power and Light Co	3.500	09/30/49	211,976

1,000,000		Interstate Power and Light Co	3.100	11/30/51	645,973

500,000		Interstate Power and Light Co	5.450	09/30/54	477,408

100,000		IPALCO Enterprises, Inc	4.250	05/01/30	95,203

500,000		IPALCO Enterprises, Inc	5.750	04/01/34	505,420

100,000		ITC Holdings Corp	3.250	06/30/26	98,212

900,000		ITC Holdings Corp	3.350	11/15/27	871,507

750,000	(b)	Jersey Central Power & Light Co	5.100	01/15/35	741,473

1,500,000		Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078	10/01/54	1,480,275

1,000,000		Kentucky Utilities Co	5.450	04/15/33	1,024,348

300,000		Kentucky Utilities Co	4.375	10/01/45	250,818

104	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 2.5% (continued)

$400,000		Kentucky Utilities Co	3.300%	06/01/50	$271,875

1,000,000		Louisville Gas and Electric Co	5.450	04/15/33	1,022,047

300,000		Louisville Gas and Electric Co	4.250	04/01/49	239,080

1,500,000		MidAmerican Energy Co	3.100	05/01/27	1,465,064

575,000		MidAmerican Energy Co	3.650	04/15/29	557,515

425,000		MidAmerican Energy Co	5.350	01/15/34	436,331

200,000		MidAmerican Energy Co	4.800	09/15/43	182,404

200,000		MidAmerican Energy Co	4.400	10/15/44	172,604

200,000		MidAmerican Energy Co	4.250	05/01/46	165,824

500,000		MidAmerican Energy Co	3.950	08/01/47	392,135

1,000,000		MidAmerican Energy Co	3.650	08/01/48	747,687

300,000		MidAmerican Energy Co	4.250	07/15/49	244,438

300,000		MidAmerican Energy Co	3.150	04/15/50	201,284

1,000,000		MidAmerican Energy Co	2.700	08/01/52	610,530

400,000		MidAmerican Energy Co	5.850	09/15/54	410,917

250,000		MidAmerican Energy Co	5.300	02/01/55	237,396

500,000		Mississippi Power Co	3.950	03/30/28	493,672

750,000		Mississippi Power Co	4.250	03/15/42	634,795

1,000,000		Mississippi Power Co	3.100	07/30/51	651,065

200,000		National Fuel Gas Co	3.950	09/15/27	196,285

200,000		National Fuel Gas Co	4.750	09/01/28	199,433

1,000,000		National Fuel Gas Co	5.500	03/15/30	1,018,129

1,100,000		National Fuel Gas Co	2.950	03/01/31	975,664

200,000		National Fuel Gas Co	5.950	03/15/35	203,804

1,000,000		National Grid plc	5.602	06/12/28	1,025,687

1,000,000		National Grid plc	5.809	06/12/33	1,030,476

1,000,000		National Grid plc	5.418	01/11/34	1,009,430

250,000		National Grid USA	5.803	04/01/35	253,477

1,000,000		Nevada Power Co	3.700	05/01/29	971,846

500,000		Nevada Power Co	2.400	05/01/30	449,794

500,000		Nevada Power Co	3.125	08/01/50	324,275

500,000		Nevada Power Co	5.900	05/01/53	500,430

1,000,000		Nevada Power Co	6.000	03/15/54	1,020,363

1,000,000		Nevada Power Co	6.250	05/15/55	989,360

1,000,000		NextEra Energy Capital Holdings, Inc	4.900	02/28/28	1,009,425

2,500,000		NextEra Energy Capital Holdings, Inc	1.900	06/15/28	2,306,386

2,000,000		NextEra Energy Capital Holdings, Inc	4.900	03/15/29	2,017,007

300,000		NextEra Energy Capital Holdings, Inc	3.500	04/01/29	287,631

450,000		NextEra Energy Capital Holdings, Inc	2.750	11/01/29	415,419

1,500,000	(a)	NextEra Energy Capital Holdings, Inc	5.000	02/28/30	1,526,287

2,980,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	2,636,535

1,000,000		NextEra Energy Capital Holdings, Inc	2.440	01/15/32	854,312

450,000		NextEra Energy Capital Holdings, Inc	5.000	07/15/32	450,098

1,500,000		NextEra Energy Capital Holdings, Inc	5.050	02/28/33	1,491,117

1,625,000		NextEra Energy Capital Holdings, Inc	5.250	03/15/34	1,626,049

1,000,000		NextEra Energy Capital Holdings, Inc	3.000	01/15/52	620,480

1,000,000		NextEra Energy Capital Holdings, Inc	5.250	02/28/53	918,905

1,500,000		NextEra Energy Capital Holdings, Inc	6.750	06/15/54	1,531,120

1,500,000		NextEra Energy Capital Holdings, Inc	6.700	09/01/54	1,518,627

1,000,000		NextEra Energy Capital Holdings, Inc	6.375	08/15/55	1,001,077

1,000,000		NextEra Energy Capital Holdings, Inc	6.500	08/15/55	1,019,438

1,700,000		NextEra Energy Capital Holdings, Inc	5.650	05/01/79	1,664,417

1,000,000		NextEra Energy Capital Holdings, Inc	3.800	03/15/82	940,842

1,000,000		NiSource, Inc	3.490	05/15/27	979,388

1,500,000		NiSource, Inc	5.250	03/30/28	1,526,169

750,000		NiSource, Inc	5.200	07/01/29	763,856

750,000		NiSource, Inc	2.950	09/01/29	697,291

200,000		NiSource, Inc	3.600	05/01/30	189,392

800,000		NiSource, Inc	1.700	02/15/31	669,518

1,000,000		NiSource, Inc	5.400	06/30/33	1,004,437

1,000,000		NiSource, Inc	5.350	04/01/34	1,003,243

77,000		NiSource, Inc	5.950	06/15/41	78,120

See Notes to Financial Statements	105

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 2.5% (continued)

$700,000		NiSource, Inc	5.250%	02/15/43	$652,747

450,000		NiSource, Inc	4.800	02/15/44	398,540

815,000		NiSource, Inc	5.650	02/01/45	793,431

350,000		NiSource, Inc	4.375	05/15/47	287,952

500,000		NiSource, Inc	3.950	03/30/48	384,590

200,000		NiSource, Inc	5.000	06/15/52	177,689

750,000		NiSource, Inc	6.950	11/30/54	760,414

750,000		NiSource, Inc	6.375	03/31/55	741,099

350,000		NiSource, Inc	5.850	04/01/55	347,909

600,000		Northern States Power Co	2.250	04/01/31	524,925

425,000		Northern States Power Co	5.350	11/01/39	425,036

175,000		Northern States Power Co	3.600	05/15/46	131,697

1,950,000		Northern States Power Co	3.600	09/15/47	1,455,141

325,000		Northern States Power Co	2.900	03/01/50	209,614

467,000		Northern States Power Co	2.600	06/01/51	278,950

1,000,000		Northern States Power Co	3.200	04/01/52	672,522

400,000		Northern States Power Co	4.500	06/01/52	337,940

500,000		Northern States Power Co	5.100	05/15/53	462,979

1,000,000		Northern States Power Co	5.400	03/15/54	970,924

1,000,000		Northern States Power Co	5.650	06/15/54	1,008,185

1,000,000		Northwest Natural Holding Co	7.000	09/15/55	976,369

200,000		NorthWestern Corp	4.176	11/15/44	164,064

500,000		NSTAR Electric Co	4.850	03/01/30	504,434

1,000,000		NSTAR Electric Co	1.950	08/15/31	847,745

1,000,000		NSTAR Electric Co	5.400	06/01/34	1,017,024

500,000		NSTAR Electric Co	5.200	03/01/35	499,735

1,100,000		NSTAR Electric Co	3.100	06/01/51	734,905

350,000		NSTAR Electric Co	4.550	06/01/52	294,525

1,500,000		Nutrien Ltd	5.250	03/12/32	1,501,588

500,000		Oglethorpe Power Corp	4.500	04/01/47	409,551

500,000		Oglethorpe Power Corp	5.050	10/01/48	442,246

750,000		Oglethorpe Power Corp	3.750	08/01/50	530,876

500,000		Oglethorpe Power Corp	5.250	09/01/50	449,873

500,000		Oglethorpe Power Corp	6.200	12/01/53	511,617

1,000,000	(b)	Oglethorpe Power Corp	5.800	06/01/54	981,812

550,000	(b)	Oglethorpe Power Corp	5.900	02/01/55	549,967

2,000,000		Ohio Power Co	1.625	01/15/31	1,671,690

750,000		Ohio Power Co	5.650	06/01/34	761,030

500,000		Ohio Power Co	4.150	04/01/48	391,836

1,500,000		Ohio Power Co	4.000	06/01/49	1,150,553

1,000,000		Ohio Power Co	2.900	10/01/51	620,184

500,000		Oklahoma Gas and Electric Co	3.300	03/15/30	468,827

100,000		Oklahoma Gas and Electric Co	3.250	04/01/30	93,545

500,000		Oklahoma Gas and Electric Co	5.400	01/15/33	509,648

200,000		Oklahoma Gas and Electric Co	4.150	04/01/47	158,785

200,000		Oklahoma Gas and Electric Co	3.850	08/15/47	151,994

2,000,000		Oklahoma Gas and Electric Co	5.600	04/01/53	1,952,052

1,000,000		Oklahoma Gas and Electric Co	5.800	04/01/55	997,028

750,000		Oncor Electric Delivery Co LLC	3.700	11/15/28	731,177

1,500,000		Oncor Electric Delivery Co LLC	5.750	03/15/29	1,561,940

425,000		Oncor Electric Delivery Co LLC	4.150	06/01/32	404,118

500,000		Oncor Electric Delivery Co LLC	4.550	09/15/32	487,354

1,000,000		Oncor Electric Delivery Co LLC	5.650	11/15/33	1,037,878

1,000,000	(b)	Oncor Electric Delivery Co LLC	5.350	04/01/35	1,011,132

100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	97,820

550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	484,573

56,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	54,092

300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	231,650

400,000		Oncor Electric Delivery Co LLC	3.800	09/30/47	304,009

200,000		Oncor Electric Delivery Co LLC	4.100	11/15/48	157,261

500,000		Oncor Electric Delivery Co LLC	3.800	06/01/49	373,818

500,000		Oncor Electric Delivery Co LLC	3.100	09/15/49	328,633

106	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 2.5% (continued)

$200,000		Oncor Electric Delivery Co LLC	3.700%	05/15/50	$145,453

550,000		Oncor Electric Delivery Co LLC	2.700	11/15/51	324,668

2,000,000		Oncor Electric Delivery Co LLC	4.950	09/15/52	1,782,149

164,000		Oncor Electric Delivery Co LLC	5.350	10/01/52	154,202

1,000,000		Oncor Electric Delivery Co LLC	5.550	06/15/54	976,762

1,000,000	(b)	Oncor Electric Delivery Co LLC	5.800	04/01/55	1,003,878

1,000,000		ONE Gas, Inc	5.100	04/01/29	1,020,391

100,000		ONE Gas, Inc	2.000	05/15/30	88,374

500,000		ONE Gas, Inc	4.250	09/01/32	475,210

100,000		ONE Gas, Inc	4.658	02/01/44	89,241

500,000		ONE Gas, Inc	4.500	11/01/48	417,531

500,000		Pacific Gas and Electric Co	5.450	06/15/27	505,106

3,000,000		Pacific Gas and Electric Co	2.100	08/01/27	2,814,049

1,500,000		Pacific Gas and Electric Co	3.000	06/15/28	1,410,348

500,000		Pacific Gas and Electric Co	6.100	01/15/29	516,553

1,000,000		Pacific Gas and Electric Co	4.200	03/01/29	967,322

500,000		Pacific Gas and Electric Co	5.550	05/15/29	506,825

3,000,000		Pacific Gas and Electric Co	4.550	07/01/30	2,903,888

3,000,000		Pacific Gas and Electric Co	2.500	02/01/31	2,578,817

2,000,000		Pacific Gas and Electric Co	3.250	06/01/31	1,779,535

1,000,000		Pacific Gas and Electric Co	4.400	03/01/32	934,483

500,000		Pacific Gas and Electric Co	5.900	06/15/32	509,947

500,000		Pacific Gas and Electric Co	6.150	01/15/33	514,971

1,500,000		Pacific Gas and Electric Co	6.400	06/15/33	1,567,703

1,000,000		Pacific Gas and Electric Co	6.950	03/15/34	1,083,602

1,500,000		Pacific Gas and Electric Co	5.800	05/15/34	1,514,626

1,500,000		Pacific Gas and Electric Co	5.700	03/01/35	1,500,138

750,000		Pacific Gas and Electric Co	4.500	07/01/40	637,012

1,000,000		Pacific Gas and Electric Co	3.300	08/01/40	735,356

1,500,000		Pacific Gas and Electric Co	4.200	06/01/41	1,193,281

1,200,000		Pacific Gas and Electric Co	4.950	07/01/50	1,002,040

2,300,000		Pacific Gas and Electric Co	3.500	08/01/50	1,528,811

1,000,000		Pacific Gas and Electric Co	5.250	03/01/52	862,636

2,000,000		Pacific Gas and Electric Co	6.750	01/15/53	2,088,632

400,000		Pacific Gas and Electric Co	6.700	04/01/53	416,220

1,500,000		Pacific Gas and Electric Co	5.900	10/01/54	1,420,683

2,500,000		Pacific Gas and Electric Co	6.150	03/01/55	2,446,932

500,000		PacifiCorp	3.500	06/15/29	478,057

500,000		PacifiCorp	2.700	09/15/30	447,522

1,000,000		PacifiCorp	5.300	02/15/31	1,020,598

1,000,000		PacifiCorp	5.450	02/15/34	1,008,059

850,000		PacifiCorp	6.000	01/15/39	876,243

300,000		PacifiCorp	4.125	01/15/49	231,759

1,300,000		PacifiCorp	4.150	02/15/50	1,004,690

250,000		PacifiCorp	3.300	03/15/51	163,919

2,000,000		PacifiCorp	2.900	06/15/52	1,201,980

750,000		PacifiCorp	5.350	12/01/53	688,570

775,000		PacifiCorp	5.500	05/15/54	727,438

1,000,000		PacifiCorp	5.800	01/15/55	975,648

1,000,000		PacifiCorp	7.375	09/15/55	1,012,867

1,000,000		PECO Energy Co	4.900	06/15/33	995,989

200,000		PECO Energy Co	4.150	10/01/44	167,990

200,000		PECO Energy Co	3.700	09/15/47	151,912

1,200,000		PECO Energy Co	3.900	03/01/48	936,240

125,000		PECO Energy Co	3.000	09/15/49	82,551

100,000		PECO Energy Co	2.800	06/15/50	62,922

475,000		PECO Energy Co	3.050	03/15/51	309,496

1,000,000		PECO Energy Co	2.850	09/15/51	623,019

500,000		PECO Energy Co	4.600	05/15/52	429,990

500,000		PECO Energy Co	4.375	08/15/52	410,950

625,000		PECO Energy Co	5.250	09/15/54	592,009

1,000,000		PG&E Recovery Funding LLC	4.838	06/01/33	1,003,628

See Notes to Financial Statements	107

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES - 2.5% (continued)

$500,000	PG&E Recovery Funding LLC	5.256%	01/15/38	$504,551

1,000,000	PG&E Recovery Funding LLC	5.231	06/01/42	997,097

500,000	PG&E Recovery Funding LLC	5.536	07/15/47	500,326

1,000,000	PG&E Recovery Funding LLC	5.529	06/01/51	998,468

351,886	PG&E WILDFIRE RECOVERY	3.594	06/01/30	343,706

250,000	PG&E WILDFIRE RECOVERY	4.263	06/01/36	236,167

250,000	PG&E WILDFIRE RECOVERY	4.377	06/01/39	231,344

1,000,000	PG&E WILDFIRE RECOVERY	4.451	12/01/47	876,925

1,000,000	PG&E WILDFIRE RECOVERY	4.674	12/01/51	887,695

391,846	PG&E Wildfire Recovery Funding LLC	4.022	06/01/31	385,128

500,000	PG&E Wildfire Recovery Funding LLC	4.722	06/01/37	485,530

500,000	PG&E Wildfire Recovery Funding LLC	5.081	06/01/41	489,978

750,000	PG&E Wildfire Recovery Funding LLC	5.212	12/01/47	716,849

750,000	PG&E Wildfire Recovery Funding LLC	5.099	06/01/52	702,376

1,000,000	Piedmont Natural Gas Co, Inc	2.500	03/15/31	873,858

500,000	Piedmont Natural Gas Co, Inc	5.400	06/15/33	506,467

1,000,000	Piedmont Natural Gas Co, Inc	5.100	02/15/35	990,422

200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	175,106

1,600,000	Piedmont Natural Gas Co, Inc	3.350	06/01/50	1,071,552

1,000,000	Piedmont Natural Gas Co, Inc	5.050	05/15/52	892,395

500,000	Potomac Electric Power Co	5.200	03/15/34	502,660

900,000	Potomac Electric Power Co	4.150	03/15/43	753,862

250,000	Potomac Electric Power Co	5.500	03/15/54	244,451

950,000	PPL Capital Funding, Inc	3.100	05/15/26	934,367

1,000,000	PPL Capital Funding, Inc	5.250	09/01/34	995,049

1,500,000	PPL Electric Utilities Corp	5.000	05/15/33	1,499,507

150,000	PPL Electric Utilities Corp	4.850	02/15/34	148,208

200,000	PPL Electric Utilities Corp	4.125	06/15/44	166,959

275,000	PPL Electric Utilities Corp	4.150	10/01/45	228,611

500,000	PPL Electric Utilities Corp	3.950	06/01/47	400,339

200,000	PPL Electric Utilities Corp	4.150	06/15/48	164,208

525,000	PPL Electric Utilities Corp	3.000	10/01/49	348,239

1,000,000	PPL Electric Utilities Corp	5.250	05/15/53	956,650

1,000,000	Public Service Co of Colorado	1.900	01/15/31	857,695

1,050,000	Public Service Co of Colorado	1.875	06/15/31	886,547

275,000	Public Service Co of Colorado	4.100	06/01/32	261,734

1,750,000	Public Service Co of Colorado	5.350	05/15/34	1,759,115

200,000	Public Service Co of Colorado	3.800	06/15/47	151,096

100,000	Public Service Co of Colorado	4.100	06/15/48	77,787

300,000	Public Service Co of Colorado	4.050	09/15/49	231,357

400,000	Public Service Co of Colorado	3.200	03/01/50	268,056

350,000	Public Service Co of Colorado	2.700	01/15/51	208,036

1,000,000	Public Service Co of Colorado	5.250	04/01/53	924,558

500,000	Public Service Co of Colorado	5.750	05/15/54	495,606

1,000,000	Public Service Co of Colorado	5.850	05/15/55	994,435

1,500,000	Public Service Co of New Hampshire	5.350	10/01/33	1,533,129

100,000	Public Service Co of New Hampshire	3.600	07/01/49	73,541

500,000	Public Service Co of New Hampshire	5.150	01/15/53	468,641

500,000	Public Service Co of Oklahoma	2.200	08/15/31	424,306

1,000,000	Public Service Co of Oklahoma	5.250	01/15/33	1,002,154

1,500,000	Public Service Co of Oklahoma	5.200	01/15/35	1,481,663

500,000	Public Service Co of Oklahoma	3.150	08/15/51	322,789

500,000	Public Service Electric and Gas Co	2.450	01/15/30	456,082

1,000,000	Public Service Electric and Gas Co	1.900	08/15/31	848,915

225,000	Public Service Electric and Gas Co	4.900	12/15/32	226,680

500,000	Public Service Electric and Gas Co	4.650	03/15/33	492,896

1,000,000	Public Service Electric and Gas Co	5.200	08/01/33	1,016,241

500,000	Public Service Electric and Gas Co	5.200	03/01/34	508,664

450,000	Public Service Electric and Gas Co	5.050	03/01/35	452,825

200,000	Public Service Electric and Gas Co	3.800	01/01/43	160,904

600,000	Public Service Electric and Gas Co	3.800	03/01/46	467,770

200,000	Public Service Electric and Gas Co	3.600	12/01/47	150,040

108	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 2.5% (continued)

$250,000		Public Service Electric and Gas Co	4.050%	05/01/48	$201,918

500,000		Public Service Electric and Gas Co	3.850	05/01/49	389,288

575,000		Public Service Electric and Gas Co	3.200	08/01/49	395,325

500,000		Public Service Electric and Gas Co	3.150	01/01/50	342,023

175,000		Public Service Electric and Gas Co	2.700	05/01/50	108,166

425,000	(a)	Public Service Electric and Gas Co	2.050	08/01/50	226,123

2,000,000		Public Service Electric and Gas Co	3.000	03/01/51	1,308,450

200,000		Public Service Electric and Gas Co	5.125	03/15/53	187,978

1,500,000		Public Service Electric and Gas Co	5.450	08/01/53	1,467,677

500,000		Public Service Electric and Gas Co	5.450	03/01/54	490,715

1,000,000		Public Service Electric and Gas Co	5.500	03/01/55	985,746

1,000,000		Public Service Enterprise Group, Inc	5.850	11/15/27	1,032,932

1,000,000		Public Service Enterprise Group, Inc	4.900	03/15/30	1,004,728

400,000		Public Service Enterprise Group, Inc	1.600	08/15/30	339,420

1,000,000		Public Service Enterprise Group, Inc	2.450	11/15/31	860,557

750,000		Public Service Enterprise Group, Inc	6.125	10/15/33	790,662

1,000,000		Public Service Enterprise Group, Inc	5.400	03/15/35	1,005,571

1,000,000		Puget Energy, Inc	2.379	06/15/28	929,668

1,000,000		Puget Energy, Inc	4.100	06/15/30	955,094

2,000,000	(b)	Puget Energy, Inc	5.725	03/15/35	1,996,714

1,000,000		Puget Sound Energy, Inc	5.330	06/15/34	1,013,699

250,000		Puget Sound Energy, Inc	5.757	10/01/39	257,579

200,000		Puget Sound Energy, Inc	4.300	05/20/45	165,856

275,000		Puget Sound Energy, Inc	3.250	09/15/49	185,904

750,000		Puget Sound Energy, Inc	2.893	09/15/51	467,279

1,000,000		Puget Sound Energy, Inc	5.685	06/15/54	991,396

800,000		San Diego Gas & Electric Co	2.500	05/15/26	783,711

550,000		San Diego Gas & Electric Co	4.950	08/15/28	557,618

500,000		San Diego Gas & Electric Co	1.700	10/01/30	425,315

1,000,000		San Diego Gas & Electric Co	5.400	04/15/35	1,007,146

300,000		San Diego Gas & Electric Co	3.750	06/01/47	223,942

300,000		San Diego Gas & Electric Co	4.150	05/15/48	235,721

750,000		San Diego Gas & Electric Co	4.100	06/15/49	584,920

675,000		San Diego Gas & Electric Co	2.950	08/15/51	424,001

1,000,000		San Diego Gas & Electric Co	3.700	03/15/52	720,884

1,000,000		San Diego Gas & Electric Co	5.350	04/01/53	937,287

1,000,000		San Diego Gas & Electric Co	5.550	04/15/54	965,953

1,525,000		Sempra	3.250	06/15/27	1,478,274

675,000		Sempra	3.400	02/01/28	652,220

1,000,000		Sempra	5.500	08/01/33	1,007,722

825,000		Sempra	3.800	02/01/38	678,447

125,000		Sempra	6.000	10/15/39	126,264

850,000		Sempra	4.000	02/01/48	631,747

1,380,000		Sempra	4.125	04/01/52	1,296,743

1,000,000		Sempra	6.400	10/01/54	948,491

1,000,000		Sempra	6.875	10/01/54	990,185

300,000		Sempra	6.550	04/01/55	285,398

500,000		Sempra	6.625	04/01/55	488,172

869,000		Sierra Pacific Power Co	2.600	05/01/26	852,264

500,000		Sierra Pacific Power Co	5.900	03/15/54	504,512

750,000		Southern California Edison Co	3.650	03/01/28	726,220

1,000,000		Southern California Edison Co	5.300	03/01/28	1,012,025

1,000,000		Southern California Edison Co	5.650	10/01/28	1,023,813

500,000		Southern California Edison Co	4.200	03/01/29	486,121

1,000,000		Southern California Edison Co	5.150	06/01/29	1,006,487

600,000		Southern California Edison Co	2.850	08/01/29	551,360

1,000,000		Southern California Edison Co	5.250	03/15/30	1,005,787

1,750,000		Southern California Edison Co	2.250	06/01/30	1,527,921

1,500,000		Southern California Edison Co	2.500	06/01/31	1,292,547

1,000,000		Southern California Edison Co	5.450	06/01/31	1,013,295

500,000		Southern California Edison Co	2.750	02/01/32	425,720

750,000		Southern California Edison Co	5.950	11/01/32	770,100

See Notes to Financial Statements	109

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES - 2.5% (continued)

$575,000	Southern California Edison Co	5.200%	06/01/34	$561,377

1,000,000	Southern California Edison Co	5.450	03/01/35	990,178

185,000	Southern California Edison Co	6.050	03/15/39	186,815

300,000	Southern California Edison Co	4.500	09/01/40	256,215

825,000	Southern California Edison Co	4.650	10/01/43	690,643

450,000	Southern California Edison Co	3.600	02/01/45	321,486

1,937,000	Southern California Edison Co	4.000	04/01/47	1,446,361

1,675,000	Southern California Edison Co	4.125	03/01/48	1,260,867

1,500,000	Southern California Edison Co	2.950	02/01/51	909,858

1,000,000	Southern California Edison Co	3.650	06/01/51	685,153

500,000	Southern California Edison Co	3.450	02/01/52	329,091

1,000,000	Southern California Edison Co	5.700	03/01/53	934,491

500,000	Southern California Edison Co	5.875	12/01/53	479,643

1,500,000	Southern California Edison Co	5.750	04/15/54	1,409,748

1,500,000	Southern California Edison Co	5.900	03/01/55	1,444,410

1,000,000	Southern California Edison Co	6.200	09/15/55	996,936

200,000	Southern California Gas Co	2.600	06/15/26	195,682

1,000,000	Southern California Gas Co	2.950	04/15/27	970,972

500,000	Southern California Gas Co	2.550	02/01/30	453,568

1,000,000	Southern California Gas Co	5.200	06/01/33	997,802

500,000	Southern California Gas Co	5.050	09/01/34	493,779

150,000	Southern California Gas Co	3.750	09/15/42	116,640

500,000	Southern California Gas Co	4.125	06/01/48	389,649

300,000	Southern California Gas Co	4.300	01/15/49	241,082

500,000	Southern California Gas Co	3.950	02/15/50	378,742

500,000	Southern California Gas Co	6.350	11/15/52	535,090

1,000,000	Southern California Gas Co	5.750	06/01/53	980,374

1,000,000	Southern California Gas Co	5.600	04/01/54	970,091

2,000,000	Southern Co	5.113	08/01/27	2,021,660

1,500,000	Southern Co	1.750	03/15/28	1,385,097

1,000,000	Southern Co	5.500	03/15/29	1,031,309

2,500,000	Southern Co	3.700	04/30/30	2,382,085

1,000,000	Southern Co	5.200	06/15/33	1,002,346

1,250,000	Southern Co	5.700	03/15/34	1,290,992

1,000,000	Southern Co	4.850	03/15/35	967,830

400,000	Southern Co	4.250	07/01/36	363,035

800,000	Southern Co	4.400	07/01/46	661,757

1,000,000	Southern Co	4.000	01/15/51	987,292

1,500,000	Southern Co	3.750	09/15/51	1,457,556

1,000,000	Southern Co	6.375	03/15/55	1,023,963

400,000	Southern Co Gas Capital Corp	3.250	06/15/26	394,248

500,000	Southern Co Gas Capital Corp	1.750	01/15/31	421,505

1,000,000	Southern Co Gas Capital Corp	5.750	09/15/33	1,031,916

2,000,000	Southern Co Gas Capital Corp	4.950	09/15/34	1,946,979

275,000	Southern Co Gas Capital Corp	4.400	06/01/43	233,640

100,000	Southern Co Gas Capital Corp	3.950	10/01/46	76,826

900,000	Southern Co Gas Capital Corp	4.400	05/30/47	735,314

175,000	Southern Co Gas Capital Corp	3.150	09/30/51	111,010

300,000	Southern Power Co	4.950	12/15/46	263,164

500,000	Southwest Gas Corp	5.800	12/01/27	514,013

500,000	Southwest Gas Corp	5.450	03/23/28	510,025

150,000	Southwest Gas Corp	3.700	04/01/28	146,242

100,000	Southwest Gas Corp	2.200	06/15/30	88,021

500,000	Southwest Gas Corp	4.050	03/15/32	467,564

100,000	Southwest Gas Corp	3.800	09/29/46	74,699

500,000	Southwest Gas Corp	4.150	06/01/49	386,232

1,000,000	Southwest Gas Corp	3.180	08/15/51	641,443

675,000	Southwestern Electric Power Co	4.100	09/15/28	663,627

500,000	Southwestern Electric Power Co	5.300	04/01/33	501,285

750,000	Southwestern Electric Power Co	3.850	02/01/48	547,773

750,000	Southwestern Electric Power Co	3.250	11/01/51	487,559

600,000	Southwestern Public Service Co	4.500	08/15/41	517,738

110	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES - 2.5% (continued)

$300,000	Southwestern Public Service Co	3.400%	08/15/46	$210,990

225,000	Southwestern Public Service Co	3.700	08/15/47	164,362

200,000	Southwestern Public Service Co	4.400	11/15/48	162,772

750,000	Southwestern Public Service Co	3.750	06/15/49	550,071

650,000	Southwestern Public Service Co	3.150	05/01/50	424,067

475,000	Southwestern Public Service Co	6.000	06/01/54	480,629

500,000	Spire Missouri, Inc	4.800	02/15/33	494,459

1,000,000	Spire Missouri, Inc	5.150	08/15/34	1,007,198

1,500,000	Spire Missouri, Inc	3.300	06/01/51	1,021,837

1,500,000	System Energy Resources, Inc	5.300	12/15/34	1,482,883

1,000,000	Tampa Electric Co	4.900	03/01/29	1,009,832

1,000,000	Tampa Electric Co	2.400	03/15/31	875,397

1,000,000	Tampa Electric Co	5.150	03/01/35	992,301

100,000	Tampa Electric Co	4.100	06/15/42	83,752

175,000	Tampa Electric Co	4.350	05/15/44	148,061

200,000	Tampa Electric Co	4.300	06/15/48	162,688

200,000	Tampa Electric Co	4.450	06/15/49	166,335

575,000	Tampa Electric Co	3.625	06/15/50	416,032

925,000	Tampa Electric Co	3.450	03/15/51	643,352

125,000	Tucson Electric Power Co	1.500	08/01/30	105,238

500,000	Tucson Electric Power Co	5.200	09/15/34	496,791

200,000	Tucson Electric Power Co	4.850	12/01/48	175,786

2,000,000	Tucson Electric Power Co	3.250	05/01/51	1,323,632

500,000	Tucson Electric Power Co	5.500	04/15/53	477,987

1,000,000	Tucson Electric Power Co	5.900	04/15/55	1,008,148

300,000	Union Electric Co	3.500	03/15/29	288,560

500,000	Union Electric Co	2.950	03/15/30	462,765

1,000,000	Union Electric Co	2.150	03/15/32	838,502

1,000,000	Union Electric Co	5.200	04/01/34	1,006,434

1,000,000	Union Electric Co	5.250	04/15/35	1,007,949

100,000	Union Electric Co	8.450	03/15/39	128,002

100,000	Union Electric Co	3.900	09/15/42	81,596

100,000	Union Electric Co	3.650	04/15/45	76,488

200,000	Union Electric Co	4.000	04/01/48	157,553

1,000,000	Union Electric Co	3.250	10/01/49	685,596

675,000	Union Electric Co	2.625	03/15/51	402,984

125,000	Union Electric Co	3.900	04/01/52	95,383

325,000	Union Electric Co	5.450	03/15/53	314,061

1,000,000	Union Electric Co	5.250	01/15/54	936,088

825,000	Union Electric Co	5.125	03/15/55	757,741

100,000	United Utilities plc	6.875	08/15/28	105,828

900,000	Virginia Electric and Power Co	2.950	11/15/26	880,302

1,750,000	Virginia Electric and Power Co	3.500	03/15/27	1,722,068

500,000	Virginia Electric and Power Co	3.750	05/15/27	493,474

2,000,000	Virginia Electric and Power Co	3.800	04/01/28	1,965,056

1,000,000	Virginia Electric and Power Co	2.875	07/15/29	936,944

1,000,000	Virginia Electric and Power Co	2.300	11/15/31	861,387

1,000,000	Virginia Electric and Power Co	2.400	03/30/32	854,510

750,000	Virginia Electric and Power Co	5.000	04/01/33	743,275

1,000,000	Virginia Electric and Power Co	5.300	08/15/33	1,010,791

500,000	Virginia Electric and Power Co	5.000	01/15/34	493,882

1,000,000	Virginia Electric and Power Co	5.050	08/15/34	989,235

1,000,000	Virginia Electric and Power Co	5.150	03/15/35	992,613

250,000	Virginia Electric and Power Co	4.650	08/15/43	221,699

400,000	Virginia Electric and Power Co	4.450	02/15/44	341,862

200,000	Virginia Electric and Power Co	4.200	05/15/45	164,804

1,100,000	Virginia Electric and Power Co	4.000	11/15/46	862,373

700,000	Virginia Electric and Power Co	3.800	09/15/47	529,859

1,300,000	Virginia Electric and Power Co	4.600	12/01/48	1,111,384

500,000	Virginia Electric and Power Co	3.300	12/01/49	341,263

500,000	Virginia Electric and Power Co	2.450	12/15/50	282,852

500,000	Virginia Electric and Power Co	4.625	05/15/52	422,141

See Notes to Financial Statements	111

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 2.5% (continued)

$1,500,000		Virginia Electric and Power Co	5.450%	04/01/53	$1,435,906

1,000,000		Virginia Electric and Power Co	5.700	08/15/53	985,111

1,000,000		Virginia Electric and Power Co	5.350	01/15/54	940,443

200,000		Virginia Electric and Power Co	5.550	08/15/54	194,033

1,000,000		Virginia Electric and Power Co	5.650	03/15/55	982,400

417,311		Virginia Power Fuel Securitization LLC	5.088	05/01/27	419,967

1,000,000		Virginia Power Fuel Securitization LLC	4.877	05/01/31	1,010,354

200,000		Washington Gas Light Co	3.796	09/15/46	152,172

700,000		Washington Gas Light Co	3.650	09/15/49	517,114

365,000		WEC Energy Group, Inc	3.550	06/15/25	363,808

500,000		WEC Energy Group, Inc	1.375	10/15/27	462,422

172,000		WEC Energy Group, Inc	1.800	10/15/30	147,479

725,000		Williams Cos, Inc	5.600	03/15/35	738,904

1,000,000		Wisconsin Electric Power Co	5.000	05/15/29	1,017,872

575,000		Wisconsin Electric Power Co	4.750	09/30/32	572,441

200,000		Wisconsin Electric Power Co	5.625	05/15/33	209,572

1,000,000		Wisconsin Electric Power Co	4.600	10/01/34	968,609

200,000		Wisconsin Electric Power Co	4.300	10/15/48	167,274

425,000		Wisconsin Electric Power Co	5.050	10/01/54	390,690

500,000		Wisconsin Power and Light Co	3.000	07/01/29	468,329

500,000		Wisconsin Power and Light Co	3.950	09/01/32	468,885

150,000		Wisconsin Power and Light Co	4.950	04/01/33	148,805

500,000		Wisconsin Power and Light Co	5.375	03/30/34	506,383

225,000		Wisconsin Power and Light Co	3.650	04/01/50	163,080

1,500,000		Wisconsin Public Service Corp	4.550	12/01/29	1,501,958

200,000		Wisconsin Public Service Corp	4.752	11/01/44	179,659

300,000		Wisconsin Public Service Corp	3.300	09/01/49	208,992

550,000		Wisconsin Public Service Corp	2.850	12/01/51	344,305

750,000		Xcel Energy, Inc	3.350	12/01/26	735,170

1,000,000		Xcel Energy, Inc	1.750	03/15/27	946,815

900,000		Xcel Energy, Inc	4.000	06/15/28	882,286

1,000,000		Xcel Energy, Inc	2.350	11/15/31	845,066

1,000,000		Xcel Energy, Inc	5.450	08/15/33	1,004,402

1,000,000		Xcel Energy, Inc	5.600	04/15/35	1,003,955

200,000		Xcel Energy, Inc	4.800	09/15/41	176,562

500,000		Xcel Energy, Inc	3.500	12/01/49	341,952

350,000		Zions Bancorp NA	6.816	11/19/35	357,082

		TOTAL UTILITIES			660,832,415

		TOTAL CORPORATE BONDS (Cost $7,290,605,347)			6,752,994,085

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT BONDS - 71.6%

		AGENCY SECURITIES - 0.6%

4,000,000		Federal Farm Credit Banks Funding Corp	5.125	10/10/25	4,017,593

2,000,000		Federal Farm Credit Banks Funding Corp	4.375	06/23/26	2,009,924

15,000,000		Federal Farm Credit Banks Funding Corp	4.625	07/10/26	15,107,171

5,000,000	(a)	Federal Farm Credit Banks Funding Corp	4.500	08/14/26	5,033,251

4,200,000		Federal Farm Credit Banks Funding Corp	3.750	08/16/27	4,180,509

5,000,000		Federal Farm Credit Banks Funding Corp	1.650	07/23/35	3,776,391

3,000,000		Federal Home Loan Banks	3.625	09/04/26	2,985,499

15,000,000		Federal Home Loan Banks	4.625	11/17/26	15,147,153

5,000,000		Federal Home Loan Banks	4.125	01/15/27	5,022,562

3,000,000		Federal Home Loan Banks	4.000	03/10/27	3,004,550

5,000,000		Federal Home Loan Banks	4.750	04/09/27	5,080,763

10,000,000		Federal Home Loan Banks	4.000	06/30/28	10,018,652

13,875,000	(a)	Federal Home Loan Banks	3.250	11/16/28	13,567,991

6,000,000		Federal Home Loan Mortgage Corp	0.375	07/21/25	5,929,138

5,000,000		Federal Home Loan Mortgage Corp	0.375	09/23/25	4,907,019

4,000,000		Federal National Mortgage Association	0.625	04/22/25	3,991,281

10,000,000		Federal National Mortgage Association	0.375	08/25/25	9,846,304

4,500,000		Federal National Mortgage Association	0.500	11/07/25	4,397,874

112	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		AGENCY SECURITIES (continued)

$4,000,000		Federal National Mortgage Association	1.875%	09/24/26	$3,879,063

3,000,000	(a)	Federal National Mortgage Association	0.750	10/08/27	2,774,839

10,000,000	(a)	Federal National Mortgage Association	0.875	08/05/30	8,484,325

5,000,000		Federal National Mortgage Association	6.625	11/15/30	5,636,035

1,000,000		Federal National Mortgage Association	5.625	07/15/37	1,102,242

1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,293,851

200,000		Private Export Funding Corp	3.250	06/15/25	199,484

1,000,000		Private Export Funding Corp	3.900	10/15/27	992,023

2,000,000		Tennessee Valley Authority	0.750	05/15/25	1,991,164

1,425,000		Tennessee Valley Authority	2.875	02/01/27	1,397,265

1,000,000	(a)	Tennessee Valley Authority	3.875	03/15/28	998,249

5,000,000		Tennessee Valley Authority	1.500	09/15/31	4,236,702

1,500,000	(a)	Tennessee Valley Authority	4.375	08/01/34	1,485,654

500,000		Tennessee Valley Authority	5.880	04/01/36	551,835

500,000		Tennessee Valley Authority	5.500	06/15/38	538,278

4,300,000		Tennessee Valley Authority	3.500	12/15/42	3,565,392

750,000		Tennessee Valley Authority	4.250	09/15/52	642,888

1,000,000		Tennessee Valley Authority	5.250	02/01/55	992,251

1,750,000		Tennessee Valley Authority	4.625	09/15/60	1,561,487

300,000		Tennessee Valley Authority	4.250	09/15/65	245,559

		TOTAL AGENCY SECURITIES			160,592,211

		FOREIGN GOVERNMENT BONDS - 2.7%

3,000,000		African Development Bank	0.875	07/22/26	2,879,774

1,725,000		African Development Bank	4.625	01/04/27	1,742,112

2,000,000		African Development Bank	4.125	02/25/27	2,003,710

4,000,000		African Development Bank	3.500	09/18/29	3,911,244

1,500,000		Asian Development Bank	2.000	04/24/26	1,467,259

1,000,000		Asian Development Bank	2.625	01/12/27	976,235

6,000,000		Asian Development Bank	1.500	01/20/27	5,740,969

500,000		Asian Development Bank	2.375	08/10/27	482,166

500,000		Asian Development Bank	2.500	11/02/27	482,046

1,000,000		Asian Development Bank	2.750	01/19/28	967,957

1,000,000		Asian Development Bank	3.750	04/25/28	993,526

2,500,000		Asian Development Bank	1.250	06/09/28	2,297,753

75,000		Asian Development Bank	5.820	06/16/28	78,822

4,000,000		Asian Development Bank	4.500	08/25/28	4,064,089

2,575,000		Asian Development Bank	3.125	09/26/28	2,504,271

4,000,000	(a)	Asian Development Bank	4.375	03/06/29	4,052,427

2,000,000		Asian Development Bank	1.750	09/19/29	1,814,246

3,500,000		Asian Development Bank	1.875	01/24/30	3,168,533

1,000,000		Asian Development Bank	0.750	10/08/30	837,077

3,000,000		Asian Development Bank	1.500	03/04/31	2,587,882

500,000		Asian Development Bank	3.125	04/27/32	467,715

2,400,000		Asian Development Bank	3.875	09/28/32	2,350,676

2,000,000	(a)	Asian Development Bank	4.000	01/12/33	1,972,786

1,000,000		Asian Development Bank	3.875	06/14/33	974,012

3,000,000		Asian Development Bank	4.125	01/12/34	2,957,648

2,000,000		Asian Infrastructure Investment Bank	3.750	09/14/27	1,989,797

2,000,000		Asian Infrastructure Investment Bank	4.000	01/18/28	2,001,413

1,000,000		Asian Infrastructure Investment Bank	4.125	01/18/29	1,004,128

4,000,000		Asian Infrastructure Investment Bank	4.250	03/13/34	3,981,605

3,620,000		Canada Government International Bond	3.750	04/26/28	3,599,557

5,000,000	(a)	Canada Government International Bond	4.625	04/30/29	5,116,158

3,600,000		Canada Government International Bond	4.000	03/18/30	3,593,768

600,000		Chile Government International Bond	2.750	01/31/27	578,970

1,000,000		Chile Government International Bond	4.850	01/22/29	1,006,000

3,500,000		Chile Government International Bond	2.550	01/27/32	3,017,315

1,000,000		Chile Government International Bond	2.550	07/27/33	827,200

2,600,000		Chile Government International Bond	3.500	01/31/34	2,288,780

5,408,529		Chile Government International Bond	4.950	01/05/36	5,240,865

2,000,000		Chile Government International Bond	5.650	01/13/37	2,028,400

1,700,000		Chile Government International Bond	3.100	05/07/41	1,246,440

See Notes to Financial Statements	113

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOREIGN GOVERNMENT BONDS (continued)

$1,000,000		Chile Government International Bond	4.340%	03/07/42	$857,090

2,613,000		Chile Government International Bond	3.500	01/25/50	1,843,080

1,500,000		Chile Government International Bond	3.500	04/15/53	1,027,950

1,500,000		Chile Government International Bond	5.330	01/05/54	1,400,850

2,500,000		Chile Government International Bond	3.100	01/22/61	1,492,475

750,000		Chile Government International Bond	3.250	09/21/71	449,498

1,000,000		Corp Andina de Fomento	1.625	09/23/25	986,003

1,000,000		Corp Andina de Fomento	5.250	11/21/25	1,004,888

1,000,000		Corp Andina de Fomento	4.750	04/01/26	1,002,100

1,000,000		Corp Andina de Fomento	6.000	04/26/27	1,032,829

2,000,000		Council Of Europe Development Bank	0.875	09/22/26	1,910,616

1,000,000		Council Of Europe Development Bank	4.625	06/11/27	1,012,556

1,500,000	(a)	Council Of Europe Development Bank	3.625	01/26/28	1,485,469

3,430,000		European Bank for Reconstruction & Development	4.125	01/25/29	3,441,523

2,000,000		European Bank for Reconstruction & Development	4.250	03/13/34	1,989,805

2,760,000		European Investment Bank	0.750	10/26/26	2,624,206

7,000,000		European Investment Bank	1.375	03/15/27	6,659,652

2,675,000		European Investment Bank	4.375	03/19/27	2,694,242

400,000		European Investment Bank	2.375	05/24/27	386,767

250,000		European Investment Bank	0.625	10/21/27	229,968

1,310,000		European Investment Bank	3.250	11/15/27	1,287,002

4,000,000		European Investment Bank	3.875	03/15/28	3,990,446

4,000,000		European Investment Bank	4.500	10/16/28	4,066,866

4,550,000		European Investment Bank	4.000	02/15/29	4,549,335

4,500,000		European Investment Bank	4.750	06/15/29	4,625,964

550,000		European Investment Bank	1.625	10/09/29	495,751

1,000,000		European Investment Bank	0.875	05/17/30	853,790

2,000,000		European Investment Bank	3.625	07/15/30	1,957,516

2,000,000		European Investment Bank	0.750	09/23/30	1,678,797

2,500,000		European Investment Bank	1.250	02/14/31	2,133,250

3,000,000		European Investment Bank	4.375	10/10/31	3,041,811

3,660,000		European Investment Bank	3.750	02/14/33	3,557,789

6,870,000		European Investment Bank	4.125	02/13/34	6,768,837

1,705,000		European Investment Bank	4.875	02/15/36	1,781,178

1,000,000		Export Development Canada	3.750	09/07/27	994,298

2,700,000		Export Development Canada	3.875	02/14/28	2,691,143

3,000,000		Export Development Canada	4.125	02/13/29	3,008,529

2,500,000		Export Development Canada	4.750	06/05/34	2,577,026

1,000,000		Export-Import Bank of Korea	0.750	09/21/25	983,327

250,000		Export-Import Bank of Korea	3.250	11/10/25	248,230

1,000,000		Export-Import Bank of Korea	0.625	02/09/26	969,104

500,000		Export-Import Bank of Korea	2.625	05/26/26	490,759

500,000		Export-Import Bank of Korea	3.250	08/12/26	493,101

750,000		Export-Import Bank of Korea	1.125	12/29/26	710,114

1,000,000		Export-Import Bank of Korea	4.625	01/11/27	1,006,167

1,000,000		Export-Import Bank of Korea	1.625	01/18/27	955,032

500,000		Export-Import Bank of Korea	2.375	04/21/27	481,801

1,000,000		Export-Import Bank of Korea	4.250	09/15/27	999,411

1,000,000		Export-Import Bank of Korea	4.125	10/17/27	993,893

1,500,000		Export-Import Bank of Korea	5.000	01/11/28	1,527,935

1,000,000		Export-Import Bank of Korea	4.625	01/14/28	1,010,516

1,500,000		Export-Import Bank of Korea	5.125	09/18/28	1,540,340

1,000,000		Export-Import Bank of Korea	4.500	01/11/29	1,005,143

1,000,000		Export-Import Bank of Korea	4.000	09/11/29	982,774

500,000		Export-Import Bank of Korea	4.875	01/14/30	510,344

1,000,000		Export-Import Bank of Korea	1.250	09/21/30	848,233

1,000,000		Export-Import Bank of Korea	1.375	02/09/31	843,420

1,000,000		Export-Import Bank of Korea	2.125	01/18/32	851,670

485,000	(a)	Export-Import Bank of Korea	4.500	09/15/32	478,438

1,500,000		Export-Import Bank of Korea	5.125	01/11/33	1,537,145

1,500,000		Export-Import Bank of Korea	5.125	09/18/33	1,539,413

1,000,000		Export-Import Bank of Korea	4.625	01/11/34	990,998

114	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOREIGN GOVERNMENT BONDS (continued)

$500,000		Export-Import Bank of Korea	5.250%	01/14/35	$517,319

1,000,000		Export-Import Bank of Korea	2.500	06/29/41	711,505

100,000		Finland Government International Bond	6.950	02/15/26	102,012

1,250,000		Hungary Government International Bond	7.625	03/29/41	1,406,650

200,000		Hydro-Quebec	8.500	12/01/29	233,592

1,000,000		Indonesia Government International Bond	4.150	09/20/27	992,229

750,000		Indonesia Government International Bond	3.500	01/11/28	728,605

1,500,000		Indonesia Government International Bond	4.550	01/11/28	1,496,279

900,000		Indonesia Government International Bond	4.750	02/11/29	899,128

1,000,000		Indonesia Government International Bond	4.400	03/10/29	985,787

1,250,000		Indonesia Government International Bond	3.400	09/18/29	1,180,290

2,000,000		Indonesia Government International Bond	5.250	01/15/30	2,024,853

1,000,000		Indonesia Government International Bond	2.850	02/14/30	913,360

675,000		Indonesia Government International Bond	3.850	10/15/30	640,575

1,500,000		Indonesia Government International Bond	1.850	03/12/31	1,261,579

1,500,000		Indonesia Government International Bond	2.150	07/28/31	1,269,686

300,000		Indonesia Government International Bond	3.550	03/31/32	272,948

1,000,000		Indonesia Government International Bond	4.650	09/20/32	969,990

1,275,000		Indonesia Government International Bond	4.850	01/11/33	1,249,078

1,000,000		Indonesia Government International Bond	4.700	02/10/34	962,333

1,000,000		Indonesia Government International Bond	4.750	09/10/34	964,205

1,775,000		Indonesia Government International Bond	5.600	01/15/35	1,812,935

875,000		Indonesia Government International Bond	4.350	01/11/48	718,779

1,125,000	(a)	Indonesia Government International Bond	5.350	02/11/49	1,082,961

1,000,000		Indonesia Government International Bond	3.700	10/30/49	730,580

1,000,000		Indonesia Government International Bond	3.500	02/14/50	706,621

2,000,000		Indonesia Government International Bond	4.200	10/15/50	1,598,252

485,000		Indonesia Government International Bond	4.300	03/31/52	388,623

500,000		Indonesia Government International Bond	5.450	09/20/52	477,533

1,500,000		Indonesia Government International Bond	5.650	01/11/53	1,471,229

1,000,000		Indonesia Government International Bond	5.100	02/10/54	910,495

1,000,000		Indonesia Government International Bond	5.150	09/10/54	919,381

1,000,000		Indonesia Government International Bond	3.200	09/23/61	613,094

500,000		Indonesia Government International Bond	4.450	04/15/70	393,235

1,750,000		Indonesia Government International Bond	3.350	03/12/71	1,077,189

1,500,000		Inter-American Development Bank	2.000	06/02/26	1,464,510

1,500,000	(a)	Inter-American Development Bank	2.000	07/23/26	1,461,006

5,000,000		Inter-American Development Bank	1.500	01/13/27	4,785,743

1,000,000		Inter-American Development Bank	4.375	02/01/27	1,006,296

1,000,000		Inter-American Development Bank	2.375	07/07/27	965,364

2,000,000		Inter-American Development Bank	0.625	09/16/27	1,844,445

3,000,000		Inter-American Development Bank	4.000	01/12/28	3,001,784

4,000,000		Inter-American Development Bank	1.125	07/20/28	3,648,902

2,000,000		Inter-American Development Bank	3.125	09/18/28	1,944,722

4,000,000		Inter-American Development Bank	4.125	02/15/29	4,016,639

3,000,000		Inter-American Development Bank	2.250	06/18/29	2,794,893

2,000,000		Inter-American Development Bank	3.500	09/14/29	1,955,774

3,000,000		Inter-American Development Bank	1.125	01/13/31	2,541,725

2,000,000		Inter-American Development Bank	4.500	09/13/33	2,027,111

5,000,000	(a)	Inter-American Development Bank	4.375	07/17/34	5,018,153

1,450,000		Inter-American Development Bank	3.200	08/07/42	1,179,842

300,000		Inter-American Development Bank	4.375	01/24/44	283,771

750,000		Inter-American Investment Corp	4.750	09/19/28	766,309

7,000,000		International Bank for Reconstruction & Development	0.875	07/15/26	6,725,150

2,000,000		International Bank for Reconstruction & Development	0.750	11/24/27	1,839,372

2,000,000		International Bank for Reconstruction & Development	3.500	07/12/28	1,970,266

5,000,000		International Bank for Reconstruction & Development	4.625	08/01/28	5,098,594

6,000,000		International Bank for Reconstruction & Development	3.625	09/21/29	5,896,017

2,000,000		International Bank for Reconstruction & Development	1.750	10/23/29	1,809,476

6,000,000		International Bank for Reconstruction & Development	3.875	02/14/30	5,947,970

5,000,000		International Bank for Reconstruction & Development	0.875	05/14/30	4,271,709

10,992,000		International Bank for Reconstruction & Development	4.000	07/25/30	10,949,917

See Notes to Financial Statements	115

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOREIGN GOVERNMENT BONDS (continued)

$3,000,000		International Bank for Reconstruction & Development	0.750%	08/26/30	$2,519,288

5,000,000		International Bank for Reconstruction & Development	1.250	02/10/31	4,253,914

5,000,000		International Bank for Reconstruction & Development	1.625	11/03/31	4,264,157

5,000,000	(a)	International Bank for Reconstruction & Development	2.500	03/29/32	4,491,165

1,000,000	(a)	International Bank for Reconstruction & Development	4.750	11/14/33	1,031,787

834,000	(a)	International Bank for Reconstruction & Development	4.750	02/15/35	860,063

715,000	(a)	International Finance Corp	4.375	01/15/27	719,413

1,500,000		International Finance Corp	4.500	07/13/28	1,523,712

2,500,000	(a)	International Finance Corp	4.250	07/02/29	2,520,421

5,000,000		International Finance Corp	0.750	08/27/30	4,204,052

1,000,000	(a)	Israel Government International Bond	2.875	03/16/26	981,455

975,000		Israel Government International Bond	3.250	01/17/28	930,416

3,000,000		Israel Government International Bond	5.375	03/12/29	3,022,470

3,000,000		Israel Government International Bond	5.375	02/19/30	3,021,924

600,000		Israel Government International Bond	2.750	07/03/30	529,452

1,915,000		Israel Government International Bond	4.500	01/17/33	1,785,906

1,500,000		Israel Government International Bond	5.500	03/12/34	1,486,500

8,000,000		Israel Government International Bond	5.625	02/19/35	7,948,416

1,500,000		Israel Government International Bond	4.500	01/30/43	1,264,971

200,000		Israel Government International Bond	4.125	01/17/48	152,011

2,050,000		Israel Government International Bond	3.375	01/15/50	1,331,147

1,800,000		Israel Government International Bond	3.875	07/03/50	1,270,926

2,000,000		Israel Government International Bond	5.750	03/12/54	1,835,192

300,000		Israel Government International Bond	4.500	04/03/20	211,050

1,000,000		Japan Bank for International Cooperation	4.250	04/27/26	999,625

1,000,000		Japan Bank for International Cooperation	2.875	06/01/27	973,339

750,000		Japan Bank for International Cooperation	2.875	07/21/27	729,371

1,125,000		Japan Bank for International Cooperation	4.625	07/22/27	1,136,417

300,000	(a)	Japan Bank for International Cooperation	2.750	11/16/27	289,808

1,000,000		Japan Bank for International Cooperation	4.625	07/19/28	1,015,168

1,000,000		Japan Bank for International Cooperation	4.875	10/18/28	1,023,756

750,000		Japan Bank for International Cooperation	3.500	10/31/28	733,668

2,000,000		Japan Bank for International Cooperation	2.125	02/16/29	1,851,723

1,000,000		Japan Bank for International Cooperation	2.000	10/17/29	908,573

1,500,000		Japan Bank for International Cooperation	1.250	01/21/31	1,265,557

1,200,000		Japan Bank for International Cooperation	4.375	01/24/31	1,202,457

3,000,000		Japan Bank for International Cooperation	1.875	04/15/31	2,610,720

1,000,000		Japan Bank for International Cooperation	4.625	04/17/34	1,012,632

350,000		Japan International Cooperation Agency	2.125	10/20/26	338,900

1,900,000		Japan International Cooperation Agency	3.250	05/25/27	1,861,852

1,000,000		Japan International Cooperation Agency	4.000	05/23/28	994,511

700,000		Japan International Cooperation Agency	3.375	06/12/28	682,485

2,000,000		Japan International Cooperation Agency	4.750	05/21/29	2,036,740

2,000,000		Japan International Cooperation Agency	1.000	07/22/30	1,685,904

1,500,000		Japan International Cooperation Agency	1.750	04/28/31	1,288,346

200,000		Korea Development Bank	3.375	09/16/25	198,964

400,000		Korea Development Bank	3.000	01/13/26	395,337

1,000,000		Korea Development Bank	0.800	04/27/26	963,197

1,000,000		Korea Development Bank	0.800	07/19/26	955,420

1,000,000		Korea Development Bank	1.000	09/09/26	953,937

250,000		Korea Development Bank	2.000	09/12/26	241,927

1,000,000		Korea Development Bank	2.250	02/24/27	963,150

2,000,000		Korea Development Bank	4.125	10/16/27	1,988,494

1,000,000		Korea Development Bank	4.625	02/03/28	1,008,555

1,000,000		Korea Development Bank	5.375	10/23/28	1,034,770

2,000,000		Korea Development Bank	4.500	02/15/29	2,008,486

1,000,000		Korea Development Bank	4.875	02/03/30	1,018,040

1,000,000		Korea Development Bank	1.625	01/19/31	852,796

1,000,000		Korea Development Bank	5.625	10/23/33	1,060,250

1,500,000		Korea International Bond	2.750	01/19/27	1,463,451

2,500,000		Korea International Bond	4.500	07/03/29	2,528,675

1,400,000	(a)	Korea International Bond	4.125	06/10/44	1,240,313

116	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOREIGN GOVERNMENT BONDS (continued)

$500,000		Korea International Bond	3.875%	09/20/48	$418,060

3,219,000		Kreditanstalt fuer Wiederaufbau	1.000	10/01/26	3,079,226

3,000,000		Kreditanstalt fuer Wiederaufbau	3.000	05/20/27	2,939,253

5,500,000		Kreditanstalt fuer Wiederaufbau	3.750	02/15/28	5,468,528

7,750,000		Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	7,514,997

2,000,000		Kreditanstalt fuer Wiederaufbau	3.875	06/15/28	1,995,109

1,000,000		Kreditanstalt fuer Wiederaufbau	1.750	09/14/29	908,361

5,000,000		Kreditanstalt fuer Wiederaufbau	0.750	09/30/30	4,195,565

3,000,000		Landwirtschaftliche Rentenbank	3.875	09/28/27	2,994,780

125,000		Landwirtschaftliche Rentenbank	2.500	11/15/27	120,499

4,000,000		Landwirtschaftliche Rentenbank	0.875	09/03/30	3,382,869

1,125,000		Mexico Government International Bond	5.400	02/09/28	1,133,951

4,000,000		Mexico Government International Bond	5.000	05/07/29	3,953,806

4,000,000		Mexico Government International Bond	6.000	05/13/30	4,076,873

15,464,000		Mexico Government International Bond	2.659	05/24/31	13,009,903

10,635,000		Mexico Government International Bond	4.875	05/19/33	9,754,528

2,000,000		Mexico Government International Bond	3.500	02/12/34	1,639,420

1,000,000		Mexico Government International Bond	6.350	02/09/35	1,001,710

5,150,000		Mexico Government International Bond	6.000	05/07/36	4,974,643

2,000,000		Mexico Government International Bond	6.875	05/13/37	2,047,200

1,000,000		Mexico Government International Bond	5.000	04/27/51	765,950

14,196,000		Mexico Government International Bond	6.338	05/04/53	12,885,851

2,575,000		Mexico Government International Bond	6.400	05/07/54	2,350,228

1,750,000		Mexico Government International Bond	7.375	05/13/55	1,787,625

2,936,000		Mexico Government International Bond	3.771	05/24/61	1,704,348

3,000,000		Mexico Government International Bond	3.750	04/19/71	1,686,630

950,000		Mexico Government International Bond	5.750	10/12/10	744,088

1,000,000	(a)	Nordic Investment Bank	3.375	09/08/27	985,881

3,000,000		Nordic Investment Bank	4.250	02/28/29	3,022,134

2,000,000		Oriental Republic of Uruguay	5.250	09/10/60	1,829,000

300,000		Panama Government International Bond	7.125	01/29/26	304,884

2,000,000		Panama Government International Bond	3.875	03/17/28	1,895,200

1,450,000		Panama Government International Bond	3.160	01/23/30	1,263,663

1,000,000		Panama Government International Bond	7.500	03/01/31	1,033,300

2,500,000		Panama Government International Bond	2.252	09/29/32	1,820,364

2,500,000		Panama Government International Bond	3.298	01/19/33	1,942,125

2,500,000		Panama Government International Bond	6.400	02/14/35	2,341,750

692,000		Panama Government International Bond	6.700	01/26/36	661,621

1,000,000		Panama Government International Bond	6.875	01/31/36	961,050

1,000,000		Panama Government International Bond	8.000	03/01/38	1,030,000

750,000		Panama Government International Bond	4.500	05/15/47	492,750

2,250,000		Panama Government International Bond	4.500	04/16/50	1,427,963

1,450,000		Panama Government International Bond	4.300	04/29/53	881,818

1,500,000		Panama Government International Bond	6.853	03/28/54	1,310,250

1,500,000		Panama Government International Bond	4.500	04/01/56	912,600

1,000,000		Panama Government International Bond	7.875	03/01/57	980,450

3,500,000		Panama Government International Bond	3.870	07/23/60	1,873,375

1,250,000		Panama Government International Bond	4.500	01/19/63	758,875

5,000,000		Peruvian Government International Bond	2.844	06/20/30	4,494,300

2,500,000		Peruvian Government International Bond	2.783	01/23/31	2,189,750

1,500,000		Peruvian Government International Bond	1.862	12/01/32	1,166,550

990,000		Peruvian Government International Bond	3.000	01/15/34	820,433

415,000		Peruvian Government International Bond	5.375	02/08/35	406,783

1,100,000		Peruvian Government International Bond	6.550	03/14/37	1,171,610

1,000,000		Peruvian Government International Bond	3.300	03/11/41	731,250

1,850,000		Peruvian Government International Bond	5.625	11/18/50	1,757,482

2,000,000		Peruvian Government International Bond	3.550	03/10/51	1,372,040

2,520,000		Peruvian Government International Bond	5.875	08/08/54	2,436,991

1,500,000		Peruvian Government International Bond	2.780	12/01/60	812,775

1,500,000		Peruvian Government International Bond	3.600	01/15/72	925,500

1,000,000		Peruvian Government International Bond	3.230	07/28/21	534,930

1,000,000		Philippine Government International Bond	3.229	03/29/27	975,984

See Notes to Financial Statements	117

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOREIGN GOVERNMENT BONDS (continued)

$1,000,000		Philippine Government International Bond	5.170%	10/13/27	$1,015,098

2,219,000		Philippine Government International Bond	3.000	02/01/28	2,127,956

2,000,000	(a)	Philippine Government International Bond	4.625	07/17/28	2,004,914

3,375,000		Philippine Government International Bond	3.750	01/14/29	3,274,223

1,000,000		Philippine Government International Bond	4.375	03/05/30	985,907

1,500,000		Philippine Government International Bond	2.457	05/05/30	1,350,555

2,000,000		Philippine Government International Bond	1.648	06/10/31	1,664,032

2,000,000		Philippine Government International Bond	1.950	01/06/32	1,657,922

1,000,000		Philippine Government International Bond	3.556	09/29/32	910,967

1,000,000		Philippine Government International Bond	5.609	04/13/33	1,029,469

1,500,000		Philippine Government International Bond	5.000	07/17/33	1,487,885

1,500,000		Philippine Government International Bond	5.250	05/14/34	1,510,287

1,500,000	(a)	Philippine Government International Bond	5.500	02/04/35	1,542,710

1,000,000		Philippine Government International Bond	4.750	03/05/35	970,434

4,083,000		Philippine Government International Bond	3.950	01/20/40	3,464,550

300,000		Philippine Government International Bond	3.700	03/01/41	241,242

3,793,000		Philippine Government International Bond	3.700	02/02/42	3,014,416

1,500,000		Philippine Government International Bond	2.950	05/05/45	1,017,804

1,500,000		Philippine Government International Bond	2.650	12/10/45	959,418

325,000		Philippine Government International Bond	4.200	03/29/47	270,252

1,000,000		Philippine Government International Bond	5.950	10/13/47	1,035,992

1,000,000		Philippine Government International Bond	5.500	01/17/48	981,785

1,500,000		Philippine Government International Bond	5.600	05/14/49	1,476,860

1,000,000		Philippine Government International Bond	5.175	09/05/49	932,407

1,500,000		Philippine Government International Bond	5.900	02/04/50	1,542,585

925,000		Province of Alberta Canada	3.300	03/15/28	903,920

1,000,000		Province of Alberta Canada	4.500	06/26/29	1,011,455

2,000,000		Province of Alberta Canada	1.300	07/22/30	1,719,271

1,000,000		Province of Alberta Canada	4.500	01/24/34	991,961

850,000		Province of British Columbia Canada	2.250	06/02/26	831,464

1,500,000		Province of British Columbia Canada	0.900	07/20/26	1,438,694

5,000,000		Province of British Columbia Canada	4.700	01/24/28	5,074,224

1,000,000		Province of British Columbia Canada	4.800	11/15/28	1,020,976

5,000,000		Province of British Columbia Canada	4.900	04/24/29	5,128,775

1,500,000		Province of British Columbia Canada	1.300	01/29/31	1,267,833

850,000		Province of British Columbia Canada	4.200	07/06/33	828,155

3,000,000		Province of British Columbia Canada	4.750	06/12/34	3,018,668

500,000		Province of Manitoba Canada	2.125	06/22/26	487,820

1,500,000		Province of Manitoba Canada	1.500	10/25/28	1,370,750

1,000,000		Province of Manitoba Canada	4.300	07/27/33	978,793

1,500,000		Province of Manitoba Canada	4.900	05/31/34	1,527,640

500,000		Province of New Brunswick Canada	3.625	02/24/28	491,504

1,000,000		Province of Ontario Canada	2.500	04/27/26	982,547

1,000,000		Province of Ontario Canada	2.300	06/15/26	978,009

1,000,000		Province of Ontario Canada	3.100	05/19/27	978,971

1,000,000		Province of Ontario Canada	1.050	05/21/27	937,529

1,000,000	(a)	Province of Ontario Canada	4.200	01/18/29	1,000,069

1,500,000		Province of Ontario Canada	3.700	09/17/29	1,468,468

2,000,000		Province of Ontario Canada	2.000	10/02/29	1,819,238

3,500,000		Province of Ontario Canada	4.700	01/15/30	3,566,332

1,000,000		Province of Ontario Canada	1.125	10/07/30	846,412

3,000,000		Province of Ontario Canada	1.600	02/25/31	2,577,939

1,500,000		Province of Ontario Canada	1.800	10/14/31	1,280,431

3,000,000		Province of Ontario Canada	2.125	01/21/32	2,598,625

2,000,000		Province of Ontario Canada	5.050	04/24/34	2,060,064

3,500,000		Province of Quebec Canada	2.500	04/20/26	3,438,583

500,000		Province of Quebec Canada	2.750	04/12/27	486,368

3,000,000		Province of Quebec Canada	3.625	04/13/28	2,957,417

1,000,000		Province of Quebec Canada	4.500	04/03/29	1,011,237

201,000		Province of Quebec Canada	7.500	09/15/29	227,277

1,500,000		Province of Quebec Canada	1.350	05/28/30	1,299,602

3,000,000		Province of Quebec Canada	1.900	04/21/31	2,614,000

118	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOREIGN GOVERNMENT BONDS (continued)

$2,000,000		Province of Quebec Canada	4.500%	09/08/33	$1,987,935

1,000,000		Province of Quebec Canada	4.250	09/05/34	969,373

1,000,000		Province of Saskatchewan Canada	3.250	06/08/27	980,863

2,000,000		Province of Saskatchewan Canada	4.650	01/28/30	2,034,967

1,500,000		Republic of Italy Government International Bond	2.875	10/17/29	1,389,858

1,599,000		Republic of Italy Government International Bond	5.375	06/15/33	1,652,895

2,000,000		Republic of Italy Government International Bond	4.000	10/17/49	1,467,232

3,750,000		Republic of Italy Government International Bond	3.875	05/06/51	2,608,429

1,500,000		Republic of Poland Government International Bond	5.500	11/16/27	1,539,476

3,000,000		Republic of Poland Government International Bond	4.625	03/18/29	3,001,298

3,000,000		Republic of Poland Government International Bond	4.875	02/12/30	3,026,584

850,000		Republic of Poland Government International Bond	5.750	11/16/32	891,066

2,000,000		Republic of Poland Government International Bond	4.875	10/04/33	1,968,125

2,900,000		Republic of Poland Government International Bond	5.125	09/18/34	2,875,224

4,000,000		Republic of Poland Government International Bond	5.375	02/12/35	4,021,016

1,050,000		Republic of Poland Government International Bond	5.500	04/04/53	988,085

4,150,000		Republic of Poland Government International Bond	5.500	03/18/54	3,893,063

2,000,000	(a)	State of Israel	2.500	01/15/30	1,765,066

3,000,000		Svensk Exportkredit AB	3.750	09/13/27	2,979,977

1,500,000		Svensk Exportkredit AB	4.125	06/14/28	1,503,089

1,000,000		Svensk Exportkredit AB	4.250	02/01/29	1,004,882

1,000,000		Svensk Exportkredit AB	4.875	10/04/30	1,031,904

398,175		Uruguay Government International Bond	4.375	01/23/31	391,113

5,957,660		Uruguay Government International Bond	5.750	10/28/34	6,195,966

2,211,913		Uruguay Government International Bond	5.442	02/14/37	2,233,147

500,000		Uruguay Government International Bond	4.125	11/20/45	423,000

2,063,907		Uruguay Government International Bond	5.100	06/18/50	1,909,114

2,425,000		Uruguay Government International Bond	4.975	04/20/55	2,167,950

		TOTAL FOREIGN GOVERNMENT BONDS			707,109,846

		MORTGAGE BACKED - 24.9%

60,472,170		Fannie Mae	2.000	02/01/52	48,120,542

92		Fannie Mae Pool	4.500	04/01/25	92

151		Fannie Mae Pool	4.500	04/01/25	151

2,310		Fannie Mae Pool	4.000	05/01/25	2,302

1,245		Fannie Mae Pool	4.000	06/01/25	1,240

436		Fannie Mae Pool	4.500	06/01/25	435

906		Fannie Mae Pool	4.000	08/01/25	902

270		Fannie Mae Pool	5.500	08/01/25	269

2,956		Fannie Mae Pool	3.500	09/01/25	2,941

2		Fannie Mae Pool	4.000	09/01/25	2

9,132		Fannie Mae Pool	3.500	10/01/25	9,080

10,313		Fannie Mae Pool	3.500	10/01/25	10,254

3,045		Fannie Mae Pool	5.000	10/01/25	3,035

7,499		Fannie Mae Pool	4.000	11/01/25	7,461

11,319		Fannie Mae Pool	3.500	12/01/25	11,250

50,349		Fannie Mae Pool	3.500	02/01/26	49,966

11,540		Fannie Mae Pool	3.500	02/01/26	11,458

3,856		Fannie Mae Pool	4.000	03/01/26	3,833

13,958		Fannie Mae Pool	4.000	06/01/26	13,866

10,686		Fannie Mae Pool	3.500	08/01/26	10,607

11,835		Fannie Mae Pool	3.500	09/01/26	11,731

4,988		Fannie Mae Pool	4.000	09/01/26	4,962

22,326		Fannie Mae Pool	3.500	10/01/26	22,131

468		Fannie Mae Pool	6.000	10/01/26	476

29,665		Fannie Mae Pool	3.000	11/01/26	29,291

29,454		Fannie Mae Pool	3.000	12/01/26	29,070

80,072		Fannie Mae Pool	3.000	01/01/27	78,997

16,806		Fannie Mae Pool	4.000	01/01/27	16,686

68,889		Fannie Mae Pool	3.500	02/01/27	68,138

129,749		Fannie Mae Pool	3.000	04/01/27	127,904

73,959		Fannie Mae Pool	3.000	04/01/27	72,908

47,777		Fannie Mae Pool	3.500	05/01/27	47,295

See Notes to Financial Statements	119

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$60,652	Fannie Mae Pool	2.500%	06/01/27	$59,500

179,837	Fannie Mae Pool	3.000	06/01/27	177,062

64,464	Fannie Mae Pool	2.500	07/01/27	63,201

156,052	Fannie Mae Pool	2.500	09/01/27	152,812

1,410	Fannie Mae Pool	5.500	09/01/27	1,409

238,438	Fannie Mae Pool	2.500	10/01/27	233,488

162,912	Fannie Mae Pool	3.000	11/01/27	160,271

320	Fannie Mae Pool	5.500	01/01/28	322

670,296	Fannie Mae Pool	2.500	02/01/28	654,917

560,915	Fannie Mae Pool	2.500	02/01/28	548,002

286	Fannie Mae Pool	5.000	02/01/28	288

440,048	Fannie Mae Pool	2.500	04/01/28	429,433

642,565	Fannie Mae Pool	2.500	04/01/28	627,067

1,756	Fannie Mae Pool	5.500	06/01/28	1,775

187,332	Fannie Mae Pool	2.500	07/01/28	182,517

396,773	Fannie Mae Pool	2.500	08/01/28	386,569

389,033	Fannie Mae Pool	3.000	10/01/28	380,020

297	Fannie Mae Pool	5.500	11/01/28	300

2	Fannie Mae Pool	7.500	01/01/29	2

737,888	Fannie Mae Pool	3.000	03/01/29	721,301

2,499	Fannie Mae Pool	4.000	03/01/29	2,475

2,656,979	Fannie Mae Pool	3.000	04/01/29	2,597,156

9,988	Fannie Mae Pool	4.500	04/01/29	9,972

6,848	Fannie Mae Pool	4.000	05/01/29	6,788

4,082	Fannie Mae Pool	4.500	06/01/29	4,079

1,384	Fannie Mae Pool	4.000	07/01/29	1,371

26,708	Fannie Mae Pool	4.500	08/01/29	26,691

3,057,744	Fannie Mae Pool	3.500	09/01/29	3,015,161

5,352	Fannie Mae Pool	4.500	09/01/29	5,332

4,599	Fannie Mae Pool	4.500	11/01/29	4,576

1,699	Fannie Mae Pool	4.500	01/01/30	1,698

441,498	Fannie Mae Pool	2.500	02/01/30	425,324

3,652	Fannie Mae Pool	4.000	03/01/30	3,618

1,596	Fannie Mae Pool	4.500	05/01/30	1,597

2,442	Fannie Mae Pool	4.500	06/01/30	2,443

1,089,578	Fannie Mae Pool	3.000	07/01/30	1,059,343

22,938	Fannie Mae Pool	4.500	08/01/30	22,868

4,967	Fannie Mae Pool	4.000	09/01/30	4,924

26,569	Fannie Mae Pool	4.000	10/01/30	26,428

291,622	Fannie Mae Pool	4.000	11/01/30	289,025

44,895	Fannie Mae Pool	4.000	11/01/30	44,483

10,963	Fannie Mae Pool	4.500	12/01/30	10,986

1,112,866	Fannie Mae Pool	3.000	02/01/31	1,078,811

16,929	Fannie Mae Pool	3.500	02/01/31	16,546

18,219	Fannie Mae Pool	4.000	02/01/31	18,041

201	Fannie Mae Pool	7.500	03/01/31	208

1,252,172	Fannie Mae Pool	2.500	04/01/31	1,199,928

50,762	Fannie Mae Pool	3.500	04/01/31	49,627

5,980	Fannie Mae Pool	4.000	04/01/31	5,928

1,221,324	Fannie Mae Pool	3.000	05/01/31	1,183,786

535	Fannie Mae Pool	6.000	05/01/31	553

1,445,655	Fannie Mae Pool	2.500	06/01/31	1,385,217

316,738	Fannie Mae Pool	4.500	07/01/31	315,549

32,783	Fannie Mae Pool	4.500	07/01/31	32,871

196,358	Fannie Mae Pool	4.000	08/01/31	194,300

1,922,349	Fannie Mae Pool	2.500	09/01/31	1,839,114

960,818	Fannie Mae Pool	3.000	09/01/31	930,970

11,640	Fannie Mae Pool	4.000	09/01/31	11,516

120	Fannie Mae Pool	6.500	09/01/31	123

7,167	Fannie Mae Pool	6.000	11/01/31	7,400

1,041	Fannie Mae Pool	6.500	11/01/31	1,073

2,093,793	Fannie Mae Pool	2.500	12/01/31	2,001,920

120	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$348,838	Fannie Mae Pool	3.500%	01/01/32	$340,157

2,299	Fannie Mae Pool	6.000	01/01/32	2,375

142,525	Fannie Mae Pool	3.500	02/01/32	138,975

1,583	Fannie Mae Pool	6.000	02/01/32	1,648

1,308,744	Fannie Mae Pool	3.000	03/01/32	1,263,891

6,808	Fannie Mae Pool	6.500	04/01/32	7,095

4,554,414	Fannie Mae Pool	3.000	06/01/32	4,403,806

13,908	Fannie Mae Pool	6.500	07/01/32	14,481

2,710	Fannie Mae Pool	6.500	08/01/32	2,796

171,449	Fannie Mae Pool	3.000	09/01/32	163,582

2,490	Fannie Mae Pool	7.500	09/01/32	2,488

509,756	Fannie Mae Pool	3.000	10/01/32	486,120

18,077	Fannie Mae Pool	5.500	10/01/32	18,164

4,006	Fannie Mae Pool	6.000	11/01/32	4,086

3,067,870	Fannie Mae Pool	3.000	12/01/32	2,941,592

4,669	Fannie Mae Pool	5.500	12/01/32	4,806

206	Fannie Mae Pool	5.500	12/01/32	208

5,413	Fannie Mae Pool	6.000	12/01/32	5,499

31,929	Fannie Mae Pool	5.500	01/01/33	32,527

86,278	Fannie Mae Pool	6.000	01/01/33	88,810

33,192	Fannie Mae Pool	5.000	02/01/33	33,201

794	Fannie Mae Pool	5.000	02/01/33	801

383,930	Fannie Mae Pool	3.000	04/01/33	366,857

430,367	Fannie Mae Pool	3.500	04/01/33	417,583

1,730	Fannie Mae Pool	6.000	04/01/33	1,791

2,046,322	Fannie Mae Pool	3.500	05/01/33	2,003,409

223,497	Fannie Mae Pool	5.500	05/01/33	227,549

12,827	Fannie Mae Pool	5.000	06/01/33	12,908

23,727	Fannie Mae Pool	5.500	06/01/33	24,111

3,270	Fannie Mae Pool	4.500	07/01/33	3,194

14,056	Fannie Mae Pool	5.000	07/01/33	14,024

20,764	Fannie Mae Pool	4.500	08/01/33	20,298

2,801	Fannie Mae Pool	4.500	08/01/33	2,736

5,519	Fannie Mae Pool	5.000	08/01/33	5,520

17,282	Fannie Mae Pool	5.500	09/01/33	17,263

21,250	Fannie Mae Pool	5.500	09/01/33	21,553

4,530	Fannie Mae Pool	6.000	09/01/33	4,683

34,886	Fannie Mae Pool	4.500	10/01/33	34,574

7,197	Fannie Mae Pool	5.000	10/01/33	7,243

2,712	Fannie Mae Pool	5.000	10/01/33	2,716

28,840	Fannie Mae Pool	5.500	10/01/33	28,808

121,169	Fannie Mae Pool	5.500	10/01/33	123,980

2,032	Fannie Mae Pool	4.500	11/01/33	1,995

6,891	Fannie Mae Pool	5.000	11/01/33	6,935

497,428	Fannie Mae Pool	5.000	11/01/33	499,726

55,774	Fannie Mae Pool	5.000	12/01/33	56,045

85,938	Fannie Mae Pool	5.500	12/01/33	87,058

748,731	Fannie Mae Pool	3.000	01/01/34	710,474

22,055	Fannie Mae Pool	5.000	02/01/34	22,179

96,350	Fannie Mae Pool	6.000	02/01/34	99,758

2,230	Fannie Mae Pool	5.000	03/01/34	2,241

132,274	Fannie Mae Pool	5.000	03/01/34	132,995

5,565	Fannie Mae Pool	5.000	03/01/34	5,596

2,850	Fannie Mae Pool	5.000	03/01/34	2,862

6,572	Fannie Mae Pool	5.000	03/01/34	6,609

1,964	Fannie Mae Pool	5.000	03/01/34	1,973

19,423	Fannie Mae Pool	5.000	04/01/34	19,549

20,593	Fannie Mae Pool	5.500	04/01/34	20,992

8,016	Fannie Mae Pool	4.500	05/01/34	7,869

2,427	Fannie Mae Pool	4.500	05/01/34	2,383

4,805	Fannie Mae Pool	5.500	07/01/34	4,894

7,157	Fannie Mae Pool	5.500	07/01/34	7,287

See Notes to Financial Statements	121

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$6,728		Fannie Mae Pool	7.000%	07/01/34	$7,024

55,297		Fannie Mae Pool	5.000	08/01/34	55,660

5,927		Fannie Mae Pool	5.000	08/01/34	5,966

5,502		Fannie Mae Pool	6.000	08/01/34	5,676

31,914		Fannie Mae Pool	6.000	08/01/34	32,998

5,958,240		Fannie Mae Pool	3.500	09/01/34	5,772,946

117,217		Fannie Mae Pool	5.500	09/01/34	119,391

4,402,938		Fannie Mae Pool	2.500	11/01/34	4,117,909

1,040		Fannie Mae Pool	5.500	11/01/34	1,063

7,161		Fannie Mae Pool	6.000	11/01/34	7,327

6,520,400		Fannie Mae Pool	2.500	12/01/34	6,080,217

9,395,275		Fannie Mae Pool	3.000	12/01/34	8,993,568

1,723		Fannie Mae Pool	5.000	12/01/34	1,734

1,086		Fannie Mae Pool	5.500	12/01/34	1,107

5,576		Fannie Mae Pool	6.000	12/01/34	5,735

160,515		Fannie Mae Pool	4.500	01/01/35	158,873

16,972		Fannie Mae Pool	5.500	01/01/35	17,342

4,714,057		Fannie Mae Pool	3.500	02/01/35	4,578,691

344,207		Fannie Mae Pool	5.500	02/01/35	350,379

15,352		Fannie Mae Pool	5.500	02/01/35	15,662

4,228,261		Fannie Mae Pool	2.500	03/01/35	3,954,552

56,626		Fannie Mae Pool	5.500	04/01/35	57,750

14,807		Fannie Mae Pool	6.000	04/01/35	15,391

14,019		Fannie Mae Pool	6.000	04/01/35	14,570

5,325,238		Fannie Mae Pool	2.500	05/01/35	4,942,855

4,628,625		Fannie Mae Pool	3.000	05/01/35	4,402,282

20,313		Fannie Mae Pool	6.000	05/01/35	21,090

5,620		Fannie Mae Pool	5.000	06/01/35	5,657

17,005		Fannie Mae Pool	5.000	07/01/35	17,035

902	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.570%)	7.320	07/01/35	918

1,966,584		Fannie Mae Pool	2.500	08/01/35	1,829,557

1,556,507		Fannie Mae Pool	3.000	08/01/35	1,462,760

35,084		Fannie Mae Pool	4.500	08/01/35	34,441

34,494		Fannie Mae Pool	5.000	08/01/35	34,721

26,291		Fannie Mae Pool	5.000	08/01/35	26,466

1,257		Fannie Mae Pool	4.500	09/01/35	1,234

1,449		Fannie Mae Pool	4.500	09/01/35	1,435

4,383		Fannie Mae Pool	5.500	09/01/35	4,469

5,515,581		Fannie Mae Pool	2.500	10/01/35	5,119,362

16,147		Fannie Mae Pool	5.000	10/01/35	16,261

42,544		Fannie Mae Pool	5.500	10/01/35	42,723

13,141,624		Fannie Mae Pool	1.500	11/01/35	11,601,025

11,994,238		Fannie Mae Pool	2.000	11/01/35	10,924,595

5,957,589		Fannie Mae Pool	2.500	11/01/35	5,529,638

36,701		Fannie Mae Pool	5.500	11/01/35	37,563

4,860,158		Fannie Mae Pool	2.000	12/01/35	4,426,696

17,387,422		Fannie Mae Pool	1.500	01/01/36	15,305,994

1,994,862		Fannie Mae Pool	3.500	01/01/36	1,926,631

122,916		Fannie Mae Pool	5.000	02/01/36	123,813

10,260	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.535%)	6.460	02/01/36	10,421

12,039,516		Fannie Mae Pool	1.500	03/01/36	10,596,820

58,133,526		Fannie Mae Pool	2.000	03/01/36	52,694,163

52,195		Fannie Mae Pool	6.000	03/01/36	54,428

10,157,285		Fannie Mae Pool	1.500	04/01/36	8,940,074

6,596,863		Fannie Mae Pool	1.000	05/01/36	5,674,635

19,074,710		Fannie Mae Pool	1.500	05/01/36	16,788,722

12,213,938		Fannie Mae Pool	2.000	05/01/36	11,056,479

646,704		Fannie Mae Pool	3.500	05/01/36	622,609

667		Fannie Mae Pool	5.000	05/01/36	672

79,611		Fannie Mae Pool	6.000	06/01/36	82,807

12,476,321		Fannie Mae Pool	2.000	07/01/36	11,308,583

3,536		Fannie Mae Pool	6.000	07/01/36	3,622

122	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$8,174		Fannie Mae Pool	6.500%	07/01/36	$8,502

3,151	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.632%)	7.382	07/01/36	3,197

3,150,238		Fannie Mae Pool	1.500	08/01/36	2,764,847

5,070,845		Fannie Mae Pool	3.000	08/01/36	4,756,987

43,451		Fannie Mae Pool	5.500	08/01/36	44,046

49,059		Fannie Mae Pool	6.500	08/01/36	50,578

10,265,042		Fannie Mae Pool	1.500	09/01/36	9,009,180

15,074,415		Fannie Mae Pool	2.000	09/01/36	13,641,070

12,086,744		Fannie Mae Pool	2.500	09/01/36	11,199,520

810,012		Fannie Mae Pool	3.000	09/01/36	759,419

4,249		Fannie Mae Pool	5.500	09/01/36	4,332

1,416		Fannie Mae Pool	6.500	09/01/36	1,491

5,875		Fannie Mae Pool	6.500	09/01/36	6,161

7,714		Fannie Mae Pool	6.000	10/01/36	8,043

21,274,115		Fannie Mae Pool	1.500	11/01/36	18,723,597

18,060,347		Fannie Mae Pool	2.000	11/01/36	16,352,957

1,823,693		Fannie Mae Pool	3.000	11/01/36	1,707,277

3,597		Fannie Mae Pool	6.500	11/01/36	3,769

4,908,773		Fannie Mae Pool	2.000	12/01/36	4,449,215

24,090		Fannie Mae Pool	6.000	12/01/36	25,117

9,012,600		Fannie Mae Pool	1.500	01/01/37	7,915,283

8,594,339		Fannie Mae Pool	2.000	01/01/37	7,772,691

9,118		Fannie Mae Pool	5.500	01/01/37	9,314

4,634	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.726%)	6.637	01/01/37	4,749

3,672,779		Fannie Mae Pool	1.500	02/01/37	3,222,929

5,453,084		Fannie Mae Pool	2.000	02/01/37	4,931,751

67,714		Fannie Mae Pool	5.500	02/01/37	69,168

4,246		Fannie Mae Pool	6.000	02/01/37	4,428

315	(c)	Fannie Mae Pool, (LIBOR 6 M + 1.460%)	6.210	02/01/37	320

9,759		Fannie Mae Pool	7.000	02/01/37	10,315

28,363,524		Fannie Mae Pool	2.000	03/01/37	25,651,876

712		Fannie Mae Pool	5.000	03/01/37	718

23,379		Fannie Mae Pool	6.500	03/01/37	24,475

37,252		Fannie Mae Pool	6.500	03/01/37	39,215

1,616	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.875%)	6.750	03/01/37	1,658

18,958,292		Fannie Mae Pool	2.000	04/01/37	17,145,815

2,132,216		Fannie Mae Pool	2.500	04/01/37	1,974,250

16,251		Fannie Mae Pool	7.000	04/01/37	17,104

9,879,973		Fannie Mae Pool	1.500	05/01/37	8,671,850

30,331		Fannie Mae Pool	5.000	05/01/37	30,597

5,124		Fannie Mae Pool	5.500	06/01/37	5,222

4,988	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.782%)	7.466	06/01/37	5,122

6,790,114		Fannie Mae Pool	2.500	08/01/37	6,283,733

3,676,580		Fannie Mae Pool	3.000	08/01/37	3,478,486

6,408		Fannie Mae Pool	5.500	08/01/37	6,553

1,541		Fannie Mae Pool	6.000	08/01/37	1,588

12,221		Fannie Mae Pool	5.500	09/01/37	12,515

10,648		Fannie Mae Pool	6.000	09/01/37	11,004

14,702		Fannie Mae Pool	6.000	09/01/37	15,330

57,177		Fannie Mae Pool	6.000	09/01/37	59,474

20,293		Fannie Mae Pool	6.000	09/01/37	21,026

41,257		Fannie Mae Pool	6.000	09/01/37	42,915

5,382		Fannie Mae Pool	6.500	09/01/37	5,595

3,540		Fannie Mae Pool	6.500	09/01/37	3,682

3,499		Fannie Mae Pool	6.500	10/01/37	3,651

5,105	(c)	Fannie Mae Pool, (DGS1 + 2.275%)	7.275	10/01/37	5,240

5,359,996		Fannie Mae Pool	3.000	11/01/37	5,071,199

5,080,465		Fannie Mae Pool	3.500	11/01/37	4,856,482

3,681,897		Fannie Mae Pool	4.000	11/01/37	3,590,731

50,526		Fannie Mae Pool	5.500	11/01/37	51,415

82,318		Fannie Mae Pool	6.000	11/01/37	85,844

2,261		Fannie Mae Pool	7.000	11/01/37	2,360

See Notes to Financial Statements	123

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$1,646,816		Fannie Mae Pool	3.000%	12/01/37	$1,531,957

1,652,611		Fannie Mae Pool	4.000	01/01/38	1,612,296

419		Fannie Mae Pool	6.500	01/01/38	437

2,860,030		Fannie Mae Pool	4.500	02/01/38	2,839,512

1,892,172		Fannie Mae Pool	5.000	02/01/38	1,903,885

22,731		Fannie Mae Pool	5.500	02/01/38	23,135

13,224		Fannie Mae Pool	6.500	02/01/38	13,786

6,968		Fannie Mae Pool	7.000	02/01/38	7,463

2,421		Fannie Mae Pool	5.000	03/01/38	2,442

1,197		Fannie Mae Pool	5.000	03/01/38	1,207

5,697		Fannie Mae Pool	5.500	03/01/38	5,797

1,906		Fannie Mae Pool	6.000	03/01/38	2,002

4,233		Fannie Mae Pool	6.500	03/01/38	4,434

4,261		Fannie Mae Pool	6.500	03/01/38	4,440

5,493		Fannie Mae Pool	6.500	03/01/38	5,663

6,498	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.770%)	6.520	03/01/38	6,663

52,295		Fannie Mae Pool	5.500	04/01/38	53,140

98,307		Fannie Mae Pool	6.000	04/01/38	102,406

4,371		Fannie Mae Pool	4.500	05/01/38	4,291

258,804		Fannie Mae Pool	5.000	05/01/38	260,534

69,978		Fannie Mae Pool	5.000	05/01/38	69,599

184,566		Fannie Mae Pool	6.000	06/01/38	193,087

303,357		Fannie Mae Pool	6.500	06/01/38	314,901

67,197		Fannie Mae Pool	6.000	07/01/38	70,065

263	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.603%)	7.433	08/01/38	270

207,531		Fannie Mae Pool	6.000	09/01/38	216,388

532		Fannie Mae Pool	6.000	10/01/38	546

8,819	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.321%)	6.821	10/01/38	8,953

2,362,137		Fannie Mae Pool	5.000	11/01/38	2,375,770

2,601		Fannie Mae Pool	5.500	11/01/38	2,659

3,804,755		Fannie Mae Pool	6.000	11/01/38	3,912,549

1,161		Fannie Mae Pool	5.000	12/01/38	1,171

201,006		Fannie Mae Pool	5.500	12/01/38	205,728

8,845		Fannie Mae Pool	4.500	01/01/39	8,737

16,775		Fannie Mae Pool	5.000	01/01/39	16,827

743,350		Fannie Mae Pool	5.000	01/01/39	746,572

25,753		Fannie Mae Pool	5.500	01/01/39	26,169

104,878		Fannie Mae Pool	5.500	01/01/39	106,765

10,505		Fannie Mae Pool	6.000	01/01/39	10,898

1,020		Fannie Mae Pool	6.000	01/01/39	1,036

34,375		Fannie Mae Pool	4.500	02/01/39	33,954

124,980		Fannie Mae Pool	4.500	02/01/39	123,453

48,803		Fannie Mae Pool	4.500	02/01/39	48,206

2,488		Fannie Mae Pool	5.500	02/01/39	2,529

110,604		Fannie Mae Pool	4.000	04/01/39	106,681

5,598		Fannie Mae Pool	5.500	04/01/39	5,689

202,623		Fannie Mae Pool	4.500	05/01/39	200,146

38,181		Fannie Mae Pool	4.500	05/01/39	37,714

108,042		Fannie Mae Pool	4.500	06/01/39	106,363

36,602		Fannie Mae Pool	4.500	06/01/39	36,155

87,331		Fannie Mae Pool	5.500	06/01/39	88,956

3,914,833		Fannie Mae Pool	5.500	06/01/39	3,977,805

19,622		Fannie Mae Pool	4.500	07/01/39	19,362

22,791		Fannie Mae Pool	4.500	07/01/39	22,513

2,299		Fannie Mae Pool	5.000	07/01/39	2,320

4,019,448		Fannie Mae Pool	5.500	07/01/39	4,084,103

1,270	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.835%)	7.710	07/01/39	1,307

382,740		Fannie Mae Pool	4.000	08/01/39	369,099

68,995		Fannie Mae Pool	4.000	08/01/39	66,536

5,961		Fannie Mae Pool	4.500	08/01/39	5,888

75,190		Fannie Mae Pool	4.500	08/01/39	74,271

261,407		Fannie Mae Pool	4.500	08/01/39	258,212

124	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$284,506		Fannie Mae Pool	5.000%	08/01/39	$286,999

2,050		Fannie Mae Pool	5.000	08/01/39	2,069

5,116	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.650%)	7.400	08/01/39	5,238

2,947	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.690%)	7.440	08/01/39	3,019

144,638		Fannie Mae Pool	4.000	09/01/39	139,483

16,620		Fannie Mae Pool	5.000	09/01/39	16,766

3,467,059		Fannie Mae Pool	5.000	09/01/39	3,485,851

72,582		Fannie Mae Pool	5.500	09/01/39	73,764

40,413		Fannie Mae Pool	6.000	09/01/39	42,142

4,967,621		Fannie Mae Pool	4.500	10/01/39	4,926,868

146,227		Fannie Mae Pool	6.500	10/01/39	153,954

2,830,541		Fannie Mae Pool	4.500	11/01/39	2,807,320

6,686		Fannie Mae Pool	5.000	11/01/39	6,744

170,641		Fannie Mae Pool	4.000	12/01/39	164,452

19,621		Fannie Mae Pool	4.500	12/01/39	19,381

37,641		Fannie Mae Pool	4.500	12/01/39	37,173

615,204		Fannie Mae Pool	4.500	12/01/39	607,620

12,877		Fannie Mae Pool	4.500	01/01/40	12,720

14,278		Fannie Mae Pool	5.000	01/01/40	14,403

5,658	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.815%)	6.777	01/01/40	5,862

90,855		Fannie Mae Pool	6.000	02/01/40	94,686

4,665,740		Fannie Mae Pool	2.500	03/01/40	4,174,412

124,462		Fannie Mae Pool	4.500	03/01/40	122,889

54,293		Fannie Mae Pool	4.500	03/01/40	53,595

5,632		Fannie Mae Pool	5.000	03/01/40	5,682

6,017,462		Fannie Mae Pool	2.500	04/01/40	5,375,889

5,967,342		Fannie Mae Pool	3.000	04/01/40	5,501,332

5,759		Fannie Mae Pool	4.500	04/01/40	5,688

205,624		Fannie Mae Pool	5.000	04/01/40	207,426

139,362		Fannie Mae Pool	5.000	04/01/40	140,583

4,413		Fannie Mae Pool	4.500	05/01/40	4,346

19,375	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.832%)	6.769	05/01/40	20,051

3,692	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.790%)	7.165	05/01/40	3,746

12,604	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.835%)	7.210	05/01/40	12,951

5,407,586		Fannie Mae Pool	2.500	06/01/40	4,824,983

12,558		Fannie Mae Pool	4.500	07/01/40	12,396

10,860		Fannie Mae Pool	4.500	07/01/40	10,718

17,810		Fannie Mae Pool	5.000	07/01/40	17,967

113,495		Fannie Mae Pool	4.500	08/01/40	112,049

160,870		Fannie Mae Pool	4.500	08/01/40	158,804

113,150		Fannie Mae Pool	5.000	08/01/40	114,142

248,577		Fannie Mae Pool	4.500	09/01/40	245,359

108,772		Fannie Mae Pool	4.500	09/01/40	107,217

264,750		Fannie Mae Pool	6.000	09/01/40	276,043

37,208		Fannie Mae Pool	3.500	10/01/40	34,684

171,439		Fannie Mae Pool	4.000	10/01/40	165,009

372,312		Fannie Mae Pool	4.000	10/01/40	358,115

296,216		Fannie Mae Pool	4.500	10/01/40	292,227

346,696		Fannie Mae Pool	3.500	11/01/40	323,177

348,711		Fannie Mae Pool	4.000	11/01/40	335,415

389,904		Fannie Mae Pool	4.000	11/01/40	375,279

220,249		Fannie Mae Pool	4.000	11/01/40	211,851

43,260		Fannie Mae Pool	4.500	11/01/40	42,664

12,030,151		Fannie Mae Pool	2.000	12/01/40	10,287,003

114,770		Fannie Mae Pool	4.000	12/01/40	110,418

973,955		Fannie Mae Pool	4.500	12/01/40	960,842

22,386	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.823%)	6.448	12/01/40	23,004

10,886		Fannie Mae Pool	3.500	01/01/41	10,148

4,133,827		Fannie Mae Pool	1.500	02/01/41	3,427,403

9,876,876		Fannie Mae Pool	2.000	02/01/41	8,440,276

47,331		Fannie Mae Pool	3.500	02/01/41	44,120

326,855		Fannie Mae Pool	4.000	02/01/41	314,392

See Notes to Financial Statements	125

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$11,171	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.819%)	6.774%	02/01/41	$11,553

325,682		Fannie Mae Pool	4.000	03/01/41	313,264

14,036,977		Fannie Mae Pool	2.000	04/01/41	11,990,899

249,762		Fannie Mae Pool	4.500	04/01/41	246,296

205,474		Fannie Mae Pool	4.500	05/01/41	202,643

73,141		Fannie Mae Pool	4.500	05/01/41	72,080

147,889		Fannie Mae Pool	4.500	06/01/41	145,806

6,239,182		Fannie Mae Pool	2.000	07/01/41	5,327,678

206,280		Fannie Mae Pool	4.500	07/01/41	203,289

25,500	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.789%)	7.440	07/01/41	26,433

10,885,069		Fannie Mae Pool	2.000	08/01/41	9,266,689

19,347,558		Fannie Mae Pool	1.500	09/01/41	15,968,724

3,652,559		Fannie Mae Pool	2.000	09/01/41	3,117,028

443,880		Fannie Mae Pool	4.000	09/01/41	426,950

287,317		Fannie Mae Pool	4.500	09/01/41	283,182

114,540		Fannie Mae Pool	5.500	09/01/41	117,092

11,528,211		Fannie Mae Pool	1.500	10/01/41	9,500,634

7,373,308		Fannie Mae Pool	2.000	10/01/41	6,273,141

12,060	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.815%)	6.855	10/01/41	12,322

11,238,048		Fannie Mae Pool	2.000	11/01/41	9,565,955

189,142		Fannie Mae Pool	3.500	11/01/41	176,307

160,136		Fannie Mae Pool	3.500	11/01/41	149,269

7,124,151		Fannie Mae Pool	3.500	12/01/41	6,640,653

1,156,393		Fannie Mae Pool	3.500	12/01/41	1,077,924

198,366		Fannie Mae Pool	4.000	12/01/41	190,801

53,786	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.750%)	6.872	12/01/41	56,036

7,059,202		Fannie Mae Pool	2.000	01/01/42	6,017,560

11,232,653		Fannie Mae Pool	2.500	01/01/42	9,906,733

6,139,612		Fannie Mae Pool	2.000	03/01/42	5,227,881

557,064		Fannie Mae Pool	3.500	03/01/42	519,258

361,825		Fannie Mae Pool	4.000	03/01/42	348,025

5,889,095		Fannie Mae Pool	3.000	04/01/42	5,310,777

1,333,365		Fannie Mae Pool	3.500	04/01/42	1,242,860

484,668		Fannie Mae Pool	3.500	04/01/42	451,775

453,549		Fannie Mae Pool	4.500	04/01/42	447,161

479,282		Fannie Mae Pool	5.000	04/01/42	483,483

3,613,208		Fannie Mae Pool	2.500	05/01/42	3,185,727

325,611		Fannie Mae Pool	4.000	05/01/42	313,196

297,902		Fannie Mae Pool	5.000	05/01/42	300,270

417,036		Fannie Mae Pool	3.000	06/01/42	376,378

1,560,453		Fannie Mae Pool	3.500	06/01/42	1,454,528

1,278,895		Fannie Mae Pool	4.000	06/01/42	1,228,918

972,810		Fannie Mae Pool	4.000	06/01/42	934,693

2,264,576		Fannie Mae Pool	3.500	07/01/42	2,110,873

490,640		Fannie Mae Pool	4.500	07/01/42	481,909

544,793		Fannie Mae Pool	3.500	08/01/42	507,816

889,425		Fannie Mae Pool	3.000	09/01/42	801,613

1,139,778		Fannie Mae Pool	3.500	09/01/42	1,062,406

5,541,497		Fannie Mae Pool	4.500	09/01/42	5,469,177

2,057,297		Fannie Mae Pool	3.000	10/01/42	1,850,347

517,828		Fannie Mae Pool	3.500	10/01/42	482,673

958,532		Fannie Mae Pool	2.500	01/01/43	829,849

3,041,463		Fannie Mae Pool	3.000	01/01/43	2,735,486

3,488,491		Fannie Mae Pool	3.000	02/01/43	3,137,559

6,826,786		Fannie Mae Pool	3.000	04/01/43	6,139,953

9,497,440		Fannie Mae Pool	3.000	04/01/43	8,541,894

2,394,515		Fannie Mae Pool	3.000	04/01/43	2,153,619

799,512		Fannie Mae Pool	3.000	04/01/43	719,081

2,257,764		Fannie Mae Pool	3.000	06/01/43	2,030,595

14,729	(c)	Fannie Mae Pool, (LIBOR 12 M +1.695%)	7.570	06/01/43	15,149

2,119,601		Fannie Mae Pool	3.000	07/01/43	1,906,327

5,284,607		Fannie Mae Pool	3.500	07/01/43	4,925,798

126	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$1,533,568		Fannie Mae Pool	3.500%	07/01/43	$1,429,445

22,170	(c)	Fannie Mae Pool, (LIBOR 12 M + 1.550%)	7.425	07/01/43	22,684

1,903,350		Fannie Mae Pool	3.000	08/01/43	1,711,853

992,929		Fannie Mae Pool	4.000	08/01/43	952,890

1,636,167		Fannie Mae Pool	3.000	09/01/43	1,471,547

1,701,600		Fannie Mae Pool	3.500	09/01/43	1,586,057

1,670,846		Fannie Mae Pool	3.500	10/01/43	1,557,397

152,817		Fannie Mae Pool	4.500	10/01/43	149,624

434,239		Fannie Mae Pool	4.000	11/01/43	414,439

903,501		Fannie Mae Pool	4.000	11/01/43	866,782

276,660		Fannie Mae Pool	4.500	12/01/43	270,880

973,700		Fannie Mae Pool	4.500	12/01/43	953,355

1,134,672		Fannie Mae Pool	4.000	01/01/44	1,083,875

14,294,849		Fannie Mae Pool	4.000	03/01/44	13,718,378

677,049		Fannie Mae Pool	4.000	05/01/44	643,943

693,620		Fannie Mae Pool	4.000	07/01/44	660,278

674,333		Fannie Mae Pool	4.000	07/01/44	641,917

466,013		Fannie Mae Pool	3.500	09/01/44	432,053

629,438		Fannie Mae Pool	4.000	09/01/44	597,099

1,586,209		Fannie Mae Pool	3.500	10/01/44	1,473,239

3,997,795		Fannie Mae Pool	5.000	11/01/44	4,032,848

613,770		Fannie Mae Pool	4.000	12/01/44	582,236

1,650,176		Fannie Mae Pool	3.000	01/01/45	1,482,071

5,492,847		Fannie Mae Pool	3.000	01/01/45	4,940,219

6,279,117		Fannie Mae Pool	3.500	01/01/45	5,852,685

2,591,858		Fannie Mae Pool	3.500	02/01/45	2,398,955

1,715,634		Fannie Mae Pool	3.000	04/01/45	1,527,344

2,184,909		Fannie Mae Pool	3.500	05/01/45	2,021,625

2,629,117		Fannie Mae Pool	3.500	07/01/45	2,431,832

2,482,343		Fannie Mae Pool	4.000	07/01/45	2,350,684

8,607,686		Fannie Mae Pool	3.500	09/01/45	8,022,872

3,995,817		Fannie Mae Pool	3.000	11/01/45	3,559,885

1,647,391		Fannie Mae Pool	3.500	11/01/45	1,520,522

5,155,860		Fannie Mae Pool	4.000	11/01/45	4,882,389

1,358,093		Fannie Mae Pool	3.500	12/01/45	1,250,698

4,407,890		Fannie Mae Pool	3.500	12/01/45	4,066,613

2,328,815		Fannie Mae Pool	3.500	12/01/45	2,146,587

6,465,979		Fannie Mae Pool	3.500	01/01/46	5,957,338

1,277,559		Fannie Mae Pool	3.500	02/01/46	1,177,061

3,473,584		Fannie Mae Pool	3.500	04/01/46	3,197,231

1,973,626		Fannie Mae Pool	4.500	05/01/46	1,927,085

1,794,453		Fannie Mae Pool	3.000	06/01/46	1,591,437

2,736,456		Fannie Mae Pool	3.500	07/01/46	2,513,265

4,689,417		Fannie Mae Pool	3.500	08/01/46	4,370,818

2,763,363		Fannie Mae Pool	4.000	08/01/46	2,615,633

2,836,492		Fannie Mae Pool	3.000	09/01/46	2,514,848

3,496,888		Fannie Mae Pool	3.000	10/01/46	3,096,246

12,758,500		Fannie Mae Pool	3.000	11/01/46	11,296,917

1,589,435		Fannie Mae Pool	3.500	12/01/46	1,456,104

21,560,826		Fannie Mae Pool	3.000	01/01/47	19,082,516

2,750,044		Fannie Mae Pool	3.000	02/01/47	2,432,867

1,789,261		Fannie Mae Pool	4.000	02/01/47	1,691,016

3,886,994		Fannie Mae Pool	3.000	03/01/47	3,438,684

2,298,422		Fannie Mae Pool	3.500	03/01/47	2,104,727

518,757		Fannie Mae Pool	4.000	03/01/47	490,380

410,001		Fannie Mae Pool	4.500	03/01/47	398,033

3,353,087		Fannie Mae Pool	3.000	04/01/47	2,985,421

5,333,984		Fannie Mae Pool	3.000	04/01/47	4,704,336

3,060,869		Fannie Mae Pool	3.500	04/01/47	2,801,733

1,545,576		Fannie Mae Pool	3.500	05/01/47	1,415,326

3,037,566		Fannie Mae Pool	3.500	07/01/47	2,831,303

11,729,383		Fannie Mae Pool	4.000	07/01/47	11,078,077

See Notes to Financial Statements	127

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$2,802,284	Fannie Mae Pool	3.500%	10/01/47	$2,560,245

15,684,379	Fannie Mae Pool	3.500	11/01/47	14,328,484

1,197,193	Fannie Mae Pool	4.500	11/01/47	1,161,856

1,564,394	Fannie Mae Pool	3.500	01/01/48	1,428,787

5,625,630	Fannie Mae Pool	4.000	01/01/48	5,303,926

899,303	Fannie Mae Pool	3.000	02/01/48	792,325

1,279,737	Fannie Mae Pool	3.500	02/01/48	1,168,781

8,894,858	Fannie Mae Pool	3.500	04/01/48	8,121,567

1,787,658	Fannie Mae Pool	4.000	04/01/48	1,684,769

151,981	Fannie Mae Pool	4.500	04/01/48	148,020

2,711,838	Fannie Mae Pool	3.500	06/01/48	2,475,852

4,630,948	Fannie Mae Pool	4.000	07/01/48	4,362,484

2,959,521	Fannie Mae Pool	4.500	07/01/48	2,883,013

1,682,975	Fannie Mae Pool	4.000	08/01/48	1,585,407

1,233,692	Fannie Mae Pool	4.000	10/01/48	1,162,167

1,663,482	Fannie Mae Pool	4.500	10/01/48	1,616,439

14,416,335	Fannie Mae Pool	3.000	11/01/48	12,760,767

3,468,879	Fannie Mae Pool	4.000	11/01/48	3,267,768

1,161,391	Fannie Mae Pool	4.500	11/01/48	1,129,927

1,263,340	Fannie Mae Pool	4.000	12/01/48	1,190,094

1,054,356	Fannie Mae Pool	4.500	01/01/49	1,022,956

2,800,857	Fannie Mae Pool	4.500	02/01/49	2,721,041

3,769,429	Fannie Mae Pool	4.000	04/01/49	3,550,866

3,254,852	Fannie Mae Pool	5.000	04/01/49	3,263,790

4,113,319	Fannie Mae Pool	3.500	07/01/49	3,749,337

14,884,749	Fannie Mae Pool	3.500	08/01/49	13,583,967

2,384,272	Fannie Mae Pool	4.000	08/01/49	2,246,020

9,124,959	Fannie Mae Pool	3.000	09/01/49	8,021,800

5,134,400	Fannie Mae Pool	3.000	12/01/49	4,512,069

11,330,194	Fannie Mae Pool	3.000	12/01/49	10,030,097

9,990,133	Fannie Mae Pool	3.000	12/01/49	8,747,539

12,412,326	Fannie Mae Pool	2.500	01/01/50	10,444,904

19,365,872	Fannie Mae Pool	3.000	02/01/50	17,037,591

9,147,980	Fannie Mae Pool	3.500	02/01/50	8,315,946

12,684,647	Fannie Mae Pool	3.000	03/01/50	11,114,349

11,600,414	Fannie Mae Pool	2.500	04/01/50	9,753,069

18,109,815	Fannie Mae Pool	3.000	05/01/50	15,904,335

10,043,770	Fannie Mae Pool	3.000	06/01/50	8,803,280

7,434,059	Fannie Mae Pool	4.000	06/01/50	7,003,070

16,686,206	Fannie Mae Pool	2.500	07/01/50	14,003,347

4,249,913	Fannie Mae Pool	3.000	08/01/50	3,721,759

9,156,573	Fannie Mae Pool	4.000	08/01/50	8,608,301

32,447,423	Fannie Mae Pool	2.500	09/01/50	27,254,129

144,660,084	Fannie Mae Pool	2.500	10/01/50	120,896,733

18,519,411	Fannie Mae Pool	1.500	11/01/50	14,011,885

89,919,500	Fannie Mae Pool	2.000	11/01/50	72,039,461

12,954,250	Fannie Mae Pool	2.500	11/01/50	10,850,806

52,388,381	Fannie Mae Pool	1.500	12/01/50	39,671,930

95,471,581	Fannie Mae Pool	2.000	12/01/50	76,576,547

8,396,636	Fannie Mae Pool	2.500	12/01/50	7,035,613

72,357,030	Fannie Mae Pool	2.000	01/01/51	58,025,377

7,680,803	Fannie Mae Pool	1.500	02/01/51	5,803,282

6,913,387	Fannie Mae Pool	2.000	02/01/51	5,537,652

85,206,381	Fannie Mae Pool	2.500	02/01/51	71,588,464

35,241,319	Fannie Mae Pool	1.500	03/01/51	26,648,087

98,509,195	Fannie Mae Pool	2.000	03/01/51	78,875,503

20,089,271	Fannie Mae Pool	1.500	04/01/51	15,217,411

119,540,448	Fannie Mae Pool	2.000	04/01/51	95,677,762

29,958,471	Fannie Mae Pool	2.500	04/01/51	25,099,293

79,752,909	Fannie Mae Pool	2.000	05/01/51	63,756,791

2,962,200	Fannie Mae Pool	3.500	05/01/51	2,673,534

9,753,119	Fannie Mae Pool	1.500	06/01/51	7,370,878

128	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$73,720,003	Fannie Mae Pool	2.000%	06/01/51	$58,980,611

43,002,224	Fannie Mae Pool	2.500	06/01/51	35,947,307

47,080,921	Fannie Mae Pool	2.000	07/01/51	37,624,690

137,497,152	Fannie Mae Pool	2.000	08/01/51	109,749,838

86,268,243	Fannie Mae Pool	2.500	08/01/51	72,007,855

64,915,517	Fannie Mae Pool	2.000	09/01/51	51,747,295

37,510,570	Fannie Mae Pool	2.500	09/01/51	31,356,365

11,336,715	Fannie Mae Pool	2.500	10/01/51	9,469,723

10,453,393	Fannie Mae Pool	1.500	11/01/51	7,901,348

111,105,673	Fannie Mae Pool	2.000	11/01/51	88,681,146

44,416,574	Fannie Mae Pool	2.500	11/01/51	37,245,609

74,052,416	Fannie Mae Pool	2.000	12/01/51	59,043,190

80,400,606	Fannie Mae Pool	2.500	12/01/51	67,097,334

66,602,689	Fannie Mae Pool	2.000	01/01/52	53,110,624

82,463,137	Fannie Mae Pool	2.500	01/01/52	68,804,906

50,769,393	Fannie Mae Pool	3.000	01/01/52	44,066,000

13,940,474	Fannie Mae Pool	3.500	02/01/52	12,665,720

46,043,202	Fannie Mae Pool	2.000	03/01/52	36,643,763

69,965,902	Fannie Mae Pool	2.500	03/01/52	58,286,250

7,472,153	Fannie Mae Pool	3.500	03/01/52	6,763,319

13,030,794	Fannie Mae Pool	2.000	04/01/52	10,373,249

26,391,508	Fannie Mae Pool	2.500	04/01/52	21,985,763

9,597,389	Fannie Mae Pool	3.000	04/01/52	8,326,016

7,957,076	Fannie Mae Pool	3.500	04/01/52	7,187,864

43,384,084	Fannie Mae Pool	2.500	05/01/52	36,101,298

23,394,917	Fannie Mae Pool	3.000	05/01/52	20,309,733

6,588,782	Fannie Mae Pool	3.500	05/01/52	5,951,851

49,552,931	Fannie Mae Pool	4.000	05/01/52	46,255,973

8,654,617	Fannie Mae Pool	2.500	06/01/52	7,200,950

29,852,546	Fannie Mae Pool	3.000	06/01/52	25,886,420

7,171,065	Fannie Mae Pool	3.500	06/01/52	6,477,857

12,412,763	Fannie Mae Pool	4.000	06/01/52	11,586,865

27,889,654	Fannie Mae Pool	4.500	06/01/52	26,722,995

10,406,470	Fannie Mae Pool	3.000	07/01/52	9,023,896

4,986,683	Fannie Mae Pool	3.500	07/01/52	4,500,732

8,456,981	Fannie Mae Pool	4.000	07/01/52	7,894,273

8,260,144	Fannie Mae Pool	4.500	07/01/52	7,914,605

19,851,153	Fannie Mae Pool	5.000	07/01/52	19,528,452

11,736,276	Fannie Mae Pool	2.500	08/01/52	9,779,538

16,236,490	Fannie Mae Pool	3.000	08/01/52	14,085,452

30,359,722	Fannie Mae Pool	3.500	08/01/52	27,401,175

36,256,243	Fannie Mae Pool	4.000	08/01/52	33,843,838

20,732,300	Fannie Mae Pool	4.500	08/01/52	19,865,021

3,932,621	Fannie Mae Pool	5.000	08/01/52	3,867,677

23,603,899	Fannie Mae Pool	3.500	09/01/52	21,303,705

4,525,526	Fannie Mae Pool	4.000	09/01/52	4,223,268

26,101,369	Fannie Mae Pool	4.500	09/01/52	25,010,405

22,497,020	Fannie Mae Pool	5.000	09/01/52	22,125,502

4,181,707	Fannie Mae Pool	3.000	10/01/52	3,626,137

7,757,790	Fannie Mae Pool	4.000	10/01/52	7,239,161

52,529,824	Fannie Mae Pool	4.500	10/01/52	50,336,105

23,010,440	Fannie Mae Pool	5.000	10/01/52	22,618,579

12,887,116	Fannie Mae Pool	5.500	10/01/52	12,902,410

15,559,198	Fannie Mae Pool	3.000	11/01/52	13,492,047

13,941,413	Fannie Mae Pool	3.500	11/01/52	12,590,122

11,692,545	Fannie Mae Pool	4.000	11/01/52	10,910,867

12,668,561	Fannie Mae Pool	4.500	11/01/52	12,140,415

27,813,983	Fannie Mae Pool	5.000	11/01/52	27,391,957

8,098,006	Fannie Mae Pool	5.500	11/01/52	8,135,132

7,527,605	Fannie Mae Pool	6.000	11/01/52	7,671,216

2,810,381	Fannie Mae Pool	4.000	12/01/52	2,622,500

13,078,581	Fannie Mae Pool	5.500	12/01/52	13,095,113

See Notes to Financial Statements	129

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$13,420,316	Fannie Mae Pool	5.500%	01/01/53	$13,442,465

17,607,832	Fannie Mae Pool	6.000	01/01/53	17,891,470

4,372,500	Fannie Mae Pool	6.500	01/01/53	4,523,118

13,860,704	Fannie Mae Pool	5.000	02/01/53	13,617,377

16,758,633	Fannie Mae Pool	5.500	02/01/53	16,773,360

7,826,184	Fannie Mae Pool	6.000	02/01/53	7,972,295

557,058	Fannie Mae Pool	7.000	02/01/53	582,792

1,960,782	Fannie Mae Pool	3.500	03/01/53	1,769,704

1,949,298	Fannie Mae Pool	4.000	03/01/53	1,818,982

2,746,042	Fannie Mae Pool	4.500	03/01/53	2,627,661

2,719,132	Fannie Mae Pool	5.000	03/01/53	2,668,704

5,921,053	Fannie Mae Pool	6.000	03/01/53	6,015,828

2,567,060	Fannie Mae Pool	6.500	03/01/53	2,661,094

2,063,906	Fannie Mae Pool	3.500	04/01/53	1,862,778

4,661,073	Fannie Mae Pool	5.000	04/01/53	4,579,005

6,574,341	Fannie Mae Pool	5.500	04/01/53	6,576,733

3,027,184	Fannie Mae Pool	6.000	04/01/53	3,078,098

1,373,948	Fannie Mae Pool	6.500	04/01/53	1,422,770

17,496,496	Fannie Mae Pool	4.000	05/01/53	16,326,809

9,999,562	Fannie Mae Pool	5.000	05/01/53	9,821,434

23,581,254	Fannie Mae Pool	5.500	05/01/53	23,586,798

9,441,818	Fannie Mae Pool	4.500	06/01/53	9,039,271

12,328,765	Fannie Mae Pool	5.000	06/01/53	12,109,145

7,029,380	Fannie Mae Pool	5.500	06/01/53	7,031,033

18,329,719	Fannie Mae Pool	5.000	07/01/53	18,003,199

33,942,628	Fannie Mae Pool	5.500	07/01/53	33,941,870

25,570,738	Fannie Mae Pool	6.000	07/01/53	26,003,623

6,463,808	Fannie Mae Pool	6.500	07/01/53	6,695,804

26,249,624	Fannie Mae Pool	5.000	08/01/53	25,782,015

37,936,626	Fannie Mae Pool	5.500	08/01/53	37,939,780

2,639,078	Fannie Mae Pool	6.000	08/01/53	2,685,580

4,310,793	Fannie Mae Pool	6.500	08/01/53	4,461,880

14,880,200	Fannie Mae Pool	5.500	09/01/53	14,880,671

18,316,906	Fannie Mae Pool	5.500	10/01/53	18,306,349

18,354,847	Fannie Mae Pool	6.000	10/01/53	18,673,575

7,215,347	Fannie Mae Pool	6.500	10/01/53	7,444,486

4,871,925	Fannie Mae Pool	5.000	11/01/53	4,785,138

6,958,404	Fannie Mae Pool	7.000	11/01/53	7,268,093

52,308,762	Fannie Mae Pool	6.000	12/01/53	53,210,400

30,867,069	Fannie Mae Pool	6.500	12/01/53	31,856,950

10,097,428	Fannie Mae Pool	7.000	12/01/53	10,546,836

14,522,091	Fannie Mae Pool	6.500	01/01/54	14,988,318

5,850,271	Fannie Mae Pool	7.000	01/01/54	6,110,653

6,574,830	Fannie Mae Pool	5.500	02/01/54	6,567,907

12,208,490	Fannie Mae Pool	6.000	02/01/54	12,412,681

22,367,000	Fannie Mae Pool	6.500	02/01/54	23,067,957

9,359,324	Fannie Mae Pool	5.500	03/01/54	9,349,469

10,811,677	Fannie Mae Pool	6.000	03/01/54	10,985,850

3,685,974	Fannie Mae Pool	6.500	03/01/54	3,808,449

5,637,869	Fannie Mae Pool	7.000	03/01/54	5,888,796

5,127,670	Fannie Mae Pool	4.500	04/01/54	4,905,682

3,832,817	Fannie Mae Pool	6.500	04/01/54	3,959,979

4,980,636	Fannie Mae Pool	5.000	06/01/54	4,889,680

19,629,530	Fannie Mae Pool	5.500	06/01/54	19,608,860

33,014,604	Fannie Mae Pool	6.000	06/01/54	33,538,215

8,105,624	Fannie Mae Pool	6.500	06/01/54	8,375,374

7,821,499	Fannie Mae Pool	5.000	07/01/54	7,677,452

14,918,240	Fannie Mae Pool	5.500	07/01/54	14,902,532

24,178,906	Fannie Mae Pool	6.000	07/01/54	24,562,382

9,308,563	Fannie Mae Pool	6.500	07/01/54	9,597,471

5,369,107	Fannie Mae Pool	7.000	07/01/54	5,616,492

19,845,255	Fannie Mae Pool	5.500	08/01/54	19,824,359

130	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$35,125,004	Fannie Mae Pool	6.000%	08/01/54	$35,682,085

28,232,844	Fannie Mae Pool	6.500	08/01/54	29,109,114

33,477,474	Fannie Mae Pool	5.500	09/01/54	33,442,225

44,668,283	Fannie Mae Pool	6.000	09/01/54	45,376,721

6,819,242	Fannie Mae Pool	5.000	10/01/54	6,686,017

11,302,625	Fannie Mae Pool	6.000	10/01/54	11,481,884

18,800,670	Fannie Mae Pool	4.500	11/01/54	17,986,744

35,282,334	Fannie Mae Pool	5.000	11/01/54	34,593,036

41,086,985	Fannie Mae Pool	5.500	12/01/54	41,043,725

25,397,623	Fannie Mae Pool	5.000	01/01/55	24,918,079

6,714,231	Fannie Mae Pool	6.500	03/01/55	6,922,629

1,375,827	Fannie Mae Pool	3.500	07/01/55	1,262,009

2,088,458	Federal National Mortgage Association	3.000	05/01/37	1,975,932

5,570,951	Federal National Mortgage Association	3.500	05/01/48	5,086,173

5	Freddie Mac Gold Pool	4.500	06/01/25	5

68	Freddie Mac Gold Pool	4.500	07/01/25	68

5,480	Freddie Mac Gold Pool	3.500	10/01/25	5,455

9,071	Freddie Mac Gold Pool	3.500	11/01/25	9,029

5,386	Freddie Mac Gold Pool	3.500	11/01/25	5,361

3,083	Freddie Mac Gold Pool	3.500	12/01/25	3,066

1,642	Freddie Mac Gold Pool	3.000	01/01/26	1,629

26,839	Freddie Mac Gold Pool	3.500	01/01/26	26,694

2,335	Freddie Mac Gold Pool	4.000	04/01/26	2,324

5,419	Freddie Mac Gold Pool	4.000	05/01/26	5,397

979	Freddie Mac Gold Pool	5.500	07/01/26	979

12,263	Freddie Mac Gold Pool	4.000	08/01/26	12,174

253	Freddie Mac Gold Pool	6.000	08/01/26	257

7,186	Freddie Mac Gold Pool	3.000	09/01/26	7,113

28,033	Freddie Mac Gold Pool	3.000	10/01/26	27,712

42,866	Freddie Mac Gold Pool	3.500	10/01/26	42,472

248	Freddie Mac Gold Pool	5.000	10/01/26	248

299	Freddie Mac Gold Pool	5.500	10/01/26	299

156,276	Freddie Mac Gold Pool	3.000	02/01/27	154,290

136,793	Freddie Mac Gold Pool	2.500	05/01/27	134,349

173,082	Freddie Mac Gold Pool	2.500	11/01/27	169,484

7,034	Freddie Mac Gold Pool	6.000	12/01/27	7,153

139,169	Freddie Mac Gold Pool	2.500	01/01/28	136,197

379,355	Freddie Mac Gold Pool	2.500	03/01/28	370,838

11,787	Freddie Mac Gold Pool	5.000	03/01/28	11,859

222,406	Freddie Mac Gold Pool	2.500	05/01/28	217,170

1,044	Freddie Mac Gold Pool	5.500	05/01/28	1,056

650,159	Freddie Mac Gold Pool	2.500	07/01/28	634,856

536,612	Freddie Mac Gold Pool	2.500	07/01/28	523,698

153,170	Freddie Mac Gold Pool	3.000	10/01/28	150,140

6,877	Freddie Mac Gold Pool	5.500	01/01/29	6,918

999	Freddie Mac Gold Pool	4.000	02/01/29	987

357,549	Freddie Mac Gold Pool	3.500	03/01/29	352,415

96	Freddie Mac Gold Pool	6.500	03/01/29	99

646,029	Freddie Mac Gold Pool	3.000	07/01/29	631,943

2,924	Freddie Mac Gold Pool	5.000	12/01/29	2,958

2,131,074	Freddie Mac Gold Pool	2.500	05/01/30	2,054,293

4,800	Freddie Mac Gold Pool	4.000	08/01/30	4,766

42,660	Freddie Mac Gold Pool	4.500	01/01/31	42,499

85	Freddie Mac Gold Pool	8.000	01/01/31	85

38,822	Freddie Mac Gold Pool	4.000	03/01/31	38,533

5,483	Freddie Mac Gold Pool	4.000	05/01/31	5,438

37,176	Freddie Mac Gold Pool	4.500	05/01/31	37,277

21,643	Freddie Mac Gold Pool	4.000	06/01/31	21,468

41,928	Freddie Mac Gold Pool	4.000	08/01/31	41,613

49,520	Freddie Mac Gold Pool	4.000	09/01/31	49,051

853	Freddie Mac Gold Pool	6.500	09/01/31	886

2,397	Freddie Mac Gold Pool	8.000	09/01/31	2,454

See Notes to Financial Statements	131

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$25,770	Freddie Mac Gold Pool	3.500%	11/01/31	$25,161

3,960,721	Freddie Mac Gold Pool	2.500	12/01/31	3,792,547

24,268	Freddie Mac Gold Pool	7.000	12/01/31	25,364

3,967	Freddie Mac Gold Pool	6.500	01/01/32	4,137

9,773	Freddie Mac Gold Pool	6.000	02/01/32	10,107

448,569	Freddie Mac Gold Pool	3.000	03/01/32	431,836

3,580	Freddie Mac Gold Pool	7.000	04/01/32	3,742

5,062	Freddie Mac Gold Pool	6.500	05/01/32	5,224

305,644	Freddie Mac Gold Pool	3.500	09/01/32	298,229

1,922	Freddie Mac Gold Pool	5.500	11/01/32	1,983

3,645,727	Freddie Mac Gold Pool	3.000	01/01/33	3,518,069

3,219	Freddie Mac Gold Pool	6.000	02/01/33	3,333

11,697	Freddie Mac Gold Pool	5.000	03/01/33	11,783

3,783	Freddie Mac Gold Pool	6.000	03/01/33	3,847

4,045	Freddie Mac Gold Pool	6.000	03/01/33	4,116

11,161	Freddie Mac Gold Pool	5.000	04/01/33	11,109

1,472	Freddie Mac Gold Pool	6.000	04/01/33	1,524

68,011	Freddie Mac Gold Pool	5.000	06/01/33	68,744

30,489	Freddie Mac Gold Pool	5.500	06/01/33	31,117

14,357,049	Freddie Mac Gold Pool	2.500	07/01/33	13,725,910

656,236	Freddie Mac Gold Pool	3.500	07/01/33	637,296

12,717	Freddie Mac Gold Pool	4.500	07/01/33	12,647

1,028,153	Freddie Mac Gold Pool	4.000	08/01/33	1,020,315

1,278	Freddie Mac Gold Pool	5.000	08/01/33	1,288

4,764	Freddie Mac Gold Pool	6.500	08/01/33	4,994

40,133	Freddie Mac Gold Pool	5.000	09/01/33	40,442

9,188	Freddie Mac Gold Pool	5.500	09/01/33	9,382

32,427	Freddie Mac Gold Pool	5.500	09/01/33	32,595

7,675	Freddie Mac Gold Pool	5.500	09/01/33	7,786

17,428	Freddie Mac Gold Pool	5.500	09/01/33	17,512

10,497	Freddie Mac Gold Pool	4.000	10/01/33	10,259

2,171	Freddie Mac Gold Pool	5.000	10/01/33	2,186

25,320	Freddie Mac Gold Pool	5.500	10/01/33	25,855

2,116,487	Freddie Mac Gold Pool	3.500	11/01/33	2,053,003

20,979	Freddie Mac Gold Pool	5.500	12/01/33	21,349

6,876	Freddie Mac Gold Pool	5.500	12/01/33	7,006

85,113	Freddie Mac Gold Pool	7.000	12/01/33	88,955

61,402	Freddie Mac Gold Pool	5.000	01/01/34	61,874

371,599	Freddie Mac Gold Pool	3.000	02/01/34	358,502

1,520	Freddie Mac Gold Pool	5.500	02/01/34	1,549

8,143	Freddie Mac Gold Pool	5.000	03/01/34	8,207

9,583	Freddie Mac Gold Pool	5.500	03/01/34	9,764

39,042	Freddie Mac Gold Pool	5.000	05/01/34	39,346

10,388	Freddie Mac Gold Pool	4.500	06/01/34	10,210

19,414	Freddie Mac Gold Pool	5.000	06/01/34	19,564

8,650	Freddie Mac Gold Pool	5.500	06/01/34	8,843

3,414	Freddie Mac Gold Pool	6.000	06/01/34	3,532

14,049	Freddie Mac Gold Pool	6.000	09/01/34	14,604

1,102,948	Freddie Mac Gold Pool	3.500	10/01/34	1,068,121

2,342	Freddie Mac Gold Pool	5.000	11/01/34	2,360

64,202	Freddie Mac Gold Pool	5.500	11/01/34	65,634

53,336	Freddie Mac Gold Pool	5.000	12/01/34	53,771

16,381	Freddie Mac Gold Pool	5.500	12/01/34	16,703

2,931	Freddie Mac Gold Pool	5.500	12/01/34	2,997

1,211	Freddie Mac Gold Pool	5.500	01/01/35	1,239

599	Freddie Mac Gold Pool	5.500	01/01/35	612

16,768	Freddie Mac Gold Pool	5.500	01/01/35	17,176

30,778	Freddie Mac Gold Pool	4.500	04/01/35	30,261

3,552	Freddie Mac Gold Pool	6.000	05/01/35	3,708

14,694	Freddie Mac Gold Pool	6.000	05/01/35	15,036

18,041	Freddie Mac Gold Pool	7.000	05/01/35	18,855

6,087	Freddie Mac Gold Pool	5.500	06/01/35	6,217

132	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$4,201	Freddie Mac Gold Pool	5.500%	06/01/35	$4,292

3,289	Freddie Mac Gold Pool	5.000	07/01/35	3,314

114,684	Freddie Mac Gold Pool	5.000	07/01/35	115,555

130,523	Freddie Mac Gold Pool	5.000	08/01/35	131,562

11,072	Freddie Mac Gold Pool	5.500	08/01/35	11,342

2,068	Freddie Mac Gold Pool	4.500	09/01/35	2,034

12,705	Freddie Mac Gold Pool	5.000	10/01/35	12,816

26,041	Freddie Mac Gold Pool	5.000	10/01/35	26,259

5,549	Freddie Mac Gold Pool	5.000	10/01/35	5,570

77,109	Freddie Mac Gold Pool	5.500	10/01/35	78,764

24,125	Freddie Mac Gold Pool	5.000	12/01/35	24,362

2,528	Freddie Mac Gold Pool	5.000	12/01/35	2,551

11,708	Freddie Mac Gold Pool	6.000	01/01/36	12,191

4,960	Freddie Mac Gold Pool	5.000	02/01/36	5,002

1,847	Freddie Mac Gold Pool	5.000	02/01/36	1,861

2,001	Freddie Mac Gold Pool	6.000	02/01/36	2,089

19,364	Freddie Mac Gold Pool	5.500	04/01/36	19,844

4,427	Freddie Mac Gold Pool	5.500	05/01/36	4,532

90,007	Freddie Mac Gold Pool	6.000	06/01/36	93,959

25,517	Freddie Mac Gold Pool	5.000	07/01/36	25,757

18,887	Freddie Mac Gold Pool	6.000	07/01/36	19,611

3,402	Freddie Mac Gold Pool	6.000	08/01/36	3,552

5,210	Freddie Mac Gold Pool	6.000	09/01/36	5,367

37,841	Freddie Mac Gold Pool	5.500	10/01/36	38,779

81,117	Freddie Mac Gold Pool	5.500	10/01/36	83,127

7,453	Freddie Mac Gold Pool	6.500	10/01/36	7,779

4,026	Freddie Mac Gold Pool	5.500	11/01/36	4,121

9,564	Freddie Mac Gold Pool	6.000	11/01/36	9,984

42,120	Freddie Mac Gold Pool	6.000	12/01/36	43,970

74,494	Freddie Mac Gold Pool	5.500	03/01/37	76,128

31,479	Freddie Mac Gold Pool	6.000	03/01/37	32,861

4,351	Freddie Mac Gold Pool	6.500	03/01/37	4,563

26,509	Freddie Mac Gold Pool	5.500	04/01/37	27,057

3,189	Freddie Mac Gold Pool	5.000	05/01/37	3,203

3,062	Freddie Mac Gold Pool	5.000	06/01/37	3,091

11,042	Freddie Mac Gold Pool	5.500	06/01/37	11,279

2,956,149	Freddie Mac Gold Pool	3.000	07/01/37	2,758,547

53,576	Freddie Mac Gold Pool	6.000	07/01/37	55,935

29,413	Freddie Mac Gold Pool	6.000	08/01/37	30,711

10,275	Freddie Mac Gold Pool	6.000	09/01/37	10,729

67,396	Freddie Mac Gold Pool	5.500	10/01/37	68,815

2,456	Freddie Mac Gold Pool	6.000	11/01/37	2,564

19,643	Freddie Mac Gold Pool	6.500	11/01/37	20,669

8,669	Freddie Mac Gold Pool	6.000	01/01/38	9,050

4,193	Freddie Mac Gold Pool	6.000	02/01/38	4,373

32,011	Freddie Mac Gold Pool	6.000	02/01/38	33,418

45,606	Freddie Mac Gold Pool	5.000	03/01/38	46,063

140,075	Freddie Mac Gold Pool	5.000	03/01/38	141,478

5,831	Freddie Mac Gold Pool	5.000	04/01/38	5,913

57,913	Freddie Mac Gold Pool	5.000	04/01/38	58,494

66,162	Freddie Mac Gold Pool	5.500	04/01/38	67,532

14,908	Freddie Mac Gold Pool	5.500	05/01/38	15,174

1,729	Freddie Mac Gold Pool	5.500	06/01/38	1,761

3,444	Freddie Mac Gold Pool	6.000	07/01/38	3,536

8,126	Freddie Mac Gold Pool	5.500	08/01/38	8,327

55,622	Freddie Mac Gold Pool	5.500	08/01/38	56,773

7,137	Freddie Mac Gold Pool	5.000	09/01/38	7,209

95,884	Freddie Mac Gold Pool	5.500	09/01/38	97,594

46,562	Freddie Mac Gold Pool	5.500	09/01/38	47,375

2,130	Freddie Mac Gold Pool	5.500	10/01/38	2,167

37,447	Freddie Mac Gold Pool	6.000	11/01/38	39,025

263,248	Freddie Mac Gold Pool	5.500	01/01/39	268,107

See Notes to Financial Statements	133

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$172,224	Freddie Mac Gold Pool	4.500%	02/01/39	$170,334

96,503	Freddie Mac Gold Pool	5.000	02/01/39	97,471

7,462	Freddie Mac Gold Pool	5.500	02/01/39	7,592

352	Freddie Mac Gold Pool	4.500	03/01/39	348

39,155	Freddie Mac Gold Pool	5.000	03/01/39	39,548

5,391	Freddie Mac Gold Pool	6.000	03/01/39	5,621

6,617	Freddie Mac Gold Pool	4.500	04/01/39	6,545

282,589	Freddie Mac Gold Pool	4.500	04/01/39	279,488

60,100	Freddie Mac Gold Pool	4.000	05/01/39	58,031

1,578	Freddie Mac Gold Pool	4.500	05/01/39	1,561

946,973	Freddie Mac Gold Pool	4.500	05/01/39	936,585

40,052	Freddie Mac Gold Pool	4.500	05/01/39	39,612

46,560	Freddie Mac Gold Pool	4.500	05/01/39	45,743

35,077	Freddie Mac Gold Pool	5.000	05/01/39	35,428

76,898	Freddie Mac Gold Pool	4.000	06/01/39	74,251

415,129	Freddie Mac Gold Pool	4.500	06/01/39	410,575

13,203	Freddie Mac Gold Pool	4.500	06/01/39	13,058

5,880	Freddie Mac Gold Pool	5.000	06/01/39	5,939

2,417	Freddie Mac Gold Pool	5.500	06/01/39	2,459

123,736	Freddie Mac Gold Pool	4.000	07/01/39	119,476

51,083	Freddie Mac Gold Pool	4.500	07/01/39	50,522

3,944	Freddie Mac Gold Pool	4.500	07/01/39	3,900

10,706	Freddie Mac Gold Pool	4.500	07/01/39	10,523

34,884	Freddie Mac Gold Pool	5.000	07/01/39	35,234

61,670	Freddie Mac Gold Pool	5.500	07/01/39	62,896

4,392	Freddie Mac Gold Pool	4.500	08/01/39	4,344

10,244	Freddie Mac Gold Pool	5.000	08/01/39	10,346

108,114	Freddie Mac Gold Pool	4.000	09/01/39	104,393

268,722	Freddie Mac Gold Pool	5.000	09/01/39	271,418

102,915	Freddie Mac Gold Pool	5.000	09/01/39	103,948

1,202	Freddie Mac Gold Pool	5.500	09/01/39	1,223

104,730	Freddie Mac Gold Pool	6.500	09/01/39	108,334

31,485	Freddie Mac Gold Pool	4.500	10/01/39	31,124

17,543	Freddie Mac Gold Pool	4.500	10/01/39	17,351

33,505	Freddie Mac Gold Pool	4.500	10/01/39	33,137

18,061	Freddie Mac Gold Pool	5.000	10/01/39	18,242

6,984	Freddie Mac Gold Pool	4.000	11/01/39	6,743

22,458	Freddie Mac Gold Pool	4.500	11/01/39	22,211

9,182	Freddie Mac Gold Pool	5.000	11/01/39	9,275

41,946	Freddie Mac Gold Pool	4.500	12/01/39	41,465

16,198	Freddie Mac Gold Pool	4.500	12/01/39	16,020

28,608	Freddie Mac Gold Pool	4.500	12/01/39	28,198

58,141	Freddie Mac Gold Pool	4.500	12/01/39	57,302

38,992	Freddie Mac Gold Pool	5.500	12/01/39	39,688

52,438	Freddie Mac Gold Pool	4.500	01/01/40	51,863

4,829	Freddie Mac Gold Pool	5.000	01/01/40	4,878

6,338	Freddie Mac Gold Pool	5.500	01/01/40	6,448

17,837	Freddie Mac Gold Pool	5.500	03/01/40	18,156

168,171	Freddie Mac Gold Pool	4.000	04/01/40	162,381

10,538	Freddie Mac Gold Pool	4.500	04/01/40	10,417

31,083	Freddie Mac Gold Pool	4.500	04/01/40	30,720

24,620	Freddie Mac Gold Pool	5.000	04/01/40	24,867

55,546	Freddie Mac Gold Pool	5.000	04/01/40	56,104

195,731	Freddie Mac Gold Pool	6.000	04/01/40	203,806

595,818	Freddie Mac Gold Pool	4.500	05/01/40	589,034

204,615	Freddie Mac Gold Pool	5.000	05/01/40	206,669

1,865	Freddie Mac Gold Pool	4.500	06/01/40	1,843

195,689	Freddie Mac Gold Pool	5.500	06/01/40	199,101

296,008	Freddie Mac Gold Pool	4.500	07/01/40	292,577

5,254	Freddie Mac Gold Pool	4.500	08/01/40	5,191

51,994	Freddie Mac Gold Pool	5.000	08/01/40	52,517

129,369	Freddie Mac Gold Pool	5.000	08/01/40	130,668

134	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$13,264	Freddie Mac Gold Pool	5.000%	08/01/40	$13,397

861,030	Freddie Mac Gold Pool	5.500	08/01/40	876,393

71,514	Freddie Mac Gold Pool	4.000	09/01/40	68,933

963,482	Freddie Mac Gold Pool	4.000	11/01/40	928,711

630,666	Freddie Mac Gold Pool	4.000	12/01/40	607,382

88,747	Freddie Mac Gold Pool	3.500	01/01/41	82,832

140,787	Freddie Mac Gold Pool	3.500	01/01/41	131,405

84,767	Freddie Mac Gold Pool	4.000	01/01/41	81,638

88,454	Freddie Mac Gold Pool	3.500	02/01/41	82,557

309,643	Freddie Mac Gold Pool	4.000	02/01/41	298,210

97,656	Freddie Mac Gold Pool	4.000	02/01/41	94,071

564,139	Freddie Mac Gold Pool	4.000	04/01/41	543,546

105,296	Freddie Mac Gold Pool	4.500	04/01/41	103,956

21,669	Freddie Mac Gold Pool	5.000	04/01/41	21,887

92,112	Freddie Mac Gold Pool	4.500	05/01/41	90,920

118,488	Freddie Mac Gold Pool	4.500	06/01/41	116,968

246,992	Freddie Mac Gold Pool	3.500	10/01/41	230,530

254,961	Freddie Mac Gold Pool	5.000	10/01/41	257,522

347,792	Freddie Mac Gold Pool	3.500	11/01/41	324,602

145,947	Freddie Mac Gold Pool	4.500	12/01/41	144,045

1,228,380	Freddie Mac Gold Pool	3.500	01/01/42	1,146,480

362,311	Freddie Mac Gold Pool	3.500	02/01/42	338,154

391,702	Freddie Mac Gold Pool	3.500	04/01/42	365,587

935,535	Freddie Mac Gold Pool	4.000	05/01/42	900,987

3,332,259	Freddie Mac Gold Pool	4.500	05/01/42	3,290,191

687,408	Freddie Mac Gold Pool	3.500	07/01/42	641,574

155,303	Freddie Mac Gold Pool	3.000	08/01/42	140,438

1,138,212	Freddie Mac Gold Pool	3.000	10/01/42	1,025,021

799,612	Freddie Mac Gold Pool	3.000	10/01/42	721,587

330,282	Freddie Mac Gold Pool	3.500	12/01/42	308,252

1,240,851	Freddie Mac Gold Pool	2.500	01/01/43	1,077,241

2,342,881	Freddie Mac Gold Pool	3.000	01/01/43	2,109,893

3,443,581	Freddie Mac Gold Pool	3.000	04/01/43	3,101,103

9,106,929	Freddie Mac Gold Pool	3.000	04/01/43	8,201,216

988,434	Freddie Mac Gold Pool	3.500	05/01/43	922,496

1,423,891	Freddie Mac Gold Pool	3.000	08/01/43	1,282,267

1,024,755	Freddie Mac Gold Pool	3.000	08/01/43	922,827

1,011,240	Freddie Mac Gold Pool	3.500	08/01/43	943,783

398,484	Freddie Mac Gold Pool	4.500	10/01/43	390,657

489,838	Freddie Mac Gold Pool	4.000	11/01/43	469,715

885,521	Freddie Mac Gold Pool	3.500	02/01/44	825,711

741,578	Freddie Mac Gold Pool	4.000	02/01/44	709,278

5,804,800	Freddie Mac Gold Pool	4.000	02/01/44	5,556,763

322,911	Freddie Mac Gold Pool	4.000	04/01/44	308,580

411,559	Freddie Mac Gold Pool	4.500	05/01/44	403,475

746,889	Freddie Mac Gold Pool	4.000	06/01/44	710,307

1,149,748	Freddie Mac Gold Pool	4.000	08/01/44	1,092,492

860,516	Freddie Mac Gold Pool	3.500	09/01/44	799,547

1,220,541	Freddie Mac Gold Pool	3.500	11/01/44	1,132,674

1,741,539	Freddie Mac Gold Pool	3.500	12/01/44	1,613,462

966,218	Freddie Mac Gold Pool	3.500	01/01/45	896,060

2,058,075	Freddie Mac Gold Pool	3.000	02/01/45	1,847,758

2,473,842	Freddie Mac Gold Pool	3.500	03/01/45	2,292,689

1,393,599	Freddie Mac Gold Pool	4.000	03/01/45	1,322,820

1,001,639	Freddie Mac Gold Pool	3.000	04/01/45	893,899

2,060,804	Freddie Mac Gold Pool	3.500	04/01/45	1,907,969

5,189,192	Freddie Mac Gold Pool	3.500	07/01/45	4,809,202

3,816,600	Freddie Mac Gold Pool	4.500	07/01/45	3,735,280

11,244,571	Freddie Mac Gold Pool	3.000	08/01/45	10,127,822

8,580,628	Freddie Mac Gold Pool	3.500	10/01/45	7,949,617

1,610,919	Freddie Mac Gold Pool	4.000	11/01/45	1,527,428

3,028,192	Freddie Mac Gold Pool	3.500	12/01/45	2,794,841

See Notes to Financial Statements	135

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$7,209,901		Freddie Mac Gold Pool	3.000%	03/01/46	$6,407,205

2,245,852		Freddie Mac Gold Pool	3.500	03/01/46	2,070,929

1,160,563		Freddie Mac Gold Pool	4.000	03/01/46	1,100,407

5,301,638		Freddie Mac Gold Pool	3.000	04/01/46	4,710,014

5,151,349		Freddie Mac Gold Pool	3.500	05/01/46	4,739,472

3,969,629		Freddie Mac Gold Pool	3.500	08/01/46	3,690,014

7,900,626		Freddie Mac Gold Pool	3.000	09/01/46	7,013,816

3,144,184		Freddie Mac Gold Pool	4.000	09/01/46	2,979,257

2,890,140		Freddie Mac Gold Pool	3.000	11/01/46	2,562,367

10,419,039		Freddie Mac Gold Pool	3.000	11/01/46	9,202,013

3,567,986		Freddie Mac Gold Pool	3.000	11/01/46	3,163,349

2,079,235		Freddie Mac Gold Pool	3.000	12/01/46	1,838,704

2,591,188		Freddie Mac Gold Pool	3.500	12/01/46	2,377,915

4,818,877		Freddie Mac Gold Pool	3.000	02/01/47	4,266,750

1,547,156		Freddie Mac Gold Pool	3.500	02/01/47	1,418,616

1,274,575		Freddie Mac Gold Pool	4.000	02/01/47	1,206,397

2,188,553		Freddie Mac Gold Pool	3.500	05/01/47	2,003,323

1,766,619		Freddie Mac Gold Pool	3.000	08/01/47	1,561,443

2,282,716		Freddie Mac Gold Pool	3.000	11/01/47	2,014,410

3,486,070		Freddie Mac Gold Pool	3.000	12/01/47	3,075,588

10,719,364		Freddie Mac Gold Pool	3.000	01/01/48	9,510,109

3,753,254		Freddie Mac Gold Pool	3.000	02/01/48	3,309,535

2,678,256		Freddie Mac Gold Pool	3.500	03/01/48	2,452,809

2,297,558		Freddie Mac Gold Pool	3.500	05/01/48	2,099,994

1,796,590		Freddie Mac Gold Pool	4.000	05/01/48	1,699,435

2,478,484		Freddie Mac Gold Pool	3.500	07/01/48	2,265,554

2,607,115		Freddie Mac Gold Pool	4.000	07/01/48	2,459,670

4,807,052		Freddie Mac Gold Pool	4.000	08/01/48	4,534,184

899,352		Freddie Mac Gold Pool	4.500	09/01/48	876,856

3,804,976		Freddie Mac Gold Pool	4.000	10/01/48	3,588,984

2,224,367		Freddie Mac Gold Pool	4.500	12/01/48	2,167,350

1,161,611		Freddie Mac Gold Pool	4.500	02/01/49	1,131,603

3,155,987		Freddie Mac Gold Pool	3.500	05/01/49	2,871,750

4,207	(c)	Freddie Mac Non Gold Pool, (DGS1 + 2.250%)	6.958	04/01/35	4,315

1,041	(c)	Freddie Mac Non Gold Pool, (DGS1 + 2.125%)	6.625	10/01/35	1,066

9,959	(c)	Freddie Mac Non Gold Pool, (DGS1 + 2.255%)	6.510	02/01/36	10,231

57	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.345%)	7.068	07/01/36	58

3,659	(c)	Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.595%)	6.220	09/01/36	3,664

11,097	(c)	Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.758%)	6.480	09/01/36	11,325

7,599	(c)	Freddie Mac Non Gold Pool, (DGS1 + 2.245%)	6.991	09/01/36	7,795

6,665	(c)	Freddie Mac Non Gold Pool, (DGS1 + 2.250%)	6.653	01/01/37	6,887

472	(c)	Freddie Mac Non Gold Pool, (DGS1 + 2.250%)	6.603	02/01/37	488

1,166	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.765%)	6.678	02/01/37	1,190

43,733	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.827%)	6.629	03/01/37	44,924

34,744	(c)	Freddie Mac Non Gold Pool, (DGS1 + 2.250%)	6.517	04/01/37	35,885

14,881	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.603%)	6.961	04/01/37	15,100

3,592	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.099%)	7.368	05/01/37	3,641

12,041	(c)	Freddie Mac Non Gold Pool, (DGS1 + 2.248%)	6.745	06/01/37	12,379

1,102	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.750%)	7.625	06/01/37	1,119

24,149	(c)	Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.270%)	6.092	08/01/37	24,192

3,709	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 0.905%)	6.655	09/01/37	3,710

1,281	(c)	Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.520%)	6.761	09/01/37	1,288

170	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.795%)	7.545	09/01/37	174

17,683	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.055%)	7.430	04/01/38	18,326

4,679	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.004%)	7.232	06/01/38	4,757

1,693	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.625%)	7.375	07/01/38	1,726

2,866	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.861%)	7.736	06/01/40	2,934

4,625	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.887%)	6.844	01/01/41	4,724

2,248	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.880%)	7.255	05/01/41	2,309

50,791	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.861%)	7.082	08/01/41	52,187

33,220	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.750%)	7.323	09/01/41	34,491

6,106	(c)	Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.860%)	7.360	10/01/41	6,289

136	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$7,583,790	Freddie Mac Pool	1.500%	04/01/37	$6,654,915

11,121,890	Freddie Mac Pool	2.000	05/01/37	10,058,599

4,835,713	Freddie Mac Pool	4.000	07/01/49	4,563,695

2,863,001	Freddie Mac Pool	4.000	07/01/49	2,700,170

10,751,171	Freddie Mac Pool	3.000	11/01/49	9,517,519

10,096,863	Freddie Mac Pool	3.000	11/01/49	8,913,653

21,134,071	Freddie Mac Pool	3.000	02/01/50	18,659,438

14,517,680	Freddie Mac Pool	3.500	04/01/50	13,239,863

6,075,148	Freddie Mac Pool	2.000	07/01/50	4,877,517

11,374,319	Freddie Mac Pool	2.500	07/01/50	9,567,567

7,197,999	Freddie Mac Pool	3.500	07/01/50	6,563,751

9,130,973	Freddie Mac Pool	3.500	08/01/50	8,304,516

2,441,494	Freddie Mac Pool	4.000	11/01/50	2,299,562

6,570,025	Freddie Mac Pool	2.000	02/01/51	5,239,066

14,508,131	Freddie Mac Pool	2.500	04/01/51	12,163,727

6,312,020	Freddie Mac Pool	2.500	02/01/52	5,266,345

5,591,559	Freddie Mac Pool	3.000	05/01/52	4,850,845

4,893,977	Freddie Mac Pool	4.000	06/01/52	4,617,666

5,760,038	Freddie Mac Pool	4.000	08/01/52	5,375,060

10,334,556	Freddie Mac Pool	6.500	10/01/54	10,655,314

1,386	Ginnie Mae I Pool	4.000	08/15/25	1,382

1,360	Ginnie Mae I Pool	3.500	03/15/26	1,351

1,829	Ginnie Mae I Pool	4.000	04/15/26	1,824

23,160	Ginnie Mae I Pool	3.000	12/15/26	22,901

48	Ginnie Mae I Pool	6.500	09/15/28	48

490	Ginnie Mae I Pool	6.500	11/15/28	500

77	Ginnie Mae I Pool	7.500	11/15/28	78

2,919	Ginnie Mae I Pool	8.500	10/15/30	2,936

137	Ginnie Mae I Pool	8.500	12/15/30	145

56,257	Ginnie Mae I Pool	6.000	10/15/32	59,098

21,433	Ginnie Mae I Pool	5.500	05/15/33	21,907

1,734	Ginnie Mae I Pool	5.000	07/15/33	1,738

7,636	Ginnie Mae I Pool	5.500	07/15/33	7,674

10,349	Ginnie Mae I Pool	5.000	08/15/33	10,401

30,300	Ginnie Mae I Pool	5.500	09/15/33	31,261

35,104	Ginnie Mae I Pool	5.500	11/15/34	36,085

15,657	Ginnie Mae I Pool	6.500	01/15/35	16,133

51,836	Ginnie Mae I Pool	5.000	04/15/35	52,032

2,670	Ginnie Mae I Pool	5.000	11/15/35	2,706

1,683	Ginnie Mae I Pool	5.000	11/15/35	1,705

2,392	Ginnie Mae I Pool	5.500	03/15/36	2,439

1,568	Ginnie Mae I Pool	6.500	06/15/36	1,638

3,033	Ginnie Mae I Pool	5.000	09/15/36	3,073

1,807	Ginnie Mae I Pool	6.000	09/15/36	1,861

3,206	Ginnie Mae I Pool	5.000	12/15/36	3,249

50,150	Ginnie Mae I Pool	5.500	02/15/37	51,709

75,107	Ginnie Mae I Pool	6.000	04/15/37	78,879

5,097	Ginnie Mae I Pool	6.000	06/15/37	5,266

6,749	Ginnie Mae I Pool	6.000	12/15/37	7,009

31,137	Ginnie Mae I Pool	5.000	04/15/38	31,389

5,226	Ginnie Mae I Pool	5.500	06/15/38	5,395

13,356	Ginnie Mae I Pool	5.500	07/15/38	13,652

4,060	Ginnie Mae I Pool	5.500	08/15/38	4,189

37,459	Ginnie Mae I Pool	6.000	08/15/38	39,359

37,801	Ginnie Mae I Pool	6.000	08/15/38	39,166

28,410	Ginnie Mae I Pool	5.000	10/15/38	28,603

3,741	Ginnie Mae I Pool	5.500	10/15/38	3,844

614	Ginnie Mae I Pool	5.500	11/15/38	633

38,897	Ginnie Mae I Pool	6.000	12/15/38	40,738

649	Ginnie Mae I Pool	6.500	12/15/38	675

8,120	Ginnie Mae I Pool	5.000	01/15/39	8,173

6,984	Ginnie Mae I Pool	5.000	02/15/39	7,075

See Notes to Financial Statements	137

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$579	Ginnie Mae I Pool	6.000%	02/15/39	$586

6,004	Ginnie Mae I Pool	4.500	03/15/39	5,916

81,388	Ginnie Mae I Pool	4.500	03/15/39	79,232

3,925	Ginnie Mae I Pool	4.500	04/15/39	3,853

94,266	Ginnie Mae I Pool	5.500	04/15/39	97,336

6,335	Ginnie Mae I Pool	4.000	05/15/39	6,105

110,083	Ginnie Mae I Pool	4.500	05/15/39	108,324

61,329	Ginnie Mae I Pool	5.000	05/15/39	61,946

296,169	Ginnie Mae I Pool	4.500	06/15/39	292,198

3,532	Ginnie Mae I Pool	4.500	06/15/39	3,478

370,565	Ginnie Mae I Pool	5.000	06/15/39	369,912

490,199	Ginnie Mae I Pool	5.000	06/15/39	493,680

8,015	Ginnie Mae I Pool	5.000	06/15/39	8,131

3,088	Ginnie Mae I Pool	5.000	06/15/39	3,083

3,668	Ginnie Mae I Pool	5.000	06/15/39	3,721

332,893	Ginnie Mae I Pool	4.000	07/15/39	317,164

3,590	Ginnie Mae I Pool	4.500	07/15/39	3,494

10,191	Ginnie Mae I Pool	4.500	07/15/39	9,919

401,992	Ginnie Mae I Pool	4.500	07/15/39	395,569

6,031	Ginnie Mae I Pool	5.000	07/15/39	6,117

19,933	Ginnie Mae I Pool	4.000	08/15/39	19,166

40,500	Ginnie Mae I Pool	5.000	08/15/39	40,421

1,553	Ginnie Mae I Pool	5.500	08/15/39	1,595

16,326	Ginnie Mae I Pool	6.000	08/15/39	16,761

3,258	Ginnie Mae I Pool	4.500	10/15/39	3,168

1,699	Ginnie Mae I Pool	5.000	10/15/39	1,721

9,355	Ginnie Mae I Pool	4.500	11/15/39	9,202

240,406	Ginnie Mae I Pool	4.500	12/15/39	236,283

146,385	Ginnie Mae I Pool	5.500	02/15/40	151,183

19,803	Ginnie Mae I Pool	4.000	03/15/40	19,047

3,564	Ginnie Mae I Pool	5.000	03/15/40	3,566

1,242	Ginnie Mae I Pool	4.500	04/15/40	1,217

34,646	Ginnie Mae I Pool	5.000	04/15/40	34,577

1,451	Ginnie Mae I Pool	4.500	05/15/40	1,410

42,352	Ginnie Mae I Pool	5.000	05/15/40	42,862

901,528	Ginnie Mae I Pool	4.500	06/15/40	885,766

2,850	Ginnie Mae I Pool	4.500	06/15/40	2,772

2,546	Ginnie Mae I Pool	4.500	06/15/40	2,475

79,924	Ginnie Mae I Pool	4.500	07/15/40	78,413

25,839	Ginnie Mae I Pool	4.500	07/15/40	25,106

66,492	Ginnie Mae I Pool	4.000	08/15/40	63,461

343,076	Ginnie Mae I Pool	4.000	08/15/40	326,277

29,324	Ginnie Mae I Pool	4.500	08/15/40	28,862

10,569	Ginnie Mae I Pool	4.000	10/15/40	10,035

123,873	Ginnie Mae I Pool	4.000	11/15/40	118,224

68,504	Ginnie Mae I Pool	3.500	12/15/40	64,298

356,851	Ginnie Mae I Pool	4.000	01/15/41	342,546

72,321	Ginnie Mae I Pool	4.000	02/15/41	69,378

119,608	Ginnie Mae I Pool	4.500	03/15/41	117,468

48,338	Ginnie Mae I Pool	4.000	07/15/41	46,371

72,463	Ginnie Mae I Pool	4.500	08/15/41	70,965

188,295	Ginnie Mae I Pool	4.000	09/15/41	179,058

29,536	Ginnie Mae I Pool	4.000	10/15/41	28,334

159,530	Ginnie Mae I Pool	3.500	11/15/41	150,226

388,507	Ginnie Mae I Pool	4.000	11/15/41	372,701

350,229	Ginnie Mae I Pool	3.500	04/15/42	329,478

739,049	Ginnie Mae I Pool	3.500	07/15/42	693,191

538,641	Ginnie Mae I Pool	3.000	01/15/43	489,062

2,375,058	Ginnie Mae I Pool	3.000	01/15/43	2,155,965

214,307	Ginnie Mae I Pool	3.000	04/15/43	194,579

2,471	Ginnie Mae II Pool	4.000	06/20/26	2,459

4,966	Ginnie Mae II Pool	3.500	11/20/26	4,926

138	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$97,715		Ginnie Mae II Pool	2.500%	04/20/27	$96,023

91,137		Ginnie Mae II Pool	2.500	09/20/27	89,356

184,348		Ginnie Mae II Pool	3.500	11/20/28	182,063

1,029		Ginnie Mae II Pool	8.500	10/20/30	1,078

134		Ginnie Mae II Pool	7.000	06/20/31	138

1,269,191		Ginnie Mae II Pool	3.000	08/20/32	1,229,718

7,175		Ginnie Mae II Pool	5.500	12/20/32	7,381

1,988		Ginnie Mae II Pool	5.000	07/20/33	1,992

28,418		Ginnie Mae II Pool	6.000	11/20/33	29,358

12,190		Ginnie Mae II Pool	5.500	05/20/34	12,519

17,942		Ginnie Mae II Pool	6.000	09/20/34	18,577

1,245		Ginnie Mae II Pool	5.000	10/20/34	1,257

9,674		Ginnie Mae II Pool	5.500	02/20/35	9,935

186,835		Ginnie Mae II Pool	5.000	03/20/35	188,417

56,552		Ginnie Mae II Pool	5.500	05/20/35	58,081

1,926		Ginnie Mae II Pool	5.000	09/20/35	1,941

16,183		Ginnie Mae II Pool	5.500	02/20/36	16,621

5,280		Ginnie Mae II Pool	5.500	05/20/36	5,395

52,167		Ginnie Mae II Pool	5.500	06/20/36	53,579

4,961		Ginnie Mae II Pool	6.000	10/20/36	5,183

2,969		Ginnie Mae II Pool	6.000	01/20/37	3,105

11,536		Ginnie Mae II Pool	6.000	02/20/37	12,070

36,391		Ginnie Mae II Pool	6.000	04/20/37	37,530

6,023		Ginnie Mae II Pool	6.000	08/20/37	6,308

5,254		Ginnie Mae II Pool	6.500	08/20/37	5,562

23,966		Ginnie Mae II Pool	6.500	11/20/37	25,374

1,288		Ginnie Mae II Pool	5.000	02/20/38	1,302

701		Ginnie Mae II Pool	5.500	05/20/38	714

15,987		Ginnie Mae II Pool	6.000	06/20/38	16,744

107,609		Ginnie Mae II Pool	5.000	07/20/38	108,404

111,738		Ginnie Mae II Pool	5.500	07/20/38	114,301

10,610		Ginnie Mae II Pool	6.000	08/20/38	11,113

42,757		Ginnie Mae II Pool	6.000	09/20/38	45,311

5,365		Ginnie Mae II Pool	6.500	10/20/38	5,483

2,296		Ginnie Mae II Pool	6.500	10/20/38	2,423

9,806		Ginnie Mae II Pool	6.500	11/20/38	10,228

177,865		Ginnie Mae II Pool	4.500	01/20/39	175,339

23,518		Ginnie Mae II Pool	6.500	01/20/39	25,602

2,308		Ginnie Mae II Pool	4.500	03/20/39	2,276

46,183		Ginnie Mae II Pool	5.500	03/20/39	47,890

1,595		Ginnie Mae II Pool	5.000	04/20/39	1,617

8,173		Ginnie Mae II Pool	4.000	05/20/39	7,854

20,668		Ginnie Mae II Pool	4.500	05/20/39	20,374

485,482		Ginnie Mae II Pool	5.000	05/20/39	490,578

4,710		Ginnie Mae II Pool	4.000	06/20/39	4,491

3,083		Ginnie Mae II Pool	5.000	06/20/39	3,125

44,597		Ginnie Mae II Pool	4.500	07/20/39	43,964

41,782		Ginnie Mae II Pool	5.000	07/20/39	42,348

4,919		Ginnie Mae II Pool	5.500	07/20/39	5,053

13,777		Ginnie Mae II Pool	4.000	08/20/39	13,128

10,797		Ginnie Mae II Pool	5.000	08/20/39	10,944

14,386		Ginnie Mae II Pool	5.000	09/20/39	14,626

4,531		Ginnie Mae II Pool	4.500	10/20/39	4,465

6,715		Ginnie Mae II Pool	4.500	11/20/39	6,616

8,110		Ginnie Mae II Pool	5.000	11/20/39	8,220

6,759		Ginnie Mae II Pool	4.500	12/20/39	6,658

255,419		Ginnie Mae II Pool	5.000	12/20/39	258,880

221,715		Ginnie Mae II Pool	4.500	01/20/40	218,338

3,885		Ginnie Mae II Pool	5.500	01/20/40	3,990

9,019		Ginnie Mae II Pool	4.500	04/20/40	8,876

1,872		Ginnie Mae II Pool	4.500	05/20/40	1,842

67,492	(c)	Ginnie Mae II Pool, (DGS1 + 1.500%)	4.875	05/20/40	68,333

See Notes to Financial Statements	139

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$47,014		Ginnie Mae II Pool	5.000%	06/20/40	$47,651

316,902		Ginnie Mae II Pool	4.500	07/20/40	311,684

9,579		Ginnie Mae II Pool	5.000	07/20/40	9,709

23,335		Ginnie Mae II Pool	4.500	08/20/40	22,946

20,862		Ginnie Mae II Pool	4.500	09/20/40	20,501

7,116		Ginnie Mae II Pool	5.500	09/20/40	7,309

6,241		Ginnie Mae II Pool	6.500	09/20/40	6,438

15,145		Ginnie Mae II Pool	6.000	10/20/40	15,814

271,094		Ginnie Mae II Pool	4.000	11/20/40	260,274

121,134		Ginnie Mae II Pool	5.500	12/20/40	124,418

734,884		Ginnie Mae II Pool	4.000	01/20/41	705,552

202,994		Ginnie Mae II Pool	4.500	02/20/41	199,609

227,325		Ginnie Mae II Pool	4.500	04/20/41	223,535

51,430		Ginnie Mae II Pool	5.000	04/20/41	51,750

14,685	(c)	Ginnie Mae II Pool, (DGS1 + 1.500%)	4.875	06/20/41	14,871

95,131		Ginnie Mae II Pool	4.000	07/20/41	91,333

324,521		Ginnie Mae II Pool	4.500	07/20/41	319,110

283,025		Ginnie Mae II Pool	5.000	07/20/41	286,847

134,796		Ginnie Mae II Pool	5.000	08/20/41	136,416

443,245		Ginnie Mae II Pool	4.000	09/20/41	425,549

9,760	(c)	Ginnie Mae II Pool, (DGS1 + 1.500%)	4.625	09/20/41	9,873

564,939		Ginnie Mae II Pool	4.000	10/20/41	542,384

19,642	(c)	Ginnie Mae II Pool, (DGS1 + 1.500%)	4.750	10/20/41	20,005

10,446	(c)	Ginnie Mae II Pool, (DGS1 + 1.500%)	4.750	10/20/41	10,640

79,111		Ginnie Mae II Pool	5.500	10/20/41	81,253

744,863		Ginnie Mae II Pool	4.500	11/20/41	732,443

333,320		Ginnie Mae II Pool	5.000	11/20/41	337,633

75,195		Ginnie Mae II Pool	6.000	11/20/41	78,754

405,704		Ginnie Mae II Pool	3.500	01/20/42	380,913

49,099	(c)	Ginnie Mae II Pool, (DGS1 + 1.500%)	4.625	02/20/42	49,862

193,590		Ginnie Mae II Pool	3.500	03/20/42	181,521

367,893		Ginnie Mae II Pool	4.500	03/20/42	361,759

785,280		Ginnie Mae II Pool	3.500	05/20/42	723,246

1,839,945		Ginnie Mae II Pool	3.500	05/20/42	1,722,964

427,840		Ginnie Mae II Pool	4.000	05/20/42	410,756

428,624		Ginnie Mae II Pool	3.500	07/20/42	400,578

69,805	(c)	Ginnie Mae II Pool, (DGS1 + 1.500%)	4.625	07/20/42	70,619

570,258		Ginnie Mae II Pool	3.000	08/20/42	518,602

767,244		Ginnie Mae II Pool	3.500	08/20/42	710,495

1,806,182		Ginnie Mae II Pool	3.500	08/20/42	1,691,885

371,965		Ginnie Mae II Pool	6.000	08/20/42	389,583

730,497		Ginnie Mae II Pool	3.500	10/20/42	681,343

847,710		Ginnie Mae II Pool	3.000	11/20/42	768,913

849,607		Ginnie Mae II Pool	3.000	12/20/42	755,716

998,743		Ginnie Mae II Pool	3.000	12/20/42	905,598

743,320		Ginnie Mae II Pool	3.000	01/20/43	673,766

1,271,589		Ginnie Mae II Pool	3.000	02/20/43	1,152,604

985,900		Ginnie Mae II Pool	3.000	02/20/43	891,191

233,372		Ginnie Mae II Pool	5.000	04/20/43	236,533

501,233		Ginnie Mae II Pool	3.000	05/20/43	453,709

764,339		Ginnie Mae II Pool	3.000	06/20/43	691,633

1,911,540		Ginnie Mae II Pool	3.500	06/20/43	1,760,507

1,666,526		Ginnie Mae II Pool	3.000	07/20/43	1,506,967

790,410		Ginnie Mae II Pool	3.500	07/20/43	737,216

3,265,975		Ginnie Mae II Pool	4.500	08/20/43	3,209,487

1,088,586		Ginnie Mae II Pool	3.500	09/20/43	1,015,316

350,428		Ginnie Mae II Pool	4.000	09/20/43	335,926

4,562,044		Ginnie Mae II Pool	3.500	10/20/43	4,254,979

2,087,286		Ginnie Mae II Pool	4.000	10/20/43	2,000,474

195,552		Ginnie Mae II Pool	3.500	11/20/43	182,389

374,217		Ginnie Mae II Pool	4.000	11/20/43	358,575

361,930		Ginnie Mae II Pool	4.500	12/20/43	354,555

140	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$398,782	Ginnie Mae II Pool	4.500%	01/20/44	$390,779

470,474	Ginnie Mae II Pool	3.500	02/20/44	438,514

638,190	Ginnie Mae II Pool	4.000	02/20/44	611,121

634,656	Ginnie Mae II Pool	4.000	05/20/44	607,606

669,605	Ginnie Mae II Pool	4.000	06/20/44	641,065

1,704,208	Ginnie Mae II Pool	3.500	07/20/44	1,586,315

5,337,284	Ginnie Mae II Pool	3.500	10/20/44	4,965,574

558,817	Ginnie Mae II Pool	4.500	10/20/44	547,427

1,227,778	Ginnie Mae II Pool	3.500	11/20/44	1,141,888

1,549,239	Ginnie Mae II Pool	3.000	12/20/44	1,395,436

2,858,562	Ginnie Mae II Pool	4.000	12/20/44	2,733,774

3,832,580	Ginnie Mae II Pool	3.500	02/20/45	3,563,875

2,294,974	Ginnie Mae II Pool	4.000	03/20/45	2,194,791

1,566,557	Ginnie Mae II Pool	3.000	04/20/45	1,410,218

3,366,103	Ginnie Mae II Pool	3.000	06/20/45	3,029,117

7,682,809	Ginnie Mae II Pool	3.000	07/20/45	6,913,263

2,611,597	Ginnie Mae II Pool	4.000	10/20/45	2,493,536

4,398,389	Ginnie Mae II Pool	4.000	11/20/45	4,199,555

1,989,536	Ginnie Mae II Pool	3.000	12/20/45	1,789,724

1,757,633	Ginnie Mae II Pool	3.500	12/20/45	1,630,150

9,450,296	Ginnie Mae II Pool	3.000	03/20/46	8,500,188

3,307,080	Ginnie Mae II Pool	3.000	04/20/46	2,972,943

1,996,862	Ginnie Mae II Pool	4.000	04/20/46	1,905,357

8,871,487	Ginnie Mae II Pool	3.000	05/20/46	7,977,703

5,446,382	Ginnie Mae II Pool	3.500	05/20/46	5,045,373

2,024,525	Ginnie Mae II Pool	3.000	06/20/46	1,820,035

1,229,115	Ginnie Mae II Pool	3.500	06/20/46	1,137,917

1,534,518	Ginnie Mae II Pool	3.000	07/20/46	1,379,126

2,637,850	Ginnie Mae II Pool	3.500	08/20/46	2,441,988

1,483,885	Ginnie Mae II Pool	3.000	09/20/46	1,332,855

6,089,589	Ginnie Mae II Pool	3.500	09/20/46	5,636,792

2,913,681	Ginnie Mae II Pool	3.000	10/20/46	2,616,375

1,615,085	Ginnie Mae II Pool	3.000	12/20/46	1,449,868

10,056,551	Ginnie Mae II Pool	3.000	01/20/47	9,025,197

1,152,296	Ginnie Mae II Pool	4.000	01/20/47	1,094,867

2,466,860	Ginnie Mae II Pool	4.000	04/20/47	2,341,628

2,639,441	Ginnie Mae II Pool	3.500	05/20/47	2,442,211

1,337,958	Ginnie Mae II Pool	3.500	06/20/47	1,236,316

1,705,930	Ginnie Mae II Pool	3.000	07/20/47	1,528,765

3,010,085	Ginnie Mae II Pool	4.500	07/20/47	2,933,858

3,189,153	Ginnie Mae II Pool	3.000	08/20/47	2,857,948

3,556,080	Ginnie Mae II Pool	3.500	08/20/47	3,284,825

6,311,456	Ginnie Mae II Pool	3.000	09/20/47	5,655,970

8,032,861	Ginnie Mae II Pool	4.000	09/20/47	7,606,046

5,715,668	Ginnie Mae II Pool	3.500	11/20/47	5,284,112

6,445,432	Ginnie Mae II Pool	3.500	12/20/47	5,958,104

2,677,442	Ginnie Mae II Pool	3.500	01/20/48	2,474,837

3,363,018	Ginnie Mae II Pool	4.000	05/20/48	3,182,902

2,495,380	Ginnie Mae II Pool	4.000	06/20/48	2,355,575

5,768,796	Ginnie Mae II Pool	3.500	07/20/48	5,320,306

2,603,598	Ginnie Mae II Pool	4.000	08/20/48	2,456,954

1,760,464	Ginnie Mae II Pool	5.000	08/20/48	1,755,064

1,657,076	Ginnie Mae II Pool	4.500	09/20/48	1,611,522

1,410,334	Ginnie Mae II Pool	5.000	10/20/48	1,407,964

1,157,718	Ginnie Mae II Pool	4.500	11/20/48	1,125,772

4,258,638	Ginnie Mae II Pool	3.500	12/20/48	3,936,375

2,660,023	Ginnie Mae II Pool	3.500	04/20/49	2,448,726

9,016,733	Ginnie Mae II Pool	4.500	04/20/49	8,766,632

2,767,345	Ginnie Mae II Pool	4.000	05/20/49	2,606,035

1,751,206	Ginnie Mae II Pool	3.500	06/20/49	1,608,168

3,985,904	Ginnie Mae II Pool	3.500	09/20/49	3,656,934

2,870,146	Ginnie Mae II Pool	3.500	11/20/49	2,632,263

See Notes to Financial Statements	141

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$22,886,104	Ginnie Mae II Pool	2.500%	12/20/49	$ 19,563,479

50,820,716	Ginnie Mae II Pool	3.000	02/20/50	45,220,745

6,136,292	Ginnie Mae II Pool	3.500	02/20/50	5,659,895

8,696,193	Ginnie Mae II Pool	3.500	04/20/50	7,990,505

8,390,091	Ginnie Mae II Pool	3.000	05/20/50	7,458,632

4,224,377	Ginnie Mae II Pool	2.000	08/20/50	3,456,565

8,532,842	Ginnie Mae II Pool	2.500	08/20/50	7,293,197

13,739,041	Ginnie Mae II Pool	2.500	10/20/50	11,737,205

36,468,265	Ginnie Mae II Pool	2.000	11/20/50	29,839,887

19,237,937	Ginnie Mae II Pool	2.500	12/20/50	16,430,864

21,347,212	Ginnie Mae II Pool	2.000	01/20/51	17,467,198

5,302,682	Ginnie Mae II Pool	2.500	01/20/51	4,525,835

18,981,498	Ginnie Mae II Pool	2.000	02/20/51	15,536,413

3,630,861	Ginnie Mae II Pool	1.500	04/20/51	2,845,252

15,065,133	Ginnie Mae II Pool	2.000	04/20/51	12,326,934

34,454,613	Ginnie Mae II Pool	2.500	04/20/51	29,414,460

12,900,434	Ginnie Mae II Pool	2.500	05/20/51	11,008,781

11,004,642	Ginnie Mae II Pool	2.000	06/20/51	9,004,467

3,106,321	Ginnie Mae II Pool	3.000	06/20/51	2,752,838

61,379,662	Ginnie Mae II Pool	2.500	07/20/51	52,378,764

5,566,622	Ginnie Mae II Pool	2.000	08/20/51	4,554,847

23,228,418	Ginnie Mae II Pool	2.500	08/20/51	19,822,133

6,980,533	Ginnie Mae II Pool	3.000	08/20/51	6,186,186

23,958,855	Ginnie Mae II Pool	2.500	09/20/51	20,445,457

9,630,183	Ginnie Mae II Pool	3.000	09/20/51	8,534,319

2,080,835	Ginnie Mae II Pool	3.000	10/20/51	1,844,047

139,625,175	Ginnie Mae II Pool	2.000	11/20/51	114,247,263

2,022,179	Ginnie Mae II Pool	3.500	11/20/51	1,857,953

15,562,157	Ginnie Mae II Pool	2.000	12/20/51	12,733,619

25,252,815	Ginnie Mae II Pool	2.500	12/20/51	21,549,666

22,194,561	Ginnie Mae II Pool	3.000	12/20/51	19,668,938

3,788,964	Ginnie Mae II Pool	3.500	01/20/52	3,478,674

11,762,480	Ginnie Mae II Pool	2.500	02/20/52	10,037,595

18,940,660	Ginnie Mae II Pool	3.500	02/20/52	17,388,563

8,519,062	Ginnie Mae II Pool	2.000	04/20/52	6,970,659

22,231,917	Ginnie Mae II Pool	2.500	04/20/52	18,971,762

15,906,555	Ginnie Mae II Pool	3.000	04/20/52	14,096,474

14,935,150	Ginnie Mae II Pool	2.000	05/20/52	12,220,575

12,746,882	Ginnie Mae II Pool	2.500	05/20/52	10,877,641

7,489,237	Ginnie Mae II Pool	3.000	05/20/52	6,637,001

8,144,082	Ginnie Mae II Pool	4.000	05/20/52	7,636,386

9,711,036	Ginnie Mae II Pool	3.000	06/20/52	8,605,972

8,168,256	Ginnie Mae II Pool	4.000	06/20/52	7,657,775

2,840,793	Ginnie Mae II Pool	3.000	07/20/52	2,517,526

13,970,396	Ginnie Mae II Pool	3.500	07/20/52	12,809,648

4,098,487	Ginnie Mae II Pool	4.500	07/20/52	3,943,385

4,075,767	Ginnie Mae II Pool	3.500	08/20/52	3,737,127

8,380,215	Ginnie Mae II Pool	4.000	08/20/52	7,862,966

6,017,410	Ginnie Mae II Pool	4.500	08/20/52	5,780,954

4,022,636	Ginnie Mae II Pool	5.000	08/20/52	3,978,112

7,103,805	Ginnie Mae II Pool	3.500	09/20/52	6,513,577

16,037,347	Ginnie Mae II Pool	4.000	09/20/52	15,035,630

35,401,306	Ginnie Mae II Pool	4.500	09/20/52	34,002,876

4,046,512	Ginnie Mae II Pool	5.000	09/20/52	3,999,730

7,356,382	Ginnie Mae II Pool	5.500	09/20/52	7,403,338

6,554,230	Ginnie Mae II Pool	3.500	10/20/52	6,012,022

18,213,122	Ginnie Mae II Pool	4.000	10/20/52	17,108,610

1,874,870	Ginnie Mae II Pool	3.500	11/20/52	1,719,094

4,249,101	Ginnie Mae II Pool	4.500	11/20/52	4,097,075

26,172,353	Ginnie Mae II Pool	5.000	11/20/52	25,784,657

7,873,952	Ginnie Mae II Pool	5.500	11/20/52	7,920,992

9,225,034	Ginnie Mae II Pool	3.500	12/20/52	8,458,561

142	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)

$996,027	Ginnie Mae II Pool	4.000%	12/20/52	$933,161

7,989,634	Ginnie Mae II Pool	4.500	12/20/52	7,703,776

6,804,674	Ginnie Mae II Pool	5.500	12/20/52	6,834,093

3,842,128	Ginnie Mae II Pool	6.000	12/20/52	3,902,163

2,483,963	Ginnie Mae II Pool	5.000	01/20/53	2,447,009

5,688,185	Ginnie Mae II Pool	6.000	01/20/53	5,777,110

3,376,780	Ginnie Mae II Pool	6.500	01/20/53	3,467,712

4,942,117	Ginnie Mae II Pool	2.500	02/20/53	4,250,892

4,235,274	Ginnie Mae II Pool	3.000	02/20/53	3,758,478

1,782,291	Ginnie Mae II Pool	4.000	02/20/53	1,671,459

1,428,150	Ginnie Mae II Pool	4.500	02/20/53	1,375,871

5,199,361	Ginnie Mae II Pool	5.000	02/20/53	5,121,743

4,744,190	Ginnie Mae II Pool	5.500	02/20/53	4,770,629

2,734,099	Ginnie Mae II Pool	4.500	03/20/53	2,634,016

17,566,755	Ginnie Mae II Pool	5.000	03/20/53	17,303,609

4,679,048	Ginnie Mae II Pool	5.500	03/20/53	4,704,166

2,531,085	Ginnie Mae II Pool	6.000	03/20/53	2,586,057

8,685,133	Ginnie Mae II Pool	4.000	04/20/53	8,143,691

2,034,430	Ginnie Mae II Pool	5.000	04/20/53	2,008,123

2,175,104	Ginnie Mae II Pool	5.500	04/20/53	2,185,890

4,660,682	Ginnie Mae II Pool	4.500	05/20/53	4,484,292

18,430,294	Ginnie Mae II Pool	5.000	05/20/53	18,152,314

3,011,544	Ginnie Mae II Pool	3.500	06/20/53	2,763,544

15,176,108	Ginnie Mae II Pool	5.500	06/20/53	15,245,153

3,776,525	Ginnie Mae II Pool	6.500	06/20/53	3,875,477

10,562,864	Ginnie Mae II Pool	4.500	07/20/53	10,149,995

7,534,122	Ginnie Mae II Pool	5.000	07/20/53	7,419,324

11,108,828	Ginnie Mae II Pool	5.500	07/20/53	11,167,301

6,427,665	Ginnie Mae II Pool	6.000	07/20/53	6,559,904

11,324,638	Ginnie Mae II Pool	5.500	08/20/53	11,371,523

2,130,949	Ginnie Mae II Pool	6.000	08/20/53	2,173,764

1,396,709	Ginnie Mae II Pool	7.000	08/20/53	1,446,103

4,715,508	Ginnie Mae II Pool	5.000	09/20/53	4,643,172

8,857,284	Ginnie Mae II Pool	6.000	09/20/53	9,031,188

10,594,071	Ginnie Mae II Pool	6.000	11/20/53	10,799,500

7,562,106	Ginnie Mae II Pool	6.500	11/20/53	7,746,376

3,255,192	Ginnie Mae II Pool	7.000	11/20/53	3,361,177

3,293,544	Ginnie Mae II Pool	7.000	12/20/53	3,405,818

10,762,610	Ginnie Mae II Pool	5.500	01/20/54	10,799,466

5,675,714	Ginnie Mae II Pool	6.000	01/20/54	5,777,148

8,192,950	Ginnie Mae II Pool	6.500	01/20/54	8,396,318

3,006,979	Ginnie Mae II Pool	4.500	02/20/54	2,885,715

8,530,827	Ginnie Mae II Pool	5.000	02/20/54	8,398,074

7,415,925	Ginnie Mae II Pool	5.500	02/20/54	7,441,320

2,199,900	Ginnie Mae II Pool	6.000	02/20/54	2,240,036

1,855,455	Ginnie Mae II Pool	6.500	02/20/54	1,901,512

3,855,315	Ginnie Mae II Pool	6.000	03/20/54	3,923,931

5,032,638	Ginnie Mae II Pool	5.000	04/20/54	4,953,545

2,900,764	Ginnie Mae II Pool	5.500	04/20/54	2,909,807

5,938,196	Ginnie Mae II Pool	6.000	04/20/54	6,045,997

3,012,506	Ginnie Mae II Pool	5.000	05/20/54	2,964,851

16,369,413	Ginnie Mae II Pool	5.500	05/20/54	16,414,240

5,163,408	Ginnie Mae II Pool	4.500	06/20/54	4,960,104

9,224,737	Ginnie Mae II Pool	6.000	06/20/54	9,382,548

4,138,260	Ginnie Mae II Pool	6.500	06/20/54	4,241,717

4,863,019	Ginnie Mae II Pool	6.000	07/20/54	4,937,219

8,542,510	Ginnie Mae II Pool	6.500	07/20/54	8,755,728

21,569,430	Ginnie Mae II Pool	5.500	08/20/54	21,628,945

13,435,369	Ginnie Mae II Pool	6.000	08/20/54	13,640,368

16,687,908	Ginnie Mae II Pool	5.500	09/20/54	16,733,606

15,516,699	Ginnie Mae II Pool	6.000	09/20/54	15,753,459

10,497,036	Ginnie Mae II Pool	4.500	10/20/54	10,073,680

See Notes to Financial Statements	143

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MORTGAGE BACKED (continued)
$5,068,021	Ginnie Mae II Pool	5.000%	10/20/54	$4,987,587
6,698,593	Ginnie Mae II Pool	6.500	10/20/54	6,864,164
12,040,142	Ginnie Mae II Pool	5.000	11/20/54	11,849,054
7,894,848	Ginnie Mae II Pool	5.500	11/20/54	7,916,468
2,844,990	Ginnie Mae II Pool	7.000	11/20/54	2,937,619
20,404,143	Ginnie Mae II Pool	5.000	12/20/54	20,077,161
2,002,002	Ginnie Mae II Pool	5.500	12/20/54	2,007,484
5,261,092	Ginnie Mae II Pool	4.500	01/20/55	5,048,906

	TOTAL MORTGAGE BACKED			6,621,907,729

	MUNICIPAL BONDS - 0.6%
200,000	Alabama Economic Settlement Authority	4.263	09/15/32	195,757
80,000	Alabama Federal Aid Highway Finance Authority	2.650	09/01/37	64,819
300,000	American Municipal Power, Inc	7.834	02/15/41	359,604
445,000	American Municipal Power, Inc	6.270	02/15/50	462,582
1,165,000	American Municipal Power, Inc	8.084	02/15/50	1,477,947
490,000	Bay Area Toll Authority	6.918	04/01/40	556,052
2,000,000	Bay Area Toll Authority	6.263	04/01/49	2,138,956
755,000	Bay Area Toll Authority	3.126	04/01/55	510,608
200,000	Board of Regents of the University of Texas System	3.852	08/15/46	164,810
700,000	Board of Regents of the University of Texas System	4.794	08/15/46	674,195
750,000	Board of Regents of the University of Texas System	2.439	08/15/49	463,478
500,000	California Earthquake Authority	5.603	07/01/27	505,433
100,000	California Health Facilities Financing Authority	4.190	06/01/37	92,776
100,000	California Health Facilities Financing Authority	4.353	06/01/41	90,616
200,000	California Institute of Technology	4.321	08/01/45	174,069
750,000	California Institute of Technology	3.650	09/01/19	484,873
200,000	California State University	3.899	11/01/47	164,826
1,000,000	California State University	2.897	11/01/51	693,856
750,000	California State University	2.975	11/01/51	506,113
950,000	California State University	2.939	11/01/52	632,989
2,000,000	California State University	5.183	11/01/53	1,911,694
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	733,114
1,665,000	Charlotte-Mecklenburg Hospital Authority	3.204	01/15/51	1,142,477
2,250,000	Chicago O’Hare International Airport	6.395	01/01/40	2,451,392
200,000	Chicago O’Hare International Airport	4.472	01/01/49	176,920
200,000	Chicago O’Hare International Airport	4.572	01/01/54	176,910
680,000	City of Atlanta GA Water & Wastewater Revenue	2.257	11/01/35	563,850
690,000	City of Houston TX	3.961	03/01/47	589,093
140,000	City of Los Angeles Department of Airports Customer Facility Charge Revenue	4.242	05/15/48	120,897
1,000,000	City of New York NY	4.610	09/01/37	966,140
1,000,000	City of New York NY	5.264	10/01/44	988,734
755,000	City of New York NY	5.094	10/01/49	734,744
345,000	City of New York NY	5.263	10/01/52	342,423
1,440,000	City of New York NY	5.828	10/01/53	1,520,424
1,000,000	City of New York NY	5.114	10/01/54	971,128
1,000,000	City of Riverside CA	3.857	06/01/45	858,520
750,000	City of San Antonio TX Electric & Gas Systems Revenue	5.808	02/01/41	767,647
875,000	City of Tucson AZ	2.856	07/01/47	641,583
200,000	Commonwealth Financing Authority	4.014	06/01/33	192,693
100,000	Commonwealth Financing Authority	3.864	06/01/38	90,732
100,000	Commonwealth Financing Authority	4.144	06/01/38	91,393
645,000	Commonwealth Financing Authority	3.807	06/01/41	544,845
825,000	Commonwealth Financing Authority	2.991	06/01/42	616,487
1,000,000	Commonwealth of Massachusetts	3.769	07/15/29	979,959
330,536	Commonwealth of Massachusetts	4.110	07/15/31	328,212
100,000	Commonwealth of Massachusetts	3.277	06/01/46	78,569
750,000	Commonwealth of Massachusetts	2.900	09/01/49	515,429
500,000	Commonwealth of Massachusetts Transportation Fund Revenue	5.731	06/01/40	517,069
130,000	County of Broward FL Airport System Revenue	3.477	10/01/43	106,418
200,000	County of Clark Department of Aviation	6.820	07/01/45	226,115
135,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	121,296
510,000	County of Miami-Dade Seaport Department	6.224	11/01/55	532,672

144	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MUNICIPAL BONDS (continued)
$1,000,000	County of Riverside CA	3.818%	02/15/38	$917,657
1,485,000	Dallas Area Rapid Transit	2.613	12/01/48	1,002,053
750,000	Dallas Area Rapid Transit	5.022	12/01/48	696,790
250,000	Dallas Fort Worth International Airport	2.994	11/01/38	209,722
235,000	Dallas Fort Worth International Airport	3.089	11/01/40	187,808
100,000	Dallas Fort Worth International Airport	3.144	11/01/45	75,087
255,000	Dallas Fort Worth International Airport	2.843	11/01/46	183,867
210,000	Dallas Fort Worth International Airport	2.919	11/01/50	146,484
235,000	Dallas Fort Worth International Airport	4.087	11/01/51	193,673
445,000	Dallas Fort Worth International Airport	4.507	11/01/51	388,009
350,000	Denver City & County School District No	4.242	12/15/37	330,914
445,000	District of Columbia Water & Sewer Authority	4.814	10/01/14	391,808
500,000	Duke University	2.682	10/01/44	360,716
115,000	Duke University	3.299	10/01/46	85,220
500,000	Duke University	2.757	10/01/50	326,537
500,000	Duke University	2.832	10/01/55	312,317
190,000	Empire State Development Corp	3.900	03/15/33	186,863
810,000	Empire State Development Corp	3.900	03/15/33	773,206
360,000	Foothill-Eastern Transportation Corridor Agency	4.094	01/15/49	292,376
300,000	Foothill-Eastern Transportation Corridor Agency	3.924	01/15/53	235,447
300,000	George Washington University	4.300	09/15/44	258,296
200,000	George Washington University	4.868	09/15/45	184,452
375,000	George Washington University	4.126	09/15/48	307,199
1,000,000	Golden State Tobacco Securitization Corp	3.487	06/01/36	828,703
1,500,000	Golden State Tobacco Securitization Corp	3.115	06/01/38	1,232,589
430,000	Golden State Tobacco Securitization Corp	3.714	06/01/41	328,516
560,000	Golden State Tobacco Securitization Corp	3.850	06/01/50	515,642
1,000,000	Golden State Tobacco Securitization Corp	4.214	06/01/50	755,775
970,000	Grand Parkway Transportation Corp	3.236	10/01/52	669,473
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	159,268
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	136,589
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	148,382
1,500,000	Idaho Energy Resources Authority	2.861	09/01/46	1,061,955
500,000	Illinois State Toll Highway Authority	6.184	01/01/34	529,741
385,000	Indiana Finance Authority	3.051	01/01/51	277,896
770,000	JobsOhio Beverage System	2.833	01/01/38	627,861
1,500,000	Kansas Development Finance Authority	2.774	05/01/51	1,026,140
240,000	Los Angeles Community College District	6.750	08/01/49	270,331
1,500,000	Los Angeles Department of Water & Power	6.574	07/01/45	1,588,581
759,985	Louisiana Local Government Environmental Facilities & Community Development Auth	5.081	06/01/31	768,152
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Auth	4.145	02/01/33	980,730
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Auth	5.048	12/01/34	1,016,876
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Auth	4.275	02/01/36	966,833
830,000	Louisiana Local Government Environmental Facilities & Community Development Auth	4.475	08/01/39	788,960
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Auth	5.198	12/01/39	1,008,046
765,000	Maryland Economic Development Corp	5.433	05/31/56	747,609
940,000	Maryland Economic Development Corp	5.942	05/31/57	957,115
1,000,000	Maryland Health & Higher Educational Facilities Authority	3.052	07/01/40	764,637
1,000,000	Maryland Health & Higher Educational Facilities Authority	3.197	07/01/50	688,178
1,000,000	Massachusetts School Building Authority	1.753	08/15/30	896,188
100,000	Massachusetts School Building Authority	5.715	08/15/39	103,418
500,000	Massachusetts School Building Authority	3.395	10/15/40	423,075
200,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	199,035
100,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth	6.731	07/01/43	108,904
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,017,162
1,010,000	Metropolitan Transportation Authority	7.336	11/15/39	1,194,046
25,000	Metropolitan Transportation Authority	5.175	11/15/49	22,526
460,000	Metropolitan Water Reclamation District of Greater Chicago	5.720	12/01/38	475,556
350,000	Michigan Finance Authority	3.384	12/01/40	286,651
235,000	Michigan State University	4.496	08/15/48	212,616
1,000,000	Michigan State University	4.165	08/15/22	735,054
770,000	Michigan Strategic Fund	3.225	09/01/47	584,761

See Notes to Financial Statements	145

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MUNICIPAL BONDS (continued)
$500,000	Missouri Highway & Transportation Commission	5.445%	05/01/33	$509,236
235,000	Municipal Electric Authority of Georgia	6.637	04/01/57	257,559
468,000	Municipal Electric Authority of Georgia	6.655	04/01/57	513,945
947,000	New Jersey Economic Development Authority	7.425	02/15/29	999,678
1,335,000	New Jersey Turnpike Authority	7.414	01/01/40	1,606,164
1,000,000	New Jersey Turnpike Authority	7.102	01/01/41	1,146,518
2,385,000	New York City Municipal Water Finance Authority	5.440	06/15/43	2,359,464
2,000,000	New York City Transitional Finance Authority	4.375	05/01/37	1,899,034
130,000	New York State Dormitory Authority	5.628	03/15/39	132,720
545,000	New York State Dormitory Authority	5.600	03/15/40	558,760
200,000	New York State Dormitory Authority	4.946	08/01/48	177,265
1,000,000	North Texas Tollway Authority	6.718	01/01/49	1,127,570
605,000	Ohio Turnpike & Infrastructure Commission	3.216	02/15/48	448,432
594,007	Oklahoma Development Finance Authority	3.877	05/01/37	574,393
500,000	Oklahoma Development Finance Authority	4.623	06/01/44	472,859
750,000	Oklahoma Development Finance Authority	4.380	11/01/45	691,299
250,000	Oklahoma Development Finance Authority	4.714	05/01/52	230,650
415,324	Oregon School Boards Association	4.759	06/30/28	416,954
250,000	Oregon School Boards Association	5.680	06/30/28	254,717
1,000,000	Oregon State University	3.424	03/01/60	716,834
2,500,000	Pennsylvania Economic Development Financing Authority	5.689	06/01/54	2,514,170
500,000	Pennsylvania State University	2.790	09/01/43	370,738
205,000	Pennsylvania State University	2.840	09/01/50	137,905
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	247,571
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	155,092
1,215,000	Port Authority of New York & New Jersey	6.040	12/01/29	1,303,469
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	526,809
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	273,749
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	964,037
200,000	Port Authority of New York & New Jersey	4.031	09/01/48	166,771
900,000	Port Authority of New York & New Jersey	3.139	02/15/51	654,789
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	333,642
1,600,000	Port Authority of New York & New Jersey	3.175	07/15/60	1,059,476
2,200,000	Port Authority of New York & New Jersey	4.810	10/15/65	1,999,221
250,000	Port Authority of New York & New Jersey	3.287	08/01/69	159,920
1,000,000	Port of Morrow OR	2.543	09/01/40	747,809
1,000,000	Regents of the University of California Medical Center Pooled Revenue	4.132	05/15/32	969,062
750,000	Regents of the University of California Medical Center Pooled Revenue	3.006	05/15/50	492,666
1,500,000	Regents of the University of California Medical Center Pooled Revenue	4.563	05/15/53	1,293,202
750,000	Regents of the University of California Medical Center Pooled Revenue	3.256	05/15/60	480,779
750,000	Regents of the University of California Medical Center Pooled Revenue	3.706	05/15/20	479,145
500,000	Rutgers The State University of New Jersey	3.270	05/01/43	404,667
500,000	Rutgers The State University of New Jersey	3.915	05/01/19	337,373
180,000	Sales Tax Securitization Corp	4.637	01/01/40	171,340
1,125,000	Sales Tax Securitization Corp	3.238	01/01/42	909,408
200,000	Sales Tax Securitization Corp	3.587	01/01/43	168,395
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	805,844
200,000	Sales Tax Securitization Corp	4.787	01/01/48	184,980
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	94,635
500,000	San Diego County Water Authority	6.138	05/01/49	524,360
920,000	San Francisco City & County Public Utilities Commission Wastewater Revenue	4.655	10/01/27	928,666
1,000,000	San Joaquin Hills Transportation Corridor Agency	3.492	01/15/50	764,695
100,000	San Jose Redevelopment Agency Successor Agency	3.375	08/01/34	91,570
750,000	State Board of Administration Finance Corp	1.258	07/01/25	743,861
750,000	State Board of Administration Finance Corp	1.705	07/01/27	706,791
400,000	State Board of Administration Finance Corp	2.154	07/01/30	354,402
2,000,000	State Board of Administration Finance Corp	5.526	07/01/34	2,053,369
200,000	State of California	3.375	04/01/25	200,000
200,000	State of California	3.500	04/01/28	196,403
2,000,000	State of California	4.875	09/01/30	2,046,278
1,000,000	State of California	5.750	10/01/31	1,069,732
1,000,000	State of California	6.000	03/01/33	1,089,710

146	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MUNICIPAL BONDS (continued)
$300,000	State of California	4.500%	04/01/33	$296,984
250,000	State of California	7.500	04/01/34	289,477
1,000,000	State of California	5.125	03/01/38	1,002,600
225,000	State of California	4.600	04/01/38	215,508
1,285,000	State of California	7.550	04/01/39	1,556,039
3,400,000	State of California	7.300	10/01/39	3,952,897
2,740,000	State of California	7.625	03/01/40	3,299,373
1,500,000	State of California	7.600	11/01/40	1,829,431
595,000	State of California	5.200	03/01/43	576,145
620,000	State of Connecticut	5.850	03/15/32	662,586
5,600,000	State of Illinois	5.100	06/01/33	5,592,192
1,095,769	State of Illinois	6.725	04/01/35	1,149,503
2,000,000	State of Louisiana Gasoline & Fuels Tax Revenue	2.952	05/01/41	1,582,539
66,976	State of Oregon	5.892	06/01/27	68,309
600,000	State of Texas	4.631	04/01/33	591,948
50,000	State of Texas	5.517	04/01/39	51,246
1,000,000	State of Texas	4.681	04/01/40	948,581
98,408	State of Utah	3.539	07/01/25	98,211
200,000	State of Wisconsin	3.154	05/01/27	196,083
200,000	State of Wisconsin	3.954	05/01/36	186,000
604,000	State Public School Building Authority	5.000	09/15/27	613,792
100,000	Sumter Landing Community Development District	4.172	10/01/47	87,770
926,906	Texas Natural Gas Securitization Finance Corp	5.102	04/01/35	939,872
2,285,000	Texas Natural Gas Securitization Finance Corp	5.169	04/01/41	2,312,184
430,000	Texas Private Activity Bond Surface Transportation Corp	3.922	12/31/49	344,252
300,000	Texas Transportation Commission State Highway Fund	5.028	04/01/26	300,602
1,190,000	Texas Transportation Commission State Highway Fund	5.178	04/01/30	1,209,360
100,000	The Ohio State University	4.910	06/01/40	97,083
220,000	Trustees of Princeton University	5.700	03/01/39	234,938
1,000,000	Trustees of the University of Pennsylvania	2.396	10/01/50	595,554
100,000	Trustees of the University of Pennsylvania	4.674	09/01/12	85,064
500,000	Trustees of the University of Pennsylvania	3.610	02/15/19	327,830
1,000,000	University of California	0.883	05/15/25	995,725
200,000	University of California	3.063	07/01/25	199,329
1,000,000	University of California	1.316	05/15/27	943,302
500,000	University of California	3.349	07/01/29	484,869
1,000,000	University of California	1.614	05/15/30	875,065
200,000	University of California	3.931	05/15/45	180,444
200,000	University of California	4.131	05/15/45	179,206
1,500,000	University of California	3.071	05/15/51	984,668
860,000	University of California	4.858	05/15/12	741,032
200,000	University of California	4.767	05/15/15	168,501
500,000	University of Chicago	2.761	04/01/45	384,290
300,000	University of Chicago	4.003	10/01/53	242,517
750,000	University of Michigan	2.437	04/01/40	545,630
1,000,000	University of Michigan	3.599	04/01/47	827,746
500,000	University of Michigan	2.562	04/01/50	312,357
750,000	University of Michigan	3.504	04/01/52	558,015
500,000	University of Michigan	3.504	04/01/52	372,010
750,000	University of Michigan	4.454	04/01/22	606,486
1,500,000	University of Minnesota	4.048	04/01/52	1,253,270
500,000	University of Nebraska Facilities Corp	3.037	10/01/49	359,601
300,000	University of Southern California	3.028	10/01/39	239,983
200,000	University of Southern California	3.841	10/01/47	160,689
500,000	University of Southern California	2.805	10/01/50	324,137
200,000	University of Southern California	5.250	10/01/11	187,963
1,000,000	University of Virginia	2.256	09/01/50	576,726
1,600,000	University of Virginia	2.584	11/01/51	991,252
500,000	University of Virginia	3.227	09/01/19	293,250

	TOTAL MUNICIPAL BONDS			153,716,577

	U.S. TREASURY SECURITIES - 42.8%
95,000,000	United States Treasury Note	4.250	11/30/26	95,456,446

See Notes to Financial Statements	147

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	U.S. TREASURY SECURITIES (continued)
$55,000,000	United States Treasury Note	4.250%	12/31/26	$55,283,594
10,000,000	United States Treasury Note	4.125	01/31/27	10,033,984
15,000,000	United States Treasury Note	3.875	10/15/27	14,992,383
65,000,000	United States Treasury Note	4.125	11/15/27	65,373,242
80,500,000	United States Treasury Note	4.125	10/31/29	81,091,172
110,500,000	United States Treasury Note	4.125	11/30/29	111,354,649
40,000,000	United States Treasury Note	4.375	12/31/29	40,726,562
27,000,000	United States Treasury Note	4.250	01/31/30	27,345,938
95,000,000	United States Treasury Note	4.000	03/31/30	95,192,969
62,000,000	United States Treasury Note	4.125	11/30/31	62,196,172
48,000,000	United States Treasury Note	4.500	12/31/31	49,205,625
60,000,000	United States Treasury Note	4.375	01/31/32	61,059,375
50,000,000	United States Treasury Note	4.125	02/29/32	50,132,813
20,000,000	United States Treasury Note	4.125	03/31/32	20,056,250
35,000,000	United States Treasury Note	4.250	11/15/34	35,103,906
60,000,000	United States Treasury Note	4.625	02/15/35	61,987,500
42,500,000	United States Treasury Note	4.625	11/15/44	42,553,125
25,000,000	United States Treasury Note	4.750	02/15/45	25,457,031
65,250,000	United States Treasury Note	4.500	11/15/54	64,291,641
25,500,000	United States Treasury Note	4.625	02/15/55	25,671,328
94,000,000	United States Treasury Note/Bond	0.375	11/30/25	91,683,047
50,000,000	United States Treasury Note/Bond	0.375	12/31/25	48,632,324
126,000,000	United States Treasury Note/Bond	0.375	01/31/26	122,166,843
25,000,000	United States Treasury Note/Bond	4.250	01/31/26	25,025,977
137,000,000	United States Treasury Note/Bond	0.500	02/28/26	132,605,296
27,000,000	United States Treasury Note/Bond	4.625	02/28/26	27,119,390
30,000,000	United States Treasury Note/Bond	4.625	03/15/26	30,153,750
90,000,000	United States Treasury Note/Bond	0.750	03/31/26	87,119,297
50,000,000	United States Treasury Note/Bond	2.250	03/31/26	49,121,875
43,000,000	United States Treasury Note/Bond	4.500	03/31/26	43,176,703
120,000,000	United States Treasury Note/Bond	0.750	04/30/26	115,849,687
30,000,000	United States Treasury Note/Bond	1.625	05/15/26	29,213,672
165,000,000	United States Treasury Note/Bond	0.750	05/31/26	158,889,844
10,000,000	United States Treasury Note/Bond	4.875	05/31/26	10,094,141
10,000,000	United States Treasury Note/Bond	4.125	06/15/26	10,015,234
135,000,000	United States Treasury Note/Bond	0.875	06/30/26	129,900,586
27,500,000	United States Treasury Note/Bond	4.625	06/30/26	27,704,102
25,000,000	United States Treasury Note/Bond	4.500	07/15/26	25,157,227
85,000,000	United States Treasury Note/Bond	0.625	07/31/26	81,327,735
115,000,000	United States Treasury Note/Bond	0.750	08/31/26	109,950,781
31,500,000	United States Treasury Note/Bond	4.625	09/15/26	31,795,313
60,000,000	United States Treasury Note/Bond	0.875	09/30/26	57,335,156
71,000,000	United States Treasury Note/Bond	1.625	09/30/26	68,625,938
35,000,000	United States Treasury Note/Bond	3.500	09/30/26	34,767,578
170,000,000	United States Treasury Note/Bond	1.125	10/31/26	162,688,672
10,000,000	United States Treasury Note/Bond	1.625	10/31/26	9,646,875
30,000,000	United States Treasury Note/Bond	4.625	11/15/26	30,311,719
115,000,000	United States Treasury Note/Bond	1.250	11/30/26	110,067,579
30,000,000	United States Treasury Note/Bond	4.375	12/15/26	30,210,938
81,000,000	United States Treasury Note/Bond	1.250	12/31/26	77,361,328
89,500,000	United States Treasury Note/Bond	1.750	12/31/26	86,227,656
72,000,000	United States Treasury Note/Bond	1.500	01/31/27	68,940,000
30,000,000	United States Treasury Note/Bond	4.125	02/15/27	30,107,812
87,000,000	United States Treasury Note/Bond	1.875	02/28/27	83,751,094
45,000,000	United States Treasury Note/Bond	4.250	03/15/27	45,283,008
97,000,000	United States Treasury Note/Bond	2.500	03/31/27	94,423,438
50,000,000	United States Treasury Note/Bond	4.500	04/15/27	50,576,172
11,000,000	United States Treasury Note/Bond	2.750	04/30/27	10,748,633
30,000,000	United States Treasury Note/Bond	4.500	05/15/27	30,356,250
40,000,000	United States Treasury Note/Bond	2.625	05/31/27	38,942,188
47,600,000	United States Treasury Note/Bond	4.625	06/15/27	48,330,734
5,000,000	United States Treasury Note/Bond	0.500	06/30/27	4,638,672

148	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	U.S. TREASURY SECURITIES (continued)
$96,000,000	United States Treasury Note/Bond	3.250%	06/30/27	$94,710,000
111,000,000	United States Treasury Note/Bond	2.750	07/31/27	108,185,977
46,000,000	United States Treasury Note/Bond	2.250	08/15/27	44,301,953
120,000,000	United States Treasury Note/Bond	3.750	08/15/27	119,601,563
48,000,000	United States Treasury Note/Bond	3.125	08/31/27	47,148,750
30,000,000	United States Treasury Note/Bond	3.375	09/15/27	29,643,750
58,000,000	United States Treasury Note/Bond	4.125	09/30/27	58,337,578
163,000,000	United States Treasury Note/Bond	4.125	10/31/27	163,923,242
75,000,000	United States Treasury Note/Bond	0.625	11/30/27	68,853,516
128,500,000	United States Treasury Note/Bond	3.875	11/30/27	128,444,785
37,000,000	United States Treasury Note/Bond	3.875	12/31/27	36,991,328
54,000,000	United States Treasury Note/Bond	3.500	01/31/28	53,434,688
48,800,000	United States Treasury Note/Bond	2.750	02/15/28	47,305,500
86,000,000	United States Treasury Note/Bond	4.000	02/29/28	86,251,953
14,500,000	United States Treasury Note/Bond	3.625	03/31/28	14,394,649
14,000,000	United States Treasury Note/Bond	3.500	04/30/28	13,838,672
66,000,000	United States Treasury Note/Bond	2.875	05/15/28	64,022,578
116,000,000	United States Treasury Note/Bond	3.625	05/31/28	115,048,438
20,000,000	United States Treasury Note/Bond	1.250	06/30/28	18,397,656
141,500,000	United States Treasury Note/Bond	4.000	06/30/28	141,975,352
81,000,000	United States Treasury Note/Bond	4.125	07/31/28	81,572,695
50,000,000	United States Treasury Note/Bond	1.125	08/31/28	45,597,656
40,000,000	United States Treasury Note/Bond	4.375	08/31/28	40,585,938
24,000,000	United States Treasury Note/Bond	4.625	09/30/28	24,558,750
10,000,000	United States Treasury Note/Bond	1.375	10/31/28	9,160,156
98,000,000	United States Treasury Note/Bond	4.875	10/31/28	101,119,922
85,000,000	United States Treasury Note/Bond	3.125	11/15/28	82,755,469
70,000,000	United States Treasury Note/Bond	1.500	11/30/28	64,285,157
47,500,000	United States Treasury Note/Bond	4.375	11/30/28	48,238,477
75,000,000	United States Treasury Note/Bond	3.750	12/31/28	74,557,617
50,000,000	United States Treasury Note/Bond	1.750	01/31/29	46,177,735
84,500,000	United States Treasury Note/Bond	4.000	01/31/29	84,731,055
50,000,000	United States Treasury Note/Bond	2.625	02/15/29	47,695,313
112,500,000	United States Treasury Note/Bond	4.250	02/28/29	113,818,359
50,000,000	United States Treasury Note/Bond	2.375	03/31/29	47,154,297
81,000,000	United States Treasury Note/Bond	4.125	03/31/29	81,591,680
30,000,000	United States Treasury Note/Bond	2.875	04/30/29	28,822,266
135,000,000	United States Treasury Note/Bond	4.625	04/30/29	138,517,383
92,000,000	United States Treasury Note/Bond	2.375	05/15/29	86,616,563
50,000,000	United States Treasury Note/Bond	2.750	05/31/29	47,755,859
162,000,000	United States Treasury Note/Bond	4.500	05/31/29	165,512,110
107,500,000	United States Treasury Note/Bond	4.250	06/30/29	108,810,156
136,500,000	United States Treasury Note/Bond	4.000	07/31/29	136,857,246
22,000,000	United States Treasury Note/Bond	1.625	08/15/29	19,999,375
79,000,000	United States Treasury Note/Bond	3.625	08/31/29	78,009,414
44,000,000	United States Treasury Note/Bond	3.500	09/30/29	43,200,781
44,000,000	United States Treasury Note/Bond	4.000	10/31/29	44,097,969
50,000,000	United States Treasury Note/Bond	3.875	11/30/29	49,847,656
80,000,000	United States Treasury Note/Bond	3.500	01/31/30	78,418,750
117,000,000	United States Treasury Note/Bond	1.500	02/15/30	104,372,226
65,000,000	United States Treasury Note/Bond	4.000	02/28/30	65,147,265
50,000,000	United States Treasury Note/Bond	3.625	03/31/30	49,232,422
42,000,000	United States Treasury Note/Bond	3.500	04/30/30	41,097,656
50,000,000	United States Treasury Note/Bond	0.625	05/15/30	42,302,735
49,000,000	United States Treasury Note/Bond	3.750	05/31/30	48,481,289
75,000,000	United States Treasury Note/Bond	3.750	06/30/30	74,167,969
71,000,000	United States Treasury Note/Bond	4.000	07/31/30	71,058,242
37,000,000	United States Treasury Note/Bond	0.625	08/15/30	31,035,195
32,750,000	United States Treasury Note/Bond	4.125	08/31/30	32,959,805
20,000,000	United States Treasury Note/Bond	4.625	09/30/30	20,617,188
60,000,000	United States Treasury Note/Bond	4.875	10/31/30	62,587,500
64,000,000	United States Treasury Note/Bond	0.875	11/15/30	54,010,000

See Notes to Financial Statements	149

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	U.S. TREASURY SECURITIES (continued)
$30,000,000	United States Treasury Note/Bond	4.000%	01/31/31	$29,962,500
30,000,000	United States Treasury Note/Bond	1.125	02/15/31	25,535,156
50,000,000	United States Treasury Note/Bond	4.250	02/28/31	50,582,031
35,000,000	United States Treasury Note/Bond	4.125	03/31/31	35,173,633
121,000,000	United States Treasury Note/Bond	1.625	05/15/31	105,303,086
8,000,000	United States Treasury Note/Bond	4.625	05/31/31	8,250,312
25,000,000	United States Treasury Note/Bond	4.250	06/30/31	25,276,367
56,000,000	United States Treasury Note/Bond	4.125	07/31/31	56,223,125
39,000,000	United States Treasury Note/Bond	1.250	08/15/31	32,901,680
9,000,000	United States Treasury Note/Bond	3.750	08/31/31	8,842,148
110,000,000	United States Treasury Note/Bond	3.625	09/30/31	107,262,891
18,200,000	United States Treasury Note/Bond	1.375	11/15/31	15,370,469
48,500,000	United States Treasury Note/Bond	1.875	02/15/32	42,115,430
41,000,000	United States Treasury Note/Bond	2.875	05/15/32	37,931,406
60,500,000	United States Treasury Note/Bond	2.750	08/15/32	55,314,961
18,000,000	United States Treasury Note/Bond	4.125	11/15/32	18,026,719
4,000,000	United States Treasury Note/Bond	3.500	02/15/33	3,831,562
93,250,000	United States Treasury Note/Bond	3.375	05/15/33	88,328,877
66,510,000	United States Treasury Note/Bond	3.875	08/15/33	65,184,996
54,000,000	United States Treasury Note/Bond	4.500	11/15/33	55,290,938
88,000,000	United States Treasury Note/Bond	4.000	02/15/34	86,803,750
108,000,000	United States Treasury Note/Bond	4.375	05/15/34	109,459,687
63,000,000	United States Treasury Note/Bond	3.875	08/15/34	61,405,312
21,250,000	United States Treasury Note/Bond	4.500	02/15/36	21,883,350
22,400,000	United States Treasury Note/Bond	5.000	05/15/37	23,983,750
179,483,000	United States Treasury Note/Bond	3.500	02/15/39	163,652,039
2,000,000	United States Treasury Note/Bond	4.500	08/15/39	2,020,078
44,850,000	United States Treasury Note/Bond	4.375	11/15/39	44,623,998
57,000,000	United States Treasury Note/Bond	1.125	05/15/40	36,068,086
32,500,000	United States Treasury Note/Bond	1.125	08/15/40	20,367,090
17,585,000	United States Treasury Note/Bond	3.875	08/15/40	16,444,036
127,500,000	United States Treasury Note/Bond	1.375	11/15/40	82,855,078
11,185,000	United States Treasury Note/Bond	4.250	11/15/40	10,904,938
76,500,000	United States Treasury Note/Bond	1.875	02/15/41	53,669,531
76,000,000	United States Treasury Note/Bond	2.250	05/15/41	56,320,156
26,350,000	United States Treasury Note/Bond	4.375	05/15/41	25,977,395
70,000,000	United States Treasury Note/Bond	1.750	08/15/41	47,438,672
10,000,000	United States Treasury Note/Bond	3.750	08/15/41	9,114,844
21,150,000	United States Treasury Note/Bond	2.000	11/15/41	14,855,396
48,300,000	United States Treasury Note/Bond	3.125	11/15/41	40,372,008
13,500,000	United States Treasury Note/Bond	2.375	02/15/42	10,019,531
18,550,000	United States Treasury Note/Bond	3.125	02/15/42	15,451,570
22,000,000	United States Treasury Note/Bond	3.000	05/15/42	17,917,109
5,500,000	United States Treasury Note/Bond	3.250	05/15/42	4,647,285
20,000,000	United States Treasury Note/Bond	2.750	08/15/42	15,614,844
70,000,000	United States Treasury Note/Bond	3.375	08/15/42	60,011,328
62,300,000	United States Treasury Note/Bond	4.000	11/15/42	58,116,652
40,300,000	United States Treasury Note/Bond	3.875	02/15/43	36,883,946
10,250,000	United States Treasury Note/Bond	2.875	05/15/43	8,072,275
73,500,000	United States Treasury Note/Bond	3.875	05/15/43	67,091,719
20,500,000	United States Treasury Note/Bond	4.375	08/15/43	19,977,891
117,800,000	United States Treasury Note/Bond	4.750	11/15/43	120,344,664
91,000,000	United States Treasury Note/Bond	4.500	02/15/44	89,915,821
71,000,000	United States Treasury Note/Bond	4.625	05/15/44	71,230,195
74,750,000	United States Treasury Note/Bond	4.125	08/15/44	70,031,406
16,000,000	United States Treasury Note/Bond	2.500	02/15/45	11,535,625
22,000,000	United States Treasury Note/Bond	3.000	05/15/45	17,256,250
16,000,000	United States Treasury Note/Bond	2.875	08/15/45	12,254,375
27,000,000	United States Treasury Note/Bond	2.500	05/15/46	19,134,141
13,300,000	United States Treasury Note/Bond	2.875	11/15/46	10,049,812
28,000,000	United States Treasury Note/Bond	3.000	02/15/47	21,566,563
30,000,000	United States Treasury Note/Bond	2.750	08/15/47	21,937,500

150	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	U.S. TREASURY SECURITIES (continued)
$45,000,000	United States Treasury Note/Bond	2.750%	11/15/47	$32,825,390
38,500,000	United States Treasury Note/Bond	3.000	02/15/48	29,347,226
48,500,000	United States Treasury Note/Bond	3.125	05/15/48	37,752,324
35,500,000	United States Treasury Note/Bond	3.000	08/15/48	26,956,426
35,000,000	United States Treasury Note/Bond	3.375	11/15/48	28,408,789
82,500,000	United States Treasury Note/Bond	3.000	02/15/49	62,387,403
10,500,000	United States Treasury Note/Bond	2.875	05/15/49	7,739,238
7,500,000	United States Treasury Note/Bond	2.250	08/15/49	4,838,086
8,615,000	United States Treasury Note/Bond	2.375	11/15/49	5,699,024
35,850,000	United States Treasury Note/Bond	1.250	05/15/50	17,800,365
28,000,000	United States Treasury Note/Bond	1.375	08/15/50	14,267,969
68,500,000	United States Treasury Note/Bond	1.625	11/15/50	37,287,012
50,000,000	United States Treasury Note/Bond	1.875	02/15/51	28,992,187
52,500,000	United States Treasury Note/Bond	2.375	05/15/51	34,332,129
44,575,000	United States Treasury Note/Bond	2.000	08/15/51	26,546,502
47,500,000	United States Treasury Note/Bond	1.875	11/15/51	27,321,777
45,000,000	United States Treasury Note/Bond	2.250	02/15/52	28,388,672
29,000,000	United States Treasury Note/Bond	2.875	05/15/52	21,055,586
30,000,000	United States Treasury Note/Bond	3.000	08/15/52	22,339,453
55,250,000	United States Treasury Note/Bond	4.000	11/15/52	49,826,436
34,600,000	United States Treasury Note/Bond	3.625	02/15/53	29,141,039
94,000,000	United States Treasury Note/Bond	3.625	05/15/53	79,180,312
56,000,000	United States Treasury Note/Bond	4.125	08/15/53	51,603,125
55,000,000	United States Treasury Note/Bond	4.750	11/15/53	56,218,164
83,000,000	United States Treasury Note/Bond	4.250	02/15/54	78,201,562
62,250,000	United States Treasury Note/Bond	4.625	05/15/54	62,451,826
74,000,000	United States Treasury Note/Bond	4.250	08/15/54	69,849,062

	TOTAL U.S. TREASURY SECURITIES			11,371,302,260

	TOTAL GOVERNMENT BONDS (Cost $20,529,758,319)			19,014,628,623

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	STRUCTURED ASSETS - 2.3%

	ASSET BACKED - 0.6%
475,000	Ally Auto Receivables Trust, Series 2024 1	4.940	10/15/29	480,551
114,723	American Airlines Pass Through Trust, Series 2015 2	3.600	09/22/27	111,123
119,134	American Airlines Pass Through Trust, Series 2016 1	3.575	01/15/28	115,176
361,963	American Airlines Pass Through Trust, Series 2016 2	3.200	06/15/28	344,705
513,990	American Airlines Pass Through Trust, Series 2016 3	3.000	10/15/28	485,282
184,500	American Airlines Pass Through Trust, Series 2017 1	3.650	02/15/29	177,810
546,533	American Airlines Pass Through Trust, Series 2020 A	3.150	02/15/32	500,638
3,000,000	American Express Credit Account Master Trust, Series 2022 3	3.750	08/15/27	2,990,427
1,500,000	American Express Credit Account Master Trust, Series 2023 1	4.870	05/15/28	1,508,323
950,000	American Express Credit Account Master Trust, Series 2023 3	5.230	09/15/28	961,602
950,000	American Express Credit Account Master Trust, Series 2024 3	4.650	07/15/29	957,946
2,000,000	American Express Credit Account Master Trust, Series 2025 1	4.560	12/17/29	2,015,288
1,000,000	American Express Credit Account Master Trust, Series 2023 2	4.800	05/15/30	1,010,785
500,000	American Express Credit Account Master Trust, Series 2023 4	5.150	09/15/30	514,193
24,539	AmeriCredit Automobile Receivables Trust, Series 2020 3	1.060	08/18/26	24,494
212,666	AmeriCredit Automobile Receivables Trust, Series 2021 1	0.890	10/19/26	211,706
407,252	AmeriCredit Automobile Receivables Trust, Series 2021 2	1.010	01/19/27	401,434
1,000,000	AmeriCredit Automobile Receivables Trust, Series 2023 2	5.810	05/18/28	1,012,282
1,000,000	BA Credit Card Trust, Series 2023 A2	4.980	11/15/28	1,010,397
1,000,000	BMW Vehicle Lease Trust, Series 2023 2	5.980	02/25/27	1,011,925
475,000	BMW Vehicle Lease Trust, Series 2024 2	4.210	02/25/28	473,174
1,000,000	BMW Vehicle Owner Trust, Series 2023 A	5.250	11/26/29	1,016,853
455,000	BMW Vehicle Owner Trust, Series 2024 A	5.040	04/25/31	463,234
10,000,000	Cantor Commercial Real Estate Lending, Series 2019 CF1	3.523	05/15/52	9,515,299
5,024,127	Cantor Commercial Real Estate Lending, Series 2019 CF1	3.623	05/15/52	4,783,791
3,000,000	Capital One MExecution Trust, Series 2024 A1	3.920	09/15/29	2,981,036
2,500,000	Capital One Multi-Asset Execution Trust, Series 2019 A3	2.060	08/15/28	2,424,688
895,000	Capital One Prime Auto Receivables Trust, Series 2024 1	4.620	07/16/29	898,768

See Notes to Financial Statements	151

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET BACKED (continued)
$500,000		Capital One Prime Auto Receivables Trust, Series 2024 1	4.660%	01/15/30	$503,068
450,000		Carmax Auto Owner Trust, Series 2025 1	4.950	08/15/30	457,551
227,285		CarMax Auto Owner Trust, Series 2022 1	1.470	12/15/26	225,302
700,000		CarMax Auto Owner Trust, Series 2022 1	2.200	11/15/27	682,492
750,000		CarMax Auto Owner Trust, Series 2023 4	6.000	07/17/28	762,835
750,000		CarMax Auto Owner Trust, Series 2023 4	5.960	05/15/29	774,681
1,000,000		CarMax Auto Owner Trust, Series 2024 1	4.940	08/15/29	1,012,722
1,000,000		CarMax Auto Owner Trust, Series 2024 2	5.510	11/15/29	1,026,123
1,000,000		CarMax Auto Owner Trust, Series 2024 4	4.640	04/15/30	1,004,157
500,000		Carvana Auto Receivables Trust, Series 2022 P1	3.000	02/10/28	485,538
1,000,000		Carvana Auto Receivables Trust, Series 2022 P1	3.520	02/10/28	989,682
500,000		Carvana Auto Receivables Trust, Series 2022 P1	3.300	04/10/28	484,670
1,000,000		Carvana Auto Receivables Trust, Series 2024 P3	4.310	09/10/30	993,190
450,000		Carvana Auto Receivables Trust, Series 2024 P4	4.740	12/10/30	452,181
1,000,000		Chase Issuance Trust, Series 2022 A1	3.970	09/15/27	997,278
1,000,000		Chase Issuance Trust, Series 2023 A1	5.160	09/15/28	1,011,328
1,500,000		Chase Issuance Trust, Series 2023 A2	5.080	09/15/30	1,540,293
500,000		Citibank Credit Card Issuance Trust, Series 2023 A1	5.230	12/08/27	502,243
22,399		CNH Equipment Trust, Series 2021 B	0.440	08/17/26	22,338
1,000,000		CNH Equipment Trust, Series 2021 B	0.700	05/17/27	977,583
259,264		CNH Equipment Trust, Series 2022 C	5.150	04/17/28	260,661
555,000		CNH Equipment Trust, Series 2023 B	5.460	03/17/31	570,445
575,000		CNH Equipment Trust, Series 2024 A	4.800	07/15/31	580,400
1,000,000		CNH Equipment Trust, Series 2024 B	5.230	11/17/31	1,018,377
1,000,000		CNH Equipment Trust, Series 2024 C	4.120	03/15/32	985,992
910,000		CNH Equipment Trust, Series 2025 A	4.540	09/15/32	910,327
475,000		Daimler Trucks Retail Trust, Series 2024 1	5.560	07/15/31	483,939
73,214		Delta Air Lines Pass Through Trust, Series 2015 1	3.625	07/30/27	71,189
219,278		Delta Air Lines Pass Through Trust, Series 2020 1	2.000	06/10/28	204,897
1,500,000		Discover Card Execution Note Trust, Series 2022 A4	5.030	10/15/27	1,503,498
1,500,000		Discover Card Execution Note Trust, Series 2023 A2	4.930	06/15/28	1,510,446
1,500,000		Discover Card Execution Note Trust, Series 2021 A2	1.030	09/15/28	1,430,709
1,490,352		Exeter Automobile Receivables Trust, Series 2022 1A	3.020	06/15/28	1,472,544
1,000,000		Exeter Automobile Receivables Trust, Series 2025 1A	4.670	08/15/28	1,001,950
759,373		FedEx Corp Pass Through Trust, Series 2020 1	1.875	02/20/34	642,225
950,000		Ford Credit Auto Lease Trust, Series 2024 A	5.050	06/15/27	955,192
455,000		Ford Credit Auto Lease Trust, Series 2025 A	4.720	06/15/28	457,223
1,000,000		Ford Credit Auto Owner Trust, Series 2022 A	1.560	05/15/27	983,585
1,000,000		Ford Credit Auto Owner Trust, Series 2022 A	1.910	07/15/27	981,541
1,000,000		Ford Credit Auto Owner Trust, Series 2023 C	5.490	05/15/29	1,023,811
1,000,000		Ford Credit Auto Owner Trust, Series 2024 A	5.010	09/15/29	1,015,420
710,000		Ford Credit Auto Owner Trust, Series 2024 C	4.110	07/15/30	704,258
500,000		Ford Credit Auto Owner Trust, Series 2024 D	4.660	09/15/30	504,580
710,000	(b)	Ford Credit Floorplan Master Owner Trust A, Series 2024 3	4.300	09/15/29	708,317
975,000	(b)	Ford Credit Floorplan Master Owner Trust A Series, Series 2024 1	5.290	04/15/29	991,848
1,000,000		GM Financial Automobile Leasing Trust, Series 2024 1	5.090	02/22/28	1,007,012
710,000		GM Financial Consumer Automobile Receivables Trust, Series 2023 4	5.780	08/16/28	719,246
1,000,000		GM Financial Consumer Automobile Receivables Trust, Series 2024 2	5.100	03/16/29	1,010,017
1,000,000		GM Financial Consumer Automobile Receivables Trust, Series 2024 1	4.860	06/18/29	1,011,699
450,000		GM Financial Consumer Automobile Receivables Trust, Series 2025 1	4.730	08/16/30	455,164
850,000		GM Financial Securitized Term, Series 2022 1	1.510	04/17/28	832,174
1,000,000		Harley-Davidson Motorcycle Trust, Series 2022 A	3.260	01/15/30	989,996
1,000,000		Harley-Davidson Motorcycle Trust, Series 2024 A	5.290	12/15/31	1,018,418
620,000		Harley-Davidson Motorcycle Trust, Series 2024 B	4.280	04/15/32	616,263
1,000,000		Honda Auto Receivables Owner Trust, Series 2024 4	4.330	05/15/29	999,139
500,000		Honda Auto Receivables Owner Trust, Series 2023 4	5.660	02/21/30	510,096
1,500,000		Honda Auto Receivables Owner Trust, Series 2024 1	5.170	05/15/30	1,523,138
795,000		Honda Auto Receivables Owner Trust, Series 2024 2	5.210	07/18/30	810,541
475,000		Honda Auto Receivables Owner Trust, Series 2024 3	4.510	11/21/30	476,257
1,000,000		Honda Auto Receivables Owner Trust, Series 2025 1	4.640	05/21/31	1,007,008
1,000,000		Hyundai Auto Receivables Trust, Series 2023 B	5.310	08/15/29	1,015,810
475,000		Hyundai Auto Receivables Trust, Series 2023 C	5.550	12/17/29	485,633

152	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	ASSET BACKED (continued)
$380,000	Hyundai Auto Receivables Trust, Series 2024 B	4.740%	09/16/30	$383,460
1,000,000	Hyundai Auto Receivables Trust, Series 2024 A	4.920	01/15/31	1,014,166
1,000,000	Hyundai Auto Receivables Trust, Series 2025 A	4.400	04/15/31	997,937
384,168	JetBlue Pass Through Trust, Series 2019 1	2.750	05/15/32	333,141
738,252	JetBlue Pass Through Trust, Series 2020 1	4.000	11/15/32	691,709
17,329	John Deere Owner Trust, Series 2021 B	0.520	03/16/26	17,298
500,000	John Deere Owner Trust, Series 2021 B	0.740	05/15/28	499,057
1,000,000	John Deere Owner Trust, Series 2023 B	5.110	05/15/30	1,012,889
1,000,000	John Deere Owner Trust, Series 2023 C	5.390	08/15/30	1,020,262
1,000,000	John Deere Owner Trust, Series 2024 B	5.190	05/15/31	1,014,298
475,000	John Deere Owner Trust, Series 2024 C	4.150	08/15/31	471,235
1,000,000	John Deere Owner Trust 2024, Series 2024 A	4.910	02/18/31	1,012,927
750,000	John Deere Owner Trust 2025, Series 2025 A	4.230	09/17/29	749,409
475,000	Mercedes-Benz Auto Lease Trust, Series 2024 A	5.320	02/15/30	482,510
475,000	Mercedes-Benz Auto Lease Trust, Series 2024 B	4.220	06/17/30	473,663
1,000,000	Mercedes-Benz Auto Receivables Trust, Series 2022 1	5.250	02/15/29	1,012,500
450,000	Mercedes-Benz Auto Receivables Trust, Series 2025 1	4.920	04/15/31	457,555
905,000	Mercedes-Benz Auto Receivables Trust, Series 2024 1	4.790	07/15/31	908,635
1,000,000	Nissan Auto Lease Trust, Series 2024 A	4.910	04/15/27	1,004,216
1,000,000	Nissan Auto Lease Trust, Series 2023 B	5.610	11/15/27	1,005,222
1,000,000	Nissan Auto Lease Trust, Series 2025 A	4.750	03/15/28	1,007,951
1,000,000	Nissan Auto Lease Trust, Series 2024 B	4.960	08/15/28	1,009,609
940,000	Nissan Auto Receivables Owner Trust, Series 2024 A	5.180	04/15/31	960,003
475,000	Nissan Auto Receivables Owner Trust, Series 2024 B	4.350	09/15/31	474,042
29,295	Santander Drive Auto Receivables Trust, Series 2022 5	4.430	03/15/27	29,289
381,451	Santander Drive Auto Receivables Trust, Series 2021 2	1.350	07/15/27	378,997
500,000	Santander Drive Auto Receivables Trust, Series 2022 7	5.950	01/17/28	501,814
1,000,000	Santander Drive Auto Receivables Trust, Series 2023 5	6.020	09/15/28	1,006,805
1,000,000	Santander Drive Auto Receivables Trust, Series 2024 1	5.230	12/15/28	1,005,126
1,715,000	Santander Drive Auto Receivables Trust, Series 2025 2	4.670	08/15/29	1,718,758
500,000	Santander Drive Auto Receivables Trust, Series 2022 7	6.690	03/17/31	512,885
1,000,000	Synchrony Card Funding LLC, Series 2023 A1	5.540	07/15/29	1,013,459
955,000	Synchrony Card Funding LLC, Series 2024 A1	5.040	03/15/30	967,778
1,230,000	Toyota Auto Receivables Owner, Series 2023 D	5.490	03/15/29	1,261,290
817,462	Toyota Auto Receivables Owner Trust, Series 2021 B	0.530	10/15/26	810,688
500,000	Toyota Auto Receivables Owner Trust, Series 2022 B	3.110	08/16/27	493,735
1,145,000	Toyota Auto Receivables Owner Trust, Series 2024 B	5.280	07/16/29	1,170,880
1,000,000	Toyota Auto Receivables Owner Trust, Series 2024 C	4.830	11/15/29	1,012,965
700,000	Toyota Auto Receivables Owner Trust, Series 2024 D	4.430	04/15/30	701,536
910,000	Toyota Auto Receivables Owner Trust, Series 2025 A	4.760	05/15/30	922,753
138,197	Union Pacific Railroad Co Pass Through Trust, Series 2015 1	2.695	05/12/27	132,802
143,537	United Airlines Pass Through Trust, Series 2013 1	4.300	08/15/25	142,944
96,000	United Airlines Pass Through Trust, Series 2020 1	4.875	01/15/26	95,826
141,647	United Airlines Pass Through Trust, Series 2014 2	3.750	09/03/26	139,505
1,065,536	United Airlines Pass Through Trust, Series 2020 A	5.875	10/15/27	1,085,091
117,800	United Airlines Pass Through Trust, Series 2015 1	3.450	12/01/27	114,064
120,851	United Airlines Pass Through Trust, Series 2016 1	3.100	07/07/28	114,755
120,852	United Airlines Pass Through Trust, Series 2016 1	3.450	07/07/28	114,776
258,013	United Airlines Pass Through Trust, Series 2016 2	2.875	10/07/28	242,435
1,020,434	United Airlines Pass Through Trust, Series 2018 1	3.500	03/01/30	969,248
263,034	United Airlines Pass Through Trust, Series 2019 1	4.150	08/25/31	251,593
195,604	United Airlines Pass Through Trust, Series 2019 2	2.700	05/01/32	173,441
1,625,000	Verizon Master Trust, Series 2024 3	5.340	04/22/30	1,657,837
1,000,000	Verizon Master Trust, Series 2024 6	4.170	08/20/30	995,346
2,730,000	Verizon Master Trust Series, Series 2024 4	5.210	06/20/29	2,754,968
475,000	Volkswagen Auto Lease Trust, Series 2024 A	5.200	12/20/28	480,370
1,000,000	Volkswagen Auto Loan Enhanced, Series 2023 2	5.570	04/22/30	1,024,283
500,000	Volkswagen Auto Loan Enhanced Trust, Series 2024 1	4.630	07/20/29	503,048
1,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2023 1	5.010	01/22/30	1,010,604
3,000,000	WF Card Issuance Trust, Series 2024 A1	4.940	02/15/29	3,036,139
1,000,000	WF Card Issuance Trust, Series 2024 A2	4.290	10/15/29	999,784
875,537	World Omni Auto Receivables Trust, Series 2021 B	0.690	06/15/27	869,192

See Notes to Financial Statements	153

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET BACKED (continued)
$500,000		World Omni Auto Receivables Trust, Series 2021 B	1.040%	06/15/27	$495,894
1,000,000		World Omni Auto Receivables Trust, Series 2023 D	5.850	08/15/29	1,031,793
1,000,000		World Omni Auto Receivables Trust, Series 2024 A	4.840	10/15/29	1,008,864
1,000,000		World Omni Auto Receivables Trust, Series 2024 C	4.440	05/15/30	1,001,108
1,000,000		World Omni Auto Receivables Trust, Series 2024 B	5.230	07/15/30	1,016,853
1,000,000		World Omni Auto Receivables Trust, Series 2025 A	4.860	11/15/30	1,013,962
680,000		World Omni Automobile Lease Securitization Trust, Series 2024 A	5.260	10/15/27	686,259
1,000,000		World Omni Automobile Lease Securitization Trust, Series 2025 A	4.420	04/17/28	999,601
950,000		World Omni Select Auto Trust, Series 2024 A	4.980	02/15/30	957,793

		TOTAL ASSET BACKED			145,411,800

		OTHER MORTGAGE BACKED - 1.7%
2,500,000		BANK, Series 2020 BN30	1.650	12/15/53	2,131,778
1,500,000		BANK, Series 2020 BN30	1.925	12/15/53	1,269,730
500,000	(c)	BANK, Series 2020 BN30	2.111	12/15/53	417,447
500,000	(c)	BANK, Series 2020 BN30	2.445	12/15/53	413,134
2,000,000		BANK, Series 2021 BN31	1.771	02/15/54	1,711,356
1,000,000		BANK, Series 2021 BN31	2.036	02/15/54	852,969
500,000	(c)	BANK, Series 2021 BN31	2.211	02/15/54	419,415
500,000	(c)	BANK, Series 2021 BN31	2.383	02/15/54	415,094
500,000	(c)	BANK, Series 2021 BN31	2.545	02/15/54	395,182
2,000,000		BANK, Series 2017 BNK9	3.538	11/15/54	1,934,785
500,000		BANK, Series 2022 BNK43	4.399	08/15/55	480,155
500,000	(c)	BANK, Series 2022 BNK43	5.229	08/15/55	448,805
800,000		BANK, Series 2023 BNK45	5.203	02/15/56	808,460
1,000,000		BANK, Series 2023 BNK46	5.745	08/15/56	1,047,730
1,000,000		BANK, Series 2024 BNK47	5.716	06/15/57	1,047,781
1,000,000		BANK, Series 2024 BNK48	4.775	10/15/57	978,894
1,000,000	(c)	BANK, Series 2025 BNK49	5.623	03/15/58	1,040,719
1,500,000		BANK, Series 2017 BNK5	3.390	06/15/60	1,454,824
2,773,474		BANK, Series 2018 BN10	3.641	02/15/61	2,737,056
2,000,000	(c)	BANK, Series 2018 BN10	3.898	02/15/61	1,919,968
8,000,000		BANK, Series 2019 BN18	3.584	05/15/62	7,516,988
4,887,429		BANK, Series 2020 BN28	1.584	03/15/63	4,191,822
1,000,000		BANK, Series 2021 BN34	2.438	06/15/63	854,177
1,000,000		BANK, Series 2021 BN33	2.556	05/15/64	878,049
1,000,000		BANK, Series 2021 BN33	2.792	05/15/64	866,009
500,000		BANK, Series 2021 BN33	3.297	05/15/64	414,898
1,000,000	(b),(c)	BANK, Series 2021 BN35	2.500	06/15/64	726,102
500,000	(c)	Bank5, Series 2025 5YR13	5.753	01/15/58	518,632
500,000	(c)	BANK5, Series 2023 5YR3	6.724	09/15/56	528,985
1,731,227		BANK5, Series 2023 5YR4	6.500	12/15/56	1,820,830
2,000,000		BANK5, Series 2024 5YR7	5.769	06/15/57	2,069,020
658,000		BANK5, Series 2024 5YR9	5.614	08/15/57	677,233
1,000,000		BANK5, Series 2024 5YR11	5.893	11/15/57	1,041,708
500,000	(c)	BANK5, Series 2024 5YR12	5.902	12/15/57	521,178
1,000,000		BANK5, Series 2025 5YR14	5.646	04/15/58	1,030,000
500,000		BANK5 Trust, Series 2024 5YR6	6.225	05/15/57	524,048
1,500,000	(c)	Barclays Commercial Mortgage S, Series 2024 A	6.094	05/15/57	1,568,085
3,000,000		BBCMS Mortgage Trust, Series 2017 C1	3.674	02/15/50	2,928,704
8,939,216		BBCMS Mortgage Trust, Series 2020 C6	2.690	02/15/53	8,689,877
500,000		BBCMS Mortgage Trust, Series 2022 C17	4.441	09/15/55	484,852
500,000		BBCMS Mortgage Trust, Series 2023 C20	5.310	07/15/56	508,676
1,000,000	(c)	BBCMS Mortgage Trust, Series 2023 C21	6.000	09/15/56	1,061,890
955,000		BBCMS Mortgage Trust, Series 2023 C22	6.521	11/15/56	1,048,892
1,500,000		BBCMS Mortgage Trust, Series 2024 C24	5.419	02/15/57	1,538,099
2,000,000		BBCMS Mortgage Trust, Series 2024 5C25	5.946	03/15/57	2,077,244
500,000		BBCMS Mortgage Trust, Series 2024 5C27	6.014	07/15/57	521,127
500,000		BBCMS Mortgage Trust, Series 2024 5C29	5.208	09/15/57	507,009
500,000		BBCMS Mortgage Trust, Series 2024 C28	5.403	09/15/57	512,207
500,000	(c)	BBCMS Mortgage Trust, Series 2024 C28	5.844	09/15/57	515,818
1,000,000		BBCMS Mortgage Trust, Series 2024 C30	5.532	11/15/57	1,032,406
500,000		BBCMS Mortgage Trust, Series 2024 5C31	5.609	12/15/57	515,442

154	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)
$1,000,000		BBCMS Mortgage Trust, Series 2025 5C33	5.839%	03/15/58	$1,040,422
1,000,000		BBCMS Mortgage Trust, Series 2025 C32	5.433	02/15/62	1,027,958
1,000,000	(c)	Benchmark Mortgage Trust, Series 2018 B1	3.878	01/15/51	958,182
180,596		Benchmark Mortgage Trust, Series 2018 B4	3.976	07/15/51	180,210
1,000,000	(c)	Benchmark Mortgage Trust, Series 2018 B4	4.519	07/15/51	897,845
5,850,000		Benchmark Mortgage Trust, Series 2019 B11	3.542	05/15/52	5,526,227
1,000,000	(c)	Benchmark Mortgage Trust, Series 2020 B16	2.944	02/15/53	895,398
1,500,000	(c)	Benchmark Mortgage Trust, Series 2020 B16	3.176	02/15/53	1,302,884
1,500,000	(c)	Benchmark Mortgage Trust, Series 2020 B16	3.642	02/15/53	1,209,732
2,000,000	(c)	Benchmark Mortgage Trust, Series 2018 B7	4.510	05/15/53	1,965,202
5,000,000		Benchmark Mortgage Trust, Series 2020 B18	1.925	07/15/53	4,283,252
2,500,000		Benchmark Mortgage Trust, Series 2020 B21	1.704	12/17/53	2,137,710
2,500,000		Benchmark Mortgage Trust, Series 2020 B21	1.978	12/17/53	2,130,628
2,500,000		Benchmark Mortgage Trust, Series 2020 B22	1.685	01/15/54	2,159,974
1,500,000		Benchmark Mortgage Trust, Series 2020 B22	1.973	01/15/54	1,275,832
1,500,000		Benchmark Mortgage Trust, Series 2020 B22	2.163	01/15/54	1,254,062
2,000,000		Benchmark Mortgage Trust, Series 2021 B23	1.620	02/15/54	1,751,970
1,500,000		Benchmark Mortgage Trust, Series 2021 B23	1.823	02/15/54	1,276,897
1,500,000		Benchmark Mortgage Trust, Series 2021 B23	2.070	02/15/54	1,271,882
500,000		Benchmark Mortgage Trust, Series 2021 B23	2.095	02/15/54	378,599
500,000		Benchmark Mortgage Trust, Series 2021 B23	2.274	02/15/54	410,243
500,000	(c)	Benchmark Mortgage Trust, Series 2021 B23	2.563	02/15/54	360,881
1,000,000		Benchmark Mortgage Trust, Series 2021 B25	2.577	04/15/54	868,178
1,000,000		Benchmark Mortgage Trust, Series 2021 B25	2.847	04/15/54	845,468
702,000	(c)	Benchmark Mortgage Trust, Series 2021 B26	2.576	06/15/54	567,951
1,700,000		Benchmark Mortgage Trust, Series 2021 B26	2.613	06/15/54	1,477,241
500,000		Benchmark Mortgage Trust, Series 2021 B26	2.825	06/15/54	427,237
1,500,000		Benchmark Mortgage Trust, Series 2021 B27	2.512	07/15/54	1,249,106
1,000,000		Benchmark Mortgage Trust, Series 2023 V2	5.358	05/15/55	1,012,149
500,000	(c)	Benchmark Mortgage Trust, Series 2022 B36	4.470	07/15/55	482,208
500,000	(c)	Benchmark Mortgage Trust, Series 2022 B36	5.119	07/15/55	448,320
500,000		Benchmark Mortgage Trust, Series 2024 V5	5.805	01/10/57	515,407
500,000	(c)	Benchmark Mortgage Trust, Series 2024 V5	6.417	01/10/57	519,307
1,000,000		Benchmark Mortgage Trust, Series 2024 V8	5.707	07/15/57	1,033,390
730,000		Benchmark Mortgage Trust, Series 2024 V10	5.277	09/15/57	742,216
1,000,000		Benchmark Mortgage Trust, Series 2024 V11	5.423	11/15/57	1,022,762
1,330,000		Benchmark Mortgage Trust, Series 2024 V12	5.738	12/15/57	1,377,497
835,000		Benchmark Mortgage Trust, Series 2025 V13	5.216	02/15/58	847,621
1,856,317		Benchmark Mortgage Trust, Series 2019 B15	2.914	12/15/72	1,817,518
500,000		BENCHMARK Mortgage Trust, Series 2025 V14	5.660	04/15/58	516,780
895,000	(c)	BMARK, Series 2023 V4	6.841	11/15/56	949,762
1,500,000	(c)	BMO Mortgage Trust, Series 2023 C4	5.117	02/15/56	1,508,037
1,000,000	(c)	BMO Mortgage Trust, Series 2023 5C1	6.534	08/15/56	1,047,747
2,000,000	(c)	BMO Mortgage Trust, Series 2023 C6	5.956	09/15/56	2,115,223
910,000		BMO Mortgage Trust, Series 2023 5C2	6.673	11/15/56	959,548
1,000,000		BMO Mortgage Trust, Series 2023 C7	6.160	12/15/56	1,074,233
2,730,000	(c)	BMO Mortgage Trust, Series 2024 C8	5.598	03/15/57	2,825,894
770,000		BMO Mortgage Trust, Series 2024 5C6	5.316	09/15/57	783,065
673,000	(c)	BMO Mortgage Trust, Series 2024 C10	5.478	11/15/57	692,087
950,000	(c)	BMO Mortgage Trust, Series 2024 5C7	5.888	11/15/57	974,145
577,000	(c)	BMO Mortgage Trust, Series 2024 5C8	5.625	12/15/57	594,318
500,000		BMO Mortgage Trust, Series 2025 C11	5.687	02/15/58	522,076
500,000		BMO Mortgage Trust, Series 2025 5C9	5.779	04/15/58	518,779
1,000,000	(c)	CD Mortgage Trust, Series 2016 CD2	3.526	11/10/49	961,416
2,000,000		CD Mortgage Trust, Series 2017 CD3	3.631	02/10/50	1,909,665
12,312		CD Mortgage Trust, Series 2017 CD5	3.025	08/15/50	11,978
2,500,000		CD Mortgage Trust, Series 2017 CD5	3.431	08/15/50	2,415,573
1,000,000	(c)	CD Mortgage Trust, Series 2017 CD5	3.684	08/15/50	959,784
1,750,000		CD Mortgage Trust, Series 2018 CD7	4.279	08/15/51	1,717,244
1,000,000		Citigroup Commercial Mortgage Trust, Series 2016 GC36	3.616	02/10/49	983,129
2,000,000		Citigroup Commercial Mortgage Trust, Series 2016 GC37	3.314	04/10/49	1,970,470
500,000		Citigroup Commercial Mortgage Trust, Series 2016 GC37	3.576	04/10/49	490,153

See Notes to Financial Statements	155

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)
$1,500,000		Citigroup Commercial Mortgage Trust, Series 2016 C2	2.832%	08/10/49	$1,458,803
1,000,000		Citigroup Commercial Mortgage Trust, Series 2017 P8	3.465	09/15/50	956,385
1,480,000		Citigroup Commercial Mortgage Trust, Series 2015 GC33	3.778	09/10/58	1,468,508
22,235		COMM Mortgage Trust, Series 2014 UBS4	3.694	08/10/47	21,968
1,000,000	(c)	COMM Mortgage Trust, Series 2015 LC19	4.216	02/10/48	965,090
1,541,842		COMM Mortgage Trust, Series 2015 LC21	3.708	07/10/48	1,538,286
365,410		COMM Mortgage Trust, Series 2015 CR24	3.432	08/10/48	364,573
1,000,000		COMM Mortgage Trust, Series 2015 CR25	3.759	08/10/48	994,996
1,500,000		COMM Mortgage Trust, Series 2015 LC23	3.774	10/10/48	1,487,893
3,901,123		COMM Mortgage Trust, Series 2019 GC44	2.827	08/15/57	3,761,225
3,000,000		COMM Mortgage Trust, Series 2019 GC44	3.263	08/15/57	2,729,537
650,000	(c)	CSAIL Commercial Mortgage Trust, Series 2016 C6	4.918	01/15/49	614,951
2,000,000	(c)	CSAIL Commercial Mortgage Trust, Series 2018 CX12	4.224	08/15/51	1,941,975
10,000,000		CSAIL Commercial Mortgage Trust, Series 2019 C15	4.053	03/15/52	9,769,452
569,578		DBGS Mortgage Trust, Series 2018 C1	4.358	10/15/51	567,912
5,790,000		DBGS Mortgage Trust, Series 2018 C1	4.466	10/15/51	5,663,762
1,590,000		DBJPM Mortgage Trust, Series 2017 C6	3.328	06/10/50	1,531,663
3,163,898		DBJPM Mortgage Trust, Series 2020 C9	1.900	08/15/53	3,095,423
3,500,000		DBJPMortgage Trust, Series 2016 C1	3.276	05/10/49	3,432,725
1,000,000		DBJPMortgage Trust, Series 2016 C1	3.539	05/10/49	975,324
1,500,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741	1.199	12/25/27	1,381,800
8,440,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741	1.603	12/25/27	7,885,765
1,224,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742	1.760	03/25/28	1,142,886
749,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742	1.369	04/25/28	687,296
3,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K505	4.819	06/25/28	3,043,969
2,876,203		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K744	1.712	07/25/28	2,664,157
8,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K506	4.650	08/25/28	8,082,262
1,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K508	4.740	08/25/28	1,013,093
2,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K507	4.800	09/25/28	2,030,134
725,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K509	4.850	09/25/28	736,973
2,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K514	4.572	12/25/28	2,015,726
3,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K517	5.355	01/25/29	3,100,798
2,075,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K518	5.400	01/25/29	2,149,820
3,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K516	5.477	01/25/29	3,111,537
2,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K520	5.180	03/25/29	2,058,914
950,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K524	4.720	05/25/29	963,356
2,500,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K528	4.508	07/25/29	2,515,920
2,500,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K527	4.618	07/25/29	2,526,389
1,725,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K529	4.791	09/25/29	1,755,383
4,545,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K530	4.792	09/25/29	4,625,471
3,838,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K531	4.630	10/25/29	3,881,731
2,925,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K532	4.250	11/25/29	2,913,202
2,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K535	4.690	11/25/29	2,027,993
1,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K534	4.700	11/25/29	1,014,329
3,015,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K533	4.230	12/25/29	3,000,034
1,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K536	4.850	01/25/30	1,020,928
585,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K537	4.430	02/25/30	586,886
837,412		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128	1.229	03/25/30	773,438
906,687		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125	1.101	08/25/30	821,475
1,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K753	4.400	10/25/30	1,000,430
1,864,009		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127	1.353	11/25/30	1,707,642
2,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K754	4.940	11/25/30	2,051,902
1,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K126	1.792	01/25/31	865,694
9,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125	1.846	01/25/31	7,839,718
3,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127	2.108	01/25/31	2,651,149
1,332,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127	1.851	02/25/31	1,153,889
1,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K755	5.203	02/25/31	1,038,965
1,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128	1.749	03/25/31	859,865
2,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128	2.020	03/25/31	1,757,752
1,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K129	1.647	05/25/31	852,439
4,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K756	4.963	05/25/31	4,108,774
10,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K757	4.456	08/25/31	10,006,362

156	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)
$3,600,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K758	4.680%	10/25/31	$3,644,945
1,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K760	4.550	01/25/32	1,005,277
2,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K759	4.800	01/25/32	2,038,074
3,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022 K148	3.500	07/25/32	2,815,666
2,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 160	4.500	08/25/33	1,992,635
4,748,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 162	5.150	12/25/33	4,943,575
1,500,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 163	5.000	03/25/34	1,544,793
2,500,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 165	4.489	09/25/34	2,478,715
4,380,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 167	4.760	10/25/34	4,430,394
1,000,000	(c)	Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 169	4.660	12/25/34	1,004,854
1,843,046		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520	2.007	07/25/35	1,561,159
2,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520	2.438	02/25/36	1,626,935
2,000,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1521	2.184	08/25/36	1,566,479
1,740,000	(c)	Freddie Mac Structured Certificates, Series S K526	4.543	07/25/29	1,753,397
29,727		GS Mortgage Securities Trust, Series 2014 GC26	3.964	11/10/47	29,034
1,423,318		GS Mortgage Securities Trust, Series 2016 GS4	3.178	11/10/49	1,396,513
1,350,000	(c)	GS Mortgage Securities Trust, Series 2016 GS4	3.949	11/10/49	1,179,900
568,508		GS Mortgage Securities Trust, Series 2015 GC30	3.382	05/10/50	567,657
549,100		GS Mortgage Securities Trust, Series 2017 GS7	2.945	08/10/50	545,502
1,500,000		GS Mortgage Securities Trust, Series 2017 GS7	3.430	08/10/50	1,443,939
2,500,000		GS Mortgage Securities Trust, Series 2019 GC38	3.968	02/10/52	2,409,099
500,000	(c)	GS Mortgage Securities Trust, Series 2019 GC38	4.309	02/10/52	470,740
988,421		GS Mortgage Securities Trust, Series 2020 GC45	2.898	02/13/53	967,259
4,000,000	(c)	GS Mortgage Securities Trust, Series 2020 GC45	3.173	02/13/53	3,669,455
2,000,000	(c)	GS Mortgage Securities Trust, Series 2020 GC45	3.405	02/13/53	1,766,853
2,000,000		GS Mortgage Securities Trust, Series 2020 GC47	2.125	05/12/53	1,792,757
4,000,000		GS Mortgage Securities Trust, Series 2020 GC47	2.377	05/12/53	3,553,947
982,060		GS Mortgage Securities Trust, Series 2020 GSA2	1.662	12/12/53	925,743
3,000,000		GS Mortgage Securities Trust, Series 2020 GSA2	1.721	12/12/53	2,600,344
2,000,000		GS Mortgage Securities Trust, Series 2020 GSA2	2.012	12/12/53	1,705,256
1,000,000		GS Mortgage Securities Trust, Series 2020 GSA2	2.224	12/12/53	820,549
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2	2.822	08/15/49	973,832
1,875,000	(c)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C29	4.118	05/15/48	1,843,790
351,402		JPMBB Commercial Mortgage Securities Trust, Series 2015 C28	3.532	10/15/48	350,498
2,000,000		JPMBB Commercial Mortgage Securities Trust, Series 2015 C33	3.770	12/15/48	1,981,880
1,000,000		JPMBB Commercial Mortgage Securities Trust, Series 2016 C1	3.576	03/17/49	987,404
500,000		JPMBB Commercial Mortgage Securities Trust, Series 2016 C1	3.970	03/17/49	486,475
500,000	(c)	JPMBB Commercial Mortgage Securities Trust, Series 2016 C1	4.700	03/17/49	488,606
681,668		JPMCC Commercial Mortgage Securities Trust, Series 2017 JP6	3.109	07/15/50	660,311
2,500,000		JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7	3.454	09/15/50	2,414,064
1,802,504		JPMCC Commercial Mortgage Securities Trust, Series 2019 COR5	3.219	06/13/52	1,752,819
1,000,000	(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016 C2	3.990	06/15/49	890,651
5,922,824		JPMDB Commercial Mortgage Securities Trust, Series 2016 C4	3.141	12/15/49	5,727,721
2,394,606		JPMDB Commercial Mortgage Securities Trust, Series 2019 COR6	2.946	11/13/52	2,390,260
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025 5C1	5.635	03/15/30	1,032,298
586,935		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22	3.306	04/15/48	585,509
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C24	3.732	05/15/48	995,353
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017 C33	3.599	05/15/50	1,961,026
535,000		Morgan Stanley Capital I Trust, Series 2016 UBS9	3.594	03/15/49	527,508
1,000,000	(c)	Morgan Stanley Capital I Trust, Series 2018 H3	4.854	07/15/51	932,309
1,061,938	(c)	Morgan Stanley Capital I Trust, Series 2018 L1	4.238	10/15/51	1,053,367
1,596,294		Morgan Stanley Capital I Trust, Series 2018 L1	4.288	10/15/51	1,592,977
1,500,000	(c)	Morgan Stanley Capital I Trust, Series 2018 L1	4.407	10/15/51	1,475,612
1,000,000		Morgan Stanley Capital I Trust, Series 2019 L2	4.071	03/15/52	967,547
4,093,696		Morgan Stanley Capital I Trust, Series 2019 H6	3.224	06/15/52	3,990,822
750,000		Morgan Stanley Capital I Trust, Series 2019 H6	3.417	06/15/52	711,343
3,366,400		Morgan Stanley Capital I Trust, Series 2020 HR8	1.790	07/15/53	2,917,719
2,000,000		Morgan Stanley Capital I Trust, Series 2021 L5	2.438	05/15/54	1,762,287
1,000,000		Morgan Stanley Capital I Trust, Series 2021 L5	2.951	05/15/54	874,995
1,000,000		MSWF Commercial Mortgage Trust, Series 2023 1	5.472	05/15/56	1,016,479
1,500,000	(c)	MSWF Commercial Mortgage Trust, Series 2023 2	6.014	12/15/56	1,599,720
309,987		UBS Commercial Mortgage Trust, Series 2017 C3	2.998	08/15/50	309,380

See Notes to Financial Statements	157

Portfolio of Investments March 31, 2025 (continued)

Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$1,500,000		UBS Commercial Mortgage Trust, Series 2017 C3	3.426%	08/15/50	$1,443,377

1,000,000	(c)	UBS Commercial Mortgage Trust, Series 2017 C3	3.739	08/15/50	961,558

11,000,000		UBS Commercial Mortgage Trust, Series 2018 C10	4.313	05/15/51	10,756,341

2,000,000		UBS Commercial Mortgage Trust, Series 2018 C12	4.296	08/15/51	1,963,309

2,400,000	(c)	UBS Commercial Mortgage Trust, Series 2018 C14	5.208	12/15/51	2,136,319

875,000	(c)	Wells Fargo Commercial Mortgage Trust, Series 2015 C28	3.872	05/15/48	871,222

2,000,000		Wells Fargo Commercial Mortgage Trust, Series 2015 C31	3.695	11/15/48	1,985,324

480,000	(c)	Wells Fargo Commercial Mortgage Trust, Series 2015 NXS4	4.224	12/15/48	473,508

2,000,000		Wells Fargo Commercial Mortgage Trust, Series 2016 BNK1	2.652	08/15/49	1,932,937

500,000		Wells Fargo Commercial Mortgage Trust, Series 2016 BNK1	2.967	08/15/49	432,560

1,000,000		Wells Fargo Commercial Mortgage Trust, Series 2016 NXS6	3.377	11/15/49	966,576

2,000,000		Wells Fargo Commercial Mortgage Trust, Series 2018 C46	4.152	08/15/51	1,944,560

2,700,000		Wells Fargo Commercial Mortgage Trust, Series 2019 C49	3.760	03/15/52	2,614,649

1,660,512		Wells Fargo Commercial Mortgage Trust, Series 2019 C50	3.635	05/15/52	1,632,457

3,250,000		Wells Fargo Commercial Mortgage Trust, Series 2019 C50	4.192	05/15/52	2,992,696

10,000,000		Wells Fargo Commercial Mortgage Trust, Series 2019 C53	3.040	10/15/52	9,279,228

2,472,045		Wells Fargo Commercial Mortgage Trust, Series 2020 C58	1.810	07/15/53	2,167,652

1,500,000		Wells Fargo Commercial Mortgage Trust, Series 2020 C58	2.092	07/15/53	1,291,788

500,000		Wells Fargo Commercial Mortgage Trust, Series 2020 C58	2.398	07/15/53	415,876

10,000,000		Wells Fargo Commercial Mortgage Trust, Series 2020 C57	1.864	08/15/53	8,725,746

1,893,000		Wells Fargo Commercial Mortgage Trust, Series 2021 C59	2.626	04/15/54	1,640,865

1,000,000		Wells Fargo Commercial Mortgage Trust, Series 2024 5C1	6.520	07/15/57	1,046,543

750,000		Wells Fargo Commercial Mortgage Trust, Series 2024 C63	5.309	08/15/57	764,762

500,000	(c)	Wells Fargo Commercial Mortgage Trust, Series 2024 5C2	5.920	11/15/57	521,147

1,000,000		Wells Fargo Commercial Mortgage Trust, Series 2025 5C3	6.096	01/15/58	1,049,396

1,000,000		Wells Fargo Commercial Mortgage Trust, Series 2025 C64	5.358	02/15/58	1,020,949

117,000		Wells Fargo Commercial Mortgage Trust, Series 2016 C33	3.896	03/15/59	112,366

		TOTAL OTHER MORTGAGE BACKED			458,482,376

		TOTAL STRUCTURED ASSETS (Cost $634,651,198)			603,894,176

		TOTAL LONG-TERM INVESTMENTS (Cost $28,455,014,864)			26,371,516,884

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%

152,827,332	(e)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360(f)		152,827,332

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $152,827,332)			152,827,332

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.0%

		GOVERNMENT AGENCY DEBT - 0.0%

17,100,000		Federal Home Loan Bank Discount Notes	0.000	04/28/25	17,043,874

		TOTAL GOVERNMENT AGENCY DEBT			17,043,874

		TREASURY DEBT - 1.0%

217,873,000		United States Treasury Bill	0.000	04/01/25	217,873,000

21,000,000		United States Treasury Bill	0.000	04/03/25	20,995,049

17,630,000		United States Treasury Bill	0.000	04/08/25	17,615,445

555,000		United States Treasury Bill	0.000	04/10/25	554,410

		TOTAL TREASURY DEBT			257,037,904

		TOTAL SHORT-TERM INVESTMENTS (Cost $274,083,638)			274,081,778

		TOTAL INVESTMENTS - 100.9% (Cost $28,881,925,834)			26,798,425,994

		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(235,118,733)

		NET ASSETS - 100.0%			$26,563,307,261

158	See Notes to Financial Statements

DGS1	1-Year Treasury Constant Maturity Rate

LIBOR	London Interbank Offered Rate

M	Month

REIT	Real Estate Investment Trust

TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

(a)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $166,608,612.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $96,300,918 or 0.4% of Total Investments.

(c)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

(d)

Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.0% of Total Investments.

(e)	Investments made with cash collateral received from securities on loan.

(f)	The rate shown is the one-day yield as of the end of the reporting period.

See Notes to Financial Statements	159

Portfolio of Investments March 31, 2025

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 98.8%

		BANK LOAN OBLIGATIONS - 2.1%

		CAPITAL GOODS - 0.2%
$84,615	(a),(b)	Air Comm Corporation, LLC, Delayed Draw Term Loan, (N/A - 0.000%)	0.000%	12/11/31	$84,298
1,015,385	(b)	Air Comm Corporation, LLC, Term Loan, (TSFR3M + 3.000%)	7.322	11/21/31	1,011,577
2,254,407	(b)	Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%)	6.942	08/28/28	2,256,211
525,427	(b)	Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%)	7.675	11/03/28	521,171
965,000	(b)	Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%)	8.189	05/17/28	838,170
997,500	(b)	Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%)	6.827	11/03/31	993,345
467,990	(b)	Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%)	7.669	04/12/28	396,037
405,172	(a),(b)	Kaman Corporation, Delayed Draw Term Loan, (N/A + 1.000%)	1.000	02/26/32	400,276
4,294,828	(b)	Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M + 2.750%)	7.047	02/26/32	4,242,925
1,074,600	(b)	Madison Safety & Flow LLC, (TSFR1M + 3.250%)	7.574	09/26/31	1,074,095
2,686,000	(b)	Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%)	6.575	01/31/32	2,659,220
141,720	(b)	Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%)	6.575	04/14/31	140,343
356,093	(b)	Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 1.750%)	6.069	02/01/28	356,985
992,500	(b)	Titan Acquisition Limited, Term Loan B, (TSFR6M + 4.500%)	8.724	02/15/29	989,503
2,487,500	(b)	TransDigm, Inc., Term Loan, (TSFR3M + 2.500%)	6.799	01/20/32	2,477,463
396,420	(b)	TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%)	6.799	02/28/31	394,685
3,398,117	(b)	TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%)	7.049	03/22/30	3,396,588

		TOTAL CAPITAL GOODS			22,232,892

		COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,319,996	(b)	AlixPartners, LLP, Term Loan B, (TSFR1M + 2.500%)	6.939	02/04/28	1,320,821
258,581	(b)	CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 3.000%)	7.306	09/29/28	258,532
625,645	(b)	Dun & Bradstreet Corporation (The), Term Loan, (TSFR1M + 2.250%)	6.572	01/18/29	624,863
1,995,000	(b)	First Advantage Holdings, LLC, Term Loan B, (TSFR1M + 3.250%)	7.575	10/31/31	1,985,963
2,000,000	(b)	GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%)	6.819	03/03/32	1,985,000
1,932,936	(b)	Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%)	6.325	10/15/30	1,927,002
646,923	(b)	Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%)	6.575	11/30/28	646,173
49,826	(b)	Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%)	6.575	11/30/28	49,768
320,275	(b)	West Corporation, Term Loan B3, (TSFR3M + 4.000%)	8.541	04/12/27	249,814

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			9,047,936

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
302,787	(b)	Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 1.750%)	6.189	08/06/27	296,542
2,394,965	(b)	Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%)	7.052	10/16/31	2,393,851
1,557,589	(b)	CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%)	6.802	11/08/32	1,549,918
1,328,244	(b)	Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%)	7.439	12/18/28	1,327,414
3,507,360	(b)	Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M + 2.500%)	6.819	04/23/31	3,487,649
860,601	(b)	PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%)	8.175	02/14/28	848,944
3,929,954	(b),(c)	Wand NewCo 3, Inc., Repriced Term Loan B, (TBD)	TBD	TBD	3,877,411

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			13,781,729

		CONSUMER DURABLES & APPAREL - 0.1%
2,481,091	(b)	AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + 3.000%)	7.323	07/31/28	2,461,429
1,828,750	(b)	Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%)	6.939	05/30/28	1,826,592
622,620	(b)	Samsonite International S.A., Term Loan B, (TSFR1M + 2.000%)	6.325	06/10/30	624,696
282,927	(b)	SRAM, LLC , Term Loan B, (TSFR1M + 2.250%)	6.572	02/27/32	280,982
958,219	(b)	Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%)	7.689	10/29/27	930,268

		TOTAL CONSUMER DURABLES & APPAREL			6,123,967

		CONSUMER SERVICES - 0.2%
3,757,623	(b)	101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%)	6.075	09/23/30	3,728,445
392,964	(b)	Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%)	7.075	08/17/28	392,964
1,291,500	(b)	Caesars Entertainment Inc., Term Loan B, (TSFR3M + 2.250%)	6.563	02/06/30	1,286,121
997,927	(b)	Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%)	7.075	01/31/31	985,658
1,998,417	(b)	Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%)	6.325	10/18/28	1,999,666
535,000	(b),(c)	CE Intermediate I LLC, (TBD)	TBD	TBD	533,162
830,012	(b)	ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%)	9.561	09/18/26	832,518
1,802,340	(b)	Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%)	7.825	01/29/29	1,777,197
5,110,313	(b)	Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%)	6.049	11/29/30	5,096,617
846,791	(b)	IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%)	6.825	12/15/27	842,452
372,990	(b)	KFC Holding Co., Term Loan B, (TSFR1M + 1.750%)	6.181	03/15/28	374,295
496,633	(b)	Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%)	6.566	04/16/29	496,050

160	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER SERVICES (continued)
$1,147,551	(b)	Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%)	7.799%	11/12/29	$1,105,235
301,961	(b)	PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%)	6.825	05/03/29	302,132
448,667	(b)	Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%)	8.562	03/06/28	381,089

		TOTAL CONSUMER SERVICES			20,133,601

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
801,782	(b)	US Foods, Inc., Term Loan B, (TSFR1M + 1.750%)	6.075	11/22/28	808,389

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			808,389

		ENERGY - 0.0%
341,682	(b)	Buckeye Partners, L.P., Term Loan B5, (TSFR1M + 1.750%)	6.075	11/02/26	341,914
1,240,641	(b)	Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.500%)	7.825	03/22/29	1,242,198
733,028	(b)	Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%)	6.569	10/05/28	733,306

		TOTAL ENERGY			2,317,418

		FINANCIAL SERVICES - 0.1%
1,525,954	(b)	AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%)	7.325	08/02/28	1,518,798
692,753	(b)	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%)	6.072	06/24/30	692,898
1,437,903	(b)	First Eagle Investment Management, LLC, Term Loan B2, (TSFR3M + 3.000%)	7.299	03/05/29	1,439,319
3,410,974	(b)	Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%)	6.075	06/24/31	3,404,374

		TOTAL FINANCIAL SERVICES			7,055,389

		FOOD, BEVERAGE & TOBACCO - 0.1%
591,165	(b)	Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%)	8.061	11/26/27	573,865
1,164,121	(b)	Aspire Bakeries Holdings LLC, Term Loan, (TSFR1M + 4.250%)	8.575	12/23/30	1,168,486
2,989,987	(b),(c)	Fiesta Purchaser, Inc, (TBD)	TBD	TBD	2,972,436
143,625	(b)	Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.000%)	6.237	09/30/31	142,879
137,931	(a),(b)	Sauer Brands Inc, Delayed Draw Term Loan, (N/A - 0.000%)	0.000	02/19/32	137,966
1,462,069	(b)	Sauer Brands Inc, Term Loan B, (TSFR1M + 3.250%)	7.575	02/19/32	1,462,434
1,913,497	(b)	Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%)	6.549	03/31/28	1,907,977
821,285	(b)	UTZ Quality Foods, LLC, Term Loan B, (TSFR1M + 2.500%)	6.825	01/29/32	820,156

		TOTAL FOOD, BEVERAGE & TOBACCO			9,186,199

		HEALTH CARE EQUIPMENT & SERVICES - 0.3%
3,633,407	(b)	Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%)	7.672	05/10/27	3,625,195
650,038	(b)	Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.750%)	8.049	06/25/29	649,833
448,867	(b)	Global Medical Response, Inc., PIK Term Loan, (TSFR3M + 5.500%)	9.790	10/02/28	449,365
2,807,527	(b)	ICU Medical, Inc., Term Loan B, (TSFR3M + 2.500%)	6.949	01/08/29	2,806,769
5,823,892	(b)	Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%)	6.575	10/23/28	5,819,436
1,852,813	(b)	Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%)	9.302	02/28/28	1,868,255
3,112,109	(b)	Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%)	6.825	11/15/28	3,108,810
4,435,430	(b)	Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%)	6.825	02/21/31	4,423,077
522,205	(b)	Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%)	6.325	12/03/31	522,205
1,945,736	(b)	Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%)	7.072	12/19/30	1,945,736
2,493,750	(b)	Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%)	7.575	11/26/31	2,490,633

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			27,709,314

		HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
2,615,387	(b)	Kronos Acquisition Holdings Inc., Term Loan, (TSFR3M + 4.000%)	8.299	07/08/31	2,255,771

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,255,771

		INSURANCE - 0.2%
658,615	(b)	Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%)	7.325	11/06/30	655,674
1,990,000	(b)	Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M + 2.750%)	7.069	09/19/31	1,980,050
313,368	(b)	Asurion LLC, Term Loan B8, (TSFR1M + 3.250%)	7.689	12/23/26	313,111
4,451,102	(b)	Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%)	7.325	06/16/31	4,418,120
3,993,251	(b)	HUB International Limited, Term Loan B, (TSFR3M + 2.500%)	6.787	06/20/30	3,981,072
940,919	(b)	Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%)	6.575	09/15/31	939,861
4,680,353	(b)	Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR3M + 3.000%)	7.313	07/31/31	4,670,478
919,355	(b)	Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%)	7.049	05/06/31	914,758
3,965,088	(b)	USI, Inc., Term Loan C, (TSFR3M + 2.250%)	6.549	09/27/30	3,932,039
1,955,337	(b)	USI, Inc., Term Loan D, (TSFR3M + 2.250%)	6.549	11/23/29	1,939,146

		TOTAL INSURANCE			23,744,309

		MATERIALS - 0.1%
637,321	(b)	Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%)	6.175	09/07/27	637,171
3,652,072	(b)	Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%)	7.500	04/13/29	3,640,458
1,177,483	(b)	ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%)	6.291	06/12/31	1,160,804
196,519	(b)	H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%)	6.075	02/15/30	196,519

See Notes to Financial Statements	161

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MATERIALS (continued)

$968,438	(b)	INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%)	8.675%	03/29/29	$932,121

2,240,000	(b)	INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%)	8.575	10/07/31	2,105,600

937,220	(b)	Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%)	9.227	02/12/26	856,774

2,853,945	(b)	TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%)	7.689	03/03/28	2,832,284

730,274	(b)	Tronox Finance LLC, First Lien Term Loan B, (TSFR1M + TSFR3M + 2.500%)	6.812	09/30/31	713,540

130,769	(a),(b)	USALCO, LLC, Delayed Draw Term Loan, (N/A + 1.000%)	1.000	09/30/31	130,963

1,266,058	(b)	USALCO, LLC, Term Loan B, (TSFR3M + 4.000%)	8.299	09/30/31	1,267,938

140,288	(b)	W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%)	7.549	09/22/28	139,148

		TOTAL MATERIALS			14,613,320

		MEDIA & ENTERTAINMENT - 0.0%

474,839	(b)	Altice Financing SA, Term Loan, (TSFR3M + 5.000%)	9.302	10/29/27	390,555

109,704	(b)	DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%)	9.552	08/02/27	109,994

		TOTAL MEDIA & ENTERTAINMENT			500,549

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%

139,831	(b)	Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%)	6.425	11/08/27	140,113

1,330,578	(b)	Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%)	6.173	08/02/27	1,329,407

205,381	(b)	Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR3M + 2.000%)	6.463	11/15/27	203,675

3,118,757	(b)	Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%)	6.575	05/05/28	3,121,096

2,527,710	(b)	Organon & Co, Term Loan, (TSFR1M + 2.250%)	6.572	05/19/31	2,496,113

207,295	(b)	Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%)	6.325	04/20/29	207,295

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			7,497,699

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%

494,653	(b)	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%)	7.075	01/31/30	494,034

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			494,034

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%

2,500,000	(b)	Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%)	7.315	11/13/31	2,484,175

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,484,175

		SOFTWARE & SERVICES - 0.3%

144,489	(b)	Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%)	5.912	08/01/28	115,230

2,675,000	(b)	BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 3.500%)	7.791	11/25/31	2,669,984

3,810,450	(b)	Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%)	6.299	01/31/31	3,790,217

2,958,783	(b)	Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%)	7.291	07/30/31	2,911,472

643,437	(b)	CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%)	6.325	01/23/32	643,035

2,500,000	(b),(c)	CLEARWATER ANALYTICS LLC, (TBD)	TBD	TBD	2,493,750

1,980,050	(b)	Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%)	7.073	04/30/31	1,940,449

2,225,844	(b)	Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%)	7.075	05/30/31	2,222,561

2,222,000	(b)	FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%)	9.291	11/05/31	2,055,350

3,102,951	(b)	Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%)	6.075	09/12/29	3,090,834

824,500	(b)	Informatica LLC, Term Loan B, (TSFR1M + 2.250%)	6.575	10/30/28	825,275

2,985,000	(b)	Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%)	7.575	06/17/31	2,953,717

2,693,190	(b)	Open Text Corporation, Term Loan B, (TSFR1M + 1.750%)	6.075	01/31/30	2,689,972

98,128	(b)	Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%)	10.687	05/15/28	100,931

555,486	(b)	Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%)	7.187	05/15/28	259,412

458,375	(b)	RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%)	7.561	04/24/28	452,904

1,776,978	(b)	Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%)	7.325	10/29/29	1,776,188

1,500,000	(b)	Synechron Inc, Term Loan B, (TSFR3M + 3.750%)	8.041	10/03/31	1,498,125

1,517,169	(b)	UKG Inc., Term Loan B, (TSFR3M + 3.000%)	7.300	02/10/31	1,515,660

2,475,000	(b)	Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%)	7.075	09/28/29	2,462,625

		TOTAL SOFTWARE & SERVICES			36,467,691

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%

2,575,968	(b)	CommScope, Inc., Term Loan, (TSFR1M + 5.250%)	9.575	12/17/29	2,568,987

1,990,000	(b)	Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%)	7.069	12/03/29	1,970,229

144,893	(b)	Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%)	7.053	09/22/31	145,527

581,883	(b),(d)	MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M - 0.000%)	4.405	11/30/25	4,379

379,683	(b),(d)	MLN US HoldCo LLC, Second Out Term Loan, (Prime - 0.000%)	7.500	10/18/27	1,917

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,691,039

		TELECOMMUNICATION SERVICES - 0.0%

1,129,251	(b)	Altice France S.A., Term Loan B12, (TSFR6M + 3.688%)	8.370	01/31/26	990,918

191,500	(b)	Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%)	7.319	11/30/27	191,500

940,000	(b)	Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%)	7.434	10/15/29	927,860

187,000	(b)	Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%)	6.934	01/31/28	182,262

162	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TELECOMMUNICATION SERVICES (continued)

$2,000,000	(b)	Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%)	7.439%	03/09/27	$1,866,440

		TOTAL TELECOMMUNICATION SERVICES			4,158,980

		TRANSPORTATION - 0.1%

1,613,700	(b)	Air Canada, Term Loan B, (TSFR1M + 2.000%)	6.319	03/21/31	1,598,063

487,500	(b)	American Airlines, Inc., Term Loan, (TSFR1M + 2.250%)	6.543	04/20/28	482,510

92,754	(b)	SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%)	8.043	10/20/27	93,815

2,500,000	(b),(c)	Stonepeak Nile Parent LLC, (TBD)	TBD	TBD	2,493,363

642,226	(b)	XPO Logistics, Inc., Term Loan (2028), (TSFR1M + 1.750%)	6.075	05/24/28	642,268

		TOTAL TRANSPORTATION			5,310,019

		UTILITIES - 0.1%

653,019	(b)	Calpine Corporation, Term Loan B5, (TSFR1M + 1.750%)	6.075	02/27/32	651,566

1,620,000	(b),(c)	Cornerstone Generation LLC, (TBD)	TBD	TBD	1,622,025

2,360,186	(b)	Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%)	6.818	05/17/30	2,360,741

873,675	(b)	Vistra Operations Company LLC, First Lien Term Loan B3, (TSFR1M + 1.750%)	6.075	12/31/25	872,002

		TOTAL UTILITIES			5,506,334

		TOTAL BANK LOAN OBLIGATIONS (Cost $228,422,248)			226,120,754

SHARES		DESCRIPTION			VALUE

		COMMON STOCKS - 0.0%

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%

10,391	(e)	Bright Bidco BV			3,304

7,607	(e)	Bright Bidco BV			2,419

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,723

		SOFTWARE & SERVICES - 0.0%

597	(e)	Avaya, Inc			3,483

2,843	(e)	Avaya, Inc			16,583

		TOTAL SOFTWARE & SERVICES			20,066

		TOTAL COMMON STOCKS (Cost $580,349)			25,789

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 32.6%

		AUTOMOBILES & COMPONENTS - 0.6%

350,000	(f)	Clarios Global LP	6.750	02/15/30	353,335

225,000		Dana, Inc	5.375	11/15/27	222,497

225,000		Dana, Inc	5.625	06/15/28	221,672

325,000		Dana, Inc	4.250	09/01/30	299,948

7,920,000		Ford Motor Credit Co LLC	7.350	03/06/30	8,287,408

4,000,000	(f)	Ford Otomotiv Sanayi AS.	7.125	04/25/29	3,965,764

2,594,000		General Motors Co	6.125	10/01/25	2,607,107

1,400,000		General Motors Financial Co, Inc	6.050	10/10/25	1,408,602

5,800,000		General Motors Financial Co, Inc	4.900	10/06/29	5,705,276

3,550,000		General Motors Financial Co, Inc	5.850	04/06/30	3,614,361

2,000,000		General Motors Financial Co, Inc	5.750	02/08/31	2,016,636

12,200,000		General Motors Financial Co, Inc	2.700	06/10/31	10,406,322

9,350,000		General Motors Financial Co, Inc	5.600	06/18/31	9,350,762

2,000,000	(g),(h)	General Motors Financial Co, Inc	5.750	N/A	1,891,778

2,000,000	(g)	Goodyear Tire & Rubber Co	5.000	07/15/29	1,855,172

5,000,000	(g)	Goodyear Tire & Rubber Co	5.250	04/30/31	4,510,259

3,000,000	(f)	Hyundai Capital Services, Inc	2.125	04/24/25	2,994,646

500,000	(f)	IHO Verwaltungs GmbH, , (cash 6.375%, PIK 7.125%)	6.375	05/15/29	481,757

2,000,000	(f),(g)	Nemak SAB de C.V.	3.625	06/28/31	1,534,290

1,360,000	(f)	Phinia, Inc	6.625	10/15/32	1,333,809

750,000	(f)	ZF North America Capital, Inc	6.875	04/14/28	736,576

3,665,000		ZF North America Capital, Inc	6.750	04/23/30	3,482,591

		TOTAL AUTOMOBILES & COMPONENTS			67,280,568

		BANKS - 7.1%

1,500,000	(f)	Akbank T.A.S.	6.800	06/22/31	1,481,250

1,500,000	(f)	Akbank TAS	7.498	01/20/30	1,504,500

5,000,000	(f),(h),(i)	Australia & New Zealand Banking Group Ltd	6.750	N/A	5,072,775

See Notes to Financial Statements	163

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 7.1% (continued)

$3,800,000	(h),(i)	Banco Bilbao Vizcaya Argentaria S.A.	9.375%	N/A	$4,125,941

1,725,000	(f)	Banco Bradesco S.A.	6.500	01/22/30	1,778,303

700,000	(f),(h),(i)	Banco de Credito e Inversiones S.A.	8.750	N/A	743,458

1,800,000	(f),(h),(i)	Banco del Estado de Chile	7.950	N/A	1,886,204

2,000,000	(f),(g)	Banco do Brasil S.A.	6.000	03/18/31	2,024,362

1,725,000	(f)	Banco Industrial S.A.	4.875	01/29/31	1,706,025

3,300,000	(f)	Banco Internacional del Peru SAA Interbank	4.000	07/08/30	3,284,634

2,000,000	(f),(g),(h),(i)	Banco Mercantil del Norte S.A.	8.375	N/A	1,982,574

2,725,000	(f)	Banco Nacional de Comercio Exterior SNC	2.720	08/11/31	2,555,985

4,050,000	(f)	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.621	12/10/29	4,092,849

4,000,000		Banco Santander S.A.	5.294	08/18/27	4,051,518

4,200,000		Banco Santander S.A.	3.800	02/23/28	4,100,809

5,200,000		Banco Santander S.A.	6.350	03/14/34	5,338,906

5,400,000	(h),(i)	Banco Santander S.A.	4.750	N/A	5,176,414

7,400,000	(g),(h),(i)	Banco Santander S.A.	9.625	N/A	8,500,247

2,600,000	(i)	Bancolombia S.A.	8.625	12/24/34	2,748,119

1,800,000	(f),(g)	Bangkok Bank PCL	5.650	07/05/34	1,844,176

2,600,000	(f),(g)	Bangkok Bank PCL	3.466	09/23/36	2,292,914

2,500,000	(f)	Banistmo S.A.	4.250	07/31/27	2,406,146

4,000,000	(f),(i)	Bank Hapoalim BM	3.255	01/21/32	3,827,840

6,000,000	(f),(i)	Bank Leumi Le-Israel BM	3.275	01/29/31	5,842,770

1,000,000		Bank of America Corp	4.450	03/03/26	998,379

23,880,000		Bank of America Corp	2.592	04/29/31	21,448,760

45,500,000		Bank of America Corp	5.288	04/25/34	45,705,530

2,375,000		Bank of America Corp	5.511	01/24/36	2,417,095

30,375,000		Bank of America Corp	5.744	02/12/36	30,316,967

8,925,000		Bank of America Corp	2.676	06/19/41	6,330,667

1,150,000	(h)	Bank of America Corp	4.375	N/A	1,120,813

10,175,000	(h)	Bank of New York Mellon Corp	6.300	N/A	10,428,592

600,000		Barclays plc	2.279	11/24/27	576,833

6,775,000		Barclays plc	5.367	02/25/31	6,850,013

7,500,000		Barclays plc	5.335	09/10/35	7,316,226

4,700,000		Barclays plc	3.330	11/24/42	3,433,682

8,725,000	(g),(h),(i)	Barclays plc	9.625	N/A	9,570,025

3,350,000	(f),(i)	BBVA Bancomer S.A.	5.125	01/18/33	3,184,007

1,100,000	(f),(i)	BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico	7.625	02/11/35	1,110,670

16,225,000	(f),(g),(h),(i)	BNP Paribas S.A.	7.750	N/A	16,711,847

5,000,000	(f),(h),(i)	BNP Paribas S.A.	8.000	N/A	5,194,865

7,900,000	(f),(g),(h),(i)	BNP Paribas S.A.	8.500	N/A	8,262,017

13,275,000		CitiBank NA	5.570	04/30/34	13,642,080

4,025,000		Citigroup, Inc	3.200	10/21/26	3,945,744

2,200,000		Citigroup, Inc	4.300	11/20/26	2,190,779

5,150,000		Citigroup, Inc	4.125	07/25/28	5,067,408

17,700,000		Citigroup, Inc	4.542	09/19/30	17,461,307

20,000,000		Citigroup, Inc	2.572	06/03/31	17,810,493

6,925,000		Citigroup, Inc	6.020	01/24/36	6,991,140

14,800,000		Citigroup, Inc	5.333	03/27/36	14,746,172

4,900,000	(h)	Citigroup, Inc	6.250	N/A	4,929,135

8,425,000	(h)	Citigroup, Inc	7.625	N/A	8,765,058

7,500,000	(h)	Citigroup, Inc	4.000	N/A	7,383,460

6,315,000	(f)	Cooperatieve Rabobank UA	1.339	06/24/26	6,264,767

4,175,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,120,753

11,275,000	(f),(g),(h),(i)	Credit Agricole S.A.	6.700	N/A	10,855,002

12,000,000	(f),(h),(i)	Credit Agricole S.A.	8.125	N/A	12,204,000

4,050,000		Deutsche Bank AG.	5.371	09/09/27	4,140,376

3,750,000		Deutsche Bank AG.	2.311	11/16/27	3,603,445

5,450,000		Deutsche Bank AG.	6.819	11/20/29	5,779,299

7,075,000		Deutsche Bank AG.	4.999	09/11/30	7,041,296

700,000	(f)	Development Bank of Kazakhstan JSC	2.950	05/06/31	600,465

1,675,000	(f)	Grupo Aval Ltd	4.375	02/04/30	1,499,326

635,000	(f),(h)	Hana Bank	3.500	N/A	616,630

6,800,000		HSBC Holdings plc	7.390	11/03/28	7,226,940

164	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 7.1% (continued)

$3,850,000		HSBC Holdings plc	3.973%	05/22/30	$3,705,078

4,525,000		HSBC Holdings plc	5.130	03/03/31	4,538,987

3,800,000		HSBC Holdings plc	5.450	03/03/36	3,786,001

590,000		HSBC Holdings plc	6.800	06/01/38	629,732

10,000,000	(h),(i)	HSBC Holdings plc	8.000	N/A	10,524,380

6,400,000	(g),(h),(i)	HSBC Holdings plc	6.950	N/A	6,376,495

UGX 8,000,000,000	(f)	ICBC Standard Bank plc	14.250	06/26/34	1,869,217

3,000,000	(f)	Intercorp Financial Services, Inc	4.125	10/19/27	2,911,838

4,500,000	(f),(h),(i)	Intesa Sanpaolo SpA	7.700	N/A	4,494,629

2,400,000	(f)	Itau Unibanco Holding S.A.	6.000	02/27/30	2,451,480

2,500,000		JPMorgan Chase & Co	3.200	06/15/26	2,469,957

3,525,000		JPMorgan Chase & Co	4.323	04/26/28	3,507,747

10,905,000		JPMorgan Chase & Co	3.702	05/06/30	10,493,515

10,000,000		JPMorgan Chase & Co	4.995	07/22/30	10,090,513

4,375,000		JPMorgan Chase & Co	5.140	01/24/31	4,443,231

3,810,000		JPMorgan Chase & Co	1.953	02/04/32	3,241,141

10,000,000		JPMorgan Chase & Co	4.912	07/25/33	9,920,482

29,425,000		JPMorgan Chase & Co	5.350	06/01/34	29,903,251

5,625,000		JPMorgan Chase & Co	6.254	10/23/34	6,041,254

16,000,000		JPMorgan Chase & Co	5.766	04/22/35	16,628,903

5,000,000		JPMorgan Chase & Co	5.294	07/22/35	5,019,988

6,000,000		JPMorgan Chase & Co	4.946	10/22/35	5,871,682

3,175,000		JPMorgan Chase & Co	5.502	01/24/36	3,243,392

3,275,000		JPMorgan Chase & Co	2.525	11/19/41	2,264,986

14,550,000		JPMorgan Chase & Co	3.157	04/22/42	10,862,621

700,000		JPMorgan Chase & Co	4.260	02/22/48	581,901

12,500,000	(g),(h)	JPMorgan Chase & Co	6.875	N/A	13,128,738

7,380,000	(h)	JPMorgan Chase & Co	3.650	N/A	7,215,048

5,800,000	(h),(i)	Lloyds Banking Group plc	7.500	N/A	5,819,674

7,150,000	(h)	M&T Bank Corp	3.500	N/A	6,781,914

3,000,000	(f),(i)	Mizrahi Tefahot Bank Ltd	3.077	04/07/31	2,906,250

6,000,000	(h),(i)	NatWest Group plc	8.125	N/A	6,299,268

8,000,000	(f)	NBK SPC Ltd	1.625	09/15/27	7,651,424

3,000,000	(f),(h)	NBK Tier Financing Ltd	3.625	N/A	2,902,500

5,470,000	(f),(h),(i)	Nordea Bank Abp	6.625	N/A	5,486,656

4,720,000		PNC Bank NA	2.700	10/22/29	4,328,511

5,100,000		PNC Financial Services Group, Inc	5.575	01/29/36	5,190,626

4,105,000	(h)	PNC Financial Services Group, Inc	3.400	N/A	3,905,165

6,000,000	(h)	PNC Financial Services Group, Inc	6.200	N/A	6,083,382

1,960,000		Truist Bank	2.250	03/11/30	1,718,433

7,000,000	(h)	Truist Financial Corp	4.950	N/A	6,948,849

4,500,000	(h)	Truist Financial Corp	5.100	N/A	4,364,088

675,000	(f)	Turkiye Garanti Bankasi AS.	8.375	02/28/34	677,363

500,000	(f)	Turkiye Vakiflar Bankasi TAO	8.994	10/05/34	510,116

3,000,000	(f)	United Overseas Bank Ltd	1.250	04/14/26	2,908,688

3,700,000	(f)	United Overseas Bank Ltd	2.000	10/14/31	3,550,193

3,400,000		US Bancorp	4.839	02/01/34	3,303,800

3,425,000		Wells Fargo & Co	3.550	09/29/25	3,410,937

10,475,000		Wells Fargo & Co	2.393	06/02/28	9,997,482

7,900,000		Wells Fargo & Co	6.303	10/23/29	8,307,195

10,750,000		Wells Fargo & Co	5.211	12/03/35	10,675,825

9,500,000	(h)	Wells Fargo & Co	5.875	N/A	9,481,575

6,825,000	(g),(h)	Wells Fargo & Co	7.625	N/A	7,290,690

10,575,000	(h)	Wells Fargo & Co	3.900	N/A	10,364,296

		TOTAL BANKS			753,311,869

		CAPITAL GOODS - 1.5%

1,000,000		AECOM	5.125	03/15/27	992,178

4,500,000	(f)	AerCap Global Aviation	6.500	06/15/45	4,498,208

4,350,000		Air Lease Corp	3.125	12/01/30	3,937,991

2,430,000	(f)	Airbus SE	3.150	04/10/27	2,374,480

1,395,000	(f)	Albion Financing 1 SARL	6.125	10/15/26	1,393,717

650,000	(f)	BAE Systems plc	1.900	02/15/31	552,947

See Notes to Financial Statements	165

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CAPITAL GOODS - 1.5% (continued)

$705,000	(f)	Beacon Roofing Supply, Inc	6.500%	08/01/30	$741,626

22,400,000		Boeing Co	2.196	02/04/26	21,916,188

1,350,000		Boeing Co	3.250	02/01/28	1,294,583

3,600,000		Boeing Co	5.705	05/01/40	3,499,582

22,100,000		Boeing Co	5.805	05/01/50	21,038,789

1,160,000	(f)	Chart Industries, Inc	7.500	01/01/30	1,203,089

1,075,000	(f)	Embraer Netherlands Finance BV	7.000	07/28/30	1,151,642

815,000		Embraer Netherlands Finance BV	5.980	02/11/35	829,344

400,000	(f)	Esab Corp	6.250	04/15/29	405,838

455,000	(f)	Goat Holdco LLC	6.750	02/01/32	445,327

3,075,000	(f)	H&E Equipment Services, Inc	3.875	12/15/28	3,065,070

665,000	(f)	Herc Holdings, Inc	6.625	06/15/29	667,137

5,000,000		Honeywell International, Inc	5.000	03/01/35	4,981,234

9,200,000		Honeywell International, Inc	5.250	03/01/54	8,756,641

2,000,000	(f)	IHS Holding Ltd	7.875	05/29/30	1,986,035

1,500,000	(f),(g)	IHS Holding Ltd	8.250	11/29/31	1,489,956

675,000	(f)	James Hardie International Finance DAC	5.000	01/15/28	655,574

15,000,000		John Deere Capital Corp	4.400	09/08/31	14,850,885

6,958,000		L3Harris Technologies, Inc	5.400	07/31/33	7,046,291

5,000,000		L3Harris Technologies, Inc	5.350	06/01/34	5,047,003

595,000	(f)	Masterbrand, Inc	7.000	07/15/32	593,885

280,000	(f)	MITER BRAND	6.750	04/01/32	277,516

5,775,000		Northrop Grumman Corp	3.250	01/15/28	5,590,931

1,000,000	(f)	Quikrete Holdings, Inc	6.375	03/01/32	1,006,350

10,675,000		Raytheon Technologies Corp	4.125	11/16/28	10,524,465

6,500,000		Raytheon Technologies Corp	6.000	03/15/31	6,903,424

5,000,000		Raytheon Technologies Corp	5.375	02/27/53	4,772,409

1,675,000	(f)	Sisecam UK plc	8.625	05/02/32	1,676,796

2,000,000	(f)	Sociedad Quimica y Minera de Chile S.A.	4.250	05/07/29	1,950,860

1,800,000	(f),(g)	Sociedad Quimica y Minera de Chile S.A.	6.500	11/07/33	1,893,884

2,500,000	(f)	Sociedad Quimica y Minera de Chile S.A.	3.500	09/10/51	1,667,406

3,750,000		Trane Technologies Luxembourg Finance S.A.	3.800	03/21/29	3,652,809

1,575,000	(f)	TransDigm, Inc	6.875	12/15/30	1,609,327

1,470,000	(f)	TransDigm, Inc	6.000	01/15/33	1,446,682

525,000		Tyco Electronics Group S.A.	3.700	02/15/26	521,964

425,000	(f)	WESCO Distribution, Inc	7.250	06/15/28	431,030

480,000	(f)	WESCO Distribution, Inc	6.375	03/15/33	482,423

1,595,000	(f)	Windsor Holdings III LLC	8.500	06/15/30	1,645,853

		TOTAL CAPITAL GOODS			161,469,369

		COMMERCIAL & PROFESSIONAL SERVICES - 0.2%

1,655,000	(f),(g)	ADT Corp	4.875	07/15/32	1,544,918

325,000	(f)	ASGN, Inc	4.625	05/15/28	310,144

1,000,000	(f)	Garda World Security Corp	4.625	02/15/27	973,348

1,035,000	(f)	GTCR W-2 MERGER SUB LLC	7.500	01/15/31	1,077,369

1,338,000	(f)	Prime Security Services Borrower LLC	5.750	04/15/26	1,336,041

1,300,000	(f)	Prime Security Services Borrower LLC	3.375	08/31/27	1,231,912

2,655,000	(f)	Prime Security Services Borrower LLC	6.250	01/15/28	2,657,084

420,000		Verisk Analytics, Inc	3.625	05/15/50	301,411

1,235,000		Waste Management, Inc	1.500	03/15/31	1,037,701

7,700,000		Waste Management, Inc	4.950	03/15/35	7,661,438

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			18,131,366

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%

2,670,000	(f)	Asbury Automotive Group, Inc	4.625	11/15/29	2,502,075

755,000	(f)	Asbury Automotive Group, Inc	5.000	02/15/32	684,694

3,550,000		AutoNation, Inc	5.890	03/15/35	3,543,063

925,000	(f)	Bath & Body Works, Inc	6.625	10/01/30	937,899

550,000	(f)	Group 1 Automotive, Inc	4.000	08/15/28	517,554

6,975,000		Home Depot, Inc	4.950	06/25/34	6,998,427

636,000		Kohl's Corp	4.625	05/01/31	443,866

800,000	(f)	LCM Investments Holdings II LLC	4.875	05/01/29	750,718

790,000	(f)	LCM Investments Holdings II LLC	8.250	08/01/31	819,930

850,000	(f)	Lithia Motors, Inc	4.625	12/15/27	823,315

166	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5% (continued)

$7,450,000		Lowe's Cos, Inc	4.250%	04/01/52	$5,827,373

2,450,000	(f)	Macy's Retail Holdings LLC	6.125	03/15/32	2,238,803

4,900,000	(f)	Magic Mergeco, Inc	5.250	05/01/28	3,363,838

4,215,000		O'Reilly Automotive, Inc	3.550	03/15/26	4,177,303

2,175,000		O'Reilly Automotive, Inc	3.600	09/01/27	2,129,949

2,100,000		O'Reilly Automotive, Inc	4.200	04/01/30	2,048,968

9,530,000		O'Reilly Automotive, Inc	1.750	03/15/31	8,017,231

437,000	(f)	Prosus NV	4.850	07/06/27	434,364

1,425,000	(f)	Prosus NV	4.193	01/19/32	1,298,629

460,000	(f)	Wand NewCo 3, Inc	7.625	01/30/32	470,740

335,000	(f)	Wayfair LLC	7.250	10/31/29	320,797

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			48,349,536

		CONSUMER DURABLES & APPAREL - 0.1%

1,000,000	(f)	CD&R Smokey Buyer, Inc	9.500	10/15/29	912,500

5,000,000		Lennar Corp	5.000	06/15/27	5,030,128

1,175,000	(g)	Newell Brands, Inc	6.375	09/15/27	1,179,351

		TOTAL CONSUMER DURABLES & APPAREL			7,121,979

		CONSUMER SERVICES - 0.3%

1,035,000	(f)	1011778 BC ULC	6.125	06/15/29	1,041,534

1,455,000	(f),(g)	Caesars Entertainment, Inc	6.000	10/15/32	1,358,780

2,000,000	(f)	CDI Escrow Issuer, Inc	5.750	04/01/30	1,956,261

3,285,000	(f)	Churchill Downs, Inc	6.750	05/01/31	3,310,879

1,960,000	(f)	Flutter Treasury Designated Activity Co	6.375	04/29/29	1,996,997

125,000	(f)	Hilton Domestic Operating Co, Inc	5.750	05/01/28	124,979

2,990,000	(f)	Hilton Domestic Operating Co, Inc	5.875	04/01/29	2,999,559

2,200,000	(f)	Hilton Domestic Operating Co, Inc	3.625	02/15/32	1,928,282

400,000	(f)	International Game Technology plc	4.125	04/15/26	395,009

540,000	(f)	International Game Technology plc	6.250	01/15/27	543,582

350,000	(f)	Light & Wonder International, Inc	7.500	09/01/31	358,532

425,000	(f),(g)	Marriott Ownership Resorts, Inc	4.500	06/15/29	389,863

2,000,000	(f),(g)	Meituan	4.500	04/02/28	1,988,322

1,475,000		MGM Resorts International	6.125	09/15/29	1,460,384

1,420,000	(f)	Motion Finco Sarl	8.375	02/15/32	1,380,376

158,000	(f)	NCL Corp Ltd	5.875	03/15/26	157,669

2,335,000		Sands China Ltd	2.300	03/08/27	2,212,083

1,400,000		Sands China Ltd	5.900	08/08/28	1,401,310

1,200,000		Service Corp International	5.750	10/15/32	1,179,284

1,980,000	(f)	Six Flags Entertainment Corp	6.625	05/01/32	1,996,379

1,175,000	(f)	Wynn Macau Ltd	5.625	08/26/28	1,130,340

1,100,000	(f)	Wynn Resorts Finance LLC	6.250	03/15/33	1,071,329

		TOTAL CONSUMER SERVICES			30,381,733

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%

3,505,000	(f)	Albertsons Cos, Inc	6.500	02/15/28	3,554,123

500,000	(f)	Albertsons Cos, Inc	6.250	03/15/33	504,872

18,300,000		Kroger Co	5.000	09/15/34	17,883,921

7,325,000		Kroger Co	5.500	09/15/54	6,909,464

1,380,000	(f)	Performance Food Group, Inc	6.125	09/15/32	1,371,667

730,000		SYSCO Corp	3.750	10/01/25	726,761

2,850,000		SYSCO Corp	5.400	03/23/35	2,869,911

3,700,000		SYSCO Corp	3.150	12/14/51	2,372,877

785,000	(f)	US Foods, Inc	6.875	09/15/28	804,092

5,155,000		Walmart, Inc	1.800	09/22/31	4,419,947

5,900,000		Walmart, Inc	2.500	09/22/41	4,139,188

5,150,000		Walmart, Inc	4.500	04/15/53	4,554,240

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			50,111,063

		ENERGY - 3.5%

2,500,000	(f)	Antero Midstream Partners LP	5.750	01/15/28	2,487,637

2,000,000	(f)	Antero Midstream Partners LP	6.625	02/01/32	2,033,375

1,875,000	(f)	Archrock Partners LP	6.250	04/01/28	1,876,438

1,580,000	(f)	Archrock Partners LP	6.625	09/01/32	1,586,206

9,200,000		BP Capital Markets America, Inc	5.227	11/17/34	9,247,276

400,000	(f)	Buckeye Partners LP	6.750	02/01/30	405,162

See Notes to Financial Statements	167

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 3.5% (continued)

$7,500,000		Cheniere Energy Partners LP	4.000%	03/01/31	$7,033,687

4,250,000		Cheniere Energy Partners LP	3.250	01/31/32	3,740,174

6,900,000		Cheniere Energy Partners LP	5.750	08/15/34	6,997,681

2,000,000	(f)	Chord Energy Corp	6.750	03/15/33	1,989,515

1,440,000	(f)	Civitas Resources, Inc	8.375	07/01/28	1,486,061

640,000	(f)	Civitas Resources, Inc	8.625	11/01/30	660,270

1,750,000	(f)	Civitas Resources, Inc	8.750	07/01/31	1,797,153

1,475,000	(f)	CNX Resources Corp	7.250	03/01/32	1,499,883

500,000	(f)	Coronado Finance Pty Ltd	9.250	10/01/29	462,927

2,000,000	(f)	Cosan Ltd	5.500	09/20/29	1,950,474

3,025,000		Diamondback Energy, Inc	5.550	04/01/35	3,036,877

1,790,000	(f)	DT Midstream, Inc	4.125	06/15/29	1,684,630

1,490,000	(f)	DT Midstream, Inc	4.375	06/15/31	1,370,514

1,050,000		Ecopetrol S.A.	6.875	04/29/30	1,043,707

2,275,000		Ecopetrol S.A.	4.625	11/02/31	1,895,237

2,675,000	(f)	Empresa Nacional del Petroleo	3.450	09/16/31	2,346,554

6,875,000		Enbridge, Inc	5.700	03/08/33	7,056,098

3,960,000		Enbridge, Inc	2.500	08/01/33	3,239,864

10,350,000		Enbridge, Inc	8.500	01/15/84	11,399,511

2,424,000	(f)	Energean Israel Finance Ltd	4.875	03/30/26	2,393,942

1,450,000	(f)	Energean Israel Finance Ltd	8.500	09/30/33	1,491,437

2,675,000		Energy Transfer LP	4.750	01/15/26	2,674,463

1,235,000		Energy Transfer LP	3.750	05/15/30	1,167,696

10,800,000		Energy Transfer LP	5.750	02/15/33	11,051,292

4,100,000		Energy Transfer LP	6.550	12/01/33	4,383,761

2,450,000		Energy Transfer LP	5.550	05/15/34	2,448,495

450,000		Energy Transfer LP	5.400	10/01/47	402,975

4,100,000		Energy Transfer LP	6.250	04/15/49	4,067,394

4,625,000		Energy Transfer LP	5.000	05/15/50	3,894,395

7,950,000		Energy Transfer LP	5.950	05/15/54	7,592,103

10,000,000	(h)	Energy Transfer LP	7.125	N/A	10,118,716

1,670,000		Energy Transfer Operating LP	5.500	06/01/27	1,695,404

500,000	(f)	EnLink Midstream LLC	5.625	01/15/28	508,419

1,425,000		Enterprise Products Operating LLC	4.250	02/15/48	1,154,814

2,300,000		Enterprise Products Operating LLC	4.200	01/31/50	1,826,044

4,575,000		Enterprise Products Operating LLC	3.200	02/15/52	3,014,034

6,575,000		Enterprise Products Operating LLC	3.300	02/15/53	4,390,849

1,200,000	(f)	EQM Midstream Partners LP	6.500	07/01/27	1,231,974

1,756,000	(f)	EQM Midstream Partners LP	4.500	01/15/29	1,700,668

695,000	(f)	EQM Midstream Partners LP	6.375	04/01/29	711,068

850,000	(f)	EQT Corp	3.125	05/15/26	834,947

1,600,000		Expand Energy Corp	5.700	01/15/35	1,605,731

2,211,570	(f)	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	1,947,483

2,750,000	(f)	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	2,323,068

1,033,000		Genesis Energy LP	8.000	01/15/27	1,053,755

490,000		Genesis Energy LP	8.250	01/15/29	505,894

1,450,000	(f)	Hilcorp Energy I LP	5.750	02/01/29	1,400,927

1,450,000	(f)	Hilcorp Energy I LP	6.000	02/01/31	1,351,030

2,000,000	(f)	Hilcorp Energy I LP	8.375	11/01/33	2,049,550

3,500,000	(f)	KazMunayGas National Co JSC	3.500	04/14/33	2,959,862

2,000,000	(f)	Kinetik Holdings LP	6.625	12/15/28	2,031,806

1,070,000	(f)	Kodiak Gas Services LLC	7.250	02/15/29	1,090,707

1,325,000	(f)	Kosmos Energy Ltd	7.750	05/01/27	1,273,992

725,000	(f),(g)	Kosmos Energy Ltd	8.750	10/01/31	671,342

1,525,000	(f)	Leviathan Bond Ltd	6.125	06/30/25	1,522,438

5,000,000		Marathon Petroleum Corp	4.700	05/01/25	4,998,761

15,040,000		Marathon Petroleum Corp	3.800	04/01/28	14,692,662

1,000,000		Marathon Petroleum Corp	4.750	09/15/44	839,398

2,750,000		Marathon Petroleum Corp	5.000	09/15/54	2,256,169

1,500,000	(f)	Medco Maple Tree Pte Ltd	8.960	04/27/29	1,547,474

5,000,000	(f)	MEG Energy Corp	5.875	02/01/29	4,916,763

710,000	(f)	Midwest Connector Capital Co LLC	4.625	04/01/29	704,494

168	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 3.5% (continued)

$4,475,000		MPLX LP	1.750%	03/01/26	$4,357,975

7,235,000		MPLX LP	2.650	08/15/30	6,442,097

7,735,000	(f)	Northern Natural Gas Co	3.400	10/16/51	5,167,410

475,000		Occidental Petroleum Corp	5.550	03/15/26	476,910

5,000,000		Occidental Petroleum Corp	3.500	08/15/29	4,651,612

2,000,000		Occidental Petroleum Corp	6.600	03/15/46	2,016,167

1,450,000	(f)	Oleoducto Central S.A.	4.000	07/14/27	1,405,777

7,750,000		ONEOK, Inc	4.500	03/15/50	6,127,546

1,600,000		ONEOK, Inc	5.700	11/01/54	1,497,562

1,075,000	(f)	ORLEN S.A.	6.000	01/30/35	1,103,006

2,000,000	(f)	Parkland Corp	4.500	10/01/29	1,886,043

1,260,000	(f)	Parkland Corp	4.625	05/01/30	1,182,492

1,210,000	(f)	Permian Resources Operating LLC	7.000	01/15/32	1,237,342

6,200,000	(f)	Pertamina Persero PT	1.400	02/09/26	6,012,928

850,000	(f),(g)	Pertamina Persero PT	3.650	07/30/29	805,372

1,667,000	(g)	Petrobras Global Finance BV	5.999	01/27/28	1,689,808

1,200,000		Petrobras Global Finance BV	6.900	03/19/49	1,141,349

1,000,000		Petroleos Mexicanos	5.950	01/28/31	846,680

6,244,000		Petroleos Mexicanos	6.700	02/16/32	5,486,471

3,000,000		Petroleos Mexicanos	7.690	01/23/50	2,250,368

4,870,000	(c),(f)	Petronas Capital Ltd	4.950	01/03/31	4,889,785

3,600,000	(c),(f)	Petronas Capital Ltd	5.340	04/03/35	3,624,351

1,000,000	(f)	Petronas Energy Canada Ltd	2.112	03/23/28	930,379

15,790,000		Phillips 66	2.150	12/15/30	13,712,228

860,000		Phillips 66 Co	3.150	12/15/29	803,000

775,000		Phillips 66 Co	4.680	02/15/45	652,095

2,050,000	(f)	Promigas S.A. ESP	3.750	10/16/29	1,910,641

3,000,000	(f)	Qatar Petroleum	2.250	07/12/31	2,592,000

2,100,000	(f)	Raizen Fuels Finance S.A.	5.700	01/17/35	1,995,315

8,670,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	8,744,709

8,365,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	8,211,165

3,175,000	(f)	Saudi Arabian Oil Co	2.250	11/24/30	2,774,950

1,375,000	(f)	Saudi Arabian Oil Co	5.250	07/17/34	1,382,530

880,000	(f)	SM Energy Co	6.750	08/01/29	866,893

3,425,000	(f)	Southern Gas Corridor CJSC	6.875	03/24/26	3,458,582

1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,945,080

2,235,000	(f)	Sunoco LP	7.000	05/01/29	2,286,366

1,150,000		Sunoco LP	4.500	05/15/29	1,089,095

300,000		Targa Resources Partners LP	6.500	07/15/27	301,284

1,700,000	(f)	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	1,677,339

2,200,000	(f)	Thaioil Treasury Center Co Ltd	2.500	06/18/30	1,903,495

1,450,000		TotalEnergies Capital International S.A.	2.986	06/29/41	1,057,143

5,550,000		TotalEnergies Capital International S.A.	3.127	05/29/50	3,690,172

2,000,000		TotalEnergies Capital S.A.	5.488	04/05/54	1,935,072

6,025,000		TotalEnergies Capital S.A.	5.425	09/10/64	5,673,600

7,835,000		TransCanada Trust	5.500	09/15/79	7,556,481

555,000	(f)	TransMontaigne Partners LLC	8.500	06/15/30	559,085

888,000	(f)	Transocean, Inc	8.750	02/15/30	922,272

1,875,000	(f)	US LIQUIDSCO0	5.584	10/01/34	1,835,850

2,050,000	(f)	US LIQUIDSCO0	6.176	10/01/54	1,957,303

500,000		USA Compression Partners LP	6.875	09/01/27	500,380

2,125,000	(f)	USA Compression Partners LP	7.125	03/15/29	2,161,272

2,000,000	(f)	Venture Global Calcasieu Pass LLC	4.125	08/15/31	1,817,199

2,205,000	(f)	Venture Global LNG, Inc	8.125	06/01/28	2,253,138

3,000,000	(f)	Venture Global LNG, Inc	9.875	02/01/32	3,186,256

7,050,000		Williams Cos, Inc	2.600	03/15/31	6,194,766

5,550,000		Williams Cos, Inc	5.650	03/15/33	5,687,209

		TOTAL ENERGY			367,348,502

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%

6,850,000		Agree LP	2.000	06/15/28	6,306,678

2,175,000		American Homes 4 Rent LP	5.250	03/15/35	2,133,965

600,000		American Tower Corp	3.375	10/15/26	589,197

See Notes to Financial Statements	169

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2% (continued)

$1,200,000		American Tower Corp	3.600%	01/15/28	$1,168,467

5,370,000		American Tower Corp	1.500	01/31/28	4,930,817

5,800,000		American Tower Corp	3.800	08/15/29	5,569,008

6,950,000		American Tower Corp	2.900	01/15/30	6,393,022

1,375,000		American Tower Corp	2.100	06/15/30	1,202,325

890,000		American Tower Corp	1.875	10/15/30	761,305

5,400,000		American Tower Corp	5.400	01/31/35	5,448,670

10,206,000		Brixmor Operating Partnership LP	2.250	04/01/28	9,476,698

1,525,000		Digital Realty Trust LP	3.600	07/01/29	1,454,355

7,735,000		Essential Properties LP	2.950	07/15/31	6,707,436

3,200,000		Essex Portfolio LP	3.000	01/15/30	2,945,424

5,575,000		Essex Portfolio LP	5.375	04/01/35	5,586,963

1,675,000		Healthcare Realty Holdings LP	3.875	05/01/25	1,673,149

4,125,000		Healthcare Realty Holdings LP	3.500	08/01/26	4,057,189

3,000,000		Healthcare Realty Holdings LP	3.625	01/15/28	2,898,582

8,015,000		Healthcare Realty Holdings LP	3.100	02/15/30	7,354,367

1,660,000		Healthcare Realty Holdings LP	2.400	03/15/30	1,460,227

925,000		Healthcare Realty Holdings LP	2.050	03/15/31	773,568

7,500,000		Highwoods Realty LP	3.875	03/01/27	7,354,341

1,025,000		Highwoods Realty LP	4.125	03/15/28	993,661

1,350,000		Highwoods Realty LP	4.200	04/15/29	1,293,419

8,010,000		Highwoods Realty LP	3.050	02/15/30	7,153,507

2,085,000		Highwoods Realty LP	2.600	02/01/31	1,768,658

155,000	(f)	Iron Mountain, Inc	7.000	02/15/29	158,522

1,310,000	(f)	Iron Mountain, Inc	6.250	01/15/33	1,297,374

4,385,000		Kite Realty Group LP	4.950	12/15/31	4,311,843

3,375,000		MPT Operating Partnership LP	3.500	03/15/31	2,249,733

345,000	(f)	MPT Operating Partnership LP	8.500	02/15/32	351,449

1,075,000		ProLogis LP	2.875	11/15/29	999,238

1,100,000		Regency Centers LP	3.900	11/01/25	1,092,660

950,000		Regency Centers LP	3.600	02/01/27	934,670

3,575,000		Regency Centers LP	2.950	09/15/29	3,331,169

8,398,000	(f)	SBA Tower Trust	1.884	01/15/26	8,190,885

7,500,000	(f)	SBA Tower Trust	1.631	11/15/26	7,122,290

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			127,494,831

		FINANCIAL SERVICES - 3.1%

9,050,000		AerCap Ireland Capital DAC	1.750	01/30/26	8,836,884

17,975,000		AerCap Ireland Capital DAC	3.000	10/29/28	16,891,293

7,000,000		AerCap Ireland Capital DAC	3.300	01/30/32	6,201,676

1,250,000		AerCap Ireland Capital DAC	3.850	10/29/41	988,766

5,705,000	(h)	Bank of New York Mellon Corp	4.700	N/A	5,670,451

4,690,000	(f)	Block, Inc	6.500	05/15/32	4,737,280

622,500	(f)	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	617,893

2,490,000		Capital One Financial Corp	3.750	03/09/27	2,449,662

5,490,000	(g),(h)	Capital One Financial Corp	3.950	N/A	5,251,358

10,800,000	(h)	Charles Schwab Corp	5.375	N/A	10,761,698

7,550,000	(f)	Citadel Finance LLC	5.900	02/10/30	7,521,120

600,000	(f)	Compass Group Diversified Holdings LLC	5.250	04/15/29	566,017

2,500,000		Corebridge Financial, Inc	6.050	09/15/33	2,608,483

3,475,000		Corebridge Financial, Inc	5.750	01/15/34	3,566,216

6,400,000	(h),(i)	Deutsche Bank AG.	6.000	N/A	6,328,235

5,400,000		Discover Bank	3.450	07/27/26	5,309,196

2,275,000		Discover Bank	2.700	02/06/30	2,036,545

1,705,000	(f)	FirstCash, Inc	6.875	03/01/32	1,726,232

5,330,000		Fiserv, Inc	3.500	07/01/29	5,068,845

5,275,000		Fiserv, Inc	5.450	03/15/34	5,347,442

11,000,000		Fiserv, Inc	5.150	08/12/34	10,910,305

5,277,000		Goldman Sachs Group, Inc	3.500	04/01/25	5,277,000

5,800,000		Goldman Sachs Group, Inc	5.798	08/10/26	5,823,520

5,600,000		Goldman Sachs Group, Inc	4.482	08/23/28	5,586,408

12,395,000		Goldman Sachs Group, Inc	5.851	04/25/35	12,810,121

360,000		Goldman Sachs Group, Inc	6.750	10/01/37	389,295

170	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 3.1% (continued)

$1,900,000		Goldman Sachs Group, Inc	4.411%	04/23/39	$1,690,522

4,875,000		Goldman Sachs Group, Inc	3.210	04/22/42	3,594,826

725,000		Goldman Sachs Group, Inc	3.436	02/24/43	548,685

10,000,000	(h)	Goldman Sachs Group, Inc	7.500	N/A	10,488,760

5,900,000	(h)	Goldman Sachs Group, Inc	7.500	N/A	6,187,363

800,000	(f)	HAT Holdings I LLC	8.000	06/15/27	828,184

925,000		Icahn Enterprises LP	5.250	05/15/27	879,408

3,800,000		Icahn Enterprises LP	4.375	02/01/29	3,165,943

7,400,000	(f)	Indian Railway Finance Corp Ltd	2.800	02/10/31	6,562,658

2,500,000	(f)	Jane Street Group	6.125	11/01/32	2,459,956

2,500,000	(f)	Minejesa Capital BV	5.625	08/10/37	2,351,398

1,040,000		Morgan Stanley	4.000	07/23/25	1,038,397

4,444,000		Morgan Stanley	2.188	04/28/26	4,435,211

11,950,000		Morgan Stanley	3.125	07/27/26	11,743,429

685,000		Morgan Stanley	3.950	04/23/27	677,567

3,000,000		Morgan Stanley	5.449	07/20/29	3,068,345

7,250,000		Morgan Stanley	6.407	11/01/29	7,652,237

15,750,000		Morgan Stanley	5.250	04/21/34	15,757,778

3,625,000		Morgan Stanley	5.424	07/21/34	3,667,236

3,675,000		Morgan Stanley	5.831	04/19/35	3,808,277

12,525,000		Morgan Stanley	5.320	07/19/35	12,526,298

11,850,000		Morgan Stanley	5.587	01/18/36	12,102,017

2,350,000	(f)	Muthoot Finance Ltd	6.375	04/23/29	2,312,565

5,000,000		Navient Corp	5.000	03/15/27	4,892,404

1,345,000		OneMain Finance Corp	3.500	01/15/27	1,289,092

5,000,000		OneMain Finance Corp	4.000	09/15/30	4,404,768

2,000,000		OneMain Finance Corp	7.125	11/15/31	2,011,888

350,000	(f)	PennyMac Financial Services, Inc	7.875	12/15/29	364,105

2,975,000	(f)	Power Finance Corp Ltd	3.950	04/23/30	2,827,035

2,000,000	(f)	Rocket Mortgage LLC	4.000	10/15/33	1,715,596

1,375,000		S&P Global, Inc	4.250	05/01/29	1,364,970

550,000	(g)	Springleaf Finance Corp	5.375	11/15/29	523,242

815,000	(f)	Starwood Property Trust, Inc	6.500	07/01/30	815,414

6,950,000	(h)	State Street Corp	6.700	N/A	7,125,606

8,325,000	(f)	UBS Group AG.	2.193	06/05/26	8,285,898

6,450,000	(f)	UBS Group AG.	1.305	02/02/27	6,271,949

4,600,000	(f)	UBS Group AG.	6.442	08/11/28	4,771,739

7,500,000	(f)	UBS Group AG.	5.617	09/13/30	7,699,471

3,500,000	(f)	UBS Group AG.	3.179	02/11/43	2,552,367

4,000,000	(f),(h),(i)	UBS Group AG.	9.250	N/A	4,564,808

800,000	(f)	UWM Holdings LLC	6.625	02/01/30	793,466

2,000,000	(f),(g)	VistaJet Malta Finance plc	6.375	02/01/30	1,752,063

665,000	(f)	Walker & Dunlop, Inc	6.625	04/01/33	663,337

800,000	(f)	WEX, Inc	6.500	03/15/33	791,229

		TOTAL FINANCIAL SERVICES			326,309,448

		FOOD, BEVERAGE & TOBACCO - 0.9%

3,100,000	(f)	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	06/29/28	2,740,083

6,875,000		Anheuser-Busch Cos LLC	4.700	02/01/36	6,629,723

12,553,000		Anheuser-Busch Cos LLC	4.900	02/01/46	11,574,933

10,260,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	10,362,897

11,000,000		Anheuser-Busch InBev Worldwide, Inc	5.000	06/15/34	11,070,215

2,000,000	(f)	Bimbo Bakeries USA, Inc	6.050	01/15/29	2,076,142

3,250,000	(f)	Cia Cervecerias Unidas S.A.	3.350	01/19/32	2,845,748

3,000,000	(f),(g)	Coca-Cola Icecek AS.	4.500	01/20/29	2,849,633

1,875,000	(f)	Embotelladora Andina S.A.	3.950	01/21/50	1,422,656

2,250,000	(f)	Gruma SAB de C.V.	5.390	12/09/34	2,244,375

2,000,000	(f)	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,691,053

5,550,000	(f)	Mars, Inc	5.200	03/01/35	5,577,788

5,000,000	(f)	Mars, Inc	5.650	05/01/45	5,010,882

3,950,000	(f)	Mars, Inc	5.700	05/01/55	3,946,661

1,500,000	(f)	NBM US Holdings, Inc	6.625	08/06/29	1,499,659

9,000,000		Philip Morris International, Inc	5.250	02/13/34	9,084,446

See Notes to Financial Statements	171

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOOD, BEVERAGE & TOBACCO - 0.9% (continued)

$680,000	(f)	Post Holdings, Inc	6.250%	02/15/32	$683,991

2,000,000	(f)	Post Holdings, Inc	6.375	03/01/33	1,966,631

5,500,000	(f)	Primo Water Holdings, Inc	4.375	04/30/29	5,263,390

2,500,000	(f)	Ulker Biskuvi Sanayi AS.	7.875	07/08/31	2,515,355

1,305,000	(f)	Viking Baked Goods Acquisition Corp	8.625	11/01/31	1,209,314

		TOTAL FOOD, BEVERAGE & TOBACCO			92,265,575

		HEALTH CARE EQUIPMENT & SERVICES - 1.1%

980,000		Advocate Health & Hospitals Corp	3.008	06/15/50	651,955

285,000		Aetna, Inc	6.625	06/15/36	303,916

2,100,000		Boston Scientific Corp	2.650	06/01/30	1,913,504

3,700,000		Cardinal Health, Inc	5.750	11/15/54	3,624,447

1,640,000		Centene Corp	2.450	07/15/28	1,496,480

8,310,000		Centene Corp	3.000	10/15/30	7,268,166

6,250,000	(f)	CHS	5.250	05/15/30	5,156,528

430,000	(f)	Concentra Escrow Issuer Corp	6.875	07/15/32	437,528

495,000		CVS Health Corp	3.875	07/20/25	493,565

8,550,000		CVS Health Corp	4.780	03/25/38	7,671,488

19,325,000		CVS Health Corp	5.050	03/25/48	16,490,880

1,000,000	(f)	DaVita, Inc	4.625	06/01/30	920,572

2,000,000	(f)	DaVita, Inc	6.875	09/01/32	2,011,220

9,160,000		Elevance Health, Inc	2.250	05/15/30	8,158,902

2,625,000		Elevance Health, Inc	5.125	02/15/53	2,354,870

2,815,000		HCA, Inc	5.625	09/01/28	2,879,181

5,000,000		HCA, Inc	3.500	09/01/30	4,636,811

9,475,000		HCA, Inc	3.625	03/15/32	8,565,676

21,525,000		HCA, Inc	5.750	03/01/35	21,718,741

3,500,000	(f)	Hologic, Inc	3.250	02/15/29	3,228,622

800,000	(f)	Molina Healthcare, Inc	6.250	01/15/33	787,351

225,000		Tenet Healthcare Corp	4.625	06/15/28	217,163

5,400,000		Tenet Healthcare Corp	6.125	10/01/28	5,375,294

2,500,000		Tenet Healthcare Corp	4.250	06/01/29	2,355,237

3,200,000		Tenet Healthcare Corp	4.375	01/15/30	2,999,767

7,185,000		UnitedHealth Group, Inc	2.300	05/15/31	6,287,651

2,750,000		UnitedHealth Group, Inc	5.150	07/15/34	2,768,611

1,375,000		UnitedHealth Group, Inc	3.750	10/15/47	1,038,091

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			121,812,217

		HOUSEHOLD & PERSONAL PRODUCTS - 0.2%

3,150,000		Church & Dwight Co, Inc	2.300	12/15/31	2,705,805

1,170,000	(f),(g)	Coty, Inc	6.625	07/15/30	1,197,827

8,175,000		Haleon US Capital LLC	3.625	03/24/32	7,526,965

8,350,000		Unilever Capital Corp	4.625	08/12/34	8,211,749

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			19,642,346

		INSURANCE - 1.6%

2,550,000	(f)	Acrisure LLC	4.250	02/15/29	2,385,947

131,000		Aflac, Inc	6.450	08/15/40	142,791

825,000	(f)	Alliant Holdings Intermediate LLC	4.250	10/15/27	796,208

4,360,000	(f)	Alliant Holdings Intermediate LLC	6.750	04/15/28	4,377,049

2,000,000	(f)	Alliant Holdings Intermediate LLC	6.500	10/01/31	1,963,368

6,400,000	(f)	Allianz SE	6.350	09/06/53	6,621,542

11,160,000		Aon Corp	2.800	05/15/30	10,177,088

1,450,000		Aon Corp	5.350	02/28/33	1,474,440

1,045,000	(f)	Ardonagh Finco Ltd	7.750	02/15/31	1,064,495

1,000,000		Arthur J Gallagher & Co	5.750	03/02/53	978,152

4,500,000		AXIS Specialty Finance LLC	4.900	01/15/40	4,237,401

825,000		Berkshire Hathaway Finance Corp	2.875	03/15/32	746,151

9,950,000		Berkshire Hathaway Finance Corp	2.850	10/15/50	6,383,742

1,500,000		Berkshire Hathaway Finance Corp	3.850	03/15/52	1,154,661

8,225,000	(f)	Five Corners Funding Trust II	2.850	05/15/30	7,487,277

2,500,000	(f)	Hanwha Life Insurance Co Ltd	3.379	02/04/32	2,424,241

15,431,000		Hartford Financial Services Group, Inc	2.800	08/19/29	14,256,328

350,000		Hartford Financial Services Group, Inc	4.300	04/15/43	299,246

3,400,000		Hartford Financial Services Group, Inc	2.900	09/15/51	2,147,633

172	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INSURANCE - 1.6% (continued)

$2,755,000	(f)	HUB International Ltd	7.250%	06/15/30	$2,837,667

1,450,000	(f)	Liberty Mutual Group, Inc	3.951	10/15/50	1,062,424

525,000		MetLife, Inc	3.600	11/13/25	522,167

1,025,000		MetLife, Inc	5.000	07/15/52	930,762

9,875,000		MetLife, Inc	6.350	03/15/55	9,894,355

5,870,000	(h)	MetLife, Inc	3.850	N/A	5,801,174

3,250,000	(f)	Panther Escrow Issuer LLC	7.125	06/01/31	3,311,527

10,175,000		PartnerRe Finance B LLC	4.500	10/01/50	9,453,684

3,500,000		Principal Financial Group, Inc	2.125	06/15/30	3,066,205

1,975,000		Prudential Financial, Inc	5.200	03/14/35	1,976,889

2,000,000		Prudential Financial, Inc	3.905	12/07/47	1,541,379

5,500,000		Prudential Financial, Inc	5.125	03/01/52	5,235,212

10,250,000		Prudential Financial, Inc	6.500	03/15/54	10,438,969

9,575,000		Reinsurance Group of America, Inc	5.750	09/15/34	9,739,434

5,275,000		RenaissanceRe Holdings Ltd	5.800	04/01/35	5,402,501

985,000	(f)	Ryan Specialty LLC	5.875	08/01/32	972,868

11,300,000	(f)	Swiss Re Finance Luxembourg S.A.	5.000	04/02/49	11,179,090

3,800,000		Verisk Analytics, Inc	5.250	06/05/34	3,831,367

3,900,000	(b),(f)	Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%)	7.792	01/05/27	4,006,860

1,900,000	(b),(f)	Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%)	6.792	01/07/28	1,937,240

5,000,000	(b),(f)	Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%)	6.049	01/08/29	4,999,500

		TOTAL INSURANCE			167,259,034

		MATERIALS - 1.0%

875,000	(f),(g)	Alpek SAB de C.V.	4.250	09/18/29	826,454

2,000,000	(f)	Alpek SAB de C.V.	3.250	02/25/31	1,729,168

370,000		Amcor Flexibles North America, Inc	3.100	09/15/26	361,552

4,725,000		Amcor Flexibles North America, Inc	2.630	06/19/30	4,242,466

7,535,000		Amcor Flexibles North America, Inc	2.690	05/25/31	6,630,089

2,300,000	(g)	AngloGold Ashanti Holdings plc	3.375	11/01/28	2,170,365

2,500,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	2,307,260

1,778,000	(f)	Antofagasta plc	2.375	10/14/30	1,531,351

1,600,000	(f)	Antofagasta plc	5.625	05/13/32	1,616,387

1,150,000	(f)	Antofagasta plc	6.250	05/02/34	1,188,415

1,445,000	(f)	Arsenal AIC Parent LLC	8.000	10/01/30	1,473,339

400,000	(f)	Avient Corp	6.250	11/01/31	396,236

3,570,000		Ball Corp	6.875	03/15/28	3,650,564

1,850,000		Ball Corp	2.875	08/15/30	1,612,493

10,105,000		Berry Global, Inc	1.570	01/15/26	9,849,480

6,100,000		Berry Global, Inc	1.650	01/15/27	5,786,813

1,500,000	(f)	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	1,432,375

1,325,000	(f)	Cemex SAB de C.V.	5.450	11/19/29	1,316,806

1,500,000		Commercial Metals Co	4.125	01/15/30	1,402,027

3,000,000	(f)	Corp Nacional del Cobre de Chile	3.000	09/30/29	2,742,254

2,000,000	(f),(g)	Corp Nacional del Cobre de Chile	3.150	01/14/30	1,825,413

3,500,000	(f)	Corp Nacional del Cobre de Chile	6.330	01/13/35	3,598,455

325,000	(f)	Corp Nacional del Cobre de Chile	6.440	01/26/36	337,624

265,000		DowDuPont, Inc	4.493	11/15/25	264,582

800,000	(f)	Freeport Indonesia PT	4.763	04/14/27	793,446

1,860,000	(f)	Freeport Indonesia PT	5.315	04/14/32	1,825,035

1,500,000	(f)	Fresnillo plc	4.250	10/02/50	1,094,666

1,500,000	(f)	Inversiones CMPC S.A.	4.375	04/04/27	1,487,783

4,900,000	(f)	Inversiones CMPC S.A.	3.000	04/06/31	4,276,717

3,000,000	(f)	Klabin Austria GmbH	5.750	04/03/29	3,000,168

3,000,000	(f)	Kraton Corp	5.000	07/15/27	3,031,217

2,600,000	(f)	MEGlobal BV	2.625	04/28/28	2,421,825

2,000,000	(f)	Mineral Resources Ltd	8.000	11/01/27	1,975,941

1,325,000	(f)	Mineral Resources Ltd	9.250	10/01/28	1,324,858

725,000	(f)	Nexa Resources S.A.	6.750	04/09/34	751,334

6,350,000		Nutrien Ltd	2.950	05/13/30	5,807,888

1,600,000	(f)	OCP S.A.	3.750	06/23/31	1,418,016

1,075,000	(f)	OCP S.A.	6.750	05/02/34	1,103,769

855,000	(f)	Olin Corp	6.625	04/01/33	830,728

See Notes to Financial Statements	173

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MATERIALS - 1.0% (continued)

$1,750,000	(g)	Sasol Financing USA LLC	4.375%	09/18/26	$1,690,006

670,000	(f)	Sealed Air Corp	6.125	02/01/28	670,965

600,000	(f)	Sealed Air Corp	7.250	02/15/31	621,091

1,280,000	(f),(g)	Sealed Air Corp	6.500	07/15/32	1,295,557

2,400,000		Suzano Austria GmbH	3.750	01/15/31	2,166,153

5,000,000		Suzano Austria GmbH	3.125	01/15/32	4,258,255

4,070,000	(f)	Tronox, Inc	4.625	03/15/29	3,480,786

3,675,000	(f)	UltraTech Cement Ltd	2.800	02/16/31	3,243,647

		TOTAL MATERIALS			106,861,819

		MEDIA & ENTERTAINMENT - 1.0%

4,900,000	(f)	CCO Holdings LLC	5.125	05/01/27	4,826,199

2,500,000	(f)	CCO Holdings LLC	4.500	08/15/30	2,275,768

5,000,000	(f)	CCO Holdings LLC	4.250	02/01/31	4,430,639

6,300,000		Charter Communications Operating LLC	4.400	04/01/33	5,695,761

10,250,000		Charter Communications Operating LLC	6.550	06/01/34	10,543,903

10,650,000		Charter Communications Operating LLC	4.800	03/01/50	8,029,393

5,000,000		Charter Communications Operating LLC	5.250	04/01/53	4,040,506

3,700,000		Comcast Corp	4.150	10/15/28	3,659,651

1,000,000		Comcast Corp	3.900	03/01/38	858,230

10,358,000		Comcast Corp	2.887	11/01/51	6,317,054

10,186,000		Comcast Corp	2.937	11/01/56	5,984,785

4,100,000	(f)	CSC Holdings LLC	5.500	04/15/27	3,795,852

985,000	(f)	DIRECTV Holdings LLC	5.875	08/15/27	954,510

2,000,000	(f)	DISH Network Corp	11.750	11/15/27	2,106,153

2,000,000	(f)	Gray Television, Inc	10.500	07/15/29	2,083,700

2,985,000		Grupo Televisa SAB	6.625	01/15/40	2,759,973

650,000		Lamar Media Corp	3.750	02/15/28	618,506

2,000,000		Lamar Media Corp	4.875	01/15/29	1,944,704

1,000,000		Lamar Media Corp	4.000	02/15/30	926,162

1,675,000		Lamar Media Corp	3.625	01/15/31	1,497,056

1,275,000	(f)	LCPR Senior Secured Financing DAC	5.125	07/15/29	934,698

1,145,000	(f)	McGraw-Hill Education, Inc	7.375	09/01/31	1,151,321

3,750,000		Paramount Global	4.200	05/19/32	3,362,907

2,725,000	(f)	Sirius XM Radio, Inc	4.000	07/15/28	2,542,435

1,575,000	(f)	Sirius XM Radio, Inc	4.125	07/01/30	1,398,981

500,000	(f),(g)	Sirius XM Radio, Inc	3.875	09/01/31	428,538

3,000,000	(f)	Sunrise FinCo I BV	4.875	07/15/31	2,728,095

250,000		Time Warner Cable LLC	5.875	11/15/40	229,216

1,275,000	(f)	Univision Communications, Inc	4.500	05/01/29	1,126,499

2,000,000	(f)	VZ Secured Financing BV	5.000	01/15/32	1,737,848

15,000,000		Warnermedia Holdings, Inc	3.755	03/15/27	14,630,365

6,925,000		Warnermedia Holdings, Inc	5.141	03/15/52	5,048,302

2,325,000	(g)	Weibo Corp	3.375	07/08/30	2,145,534

1,413,000	(f)	Ziff Davis, Inc	4.625	10/15/30	1,280,032

		TOTAL MEDIA & ENTERTAINMENT			112,093,276

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%

6,875,000		AbbVie, Inc	4.050	11/21/39	6,029,032

24,850,000		Amgen, Inc	5.650	03/02/53	24,376,069

1,500,000	(f)	Avantor Funding, Inc	4.625	07/15/28	1,445,686

2,040,000	(f)	Avantor Funding, Inc	3.875	11/01/29	1,883,375

10,000,000		Bristol-Myers Squibb Co	5.550	02/22/54	9,854,943

17,900,000		Gilead Sciences, Inc	5.250	10/15/33	18,319,676

635,000		Gilead Sciences, Inc	4.000	09/01/36	572,281

1,500,000		Gilead Sciences, Inc	2.600	10/01/40	1,070,311

7,325,000		Gilead Sciences, Inc	5.500	11/15/54	7,248,730

2,500,000	(f)	Organon Finance LLC	4.125	04/30/28	2,336,385

3,150,000	(f),(g)	Organon Finance LLC	5.125	04/30/31	2,746,500

25,375,000		Pfizer Investment Enterprises Pte Ltd	5.300	05/19/53	24,092,885

3,500,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	3,394,193

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			103,370,066

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%

1,400,000		Kennedy-Wilson, Inc	4.750	03/01/29	1,281,837

174	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0% (continued)

$1,475,000	(g)	Kennedy-Wilson, Inc	5.000%	03/01/31	$1,297,971

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			2,579,808

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%

11,250,000	(f)	Broadcom, Inc	3.469	04/15/34	9,902,867

4,850,000		Broadcom, Inc	4.800	10/15/34	4,734,476

20,542,000	(f)	Broadcom, Inc	4.926	05/15/37	19,750,780

260,000		Intel Corp	3.150	05/11/27	252,035

1,150,000		Intel Corp	3.734	12/08/47	801,623

4,735,000		NVIDIA Corp	2.000	06/15/31	4,129,044

1,650,000	(f)	NXP BV	2.700	05/01/25	1,647,080

2,650,000		NXP BV	3.875	06/18/26	2,626,535

1,975,000		NXP BV	4.400	06/01/27	1,969,693

1,200,000		NXP BV	3.400	05/01/30	1,117,258

4,575,000		NXP BV	3.125	02/15/42	3,247,796

3,000,000	(f)	TSMC Global Ltd	0.750	09/28/25	2,943,448

2,000,000	(f)	TSMC Global Ltd	1.000	09/28/27	1,842,138

3,000,000	(f),(g)	TSMC Global Ltd	1.750	04/23/28	2,768,519

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			57,733,292

		SOFTWARE & SERVICES - 0.9%

3,450,000		Accenture Capital, Inc	4.500	10/04/34	3,333,607

11,405,000		Adobe, Inc	2.300	02/01/30	10,353,217

3,000,000	(f)	Ahead DB Holdings LLC	6.625	05/01/28	2,927,889

11,550,000		AppLovin Corp	5.500	12/01/34	11,547,420

265,000	(f)	CA Magnum Holdings	5.375	10/31/26	260,085

2,270,000	(f)	Gen Digital, Inc	6.750	09/30/27	2,297,894

170,000	(f)	Gen Digital, Inc	6.250	04/01/33	169,227

19,000,000		Microsoft Corp	2.400	08/08/26	18,581,024

1,850,000		Microsoft Corp	1.350	09/15/30	1,598,483

1,911,000		Microsoft Corp	2.525	06/01/50	1,197,105

455,000	(f)	Open Text Corp	6.900	12/01/27	470,926

2,830,000	(f)	Open Text Corp	3.875	12/01/29	2,574,339

550,000	(f)	Open Text Holdings, Inc	4.125	02/15/30	501,574

12,750,000		Oracle Corp	4.900	02/06/33	12,536,698

12,075,000		Oracle Corp	6.000	08/03/55	12,059,627

3,100,000		Roper Technologies, Inc	1.400	09/15/27	2,877,677

13,155,000		Roper Technologies, Inc	2.000	06/30/30	11,490,207

5,800,000		Salesforce, Inc	2.700	07/15/41	4,138,476

		TOTAL SOFTWARE & SERVICES			98,915,475

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%

3,450,000		Amphenol Corp	2.800	02/15/30	3,185,766

1,100,000		Apple, Inc	4.650	02/23/46	1,014,333

1,590,000		Apple, Inc	2.650	02/08/51	995,202

10,500,000		Hewlett Packard Enterprise Co	5.000	10/15/34	10,229,583

5,625,000	(f)	Imola Merger Corp	4.750	05/15/29	5,341,766

4,700,000	(f)	Lenovo Group Ltd	3.421	11/02/30	4,325,573

975,000	(f)	Sensata Technologies BV	4.000	04/15/29	896,126

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			25,988,349

		TELECOMMUNICATION SERVICES - 2.2%

12,477,000		AT&T, Inc	2.550	12/01/33	10,229,327

2,300,000		AT&T, Inc	4.500	05/15/35	2,161,859

54,975,000		AT&T, Inc	3.550	09/15/55	37,256,834

12,174,000		AT&T, Inc	3.800	12/01/57	8,546,383

8,570,000		Bell Telephone Co of Canada or Bell Canada	7.000	09/15/55	8,563,034

2,750,000	(f),(g)	Bharti Airtel Ltd	3.250	06/03/31	2,495,336

1,335,000	(f)	C&W Senior Finance Ltd	9.000	01/15/33	1,313,549

1,225,000	(f)	CT Trust	5.125	02/03/32	1,120,140

3,850,000	(f)	Empresa Nacional de Telecomunicaciones S.A.	3.050	09/14/32	3,231,981

2,500,000	(f)	Frontier Communications Holdings LLC	5.875	10/15/27	2,497,183

892,000	(f)	Iliad Holding SASU	7.000	10/15/28	902,823

865,000	(f)	Iliad Holding SASU	8.500	04/15/31	907,179

5,000,000	(f)	Level 3 Financing, Inc	10.500	05/15/30	5,357,468

1,500,000	(f)	Liberty Costa Rica Senior Secured Finance	10.875	01/15/31	1,603,500

See Notes to Financial Statements	175

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TELECOMMUNICATION SERVICES - 2.2% (continued)

$1,675,000	(f)	Millicom International Cellular S.A.	4.500%	04/27/31	$1,484,137

2,750,000	(f)	Millicom International Cellular S.A.	7.375	04/02/32	2,780,937

5,500,000	(f)	MTN Mauritius Investment Ltd	6.500	10/13/26	5,541,613

220,000	(f)	Sable International Finance Ltd	7.125	10/15/32	210,902

1,650,000	(f)	Sitios Latinoamerica SAB de C.V.	6.000	11/25/29	1,663,316

3,575,000	(f)	Sitios Latinoamerica SAB de C.V.	5.375	04/04/32	3,429,803

1,575,000	(f)	Telecomunicaciones Digitales S.A.	4.500	01/30/30	1,425,904

3,000,000	(f)	Telefonica Moviles Chile S.A.	3.537	11/18/31	2,220,881

7,700,000		T-Mobile US, Inc	5.875	11/15/55	7,751,740

800,000		T-Mobile USA, Inc	2.250	02/15/26	783,651

23,850,000		T-Mobile USA, Inc	2.625	02/15/29	22,075,496

23,910,000		T-Mobile USA, Inc	3.875	04/15/30	22,921,129

10,800,000		T-Mobile USA, Inc	5.050	07/15/33	10,727,314

1,275,000		T-Mobile USA, Inc	3.000	02/15/41	925,021

4,545,000		T-Mobile USA, Inc	3.300	02/15/51	3,033,953

1,850,000	(f)	Turk Telekomunikasyon AS.	7.375	05/20/29	1,864,837

1,990,000	(f)	Turkcell Iletisim Hizmetleri AS.	7.650	01/24/32	2,010,756

15,000,000		Verizon Communications, Inc	1.750	01/20/31	12,684,095

32,800,000		Verizon Communications, Inc	2.550	03/21/31	28,901,341

4,568,000		Verizon Communications, Inc	2.355	03/15/32	3,865,406

8,250,000	(f)	Verizon Communications, Inc	4.780	02/15/35	8,008,603

2,415,000	(f)	Vmed O2 UK Financing I plc	4.750	07/15/31	2,097,332

5,800,000		Vodafone Group plc	4.250	09/17/50	4,466,386

760,000	(f)	Windstream Escrow LLC	8.250	10/01/31	773,761

		TOTAL TELECOMMUNICATION SERVICES			237,834,910

		TRANSPORTATION - 0.4%

1,000,000	(f)	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	939,445

800,000	(f),(g)	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	752,317

2,300,000	(f)	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	1,846,535

1,450,000	(f)	Aeropuerto Internacional de Tocumen S.A.	4.000	08/11/41	1,083,005

640,000	(f)	Air Transport Services Group, Inc	7.250	03/15/32	652,346

5,000,000	(f)	Brightline East LLC	11.000	01/31/30	4,404,275

6,375,000		Canadian Pacific Railway Co	2.050	03/05/30	5,640,142

1,500,000	(f)	DP World Ltd	5.625	09/25/48	1,434,696

2,300,000	(f)	ENA Master Trust	4.000	05/19/48	1,703,150

1,110,000	(f)	Genesee & Wyoming, Inc	6.250	04/15/32	1,109,128

2,000,000	(f)	Grupo Aeromexico SAB de C.V.	8.250	11/15/29	1,928,200

2,000,000	(f),(g)	Grupo Aeromexico SAB de C.V.	8.625	11/15/31	1,924,760

4,000,000	(f)	Mexico City Airport Trust	5.500	07/31/47	3,285,896

2,260,000	(f)	Misc Capital Two Labuan Ltd	3.750	04/06/27	2,220,294

3,000,000	(f)	Rumo Luxembourg Sarl	5.250	01/10/28	2,945,738

4,560,000	(f)	Transnet SOC Ltd	8.250	02/06/28	4,639,353

3,940,000	(f)	XPO, Inc	6.250	06/01/28	3,983,624

		TOTAL TRANSPORTATION			40,492,904

		UTILITIES - 3.0%

1,431,875	(f)	Adani Transmission Ltd	4.250	05/21/36	1,184,877

1,000,000		AEP Transmission Co LLC	4.000	12/01/46	795,604

1,740,000		AEP Transmission Co LLC	3.750	12/01/47	1,317,196

2,925,000		AEP Transmission Co LLC	5.400	03/15/53	2,799,648

725,000		Alabama Power Co	4.150	08/15/44	600,900

3,000,000		Alabama Power Co	3.450	10/01/49	2,124,859

10,350,000		Alabama Power Co	3.125	07/15/51	6,831,115

4,742,621	(f)	Alfa Desarrollo S.p.A	4.550	09/27/51	3,639,115

3,250,000		Ameren Corp	1.750	03/15/28	2,995,023

14,500,000		Ameren Illinois Co	4.950	06/01/33	14,425,509

1,650,000		American Water Capital Corp	3.000	12/01/26	1,611,055

3,075,000		American Water Capital Corp	2.800	05/01/30	2,813,040

10,000,000		American Water Capital Corp	2.300	06/01/31	8,652,740

1,400,000		American Water Capital Corp	4.000	12/01/46	1,095,701

1,425,000		American Water Capital Corp	3.750	09/01/47	1,077,912

675,000		American Water Capital Corp	3.450	05/01/50	475,009

760,000		American Water Capital Corp	3.250	06/01/51	510,237

176	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 3.0% (continued)

$2,990,000		Atmos Energy Corp	1.500%	01/15/31	$2,509,517

375,000		Atmos Energy Corp	4.125	10/15/44	310,845

10,075,000	(g)	Atmos Energy Corp	5.000	12/15/54	9,109,171

2,050,000		Baltimore Gas and Electric Co	3.750	08/15/47	1,551,070

2,000,000	(f)	Banque Ouest Africaine de Developpement	8.200	02/13/55	2,022,520

4,950,000		Berkshire Hathaway Energy Co	3.250	04/15/28	4,794,778

7,137,000		Berkshire Hathaway Energy Co	1.650	05/15/31	5,963,648

850,000		Black Hills Corp	3.150	01/15/27	827,138

760,000		Black Hills Corp	3.875	10/15/49	558,873

850,000	(f)	California Buyer Ltd	6.375	02/15/32	824,208

1,200,000		CenterPoint Energy Houston Electric LLC	3.000	03/01/32	1,064,783

800,000	(c),(f)	Chile Electricity Lux Mpc II Sarl	5.672	10/20/35	800,007

2,000,000	(f)	Cikarang Listrindo Tbk PT	5.650	03/12/35	1,975,533

1,125,000		CMS Energy Corp	3.600	11/15/25	1,116,334

6,465,000		CMS Energy Corp	6.500	06/01/55	6,300,010

2,125,000	(f)	Colbun S.A.	3.150	01/19/32	1,853,594

850,000	(f)	Comision Federal de Electricidad	5.700	01/24/30	831,810

3,000,000	(f),(g)	Comision Federal de Electricidad	3.348	02/09/31	2,554,818

9,470,000		Commonwealth Edison Co	3.000	03/01/50	6,136,385

6,250,000		Commonwealth Edison Co	2.750	09/01/51	3,788,709

10,250,000		Consolidated Edison Co of New York, Inc	5.500	03/15/55	9,952,107

817,000		Consumers Energy Co	2.650	08/15/52	495,842

8,000,000		Consumers Energy Co	4.200	09/01/52	6,500,826

1,465,875	(f)	Continuum Green Energy India Pvt	7.500	06/26/33	1,512,441

725,000	(f)	ContourGlobal Power Holdings S.A.	6.750	02/28/30	728,190

7,600,000		Dominion Energy, Inc	7.000	06/01/54	7,988,018

4,500,000		Dominion Energy, Inc	6.625	05/15/55	4,468,388

1,500,000		DTE Electric Co	3.650	03/01/52	1,107,376

3,875,000		DTE Electric Co	5.400	04/01/53	3,794,863

7,000,000		Duke Energy Carolinas LLC	5.400	01/15/54	6,749,614

5,310,000		Duke Energy Progress LLC	2.500	08/15/50	3,106,809

1,500,000	(f)	Empresa de Transmision Electrica S.A.	5.125	05/02/49	1,093,125

2,390,000	(f)	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,177,293

1,300,000	(f)	EnfraGen Energia Sur S.A.	5.375	12/30/30	1,147,909

1,310,000	(f)	Engie Energia Chile S.A.	6.375	04/17/34	1,350,254

1,000,000		Entergy Arkansas LLC	2.650	06/15/51	586,665

3,000,000		Entergy Corp	0.900	09/15/25	2,951,437

1,800,000		Entergy Louisiana LLC	5.800	03/15/55	1,791,287

7,350,000		Enterprise Products Operating LLC	3.700	01/31/51	5,339,450

900,000	(f)	Eskom Holdings SOC Ltd	8.450	08/10/28	929,917

4,020,000		Exelon Corp	6.500	03/15/55	4,002,865

2,455,000	(f)	Ferrellgas LP	5.375	04/01/26	2,430,197

3,225,000	(f)	Ferrellgas LP	5.875	04/01/29	2,919,532

2,237,063	(f)	FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple	7.250	01/31/41	2,212,456

10,450,000		Florida Power & Light Co	4.800	05/15/33	10,370,633

2,700,000		Florida Power & Light Co	3.990	03/01/49	2,143,902

3,850,000		Florida Power & Light Co	5.700	03/15/55	3,930,728

2,000,000		Georgia Power Co	4.650	05/16/28	2,012,952

2,000,000		Georgia Power Co	4.950	05/17/33	1,986,204

1,150,000		Indiana Michigan Power Co	3.750	07/01/47	856,163

2,865,000		Indiana Michigan Power Co	3.250	05/01/51	1,909,921

6,000,000	(f)	Israel Electric Corp Ltd	4.250	08/14/28	5,817,474

2,000,000	(f)	Kallpa Generacion SA	4.125	08/16/27	1,974,846

2,600,000	(f)	Korea Southern Power Co Ltd	0.750	01/27/26	2,520,068

7,275,000		MidAmerican Energy Co	3.650	04/15/29	7,053,775

2,175,000		MidAmerican Energy Co	3.650	08/01/48	1,626,218

1,650,000		Nevada Power Co	2.400	05/01/30	1,484,321

2,000,000	(f)	Niagara Energy SAC	5.746	10/03/34	1,977,425

15,720,000		NiSource, Inc	1.700	02/15/31	13,156,031

2,650,000		NiSource, Inc	5.850	04/01/55	2,634,169

2,845,000	(f)	NRG Energy, Inc	2.450	12/02/27	2,668,395

1,250,000		NRG Energy, Inc	5.750	01/15/28	1,246,921

See Notes to Financial Statements	177

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 3.0% (continued)

$1,200,000	(f)	NRG Energy, Inc	6.000%	02/01/33	$1,167,404

960,000	(f)	NRG Energy, Inc	6.250	11/01/34	945,033

2,000,000		NSTAR Electric Co	3.200	05/15/27	1,952,651

850,000		NSTAR Electric Co	3.950	04/01/30	825,392

150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	172,258

2,940,000		PacifiCorp	2.700	09/15/30	2,631,429

350,000	(f)	Pattern Energy Operations LP	4.500	08/15/28	325,627

1,375,000		PECO Energy Co	3.000	09/15/49	908,058

1,000,000		PECO Energy Co	2.800	06/15/50	629,217

1,400,000	(f)	Perusahaan Listrik Negara PT	3.875	07/17/29	1,327,813

2,500,000	(f)	Perusahaan Listrik Negara PT	3.375	02/05/30	2,303,507

8,000,000		PG&E Corp	7.375	03/15/55	7,862,817

135,000		Potomac Electric Power Co	7.900	12/15/38	169,910

5,440,000		Public Service Co of Colorado	3.200	03/01/50	3,645,559

2,825,000		Public Service Electric and Gas Co	4.900	12/15/32	2,846,098

3,925,000		Public Service Electric and Gas Co	3.150	01/01/50	2,684,880

5,000,000		Public Service Electric and Gas Co	5.450	03/01/54	4,907,147

1,500,000	(f)	Saavi Energia Sarl	8.875	02/10/35	1,517,550

4,000,000	(h)	Sempra	4.875	N/A	3,961,736

2,075,000		Southern Co Gas Capital Corp	3.875	11/15/25	2,065,768

1,250,000		Southern Co Gas Capital Corp	4.400	06/01/43	1,062,000

3,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	2,439,210

550,000	(f)	Superior Plus LP	4.500	03/15/29	507,874

2,815,000	(f)	Talen Energy Supply LLC	8.625	06/01/30	2,985,876

4,000,000	(f)	TerraForm Power Operating LLC	4.750	01/15/30	3,715,079

1,413,562	(f)	UEP Penonome II S.A.	6.500	10/01/38	1,258,061

4,600,000		Union Electric Co	5.450	03/15/53	4,445,171

2,250,000		Union Electric Co	5.125	03/15/55	2,066,567

1,025,000		Virginia Electric and Power Co	2.950	11/15/26	1,002,566

2,850,000		Virginia Electric and Power Co	5.700	08/15/53	2,807,566

775,000		Virginia Electric and Power Co	5.550	08/15/54	751,877

5,000,000		Wisconsin Power and Light Co	4.950	04/01/33	4,960,163

1,000,000		Wisconsin Power and Light Co	4.100	10/15/44	798,942

470,000		Xcel Energy, Inc	4.800	09/15/41	414,922

		TOTAL UTILITIES			320,616,026

		TOTAL CORPORATE BONDS (Cost $3,649,025,309)			3,464,775,361

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT BONDS - 47.9%

		AGENCY SECURITIES - 0.1%

2,398,984		Canal Barge Co, Inc	4.500	11/12/34	2,354,179

3,750,000		United States International Development Finance Corp	3.520	09/20/32	3,627,505

		TOTAL AGENCY SECURITIES			5,981,684

		FOREIGN GOVERNMENT BONDS - 0.2%

1,425,000		Colombia Government International Bond	7.500	02/02/34	1,408,897

1,295,000	(f)	Dominican Republic Government International Bond	5.500	02/22/29	1,272,596

2,040,000	(f)	Dominican Republic International Bond	5.300	01/21/41	1,713,906

1,150,000	(f)	Egypt Government International Bond	7.600	03/01/29	1,095,791

IDR 28,000,000,000		Indonesia Treasury Bond	7.000	09/15/30	1,690,646

770,000	(f)	Ivory Coast Government International Bond	6.125	06/15/33	684,915

710,000		Jamaica Government International Bond	6.750	04/28/28	725,052

1,000,000	(f)	Kenya Government International Bond	8.000	05/22/32	898,798

3,175,000	(f)	Korea Electric Power Corp	1.125	06/15/25	3,152,280

2,025,000		Mexico Government International Bond	4.750	03/08/44	1,567,350

345,000	(f)	Nigeria Government International Bond	7.875	02/16/32	307,014

340,000	(f)	Paraguay Government International Bond	4.700	03/27/27	336,124

1,435,000	(f)	Perusahaan Penerbit SBSN Indonesia III	2.550	06/09/31	1,247,233

1,125,000	(f)	Republic of Azerbaijan International Bond	3.500	09/01/32	985,074

1,960,000	(f)	Republic of Uzbekistan International Bond	5.375	02/20/29	1,868,942

RON 3,900,000		Romania Government Bond	8.750	10/30/28	885,913

2,800,000	(f)	Saudi Government International Bond	4.500	04/17/30	2,765,510

178	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOREIGN GOVERNMENT BONDS (continued)

$1,700,000	(f)	Senegal Government International Bond	6.250%	05/23/33	$1,269,358

1,750,000		Turkey Government International Bond	6.000	01/14/41	1,430,884

1,125,000		Turkiye Government International Bond	7.125	02/12/32	1,106,077

		TOTAL FOREIGN GOVERNMENT BONDS			26,412,360

		FOREIGN GOVERNMENT BONDS - 1.7%

3,125,000	(f)	Angolan Government International Bond	8.750	04/14/32	2,687,669

950,000	(f)	Bank Gospodarstwa Krajowego	6.250	10/31/28	997,213

3,305,000	(f)	Bank Gospodarstwa Krajowego	5.375	05/22/33	3,299,738

3,415,000	(f)	Banque Ouest Africaine de Developpement	4.700	10/22/31	3,107,650

EUR 2,100,000	(f)	Banque Ouest Africaine de Developpement	2.750	01/22/33	1,938,002

628,900	(f)	Barbados Government International Bond	6.500	10/01/29	604,624

1,500,000	(f)	Benin Government International Bond	8.375	01/23/41	1,424,437

1,705,000		Brazilian Government International Bond	6.000	10/20/33	1,658,923

3,275,000		Brazilian Government International Bond	4.750	01/14/50	2,304,814

1,500,000		Brazilian Government International Bond	7.125	05/13/54	1,434,000

5,950,000		Chile Government International Bond	2.550	01/27/32	5,129,435

1,900,000		Chile Government International Bond	3.500	01/31/34	1,672,570

990,000		Chile Government International Bond	3.100	05/07/41	725,868

2,525,000		Colombia Government International Bond	3.250	04/22/32	1,959,652

1,350,000		Colombia Government International Bond	8.000	11/14/35	1,356,075

1,300,000		Colombia Government International Bond	5.000	06/15/45	872,625

1,835,000	(f)	Costa Rica Government International Bond	5.625	04/30/43	1,639,628

DOP 54,000,000	(f)	Dominican Republic Government International Bond	12.000	03/05/32	933,089

3,850,000	(f)	Dominican Republic Government International Bond	5.875	01/30/60	3,245,357

857,325	(f)	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	506,935

956,102	(f)	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	464,969

1,975,000	(f)	Egypt Government International Bond	8.625	02/04/30	1,909,955

1,500,000	(f)	Egypt Government International Bond	7.053	01/15/32	1,263,439

1,050,000	(f)	Egypt Government International Bond	8.500	01/31/47	796,081

1,875,000	(f)	Egypt Government International Bond	8.875	05/29/50	1,453,097

395,000		European Investment Bank	4.875	02/15/36	412,648

4,400,000	(f)	Export-Import Bank of India	3.875	02/01/28	4,295,771

2,200,000		Export-Import Bank of Korea	0.750	09/21/25	2,163,320

3,200,000		Export-Import Bank of Korea	1.250	09/21/30	2,714,346

1,052,600	(f)	Ghana Government International Bond	5.000	07/03/35	750,293

592,900	(f)	Ghana Government International Bond (Step Bond)	5.000	07/03/29	518,372

525,000	(f)	Guatemala Government Bond	3.700	10/07/33	436,275

500,000	(f)	Guatemala Government Bond	6.125	06/01/50	447,500

1,100,000	(f)	Honduras Government International Bond	5.625	06/24/30	987,800

1,825,000	(f)	Honduras Government International Bond	8.625	11/27/34	1,809,488

710,000	(f)	Hungary Government International Bond	6.125	05/22/28	728,870

875,000	(f)	Hungary Government International Bond	5.250	06/16/29	871,145

575,000	(f)	Hungary Government International Bond	2.125	09/22/31	466,716

2,975,000	(f)	Hungary Government International Bond	5.500	03/26/36	2,845,171

500,000		Indonesia Government International Bond	3.550	03/31/32	454,913

975,000		Indonesia Government International Bond	4.750	09/10/34	940,100

873,750	(f)	Iraq Government International Bond	5.800	01/15/28	856,537

1,750,000		Israel Government International Bond	5.375	03/12/29	1,763,108

EUR 125,000	(f)	Ivory Coast Government International Bond	4.875	01/30/32	119,523

2,125,000	(f)	Ivory Coast Government International Bond	8.450	04/01/36	2,036,878

834,654	(f)	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	790,834

3,825,000	(f)	Ivory Coast Government International Bond (Step Bond)	8.250	01/30/37	3,672,115

3,050,000		Jamaica Government International Bond	7.875	07/28/45	3,505,975

1,000,000	(f)	Jordan Government International Bond	7.500	01/13/29	999,784

2,060,000	(f)	Jordan Government International Bond	5.850	07/07/30	1,899,032

1,000,000	(f)	Kenya Government International Bond	9.750	02/16/31	978,750

1,490,000	(f)	Kenya Government International Bond	6.300	01/23/34	1,163,057

2,000,000	(f)	Kommunalbanken AS.	1.125	06/14/30	1,717,650

3,000,000	(f)	Korea Hydro & Nuclear Power Co Ltd	1.250	04/27/26	2,900,792

445,000	(f)	Magyar Export-Import Bank Zrt	6.125	12/04/27	453,086

MYR 7,600,000		Malaysia Government Bond	3.828	07/05/34	1,717,446

825,000		Mexico Government International Bond	5.400	02/09/28	831,564

See Notes to Financial Statements	179

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOREIGN GOVERNMENT BONDS (continued)

$900,000		Mexico Government International Bond	3.250%	04/16/30	$811,285

1,800,000		Mexico Government International Bond	3.500	02/12/34	1,475,478

3,424,000		Mexico Government International Bond	6.050	01/11/40	3,220,443

5,850,000		Mexico Government International Bond	4.280	08/14/41	4,432,604

3,000,000		Mexico Government International Bond	6.400	05/07/54	2,738,130

1,750,000		Mexico Government International Bond	7.375	05/13/55	1,787,625

2,825,000	(f)	Morocco Government International Bond	5.500	12/11/42	2,513,869

525,000	(f)	Morocco Government International Bond	4.000	12/15/50	356,612

2,500,000	(f)	Namibia Government International Bond	5.250	10/29/25	2,475,000

2,325,000	(f)	Nigeria Government International Bond	7.375	09/28/33	1,964,406

1,250,000	(f)	Nigeria Government International Bond	10.375	12/09/34	1,254,460

1,575,000	(f)	Oman Government International Bond	5.375	03/08/27	1,581,314

2,090,000	(f)	Oman Government International Bond	6.000	08/01/29	2,144,921

3,125,000	(f)	OPEC Fund for International Development	4.500	01/26/26	3,128,244

2,475,000		Oriental Republic of Uruguay	5.250	09/10/60	2,263,388

2,645,000		Panama Bonos del Tesoro	3.362	06/30/31	2,137,160

3,100,000		Panama Government International Bond	6.700	01/26/36	2,963,910

1,500,000		Panama Government International Bond	4.500	04/01/56	912,600

2,200,000	(f)	Paraguay Government International Bond	6.100	08/11/44	2,082,784

2,800,000	(f)	Paraguay Government International Bond	5.400	03/30/50	2,400,440

1,200,000	(f)	Perusahaan Penerbit SBSN Indonesia III	4.700	06/06/32	1,169,812

1,315,000		Peruvian Government International Bond	3.000	01/15/34	1,089,767

1,965,000		Peruvian Government International Bond	5.875	08/08/54	1,900,273

975,000		Philippine Government International Bond	4.750	03/05/35	946,173

1,320,000		Philippine Government International Bond	4.200	03/29/47	1,097,639

620,000		Province of Quebec Canada	7.500	09/15/29	701,054

5,000,000		Republic of Italy Government International Bond	4.000	10/17/49	3,668,081

1,000,000	(f)	Republic of Kenya Government International Bond	9.500	03/05/36	917,727

PLN 6,600,000		Republic of Poland Government International Bond	6.000	10/25/33	1,741,887

2,000,000		Republic of Poland Government International Bond	5.125	09/18/34	1,982,913

2,098,000		Republic of Poland Government International Bond	5.500	04/04/53	1,974,289

2,000,000	(f)	Republic of South Africa Government International Bond	7.100	11/19/36	1,938,398

ZAR 23,400,000		Republic of South Africa Government International Bond	8.750	01/31/44	1,001,300

2,895,000		Republic of South Africa Government International Bond	5.375	07/24/44	2,160,756

1,475,000		Republic of South Africa Government International Bond	7.300	04/20/52	1,303,347

UZS 7,970,000,000	(f)	Republic of Uzbekistan International Bond	16.625	05/29/27	621,095

1,700,000	(f)	Republic of Uzbekistan International Bond	3.700	11/25/30	1,439,135

2,475,000	(f)	Republic of Uzbekistan International Bond	6.900	02/28/32	2,450,250

1,180,000	(f)	Romanian Government International Bond	5.875	01/30/29	1,175,015

2,000,000	(f)	Romanian Government International Bond	3.000	02/14/31	1,671,945

726,000	(f)	Romanian Government International Bond	5.750	03/24/35	656,121

1,425,000	(f)	Romanian Government International Bond	4.000	02/14/51	873,190

3,825,000	(f)	Rwanda International Government Bond	5.500	08/09/31	3,092,608

1,650,000	(f)	Saudi Government International Bond	5.000	01/16/34	1,637,873

2,810,000	(f)	Saudi Government International Bond	3.750	01/21/55	1,910,800

1,825,000	(f)	Serbia Government International Bond	2.125	12/01/30	1,503,774

1,810,000	(f)	Serbia Government International Bond	6.500	09/26/33	1,863,586

1,525,000	(f)	Serbia International Bond	6.000	06/12/34	1,511,830

1,110,000		State of Israel	3.800	05/13/60	711,896

2,125,000		Turkiye Government International Bond	7.625	05/15/34	2,139,510

1,050,000		Turkiye Government International Bond	6.500	01/03/35	975,875

295,000	(f),(j)	Ukraine Government International Bond	1.750	02/01/29	190,275

429,744	(f)	Ukraine Government International Bond	0.000	02/01/35	236,359

87,287	(f)	Ukraine Government International Bond	0.000	02/01/36	47,790

1,100,025	(f)	Zambia Government International Bond	5.750	06/30/33	962,797

556,713	(f)	Zambia Government International Bond	0.500	12/31/53	340,625

		TOTAL FOREIGN GOVERNMENT BONDS			181,885,142

		MORTGAGE BACKED - 26.8%

4,335,000	(b),(f)	Angel Oak Mortgage Trust	2.837	11/25/66	3,113,653

4,556,718	(b),(f)	Bayview Opportunity Master Fund VI Trust	3.000	10/25/51	3,857,597

68,566,683	(b),(f)	Citigroup Mortgage Loan Trust	0.156	02/25/52	575,480

7,683,636	(b),(f)	Citigroup Mortgage Loan Trust	0.250	02/25/52	106,948

180	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$13,155,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.440%	03/25/42	$13,576,772

20,185,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)	8.986	06/25/42	21,497,883

3,585,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)	7.690	01/25/43	3,763,006

2,750,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.886	05/25/43	2,902,270

1,475,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)	9.686	05/25/43	1,611,923

3,395,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.436	06/25/43	3,539,099

860,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 6.850%)	11.186	06/25/43	953,174

1,650,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)	7.040	07/25/43	1,696,644

4,015,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)	9.188	07/25/43	4,239,895

2,015,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 5.900%)	10.240	07/25/43	2,188,365

5,510,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.890	10/25/43	5,821,300

33		Fannie Mae Pool	7.500	01/01/29	33

393		Fannie Mae Pool	7.500	03/01/31	407

500,446		Fannie Mae Pool	3.500	05/01/32	491,608

359,864		Fannie Mae Pool	5.000	05/01/35	362,157

285,701		Fannie Mae Pool	5.000	10/01/35	287,669

151,015		Fannie Mae Pool	5.000	02/01/36	152,117

232,510		Fannie Mae Pool	5.500	11/01/38	236,552

2,422,522		Fannie Mae Pool	3.000	10/01/39	2,231,776

1,142,853		Fannie Mae Pool	3.000	05/01/40	1,053,323

230,372		Fannie Mae Pool	5.000	09/01/40	232,391

151,010		Fannie Mae Pool	4.000	02/01/41	145,283

281,943		Fannie Mae Pool	5.000	05/01/41	284,416

4,065,721		Fannie Mae Pool	4.000	09/01/42	3,880,462

521,717		Fannie Mae Pool	3.500	04/01/43	486,297

462,560		Fannie Mae Pool	3.500	09/01/43	432,018

1,515,782		Fannie Mae Pool	4.500	03/01/44	1,489,603

30,294,290		Fannie Mae Pool	4.000	05/01/44	29,061,427

415,211		Fannie Mae Pool	4.500	06/01/44	404,481

1,738,897		Fannie Mae Pool	4.500	06/01/44	1,689,667

955,911		Fannie Mae Pool	4.500	08/01/44	928,848

1,386,298		Fannie Mae Pool	4.500	10/01/44	1,350,473

985,831		Fannie Mae Pool	4.500	11/01/44	960,356

892,850		Fannie Mae Pool	5.000	11/01/44	900,667

273,338		Fannie Mae Pool	4.500	12/01/44	266,274

983,039		Fannie Mae Pool	4.000	01/01/45	938,263

1,097,709		Fannie Mae Pool	3.500	05/01/45	1,018,806

2,233,371		Fannie Mae Pool	3.500	01/01/46	2,061,380

959,021		Fannie Mae Pool	4.000	04/01/46	910,533

1,656,045		Fannie Mae Pool	3.500	06/01/46	1,523,808

3,670,392		Fannie Mae Pool	3.500	07/01/46	3,377,312

7,651,055		Fannie Mae Pool	3.500	07/01/46	7,131,174

1,294,278		Fannie Mae Pool	3.000	10/01/46	1,127,069

1,046,356		Fannie Mae Pool	3.500	10/01/46	962,801

1,777,543		Fannie Mae Pool	4.500	05/01/47	1,753,254

595,856		Fannie Mae Pool	3.000	11/01/47	518,872

3,909,261		Fannie Mae Pool	3.500	11/01/47	3,640,348

5,219,968		Fannie Mae Pool	3.500	01/01/48	4,802,979

2,091,999		Fannie Mae Pool	4.500	01/01/48	2,037,909

775,112		Fannie Mae Pool	4.500	02/01/48	755,076

955,697		Fannie Mae Pool	4.500	05/01/48	930,991

1,381,099		Fannie Mae Pool	4.500	05/01/48	1,345,396

213,872		Fannie Mae Pool	3.000	06/01/49	184,373

2,158,749		Fannie Mae Pool	4.500	06/01/49	2,099,253

13,691,804		Fannie Mae Pool	3.000	07/01/50	12,088,442

9,187,099		Fannie Mae Pool	2.500	08/01/51	7,730,634

4,641,196		Fannie Mae Pool	3.500	08/01/51	4,231,925

3,887,448		Fannie Mae Pool	3.000	09/01/51	3,418,564

25,874,160		Fannie Mae Pool	2.500	12/01/51	21,740,311

240,886		Fannie Mae Pool	2.500	01/01/52	200,988

21,845,429		Fannie Mae Pool	2.500	02/01/52	18,380,212

14,254,193		Fannie Mae Pool	3.000	02/01/52	12,423,016

See Notes to Financial Statements	181

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$8,823,685		Fannie Mae Pool	3.500%	02/01/52	$8,043,770

37,551,530		Fannie Mae Pool	3.000	04/01/52	32,877,417

13,411,122		Fannie Mae Pool	3.000	04/01/52	11,728,890

34,013,973		Fannie Mae Pool	3.000	04/01/52	29,508,116

6,754,396		Fannie Mae Pool	3.000	05/01/52	5,907,576

23,668,904		Fannie Mae Pool	3.500	05/01/52	21,398,664

33,564,119		Fannie Mae Pool	4.000	05/01/52	31,330,961

15,675,624		Fannie Mae Pool	3.500	06/01/52	14,194,528

15,984,722		Fannie Mae Pool	3.500	06/01/52	14,440,369

45,251,967		Fannie Mae Pool	4.000	06/01/52	42,241,074

10,445,954		Fannie Mae Pool	4.500	06/01/52	10,010,013

68,378,918		Fannie Mae Pool	4.000	07/01/52	63,829,147

10,014,615		Fannie Mae Pool	4.500	07/01/52	9,593,918

4,330,346		Fannie Mae Pool	4.500	07/01/52	4,149,653

57,235,397		Fannie Mae Pool	4.000	08/01/52	53,427,089

45,645,594		Fannie Mae Pool	4.500	08/01/52	43,736,136

49,881,841		Fannie Mae Pool	5.000	08/01/52	49,058,091

68,024,639		Fannie Mae Pool	4.000	09/01/52	63,481,301

152,552,538		Fannie Mae Pool	4.500	09/01/52	146,176,271

37,057,557		Fannie Mae Pool	5.000	09/01/52	36,445,585

28,600,386		Fannie Mae Pool	4.000	10/01/52	26,688,374

46,119,773		Fannie Mae Pool	4.500	10/01/52	44,193,746

35,989,048		Fannie Mae Pool	5.000	10/01/52	35,376,165

8,197,155		Fannie Mae Pool	4.000	11/01/52	7,649,153

56,349,689		Fannie Mae Pool	4.500	11/01/52	54,000,498

10,753,956		Fannie Mae Pool	5.500	12/01/52	10,767,549

3,248,486		Fannie Mae Pool	5.000	01/01/53	3,193,165

67,598,575		Fannie Mae Pool	5.000	02/01/53	66,411,870

21,573,224		Fannie Mae Pool	5.500	02/01/53	21,592,182

1,948,701		Fannie Mae Pool	6.000	03/01/53	1,979,893

66,596,057		Fannie Mae Pool	5.000	04/01/53	65,423,498

6,516,904		Fannie Mae Pool	5.000	06/01/53	6,445,902

65,756,659		Fannie Mae Pool	5.500	06/01/53	65,772,121

20,696,330		Fannie Mae Pool	4.000	07/01/53	19,312,725

23,623,582		Fannie Mae Pool	5.000	08/01/53	23,202,753

11,698,123		Fannie Mae Pool	5.000	10/01/53	11,489,732

108,878,245		Fannie Mae Pool	5.500	10/01/53	108,815,488

29,614,057		Fannie Mae Pool	6.000	01/01/54	30,084,904

1,346,234		Fannie Mae Pool	6.000	03/01/54	1,367,921

36,648,523		Fannie Mae Pool	5.500	04/01/54	36,609,932

76,752,344		Fannie Mae Pool	5.500	05/01/54	76,671,523

13,109,128		Fannie Mae Pool	6.000	06/01/54	13,317,038

140,627,141		Fannie Mae Pool	5.500	10/01/54	140,479,073

48,897,052		Fannie Mae Pool	6.000	10/01/54	49,672,558

1,941,450	(b)	Fannie Mae REMICS, (SOFR30A + 5.836%)	1.496	09/25/43	213,764

2,817,496		Fannie Mae REMICS	3.000	07/25/45	2,538,699

5,620,242		Fannie Mae REMICS	3.500	02/25/48	4,957,487

4,104,895		Fannie Mae REMICS	4.000	07/25/48	3,865,696

5,969,885		Fannie Mae REMICS	2.000	08/25/50	766,814

19,036,404		Fannie Mae REMICS	2.000	08/25/50	12,988,881

8,583,786		Fannie Mae REMICS	2.000	10/25/50	5,864,729

16,322,802		Fannie Mae REMICS	2.500	11/25/50	2,285,338

8,302,520		Fannie Mae REMICS	3.000	12/25/50	1,446,895

5,694,935		Fannie Mae REMICS	3.000	02/25/51	955,517

9,418,006		Fannie Mae REMICS	2.500	11/25/51	1,116,177

13,889,535		Fannie Mae REMICS	3.500	04/25/52	10,775,361

3,334,274		Fannie Mae REMICS	4.000	05/25/52	2,685,840

8,902,352		Fannie Mae REMICS	4.500	07/25/52	8,581,195

5,072,597		Fannie Mae REMICS	4.500	08/25/52	4,334,071

3,819,370		Fannie Mae REMICS	4.000	09/25/52	3,273,626

4,534,462		Fannie Mae REMICS	4.000	09/25/52	4,068,660

3,692,161		Fannie Mae REMICS	4.500	10/25/52	3,436,989

182	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$4,212,421		Fannie Mae REMICS	4.500%	10/25/52	$4,045,916

6,858,617		Fannie Mae REMICS	5.500	11/25/52	6,820,192

754,187		Federal National Mortgage Association	2.500	02/01/52	628,746

164		Freddie Mac Gold Pool	8.000	01/01/31	164

4,637		Freddie Mac Gold Pool	8.000	09/01/31	4,746

46,917		Freddie Mac Gold Pool	7.000	12/01/31	49,034

24,551		Freddie Mac Gold Pool	4.500	07/01/33	24,416

164,382		Freddie Mac Gold Pool	7.000	12/01/33	171,801

59,416		Freddie Mac Gold Pool	4.500	04/01/35	58,419

34,877		Freddie Mac Gold Pool	7.000	05/01/35	36,451

1,024,366		Freddie Mac Gold Pool	5.000	06/01/36	1,032,940

42,923		Freddie Mac Gold Pool	5.000	07/01/39	43,353

913,461		Freddie Mac Gold Pool	5.000	08/01/44	922,624

55,029		Freddie Mac Gold Pool	4.500	11/01/44	53,676

99,572		Freddie Mac Gold Pool	4.500	11/01/44	97,123

51,157		Freddie Mac Gold Pool	4.500	12/01/44	49,456

49,597		Freddie Mac Gold Pool	4.500	12/01/44	48,378

460,356		Freddie Mac Gold Pool	3.500	04/01/45	426,788

9,153,259		Freddie Mac Gold Pool	3.500	08/01/45	8,506,223

9,775,870		Freddie Mac Gold Pool	3.500	10/01/45	9,056,962

3,017,010		Freddie Mac Gold Pool	4.500	06/01/47	2,950,273

2,241,034		Freddie Mac Gold Pool	4.000	09/01/47	2,130,433

2,983,556		Freddie Mac Gold Pool	3.500	12/01/47	2,748,834

6,849,381		Freddie Mac Gold Pool	4.500	08/01/48	6,707,745

5,008,782		Freddie Mac Pool	3.000	09/01/51	4,433,166

8,531,356		Freddie Mac Pool	2.500	11/01/51	7,120,544

20,277,390		Freddie Mac Pool	3.000	11/01/51	17,920,606

3,672,677		Freddie Mac Pool	3.000	11/01/51	3,229,708

1,904,050		Freddie Mac Pool	3.000	11/01/51	1,689,214

2,935,842		Freddie Mac Pool	3.000	11/01/51	2,594,613

5,915,753		Freddie Mac Pool	3.000	02/01/52	5,141,057

8,059,928		Freddie Mac Pool	3.000	03/01/52	6,996,311

11,439,681		Freddie Mac Pool	2.500	04/01/52	9,595,107

5,270,514		Freddie Mac Pool	3.000	04/01/52	4,621,728

11,355,357		Freddie Mac Pool	4.000	04/01/52	10,617,520

24,450,361		Freddie Mac Pool	3.000	05/01/52	21,211,419

3,175,089		Freddie Mac Pool	3.000	06/01/52	2,771,446

1,318,608		Freddie Mac Pool	3.000	06/01/52	1,143,932

836,354		Freddie Mac Pool	3.500	06/01/52	757,106

22,287,599		Freddie Mac Pool	4.500	06/01/52	21,352,753

33,361,945		Freddie Mac Pool	4.500	07/01/52	31,929,947

22,215,890		Freddie Mac Pool	4.500	07/01/52	21,284,055

13,347,153		Freddie Mac Pool	5.000	06/01/53	13,109,390

8,674,335		Freddie Mac Pool	5.000	08/01/53	8,515,671

29,468,962		Freddie Mac Pool	5.500	08/01/53	29,471,342

8,192,312		Freddie Mac REMICS	3.500	01/15/47	7,280,636

1,501,220		Freddie Mac REMICS	4.000	10/15/47	1,409,515

1,025,897		Freddie Mac REMICS	4.000	11/15/47	973,347

7,436,709		Freddie Mac REMICS	4.000	01/15/48	7,045,009

8,126,848		Freddie Mac REMICS	4.000	03/15/48	7,661,982

2,185,798		Freddie Mac REMICS	4.000	04/15/48	2,070,278

4,522,400		Freddie Mac REMICS	4.000	04/15/48	4,255,005

2,584,988	(b)	Freddie Mac REMICS, (SOFR30A + 9.737%)	2.779	06/15/48	2,377,793

2,737,834	(b)	Freddie Mac REMICS, (SOFR30A + 9.657%)	2.699	10/15/48	2,393,736

6,876,872		Freddie Mac REMICS	2.000	09/25/50	4,608,556

3,103,540		Freddie Mac REMICS	2.000	09/25/50	401,626

12,225,623		Freddie Mac REMICS	3.000	09/25/50	9,009,786

6,259,700		Freddie Mac REMICS	3.000	10/25/50	4,477,912

20,184,292		Freddie Mac REMICS	2.500	02/25/51	3,337,584

7,989,486		Freddie Mac REMICS	2.500	05/25/51	5,070,853

3,170,243		Freddie Mac REMICS	4.000	08/25/52	2,664,958

5,661,314		Freddie Mac REMICS	4.500	10/25/52	5,243,755

See Notes to Financial Statements	183

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$6,953,611		Freddie Mac REMICS	5.500%	11/25/52	$6,989,978

3,654,827		Freddie Mac REMICS	5.500	02/25/53	3,718,469

720,000	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)	11.440	01/25/42	766,880

3,260,000	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)	9.090	02/25/42	3,409,111

23,054,000	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%)	7.240	04/25/42	23,723,790

6,555,000	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)	8.647	04/25/42	6,990,831

20,157,800	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)	7.690	05/25/42	20,953,626

31,450,000	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)	8.840	06/25/42	33,432,954

14,755,000	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)	8.340	07/25/42	15,572,108

1,000,000	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)	7.890	08/25/42	1,044,953

13,150,000	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)	8.040	09/25/42	13,838,408

715,000	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)	8.444	03/25/43	745,090

360,000	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)	7.586	04/25/43	376,921

3,675,000	(b),(f)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)	7.840	05/25/43	3,902,526

80,394	(b),(f)	Freddie Mac STACR Securitized Participation Interests Trust	3.786	02/25/48	78,119

98,323	(b),(f)	Freddie Mac STACR Securitized Participation Interests Trust	3.847	05/25/48	95,691

178,448		Ginnie Mae I Pool	5.000	06/15/39	179,715

18,987		Ginnie Mae II Pool	6.500	11/20/38	19,803

4,139,769		Ginnie Mae II Pool	3.000	06/20/51	3,668,686

5,282,305		Ginnie Mae II Pool	3.000	12/20/51	4,681,207

6,034,925		Ginnie Mae II Pool	2.500	02/20/52	5,017,388

55,014,882		Ginnie Mae II Pool	3.500	07/20/52	50,443,903

9,201,476		Ginnie Mae II Pool	4.000	08/20/52	8,633,537

29,093,152		Ginnie Mae II Pool	4.500	08/20/52	27,949,927

44,402,003		Ginnie Mae II Pool	4.000	09/20/52	41,628,585

8,957,960		Ginnie Mae II Pool	5.000	11/20/52	8,825,264

13,806,613		Government National Mortgage Association	5.000	01/20/40	2,834,347

6,372,427		Government National Mortgage Association	4.500	03/20/40	1,122,240

10,328,052		Government National Mortgage Association	5.000	03/20/40	2,034,218

9,069,378		Government National Mortgage Association	2.500	12/20/43	8,066,124

2,813,606		Government National Mortgage Association	3.000	03/20/45	2,513,251

1,151,990		Government National Mortgage Association	4.000	06/20/46	132,382

3,684,817		Government National Mortgage Association	5.000	09/20/46	685,887

13,074,226		Government National Mortgage Association	3.000	11/20/51	9,630,638

17,560,497		Government National Mortgage Association	3.000	12/20/51	12,854,554

15,825,141		Government National Mortgage Association	3.000	01/20/52	11,798,100

14,749,817		Government National Mortgage Association	3.000	02/20/52	10,242,519

10,139,602		Government National Mortgage Association	4.000	04/20/52	8,652,848

10,381,614		Government National Mortgage Association	5.000	04/20/52	1,894,866

5,450,593		Government National Mortgage Association	4.000	07/20/52	4,500,111

8,582,858		Government National Mortgage Association	4.500	09/20/52	8,004,395

7,485,018		Government National Mortgage Association	4.500	09/20/52	6,985,230

6,231,921		Government National Mortgage Association	4.500	09/20/52	5,895,190

4,542,477		Government National Mortgage Association	4.500	09/20/52	4,046,621

5,237,902		Government National Mortgage Association	4.500	02/20/53	4,787,710

4,630,195		Government National Mortgage Association	5.500	02/20/53	4,612,269

8,997,261	(b)	Government National Mortgage Association, (SOFR30A + 6.950%)	2.606	05/20/53	762,198

6,750,387	(b)	Government National Mortgage Association, (SOFR30A + 23.205%)	6.262	08/20/53	7,326,544

4,367,769	(b)	Government National Mortgage Association, (SOFR30A + 25.350%)	8.407	08/20/53	5,088,221

78,765,205	(b),(f)	GS Mortgage-Backed Securities Corp Trust	0.151	08/25/51	677,097

11,860,207	(b),(f)	GS Mortgage-Backed Securities Trust	2.500	11/25/51	9,631,841

7,777,085	(b),(f)	GS Mortgage-Backed Securities Trust	2.500	03/25/52	6,325,780

2,597,819	(b),(f)	GS Mortgage-Backed Securities Trust	2.827	05/28/52	2,149,520

7,407,960	(b),(f)	GS Mortgage-Backed Securities Trust	3.000	08/26/52	6,271,384

59,448	(b)	Impac CMB Trust, (TSFR1M + 0.774%)	5.095	03/25/35	54,189

1,007,874	(b),(f)	J.P. Morgan Mortgage Trust	3.243	10/25/52	815,117

1,011,525	(b),(f)	JP Morgan Mortgage Trust	3.500	05/25/47	917,047

687,722	(b),(f)	JP Morgan Mortgage Trust	3.500	10/25/48	614,620

117,598	(b),(f)	JP Morgan Mortgage Trust	4.000	01/25/49	109,857

22,040,127	(b),(f)	JP Morgan Mortgage Trust	0.122	06/25/51	140,305

38,596,782	(b),(f)	JP Morgan Mortgage Trust	0.107	11/25/51	231,125

3,479,304	(b),(f)	JP Morgan Mortgage Trust	2.500	11/25/51	2,830,021

184	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$38,681,227	(b),(f)	JP Morgan Mortgage Trust	0.115%	12/25/51	$249,525

3,699,943	(b),(f)	JP Morgan Mortgage Trust	2.500	12/25/51	3,009,486

884,171	(b),(f)	JP Morgan Mortgage Trust	2.845	12/25/51	708,276

7,719,799	(b),(f)	JP Morgan Mortgage Trust	2.500	01/25/52	6,284,001

8,828,274	(b),(f)	JP Morgan Mortgage Trust	0.500	04/25/52	253,608

6,467,105	(b),(f)	JP Morgan Mortgage Trust	3.343	04/25/52	5,504,840

4,142,787	(b),(f)	JP Morgan Mortgage Trust	3.343	04/25/52	3,486,877

2,268,902	(b),(f)	JP Morgan Mortgage Trust	3.343	04/25/52	1,847,384

11,088,287	(b),(f)	JP Morgan Mortgage Trust	2.500	06/25/52	9,019,069

2,559,319	(b),(f)	JP Morgan Mortgage Trust	3.000	06/25/52	2,181,726

75,706,245	(f)	JP Morgan Mortgage Trust	0.224	07/25/52	729,407

11,637,829	(b),(f)	JP Morgan Mortgage Trust	2.500	07/25/52	9,458,216

18,670,925	(b),(f)	JP Morgan Mortgage Trust	3.250	07/25/52	16,506,845

12,578,355	(b),(f)	JP Morgan Mortgage Trust	3.000	08/25/52	10,648,504

7,489,546	(b),(f)	JP Morgan Mortgage Trust	3.000	10/25/52	6,340,452

4,871,442	(b),(f)	JP Morgan Mortgage Trust	3.000	11/25/52	4,124,034

6,997,444	(b),(f)	JP Morgan Mortgage Trust	3.000	04/25/53	5,923,852

3,319,246	(b),(f)	JP Morgan Mortgage Trust	5.000	06/25/53	3,215,303

2,947,807	(b),(f)	JP Morgan Mortgage Trust	5.500	06/25/53	2,904,924

7,062,415	(b),(f)	Morgan Stanley Residential Mortgage Loan Trust	2.500	08/25/51	5,746,767

7,083,164	(b),(f)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	6,318,220

5,230,368	(b),(f)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	4,254,444

4,870,145	(b),(f)	OBX	3.000	01/25/52	4,122,936

2,254,218	(b),(f)	RCKT Mortgage Trust	3.007	09/25/51	1,788,575

12,604,069	(b),(f)	RCKT Mortgage Trust	2.500	02/25/52	10,251,986

4,579,816	(b),(f)	RCKT Mortgage Trust	3.000	05/25/52	3,877,151

339,922	(b),(f)	RCKT Mortgage Trust	3.190	05/25/52	279,528

816,079	(b),(f)	RCKT Mortgage Trust	4.000	06/25/52	737,526

120,524	(b),(f)	Sequoia Mortgage Trust	4.000	06/25/49	113,731

1,173,031	(b),(f)	Sequoia Mortgage Trust	3.500	12/25/49	1,053,536

3,507,648	(b),(f)	Sequoia Mortgage Trust	2.500	06/25/51	2,853,075

2,500,000	(b),(f)	Verus Securitization Trust	7.511	02/25/68	2,525,970

398,130	(f)	Verus Securitization Trust (Step Bond)	2.733	05/25/65	383,318

4,532,602	(b),(f)	Wells Fargo Mortgage Backed Securities Trust	3.000	08/25/51	3,837,181

4,459,587	(b),(f)	Wells Fargo Mortgage Backed Securities Trust	3.312	08/25/51	3,737,669

		TOTAL MORTGAGE BACKED			2,848,965,511

		MUNICIPAL BONDS - 0.1%

550,000		City & County of San Francisco CA Community Facilities District No 2014-1	4.038	09/01/34	512,410

3,400,000		New Jersey Economic Development Authority	7.425	02/15/29	3,589,131

4,075,000		New York State Dormitory Authority	4.294	07/01/44	3,579,096

33,000		State Public School Building Authority	5.000	09/15/27	33,535

		TOTAL MUNICIPAL BONDS			7,714,172

		U.S. TREASURY SECURITIES - 19.0%

1,200,000		United States Treasury Bill	0.000	10/30/25	1,171,912

8,097,440	(j)	United States Treasury Inflation Indexed Bonds	1.875	07/15/34	8,172,705

97,350,000		United States Treasury Note	4.125	10/31/26	97,593,375

2,785,000		United States Treasury Note	4.250	11/30/26	2,798,381

2,690,000		United States Treasury Note	4.125	01/31/27	2,699,142

52,820,000		United States Treasury Note	4.125	02/28/27	53,020,138

2,600,000		United States Treasury Note	3.875	03/31/27	2,599,086

640,000		United States Treasury Note	4.250	01/15/28	646,000

9,250,000		United States Treasury Note	4.375	01/31/32	9,413,320

16,700,000		United States Treasury Note	4.125	02/29/32	16,744,359

35,000,000		United States Treasury Note	4.125	03/31/32	35,098,438

6,230,000		United States Treasury Note	4.625	02/15/35	6,436,369

23,250,000		United States Treasury Note	4.625	11/15/44	23,279,062

65,235,000		United States Treasury Note	4.750	02/15/45	66,427,577

135,201,000		United States Treasury Note	4.500	11/15/54	133,215,235

50,500,000		United States Treasury Note	4.625	02/15/55	50,839,297

6,135,000		United States Treasury Note/Bond	5.000	10/31/25	6,162,943

18,200,000		United States Treasury Note/Bond	4.250	01/31/26	18,218,911

1,550,000		United States Treasury Note/Bond	4.500	03/31/26	1,556,370

See Notes to Financial Statements	185

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		U.S. TREASURY SECURITIES (continued)

$16,865,000		United States Treasury Note/Bond	4.875%	04/30/26	$17,009,275

32,802,000		United States Treasury Note/Bond	3.625	05/15/26	32,657,210

650,000		United States Treasury Note/Bond	4.875	05/31/26	656,119

2,450,000		United States Treasury Note/Bond	4.625	06/30/26	2,468,184

2,075,000		United States Treasury Note/Bond	3.750	08/31/26	2,068,678

8,150,000		United States Treasury Note/Bond	0.875	09/30/26	7,788,025

3,725,000		United States Treasury Note/Bond	3.500	09/30/26	3,700,264

30,000,000		United States Treasury Note/Bond	4.625	10/15/26	30,297,656

16,425,000		United States Treasury Note/Bond	4.625	11/15/26	16,595,666

23,720,000		United States Treasury Note/Bond	1.250	12/31/26	22,654,453

3,700,000		United States Treasury Note/Bond	4.500	05/15/27	3,743,938

865,000		United States Treasury Note/Bond	3.500	04/30/28	855,032

200,000		United States Treasury Note/Bond	1.000	07/31/28	182,023

1,090,000		United States Treasury Note/Bond	3.250	06/30/29	1,061,047

1,785,000		United States Treasury Note/Bond	4.000	10/31/29	1,788,974

27,241,000		United States Treasury Note/Bond	4.000	02/28/30	27,302,718

1,356,000		United States Treasury Note/Bond	3.500	04/30/30	1,326,867

7,750,000		United States Treasury Note/Bond	4.625	09/30/30	7,989,160

11,286,000		United States Treasury Note/Bond	4.000	01/31/31	11,271,893

30,000,000		United States Treasury Note/Bond	4.250	02/28/31	30,349,219

24,000,000		United States Treasury Note/Bond	4.125	03/31/31	24,119,063

8,775,000		United States Treasury Note/Bond	4.625	04/30/31	9,049,904

25,495,000		United States Treasury Note/Bond	4.125	07/31/31	25,596,582

7,775,000		United States Treasury Note/Bond	1.250	08/15/31	6,559,245

6,950,000		United States Treasury Note/Bond	3.625	09/30/31	6,777,064

122,235,000		United States Treasury Note/Bond	3.375	05/15/33	115,784,239

1,900,000		United States Treasury Note/Bond	4.750	02/15/37	1,993,367

10,875,000		United States Treasury Note/Bond	3.500	02/15/39	9,915,791

16,015,000		United States Treasury Note/Bond	3.875	08/15/40	14,975,902

2,850,000		United States Treasury Note/Bond	1.875	02/15/41	1,999,453

33,830,000		United States Treasury Note/Bond	2.000	11/15/41	23,761,610

12,000,000		United States Treasury Note/Bond	3.125	11/15/41	10,030,313

370,024,100		United States Treasury Note/Bond	2.375	02/15/42	277,964,795

4,115,000		United States Treasury Note/Bond	3.250	05/15/42	3,477,014

209,174,000		United States Treasury Note/Bond	3.875	02/15/43	191,443,236

8,670,000		United States Treasury Note/Bond	3.875	05/15/43	7,914,084

20,990,000		United States Treasury Note/Bond	4.375	08/15/43	20,455,411

54,460,000		United States Treasury Note/Bond	4.750	11/15/43	55,636,421

117,010,000		United States Treasury Note/Bond	4.625	05/15/44	117,389,369

5,010,000		United States Treasury Note/Bond	4.125	08/15/44	4,693,744

1,380,000		United States Treasury Note/Bond	2.500	05/15/46	977,967

10,450,000		United States Treasury Note/Bond	3.000	05/15/47	8,028,539

1,255,000		United States Treasury Note/Bond	2.750	08/15/47	917,719

42,835,000		United States Treasury Note/Bond	2.750	11/15/47	31,246,124

55,445,000		United States Treasury Note/Bond	3.000	02/15/48	42,263,817

510,000		United States Treasury Note/Bond	3.125	05/15/48	396,983

45,841,000		United States Treasury Note/Bond	3.375	11/15/48	37,208,209

217,477,000		United States Treasury Note/Bond	2.250	02/15/52	137,197,405

86,704,000		United States Treasury Note/Bond	3.625	02/15/53	73,024,412

		TOTAL U.S. TREASURY SECURITIES			2,018,656,803

		TOTAL GOVERNMENT BONDS (Cost $5,369,299,689)			5,089,615,672

SHARES		DESCRIPTION			VALUE

		INVESTMENT COMPANIES - 0.9%

3,965,434	(g),(k)	Nuveen Ultra Short Income ETF			100,365,135

		TOTAL INVESTMENT COMPANIES (Cost $100,021,760)			100,365,135

186	See Notes to Financial Statements

SHARES		DESCRIPTION			VALUE

		PREFERRED STOCKS - 0.1%

		FINANCIAL SERVICES - 0.1%

200,000		Morgan Stanley			$4,972,000

208,700		Morgan Stanley			5,269,675

		TOTAL FINANCIAL SERVICES			10,241,675

		TOTAL PREFERRED STOCKS (Cost $10,877,500)			10,241,675

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		STRUCTURED ASSETS - 15.2%

		ASSET BACKED - 6.2%

$4,000,000	(b),(f)	AGL CLO 19 Ltd, (TSFR3M + 2.750%), Series 2022 19A	7.043%	07/21/35	4,002,024

1,000,000	(b),(f)	AGL CLO Ltd., (TSFR3M + 2.600%), Series 2023 25A	6.893	07/21/36	1,000,539

3,243,487	(f)	Alterna Funding III LLC, Series 2024 1A	6.260	05/16/39	3,270,240

17,000,000		AmeriCredit Automobile Receivables Trust, Series 2021 1	1.210	12/18/26	16,861,892

2,000,000	(f)	AMSR Trust, Series 2019 SFR1	3.148	01/19/39	1,943,428

5,710,511	(f)	Apollo aviation securitization, Series 2021 2A	2.798	01/15/47	5,250,163

55,677	(f)	Asset Backed Funding Corp NIM Trust, Series 2005 WMC1	5.900	07/26/35	1

1,181,200	(f)	Avis Budget Rental Car Funding AESOP LLC, Series 2020 2A	2.020	02/20/27	1,159,653

6,800,000	(f)	Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A	1.630	08/20/27	6,529,931

3,100,000	(f)	Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A	2.130	08/20/27	2,973,430

1,000,000	(f)	Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A	1.660	02/20/28	951,965

19,009,041		BMW Vehicle Lease Trust, Series 2024 2	4.290	01/25/27	18,982,373

442,942	(f)	BRE Grand Islander Timeshare Issuer LLC, Series 2019 A	3.280	09/26/33	435,883

10,000,000	(f)	Brex Commercial Charge Card Master Trust, Series 2024 1	6.050	07/15/27	10,103,963

1,210,539	(f)	British Airways Pass Through Trust, Series 2018 1	3.800	09/20/31	1,167,787

3,803,721	(f)	Capital Automotive REIT, Series 2021 1A	1.440	08/15/51	3,624,262

8,307,250	(f)	Capital Automotive REIT, Series 2021 1A	1.920	08/15/51	7,913,516

5,715,625	(f)	Cars Net Lease Mortgage Notes, Series 2020 1A	2.010	12/15/50	5,289,734

11,621,678	(f)	Cars Net Lease Mortgage Notes Series, Series 2020 1A	3.100	12/15/50	10,882,921

272,984		Carvana Auto Receivables Trust, Series 2021 N2	1.270	03/10/28	263,731

1,259,676		Carvana Auto Receivables Trust, Series 2021 N4	1.720	09/11/28	1,216,507

1,108,234	(f)	Carvana Auto Receivables Trust, Series 2022 N1	4.130	12/11/28	1,095,421

4,150,000	(b),(f)	Cayuga Park CLO Ltd, (TSFR3M + 1.912%), Series 2020 1A	1.000	07/17/34	4,143,991

47,599	(b)	C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6	3.485	07/25/36	47,035

8,817,685	(b),(f)	CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A	5.151	04/07/52	882

8,769,657	(f)	CF Hippolyta LLC, Series 2020 1	1.690	07/15/60	8,653,890

2,609,657	(f)	CF Hippolyta LLC, Series 2020 1	1.990	07/15/60	2,395,044

1,798,904	(f)	CF Hippolyta LLC, Series 2020 1	2.280	07/15/60	1,770,508

27,500,000		Chase Issuance Trust, Series 2022 A1	3.970	09/15/27	27,425,156

5,855,000	(b),(f)	CIFC Funding Ltd, (LIBOR 3 M + 1.862%), Series 2020 2A	6.155	10/20/34	5,859,666

5,625,000	(b),(f)	CIFC Funding Ltd, (TSFR3M + 1.912%), Series 2020 1A	6.214	07/15/36	5,629,449

707		CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1	6.200	02/25/30	705

1,500,000		CNH Equipment Trust, Series 2024 B	5.190	09/17/29	1,524,453

9,035,000		CNH Equipment Trust, Series 2024 C	4.030	01/15/30	8,968,142

11,450,000	(f)	Cologix Data Centers US Issuer LLC, Series 2021 1A	3.300	12/26/51	10,959,237

1,063,125	(f)	DB Master Finance LLC, Series 2019 1A	4.352	05/20/49	1,036,315

16,447,500	(f)	DB Master Finance LLC, Series 2021 1A	2.045	11/20/51	15,691,168

12,964,500	(f)	DB Master Finance LLC, Series 2021 1A	2.493	11/20/51	11,896,938

1,019,183	(f)	Diamond Resorts Owner Trust, Series 2021 1A	2.050	11/21/33	1,004,500

649,250	(f)	Domino's Pizza Master Issuer LLC, Series 2015 1A	4.474	10/25/45	647,170

2,274,000	(f)	Domino's Pizza Master Issuer LLC, Series 2018 1A	4.116	07/25/48	2,262,778

13,566,375	(f)	Domino's Pizza Master Issuer LLC, Series 2021 1A	2.662	04/25/51	12,525,088

3,800,000	(b),(f)	Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A	6.155	07/18/30	3,803,937

4,204,751	(f)	DT Auto Owner Trust, Series 2021 1A	1.160	11/16/26	4,182,587

10,040,000	(f)	Flexential Issuer, LLC, Series 2021 1A	3.250	11/27/51	9,580,583

6,956,969	(f)	FNA VI LLC, Series 2021 1A	1.350	01/10/32	6,418,460

7,000,000		Ford Credit Auto Owner Trust, Series 2024 A	5.090	12/15/28	7,073,938

24,625,000		Ford Credit Auto Owner Trust, Series 2024 C	4.070	07/15/29	24,510,991

6,000,000		GM Financial Consumer Automobile Receivables Trust, Series 2024 4	4.530	10/18/27	6,001,486

1,915,000	(f)	Hardee's Funding LLC, Series 2020 1A	3.981	12/20/50	1,822,813

515,352	(f)	HERO Funding Trust, Series 2017 3A	3.190	09/20/48	452,834

184,207	(f)	HERO Funding Trust, Series 2017 2A	3.280	09/20/48	163,036

See Notes to Financial Statements	187

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET BACKED (continued)

$669,958	(f)	HERO Funding Trust, Series 2017 3A	3.950%	09/20/48	$603,187

368,413	(f)	HERO Funding Trust, Series 2017 2A	4.070	09/20/48	334,303

4,700,000	(f)	Hertz Vehicle Financing LLC, Series 2022 4A	4.120	09/25/26	4,685,374

3,700,000	(f)	Hertz Vehicle Financing LLC, Series 2022 4A	4.610	09/25/26	3,687,890

360,270	(f)	Hilton Grand Vacations Trust, Series 2019 AA	2.340	07/25/33	353,511

39,835	(b)	Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1	3.986	06/25/33	39,063

32,500,000		Honda Auto Receivables Owner Trust, Series 2024 4	4.330	05/15/29	32,472,008

18,000,000		Honda Auto Receivables Owner Trust, Series 2025 1	4.570	09/21/29	18,092,336

1,759,755	(f)	Horizon Aircraft Finance II Ltd, Series 2019 1	3.721	07/15/39	1,689,361

2,897,661	(f)	Horizon Aircraft Finance III Ltd, Series 2019 2	3.425	11/15/39	2,764,368

1,850,000	(f)	Hpefs Equipment Trust, Series 2022 2A	4.430	09/20/29	1,848,817

3,750,000	(f),(l)	Industrial DPR Funding Ltd, Series 2022 1A	5.380	04/15/34	3,297,000

1,850,000	(b),(f)	KKR Clo 32 Ltd, (TSFR3M + 2.100%), Series 2024 32A	6.402	04/15/37	1,851,090

8,400,000	(f)	Kubota Credit Owner Trust, Series 2025 1A	4.670	06/15/29	8,461,065

2,250,000	(f)	M&T Bank Auto Receivables Trust, Series 2025 1A	4.730	06/17/30	2,265,923

674,805	(f)	MAPS Trust, Series 2021 1A	2.521	06/15/46	629,017

2,700,000	(b),(f)	Massachusetts St, (TSFR3M + 1.912%), Series 2021 3A	6.214	01/15/35	2,701,428

5,250,000	(b),(f)	MSCG Trust, Series 2015 ALDR	3.462	06/07/35	5,094,248

1,750,000	(b),(f)	MSCG Trust, Series 2015 ALDR	3.462	06/07/35	1,675,573

568,714	(f)	MVW LLC, Series 2021 2A	1.830	05/20/39	539,096

1,119,088	(f)	MVW LLC, Series 2021 1WA	1.440	01/22/41	1,054,228

705,026	(f)	MVW LLC, Series 2021 1WA	1.940	01/22/41	665,034

598,316	(f)	MVW Owner Trust, Series 2019 1A	3.000	11/20/36	596,270

922,642	(f)	Navient Private Education Refi Loan Trust, Series 2020 HA	1.310	01/15/69	866,927

722,159	(f)	Navient Student Loan Trust, Series 2019 BA	3.390	12/15/59	707,008

1,100,000	(b),(f)	Neuberger Berman CLO Ltd, (TSFR3M + 1.750%), Series 2024 56A	6.772	07/24/37	1,101,836

6,750,000	(b),(f)	Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M + 1.662%), Series 2021 40A	5.969	04/16/33	6,761,907

5,183,927	(f)	Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A	1.480	01/20/51	5,005,504

4,615,759	(f)	Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A	2.380	11/20/51	4,366,482

5,450,000	(b),(f)	OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%), Series 2021 10A	6.205	01/18/36	5,454,502

10,000,000	(f)	OneMain Financial Issuance Trust, Series 2020 2A	1.750	09/14/35	9,676,877

1,683,758	(f)	Oportun Issuance Trust, Series 2021 B	1.960	05/08/31	1,642,996

1,600,000	(f)	Oscar US Funding XVII LLC, Series 2024 2A	4.470	03/12/29	1,588,661

6,340,000	(f)	PFS Financing Corp, Series 2024 D	5.340	04/15/29	6,452,335

18,750,000	(f)	PFS Financing Corp, Series 2025 B	4.850	02/15/30	18,906,996

24,894,055	(f)	Porsche Innovative Lease Owner Trust, Series 2024 2A	4.470	12/21/26	24,878,484

1,500,000	(f)	Progress Residential Trust, Series 2021 SFR9	2.711	11/17/40	1,380,511

2,750,000	(f)	Regional Management Issuance Trust, Series 2024 2	5.490	12/15/33	2,768,701

2,636,201	(f)	Renew, Series 2018 1	3.950	09/20/53	2,436,667

13,805,376	(f)	SBNA Auto Lease Trust, Series 2024 B	5.670	11/20/26	13,834,886

1,320,000	(f)	SCCU Auto Receivables Trust, Series 2024 1A	5.160	05/15/30	1,342,137

3,905,000	(f)	SCCU Auto Receivables Trust, Series 2024 1A	5.620	12/16/30	3,932,963

11,081,013	(f)	SERVPRO Master Issuer LLC, Series 2019 1A	3.882	10/25/49	10,858,331

3,224,375	(f)	SERVPRO Master Issuer LLC, Series 2021 1A	2.394	04/25/51	2,970,872

575,966	(f)	Sierra Timeshare Receivables Funding LLC, Series 2021 1A	0.990	11/20/37	561,951

624,502	(f)	Sierra Timeshare Receivables Funding LLC, Series 2021 1A	1.340	11/20/37	609,527

346,227	(f)	Sierra Timeshare Receivables Funding LLC, Series 2021 1A	1.790	11/20/37	337,735

1,594,772	(f)	Sierra Timeshare Receivables Funding LLC, Series 2024 3A	4.830	08/20/41	1,596,386

7,748,045	(f)	Sierra Timeshare Receivables Funding LLC, Series 2024 1A	5.350	01/20/43	7,814,353

194,744	(f)	SMB Private Education Loan Trust, Series 2017 A	2.880	09/15/34	193,711

356,002	(f)	SMB Private Education Loan Trust, Series 2017 B	2.820	10/15/35	351,187

308,980	(f)	SoFi Professional Loan Program LLC, Series 2017 F	2.840	01/25/41	306,389

432,374	(f)	SoFi Professional Loan Program LLC, Series 2019 A	3.690	06/15/48	427,240

2,246,169	(f)	SpringCastle America Funding LLC, Series 2020 AA	1.970	09/25/37	2,093,974

3,950,000	(f)	Stack Infrastructure Issuer LLC, Series 2020 1A	1.893	08/25/45	3,899,408

242,727	(b)	Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8	5.335	09/25/34	231,879

15,511,125	(f)	Subway Funding LLC, Series 2024 1A	6.028	07/30/54	15,622,613

1,700,000		Synchrony Card Funding LLC, Series 2024 A1	5.040	03/15/30	1,722,746

14,987,055	(f)	Taco Bell Funding LLC, Series 2021 1A	1.946	08/25/51	14,191,359

9,667,800	(f)	Taco Bell Funding LLC, Series 2021 1A	2.294	08/25/51	8,671,683

34,350,000	(f)	T-Mobile US Trust, Series 2025 1A	4.910	11/20/29	34,600,758

1,748,118		Toyota Auto Receivables Owner Trust, Series 2024 D	4.550	08/16/27	1,748,952

188	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET BACKED (continued)

$20,000,000	(f)	Toyota Lease Owner Trust, Series 2025 A	4.750%	02/22/28	$20,121,896

4,954,670	(f)	Vine, Series 2020 1A	2.790	11/15/50	4,618,331

7,600,000		Volkswagen Auto Lease Trust, Series 2024 A	5.210	06/21/27	7,673,757

9,773,441	(f)	Wendy's Funding LLC, Series 2021 1A	2.370	06/15/51	8,875,518

9,250,000	(f)	Zayo Issuer LLC, Series 2025 1A	5.648	03/20/55	9,288,368

		TOTAL ASSET BACKED			659,267,638

		OTHER MORTGAGE BACKED - 9.0%

65,775	(b),(f)	Agate Bay Mortgage Trust, Series 2015 6	3.500	09/25/45	60,616

2,500,000	(b),(f)	BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF	6.670	02/15/42	2,497,136

2,486,000		Banc of America Commercial Mortgage Trust, Series 2015 UBS7	3.705	09/15/48	2,468,569

2,071,000	(b)	Banc of America Commercial Mortgage Trust, Series 2015 UBS7	3.989	09/15/48	2,054,125

1,910,000	(b)	Banc of America Commercial Mortgage Trust, Series 2015 UBS7	4.332	09/15/48	1,809,300

5,055,000		BANK, Series 2017 BNK8	3.731	11/15/50	4,742,714

4,000,000	(b)	BANK, Series 2017 BNK8	3.948	11/15/50	3,563,901

1,000,000	(b)	BANK, Series 2017 BNK8	4.092	11/15/50	804,102

3,000,000	(f)	BANK, Series 2019 BN21	2.500	10/17/52	2,146,871

1,000,000		BANK, Series 2019 BN21	3.093	10/17/52	898,945

2,500,000		BANK, Series 2019 BN23	3.203	12/15/52	2,264,311

1,637,000		BANK, Series 2019 BN23	3.455	12/15/52	1,447,875

4,621,000		BANK, Series 2020 BN30	1.925	12/15/53	3,911,614

8,864,000	(b)	BANK, Series 2022 BNK39	2.928	02/15/55	7,795,193

1,643,989		BANK, Series 2017 BNK6	3.289	07/15/60	1,625,084

1,750,000		BANK, Series 2019 BN20	3.011	09/15/62	1,606,581

2,550,000	(b)	BANK, Series 2019 BN24	3.283	11/15/62	2,334,663

11,716,000		BANK, Series 2021 BN34	2.438	06/15/63	10,007,533

3,330,000	(b)	BANK, Series 2022 BNK41	3.790	04/15/65	3,091,856

2,192,704		Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017 BNK3	3.366	02/15/50	2,168,502

2,000,000	(b)	BANK5, Series 2023 5YR1	6.260	04/15/56	2,076,050

6,000,000		BANK5, Series 2024 5YR7	5.769	06/15/57	6,207,059

6,768,511	(b),(f)	Bayview MSR Opportunity Master Fund Trust, Series 2022 5	3.000	02/25/52	5,730,042

1,250,000	(b),(f)	BBCMS Mortgage Trust, Series 2018 CHRS	4.267	08/05/38	1,035,329

13,865,000		BBCMS Mortgage Trust, Series 2023 C19	5.753	04/15/56	14,078,593

4,327,471	(b)	BBCMS Mortgage Trust, Series 2023 C20	6.383	07/15/56	4,465,431

4,367,000	(b)	BBCMS Mortgage Trust, Series 2024 C30	5.831	11/15/57	4,509,910

2,500,000	(f)	BBCMS Trust, Series 2015 SRCH	4.798	08/10/35	2,361,106

2,500,000	(b),(f)	BBCMS Trust, Series 2015 SRCH	4.957	08/10/35	2,300,237

2,575,000	(b),(f)	Benchmark Mortgage Trust, Series 2020 IG2	2.791	09/15/48	2,200,531

2,500,000	(b),(f)	Benchmark Mortgage Trust, Series 2020 IG3	3.131	09/15/48	2,025,640

2,500,000	(b),(f)	Benchmark Mortgage Trust, Series 2020 IG3	3.536	09/15/48	2,351,328

3,200,000	(b)	Benchmark Mortgage Trust, Series 2018 B1	3.666	01/15/51	3,103,051

2,145,000		Benchmark Mortgage Trust, Series 2018 B6	4.261	10/10/51	2,093,107

1,380,000		Benchmark Mortgage Trust, Series 2019 B9	4.016	03/15/52	1,330,981

2,000,000		Benchmark Mortgage Trust, Series 2019 B9	4.267	03/15/52	1,920,254

1,624,000		Benchmark Mortgage Trust, Series 2019 B9	4.468	03/15/52	1,472,882

1,250,000	(b)	Benchmark Mortgage Trust, Series 2019 B9	4.971	03/15/52	1,073,712

2,500,000		Benchmark Mortgage Trust, Series 2019 B11	3.542	05/15/52	2,361,635

1,050,000		Benchmark Mortgage Trust, Series 2021 B23	2.095	02/15/54	795,059

18,500,000		Benchmark Mortgage Trust, Series 2021 B24	2.584	03/15/54	16,020,626

15,830,000		Benchmark Mortgage Trust, Series 2021 B27	2.390	07/15/54	13,474,244

2,000,000		Benchmark Mortgage Trust, Series 2021 B28	2.224	08/15/54	1,705,671

5,250,000	(b)	Benchmark Mortgage Trust, Series 2021 B28	2.244	08/15/54	4,181,082

3,000,000		Benchmark Mortgage Trust, Series 2023 B38	5.626	04/15/56	3,020,456

8,000,000		Benchmark Mortgage Trust, Series 2023 B39	5.750	07/15/56	8,371,594

1,680,000	(f)	Benchmark Mortgage Trust, Series 2019 B14	2.500	12/15/62	1,024,580

3,500,000		Benchmark Mortgage Trust, Series 2019 B14	3.493	12/15/62	2,852,248

3,000,000	(b)	Benchmark Mortgage Trust, Series 2019 B14	3.754	12/15/62	2,349,347

4,000,000		Benchmark Mortgage Trust, Series 2019 B15	2.928	12/15/72	3,650,282

2,000,000		Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series	0.000	08/15/52	1,649,144

1,530,000	(b)	BMO Mortgage Trust, Series 2024 C8	5.911	03/15/57	1,577,390

6,400,000	(b)	BMO Mortgage Trust, Series 2024 C9	6.127	07/15/57	6,706,700

3,411,500	(b),(f)	BX Commercial Mortgage Trust, (TSFR1M + 1.946%), Series 2019 IMC	6.265	04/15/34	3,369,612

1,000,000	(b),(f)	BX Commercial Mortgage Trust, (TSFR1M + 3.927%), Series 2024 BRBK	8.243	10/15/41	1,004,813

See Notes to Financial Statements	189

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$1,900,000	(b),(f)	BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK	9.190%	10/15/41	$1,910,534

2,100,000	(b),(f)	BX Mortgage Trust, (TSFR1M + 2.062%), Series 2021 PAC	6.381	10/15/36	2,081,026

1,155,000	(b),(f)	BX TRUST, (TSFR1M + 2.949%), Series 2022 PSB	7.268	08/15/39	1,152,475

2,000,000	(b),(f)	BXP Trust, Series 2021 601L	2.775	01/15/44	1,538,748

6,500,000	(b)	CD Mortgage Trust, Series 2016 CD2	3.879	11/10/49	5,592,519

3,030,000	(b)	CD Mortgage Trust, Series 2016 CD2	3.952	11/10/49	1,810,352

5,555,000		CD Mortgage Trust, Series 2017 CD3	3.833	02/10/50	4,928,021

6,635,000	(b)	CD Mortgage Trust, Series 2017 CD3	3.984	02/10/50	4,487,950

3,630,000	(b)	CD Mortgage Trust, Series 2017 CD3	4.539	02/10/50	1,543,579

5,000,000	(b)	CD Mortgage Trust, Series 2017 CD5	3.684	08/15/50	4,798,920

1,000,000		CD Mortgage Trust, Series 2017 CD6	3.456	11/13/50	962,325

1,681,386		CD Mortgage Trust, Series 2019 CD8	2.812	08/15/57	1,619,681

1,000,000	(b),(f)	Century Plaza Towers, Series 2019 CPT	2.997	11/13/39	809,497

48,083	(b),(f)	CF Mortgage Trust, Series 2020 P1	2.840	04/15/25	47,938

1,500,000	(b),(f)	CF Mortgage Trust, Series 2020 P1	3.603	04/15/52	1,356,477

1,175,400		CGMS Commercial Mortgage Trust, Series 2017 B1	3.458	08/15/50	1,138,018

39,748	(b)	CHL Mortgage Pass-Through Trust, Series 2004 HYB9	5.415	02/20/35	40,152

341,389	(b),(f)	CIM Trust, Series 2021 J2	2.670	04/25/51	275,269

579,025	(b),(f)	Citigroup Commercial Mortgage Trust, Series 2014 GC23	4.663	07/10/47	549,439

1,500,000		Citigroup Commercial Mortgage Trust, Series 2015 GC29	3.457	04/10/48	1,467,202

500,000	(b)	Citigroup Commercial Mortgage Trust, Series 2015 GC29	3.758	04/10/48	484,192

2,000,000	(b)	Citigroup Commercial Mortgage Trust, Series 2015 GC29	4.200	04/10/48	1,834,394

227,620		COMM Mortgage Trust, Series 2012 CR4	2.853	10/15/45	217,100

3,962,194	(b)	COMM Mortgage Trust, Series 2014 CR14	3.572	02/10/47	3,803,705

2,488,758		COMM Mortgage Trust, Series 2014 CR17	4.377	05/10/47	2,433,855

3,896,000	(b)	COMM Mortgage Trust, Series 2014 UBS3	4.468	06/10/47	2,790,896

5,150,000	(b),(f)	COMM Mortgage Trust, Series 2014 UBS3	4.767	06/10/47	2,451,091

2,498,000	(b)	COMM Mortgage Trust, Series 2015 LC19	3.829	02/10/48	2,456,462

2,497,000	(f)	COMM Mortgage Trust, Series 2015 CR22	3.000	03/10/48	1,734,133

2,575,000	(b)	COMM Mortgage Trust, Series 2015 CR22	3.603	03/10/48	2,517,472

5,315,000	(b)	COMM Mortgage Trust, Series 2015 CR22	3.926	03/10/48	5,200,737

2,000,000	(b),(f)	COMM Mortgage Trust, Series 2015 CR22	4.044	03/10/48	1,535,728

1,000,000	(b)	COMM Mortgage Trust, Series 2015 CR22	4.044	03/10/48	888,277

1,163,269		COMM Mortgage Trust, Series 2015 CR23	3.801	05/10/48	1,161,969

3,936,016	(b)	COMM Mortgage Trust, Series 2015 CR23	4.183	05/10/48	3,843,354

2,500,000	(b)	COMM Mortgage Trust, Series 2015 CR23	4.492	05/10/48	2,386,301

2,500,000	(b)	COMM Mortgage Trust, Series 2015 CR23	4.492	05/10/48	2,036,376

3,175,000	(b)	COMM Mortgage Trust, Series 2015 LC21	4.043	07/10/48	3,161,025

986,607		COMM Mortgage Trust, Series 2015 CR24	3.432	08/10/48	984,348

1,500,000	(b)	COMM Mortgage Trust, Series 2015 CR24	3.463	08/10/48	1,244,565

3,640,000	(b)	COMM Mortgage Trust, Series 2015 CR24	4.028	08/10/48	3,612,772

2,000,000	(b)	COMM Mortgage Trust, Series 2015 CR24	4.352	08/10/48	1,860,208

1,000,000	(b)	COMM Mortgage Trust, Series 2015 CR24	4.352	08/10/48	982,390

2,250,000	(b)	COMM Mortgage Trust, Series 2015 CR25	4.517	08/10/48	2,231,335

2,600,000		COMM Mortgage Trust, Series 2015 CR26	3.630	10/10/48	2,581,364

1,000,000		COMM Mortgage Trust, Series 2015 CR27	3.984	10/10/48	987,877

1,627,000	(b)	COMM Mortgage Trust, Series 2015 CR26	4.463	10/10/48	1,600,960

3,731,000	(b)	COMM Mortgage Trust, Series 2015 CR26	4.463	10/10/48	3,470,820

8,357,000	(b)	COMM Mortgage Trust, Series 2015 LC23	4.544	10/10/48	7,975,894

5,075,000	(b)	COMM Mortgage Trust, Series 2016 CR28	4.588	02/10/49	4,892,031

2,969,412	(b)	COMM Mortgage Trust, Series 2018 COR3	4.345	05/10/51	2,768,540

2,500,000	(b)	COMM Mortgage Trust, Series 2018 COR3	4.516	05/10/51	2,175,778

1,250,000		COMM Mortgage Trust, Series 2019 GC44	3.263	08/15/57	1,137,307

17,805,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03	7.840	03/25/42	18,477,801

4,779,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05	7.340	04/25/42	4,904,510

29,920,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06	8.190	05/25/42	31,304,108

7,825,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08	7.940	07/25/42	8,166,456

9,630,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09	9.086	09/25/42	10,321,505

15,035,000	(b),(f)	Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01	8.086	12/25/42	15,842,031

2,500,000	(b),(f)	CSMC, Series 2019 NQM1	3.388	10/25/59	2,369,723

5,545,929	(b),(f)	CSMC, Series 2021 NQM8	2.405	10/25/66	4,867,832

4,750,000		DBGS Mortgage Trust, Series 2018 C1	4.466	10/15/51	4,646,437

190	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$5,000,000		DBJPM Mortgage Trust, Series 2020 C9	2.340%	08/15/53	$4,256,770

3,398,000		DBJPMortgage Trust, Series 2020 C9	1.926	08/15/53	2,944,764

1,415,000	(b),(f)	DBSG Mortgage Trust, Series 2024 ALTA	5.946	06/10/37	1,436,944

4,860,000	(b),(f)	DBSG Mortgage Trust, Series 2024 ALTA	6.595	06/10/37	4,926,169

3,250,000	(b),(f)	DBWF Mortgage Trust, Series 2015 LCM	3.422	06/10/34	3,069,482

1,698,024	(b),(f)	ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP	5.754	11/15/38	1,690,157

3,600,000	(b),(f)	EQT Trust, Series 2024 EXTR	5.655	07/05/41	3,615,314

1,096,227	(b),(f)	Flagstar Mortgage Trust, Series 2017 2	3.980	10/25/47	999,160

40,592	(b),(f)	Flagstar Mortgage Trust, Series 2018 5	4.000	09/25/48	38,329

1,769,579	(b),(f)	Flagstar Mortgage Trust, Series 2021 2	2.500	04/25/51	1,439,352

5,693,183	(b),(f)	Flagstar Mortgage Trust, Series 2021 4	2.500	06/01/51	4,630,761

2,304,132	(b),(f)	Flagstar Mortgage Trust, Series 2021 5INV	3.343	07/25/51	1,887,578

756,785	(b),(f)	Flagstar Mortgage Trust, Series 2021 7	2.926	08/25/51	617,470

19,621,962	(b),(f)	Flagstar Mortgage Trust, Series 2021 10IN	3.000	10/25/51	16,611,435

2,000,000	(b),(f)	GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR	6.067	07/15/31	422,100

1,425,000	(b),(f)	GS Mortgage Securities Corp Trust, (TSFR1M + 1.364%), Series 2021 ARDN	5.684	11/15/36	1,417,022

6,500,000	(b),(f)	GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%), Series 2021 ARDN	6.484	11/15/36	6,401,182

3,000,000	(b),(f)	GS Mortgage Securities Corp Trust, (TSFR1M + 3.464%), Series 2021 ARDN	7.784	11/15/36	2,969,516

1,238,000	(b),(f)	GS Mortgage Securities Corp Trust, Series 2017 375H	3.475	09/10/37	1,178,906

3,741,400	(b)	GS Mortgage Securities Trust, Series 2015 GC32	4.018	07/10/48	3,720,379

3,779,000	(b)	GS Mortgage Securities Trust, Series 2016 GS3	3.979	10/10/49	3,487,299

4,185,000	(b)	GS Mortgage Securities Trust, Series 2016 GS4	3.949	11/10/49	3,657,689

2,791,188		GS Mortgage Securities Trust, Series 2017 GS5	3.467	03/10/50	2,759,607

9,100,951		GS Mortgage Securities Trust, Series 2017 GS5	3.674	03/10/50	8,843,115

4,300,000		GS Mortgage Securities Trust, Series 2017 GS6	3.433	05/10/50	4,157,588

1,500,000		GS Mortgage Securities Trust, Series 2017 GS6	3.638	05/10/50	1,402,071

2,590,000	(b)	GS Mortgage Securities Trust, Series 2015 GC30	3.777	05/10/50	2,537,304

3,000,000		GS Mortgage Securities Trust, Series 2017 GS8	3.837	11/10/50	2,913,837

3,500,000	(b)	GS Mortgage Securities Trust, Series 2017 GS8	4.317	11/10/50	3,096,611

3,010,000	(b)	GS Mortgage Securities Trust, Series 2018 GS9	3.992	03/10/51	2,938,833

1,725,000	(b)	GS Mortgage Securities Trust, Series 2018 GS10	4.155	07/10/51	1,665,422

2,400,000	(b)	GS Mortgage Securities Trust, Series 2019 GC38	4.158	02/10/52	2,286,578

1,219,888	(b)	GS Mortgage Securities Trust, Series 2019 GC38	4.761	02/10/52	1,112,002

5,510,000		GS Mortgage Securities Trust, Series 2019 GC42	3.001	09/10/52	5,048,155

1,361,000	(b)	GS Mortgage Securities Trust, Series 2020 GC45	3.405	02/13/53	1,202,343

5,500,000		GS Mortgage Securities Trust, Series 2020 GSA2	2.012	12/12/53	4,689,453

105,175	(b),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2	4.000	11/25/49	99,256

274,529	(b),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2	4.000	11/25/49	259,079

667,286	(b),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4	3.000	01/25/51	573,188

31,161,623	(b),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	0.251	03/27/51	386,590

1,011,440	(b),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	3.000	03/27/51	868,827

1,991,030	(b),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6	2.500	05/25/51	1,628,768

8,344,400	(b),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5	2.500	10/25/51	6,787,227

10,051,312	(b),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2	3.000	06/25/52	8,509,176

3,188,709	(b),(f)	GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4	3.000	09/25/52	2,699,477

952,334	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2020 PJ1	3.611	05/25/50	840,880

844,972	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2021 GR1	3.091	11/25/51	708,367

1,130,322	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2021 INV1	3.023	12/25/51	895,535

17,364,782	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.500	01/25/52	14,124,288

8,680,527	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2021 PJ8	2.500	01/25/52	7,060,628

3,130,445	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.721	01/25/52	2,519,762

2,154,373	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2022 LTV1	3.245	06/25/52	1,776,864

5,924,799	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2022 INV1	3.000	07/25/52	5,015,778

7,030,289	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2022 HP1	3.000	09/25/52	5,951,657

5,652,231	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2022 PJ5	3.000	10/25/52	4,785,030

4,449,898	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2022 PJ6	3.000	01/25/53	3,767,167

6,856,097	(b),(f)	GS Mortgage-Backed Securities Trust, Series 2023 PJ1	3.500	02/25/53	5,995,096

8,100,000	(b),(f)	Houston Galleria Mall Trust, Series 2025 HGLR	5.462	02/05/45	8,223,272

6,500,000	(b),(f)	HTL Commercial Mortgage Trust, Series 2024 T53	7.088	05/10/39	6,637,739

3,000,000	(b),(f)	Hudson Yards Mortgage Trust, Series 2016 10HY	2.977	08/10/38	2,900,836

1,500,000	(b),(f)	Hudson Yards Mortgage Trust, Series 2016 10HY	2.977	08/10/38	1,445,833

3,450,000	(b),(f)	Hudson Yards Mortgage Trust, Series 2019 55HY	2.943	12/10/41	3,014,781

See Notes to Financial Statements	191

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$2,500,000	(b),(f)	Hudson Yards Mortgage Trust, Series 2019 55HY	2.943%	12/10/41	$2,144,426

1,751,595	(b),(f)	Imperial Fund Mortgage Trust, Series 2020 NQM1	2.051	10/25/55	1,650,989

1,000,000	(b),(f)	Imperial Fund Mortgage Trust, Series 2020 NQM1	3.531	10/25/55	909,867

1,032,842	(b),(f)	J.P. Morgan Mortgage Trust, Series 2022 5	2.955	09/25/52	812,958

5,000,000	(f)	Jackson Park Trust, Series 2019 LIC	2.766	10/14/39	4,485,883

3,000,000	(f)	JP Morgan Chase Commercial Mortgage Securities Corp, Series 2018 AON	4.379	07/05/31	2,494,126

191,612	(b),(f)	JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13	3.984	01/15/46	181,074

1,000,000	(f)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN	3.620	01/16/37	564,220

1,505,741	(b),(f)	JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1	5.647	12/25/44	1,460,531

58,139	(b),(f)	JP Morgan Mortgage Trust, Series 2015 3	3.500	05/25/45	53,927

342,738	(b),(f)	JP Morgan Mortgage Trust, Series 2015 6	3.500	10/25/45	314,864

1,202,053	(b),(f)	JP Morgan Mortgage Trust, Series 2018 3	3.500	09/25/48	1,077,369

2,317,364	(b),(f)	JP Morgan Mortgage Trust, Series 2018 5	3.500	10/25/48	2,080,483

1,443,790	(b),(f)	JP Morgan Mortgage Trust, Series 2017 5	5.011	10/26/48	1,447,482

119,357	(b),(f)	JP Morgan Mortgage Trust, Series 2018 9	4.000	02/25/49	111,630

40,656	(b),(f)	JP Morgan Mortgage Trust, Series 2019 1	4.000	05/25/49	38,122

3,384,589	(b),(f)	JP Morgan Mortgage Trust, Series 2020 1	3.815	06/25/50	3,042,405

24,701,255	(b),(f)	JP Morgan Mortgage Trust, Series 2021 3	0.137	07/25/51	191,598

17,427,741	(b),(f)	JP Morgan Mortgage Trust, Series 2021 4	0.130	08/25/51	128,650

2,060,663	(b),(f)	JP Morgan Mortgage Trust, Series 2021 4	2.880	08/25/51	1,674,957

33,624,145	(b),(f)	JP Morgan Mortgage Trust, Series 2021 6	0.133	10/25/51	256,381

4,242,367	(b),(f)	JP Morgan Mortgage Trust, Series 2021 6	2.500	10/25/51	3,455,874

9,161,551	(b),(f)	JP Morgan Mortgage Trust, Series 2021 INV2	0.400	12/25/51	226,719

2,031,644	(b),(f)	JP Morgan Mortgage Trust, Series 2021 10	2.500	12/25/51	1,652,513

1,827,579	(b),(f)	JP Morgan Mortgage Trust, Series 2021 INV4	3.207	01/25/52	1,476,893

2,093,424	(b),(f)	JP Morgan Mortgage Trust, Series 2021 12	2.500	02/25/52	1,706,944

1,340,022	(b),(f)	JP Morgan Mortgage Trust, Series 2022 INV1	3.293	03/25/52	1,122,732

3,317,733	(b),(f)	JP Morgan Mortgage Trust, Series 2021 14	2.500	05/25/52	2,698,601

2,030,337	(b),(f)	JP Morgan Mortgage Trust, Series 2021 LTV2	2.927	05/25/52	1,746,643

622,925	(b),(f)	JP Morgan Mortgage Trust, Series 2021 INV8	3.285	05/25/52	505,487

14,131,984	(b),(f)	JP Morgan Mortgage Trust, Series 2022 2	3.000	08/25/52	11,990,217

6,176,064	(b),(f)	JP Morgan Mortgage Trust, Series 2022 INV3	3.000	09/25/52	5,240,053

8,571,608	(b),(f)	JP Morgan Mortgage Trust, Series 2022 LTV2	3.500	09/25/52	7,516,562

5,817,719	(b),(f)	JP Morgan Mortgage Trust, Series 2022 7	3.000	12/25/52	4,925,127

1,976,708	(b),(f)	JP Morgan Mortgage Trust, Series 2022 7	4.000	12/25/52	1,786,448

3,478,545		JPMBB Commercial Mortgage Securities Trust, Series 2014 C22	4.110	09/15/47	3,368,638

4,500,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2014 C23	4.466	09/15/47	4,334,535

1,500,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2014 C23	4.466	09/15/47	1,408,282

1,624,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2014 C22	4.510	09/15/47	1,548,922

1,000,000		JPMBB Commercial Mortgage Securities Trust, Series 2015 C27	3.898	02/15/48	859,885

2,000,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C29	3.917	05/15/48	1,994,449

1,600,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C29	4.118	05/15/48	1,573,367

6,000,000		JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.106	08/15/48	5,890,867

3,000,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.599	08/15/48	2,430,279

5,885,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.599	08/15/48	5,613,381

3,016,000		JPMBB Commercial Mortgage Securities Trust, Series 2015 C33	4.023	12/15/48	2,973,140

745,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C33	4.633	12/15/48	703,909

10,425,000		JPMBB Commercial Mortgage Securities Trust, Series 2016 C1	3.576	03/17/49	10,293,686

2,645,000	(b),(f)	JPMBB Commercial Mortgage Securities Trust, Series 2016 C1	4.200	03/17/49	2,302,558

1,606,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2016 C1	4.700	03/17/49	1,505,435

310,719		JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5	3.457	03/15/50	305,254

822,000		JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5	3.723	03/15/50	803,889

176,200		JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7	3.379	09/15/50	172,079

2,000,000	(b)	JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7	3.675	09/15/50	1,634,705

2,500,000		JPMCC Commercial Mortgage Securities Trust, Series 2019 COR5	3.123	06/13/52	2,356,106

5,554,000		JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7	2.180	05/13/53	4,571,296

3,625,000		JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7	2.536	05/13/53	2,875,459

2,000,000	(b),(f)	KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4	5.620	03/15/42	1,990,620

819,953	(f)	Ladder Capital Commercial Mortgage Securities, Series 2013 GCP	3.575	02/15/36	788,718

528,341	(f)	LSTAR Commercial Mortgage Trust, Series 2016 4	2.579	03/10/49	527,489

2,200,000	(f)	LSTAR Commercial Mortgage Trust, Series 2017 5	4.021	03/10/50	2,088,974

1,197,617	(b)	Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1	2.278	01/25/37	1,164,053

192	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$1,840,179		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C21	3.652%	03/15/48	$1,835,977

3,360,000		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22	3.561	04/15/48	3,276,317

3,000,000	(b)	Morgan Stanley Capital I Trust, Series 2015 MS1	3.779	05/15/48	2,987,864

1,300,000		Morgan Stanley Capital I Trust, Series 2017 HR2	3.587	12/15/50	1,257,122

1,000,000		Morgan Stanley Capital I Trust, Series 2018 H3	4.177	07/15/51	978,114

3,142,000	(b)	Morgan Stanley Capital I Trust, Series 2018 H3	4.429	07/15/51	3,056,375

3,000,000	(b),(f)	Morgan Stanley Capital I Trust, Series 2024 NSTB	3.900	09/24/57	2,846,872

2,230,955	(b),(f)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4	2.500	07/25/51	1,992,623

4,727,754	(b),(f)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1	4.000	02/25/53	4,316,811

2,500,000	(f)	MRCD Mortgage Trust, Series 2019 PARK	2.718	12/15/36	2,226,875

2,000,000	(f)	MRCD Mortgage Trust, Series 2019 PARK	2.718	12/15/36	1,494,619

3,500,000	(f)	MRCD Mortgage Trust, Series 2019 PARK	2.718	12/15/36	2,483,285

1,500,000	(b),(f)	MSDB Trust, Series 2017 712F	3.316	07/11/39	1,411,095

2,050,000	(b),(f)	MTK Mortgage Trust, (TSFR1M + 1.864%), Series 2021 GRNY	6.184	12/15/38	2,036,406

5,517,572	(b),(f)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE	5.915	07/15/36	5,222,002

2,500,000	(b),(f)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE	6.199	07/15/36	2,287,747

703,488	(f)	Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC	2.966	12/15/38	662,735

1,617,965	(b),(f)	New Residential Mortgage Loan Trust, Series 2022 INV1	3.513	03/25/52	1,305,154

61,082	(b)	New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3	4.915	02/25/36	60,684

4,750,000	(b),(f)	NRTH Mortgage Trust, (TSFR1M + 1.641%), Series 2024 PARK	5.960	03/15/39	4,753,732

3,750,000	(b),(f)	NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV	7.159	08/15/29	3,762,106

9,360,134	(b),(f)	OBX Trust, Series 2021 J2	2.500	07/25/51	7,613,411

371,038	(b),(f)	OBX Trust, Series 2022 J2	3.433	08/25/52	315,387

7,504,945	(b),(f)	OBX Trust, Series 2022 INV5	4.000	10/25/52	6,780,115

1,929,794	(b),(f)	Oceanview Mortgage Trust, Series 2021 1	2.500	05/25/51	1,569,670

2,079,038	(b),(f)	Oceanview Mortgage Trust, Series 2022 1	4.500	11/25/52	1,953,691

3,850,000	(f)	Olympic Tower Mortgage Trust, Series 2017 OT	3.566	05/10/39	3,532,141

8,030,000	(f)	One Bryant Park Trust, Series 2019 OBP	2.516	09/15/54	7,178,915

14,934,004	(f)	One Market Plaza Trust, Series 2017 1MKT	3.614	02/10/32	14,026,077

3,000,000	(b),(f)	ONNI Commerical Mortgage Trust, Series 2024 APT	5.196	07/15/39	3,040,340

3,200,000	(b),(f)	OPEN Trust, (TSFR1M + 5.236%), Series 2023 AIR	9.555	11/15/40	3,220,047

2,500,000	(b),(f)	PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF	5.314	07/15/38	2,399,461

2,407,432	(b),(f)	RCKT Mortgage Trust, Series 2022 4	3.500	06/25/52	2,111,111

271,208	(b),(f)	Sequoia Mortgage Trust, Series 2015 2	3.500	05/25/45	248,939

197,624	(b),(f)	Sequoia Mortgage Trust, Series 2017 2	3.500	02/25/47	179,042

725,420	(b),(f)	Sequoia Mortgage Trust, Series 2017 6	3.718	09/25/47	685,163

447,404	(b),(f)	Sequoia Mortgage Trust, Series 2018 3	3.500	03/25/48	405,340

35,259	(b),(f)	Sequoia Mortgage Trust, Series 2018 7	4.000	09/25/48	33,362

2,410,872	(b),(f)	Sequoia Mortgage Trust, Series 2020 3	3.000	04/25/50	2,063,850

372,687	(b),(f)	Sequoia Mortgage Trust, Series 2021 1	2.657	03/25/51	302,335

4,104,967	(b),(f)	Sequoia Mortgage Trust, Series 2023 1	5.000	01/25/53	3,933,794

171,546	(b),(f)	Shellpoint Co-Originator Trust, Series 2017 1	3.500	04/25/47	156,139

3,800,000	(b),(f)	SHR Trust, (TSFR1M + 2.950%), Series 2024 LXRY	7.269	10/15/41	3,810,610

1,500,000	(f)	SLG Office Trust, Series 2021 OVA	2.851	07/15/41	1,243,950

1,800,000		UBS Commercial Mortgage Trust, Series 2017 C4	3.563	10/15/50	1,731,065

1,330,000	(b)	UBS Commercial Mortgage Trust, Series 2018 C11	4.713	06/15/51	1,231,213

2,500,000	(b)	UBS Commercial Mortgage Trust, Series 2018 C11	5.044	06/15/51	2,270,798

2,250,000		UBS Commercial Mortgage Trust, Series 2018 C13	4.334	10/15/51	2,190,782

6,067,078	(b),(f)	Verus Securitization Trust, Series 2021 7	2.240	10/25/66	5,278,414

1,500,000	(b),(f)	Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP	6.258	12/15/34	1,391,345

2,193,744		Wells Fargo Commercial Mortgage Trust, Series 2015 C28	3.540	05/15/48	2,188,882

2,500,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1	3.658	05/15/48	2,489,705

2,000,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1	4.007	05/15/48	1,932,561

278,778		Wells Fargo Commercial Mortgage Trust, Series 2015 C29	3.637	06/15/48	277,925

2,029,830	(b)	Wells Fargo Commercial Mortgage Trust, Series 2015 P2	4.818	12/15/48	1,981,350

970,338		Wells Fargo Commercial Mortgage Trust, Series 2016 LC24	2.825	10/15/49	961,425

387,000		Wells Fargo Commercial Mortgage Trust, Series 2017 RB1	3.635	03/15/50	373,805

2,000,000		Wells Fargo Commercial Mortgage Trust, Series 2017 RB1	3.757	03/15/50	1,895,632

1,750,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2017 C38	3.917	07/15/50	1,661,565

2,100,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2018 C43	4.012	03/15/51	2,049,079

3,000,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2018 C48	4.703	01/15/52	2,935,314

1,700,000		Wells Fargo Commercial Mortgage Trust, Series 2021 21-C60	2.547	08/15/54	1,448,128

See Notes to Financial Statements	193

Portfolio of Investments March 31, 2025 (continued)

Core Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$9,313,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2024 C63	5.820%	08/15/57	$9,492,184

1,200,000	(f)	Wells Fargo Commercial Mortgage Trust, Series 2015 NXS3	3.153	09/15/57	1,131,221

2,500,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2015 NXS3	3.972	09/15/57	2,476,335

3,350,000		Wells Fargo Commercial Mortgage Trust, Series 2016 C32	3.952	01/15/59	3,309,247

2,500,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2016 C32	4.727	01/15/59	2,463,578

278,974		Wells Fargo Commercial Mortgage Trust, Series 2016 C36	2.933	11/15/59	275,463

76,118	(b),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2019 2	4.000	04/25/49	72,284

988,836	(b),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2019 4	3.500	09/25/49	892,322

716,091	(b),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2020 4	3.000	07/25/50	610,816

10,388,080	(b),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2021 2	2.500	06/25/51	8,449,529

1,230,293	(b),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2	3.642	09/25/51	1,029,960

2,763,930	(b),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 2	2.500	12/25/51	2,248,144

3,096,421	(b),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.000	03/25/52	2,627,144

3,865,947	(b),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.427	03/25/52	3,217,782

5,354,987	(b),(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.500	03/25/52	4,699,204

189,733	(b),(f)	WinWater Mortgage Loan Trust, Series 2014 1	3.928	06/20/44	162,404

		TOTAL OTHER MORTGAGE BACKED			955,505,536

		TOTAL STRUCTURED ASSETS (Cost $1,691,960,007)			1,614,773,174

		TOTAL LONG-TERM INVESTMENTS (Cost $11,050,186,862)			10,505,917,560

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%

78,411,598	(m)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360 (n)		78,411,598

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $78,411,598)			78,411,598

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.1%

		GOVERNMENT AGENCY DEBT - 0.2%

1,000,000		Federal Home Loan Bank Discount Notes	0.000	04/08/25	999,062

10,000,000		Federal Home Loan Bank Discount Notes	0.000	05/16/25	9,946,972

7,725,000		Freddie Mac Discount Notes	0.000	04/07/25	7,718,661

		TOTAL GOVERNMENT AGENCY DEBT			18,664,695

		TREASURY DEBT - 0.9%

20,169,000		United States Treasury Bill	0.000	04/01/25	20,169,000

25,000,000		United States Treasury Bill	0.000	04/03/25	24,994,106

19,352,000		United States Treasury Bill	0.000	04/08/25	19,336,023

19,538,000		United States Treasury Bill	0.000	04/10/25	19,517,241

10,000,000		United States Treasury Bill	0.000	04/24/25	9,972,946

		TOTAL TREASURY DEBT			93,989,316

		TOTAL SHORT-TERM INVESTMENTS (Cost $112,655,522)			112,654,011

		TOTAL INVESTMENTS - 100.6% (Cost $11,241,253,982)			10,696,983,169

		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(67,314,566)

		NET ASSETS - 100.0%			$10,629,668,603

194	See Notes to Financial Statements

DOP	Dominican Republic Peso

ETF	Exchange Traded Fund

EUR	Euro

IDR	Indonesian Rupiah

LIBOR	London Interbank Offered Rate

M	Month

MYR	Malaysian Ringgit

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

PLN	Polish Zloty

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit RON Romanian Leu
SOFR30A	30 Day Average Secured Overnight Financing Rate

TBD

Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month
TSFR6M	CME Term Secured Overnight Financing Rate 6 Month
UGX	Ugandan Shilling
UZS	Uzbekistani Som

ZAR	South African Rand

(a)	All or a portion of these securities represent an outstanding unfunded commitment.
(b)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c)	When-issued or delayed delivery security.
(d)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,365,813,474 or 22.1% of Total Investments.

(g)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $85,029,567.
(h)	Perpetual security. Maturity date is not applicable.
(i)

Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.5% of Total Investments.

(j)	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(k)	Affiliated holding
(l)	For fair value measurement disclosure purposes, investment classified as Level 3.
(m)	Investments made with cash collateral received from securities on loan.
(n)	The rate shown is the one-day yield as of the end of the reporting period.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

Forward	Foreign Currency Contracts

Currency Purchased	Receive	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
	$2,003,030	EUR	1,935,827	JPMorgan Chase Bank NA	04/11/25	$(91,399)

Total						$(91,399)

Total unrealized appreciation on forward foreign currency contracts						$–

Total unrealized depreciation on forward foreign currency contracts						$(91,399)

EUR	Euro

See Notes to Financial Statements	195

Portfolio of Investments March 31, 2025 (continued)

Core Bond

Credit Default Swaps - Centrally Cleared

SOLD

Counterparty	Reference Entity	Fixed Rate (Annualized)	Current Credit Spread(a)	Fixed Rate Payment Frequency	Maturity Date	Notional Amount(b)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Citigroup Global Markets, Inc	CDX-NAHYS44V1-5Y	5.000%	5.00%	Quarterly	06/27/30	$333,000,000	$(17,774,174)	$(19,539,544)	$1,765,370

(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

196	See Notes to Financial Statements

Consolidated Portfolio of Investments March 31, 2025

Core Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 99.3%

		BANK LOAN OBLIGATIONS - 0.6%

		CAPITAL GOODS - 0.0%

$450,366	(a),(b)	KDC Agribusiness Fairless Hills LLC	12.000%	09/15/23	$45

		TOTAL CAPITAL GOODS			45

		COMMERCIAL & PROFESSIONAL SERVICES - 0.2%

13,768,049	(c)	Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%)	8.939	05/05/28	13,349,225

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,349,225

		UTILITIES - 0.4%

6,469,503	(c)	Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%)	6.563	12/15/27	6,470,506

14,532,743	(c)	TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%)	6.299	05/30/29	14,600,901

6,980,000	(c)	Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%)	6.325	04/30/31	6,755,349

		TOTAL UTILITIES			27,826,756

		TOTAL BANK LOAN OBLIGATIONS (Cost $41,890,152)			41,176,026

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 26.3%

		AUTOMOBILES & COMPONENTS - 0.3%

6,650,000		Ford Motor Co	3.250	02/12/32	5,480,551

10,650,000		Toyota Motor Credit Corp	2.150	02/13/30	9,507,009

2,260,000	(d)	ZF North America Capital, Inc	6.875	04/14/28	2,219,549

4,980,000	(d)	ZF North America Capital, Inc	7.125	04/14/30	4,794,056

		TOTAL AUTOMOBILES & COMPONENTS			22,001,165

		BANKS - 3.6%

8,200,000		Banco Santander S.A.	6.033	01/17/35	8,487,522

10,000,000		Bank of Montreal	3.803	12/15/32	9,660,681

8,875,000		Bank of Montreal	7.700	05/26/84	9,018,207

12,550,000	(e)	Bank of New York Mellon Corp	6.300	N/A	12,862,784

5,900,000	(e),(f)	Barclays plc	7.625	N/A	5,769,880

11,375,000	(d)	BNP Paribas S.A.	5.894	12/05/34	11,894,844

2,500,000	(d),(e),(f)	BNP Paribas S.A.	8.500	N/A	2,614,563

12,375,000		CitiBank NA	4.876	11/19/27	12,433,939

5,025,000	(e)	Citigroup, Inc	7.625	N/A	5,227,824

10,000,000	(d)	Credit Agricole S.A.	6.251	01/10/35	10,222,501

7,025,000		Deutsche Bank AG.	6.819	11/20/29	7,449,463

4,950,000	(d)	Federation des Caisses Desjardins du Quebec	5.147	11/27/28	5,094,533

9,125,000	(d)	Federation des Caisses Desjardins du Quebec	5.250	04/26/29	9,305,758

9,925,000		HSBC Holdings plc	6.161	03/09/29	10,286,098

11,575,000		HSBC Holdings plc	5.450	03/03/36	11,532,357

3,650,000	(d),(g)	Intesa Sanpaolo S.p.A	6.625	06/20/33	3,907,649

13,800,000	(d)	Intesa Sanpaolo S.p.A	7.200	11/28/33	15,302,960

15,000,000	(d)	Intesa Sanpaolo S.p.A	7.800	11/28/53	17,363,866

5,000,000		JPMorgan Chase & Co	6.070	10/22/27	5,118,048

12,575,000		JPMorgan Chase & Co	5.571	04/22/28	12,826,311

4,500,000		JPMorgan Chase & Co	5.766	04/22/35	4,676,879

12,475,000	(e),(g)	JPMorgan Chase & Co	6.875	N/A	13,102,480

7,170,000		M&T Bank Corp	4.833	01/16/29	7,173,386

7,750,000		Morgan Stanley Bank NA	5.504	05/26/28	7,893,043

3,700,000	(e),(f)	NatWest Group plc	8.125	N/A	3,884,549

2,500,000		Regions Financial Corp	2.250	05/18/25	2,490,817

3,375,000	(d)	Royal Bank of Canada	1.050	09/14/26	3,225,312

10,000,000	(d)	Royal Bank of Canada	4.851	12/14/26	10,096,009

		TOTAL BANKS			238,922,263

		CAPITAL GOODS - 0.4%

8,875,000		Air Lease Corp	5.100	03/01/29	8,974,097

9,000,000		Conservation Fund	3.474	12/15/29	8,448,851

See Notes to Financial Statements	197

Consolidated Portfolio of Investments March 31, 2025 (continued)

Core Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CAPITAL GOODS - 0.4% (continued)

$7,500,000		Deere & Co	5.450%	01/16/35	$7,766,253

		TOTAL CAPITAL GOODS			25,189,201

		COMMERCIAL & PROFESSIONAL SERVICES - 0.6%

1,631,000	(d)	Ambipar Lux Sarl	9.875	02/06/31	1,613,666

9,500,000		Automatic Data Processing, Inc	1.700	05/15/28	8,811,860

12,875,000		Automatic Data Processing, Inc	1.250	09/01/30	10,926,198

8,200,000		Automatic Data Processing, Inc	4.450	09/09/34	7,939,684

12,760,000		Rockefeller Foundation	2.492	10/01/50	7,721,482

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			37,012,890

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%

5,525,000		Lowe's Cos, Inc	2.800	09/15/41	3,823,292

5,300,000		Lowe's Cos, Inc	5.750	07/01/53	5,196,164

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			9,019,456

		CONSUMER DURABLES & APPAREL - 0.1%

5,270,000		Whirlpool Corp	2.400	05/15/31	4,427,176

		TOTAL CONSUMER DURABLES & APPAREL			4,427,176

		CONSUMER SERVICES - 0.5%

1,250,000		Bush Foundation	2.754	10/01/50	802,260

5,820,000		Enterprise Community Loan Fund, Inc	4.152	11/01/28	5,620,473

2,250,000		Mary Free Bed Rehabilitation Hospital	3.786	04/01/51	1,586,540

11,525,000		Massachusetts Higher Education Assistance Corp	2.673	07/01/31	9,961,195

9,500,000		Mather Foundation	2.675	10/01/31	8,060,942

30,000		Salvation Army	5.637	09/01/26	30,134

5,000,000		Salvation Army	4.528	09/01/48	4,385,561

6,100,000		Starbucks Corp	2.450	06/15/26	5,960,542

		TOTAL CONSUMER SERVICES			36,407,647

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%

2,476,000	(d)	Alimentation Couche-Tard, Inc	3.625	05/13/51	1,695,972

10,625,000		SYSCO Corp	5.750	01/17/29	11,033,899

12,150,000		SYSCO Corp	2.400	02/15/30	10,924,690

6,100,000		SYSCO Corp	5.100	09/23/30	6,191,978

6,000,000		SYSCO Corp	5.400	03/23/35	6,041,919

18,025,000		Walmart, Inc	1.800	09/22/31	15,454,811

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			51,343,269

		ENERGY - 2.9%

10,300,000	(d)	Amazon Conservation DAC	6.034	01/16/42	10,274,250

6,050,000		BP Capital Markets America, Inc	4.893	09/11/33	5,961,168

9,875,000		BP Capital Markets America, Inc	2.772	11/10/50	6,063,655

6,950,000	(e),(g)	BP Capital Markets plc	6.450	N/A	7,091,085

8,088,000		Cheniere Energy Partners LP	4.000	03/01/31	7,585,128

4,850,000		Cheniere Energy Partners LP	5.950	06/30/33	4,981,095

12,000,000	(h)	CIF Capital Markets Mechanism plc	4.750	01/22/28	12,190,061

7,525,000		ConocoPhillips Co	5.050	09/15/33	7,551,983

8,875,000		ConocoPhillips Co	5.300	05/15/53	8,302,478

4,510,000		ConocoPhillips Co	5.550	03/15/54	4,367,189

6,100,000		Diamondback Energy, Inc	5.550	04/01/35	6,123,950

10,000,000		Enbridge, Inc	5.625	04/05/34	10,158,455

7,725,000		Equinor ASA	2.375	05/22/30	6,968,834

3,000,000		Equinor ASA	3.950	05/15/43	2,515,536

9,110,000		Equinor ASA	3.250	11/18/49	6,370,418

6,725,000		MPLX LP	5.500	06/01/34	6,700,099

5,000,000	(d)	New York State Electric & Gas Corp	5.650	08/15/28	5,154,103

2,000,000	(d)	New York State Electric & Gas Corp	5.850	08/15/33	2,083,088

2,025,000		Occidental Petroleum Corp	6.050	10/01/54	1,895,619

6,800,000	(d)	Raizen Fuels Finance S.A.	6.950	03/05/54	6,628,680

7,875,000		TotalEnergies Capital S.A.	4.724	09/10/34	7,727,971

4,350,000		TotalEnergies Capital S.A.	5.488	04/05/54	4,208,781

14,025,000		TotalEnergies Capital S.A.	5.275	09/10/54	13,217,973

10,550,000		TotalEnergies Capital S.A.	5.638	04/05/64	10,301,776

10,850,000		TotalEnergies Capital S.A.	5.425	09/10/64	10,217,189

3,000,000		Williams Cos, Inc	5.300	08/15/28	3,064,614

198	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 2.9% (continued)

$15,000,000		Woodside Finance Ltd	5.100%	09/12/34	$14,553,102

		TOTAL ENERGY			192,258,280

		FINANCIAL SERVICES - 3.5%

10,750,000		Ameriprise Financial, Inc	5.200	04/15/35	10,724,944

3,419,800		BB Blue Financing DAC	4.395	09/20/29	3,417,354

10,000,000		BB Blue Financing DAC	4.395	09/20/37	9,796,290

11,645,000		Community Preservation Corp	2.867	02/01/30	10,465,165

10,400,000		Ford Foundation	2.815	06/01/70	5,902,156

10,000,000	(d)	GPS Blue Financing DAC	5.645	11/09/41	9,861,836

16,363,000	(d)	Hannon Armstrong Sustainable Infrastructure Capital, Inc	6.375	07/01/34	16,173,059

3,500,000	(d)	HAT Holdings I LLC	3.375	06/15/26	3,394,890

3,000,000	(d),(g)	HAT Holdings I LLC	3.750	09/15/30	2,666,427

2,203,926		HNA LLC	2.369	09/18/27	2,126,936

6,935,000		Kreditanstalt fuer Wiederaufbau	4.375	02/28/34	6,976,043

4,500,000		Low Income Investment Fund	3.386	07/01/26	4,392,462

10,000,000		Low Income Investment Fund	3.711	07/01/29	9,428,649

7,725,000		Mastercard, Inc	1.900	03/15/31	6,703,783

2,500,000		National Rural Utilities Cooperative Finance Corp	1.350	03/15/31	2,054,718

6,500,000		National Rural Utilities Cooperative Finance Corp	4.150	12/15/32	6,144,753

1,925,000		NHP Foundation	5.850	12/01/28	2,004,907

4,850,000		NHP Foundation	6.000	12/01/33	5,142,310

10,245,000		Private Export Funding Corp	4.300	12/15/28	10,342,859

12,255,000		Private Export Funding Corp	4.600	02/15/34	12,406,166

5,000,000		Reinvestment Fund, Inc	3.513	11/01/25	4,940,829

5,000,000		Reinvestment Fund, Inc	3.880	02/15/27	4,836,732

13,175,000	(d)	Starwood Property Trust, Inc	6.000	04/15/30	12,874,312

6,871,020		Thirax LLC	1.462	03/07/33	6,057,039

9,375,000	(d)	UBS Group AG.	5.617	09/13/30	9,624,339

9,950,000	(d)	UBS Group AG.	6.301	09/22/34	10,576,739

6,150,000	(d)	UBS Group AG.	5.699	02/08/35	6,306,429

3,375,000	(d),(e),(f)	UBS Group AG.	9.250	N/A	3,851,557

4,050,000	(d),(e),(f)	UBS Group AG.	9.250	N/A	4,398,462

10,000,000		Visa, Inc	1.100	02/15/31	8,349,870

384,346		Washington Aircraft Co DAC	2.637	09/15/26	377,406

5,234,228	(d)	WLB Asset II C Pte Ltd	3.900	12/23/25	5,053,649

10,000,000	(d)	WLB Asset II D Pte Ltd	6.500	12/21/26	9,481,346

9,750,000	(d)	WLB Asset VI Pte Ltd	7.250	12/21/27	10,136,783

		TOTAL FINANCIAL SERVICES			236,991,199

		FOOD, BEVERAGE & TOBACCO - 0.8%

3,725,000		Campbell Soup Co	5.200	03/21/29	3,781,789

11,825,000	(d)	Mars, Inc	4.650	04/20/31	11,770,556

7,000,000	(d)	NBM US Holdings, Inc	6.625	08/06/29	6,998,406

6,600,000	(d)	Nestle Holdings, Inc	4.950	03/14/30	6,746,099

10,000,000		PepsiCo, Inc	3.900	07/18/32	9,540,445

20,310,000		PepsiCo, Inc	2.875	10/15/49	13,396,168

		TOTAL FOOD, BEVERAGE & TOBACCO			52,233,463

		HEALTH CARE EQUIPMENT & SERVICES - 0.2%

2,500,000	(h)	International Finance Facility for Immunisation Co	4.125	10/29/27	2,504,591

16,525,000		Kaiser Foundation Hospitals	2.810	06/01/41	11,849,878

3,350,000		Seattle Children's Hospital	2.719	10/01/50	2,083,759

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			16,438,228

		HOUSEHOLD & PERSONAL PRODUCTS - 0.9%

5,300,000		Procter & Gamble Co	3.000	03/25/30	4,989,535

12,125,000		Procter & Gamble Co	1.200	10/29/30	10,286,602

10,875,000		Procter & Gamble Co	4.550	01/29/34	10,822,130

9,500,000		Unilever Capital Corp	4.875	09/08/28	9,700,140

6,125,000		Unilever Capital Corp	1.375	09/14/30	5,210,333

11,600,000		Unilever Capital Corp	4.625	08/12/34	11,407,939

9,425,000		Unilever Capital Corp	2.625	08/12/51	5,805,074

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			58,221,753

		INSURANCE - 0.8%

7,850,000	(d)	200 Park Funding Trust	5.740	02/15/55	7,789,503

See Notes to Financial Statements	199

Consolidated Portfolio of Investments March 31, 2025 (continued)

Core Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INSURANCE - 0.8% (continued)

$12,075,000	(d)	Five Corners Funding Trust II	2.850%	05/15/30	$10,991,960

5,400,000		MetLife, Inc	6.350	03/15/55	5,410,584

11,400,000	(d)	Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen	5.875	05/23/42	11,626,575

9,850,000		Prudential Financial, Inc	5.200	03/14/35	9,859,422

11,135,000	(d)	USAA Capital Corp	2.125	05/01/30	9,943,533

		TOTAL INSURANCE			55,621,577

		MATERIALS - 1.0%

10,500,000		Air Products and Chemicals, Inc	4.800	03/03/33	10,499,029

2,755,000	(d)	Alcoa Nederland Holding BV	7.125	03/15/31	2,835,925

10,000,000		Amcor Group Finance plc	5.450	05/23/29	10,226,818

6,300,000	(d),(e)	Cemex SAB de C.V.	9.125	N/A	6,396,025

7,000,000	(g)	Dow Chemical Co	5.150	02/15/34	6,935,904

10,750,000	(d)	FMG Resources August 2006 Pty Ltd	6.125	04/15/32	10,602,306

3,775,000	(d)	LD Celulose International GmbH	7.950	01/26/32	3,892,308

11,125,000		Nutrien Ltd	5.400	06/21/34	11,153,466

4,321,000	(d)	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	4,345,729

		TOTAL MATERIALS			66,887,510

		MEDIA & ENTERTAINMENT - 0.3%

10,275,000		Asian Infrastructure Investment Bank	4.500	01/16/30	10,462,187

12,000,000		Comcast Corp	4.650	02/15/33	11,762,697

		TOTAL MEDIA & ENTERTAINMENT			22,224,884

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%

13,250,000		Johnson & Johnson	4.900	06/01/31	13,565,867

8,300,000		Johnson & Johnson	2.250	09/01/50	4,862,591

15,000,000		Pfizer Investment Enterprises Pte Ltd	5.300	05/19/53	14,242,099

2,500,000		Pfizer, Inc	2.625	04/01/30	2,286,490

5,400,000	(g)	Pfizer, Inc	1.750	08/18/31	4,574,802

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			39,531,849

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%

8,000,000		National Community Renaissance of California	3.270	12/01/32	6,780,701

9,775,000		Preservation Of Affordable Housing, Inc	4.479	12/01/32	9,127,201

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			15,907,902

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%

10,050,000		Intel Corp	4.150	08/05/32	9,316,978

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			9,316,978

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%

11,850,000		Apple, Inc	3.000	06/20/27	11,578,447

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			11,578,447

		TELECOMMUNICATION SERVICES - 0.3%

7,250,000	(d)	Central American Bank for Economic Integration	4.750	01/24/28	7,320,350

6,100,000	(d)	Turkcell Iletisim Hizmetleri AS.	7.650	01/24/32	6,163,623

9,547,000		Verizon Communications, Inc	2.550	03/21/31	8,412,229

		TOTAL TELECOMMUNICATION SERVICES			21,896,202

		TRANSPORTATION - 0.2%

4,824,928	(d)	Air Canada Pass Through Trust	4.125	05/15/25	4,816,569

5,027,352	(d)	Air Canada Pass Through Trust	3.300	01/15/30	4,709,339

6,000,000		Norfolk Southern Corp	2.300	05/15/31	5,242,069

		TOTAL TRANSPORTATION			14,767,977

		UTILITIES - 7.9%

6,725,000		Algonquin Power & Utilities Corp	5.365	06/15/26	6,763,720

3,325,000	(d)	AltaGas Ltd	7.200	10/15/54	3,280,070

12,350,000		Ameren Illinois Co	2.900	06/15/51	7,871,119

9,500,000		American Water Capital Corp	5.250	03/01/35	9,552,113

4,500,000		Atlantic City Electric Co	2.300	03/15/31	3,911,898

10,000,000		Avangrid, Inc	3.800	06/01/29	9,627,619

CAD 4,125,000	(h)	Brookfield Renewable Partners ULC	4.542	10/12/35	2,868,796

7,050,000	(d)	Brooklyn Union Gas Co	4.632	08/05/27	7,033,701

10,000,000	(d)	Brooklyn Union Gas Co	4.866	08/05/32	9,643,089

EUR 4,400,000	(h)	California Buyer Ltd	5.625	02/15/32	4,811,258

5,815,000	(d)	California Buyer Ltd	6.375	02/15/32	5,638,556

4,075,000		CMS Energy Corp	6.500	06/01/55	3,971,004

200	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 7.9% (continued)

$3,850,000	(d)	Colbun S.A.	3.150%	01/19/32	$3,358,277

14,500,000		Commonwealth Edison Co	2.750	09/01/51	8,789,805

5,600,000		Connecticut Light and Power Co	4.650	01/01/29	5,628,421

6,475,000	(d)	Consorcio Transmantaro SA	4.700	04/16/34	6,229,217

4,200,000		Consumers Energy Co	4.600	05/30/29	4,208,684

13,437,295	(d)	Continental Wind LLC	6.000	02/28/33	13,809,533

2,250,000	(d)	ContourGlobal Power Holdings S.A.	6.750	02/28/30	2,259,900

3,938,000		Dominion Energy, Inc	2.250	08/15/31	3,350,864

11,750,000		Dominion Energy, Inc	7.000	06/01/54	12,349,896

16,725,000		DTE Electric Co	1.900	04/01/28	15,603,835

9,025,000		DTE Electric Co	3.250	04/01/51	6,229,857

3,688,000		Duke Energy Carolinas LLC	2.850	03/15/32	3,246,222

10,000,000		Duke Energy Florida LLC	2.500	12/01/29	9,147,963

10,000,000		Duke Energy Florida LLC	3.000	12/15/51	6,350,550

1,000,000		Duke Energy Progress LLC	3.450	03/15/29	963,320

3,950,000		Exelon Corp	6.500	03/15/55	3,933,163

6,375,000		Florida Power & Light Co	4.625	05/15/30	6,415,700

6,250,000		Georgia Power Co	3.250	03/15/51	4,236,482

2,700,000	(g)	Georgia Power Co	5.125	05/15/52	2,503,715

3,865,000		International Development Association	0.375	09/23/25	3,791,458

12,100,000	(d)	International Development Association	4.375	11/27/29	12,230,013

4,950,000	(d)	International Development Association	4.500	02/12/35	4,996,917

10,750,000	(d)	Liberty Utilities Finance GP	2.050	09/15/30	9,247,489

2,498,000	(d)	Massachusetts Electric Co	1.729	11/24/30	2,085,972

6,875,000		MidAmerican Energy Co	3.100	05/01/27	6,714,876

5,000,000		MidAmerican Energy Co	5.350	01/15/34	5,133,309

200,000		National Fuel Gas Co	3.950	09/15/27	196,285

11,274,000		National Fuel Gas Co	2.950	03/01/31	9,999,669

3,375,000		National Fuel Gas Co	5.950	03/15/35	3,439,191

11,250,000	(d)	New York State Electric & Gas Corp	2.150	10/01/31	9,532,824

8,000,000		NextEra Energy Capital Holdings, Inc	4.900	03/15/29	8,068,028

6,275,000		NextEra Energy Capital Holdings, Inc	6.750	06/15/54	6,405,187

2,034,000	(d),(g)	NextEra Energy Operating Partners LP	7.250	01/15/29	2,000,890

11,750,000	(d)	Niagara Mohawk Power Corp	1.960	06/27/30	10,158,510

5,200,000		Northern States Power Co	2.900	03/01/50	3,353,827

7,050,000		Northern States Power Co	3.200	04/01/52	4,741,279

8,125,000		Northern States Power Co	5.400	03/15/54	7,888,754

5,250,000		Northwest Natural Gas Co	3.078	12/01/51	3,247,650

6,060,000		Oncor Electric Delivery Co LLC	0.550	10/01/25	5,939,203

3,763,000		Oncor Electric Delivery Co LLC	4.150	06/01/32	3,578,109

17,028,000		Pacific Gas and Electric Co	6.700	04/01/53	17,718,479

6,000,000		PG&E Recovery Funding LLC	4.838	06/01/33	6,021,770

11,375,000		PG&E Recovery Funding LLC	5.231	06/01/42	11,341,978

4,750,000		PG&E Recovery Funding LLC	5.529	06/01/51	4,742,721

7,075,000		Piedmont Natural Gas Co, Inc	3.350	06/01/50	4,738,270

1,900,000		PPL Electric Utilities Corp	4.850	02/15/34	1,877,301

10,600,000		Public Service Co of Colorado	5.750	05/15/54	10,506,853

6,061,000		Public Service Electric and Gas Co	4.650	03/15/33	5,974,885

6,150,000		Public Service Electric and Gas Co	3.200	08/01/49	4,228,254

4,850,000	(d)	RWE Finance US LLC	5.875	04/16/34	4,939,240

10,000,000	(d)	RWE Finance US LLC	6.250	04/16/54	9,956,931

4,175,000		San Diego Gas & Electric Co	4.950	08/15/28	4,232,831

15,000,000		San Diego Gas & Electric Co	2.950	08/15/51	9,422,236

2,075,678		SCE Recovery Funding LLC	1.977	11/15/28	1,976,450

7,100,000		SCE Recovery Funding LLC	2.943	11/15/42	5,801,538

2,640,000		SCE Recovery Funding LLC	3.240	11/15/46	1,885,481

3,413,782	(d)	Solar Star Funding LLC	3.950	06/30/35	3,125,224

8,266,247	(d)	Solar Star Funding LLC	5.375	06/30/35	8,368,813

4,320,000		Southern California Edison Co	3.700	08/01/25	4,304,944

8,430,000		Southern California Edison Co	2.750	02/01/32	7,177,640

8,325,000		Southern California Edison Co	5.200	06/01/34	8,127,768

5,000,000		Southern California Edison Co	3.450	02/01/52	3,290,911

See Notes to Financial Statements	201

Consolidated Portfolio of Investments March 31, 2025 (continued)

Core Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 7.9% (continued)

$7,000,000		Southwestern Electric Power Co	3.250%	11/01/51	$4,550,555

18,529,000		Southwestern Public Service Co	3.150	05/01/50	12,088,511

1,270,000	(d),(g)	Sunnova Energy Corp	5.875	09/01/26	539,458

15,678,080	(d)	Sweihan PV Power Co PJSC	3.625	01/31/49	12,926,389

2,000,000	(d)	TerraForm Power Operating LLC	5.000	01/31/28	1,935,681

6,273,248	(d)	Topaz Solar Farms LLC	4.875	09/30/39	5,575,349

11,146,383	(d)	Topaz Solar Farms LLC	5.750	09/30/39	10,732,629

5,616,831	(d)	UEP Penonome II S.A.	6.500	10/01/38	4,998,941

10,000,000		Union Electric Co	2.150	03/15/32	8,385,018

16,400,000		Union Electric Co	2.625	03/15/51	9,791,008

5,425,000	(d),(e)	Vistra Corp	7.000	N/A	5,493,344

		TOTAL UTILITIES			533,115,188

		TOTAL CORPORATE BONDS (Cost $1,878,786,237)			1,771,314,504

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT BONDS - 59.8%

		AGENCY SECURITIES - 2.3%

1,209,058		Canal Barge Co, Inc	4.500	11/12/34	1,186,477

11,562,374		Crowley Conro LLC	4.181	08/15/43	10,516,771

157,694		Ethiopian Leasing LLC	2.566	08/14/26	154,905

25,000,000		Federal Home Loan Mortgage Corp	1.540	08/17/35	18,622,155

16,800,000	(g)	Federal National Mortgage Association	0.875	08/05/30	14,253,666

9,000,000		Federal National Mortgage Association	1.625	08/24/35	6,783,768

10,909,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	10,857,399

890,000	(c)	Housing and Urban Development Corp Ltd, (LIBOR 6 M + 0.035%)	4.717	09/15/30	886,327

8,150,000		Private Export Funding Corp	3.250	06/15/25	8,128,965

7,099,000		Private Export Funding Corp	3.900	10/15/27	7,042,369

19,448,130		Thirax LLC	0.968	01/14/33	16,896,192

3,101,315		Thirax 2 LLC	2.320	01/22/34	2,799,799

3,520,000		Tote Shipholdings LLC	3.400	10/16/40	3,094,534

2,265,000		Tote Shipholdings LLC	3.450	01/22/41	1,989,819

1,775,000		United States International Development Finance Corp	1.440	04/15/28	1,659,919

1,000,000		United States International Development Finance Corp	1.650	04/15/28	939,944

1,128,244		United States International Development Finance Corp	1.050	10/15/29	1,045,246

3,659,169		United States International Development Finance Corp	1.790	10/15/29	3,449,296

9,147,922		United States International Development Finance Corp	2.360	10/15/29	8,735,558

1,090,800		United States International Development Finance Corp	4.140	05/15/30	1,082,013

3,670,332		United States International Development Finance Corp	1.670	07/15/38	3,012,369

8,535,656		United States International Development Finance Corp	2.290	07/15/38	7,293,431

4,694,611		United States International Development Finance Corp	2.450	07/15/38	4,051,824

3,726,000		US Department of Housing and Urban Development (HUD)	2.870	08/01/27	3,619,035

420,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/27	421,284

4,675,000		US Department of Housing and Urban Development (HUD)	2.985	08/01/28	4,487,824

1,931,000		US Department of Housing and Urban Development (HUD)	3.185	08/01/29	1,834,614

1,750,000		US Department of Housing and Urban Development (HUD)	3.585	08/01/37	1,535,343

416,666		VCM Lease S.A.	2.516	09/28/27	404,980

3,502,000		Vessel Management Services, Inc	3.432	08/15/36	3,116,679

6,853,000		Vessel Management Services, Inc	3.477	01/16/37	6,116,973

		TOTAL AGENCY SECURITIES			156,019,478

		FOREIGN GOVERNMENT BONDS - 8.5%

6,100,000		African Development Bank	3.500	09/18/29	5,964,647

7,350,000		African Development Bank	5.750	12/31/99	7,071,231

10,400,000	(h)	Agence Francaise de Developpement EPIC	4.875	01/16/30	10,601,833

11,850,000	(d)	Arab Petroleum Investments Corp	1.483	10/06/26	11,312,602

14,000,000	(d)	Arab Petroleum Investments Corp	5.428	05/02/29	14,389,900

6,110,000		Asian Development Bank	4.625	06/13/25	6,111,254

12,694,000		Asian Development Bank	3.125	09/26/28	12,345,325

10,000,000		Asian Development Bank	3.875	06/14/33	9,740,119

5,375,000		Asian Infrastructure Investment Bank	4.875	09/14/26	5,437,061

10,000,000		Asian Infrastructure Investment Bank	4.125	01/18/29	10,041,276

10,000,000		Asian Infrastructure Investment Bank	4.250	03/13/34	9,954,012

202	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOREIGN GOVERNMENT BONDS (continued)

EUR 7,925,000	(d)	Banque Ouest Africaine de Developpement	2.750%	01/22/33	$7,313,651

$17,250,000	(d)	BNG Bank NV	3.500	05/19/28	16,968,669

8,500,000	(d)	Caisse d'Amortissement de la Dette Sociale	0.375	09/23/25	8,336,920

4,750,000	(d)	Caisse d'Amortissement de la Dette Sociale	1.375	01/20/31	4,029,382

5,000,000	(d)	Caisse d'Amortissement de la Dette Sociale	2.125	01/26/32	4,326,786

14,600,000		Canada Government International Bond	2.875	04/28/25	14,582,279

5,795,000		Canada Government International Bond	3.750	04/26/28	5,762,274

13,600,000		Canada Government International Bond	4.000	03/18/30	13,576,458

1,455,000		Central American Bank for Economic Integration	5.000	02/09/26	1,461,182

8,025,000		Colombia Government International Bond	8.000	11/14/35	8,061,112

4,625,000		Council Of Europe Development Bank	3.000	06/16/25	4,609,475

5,725,000	(d)	Dominican Republic International Bond	6.600	06/01/36	5,692,367

3,725,000		European Investment Bank	0.625	10/21/27	3,426,522

3,750,000		European Investment Bank	3.250	11/15/27	3,684,165

10,500,000		European Investment Bank	1.625	10/09/29	9,464,345

10,279,000		European Investment Bank	0.750	09/23/30	8,628,177

5,000,000		European Investment Bank	4.375	10/10/31	5,069,685

8,975,000		Export Development Canada	3.375	08/26/25	8,936,453

11,250,000		Export Development Canada	3.750	09/07/27	11,185,858

13,050,000		Export Development Canada	3.875	02/14/28	13,007,192

10,000,000		Export Development Canada	4.125	02/13/29	10,028,429

14,925,000		Export Development Canada	4.750	06/05/34	15,384,843

4,500,000		Inter-American Development Bank	4.500	05/15/26	4,519,891

2,500,000		Inter-American Development Bank	1.125	01/13/31	2,118,104

12,250,000	(g)	Inter-American Development Bank	3.500	04/12/33	11,635,180

17,500,000		Inter-American Investment Corp	4.126	02/15/28	17,533,691

20,000,000		International Bank for Reconstruction & Development	0.000	03/31/27	18,570,740

5,000,000		International Bank for Reconstruction & Development	0.000	03/31/28	4,863,305

26,000,000		International Bank for Reconstruction & Development	1.745	07/31/33	26,013,780

2,900,000		International Bank for Reconstruction & Development	2.750	05/31/36	2,351,437

5,000,000	(d)	International Development Association	0.875	04/28/26	4,830,538

5,000,000		International Finance Corp	4.750	03/16/26	5,012,438

4,575,000		International Finance Corp	2.126	04/07/26	4,484,878

9,893,000		International Finance Facility for Immunisation Co	1.000	04/21/26	9,558,130

2,500,000		Japan Bank for International Cooperation	1.625	01/20/27	2,390,197

3,250,000		Japan Bank for International Cooperation	4.375	10/05/27	3,270,292

8,750,000		Japan International Cooperation Agency	1.750	04/28/31	7,515,353

4,175,000	(d)	Kommuninvest I Sverige AB	4.625	09/29/28	4,264,543

7,250,000	(d)	Korea Electric Power Corp	4.875	01/31/27	7,309,120

3,586,000		Kreditanstalt fuer Wiederaufbau	0.750	09/30/30	3,009,059

13,250,000		Landwirtschaftliche Rentenbank	0.875	09/03/30	11,205,754

2,000,000	(d)	Nederlandse Waterschapsbank NV	2.375	03/24/26	1,965,632

12,375,000	(d)	Nederlandse Waterschapsbank NV	4.000	06/01/28	12,367,012

4,450,000	(d)	Nederlandse Waterschapsbank NV	4.375	02/28/29	4,487,825

10,250,000	(d)	Nederlandse Waterschapsbank NV	4.500	01/16/30	10,417,773

15,391,000		OMERS Finance Trust	3.500	04/19/32	14,403,703

7,666,000	(d)	OMERS Finance Trust	3.500	04/19/32	7,174,244

3,825,000	(d)	OMERS Finance Trust	4.000	04/19/52	3,009,001

1,250,000		OPEC Fund for International Development	4.500	01/26/26	1,251,298

8,750,000	(d)	OPEC Fund for International Development	4.500	01/26/26	8,759,084

11,750,000		Province of Ontario Canada	5.050	04/24/34	12,102,876

5,000,000		Province of Quebec Canada	2.750	04/12/27	4,863,675

15,000,000		Province of Quebec Canada	1.900	04/21/31	13,070,000

10,625,000		Province of Quebec Canada	4.500	09/08/33	10,560,905

10,500,000		Province of Quebec Canada	4.250	09/05/34	10,178,417

10,750,000		Republic of Italy Government International Bond	4.000	10/17/49	7,886,374

5,100,000	(d)	Serbia International Bond	6.000	06/12/34	5,055,957

4,250,000		Seychelles International Bond	6.500	10/11/28	3,913,364

		TOTAL FOREIGN GOVERNMENT BONDS			568,429,054

		MORTGAGE BACKED - 29.0%

1,900,000	(c),(d)	Angel Oak Mortgage Trust	2.837	11/25/66	1,364,692

54,374	(c)	CHL Mortgage Pass-Through Trust	5.962	11/20/34	52,410

See Notes to Financial Statements	203

Consolidated Portfolio of Investments March 31, 2025 (continued)

Core Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$41,153,033	(c),(d)	Citigroup Mortgage Loan Trust	0.156%	02/25/52	$345,397

4,610,995	(c),(d)	Citigroup Mortgage Loan Trust	0.250	02/25/52	64,180

7,500,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.440	03/25/42	7,740,463

14,777,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)	8.986	06/25/42	15,738,133

2,755,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)	7.690	01/25/43	2,891,794

3,035,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.886	05/25/43	3,203,051

2,885,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)	9.686	05/25/43	3,152,811

8,676,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.436	06/25/43	9,044,248

3,805,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)	7.040	07/25/43	3,912,564

4,390,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)	9.188	07/25/43	4,635,901

1,200,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 5.900%)	10.240	07/25/43	1,303,245

3,550,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.890	10/25/43	3,750,565

15,373		Fannie Mae Pool	3.500	07/01/26	15,231

166,815		Fannie Mae Pool	3.500	05/01/32	163,869

100,916		Fannie Mae Pool	5.500	11/01/38	102,671

2,815,436		Fannie Mae Pool	3.000	05/01/40	2,594,877

789,720		Fannie Mae Pool	3.500	05/01/40	744,248

195,073		Fannie Mae Pool	5.000	09/01/40	196,783

1,084,900		Fannie Mae Pool	4.000	09/01/42	1,035,466

32,816,290		Fannie Mae Pool	4.000	05/01/44	31,480,791

36,105		Fannie Mae Pool	4.500	06/01/44	35,172

200,255		Fannie Mae Pool	4.500	06/01/44	194,586

83,123		Fannie Mae Pool	4.500	08/01/44	80,769

165,067		Fannie Mae Pool	4.500	11/01/44	160,802

9,391		Fannie Mae Pool	5.000	11/01/44	9,474

492,992		Fannie Mae Pool	4.000	01/01/45	470,537

162,166		Fannie Mae Pool	4.500	03/01/45	158,200

496,305		Fannie Mae Pool	3.500	01/01/46	458,085

555,496		Fannie Mae Pool	4.000	04/01/46	527,410

709,733		Fannie Mae Pool	3.500	06/01/46	653,060

1,016,974		Fannie Mae Pool	3.500	07/01/46	935,769

1,356,323		Fannie Mae Pool	3.500	07/01/46	1,264,163

1,464,303		Fannie Mae Pool	3.500	08/01/46	1,347,377

2,045,339		Fannie Mae Pool	3.000	10/01/46	1,781,100

103,328		Fannie Mae Pool	4.500	05/01/47	101,916

368,676		Fannie Mae Pool	4.000	10/01/47	347,707

3,348,708		Fannie Mae Pool	3.500	11/01/47	3,118,355

200,599		Fannie Mae Pool	4.500	11/01/47	195,413

128,467		Fannie Mae Pool	3.500	01/01/48	118,204

2,609,410		Fannie Mae Pool	3.500	01/01/48	2,383,216

732,063		Fannie Mae Pool	4.500	01/01/48	713,135

176,216		Fannie Mae Pool	4.500	02/01/48	171,661

483,703		Fannie Mae Pool	4.500	05/01/48	471,199

336,285		Fannie Mae Pool	4.500	05/01/48	327,592

8,325,011		Fannie Mae Pool	4.500	10/01/48	8,283,005

12,276,035		Fannie Mae Pool	3.000	07/01/50	10,838,465

4,733,882		Fannie Mae Pool	2.500	08/01/51	3,983,402

1,811,697		Fannie Mae Pool	3.000	09/01/51	1,593,180

4,840,480		Fannie Mae Pool	2.500	12/01/51	4,067,129

2,588,525		Fannie Mae Pool	2.500	01/01/52	2,159,792

6,299,496		Fannie Mae Pool	3.500	02/01/52	5,742,691

1,572,042		Fannie Mae Pool	2.500	04/01/52	1,320,285

26,684,457		Fannie Mae Pool	3.000	04/01/52	23,149,546

9,400,446		Fannie Mae Pool	3.500	05/01/52	8,498,788

7,696,521		Fannie Mae Pool	3.500	05/01/52	6,952,506

18,810,133		Fannie Mae Pool	4.000	05/01/52	17,558,618

10,552,398		Fannie Mae Pool	3.000	06/01/52	9,150,436

26,598,245		Fannie Mae Pool	3.500	06/01/52	24,028,474

11,747,275		Fannie Mae Pool	3.500	06/01/52	10,637,345

46,249,953		Fannie Mae Pool	4.000	06/01/52	43,172,657

3,718,363		Fannie Mae Pool	4.500	06/01/52	3,563,184

16,863,220		Fannie Mae Pool	4.000	07/01/52	15,741,181

204	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$3,406,708		Fannie Mae Pool	4.500%	07/01/52	$3,263,598

20,798,908		Fannie Mae Pool	4.000	08/01/52	19,414,998

31,998,231		Fannie Mae Pool	4.500	08/01/52	30,659,673

15,730,483		Fannie Mae Pool	5.000	08/01/52	15,470,709

73,151,292		Fannie Mae Pool	4.000	09/01/52	68,265,547

191,126,681		Fannie Mae Pool	4.500	09/01/52	183,138,122

8,377,979		Fannie Mae Pool	5.000	09/01/52	8,239,624

44,228,023		Fannie Mae Pool	4.000	10/01/52	41,271,262

8,357,302		Fannie Mae Pool	4.500	10/01/52	8,008,290

38,699,922		Fannie Mae Pool	5.000	10/01/52	38,040,873

13,256,854		Fannie Mae Pool	4.000	11/01/52	12,370,598

47,091,563		Fannie Mae Pool	4.500	11/01/52	45,128,339

5,633,220		Fannie Mae Pool	5.500	12/01/52	5,640,340

115,852		Fannie Mae Pool	5.000	01/01/53	113,879

29,160,201		Fannie Mae Pool	5.000	02/01/53	28,648,288

18,315,825		Fannie Mae Pool	6.000	02/01/53	18,657,773

15,488,426		Fannie Mae Pool	6.000	03/01/53	15,736,341

30,579,069		Fannie Mae Pool	5.000	04/01/53	30,040,662

6,650,705		Fannie Mae Pool	5.000	06/01/53	6,578,245

45,942,326		Fannie Mae Pool	5.500	06/01/53	45,953,129

12,367,848		Fannie Mae Pool	4.500	07/01/53	11,840,059

8,373,552		Fannie Mae Pool	5.000	07/01/53	8,224,388

14,624,122		Fannie Mae Pool	5.000	08/01/53	14,363,609

15,083,289		Fannie Mae Pool	5.500	08/01/53	15,084,543

105,773,685		Fannie Mae Pool	5.500	10/01/53	105,712,717

29,743,518		Fannie Mae Pool	5.500	05/01/54	29,712,198

268,161		Fannie Mae Pool	6.000	06/01/54	272,414

488,958	(c)	Fannie Mae REMICS, (SOFR30A + 5.836%)	1.496	09/25/43	53,837

1,831,632		Fannie Mae REMICS	3.000	07/25/45	1,650,388

3,230,836		Fannie Mae REMICS	3.500	02/25/48	2,849,847

2,409,253		Fannie Mae REMICS	4.000	07/25/48	2,268,862

12,107,401		Fannie Mae REMICS	2.000	08/25/50	8,261,098

3,943,324		Fannie Mae REMICS	2.000	08/25/50	506,509

4,885,756		Fannie Mae REMICS	2.000	10/25/50	3,338,112

10,656,504		Fannie Mae REMICS	2.500	11/25/50	1,492,005

3,769,017		Fannie Mae REMICS	3.000	12/25/50	656,833

3,695,607		Fannie Mae REMICS	3.000	02/25/51	620,063

4,204,467		Fannie Mae REMICS	2.500	11/25/51	498,293

9,295,227		Fannie Mae REMICS	3.500	04/25/52	7,211,143

1,934,722		Fannie Mae REMICS	4.000	05/25/52	1,558,466

5,674,084		Fannie Mae REMICS	4.500	07/25/52	5,469,388

2,434,842		Fannie Mae REMICS	4.500	08/25/52	2,080,350

2,107,586		Fannie Mae REMICS	4.000	09/25/52	1,891,084

1,851,480		Fannie Mae REMICS	4.000	09/25/52	1,586,925

1,790,139		Fannie Mae REMICS	4.500	10/25/52	1,666,419

2,041,877		Fannie Mae REMICS	4.500	10/25/52	1,961,168

3,453,969		Fannie Mae REMICS	5.500	11/25/52	3,434,619

3,059,538	(c)	Fannie Mae-Aces	2.826	02/25/27	2,986,275

8,990,681	(c)	Fannie Mae-Aces	3.303	06/25/28	8,762,236

5,250,000	(c)	Fannie Mae-Aces	1.469	11/25/30	4,483,044

15,500,000	(c)	Fannie Mae-Aces	1.245	01/25/31	13,069,473

8,161,527		Federal National Mortgage Association	2.500	02/01/52	6,804,052

66,268		Freddie Mac Gold Pool	5.000	06/01/36	66,822

66,693		Freddie Mac Gold Pool	4.000	06/01/42	63,734

66,926		Freddie Mac Gold Pool	4.500	12/01/43	65,628

66,375		Freddie Mac Gold Pool	4.500	02/01/44	65,088

554,469		Freddie Mac Gold Pool	5.000	08/01/44	560,030

115,089		Freddie Mac Gold Pool	3.500	04/01/45	106,697

2,403,253		Freddie Mac Gold Pool	3.500	08/01/45	2,233,369

1,386,959		Freddie Mac Gold Pool	3.500	02/01/47	1,271,728

18,016		Freddie Mac Gold Pool	3.000	04/01/47	15,916

150,851		Freddie Mac Gold Pool	4.500	06/01/47	147,514

See Notes to Financial Statements	205

Consolidated Portfolio of Investments March 31, 2025 (continued)

Core Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$225,559		Freddie Mac Gold Pool	4.000%	09/01/47	$214,427

53,565		Freddie Mac Gold Pool	3.500	12/01/47	49,351

1,097,895		Freddie Mac Gold Pool	4.500	08/01/48	1,075,192

5,190,489		Freddie Mac Pool	2.310	12/01/31	4,577,146

6,817,974		Freddie Mac Pool	3.740	06/01/37	6,235,136

2,243,525		Freddie Mac Pool	3.400	12/01/37	1,984,790

5,646,500		Freddie Mac Pool	4.300	12/01/37	5,390,926

1,823,066		Freddie Mac Pool	3.500	03/01/38	1,641,045

640,000		Freddie Mac Pool	4.330	05/01/38	612,639

3,154,027		Freddie Mac Pool	2.970	07/01/38	2,647,834

3,373,243		Freddie Mac Pool	4.550	07/01/38	3,293,640

5,775,000		Freddie Mac Pool	3.500	10/01/38	5,084,189

396,244		Freddie Mac Pool	3.160	11/01/38	337,754

1,853,500		Freddie Mac Pool	3.910	01/01/39	1,689,572

2,293,500		Freddie Mac Pool	4.750	12/01/39	2,277,298

3,346,833		Freddie Mac Pool	3.000	01/01/41	2,739,381

766,178		Freddie Mac Pool	4.250	09/01/42	734,596

4,396,839		Freddie Mac Pool	2.500	11/01/51	3,669,743

7,097,087		Freddie Mac Pool	3.000	11/01/51	6,272,212

330,290		Freddie Mac Pool	3.000	11/01/51	290,453

861,154		Freddie Mac Pool	3.000	11/01/51	763,989

1,283,509		Freddie Mac Pool	3.000	11/01/51	1,134,329

5,027,201		Freddie Mac Pool	2.500	01/01/52	4,206,298

9,306,634		Freddie Mac Pool	2.500	02/01/52	7,857,112

2,169,630		Freddie Mac Pool	3.000	02/01/52	1,885,507

316,324		Freddie Mac Pool	3.000	03/01/52	274,581

5,887,938		Freddie Mac Pool	2.500	04/01/52	4,938,546

8,764,856		Freddie Mac Pool	4.000	04/01/52	8,195,341

33,570,531		Freddie Mac Pool	3.000	05/01/52	29,123,440

7,394,097		Freddie Mac Pool	3.000	06/01/52	6,454,099

1,703,916		Freddie Mac Pool	3.000	06/01/52	1,478,198

6,852,160		Freddie Mac Pool	3.500	06/01/52	6,202,890

7,933,740		Freddie Mac Pool	4.500	06/01/52	7,600,962

191,401		Freddie Mac Pool	4.500	07/01/52	183,185

7,909,128		Freddie Mac Pool	4.500	07/01/52	7,577,383

8,987,260		Freddie Mac Pool	6.000	11/01/52	9,157,827

7,444,048		Freddie Mac Pool	5.000	01/01/53	7,315,358

23,701,630		Freddie Mac Pool	5.000	06/01/53	23,279,416

21,787,303		Freddie Mac Pool	5.000	08/01/53	21,388,787

17,702,892		Freddie Mac Pool	5.500	08/01/53	17,704,322

4,692,494		Freddie Mac REMICS	3.500	01/15/47	4,170,293

976,403		Freddie Mac REMICS	4.000	10/15/47	916,758

1,889,469		Freddie Mac REMICS	4.000	11/15/47	1,792,683

4,264,168		Freddie Mac REMICS	4.000	01/15/48	4,039,569

4,886,689		Freddie Mac REMICS	4.000	03/15/48	4,607,164

1,418,957		Freddie Mac REMICS	4.000	04/15/48	1,343,965

4,729,356		Freddie Mac REMICS	4.000	04/15/48	4,449,724

621,873	(c)	Freddie Mac REMICS, (SOFR30A + 9.737%)	2.779	06/15/48	572,028

539,855	(c)	Freddie Mac REMICS, (SOFR30A + 9.657%)	2.699	10/15/48	472,004

4,378,184		Freddie Mac REMICS	2.000	09/25/50	2,934,053

2,226,453		Freddie Mac REMICS	2.000	09/25/50	288,123

8,059,043		Freddie Mac REMICS	3.000	09/25/50	5,939,187

3,997,791		Freddie Mac REMICS	3.000	10/25/50	2,859,843

13,227,383		Freddie Mac REMICS	2.500	02/25/51	2,187,221

4,576,448		Freddie Mac REMICS	2.500	05/25/51	2,904,629

1,474,803		Freddie Mac REMICS	4.000	08/25/52	1,239,743

2,745,987		Freddie Mac REMICS	4.500	10/25/52	2,543,452

3,381,182		Freddie Mac REMICS	5.500	11/25/52	3,398,866

2,197,381		Freddie Mac REMICS	5.500	02/25/53	2,235,644

575,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)	11.440	01/25/42	612,439

2,610,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)	9.090	02/25/42	2,729,380

7,090,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%)	7.240	04/25/42	7,295,987

206	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$1,830,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)	8.647%	04/25/42	$1,951,674

15,458,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)	7.690	05/25/42	16,068,279

12,753,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)	8.840	06/25/42	13,557,089

6,984,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)	8.340	07/25/42	7,370,763

2,535,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)	7.890	08/25/42	2,648,955

6,445,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)	8.040	09/25/42	6,782,398

280,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)	8.444	03/25/43	291,784

350,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)	7.586	04/25/43	366,451

6,435,000	(c),(d)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)	7.840	05/25/43	6,833,402

66,739	(c),(d)	Freddie Mac STACR Securitized Participation Interests Trust	3.786	02/25/48	64,850

475,701		Ginnie Mae I Pool	2.690	06/15/33	440,152

10,622,141		Ginnie Mae I Pool	2.750	01/15/45	9,804,222

22,936		Ginnie Mae II Pool	5.000	06/20/42	23,246

2,067,213		Ginnie Mae II Pool	3.500	12/20/46	1,910,115

1,417,384		Ginnie Mae II Pool	3.500	01/20/47	1,311,695

1,196,263		Ginnie Mae II Pool	3.500	10/20/50	1,102,464

21,218,559		Ginnie Mae II Pool	3.000	06/20/51	18,803,999

29,670,429		Ginnie Mae II Pool	3.000	12/20/51	26,294,091

17,078,652		Ginnie Mae II Pool	3.000	01/20/52	15,135,192

3,956,782		Ginnie Mae II Pool	2.500	02/20/52	3,289,637

27,859,030		Ginnie Mae II Pool	3.500	04/20/52	25,570,257

40,794,169		Ginnie Mae II Pool	3.500	07/20/52	37,404,735

6,486,286		Ginnie Mae II Pool	4.000	08/20/52	6,085,936

37,506,495		Ginnie Mae II Pool	4.000	09/20/52	35,163,781

12,693,903		Ginnie Mae II Pool	5.000	11/20/52	12,505,865

22,139,215		Ginnie Mae II Pool	3.500	12/20/52	20,299,751

14,659,878		Ginnie Mae II Pool	4.500	12/20/52	14,135,369

7,119,110		Ginnie Mae II Pool	4.500	02/20/53	6,858,506

2,658,668		Ginnie Mae II Pool	5.000	02/20/53	2,618,979

3,645,331		Ginnie Mae II Pool	3.000	08/20/53	3,230,512

8,479,087		Government National Mortgage Association	5.000	01/20/40	1,740,664

3,843,618		Government National Mortgage Association	4.500	03/20/40	676,895

6,218,135		Government National Mortgage Association	5.000	03/20/40	1,224,727

6,575,507		Government National Mortgage Association	2.500	12/20/43	5,848,125

2,313,409		Government National Mortgage Association	3.000	03/20/45	2,066,451

360,988		Government National Mortgage Association	4.000	06/20/46	41,483

2,296,024		Government National Mortgage Association	5.000	09/20/46	427,379

3,963,015		Government National Mortgage Association	3.000	02/20/51	3,517,789

9,254,549		Government National Mortgage Association	3.000	11/20/51	6,817,016

10,096,039		Government National Mortgage Association	3.000	12/20/51	7,390,456

8,059,359		Government National Mortgage Association	3.000	01/20/52	6,008,485

8,388,672		Government National Mortgage Association	3.000	02/20/52	5,825,234

5,829,020		Government National Mortgage Association	4.000	04/20/52	4,974,320

6,733,579		Government National Mortgage Association	5.000	04/20/52	1,229,022

2,491,700		Government National Mortgage Association	4.000	07/20/52	2,057,194

4,458,627		Government National Mortgage Association	4.500	09/20/52	4,158,127

3,632,863		Government National Mortgage Association	4.500	09/20/52	3,390,290

3,032,688		Government National Mortgage Association	4.500	09/20/52	2,868,822

2,584,513		Government National Mortgage Association	4.500	09/20/52	2,302,388

3,036,226		Government National Mortgage Association	4.500	02/20/53	2,775,266

2,785,965		Government National Mortgage Association	5.500	02/20/53	2,775,179

5,120,335	(c)	Government National Mortgage Association, (SOFR30A + 6.950%)	2.606	05/20/53	433,766

3,768,490	(c)	Government National Mortgage Association, (SOFR30A + 23.205%)	6.262	08/20/53	4,090,137

2,266,405	(c)	Government National Mortgage Association, (SOFR30A + 25.350%)	8.407	08/20/53	2,640,243

5,550,618		Government National Mortgage Association	5.000	12/20/53	5,299,637

5,016,156		Government National Mortgage Association	2.500	04/20/54	3,599,252

44,783,422	(c),(d)	GS Mortgage-Backed Securities Corp Trust	0.151	08/25/51	384,976

1,705,018	(c),(d)	GS Mortgage-Backed Securities Corp Trust	2.500	08/25/51	1,386,882

6,508,183	(c),(d)	GS Mortgage-Backed Securities Trust	2.500	11/25/51	5,285,387

3,731,087	(c),(d)	GS Mortgage-Backed Securities Trust	2.500	03/25/52	3,034,818

1,580,491	(c),(d)	GS Mortgage-Backed Securities Trust	2.827	05/28/52	1,307,750

13,714,201	(c),(d)	GS Mortgage-Backed Securities Trust	3.000	01/25/53	11,660,738

See Notes to Financial Statements	207

Consolidated Portfolio of Investments March 31, 2025 (continued)

Core Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$7,440	(c)	Impac CMB Trust, (TSFR1M + 0.774%)	5.095%	03/25/35	$6,782

1,026,538	(c),(d)	J.P. Morgan Mortgage Trust	3.243	10/25/52	830,212

50,217	(c),(d)	JP Morgan Mortgage Trust	3.500	05/25/47	45,526

309,271	(c),(d)	JP Morgan Mortgage Trust	3.500	10/25/48	276,397

40,789	(c),(d)	JP Morgan Mortgage Trust	4.000	01/25/49	38,104

12,440,175	(c),(d)	JP Morgan Mortgage Trust	0.122	06/25/51	79,193

21,778,281	(c),(d)	JP Morgan Mortgage Trust	0.107	11/25/51	130,413

1,808,641	(c),(d)	JP Morgan Mortgage Trust	2.500	11/25/51	1,471,125

21,825,929	(c),(d)	JP Morgan Mortgage Trust	0.115	12/25/51	140,795

2,298,450	(c),(d)	JP Morgan Mortgage Trust	2.500	12/25/51	1,869,529

2,297,022	(c),(d)	JP Morgan Mortgage Trust	2.845	12/25/51	1,840,057

3,271,420	(c),(d)	JP Morgan Mortgage Trust	2.500	01/25/52	2,662,972

5,291,352	(c),(d)	JP Morgan Mortgage Trust	2.500	06/25/52	4,303,917

2,700,631	(c),(d)	JP Morgan Mortgage Trust	3.000	06/25/52	2,302,190

9,388,049	(d)	JP Morgan Mortgage Trust	0.224	07/25/52	90,451

5,076,851	(c),(d)	JP Morgan Mortgage Trust	2.500	07/25/52	4,126,023

2,314,804	(c),(d)	JP Morgan Mortgage Trust	3.250	07/25/52	2,046,503

7,917,898	(c),(d)	JP Morgan Mortgage Trust	3.000	08/25/52	6,703,083

4,035,988	(c),(d)	JP Morgan Mortgage Trust	3.000	10/25/52	3,416,760

3,774,846	(c),(d)	JP Morgan Mortgage Trust	3.000	11/25/52	3,195,685

4,690,437	(c),(d)	JP Morgan Mortgage Trust	3.000	04/25/53	3,970,800

1,857,197	(c),(d)	JP Morgan Mortgage Trust	5.000	06/25/53	1,799,039

1,920,421	(c),(d)	JP Morgan Mortgage Trust	5.500	06/25/53	1,892,484

3,098,011	(c),(d)	Morgan Stanley Residential Mortgage Loan Trust	2.500	08/25/51	2,520,887

2,927,208	(c),(d)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	2,611,085

1,992,666	(c),(d)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	1,620,858

1,358,958	(c),(d)	RCKT Mortgage Trust	3.007	09/25/51	1,078,245

5,579,508	(c),(d)	RCKT Mortgage Trust	2.500	02/25/52	4,538,300

2,618,225	(c),(d)	RCKT Mortgage Trust	3.000	05/25/52	2,216,520

912,220	(c),(d)	RCKT Mortgage Trust	3.190	05/25/52	750,146

27,392	(c),(d)	Sequoia Mortgage Trust	4.000	06/25/49	25,848

144,298	(c),(d)	Sequoia Mortgage Trust	3.500	12/25/49	129,599

2,316,444	(c),(d)	Sequoia Mortgage Trust	2.500	06/25/51	1,884,166

301,833	(c),(d)	Shellpoint Co-Originator Trust	3.500	10/25/47	275,991

284,379	(d)	Verus Securitization Trust (Step Bond)	2.733	05/25/65	273,799

		TOTAL MORTGAGE BACKED			1,953,004,389

		MUNICIPAL BONDS - 4.5%

2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,000,000

1,950,000		California Health Facilities Financing Authority	4.353	06/01/41	1,767,004

6,400,000	(d)	California Municipal Finance Authority	6.375	11/15/48	6,223,256

625,000		Chula Vista Municipal Financing Authority	3.775	12/01/33	584,284

740,000		Chula Vista Municipal Financing Authority	4.075	12/01/41	636,161

8,250,000		City & County of San Francisco CA	4.520	06/15/25	8,251,796

935,000		City & County of San Francisco CA	3.700	04/01/34	844,371

440,000		City & County of San Francisco CA	3.750	04/01/35	392,420

5,835,000		City & County of San Francisco CA	3.900	04/01/42	4,808,532

7,760,000		City & County of San Francisco CA	5.770	06/15/45	7,999,519

5,000,000		City & County of San Francisco CA	5.450	06/15/64	4,911,415

4,610,000		City & County of San Francisco CA Community Facilities District	4.221	09/01/39	4,144,931

5,405,000		City & County of San Francisco CA Community Facilities District No 2014-1	3.750	09/01/37	4,775,356

5,000,000		City & County of San Francisco CA Community Facilities District No 2014-1	4.000	09/01/48	4,044,742

7,805,000		City & County of San Francisco CA Community Facilities District No 2014-1	3.482	09/01/50	5,631,125

1,225,000		City & County of San Francisco CA Community Facilities District No 2014-1	6.332	09/01/51	1,272,228

1,925,000		City of Berkeley CA	3.250	09/01/35	1,732,017

650,000		City of Detroit MI	2.511	04/01/25	650,000

745,000		City of Detroit MI	2.711	04/01/26	732,392

525,000		City of Detroit MI	3.644	04/01/34	472,142

4,000,000		City of Los Angeles CA	3.500	09/01/37	3,410,981

9,060,000		City of Los Angeles CA	3.880	09/01/38	8,081,788

7,000,000		City of Los Angeles CA	5.000	09/01/42	6,697,186

870,000	(d)	City of Miami FL	4.808	01/01/39	838,081

3,200,000		City of New York NY	5.094	10/01/49	3,114,145

208	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS (continued)

$2,950,000		City of New York NY	5.828%	10/01/53	$3,114,757

2,685,000		City of Oakland CA	1.830	01/15/27	2,565,813

3,025,000		City of Port Lions AK	7.500	10/01/52	3,193,832

1,385,000		City of San Juan Capistrano CA	4.190	08/01/40	1,261,951

5,255,000		City of Seattle WA Local Improvement District No 6751	2.999	11/01/43	4,434,906

5,240,000		City of Seattle WA Local Improvement District No 6751	3.079	11/01/43	4,375,879

1,140,000		Cleveland-Cuyahoga County Port Authority	5.900	11/15/49	1,120,255

1,250,000		Connecticut Green Bank	2.900	11/15/35	1,072,731

3,500,000	(d)	County of Gallatin MT	11.500	09/01/27	3,604,417

1,000,000	(d)	County of Gallatin MT	11.500	09/01/27	1,029,833

3,500,000		District of Columbia	3.432	04/01/42	2,789,577

17,237,910		Freddie Mac Multifamily Variable Rate Certificate	4.050	08/25/38	16,278,943

450,000		Klickitat County Public Utilities	3.688	12/01/38	388,290

1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	981,012

1,300,000		Maine State Housing Authority	2.481	11/15/31	1,140,788

2,490,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	2,177,666

1,500,000		Maryland Economic Development Corp	5.433	05/31/56	1,465,900

4,000,000		Maryland Economic Development Corp	5.942	05/31/57	4,072,828

3,000,000		Massachusetts Clean Energy Cooperative Corp	2.020	07/01/28	2,789,596

525,000		Metropolitan Transportation Authority	5.175	11/15/49	473,039

16,465,000		Metropolitan Water Reclamation District of Greater Chicago	5.720	12/01/38	17,021,820

4,225,000		Minnesota Housing Finance Agency	5.897	08/01/49	4,237,170

6,585,000		Minnesota Housing Finance Agency	5.947	08/01/54	6,638,828

1,135,000		Montgomery County Housing Opportunities Commission	5.418	12/01/44	1,126,403

170,000		Mount Shasta Public Financing Authority	4.000	08/01/29	177,809

190,000		Mount Shasta Public Financing Authority	3.000	08/01/32	181,965

19,775,000	(c),(d)	New Hampshire Business Finance Authority	4.650	02/01/29	19,775,000

8,300,000	(c),(d)	New Hampshire Business Finance Authority	4.520	07/01/33	8,300,000

2,740,000		New Hampshire Business Finance Authority	5.694	11/01/45	2,675,359

3,460,000		New Hampshire Business Finance Authority	5.775	11/01/54	3,348,854

700,000		New Jersey Economic Development Authority	5.198	03/01/31	712,111

2,500,000		New York City Housing Development Corp	3.720	11/01/39	2,120,957

5,250,000		New York City Housing Development Corp	5.448	08/01/54	5,155,160

1,090,000		New York State Energy Research & Development Authority	2.465	10/01/26	1,055,755

965,000		New York State Energy Research & Development Authority	2.665	10/01/27	919,273

835,000		New York State Energy Research & Development Authority	2.879	10/01/28	784,277

7,500,000		New York Transportation Development Corp	5.000	01/01/26	7,570,389

6,920,000	(a),(b),(d)	Pennsylvania Economic Development Financing Authority	10.000	12/01/29	692

2,350,000	(i)	Peralta Community College District	4.600	06/01/25	2,350,144

275,000		Pharr Economic Development Corp	3.216	08/15/27	268,697

1,110,000		Pharr Economic Development Corp	3.401	08/15/29	1,067,449

405,000	(a),(b)	Public Finance Authority	15.000	12/31/25	41

1,735,000	(d)	Public Finance Authority	7.500	06/01/29	1,688,254

6,650,000		Public Finance Authority	5.292	07/01/29	6,730,853

5,385,000	(d),(i)	Public Finance Authority	6.250	06/01/31	5,373,432

645,000		Redevelopment Authority of the City of Philadelphia	4.711	09/01/30	650,541

1,935,000		Redevelopment Authority of the City of Philadelphia	5.226	09/01/40	1,915,396

1,000,000		Rhode Island Housing & Mortgage Finance Corp	3.300	10/01/39	807,885

1,450,000		Rhode Island Housing & Mortgage Finance Corp	3.400	10/01/44	1,091,131

6,950,000		Rhode Island Housing & Mortgage Finance Corp	3.500	10/01/51	4,865,717

995,000		Sales Tax Securitization Corp	5.293	01/01/41	978,673

2,550,000		San Diego Unified School District	3.915	07/01/28	2,531,063

10,060,000		San Francisco City & County Public Utilities Commission Wastewater Revenue	4.655	10/01/27	10,154,764

1,000,000		San Francisco City & County Redevelopment Agency	3.533	08/01/25	996,885

1,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	858,175

2,500,000		San Jose Financing Authority	4.662	05/01/37	2,367,169

3,000,000		Semitropic Improvement District	2.499	12/01/25	2,968,156

1,670,000		South Dakota Housing Development Authority	5.460	05/01/53	1,696,839

1,000,000		South Davis Sewer District	4.125	12/01/32	958,102

1,100,000		South Davis Sewer District	4.500	12/01/37	1,007,700

1,475,488		State of Hawaii Department of Business Economic Development & Tourism	3.242	01/01/31	1,437,675

2,400,000	(d)	Syracuse Industrial Development Agency	5.000	01/01/36	1,802,740

See Notes to Financial Statements	209

Consolidated Portfolio of Investments March 31, 2025 (continued)

Core Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS (continued)

$7,500,000		Texas Water Development Board	4.190%	10/15/43	$6,756,069

3,000,000		Texas Water Development Board	4.648	04/15/50	2,771,962

2,180,000	(d)	Toledo-Lucas County Port Authority	5.600	11/15/39	2,168,176

6,500,000		Tuolumne Wind Project Authority	6.918	01/01/34	7,066,006

2,000,000		University of New Mexico	3.532	06/20/32	1,937,717

1,000,000	(d)	Warm Springs Reservation Confederated Tribe	3.300	11/01/27	974,730

1,250,000	(d)	Warm Springs Reservation Confederated Tribe	3.550	11/01/32	1,146,459

360,000		Washington County Clean Water Services	5.701	10/01/30	368,832

		TOTAL MUNICIPAL BONDS			301,907,139

		U.S. TREASURY SECURITIES - 15.5%

159,521,000		United States Treasury Note	4.125	02/28/27	160,125,435

29,948,000		United States Treasury Note	3.875	03/15/28	29,943,321

47,189,000		United States Treasury Note	4.125	02/29/32	47,314,346

197,537,000		United States Treasury Note	4.625	02/15/35	204,080,413

116,551,000		United States Treasury Note	4.750	02/15/45	118,681,698

186,877,000		United States Treasury Note	4.500	11/15/54	184,132,244

9,000,000		United States Treasury Note/Bond	1.375	10/31/28	8,244,141

166,889,000		United States Treasury Note/Bond	4.000	02/28/30	167,267,107

14,543,000		United States Treasury Note/Bond	1.875	02/15/41	10,202,823

9,700,000		United States Treasury Note/Bond	2.250	05/15/41	7,188,230

114,908,400		United States Treasury Note/Bond	2.375	02/15/42	85,283,578

2,500,000		United States Treasury Note/Bond	3.125	05/15/48	1,945,996

2,500,000		United States Treasury Note/Bond	3.000	02/15/49	1,890,527

31,783,000		United States Treasury Note/Bond	2.250	02/15/52	20,050,604

		TOTAL U.S. TREASURY SECURITIES			1,046,350,463

		TOTAL GOVERNMENT BONDS (Cost $4,120,936,825)			4,025,710,523

SHARES		DESCRIPTION			VALUE

		PREFERRED STOCKS - 0.4%

		FINANCIAL SERVICES - 0.0%

126,248		Morgan Stanley			3,187,762

		TOTAL FINANCIAL SERVICES			3,187,762

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%

400,000		Brookfield Property Partners LP			5,528,000

629,610		Brookfield Property Partners LP			7,813,460

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			13,341,460

		UTILITIES - 0.2%

454,177		Brookfield Infrastructure Partners LP			7,566,589

276,951		Brookfield Renewable Partners LP			4,890,955

		TOTAL UTILITIES			12,457,544

		TOTAL PREFERRED STOCKS (Cost $47,174,650)			28,986,766

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		STRUCTURED ASSETS - 12.2%

		ASSET BACKED - 4.5%

2,001,600	(d)	Air Canada Pass Through Trust, Series 2017 1	3.550	01/15/30	1,869,814

450,000	(d)	AMSR Trust, Series 2019 SFR1	3.148	01/19/39	437,271

1,250,000	(c),(d)	BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP	6.534	10/15/35	57,107

16,636	(c)	C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6	3.485	07/25/36	16,439

1,447,025	(c),(d)	CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A	5.151	04/07/52	145

5,880,000	(d)	Centersquare Issuer LLC, Series 2025 1A	5.500	03/26/55	5,768,341

4,403,392		Delta Air Lines Pass Through Trust, Series 2015 1	3.625	07/30/27	4,281,610

5,628,140		Delta Air Lines Pass Through Trust, Series 2020 1	2.000	06/10/28	5,259,029

13,711,345		Delta Air Lines Pass Through Trust, Series 2020 1	2.500	06/10/28	12,900,593

834,750	(d)	Domino's Pizza Master Issuer LLC, Series 2015 1A	4.474	10/25/45	832,075

758,000	(d)	Domino's Pizza Master Issuer LLC, Series 2018 1A	4.116	07/25/48	754,260

3,654,531	(d)	EnFin Residential Solar Receivables Trust, Series 2024 2A	5.980	09/20/55	3,550,390

11,875,000	(d)	Frontier Issuer LLC, Series 2023 1	6.600	08/20/53	12,093,806

5,750,000	(d)	Frontier Issuer LLC, Series 2023 1	8.300	08/20/53	5,941,975

210	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET BACKED (continued)

$7,540,000	(d)	Frontier Issuer LLC, Series 2024 1	6.190%	06/20/54	$7,780,270

1,500,000	(d)	Frontier Issuer LLC, Series 2024 1	11.160	06/20/54	1,684,367

2,807,472	(d)	GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS	2.100	05/20/48	2,185,668

3,002,873	(d)	GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS	1.930	07/20/48	2,338,073

10,937,324	(d)	GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS	2.310	10/20/48	8,735,042

4,432,420	(d)	GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS	2.560	10/20/48	3,308,519

3,815,910	(d)	GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS	2.700	01/20/49	3,177,277

2,931,391	(d)	GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS	2.940	01/20/49	1,985,563

12,702,564	(d)	GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS	4.950	07/20/49	11,567,330

3,250,000	(d)	Grace Trust, Series 2020 GRCE	2.347	12/10/40	2,801,765

6,500,000	(d)	GSCG Trust, Series 2019 600C	2.936	09/06/34	5,079,756

433,440	(d)	HERO Funding Trust, Series 2015 1A	3.840	09/21/40	400,849

98,132	(d)	HERO Funding Trust, Series 2014 2A	3.990	09/21/40	91,158

524,741	(d)	HERO Funding Trust, Series 2016 2A	3.750	09/20/41	483,212

420,087	(d)	HERO Funding Trust, Series 2016 1A	4.050	09/20/41	391,307

1,066,028	(d)	HERO Funding Trust, Series 2016 3A	3.080	09/20/42	956,529

961,780	(d)	HERO Funding Trust, Series 2016 3A	3.910	09/20/42	883,098

975,444	(d)	HERO Funding Trust, Series 2016 4A	3.570	09/20/47	882,678

1,038,784	(d)	HERO Funding Trust, Series 2017 1A	3.710	09/20/47	934,028

144,510	(d)	HERO Funding Trust, Series 2016 4A	4.290	09/20/47	133,426

1,697,571	(d)	HERO Funding Trust, Series 2017 3A	3.190	09/20/48	1,491,635

1,588,523	(d)	HERO Funding Trust, Series 2017 3A	3.950	09/20/48	1,430,204

644,723	(d)	HERO Funding Trust, Series 2017 2A	4.070	09/20/48	585,030

2,322,096	(d)	HERO Funding Trust, Series 2018 1A	4.670	09/20/48	2,159,335

1,774,789	(d)	HERO Funding Trust, Series 2020 1A	2.590	09/20/57	1,489,858

7,375,000	(d)	Hertz Vehicle Financing III LLC, Series 2023 2A	5.570	09/25/29	7,492,776

12,356	(c)	Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1	3.986	06/25/33	12,117

3,079,923	(d)	Loanpal Solar Loan Ltd, Series 2020 2GF	2.750	07/20/47	2,530,901

1,568,606	(d)	Loanpal Solar Loan Ltd, Series 2021 1GS	2.290	01/20/48	1,270,401

2,125,414	(d)	Loanpal Solar Loan Ltd, Series 2021 1GS	2.840	01/20/48	1,635,995

4,780,074	(d)	Loanpal Solar Loan Ltd, Series 2021 2GS	2.220	03/20/48	3,749,674

1,102,790	(d)	Mosaic Solar Loan Trust, Series 2020 1A	2.100	04/20/46	973,800

1,401,085	(d)	Mosaic Solar Loan Trust, Series 2020 1A	3.100	04/20/46	1,216,355

1,305,000	(d)	Mosaic Solar Loan Trust, Series 2024 1A	10.000	09/20/49	1,092,630

1,943,688	(d)	Mosaic Solar Loan Trust, Series 2025 1A	7.120	08/22/50	1,976,254

4,295,368	(d)	Mosaic Solar Loan Trust, Series 2021 3A	1.920	06/20/52	3,286,390

3,558,753	(d)	Mosaic Solar Loan Trust, Series 2022 3A	6.100	06/20/53	3,559,526

1,414,365	(d)	Mosaic Solar Loans LLC, Series 2017 2A	3.820	06/22/43	1,304,142

2,739,449	(d)	Mosaic Solar Loans LLC, Series 2021 2A	1.640	04/22/47	2,244,080

290,000	(c),(d)	MSCG Trust, Series 2015 ALDR	3.462	06/07/35	277,666

700,000	(d)	Progress Residential Trust, Series 2021 SFR9	2.711	11/17/40	644,238

2,061,458		PSNH Funding LLC, Series 2018 1	3.506	08/01/28	2,044,873

580,275	(d)	Renew, Series 2017 1A	3.670	09/20/52	537,917

1,515,815	(d)	Renew, Series 2018 1	3.950	09/20/53	1,401,084

3,162,308	(d)	Renew, Series 2021 1	2.060	11/20/56	2,559,336

7,824,629		SCE Recovery Funding LLC, Series 2021 A-1	0.861	11/15/31	6,934,634

158,184	(c)	Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8	5.335	09/25/34	151,114

5,935,478	(d)	Sunnova Helios VII Issuer LLC, Series 2021 C	2.030	10/20/48	5,130,984

3,364,941	(d)	Sunnova Helios VIII Issuer LLC, Series 2022 A	2.790	02/22/49	2,984,700

2,371,290	(d)	Sunnova Helios XI Issuer LLC, Series 2023 A	5.300	05/20/50	2,308,369

2,194,315	(d)	Sunnova Helios XII Issuer LLC, Series 2023 B	5.600	08/22/50	2,093,459

3,856,808	(d)	Sunnova Hestia I Issuer LLC, Series 2023 GRID1	5.750	12/20/50	3,897,260

4,678,354	(d)	Sunrun Athena Issuer LLC, Series 2018 1	5.310	04/30/49	4,476,727

6,027,527	(d)	Sunrun Atlas Issuer LLC, Series 2019 2	3.610	02/01/55	5,632,857

10,783,844	(d)	Sunrun Callisto Issuer LLC, Series 2019 1A	3.980	06/30/54	10,027,948

5,050,147	(d)	Sunrun Callisto Issuer LLC, Series 2021 2A	2.270	01/30/57	4,384,734

4,940,551	(d)	Sunrun Julius Issuer LLC, Series 2023 2A	6.600	01/30/59	4,980,617

6,549,683	(d)	Sunrun Jupiter Issuer LLC, Series 2022 1A	4.750	07/30/57	6,163,151

8,113,446	(d)	Sunrun Vulcan Issuer LLC, Series 2021 1A	2.460	01/30/52	7,082,180

8,250,000	(d)	Switch ABS Issuer LLC, Series 2025 1A	5.030	03/25/55	7,958,956

2,652,156	(d)	Tesla Auto Lease Trust, Series 2023 A	5.890	06/22/26	2,658,543

7,792,863	(d)	Tesla Auto Lease Trust, Series 2023 B	6.130	09/21/26	7,824,017

See Notes to Financial Statements	211

Consolidated Portfolio of Investments March 31, 2025 (continued)

Core Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET BACKED (continued)

$1,976,961	(d)	Tesla Auto Lease Trust, Series 2024 B	4.790%	01/20/27	$1,978,488

2,385,000	(d)	Tesla Auto Lease Trust, Series 2023 B	6.220	03/22/27	2,407,661

5,390,000	(d)	Tesla Auto Lease Trust, Series 2024 A	5.300	06/21/27	5,422,722

10,265,000	(d)	Tesla Auto Lease Trust, Series 2024 B	4.820	10/20/27	10,306,196

10,012,000	(d)	Tesla Auto Lease Trust, Series 2024 B	4.880	06/20/28	10,029,513

3,786,217	(d)	Tesla Electric Vehicle Trust, Series 2023 1	5.540	12/21/26	3,795,199

4,650,000	(d)	Tesla Electric Vehicle Trust, Series 2023 1	5.380	06/20/28	4,693,455

5,395,246		Toyota Auto Receivables Owner Trust, Series 2021 B	0.530	10/15/26	5,350,541

4,859,012	(d)	Vivint Colar Financing V LLC, Series 2018 1A	4.730	04/30/48	4,571,749

5,226,655	(d)	Vivint Colar Financing V LLC, Series 2018 1A	7.370	04/30/48	4,947,658

3,967,554	(d)	Vivint Solar Financing VII LLC, Series 2020 1A	2.210	07/31/51	3,502,884

		TOTAL ASSET BACKED			298,225,303

		OTHER MORTGAGE BACKED - 7.7%

1,085,000	(c),(d)	20 Times Square Trust, Series 2018 20TS	3.100	05/15/35	961,310

8,000,000	(d)	225 Liberty Street Trust, Series 2016 225L	3.597	02/10/36	7,567,148

9,866	(c),(d)	Agate Bay Mortgage Trust, Series 2015 6	3.500	09/25/45	9,092

4,075,000	(c),(d)	Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN	6.684	04/15/34	2,952,338

4,000,000	(d)	BANK, Series 2019 BN21	2.500	10/17/52	2,862,494

6,500,000	(c)	BANK, Series 2019 BN21	3.517	10/17/52	5,394,570

2,500,000	(c)	BANK, Series 2020 BN30	2.918	12/15/53	1,678,105

8,000,000	(c)	BANK, Series 2019 BN22	3.455	11/15/62	6,984,736

178,445		Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016 UB10	3.019	07/15/49	176,970

3,000,000	(c),(d)	BBCMS Mortgage Trust, Series 2020 C6	3.688	02/15/53	2,448,818

2,800,000	(d)	BBCMS Trust, Series 2015 SRCH	4.197	08/10/35	2,733,349

3,250,000	(d)	BBCMS Trust, Series 2015 SRCH	4.798	08/10/35	3,069,438

1,316,000	(c),(d)	BBCMS Trust, Series 2015 SRCH	4.957	08/10/35	1,210,845

5,500,000	(c),(d)	Benchmark Mortgage Trust, Series 2019 B10	3.899	03/15/62	4,036,379

5,200,000	(d)	BMO 360A, Series 2022 C1	3.776	02/17/55	4,522,616

3,500,000	(c),(d)	BMO 360C, Series 2022 C1	3.939	02/17/55	2,709,126

6,965,000	(c),(d)	BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2	5.631	10/15/38	6,938,520

4,250,000	(c),(d)	BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP	5.809	01/17/39	4,205,975

10,000,000	(c),(d)	BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP	6.159	01/17/39	9,879,841

2,901,500	(c),(d)	CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005	5.635	06/25/34	2,627,061

2,000,000	(c)	CD Mortgage Trust, Series 2016 CD2	3.879	11/10/49	1,720,775

11,227,500	(d)	Century Plaza Towers, Series 2019 CPT	2.865	11/13/39	10,120,521

1,000,000	(c),(d)	Century Plaza Towers, Series 2019 CPT	2.997	11/13/39	890,247

2,500,000	(c),(d)	Century Plaza Towers, Series 2019 CPT	2.997	11/13/39	2,158,749

1,750,000	(c),(d)	Century Plaza Towers, Series 2019 CPT	2.997	11/13/39	1,416,621

15,025,000	(c),(d)	CHI Commercial Mortgage Trust, Series 2025 SFT	0.310	04/15/42	163,295

3,800,000	(c),(d)	CHI Commercial Mortgage Trust, Series 2025 SFT	5.665	04/15/42	3,825,031

945,799	(c),(d)	CIM Trust, Series 2021 J2	2.670	04/25/51	762,618

5,000,000	(c)	Citigroup Commercial Mortgage Trust, Series 2015 GC29	3.758	04/10/48	4,841,924

2,000,000		Citigroup Commercial Mortgage Trust, Series 2019 GC43	3.300	11/10/52	1,794,696

5,000,000		Citigroup Commercial Mortgage Trust, Series 2019 GC41	3.018	08/10/56	4,476,338

3,315,000	(d)	COMM Mortgage Trust, Series 2013 300P	4.353	08/10/30	3,282,549

4,375,000	(d)	COMM Mortgage Trust, Series 2022 HC	3.376	01/10/39	3,982,463

3,500,000	(c),(d)	COMM Mortgage Trust, Series 2015 CR22	4.044	03/10/48	2,687,524

2,000,000	(c)	COMM Mortgage Trust, Series 2015 CR23	4.492	05/10/48	1,629,101

360,000	(c)	COMM Mortgage Trust, Series 2015 CR24	3.463	08/10/48	298,696

1,000,000		COMM Mortgage Trust, Series 2019 GC44	3.263	08/15/57	909,846

4,000,000	(c),(d)	Commercial Mortgage Pass Through Certificates, Series 2022 HC	4.084	01/10/39	3,587,635

21,084,884	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03	7.840	03/25/42	21,881,623

4,435,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05	7.340	04/25/42	4,551,476

13,780,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06	8.190	05/25/42	14,417,467

4,706,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08	7.940	07/25/42	4,911,354

7,535,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09	9.086	09/25/42	8,076,069

20,485,000	(c),(d)	Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01	8.086	12/25/42	21,584,569

3,600,000	(c),(d)	CSAIL Commercial Mortgage Trust, Series 2017 C8	3.677	06/15/37	3,194,817

1,600,000	(c),(d)	CSMC, Series 2019 NQM1	3.388	10/25/59	1,516,623

2,427,845	(c),(d)	CSMC, Series 2021 NQM8	2.405	10/25/66	2,130,994

5,000,000	(c),(d)	CSMC Trust, Series 2017 CALI	3.728	11/10/32	3,437,541

102,725,000	(c),(d)	DOLP Trust, Series 2021 NYC	0.665	05/10/41	3,174,839

212	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$3,065,000	(c),(d)	EFMT, Series 2023 1	6.768%	02/25/68	$3,066,211

12,485,467	(c),(d)	ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP	5.754	11/15/38	12,427,622

3,995,350	(c),(d)	ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP	6.553	11/15/38	3,977,967

234,906	(c),(d)	Flagstar Mortgage Trust, Series 2017 2	3.980	10/25/47	214,106

2,050,356	(c),(d)	Flagstar Mortgage Trust, Series 2018 2	4.003	04/25/48	1,878,663

7,380	(c),(d)	Flagstar Mortgage Trust, Series 2018 5	4.000	09/25/48	6,969

810,168	(c),(d)	Flagstar Mortgage Trust, Series 2019 2	4.000	12/25/49	730,550

1,117,912	(c),(d)	Flagstar Mortgage Trust, Series 2021 2	2.500	04/25/51	909,295

3,476,965	(c),(d)	Flagstar Mortgage Trust, Series 2021 4	2.500	06/01/51	2,828,118

1,960,346	(c),(d)	Flagstar Mortgage Trust, Series 2021 7	2.926	08/25/51	1,599,472

2,146,018	(c),(d)	Flagstar Mortgage Trust, Series 2021 12	2.966	11/25/51	1,723,279

7,700,000		Freddie Mac Multiclass Certificates Series, Series 2021 P009	1.878	01/25/31	6,736,105

1,524,665		Freddie Mac Multiclass Certificates Series, Series 2021 P011	1.204	09/25/31	1,392,627

7,324,000	(c)	Freddie Mac Multiclass Certificates Series, Series 2022 P013	2.760	02/25/32	6,502,157

13,750,000	(c)	Freddie Mac Multiclass Certificates Series, Series 2024 P016	4.299	09/25/33	13,832,408

8,009,724		Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08	1.877	07/25/37	6,481,415

38,365,350		Freddie Mac Multifamily ML Certificates, Series 2021 ML08	1.746	11/25/37	4,175,301

8,866,857		Freddie Mac Multifamily ML Certificates, Series 2021 ML12	2.340	07/25/41	7,288,061

3,199,298		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002	3.871	07/25/33	3,043,600

3,619,385		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014	1.555	01/25/36	2,972,936

4,246,000		Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014	2.298	10/25/55	3,010,352

9,645,478		Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068	3.150	10/15/36	8,618,368

1,695,000		Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069	4.013	04/15/37	1,620,943

5,845,000		Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061	1.761	09/15/38	4,692,656

20,639	(c),(d)	GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2	4.000	11/25/49	19,478

54,001	(c),(d)	GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2	4.000	11/25/49	50,962

367,688	(c),(d)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4	3.000	01/25/51	315,838

17,395,227	(c),(d)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	0.251	03/27/51	215,804

586,790	(c),(d)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	3.000	03/27/51	504,052

1,441,780	(c),(d)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6	2.500	05/25/51	1,179,453

4,323,367	(c),(d)	GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5	2.500	10/25/51	3,516,570

4,342,167	(c),(d)	GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2	3.000	06/25/52	3,675,964

1,822,119	(c),(d)	GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4	3.000	09/25/52	1,542,558

454,523	(c),(d)	GS Mortgage-Backed Securities Trust, Series 2020 PJ1	3.611	05/25/50	401,329

8,378,948	(c),(d)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.500	01/25/52	6,815,327

3,804,000	(c),(d)	GS Mortgage-Backed Securities Trust, Series 2021 PJ8	2.500	01/25/52	3,094,124

1,883,719	(c),(d)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.721	01/25/52	1,516,246

4,055,799	(c),(d)	GS Mortgage-Backed Securities Trust, Series 2022 PJ5	3.000	10/25/52	3,433,533

2,592,922	(c),(d)	GS Mortgage-Backed Securities Trust, Series 2022 PJ6	3.000	01/25/53	2,195,099

4,293,275	(c),(d)	GS Mortgage-Backed Securities Trust, Series 2023 PJ1	3.500	02/25/53	3,754,117

2,000,000	(d)	Hudson Yards Mortgage Trust, Series 2016 10HY	2.835	08/10/38	1,937,744

2,500,000	(c),(d)	Hudson Yards Mortgage Trust, Series 2016 10HY	2.977	08/10/38	2,417,364

5,000,000	(c),(d)	Hudson Yards Mortgage Trust, Series 2016 10HY	2.977	08/10/38	4,819,443

10,250,000	(c),(d)	Hudson Yards Mortgage Trust, Series 2019 30HY	3.443	07/10/39	9,238,641

5,545,000	(c),(d)	Hudson Yards Mortgage Trust, Series 2019 55HY	2.943	12/10/41	5,039,941

1,500,000	(c),(d)	Hudson Yards Mortgage Trust, Series 2019 55HY	2.943	12/10/41	1,310,775

4,500,000	(c),(d)	Hudson Yards Mortgage Trust, Series 2019 55HY	2.943	12/10/41	3,859,967

440,000	(c),(d)	Imperial Fund Mortgage Trust, Series 2020 NQM1	3.531	10/25/55	400,342

2,135,000	(c),(d)	Imperial Fund Mortgage Trust, Series 2022 NQM6	7.100	10/25/67	2,133,790

1,116,586	(c),(d)	J.P. Morgan Mortgage Trust, Series 2022 5	2.955	09/25/52	878,874

3,500,000	(d)	Jackson Park Trust, Series 2019 LIC	2.766	10/14/39	3,140,118

180,341	(c),(d)	JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13	3.984	01/15/46	170,423

5,300,000	(c),(d)	JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%), Series 2020 609M	6.054	10/15/33	5,224,954

718,725	(c),(d)	JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1	5.647	12/25/44	697,146

10,189	(c),(d)	JP Morgan Mortgage Trust, Series 2015 3	3.500	05/25/45	9,451

172,398	(c),(d)	JP Morgan Mortgage Trust, Series 2015 6	3.500	10/25/45	158,377

732,564	(c),(d)	JP Morgan Mortgage Trust, Series 2018 3	3.500	09/25/48	656,579

1,072,702	(c),(d)	JP Morgan Mortgage Trust, Series 2018 5	3.500	10/25/48	963,050

1,006,506	(c),(d)	JP Morgan Mortgage Trust, Series 2017 5	5.011	10/26/48	1,009,080

845,566	(c),(d)	JP Morgan Mortgage Trust, Series 2017 4	3.871	11/25/48	739,874

67,967	(c),(d)	JP Morgan Mortgage Trust, Series 2018 9	4.000	02/25/49	63,567

75,133	(c),(d)	JP Morgan Mortgage Trust, Series 2019 1	4.000	05/25/49	70,449

See Notes to Financial Statements	213

Consolidated Portfolio of Investments March 31, 2025 (continued)

Core Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$805,222	(c),(d)	JP Morgan Mortgage Trust, Series 2020 1	3.815%	06/25/50	$723,814

14,840,540	(c),(d)	JP Morgan Mortgage Trust, Series 2021 3	0.137	07/25/51	115,112

10,456,644	(c),(d)	JP Morgan Mortgage Trust, Series 2021 4	0.130	08/25/51	77,190

2,160,081	(c),(d)	JP Morgan Mortgage Trust, Series 2021 4	2.880	08/25/51	1,755,767

20,197,913	(c),(d)	JP Morgan Mortgage Trust, Series 2021 6	0.133	10/25/51	154,007

2,620,824	(c),(d)	JP Morgan Mortgage Trust, Series 2021 6	2.500	10/25/51	2,134,949

937,682	(c),(d)	JP Morgan Mortgage Trust, Series 2021 10	2.500	12/25/51	762,698

873,777	(c),(d)	JP Morgan Mortgage Trust, Series 2021 12	2.500	02/25/52	712,463

2,816,780	(c),(d)	JP Morgan Mortgage Trust, Series 2021 13	3.139	04/25/52	2,255,149

1,470,272	(c),(d)	JP Morgan Mortgage Trust, Series 2021 14	2.500	05/25/52	1,195,900

1,765,668	(c),(d)	JP Morgan Mortgage Trust, Series 2021 LTV2	2.927	05/25/52	1,518,956

1,751,226	(c),(d)	JP Morgan Mortgage Trust, Series 2022 2	3.000	08/25/52	1,485,819

4,905,069	(c),(d)	JP Morgan Mortgage Trust, Series 2022 LTV2	3.500	09/25/52	4,301,323

2,622,381	(c),(d)	JP Morgan Mortgage Trust, Series 2022 7	3.000	12/25/52	2,220,038

1,100,801	(c),(d)	JP Morgan Mortgage Trust, Series 2022 7	4.000	12/25/52	994,848

14,946,938	(c),(d)	JP Morgan Mortgage Trust Series, Series 2024 3	3.000	05/25/54	12,653,683

2,400,000	(c)	JPMBB Commercial Mortgage Securities Trust, Series 2014 C23	4.466	09/15/47	2,253,252

409,976	(d)	Ladder Capital Commercial Mortgage Securities, Series 2013 GCP	3.575	02/15/36	394,359

2,350,000	(c),(d)	Manhattan West Mortgage Trust, Series 2020 1MW	2.335	09/10/39	2,152,206

2,250,000	(c),(d)	MFT Mortgage Trust, Series 2020 B6	3.283	08/10/40	1,630,661

923,965	(c),(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4	2.500	07/25/51	825,258

5,138,675	(c),(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1	4.000	02/25/53	4,692,014

1,500,000	(c),(d)	MSDB Trust, Series 2017 712F	3.316	07/11/39	1,411,095

2,662,801	(c),(d)	Natixis Commercial Mortgage Securities Trust, Series 2018 285M	3.796	11/15/32	2,526,665

4,250,000	(c),(d)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE	6.599	07/15/36	3,560,081

4,000,000	(c),(d)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE	8.649	07/15/36	2,650,267

24,969	(c)	New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3	4.915	02/25/36	24,806

4,192,560	(c),(d)	OBX Trust, Series 2021 J2	2.500	07/25/51	3,410,174

973,974	(c),(d)	OBX Trust, Series 2022 J2	3.433	08/25/52	827,891

1,174,019	(c),(d)	Oceanview Mortgage Trust, Series 2021 1	2.500	05/25/51	954,932

1,265,682	(c),(d)	Oceanview Mortgage Trust, Series 2022 1	4.500	11/25/52	1,189,373

15,670,000	(d)	One Bryant Park Trust, Series 2019 OBP	2.516	09/15/54	14,009,165

2,008,731	(d)	One Market Plaza Trust, Series 2017 1MKT	3.614	02/10/32	1,886,609

1,936,435	(c),(d)	RCKT Mortgage Trust, Series 2021 3	2.776	07/25/51	1,516,983

4,036,959	(c),(d)	RCKT Mortgage Trust, Series 2021 4	2.500	09/25/51	3,283,610

4,788,267	(c),(d)	RCKT Mortgage Trust, Series 2021 5	2.919	11/25/51	3,788,614

3,929,419	(c),(d)	RCKT Mortgage Trust, Series 2022 4	3.500	06/25/52	3,445,762

153,859	(c),(d)	Sequoia Mortgage Trust, Series 2015 2	3.500	05/25/45	141,226

42,128	(c),(d)	Sequoia Mortgage Trust, Series 2016 1	3.500	06/25/46	38,608

185,624	(c),(d)	Sequoia Mortgage Trust, Series 2017 6	3.718	09/25/47	175,323

11,022	(c),(d)	Sequoia Mortgage Trust, Series 2018 3	3.500	03/25/48	9,985

13,588	(c),(d)	Sequoia Mortgage Trust, Series 2018 7	4.000	09/25/48	12,857

1,574,568	(c),(d)	Sequoia Mortgage Trust, Series 2020 3	3.000	04/25/50	1,347,924

942,944	(c),(d)	Sequoia Mortgage Trust, Series 2021 1	2.657	03/25/51	764,943

2,628,544	(c),(d)	Sequoia Mortgage Trust, Series 2023 1	5.000	01/25/53	2,518,936

12,900,000	(d)	SLG Office Trust, Series 2021 OVA	2.585	07/15/41	11,099,831

1,125,000	(c),(d)	STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH	5.691	11/15/36	1,113,236

2,000,000	(c),(d)	STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH	6.090	11/15/36	1,976,916

2,050,000	(c),(d)	STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH	6.389	11/15/36	2,026,549

4,000,000	(d)	SUMIT Mortgage Trust, Series 2022 BVUE	2.789	02/12/41	3,518,275

2,653,730	(c),(d)	Verus Securitization Trust, Series 2021 7	2.240	10/25/66	2,308,770

3,000,000	(c),(d)	VNDO Trust, Series 2016 350P	3.903	01/10/35	2,927,445

1,095,000	(c),(d)	WB Commercial Mortgage Trust, Series 2024 HQ	5.541	03/15/40	1,099,045

5,000,000	(d)	Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN	6.011	06/10/37	5,156,222

112,976		Wells Fargo Commercial Mortgage Trust, Series 2016 BNK1	2.514	08/15/49	112,000

71,054		Wells Fargo Commercial Mortgage Trust, Series 2016 C33	3.185	03/15/59	70,688

76,118	(c),(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2019 2	4.000	04/25/49	72,284

614,250	(c),(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2020 4	3.000	07/25/50	523,947

5,143,015	(c),(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2021 2	2.500	06/25/51	4,183,261

1,321,108	(c),(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 2	2.500	12/25/51	1,074,572

214	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$118,754	(c),(d)	WinWater Mortgage Loan Trust, Series 2014 1	3.928%	06/20/44	$101,649

		TOTAL OTHER MORTGAGE BACKED			519,164,301

		TOTAL STRUCTURED ASSETS (Cost $884,868,070)			817,389,604

		TOTAL LONG-TERM INVESTMENTS (Cost $6,973,655,934)			6,684,577,423

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%

21,646,909	(j)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360 (k)		21,646,909

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $21,646,909)			21,646,909

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.1%

		GOVERNMENT AGENCY DEBT - 0.0%

1,000,000		Federal Home Loan Bank Discount Notes	0.000	04/08/25	999,062

		TOTAL GOVERNMENT AGENCY DEBT			999,062

		TREASURY DEBT - 0.1%

919,000		United States Treasury Bill	0.000	04/03/25	918,783

6,810,000		United States Treasury Bill	0.000	04/08/25	6,804,378

		TOTAL TREASURY DEBT			7,723,161

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,722,353)			8,722,223

		TOTAL INVESTMENTS - 99.7% (Cost $7,004,025,196)			6,714,946,555

		OTHER ASSETS & LIABILITIES, NET - 0.3%			23,292,908

		NET ASSETS - 100.0%			$6,738,239,463

CAD	Canadian Dollar

EUR	Euro

LIBOR	London Interbank Offered Rate

M	Month

REMIC	Real Estate Mortgage Investment Conduit
SOFR30A	30 Day Average Secured Overnight Financing Rate

TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

(a)	For fair value measurement disclosure purposes, investment classified as Level 3.

(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(c)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,595,515,998 or 23.8% of Total Investments.

(e)	Perpetual security. Maturity date is not applicable.

(f)

Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.3% of Total Investments.

(g)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,046,541.

(h)	All or a portion of this security is owned by Nuveen Core Impact Bond Offshore Limited which is a 100% owned subsidiary of the fund.

(i)	When-issued or delayed delivery security.

(j)	Investments made with cash collateral received from securities on loan.

(k)	The rate shown is the one-day yield as of the end of the reporting period.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

See Notes to Financial Statements	215

Consolidated Portfolio of Investments March 31, 2025 (continued)

Core Impact Bond

Forward	Foreign Currency Contracts

Currency Purchased	Receive	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
	$11,874,487	EUR	11,480,654	JPMorgan Chase Bank NA	04/11/25	$(546,779)
	$2,855,046	CAD	4,129,620	Morgan Stanley Capital Services	04/11/25	(16,173)

Total						$(562,952)

Total unrealized appreciation on forward foreign currency contracts						$–

Total unrealized depreciation on forward foreign currency contracts						$(562,952)

CAD	Canadian Dollar

EUR	Euro

216	See Notes to Financial Statements

Portfolio of Investments March 31, 2025

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 98.2%

		BANK LOAN OBLIGATIONS - 4.4%

		CAPITAL GOODS - 0.3%

$84,615	(a),(b)	Air Comm Corporation, LLC, Delayed Draw Term Loan, (N/A - 0.000%)	0.000%	12/11/31	$84,298

1,015,385	(b)	Air Comm Corporation, LLC, Term Loan, (TSFR3M + 3.000%)	7.322	11/21/31	1,011,577

2,254,407	(b)	Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%)	6.942	08/28/28	2,256,211

437,654	(b)	Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%)	7.675	11/03/28	434,109

965,000	(b)	Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%)	8.189	05/17/28	838,170

997,500	(b)	Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%)	6.827	11/03/31	993,345

1,074,600	(b)	Madison Safety & Flow LLC, (TSFR1M + 3.250%)	7.574	09/26/31	1,074,095

333,157	(b)	Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%)	6.575	04/14/31	329,919

356,093	(b)	Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 1.750%)	6.069	02/01/28	356,985

992,500	(b)	Titan Acquisition Limited, Term Loan B, (TSFR6M + 4.500%)	8.724	02/15/29	989,503

2,487,500	(b)	TransDigm, Inc., Term Loan, (TSFR3M + 2.500%)	6.799	01/20/32	2,477,463

1,624,311	(b)	TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%)	6.799	02/28/31	1,617,204

1,989,950	(b)	TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%)	7.049	03/22/30	1,989,054

1,416,733	(b)	Zekelman Industries, Inc., Term Loan B, (TSFR1M + 2.250%)	6.571	01/24/31	1,421,160

		TOTAL CAPITAL GOODS			15,873,093

		COMMERCIAL & PROFESSIONAL SERVICES - 0.1%

285,090	(b)	AlixPartners, LLP, Term Loan B, (TSFR1M + 2.500%)	6.939	02/04/28	285,268

258,581	(b)	CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 3.000%)	7.306	09/29/28	258,532

1,566,766	(b)	Corporation Service Company, Term Loan B, (TSFR1M + 2.000%)	6.325	11/05/29	1,560,694

1,995,000	(b)	First Advantage Holdings, LLC, Term Loan B, (TSFR1M + 3.250%)	7.575	10/31/31	1,985,963

1,813,834	(b)	Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR1M + 2.000%)	6.325	10/15/30	1,808,266

538,349	(b)	Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%)	6.575	11/30/28	537,725

41,463	(b)	Reworld Holding Corp, Term Loan C, (TSFR1M + 2.250%)	6.575	11/30/28	41,415

389,795	(b)	West Corporation, Term Loan B3, (TSFR3M + 4.000%)	8.541	04/12/27	304,040

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			6,781,903

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%

2,394,965	(b)	Belron Finance LLC, Term Loan B, (TSFR3M + 2.750%)	7.052	10/16/31	2,393,851

1,677,936	(b)	CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%)	6.802	11/08/32	1,669,672

1,328,244	(b)	Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%)	7.439	12/18/28	1,327,414

3,506,387	(b)	Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M + 2.500%)	6.819	04/23/31	3,486,682

1,339,995	(b)	PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%)	8.175	02/14/28	1,321,845

3,874,758	(b)	Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%)	6.825	01/30/31	3,822,952

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			14,022,416

		CONSUMER DURABLES & APPAREL - 0.1%

2,481,091	(b)	AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + 3.000%)	7.323	07/31/28	2,461,429

212,500	(b)	Crocs, Inc., Term Loan, (TSFR3M + 2.250%)	6.549	02/20/29	213,643

282,927	(b)	SRAM, LLC , Term Loan B, (TSFR1M + 2.250%)	6.572	02/27/32	280,982

849,794	(b)	Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%)	7.689	10/29/27	825,006

		TOTAL CONSUMER DURABLES & APPAREL			3,781,060

		CONSUMER SERVICES - 0.3%

2,462,289	(b)	101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%)	6.075	09/23/30	2,443,169

392,964	(b)	Alterra Mountain Company, Term Loan B, (TSFR1M + 2.750%)	7.075	08/17/28	392,964

1,291,500	(b)	Caesars Entertainment Inc., Term Loan B, (TSFR3M + 2.250%)	6.563	02/06/30	1,286,121

645,055	(b)	Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%)	7.075	01/31/31	637,125

1,884,686	(b)	Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%)	6.325	10/18/28	1,885,864

1,802,340	(b)	Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.500%)	7.825	01/29/29	1,777,198

2,147,813	(b)	Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%)	6.049	11/29/30	2,142,056

471,662	(b)	IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%)	6.825	12/15/27	469,244

715,931	(b)	KFC Holding Co., Term Loan B, (TSFR1M + 1.750%)	6.181	03/15/28	718,437

496,633	(b)	Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%)	6.566	04/16/29	496,050

1,497,017	(b)	Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%)	7.799	11/12/29	1,441,814

301,961	(b)	PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%)	6.825	05/03/29	302,132

437,498	(b)	Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%)	8.562	03/06/28	371,602

		TOTAL CONSUMER SERVICES			14,363,776

		ENERGY - 0.0%

1,240,641	(b)	Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.500%)	7.825	03/22/29	1,242,198

See Notes to Financial Statements	217

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY (continued)

$733,028	(b)	Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%)	6.569%	10/05/28	$733,306

		TOTAL ENERGY			1,975,504

		FINANCIAL SERVICES - 0.1%

2,803,703	(b)	Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%)	6.075	06/24/31	2,798,278

		TOTAL FINANCIAL SERVICES			2,798,278

		FOOD, BEVERAGE & TOBACCO - 0.1%

591,165	(b)	Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%)	8.061	11/26/27	573,865

1,164,121	(b)	Aspire Bakeries Holdings LLC, Term Loan, (TSFR1M + 4.250%)	8.575	12/23/30	1,168,486

48,008	(b)	City Brewing Company, LLC, First Out New Money Term Loan, (TSFR3M + 6.250%)	10.814	04/05/28	19,663

125,626	(b)	City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M + 3.500%)	8.064	04/05/28	47,110

13,787	(b)	City Brewing Company, LLC, PIK Super Priority Term Loan, (TSFR3M + 9.000%)	13.580	01/03/26	12,753

574,501	(b)	Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.000%)	6.237	09/30/31	571,517

1,795,274	(b)	Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%)	6.549	03/31/28	1,790,094

182,555	(b)	UTZ Quality Foods, LLC, Term Loan B, (TSFR1M + 2.500%)	6.825	01/29/32	182,304

		TOTAL FOOD, BEVERAGE & TOBACCO			4,365,792

		HEALTH CARE EQUIPMENT & SERVICES - 0.6%

4,123,331	(b)	Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%)	7.672	05/10/27	4,114,013

650,038	(b)	Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.750%)	8.049	06/25/29	649,833

447,745	(b)	Global Medical Response, Inc., PIK Term Loan, (TSFR3M + 5.500%)	9.790	10/02/28	448,242

2,807,527	(b)	ICU Medical, Inc., Term Loan B, (TSFR3M + 2.500%)	6.949	01/08/29	2,806,769

5,470,388	(b)	Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%)	6.575	10/23/28	5,466,203

1,852,813	(b)	Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%)	9.302	02/28/28	1,868,256

3,280,247	(b)	Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%)	6.825	11/15/28	3,276,770

4,465,063	(b)	Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%)	6.825	02/21/31	4,452,627

708,985	(b)	Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%)	6.325	12/03/31	708,985

2,432,170	(b)	Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%)	7.072	12/19/30	2,432,170

2,493,750	(b)	Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%)	7.575	11/26/31	2,490,633

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			28,714,501

		HOUSEHOLD & PERSONAL PRODUCTS - 0.1%

2,926,661	(b)	Kronos Acquisition Holdings Inc., Term Loan, (TSFR3M + 4.000%)	8.299	07/08/31	2,524,245

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,524,245

		INSURANCE - 0.6%

209,035	(b)	Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%)	7.325	11/06/30	208,102

3,980,000	(b)	Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M + 2.750%)	7.069	09/19/31	3,960,100

425,000	(b)	Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%)	9.689	02/03/28	403,750

544,655	(b)	Asurion LLC, Term Loan B8, (TSFR1M + 3.250%)	7.689	12/23/26	544,208

4,946,834	(b)	Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%)	7.325	06/16/31	4,910,178

3,797,507	(b)	HUB International Limited, Term Loan B, (TSFR3M + 2.500%)	6.787	06/20/30	3,785,924

1,204,830	(b)	Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%)	6.575	09/15/31	1,203,475

4,962,563	(b)	Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR3M + 3.000%)	7.313	07/31/31	4,952,091

919,355	(b)	Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%)	7.049	05/06/31	914,758

3,965,088	(b)	USI, Inc., Term Loan C, (TSFR3M + 2.250%)	6.549	09/27/30	3,932,039

1,955,337	(b)	USI, Inc., Term Loan D, (TSFR3M + 2.250%)	6.549	11/23/29	1,939,146

		TOTAL INSURANCE			26,753,771

		MATERIALS - 0.3%

637,321	(b)	Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%)	6.175	09/07/27	637,171

4,339,119	(b)	Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%)	7.500	04/13/29	4,325,320

196,519	(b)	H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%)	6.075	02/15/30	196,519

947,282	(b)	INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%)	8.675	03/29/29	911,759

3,240,000	(b)	INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%)	8.575	10/07/31	3,045,600

847,918	(b)	Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%)	9.227	02/12/26	775,137

1,866,759	(b)	TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%)	7.689	03/03/28	1,852,590

290,761	(b)	Tronox Finance LLC, First Lien Term Loan B, (TSFR1M + TSFR3M + 2.500%)	6.812	09/30/31	284,098

130,769	(a),(b)	USALCO, LLC, Delayed Draw Term Loan, (N/A + 1.000%)	1.000	09/30/31	130,963

1,266,058	(b)	USALCO, LLC, Term Loan B, (TSFR3M + 4.000%)	8.299	09/30/31	1,267,938

		TOTAL MATERIALS			13,427,095

		MEDIA & ENTERTAINMENT - 0.0%

474,839	(b)	Altice Financing SA, Term Loan, (TSFR3M + 5.000%)	9.302	10/29/27	390,555

541,280	(b)	CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%)	8.819	01/18/28	524,365

218	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MEDIA & ENTERTAINMENT (continued)

$89,554	(b)	DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%)	9.552%	08/02/27	$89,791

		TOTAL MEDIA & ENTERTAINMENT			1,004,711

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%

139,831	(b)	Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%)	6.425	11/08/27	140,113

1,330,578	(b)	Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%)	6.173	08/02/27	1,329,407

4,136,564	(b)	Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%)	6.575	05/05/28	4,139,667

2,527,710	(b)	Organon & Co, Term Loan, (TSFR1M + 2.250%)	6.572	05/19/31	2,496,113

207,295	(b)	Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%)	6.325	04/20/29	207,295

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			8,312,595

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%

330,059	(b)	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%)	7.075	01/31/30	329,646

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			329,646

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%

3,500,000	(b)	Instructure Holdings, Inc., Term Loan, (TSFR3M + 3.000%)	7.315	11/13/31	3,477,845

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,477,845

		SOFTWARE & SERVICES - 0.8%

144,486	(b)	Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%)	5.912	08/01/28	115,227

2,675,000	(b)	BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 3.500%)	7.791	11/25/31	2,669,984

4,807,950	(b)	Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%)	6.299	01/31/31	4,782,420

2,958,783	(b)	Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%)	7.291	07/30/31	2,911,472

3,970,050	(b)	Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%)	7.073	04/30/31	3,890,649

2,225,844	(b)	Epicor Software Corporation, Term Loan E, (TSFR1M + 2.750%)	7.075	05/30/31	2,222,561

2,222,000	(b)	FNZ Group Services Ltd, Term Loan B, (TSFR3M + 5.000%)	9.291	11/05/31	2,055,350

3,102,951	(b)	Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%)	6.075	09/12/29	3,090,834

824,500	(b)	Informatica LLC, Term Loan B, (TSFR1M + 2.250%)	6.575	10/30/28	825,275

2,985,000	(b)	Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%)	7.575	06/17/31	2,953,717

2,693,190	(b)	Open Text Corporation, Term Loan B, (TSFR1M + 1.750%)	6.075	01/31/30	2,689,972

65,052	(b)	Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%)	10.687	05/15/28	66,911

331,398	(b)	Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%)	7.187	05/15/28	154,763

458,375	(b)	RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%)	7.561	04/24/28	452,904

1,171,634	(b)	Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%)	7.325	10/29/29	1,171,113

1,500,000	(b)	Synechron Inc, Term Loan B, (TSFR3M + 3.750%)	8.041	10/03/31	1,498,125

1,610,107	(b)	UKG Inc., Term Loan B, (TSFR3M + 3.000%)	7.300	02/10/31	1,608,505

2,475,000	(b)	Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%)	7.075	09/28/29	2,462,625

		TOTAL SOFTWARE & SERVICES			35,622,407

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%

2,536,882	(b)	CommScope, Inc., Term Loan, (TSFR1M + 5.250%)	9.575	12/17/29	2,530,006

3,985,000	(b)	Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%)	7.069	12/03/29	3,945,409

144,893	(b)	Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%)	7.053	09/22/31	145,527

378,724	(b),(c)	MLN US HoldCo LLC, First Lien Term Loan, (TSFR3M - 0.000%)	4.405	11/30/25	2,850

247,119	(b),(c)	MLN US HoldCo LLC, Second Out Term Loan, (Prime - 0.000%)	7.500	10/18/27	1,248

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,625,040

		TELECOMMUNICATION SERVICES - 0.1%

921,150	(b)	Altice France S.A., Term Loan B12, (TSFR6M + 3.688%)	8.370	01/31/26	808,309

191,500	(b)	Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%)	7.319	11/30/27	191,500

250,000	(b)	Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%)	6.934	01/31/28	243,666

2,000,000	(b)	Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%)	7.439	03/09/27	1,866,440

		TOTAL TELECOMMUNICATION SERVICES			3,109,915

		TRANSPORTATION - 0.1%

1,767,150	(b)	Air Canada, Term Loan B, (TSFR1M + 2.000%)	6.319	03/21/31	1,750,026

487,500	(b)	American Airlines, Inc., Term Loan, (TSFR1M + 2.250%)	6.543	04/20/28	482,511

92,754	(b)	SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%)	8.043	10/20/27	93,815

383,239	(b)	XPO Logistics, Inc., Term Loan (2028), (TSFR1M + 1.750%)	6.075	05/24/28	383,264

		TOTAL TRANSPORTATION			2,709,616

		UTILITIES - 0.1%

1,620,000	(b),(d)	Cornerstone Generation LLC, (TBD)	TBD	TBD	1,622,025

2,489,349	(b)	Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%)	6.818	05/17/30	2,489,934

		TOTAL UTILITIES			4,111,959

		TOTAL BANK LOAN OBLIGATIONS (Cost $202,763,487)			200,685,168

See Notes to Financial Statements	219

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

SHARES		DESCRIPTION			VALUE

		COMMON STOCKS - 0.0%

		ENERGY - 0.0%

1,538	(e),(f)	Cloud Peak Energy, Inc			$15

		TOTAL ENERGY			15

		SOFTWARE & SERVICES - 0.0%

596	(f)	Avaya, Inc			3,477

2,843	(f)	Avaya, Inc			16,583

		TOTAL SOFTWARE & SERVICES			20,060

		TOTAL COMMON STOCKS (Cost $39,480)			20,075

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 38.1%

		AUTOMOBILES & COMPONENTS - 0.9%

$350,000	(g)	Clarios Global LP	6.750%	02/15/30	353,335

575,000		Dana, Inc	5.375	11/15/27	568,604

350,000		Dana, Inc	5.625	06/15/28	344,824

325,000		Dana, Inc	4.250	09/01/30	299,948

2,000,000		Ford Motor Credit Co LLC	7.350	11/04/27	2,072,382

4,525,000		Ford Motor Credit Co LLC	7.350	03/06/30	4,734,914

2,000,000	(g)	Ford Otomotiv Sanayi AS.	7.125	04/25/29	1,982,882

1,563,000		General Motors Co	6.125	10/01/25	1,570,898

800,000		General Motors Financial Co, Inc	6.050	10/10/25	804,915

3,500,000		General Motors Financial Co, Inc	4.900	10/06/29	3,442,839

2,825,000		General Motors Financial Co, Inc	5.850	04/06/30	2,876,217

900,000		General Motors Financial Co, Inc	5.750	02/08/31	907,486

3,200,000		General Motors Financial Co, Inc	2.700	06/10/31	2,729,527

3,750,000		General Motors Financial Co, Inc	5.600	06/18/31	3,750,306

2,000,000	(h)	General Motors Financial Co, Inc	5.750	N/A	1,891,778

5,000,000	(i)	Goodyear Tire & Rubber Co	5.250	04/30/31	4,510,259

1,000,000	(g),(i)	Nemak SAB de C.V.	3.625	06/28/31	767,145

1,360,000	(g)	Phinia, Inc	6.625	10/15/32	1,333,808

750,000	(g)	ZF North America Capital, Inc	6.875	04/14/28	736,576

3,665,000		ZF North America Capital, Inc	6.750	04/23/30	3,482,591

		TOTAL AUTOMOBILES & COMPONENTS			39,161,234

		BANKS - 7.7%

1,500,000	(g)	Akbank T.A.S.	6.800	06/22/31	1,481,250

1,500,000	(g)	Akbank TAS	7.498	01/20/30	1,504,500

4,000,000	(h),(j)	Banco Bilbao Vizcaya Argentaria S.A.	9.375	N/A	4,343,096

1,500,000	(g)	Banco Bradesco S.A.	6.500	01/22/30	1,546,350

700,000	(g),(h),(j)	Banco de Credito e Inversiones S.A.	8.750	N/A	743,458

1,800,000	(g),(h),(j)	Banco del Estado de Chile	7.950	N/A	1,886,204

2,000,000	(g),(i)	Banco do Brasil S.A.	6.000	03/18/31	2,024,362

3,000,000	(g)	Banco Internacional del Peru SAA Interbank	4.000	07/08/30	2,986,031

925,000	(g),(h),(i),(j)	Banco Mercantil del Norte S.A.	7.500	N/A	908,235

2,000,000	(g),(h),(j)	Banco Mercantil del Norte S.A.	8.375	N/A	1,982,574

3,025,000	(g)	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.621	12/10/29	3,057,004

2,400,000		Banco Santander S.A.	5.294	08/18/27	2,430,911

1,905,000		Banco Santander S.A.	3.800	02/23/28	1,860,010

2,200,000		Banco Santander S.A.	6.350	03/14/34	2,258,768

3,800,000	(h),(j)	Banco Santander S.A.	4.750	N/A	3,642,662

2,400,000	(h),(i),(j)	Banco Santander S.A.	9.625	N/A	2,756,837

2,000,000	(j)	Bancolombia S.A.	8.625	12/24/34	2,113,937

2,600,000	(g),(i)	Bangkok Bank PCL	3.466	09/23/36	2,292,914

4,000,000	(g),(j)	Bank Hapoalim BM	3.255	01/21/32	3,827,840

3,000,000	(g),(j)	Bank Leumi Le-Israel BM	3.275	01/29/31	2,921,385

22,795,000		Bank of America Corp	2.592	04/29/31	20,474,225

9,000,000		Bank of America Corp	5.288	04/25/34	9,040,654

3,000,000		Bank of America Corp	5.511	01/24/36	3,053,172

8,975,000		Bank of America Corp	5.744	02/12/36	8,957,853

5,700,000		Bank of America Corp	2.676	06/19/41	4,043,115

2,850,000	(h),(i)	Bank of America Corp	4.375	N/A	2,777,667

4,075,000	(h)	Bank of New York Mellon Corp	6.300	N/A	4,176,561

220	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 7.7% (continued)

$450,000		Barclays plc	2.279%	11/24/27	$432,625

2,000,000		Barclays plc	4.942	09/10/30	1,993,621

3,025,000		Barclays plc	5.367	02/25/31	3,058,493

2,225,000		Barclays plc	3.330	11/24/42	1,625,520

4,525,000	(h),(i),(j)	Barclays plc	9.625	N/A	4,963,251

1,850,000	(g),(j)	BBVA Bancomer S.A.	5.125	01/18/33	1,758,332

1,000,000	(g),(j)	BBVA Bancomer S.A.	8.450	06/29/38	1,044,818

1,100,000	(g),(j)	BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico	7.625	02/11/35	1,110,670

100,000	(g)	BNP Paribas S.A.	4.375	05/12/26	99,455

1,800,000	(g)	BNP Paribas S.A.	2.159	09/15/29	1,645,490

8,000,000	(g),(h),(j)	BNP Paribas S.A.	7.750	N/A	8,240,048

3,575,000		CitiBank NA	5.570	04/30/34	3,673,856

5,895,000		Citigroup, Inc	3.200	10/21/26	5,778,922

2,805,000		Citigroup, Inc	4.300	11/20/26	2,793,243

600,000		Citigroup, Inc	4.125	07/25/28	590,378

6,025,000		Citigroup, Inc	4.542	09/19/30	5,943,750

2,135,000		Citigroup, Inc	2.572	06/03/31	1,901,270

3,075,000		Citigroup, Inc	6.020	01/24/36	3,104,369

9,200,000		Citigroup, Inc	5.333	03/27/36	9,166,539

1,750,000	(h),(i)	Citigroup, Inc	7.375	N/A	1,796,774

2,600,000	(h)	Citigroup, Inc	7.625	N/A	2,704,944

2,500,000	(h)	Citigroup, Inc	4.000	N/A	2,461,153

1,075,000	(g)	Cooperatieve Rabobank UA	1.339	06/24/26	1,066,449

4,950,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,885,683

4,600,000	(g),(h),(i),(j)	Credit Agricole S.A.	6.700	N/A	4,428,648

5,000,000	(g),(h),(j)	Credit Agricole S.A.	8.125	N/A	5,085,000

2,450,000		Deutsche Bank AG.	5.371	09/09/27	2,504,672

2,275,000		Deutsche Bank AG.	2.311	11/16/27	2,186,090

1,500,000		Deutsche Bank AG.	6.819	11/20/29	1,590,633

2,025,000		Deutsche Bank AG.	4.999	09/11/30	2,015,353

1,550,000	(g)	Ecobank Transnational, Inc	10.125	10/15/29	1,617,611

2,500,000	(g)	Grupo Aval Ltd	4.375	02/04/30	2,237,799

635,000	(g),(h)	Hana Bank	3.500	N/A	616,630

3,750,000		HSBC Holdings plc	7.390	11/03/28	3,985,445

2,200,000		HSBC Holdings plc	3.973	05/22/30	2,117,187

2,000,000		HSBC Holdings plc	5.130	03/03/31	2,006,182

1,675,000		HSBC Holdings plc	5.450	03/03/36	1,668,829

4,800,000	(h),(i),(j)	HSBC Holdings plc	8.000	N/A	5,051,702

2,700,000	(h),(i),(j)	HSBC Holdings plc	6.950	N/A	2,690,084

4,000,000	(h)	Huntington Bancshares, Inc	5.625	N/A	3,976,943

UGX 6,000,000,000	(g)	ICBC Standard Bank plc	14.250	06/26/34	1,401,913

3,000,000	(g)	Intercorp Financial Services, Inc	4.125	10/19/27	2,911,838

1,825,000	(g)	Itau Unibanco Holding S.A.	6.000	02/27/30	1,864,146

660,000		JPMorgan Chase & Co	3.900	07/15/25	658,659

350,000		JPMorgan Chase & Co	3.200	06/15/26	345,794

6,325,000		JPMorgan Chase & Co	4.323	04/26/28	6,294,042

7,805,000		JPMorgan Chase & Co	3.702	05/06/30	7,510,489

1,900,000		JPMorgan Chase & Co	5.140	01/24/31	1,929,632

725,000		JPMorgan Chase & Co	1.953	02/04/32	616,752

4,250,000		JPMorgan Chase & Co	5.350	06/01/34	4,319,076

1,075,000		JPMorgan Chase & Co	6.254	10/23/34	1,154,551

6,750,000		JPMorgan Chase & Co	5.766	04/22/35	7,015,318

3,900,000		JPMorgan Chase & Co	4.946	10/22/35	3,816,593

1,425,000		JPMorgan Chase & Co	5.502	01/24/36	1,455,696

2,750,000		JPMorgan Chase & Co	2.525	11/19/41	1,901,897

12,350,000		JPMorgan Chase & Co	3.157	04/22/42	9,220,163

1,250,000		JPMorgan Chase & Co	4.260	02/22/48	1,039,109

5,625,000	(h)	JPMorgan Chase & Co	6.875	N/A	5,907,932

2,250,000	(h)	JPMorgan Chase & Co	3.650	N/A	2,199,710

4,000,000	(h),(j)	Lloyds Banking Group plc	7.500	N/A	4,013,568

4,175,000	(h)	M&T Bank Corp	3.500	N/A	3,960,069

3,000,000	(g),(j)	Mizrahi Tefahot Bank Ltd	3.077	04/07/31	2,906,250

See Notes to Financial Statements	221

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 7.7% (continued)

$3,000,000	(h),(j)	NatWest Group plc	8.125%	N/A	$3,149,634

3,000,000	(g)	NBK SPC Ltd	1.625	09/15/27	2,869,284

3,000,000	(g),(h)	NBK Tier Financing Ltd	3.625	N/A	2,902,500

2,275,000		PNC Financial Services Group, Inc	5.575	01/29/36	2,315,426

5,225,000	(h)	PNC Financial Services Group, Inc	3.400	N/A	4,970,643

3,275,000	(h),(i)	PNC Financial Services Group, Inc	6.200	N/A	3,320,513

2,100,000	(g),(h),(j)	Societe Generale S.A.	9.375	N/A	2,214,043

5,000,000	(h)	Truist Financial Corp	4.950	N/A	4,963,463

3,055,000	(h)	Truist Financial Corp	6.669	N/A	3,042,317

3,000,000	(g)	United Overseas Bank Ltd	2.000	10/14/31	2,878,535

2,000,000		US Bancorp	4.839	02/01/34	1,943,412

1,050,000		Wells Fargo & Co	3.550	09/29/25	1,045,689

5,825,000		Wells Fargo & Co	2.393	06/02/28	5,559,459

2,600,000		Wells Fargo & Co	6.303	10/23/29	2,734,014

4,000,000		Wells Fargo & Co	5.211	12/03/35	3,972,400

1,500,000	(h)	Wells Fargo & Co	5.875	N/A	1,497,091

4,125,000	(h),(i)	Wells Fargo & Co	7.625	N/A	4,406,461

7,000,000	(h)	Wells Fargo & Co	3.900	N/A	6,860,527

2,000,000	(g)	Yapi ve Kredi Bankasi AS.	7.250	03/03/30	1,970,000

		TOTAL BANKS			349,768,644

		CAPITAL GOODS - 1.8%

3,000,000	(g)	AerCap Global Aviation	6.500	06/15/45	2,998,805

5,300,000		Air Lease Corp	3.125	12/01/30	4,798,012

1,690,000	(g)	Airbus SE	3.150	04/10/27	1,651,387

1,395,000	(g)	Albion Financing 1 SARL	6.125	10/15/26	1,393,717

600,000	(g)	BAE Systems plc	1.900	02/15/31	510,412

705,000	(g)	Beacon Roofing Supply, Inc	6.500	08/01/30	741,626

10,500,000		Boeing Co	2.196	02/04/26	10,273,213

1,050,000		Boeing Co	3.250	02/01/28	1,006,898

1,375,000		Boeing Co	5.705	05/01/40	1,336,646

9,850,000		Boeing Co	5.805	05/01/50	9,377,017

1,160,000	(g)	Chart Industries, Inc	7.500	01/01/30	1,203,089

750,000		Embraer Netherlands Finance BV	5.980	02/11/35	763,200

400,000	(g)	Esab Corp	6.250	04/15/29	405,838

455,000	(g)	Goat Holdco LLC	6.750	02/01/32	445,327

3,075,000	(g)	H&E Equipment Services, Inc	3.875	12/15/28	3,065,070

665,000	(g)	Herc Holdings, Inc	6.625	06/15/29	667,137

4,100,000		Honeywell International, Inc	5.250	03/01/54	3,902,416

2,000,000	(g)	IHS Holding Ltd	7.875	05/29/30	1,986,035

1,000,000	(g),(i)	IHS Holding Ltd	8.250	11/29/31	993,304

4,900,000		L3Harris Technologies, Inc	5.400	07/31/33	4,962,177

595,000	(g)	Masterbrand, Inc	7.000	07/15/32	593,885

280,000	(g)	MITER BRAND	6.750	04/01/32	277,516

1,925,000		Northrop Grumman Corp	3.250	01/15/28	1,863,644

1,000,000	(g)	Quikrete Holdings, Inc	6.375	03/01/32	1,006,350

4,450,000		Raytheon Technologies Corp	4.125	11/16/28	4,387,248

1,080,000		Raytheon Technologies Corp	2.250	07/01/30	959,331

3,250,000		Raytheon Technologies Corp	6.000	03/15/31	3,451,712

3,900,000	(g),(i)	Sisecam UK plc	8.625	05/02/32	3,904,181

3,000,000	(g)	Sociedad Quimica y Minera de Chile S.A.	3.500	09/10/51	2,000,887

2,200,000	(g)	Standard Industries, Inc	5.000	02/15/27	2,165,565

1,750,000		Trane Technologies Luxembourg Finance S.A.	3.800	03/21/29	1,704,644

1,575,000	(g)	TransDigm, Inc	6.875	12/15/30	1,609,327

1,470,000	(g)	TransDigm, Inc	6.000	01/15/33	1,446,682

450,000		Tyco Electronics Group S.A.	3.700	02/15/26	447,398

725,000	(g)	WESCO Distribution, Inc	7.250	06/15/28	735,287

480,000	(g)	WESCO Distribution, Inc	6.375	03/15/33	482,423

1,595,000	(g)	Windsor Holdings III LLC	8.500	06/15/30	1,645,853

		TOTAL CAPITAL GOODS			81,163,259

		COMMERCIAL & PROFESSIONAL SERVICES - 0.3%

2,125,000	(g),(i)	ADT Corp	4.875	07/15/32	1,983,657

800,000	(g)	ASGN, Inc	4.625	05/15/28	763,431

222	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COMMERCIAL & PROFESSIONAL SERVICES - 0.3% (continued)

$1,000,000	(g)	Garda World Security Corp	4.625%	02/15/27	$973,348

1,035,000	(g)	GTCR W-2 MERGER SUB LLC	7.500	01/15/31	1,077,369

1,732,000	(g)	Prime Security Services Borrower LLC	5.750	04/15/26	1,729,465

1,200,000	(g)	Prime Security Services Borrower LLC	3.375	08/31/27	1,137,149

2,725,000	(g)	Prime Security Services Borrower LLC	6.250	01/15/28	2,727,139

1,330,000		Verisk Analytics, Inc	4.125	03/15/29	1,305,477

75,000		Verisk Analytics, Inc	3.625	05/15/50	53,823

2,575,000		Waste Management, Inc	4.950	03/15/35	2,562,104

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			14,312,962

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%

2,670,000	(g)	Asbury Automotive Group, Inc	4.625	11/15/29	2,502,075

755,000	(g)	Asbury Automotive Group, Inc	5.000	02/15/32	684,694

1,575,000		AutoNation, Inc	5.890	03/15/35	1,571,922

925,000	(g)	Bath & Body Works, Inc	6.625	10/01/30	937,899

3,225,000		Home Depot, Inc	4.950	06/25/34	3,235,832

635,000		Kohl’s Corp	4.625	05/01/31	443,168

800,000	(g)	LCM Investments Holdings II LLC	4.875	05/01/29	750,718

790,000	(g)	LCM Investments Holdings II LLC	8.250	08/01/31	819,930

2,175,000	(g)	Lithia Motors, Inc	4.625	12/15/27	2,106,719

3,300,000		Lowe’s Cos, Inc	4.250	04/01/52	2,581,253

2,500,000	(g)	Macy’s Retail Holdings LLC	6.125	03/15/32	2,284,493

1,900,000	(g)	Magic Mergeco, Inc	5.250	05/01/28	1,304,345

790,000		O’Reilly Automotive, Inc	3.550	03/15/26	782,935

1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,371,001

1,225,000		O’Reilly Automotive, Inc	4.200	04/01/30	1,195,232

2,200,000		O’Reilly Automotive, Inc	1.750	03/15/31	1,850,777

335,000		Veritiv Operating Co	10.500	11/30/30	354,706

460,000	(g)	Wand NewCo 3, Inc	7.625	01/30/32	470,740

335,000	(g)	Wayfair LLC	7.250	10/31/29	320,797

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			25,569,236

		CONSUMER DURABLES & APPAREL - 0.0%

1,000,000	(g)	CD&R Smokey Buyer, Inc	9.500	10/15/29	912,500

1,175,000	(i)	Newell Brands, Inc	6.375	09/15/27	1,179,351

		TOTAL CONSUMER DURABLES & APPAREL			2,091,851

		CONSUMER SERVICES - 0.6%

1,035,000	(g)	1011778 BC ULC	6.125	06/15/29	1,041,534

1,455,000	(g),(i)	Caesars Entertainment, Inc	6.000	10/15/32	1,358,780

2,000,000	(g)	CDI Escrow Issuer, Inc	5.750	04/01/30	1,956,261

3,285,000	(g)	Churchill Downs, Inc	6.750	05/01/31	3,310,879

1,960,000	(g),(i)	Flutter Treasury Designated Activity Co	6.375	04/29/29	1,996,997

150,000	(g)	Hilton Domestic Operating Co, Inc	5.750	05/01/28	149,975

2,990,000	(g)	Hilton Domestic Operating Co, Inc	5.875	04/01/29	2,999,559

2,200,000	(g)	Hilton Domestic Operating Co, Inc	3.625	02/15/32	1,928,282

400,000	(g)	International Game Technology plc	4.125	04/15/26	395,009

350,000	(g)	Light & Wonder International, Inc	7.500	09/01/31	358,532

425,000	(g),(i)	Marriott Ownership Resorts, Inc	4.500	06/15/29	389,863

200,000	(g),(i)	MGM China Holdings Ltd	7.125	06/26/31	204,113

1,475,000		MGM Resorts International	6.125	09/15/29	1,460,383

1,420,000	(g)	Motion Finco Sarl	8.375	02/15/32	1,380,376

158,000	(g)	NCL Corp Ltd	5.875	03/15/26	157,669

1,665,000		Sands China Ltd	2.300	03/08/27	1,577,353

1,200,000		Service Corp International	5.750	10/15/32	1,179,284

1,980,000	(g)	Six Flags Entertainment Corp	6.625	05/01/32	1,996,379

450,000	(g)	Wynn Macau Ltd	5.625	08/26/28	432,896

1,100,000	(g)	Wynn Resorts Finance LLC	6.250	03/15/33	1,071,329

		TOTAL CONSUMER SERVICES			25,345,453

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%

3,505,000	(g)	Albertsons Cos, Inc	6.500	02/15/28	3,554,122

500,000	(g)	Albertsons Cos, Inc	6.250	03/15/33	504,872

1,525,000		Kroger Co	5.000	09/15/34	1,490,327

2,200,000		Kroger Co	5.500	09/15/54	2,075,197

1,380,000	(g)	Performance Food Group, Inc	6.125	09/15/32	1,371,667

See Notes to Financial Statements	223

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4% (continued)

$675,000		SYSCO Corp	3.300%	07/15/26	$664,892

975,000		SYSCO Corp	5.400	03/23/35	981,812

2,250,000		SYSCO Corp	3.150	12/14/51	1,442,966

785,000	(g)	US Foods, Inc	6.875	09/15/28	804,092

5,125,000		Walmart, Inc	1.800	09/22/31	4,394,225

2,375,000		Walmart, Inc	2.500	09/22/41	1,666,199

1,150,000		Walmart, Inc	4.500	04/15/53	1,016,966

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			19,967,337

		ENERGY - 4.1%

2,000,000	(g)	Antero Midstream Partners LP	6.625	02/01/32	2,033,375

1,419,000	(g)	Archrock Partners LP	6.875	04/01/27	1,419,758

375,000	(g)	Archrock Partners LP	6.250	04/01/28	375,288

1,580,000	(g)	Archrock Partners LP	6.625	09/01/32	1,586,206

4,100,000		BP Capital Markets America, Inc	5.227	11/17/34	4,121,069

400,000	(g)	Buckeye Partners LP	6.750	02/01/30	405,162

1,650,000		Cheniere Energy Partners LP	4.000	03/01/31	1,547,411

2,750,000		Cheniere Energy Partners LP	3.250	01/31/32	2,420,113

3,075,000		Cheniere Energy Partners LP	5.750	08/15/34	3,118,532

2,000,000	(g)	Chord Energy Corp	6.750	03/15/33	1,989,515

1,440,000	(g)	Civitas Resources, Inc	8.375	07/01/28	1,486,061

640,000	(g)	Civitas Resources, Inc	8.625	11/01/30	660,270

1,750,000	(g)	Civitas Resources, Inc	8.750	07/01/31	1,797,153

76,198		Cloud Peak Energy, Inc, , (cash 12.000%, PIK 10.000%)	12.000	05/01/25	73,247

1,475,000	(g)	CNX Resources Corp	7.250	03/01/32	1,499,883

500,000	(g)	Coronado Finance Pty Ltd	9.250	10/01/29	462,927

1,500,000	(g)	Cosan Ltd	5.500	09/20/29	1,462,855

1,350,000		Diamondback Energy, Inc	5.550	04/01/35	1,355,300

1,790,000	(g)	DT Midstream, Inc	4.125	06/15/29	1,684,630

1,490,000	(g)	DT Midstream, Inc	4.375	06/15/31	1,370,514

2,300,000		Ecopetrol S.A.	6.875	04/29/30	2,286,215

2,275,000		Ecopetrol S.A.	4.625	11/02/31	1,895,237

300,000		Ecopetrol S.A.	8.875	01/13/33	309,629

2,000,000	(g)	Empresa Nacional del Petroleo	3.450	09/16/31	1,754,433

3,450,000		Enbridge, Inc	5.700	03/08/33	3,540,878

2,340,000		Enbridge, Inc	8.500	01/15/84	2,577,281

500,000	(g)	Energean Israel Finance Ltd	4.875	03/30/26	493,800

897,000	(g)	Energean Israel Finance Ltd	5.375	03/30/28	854,389

1,450,000	(g)	Energean Israel Finance Ltd	8.500	09/30/33	1,491,437

950,000		Energy Transfer LP	4.750	01/15/26	949,809

2,900,000		Energy Transfer LP	5.750	02/15/33	2,967,476

1,825,000		Energy Transfer LP	6.550	12/01/33	1,951,308

1,100,000		Energy Transfer LP	5.550	05/15/34	1,099,324

600,000		Energy Transfer LP	5.400	10/01/47	537,301

2,100,000		Energy Transfer LP	6.250	04/15/49	2,083,299

2,700,000		Energy Transfer LP	5.000	05/15/50	2,273,485

4,300,000		Energy Transfer LP	5.950	05/15/54	4,106,421

4,200,000	(h)	Energy Transfer LP	6.500	N/A	4,195,048

575,000		Energy Transfer Operating LP	5.500	06/01/27	583,747

525,000	(g)	EnLink Midstream LLC	5.625	01/15/28	533,840

1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	830,656

2,105,000		Enterprise Products Operating LLC	4.200	01/31/50	1,671,227

825,000		Enterprise Products Operating LLC	3.200	02/15/52	543,514

1,225,000		Enterprise Products Operating LLC	3.300	02/15/53	818,067

800,000	(g)	EQM Midstream Partners LP	6.500	07/01/27	821,316

1,849,000	(g)	EQM Midstream Partners LP	4.500	01/15/29	1,790,737

695,000	(g)	EQM Midstream Partners LP	6.375	04/01/29	711,068

850,000	(g)	EQT Corp	3.125	05/15/26	834,947

3,650,000		Expand Energy Corp	5.700	01/15/35	3,663,074

2,211,450	(g)	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	1,947,377

2,750,000	(g)	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	2,323,068

490,000		Genesis Energy LP	8.250	01/15/29	505,894

500,000		Genesis Energy LP	7.875	05/15/32	503,553

224	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 4.1% (continued)

$700,000	(g)	Gran Tierra Energy, Inc	9.500%	10/15/29	$619,205

450,000	(g)	Hilcorp Energy I LP	5.750	02/01/29	434,771

1,000,000	(g)	Hilcorp Energy I LP	6.000	04/15/30	950,971

450,000	(g)	Hilcorp Energy I LP	6.000	02/01/31	419,285

3,000,000	(g)	Hilcorp Energy I LP	8.375	11/01/33	3,074,325

775,000	(g)	Hunt Oil Co of Peru LLC Sucursal Del Peru	8.550	09/18/33	866,438

1,800,000	(g)	Indika Energy Tbk PT	8.750	05/07/29	1,773,831

1,500,000	(g)	KazMunayGas National Co JSC	5.375	04/24/30	1,482,390

2,000,000	(g)	KazMunayGas National Co JSC	3.500	04/14/33	1,691,350

2,000,000	(g)	Kinetik Holdings LP	6.625	12/15/28	2,031,806

1,070,000	(g)	Kodiak Gas Services LLC	7.250	02/15/29	1,090,707

1,050,000	(g)	Kosmos Energy Ltd	7.750	05/01/27	1,009,579

1,075,000	(g),(i)	Kosmos Energy Ltd	8.750	10/01/31	995,437

2,200,000		Marathon Petroleum Corp	3.800	04/01/28	2,149,193

4,150,000		Marathon Petroleum Corp	4.750	09/15/44	3,483,500

1,650,000		Marathon Petroleum Corp	5.000	09/15/54	1,353,701

400,000	(g)	Matador Resources Co	6.250	04/15/33	390,172

1,500,000	(g)	Medco Maple Tree Pte Ltd	8.960	04/27/29	1,547,474

485,000	(g)	Midwest Connector Capital Co LLC	4.625	04/01/29	481,239

2,625,000		MPLX LP	1.750	03/01/26	2,556,354

2,275,000		MPLX LP	2.650	08/15/30	2,025,677

800,000		Occidental Petroleum Corp	5.550	03/15/26	803,218

2,375,000		Occidental Petroleum Corp	3.500	08/15/29	2,209,515

2,000,000		Occidental Petroleum Corp	6.600	03/15/46	2,016,167

1,650,000		ONEOK, Inc	4.500	03/15/50	1,304,574

900,000		ONEOK, Inc	5.700	11/01/54	842,379

2,000,000	(g)	Parkland Corp	4.500	10/01/29	1,886,043

1,260,000	(g)	Parkland Corp	4.625	05/01/30	1,182,492

1,210,000	(g)	Permian Resources Operating LLC	7.000	01/15/32	1,237,342

2,500,000	(g)	Pertamina Persero PT	1.400	02/09/26	2,424,568

2,000,000	(g)	Pertamina Persero PT	2.300	02/09/31	1,705,195

1,700,000	(i)	Petrobras Global Finance BV	6.000	01/13/35	1,613,230

2,700,000		Petroleos Mexicanos	5.950	01/28/31	2,286,036

3,300,000		Petroleos Mexicanos	6.700	02/16/32	2,899,640

3,600,000	(d),(g)	Petronas Capital Ltd	5.340	04/03/35	3,624,351

2,700,000		Phillips 66	2.150	12/15/30	2,344,713

715,000		Phillips 66 Co	4.680	02/15/45	601,610

2,500,000	(g)	Promigas S.A. ESP	3.750	10/16/29	2,330,050

1,500,000	(g)	Raizen Fuels Finance S.A.	5.700	01/17/35	1,425,225

5,130,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	5,174,205

3,300,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	3,239,312

2,675,000	(g)	Saudi Arabian Oil Co	2.250	11/24/30	2,337,950

880,000	(g)	SM Energy Co	6.750	08/01/29	866,893

248,000		Suncor Energy, Inc	6.800	05/15/38	267,914

1,400,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,378,791

2,235,000	(g)	Sunoco LP	7.000	05/01/29	2,286,366

1,150,000		Sunoco LP	4.500	05/15/29	1,089,095

525,000		Targa Resources Partners LP	6.500	07/15/27	527,247

3,300,000		TotalEnergies Capital International S.A.	3.127	05/29/50	2,194,156

900,000		TotalEnergies Capital S.A.	5.488	04/05/54	870,782

1,200,000		TotalEnergies Capital S.A.	5.425	09/10/64	1,130,012

2,000,000		TransCanada Trust	5.500	09/15/79	1,928,904

555,000	(g)	TransMontaigne Partners LLC	8.500	06/15/30	559,085

888,000	(g)	Transocean, Inc	8.750	02/15/30	922,272

925,000	(g)	US LIQUIDSCO0	5.584	10/01/34	905,686

1,000,000	(g)	US LIQUIDSCO0	6.176	10/01/54	954,782

1,075,000		USA Compression Partners LP	6.875	09/01/27	1,075,818

1,415,000	(g)	USA Compression Partners LP	7.125	03/15/29	1,439,153

2,000,000	(g)	Venture Global Calcasieu Pass LLC	4.125	08/15/31	1,817,199

2,205,000	(g)	Venture Global LNG, Inc	8.125	06/01/28	2,253,138

3,000,000	(g)	Venture Global LNG, Inc	9.875	02/01/32	3,186,256

1,800,000		Williams Cos, Inc	2.600	03/15/31	1,581,642

See Notes to Financial Statements	225

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 4.1% (continued)

$3,075,000		Williams Cos, Inc	5.650%	03/15/33	$3,151,021

		TOTAL ENERGY			188,619,556

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%

2,050,000		Agree LP	2.000	06/15/28	1,887,400

1,000,000		American Homes 4 Rent LP	5.250	03/15/35	981,134

475,000		American Tower Corp	3.375	10/15/26	466,447

1,200,000		American Tower Corp	3.600	01/15/28	1,168,467

1,480,000		American Tower Corp	3.800	08/15/29	1,421,057

4,100,000		American Tower Corp	2.900	01/15/30	3,771,423

825,000		American Tower Corp	2.100	06/15/30	721,395

1,390,000		American Tower Corp	1.875	10/15/30	1,189,005

2,400,000		American Tower Corp	5.400	01/31/35	2,421,631

350,000		Brixmor Operating Partnership LP	2.250	04/01/28	324,990

2,375,000		Essential Properties LP	2.950	07/15/31	2,059,491

1,890,000		Essex Portfolio LP	3.000	01/15/30	1,739,641

2,475,000		Essex Portfolio LP	5.375	04/01/35	2,480,311

1,500,000		Healthcare Realty Holdings LP	3.875	05/01/25	1,498,342

1,225,000		Healthcare Realty Holdings LP	3.500	08/01/26	1,204,862

1,500,000		Healthcare Realty Holdings LP	3.625	01/15/28	1,449,291

3,055,000		Healthcare Realty Holdings LP	3.100	02/15/30	2,803,193

525,000		Healthcare Realty Holdings LP	2.400	03/15/30	461,819

550,000		Healthcare Realty Holdings LP	2.050	03/15/31	459,959

375,000		Highwoods Realty LP	3.875	03/01/27	367,717

725,000		Highwoods Realty LP	4.125	03/15/28	702,833

700,000		Highwoods Realty LP	4.200	04/15/29	670,662

3,369,000		Highwoods Realty LP	2.600	02/01/31	2,857,846

3,845,000	(g)	Iron Mountain, Inc	7.000	02/15/29	3,932,374

1,675,000		Kite Realty Group LP	4.950	12/15/31	1,647,055

3,375,000		MPT Operating Partnership LP	3.500	03/15/31	2,249,734

345,000	(g)	MPT Operating Partnership LP	8.500	02/15/32	351,449

625,000		ProLogis LP	2.875	11/15/29	580,953

875,000		Regency Centers LP	3.900	11/01/25	869,161

425,000		Regency Centers LP	3.600	02/01/27	418,142

1,025,000		Regency Centers LP	2.950	09/15/29	955,090

718,000	(g)	Uniti Group LP	10.500	02/15/28	762,726

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			44,875,600

		FINANCIAL SERVICES - 3.9%

2,150,000		AerCap Ireland Capital DAC	1.750	01/30/26	2,099,370

8,375,000		AerCap Ireland Capital DAC	3.000	10/29/28	7,870,074

750,000		AerCap Ireland Capital DAC	3.850	10/29/41	593,260

1,000,000	(b),(g)	Alamo Re Ltd, (1-Month U.S. Treasury Bill + 7.522%)	11.814	06/07/25	1,010,000

4,086,000	(h)	Bank of New York Mellon Corp	4.700	N/A	4,061,256

4,690,000	(g)	Block, Inc	6.500	05/15/32	4,737,280

75,000		Capital One Financial Corp	3.750	03/09/27	73,785

3,940,000	(h),(i)	Capital One Financial Corp	3.950	N/A	3,768,734

6,675,000	(h)	Charles Schwab Corp	5.375	N/A	6,651,327

3,250,000	(g)	Citadel Finance LLC	5.900	02/10/30	3,237,568

500,000	(b),(g)	Citrus Re Ltd, (3-Month US Treasury Bill + 5.060%)	5.100	06/07/25	502,750

600,000	(g)	Compass Group Diversified Holdings LLC	5.250	04/15/29	566,017

1,210,000		Corebridge Financial, Inc	6.050	09/15/33	1,262,506

1,575,000		Corebridge Financial, Inc	5.750	01/15/34	1,616,343

3,400,000	(h),(j)	Deutsche Bank AG.	6.000	N/A	3,361,875

800,000		Discover Bank	4.250	03/13/26	796,237

1,625,000		Discover Bank	3.450	07/27/26	1,597,675

1,375,000		Discover Bank	2.700	02/06/30	1,230,879

6,400,000	(h),(i)	Discover Financial Services	6.125	N/A	6,387,435

4,550,000	(h)	Equitable Holdings, Inc	4.950	N/A	4,532,401

1,705,000	(g)	FirstCash, Inc	6.875	03/01/32	1,726,232

2,135,000		Fiserv, Inc	3.500	07/01/29	2,030,391

2,350,000		Fiserv, Inc	5.450	03/15/34	2,382,273

5,000,000		Fiserv, Inc	5.150	08/12/34	4,959,230

1,000,000		Goldman Sachs Group, Inc	3.500	04/01/25	1,000,000

226	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 3.9% (continued)

$8,200,000		Goldman Sachs Group, Inc	4.482%	08/23/28	$8,180,097

2,950,000		Goldman Sachs Group, Inc	5.851	04/25/35	3,048,798

1,050,000		Goldman Sachs Group, Inc	4.411	04/23/39	934,236

1,625,000		Goldman Sachs Group, Inc	3.210	04/22/42	1,198,275

1,450,000		Goldman Sachs Group, Inc	3.436	02/24/43	1,097,369

4,200,000	(h)	Goldman Sachs Group, Inc	6.850	N/A	4,252,487

3,000,000	(h),(i)	Goldman Sachs Group, Inc	7.379	N/A	3,014,175

4,925,000	(h)	Goldman Sachs Group, Inc	7.500	N/A	5,164,875

800,000	(g)	HAT Holdings I LLC	8.000	06/15/27	828,184

1,250,000	(b),(g)	Hestia Re Ltd, (1-Month U.S. Treasury Bill + 10.080%)	14.372	04/22/25	1,168,750

925,000		Icahn Enterprises LP	5.250	05/15/27	879,408

3,850,000		Icahn Enterprises LP	4.375	02/01/29	3,207,600

3,000,000	(g)	Indian Railway Finance Corp Ltd	2.800	02/10/31	2,660,537

2,500,000	(g)	Jane Street Group	6.125	11/01/32	2,459,956

1,105,160	(g)	Minejesa Capital BV	4.625	08/10/30	1,075,513

1,000,000	(g)	Minejesa Capital BV	5.625	08/10/37	940,559

2,650,000		Morgan Stanley	2.188	04/28/26	2,644,759

6,625,000		Morgan Stanley	3.125	07/27/26	6,510,479

1,480,000		Morgan Stanley	3.950	04/23/27	1,463,940

550,000		Morgan Stanley	5.449	07/20/29	562,530

2,400,000		Morgan Stanley	6.407	11/01/29	2,533,154

4,000,000		Morgan Stanley	5.250	04/21/34	4,001,975

3,200,000		Morgan Stanley	5.424	07/21/34	3,237,284

2,000,000		Morgan Stanley	5.831	04/19/35	2,072,532

3,125,000		Morgan Stanley	5.320	07/19/35	3,125,324

5,275,000		Morgan Stanley	5.587	01/18/36	5,387,185

2,225,000	(g)	Muthoot Finance Ltd	6.375	04/23/29	2,189,556

2,000,000		Navient Corp	5.500	03/15/29	1,892,622

1,345,000		OneMain Finance Corp	3.500	01/15/27	1,289,092

2,000,000		OneMain Finance Corp	7.125	11/15/31	2,011,888

350,000	(g)	PennyMac Financial Services, Inc	7.875	12/15/29	364,105

2,375,000	(g)	Power Finance Corp Ltd	3.950	04/23/30	2,256,877

2,000,000	(g)	Rocket Mortgage LLC	4.000	10/15/33	1,715,596

1,830,000		S&P Global, Inc	4.250	05/01/29	1,816,651

2,400,000	(b),(g)	Sanders RE II Ltd, (3-Month US Treasury Bill + 3.250%)	3.250	04/07/25	2,388,000

1,350,000	(i)	Springleaf Finance Corp	5.375	11/15/29	1,284,322

815,000	(g)	Starwood Property Trust, Inc	6.500	07/01/30	815,414

3,750,000	(h)	State Street Corp	6.700	N/A	3,844,751

475,000	(g)	UBS Group AG.	2.193	06/05/26	472,769

5,900,000	(g)	UBS Group AG.	1.305	02/02/27	5,737,132

2,050,000	(g)	UBS Group AG.	6.442	08/11/28	2,126,536

2,100,000	(g)	UBS Group AG.	3.179	02/11/43	1,531,420

2,100,000	(g),(h),(j)	UBS Group AG.	9.250	N/A	2,396,524

800,000	(g)	UWM Holdings LLC	6.625	02/01/30	793,466

2,000,000	(g),(i)	VistaJet Malta Finance plc	6.375	02/01/30	1,752,063

665,000	(g)	Walker & Dunlop, Inc	6.625	04/01/33	663,337

800,000	(g)	WEX, Inc	6.500	03/15/33	791,229

		TOTAL FINANCIAL SERVICES			177,838,229

		FOOD, BEVERAGE & TOBACCO - 0.9%

2,575,000		Anheuser-Busch Cos LLC	4.700	02/01/36	2,483,132

4,240,000		Anheuser-Busch Cos LLC	4.900	02/01/46	3,909,640

5,580,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	5,635,961

5,000,000		Anheuser-Busch InBev Worldwide, Inc	5.000	06/15/34	5,031,916

2,700,000	(g)	Cia Cervecerias Unidas S.A.	3.350	01/19/32	2,364,160

1,350,000	(g)	Gruma SAB de C.V.	5.390	12/09/34	1,346,625

2,500,000	(g)	MARB BondCo plc	3.950	01/29/31	2,155,388

2,450,000	(g)	Mars, Inc	5.200	03/01/35	2,462,267

2,200,000	(g)	Mars, Inc	5.650	05/01/45	2,204,788

1,750,000	(g)	Mars, Inc	5.700	05/01/55	1,748,521

4,000,000		Philip Morris International, Inc	5.250	02/13/34	4,037,532

680,000	(g)	Post Holdings, Inc	6.250	02/15/32	683,991

2,000,000	(g)	Post Holdings, Inc	6.375	03/01/33	1,966,631

See Notes to Financial Statements	227

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOOD, BEVERAGE & TOBACCO - 0.9% (continued)

$1,500,000	(g)	Primo Water Holdings, Inc	4.375%	04/30/29	$1,435,470

1,800,000	(g)	Ulker Biskuvi Sanayi AS.	7.875	07/08/31	1,811,056

1,305,000	(g)	Viking Baked Goods Acquisition Corp	8.625	11/01/31	1,209,314

		TOTAL FOOD, BEVERAGE & TOBACCO			40,486,392

		HEALTH CARE EQUIPMENT & SERVICES - 1.6%

150,000		Aetna, Inc	6.625	06/15/36	159,956

1,200,000		Boston Scientific Corp	2.650	06/01/30	1,093,431

1,600,000		Cardinal Health, Inc	5.750	11/15/54	1,567,328

1,640,000		Centene Corp	2.450	07/15/28	1,496,480

6,410,000		Centene Corp	3.000	10/15/30	5,606,371

1,250,000	(g)	CHS	5.250	05/15/30	1,031,306

430,000	(g)	Concentra Escrow Issuer Corp	6.875	07/15/32	437,528

5,175,000		CVS Health Corp	4.780	03/25/38	4,643,269

7,375,000		CVS Health Corp	5.050	03/25/48	6,293,415

2,000,000	(g)	DaVita, Inc	4.625	06/01/30	1,841,143

2,000,000	(g)	DaVita, Inc	6.875	09/01/32	2,011,220

4,200,000		Elevance Health, Inc	2.250	05/15/30	3,740,981

1,575,000		Elevance Health, Inc	5.125	02/15/53	1,412,922

4,630,000		Encompass Health Corp	4.500	02/01/28	4,495,498

9,000,000		HCA, Inc	3.500	09/01/30	8,346,259

2,075,000		HCA, Inc	3.625	03/15/32	1,875,860

9,600,000		HCA, Inc	5.750	03/01/35	9,686,407

3,500,000	(g)	Hologic, Inc	3.250	02/15/29	3,228,623

800,000	(g)	Molina Healthcare, Inc	6.250	01/15/33	787,351

375,000		Tenet Healthcare Corp	4.625	06/15/28	361,938

3,400,000		Tenet Healthcare Corp	6.125	10/01/28	3,384,444

5,600,000		Tenet Healthcare Corp	4.375	01/15/30	5,249,592

3,625,000		UnitedHealth Group, Inc	2.300	05/15/31	3,172,267

950,000		UnitedHealth Group, Inc	5.150	07/15/34	956,429

1,085,000		UnitedHealth Group, Inc	3.750	10/15/47	819,149

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			73,699,167

		HOUSEHOLD & PERSONAL PRODUCTS - 0.2%

1,875,000		Church & Dwight Co, Inc	2.300	12/15/31	1,610,598

1,170,000	(g),(i)	Coty, Inc	6.625	07/15/30	1,197,827

4,925,000		Haleon US Capital LLC	3.625	03/24/32	4,534,593

3,850,000		Unilever Capital Corp	4.625	08/12/34	3,786,256

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			11,129,274

		INSURANCE - 1.5%

2,550,000	(g)	Acrisure LLC	4.250	02/15/29	2,385,947

53,000		Aflac, Inc	6.450	08/15/40	57,770

825,000	(g)	Alliant Holdings Intermediate LLC	4.250	10/15/27	796,208

4,360,000	(g)	Alliant Holdings Intermediate LLC	6.750	04/15/28	4,377,049

2,000,000	(g)	Alliant Holdings Intermediate LLC	6.500	10/01/31	1,963,368

1,250,000		Aon Corp	2.800	05/15/30	1,139,907

1,450,000		Aon Corp	5.350	02/28/33	1,474,440

1,045,000	(g)	Ardonagh Finco Ltd	7.750	02/15/31	1,064,494

900,000		Arthur J Gallagher & Co	5.750	03/02/53	880,337

500,000		Berkshire Hathaway Finance Corp	2.875	03/15/32	452,213

3,895,000		Berkshire Hathaway Finance Corp	2.850	10/15/50	2,498,962

400,000		Berkshire Hathaway Finance Corp	3.850	03/15/52	307,910

1,690,000	(g)	Five Corners Funding Trust II	2.850	05/15/30	1,538,419

7,425,000		Hartford Financial Services Group, Inc	2.800	08/19/29	6,859,778

250,000		Hartford Financial Services Group, Inc	4.300	04/15/43	213,747

850,000		Hartford Financial Services Group, Inc	2.900	09/15/51	536,908

2,755,000	(g)	HUB International Ltd	7.250	06/15/30	2,837,667

1,521,000	(g)	Liberty Mutual Group, Inc	4.569	02/01/29	1,508,974

1,750,000	(g)	Liberty Mutual Group, Inc	3.951	10/15/50	1,282,235

260,000		MetLife, Inc	3.600	11/13/25	258,597

625,000		MetLife, Inc	5.000	07/15/52	567,538

3,250,000	(g)	Panther Escrow Issuer LLC	7.125	06/01/31	3,311,527

2,000,000	(g)	Principal Financial Group, Inc	4.111	02/15/28	1,965,478

500,000		Principal Financial Group, Inc	2.125	06/15/30	438,029

228	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INSURANCE - 1.5% (continued)

$2,200,000		Prudential Financial, Inc	5.200%	03/14/35	$2,202,104

500,000		Prudential Financial, Inc	3.905	12/07/47	385,345

4,000,000		Prudential Financial, Inc	5.125	03/01/52	3,807,427

2,350,000		Prudential Financial, Inc	6.500	03/15/54	2,393,325

3,825,000		Reinsurance Group of America, Inc	5.750	09/15/34	3,890,688

2,350,000		RenaissanceRe Holdings Ltd	5.800	04/01/35	2,406,801

500,000	(b),(g)	Residential Reinsurance 2021 Ltd, (3-Month US Treasury Bill + 2.710%)	7.002	06/06/25	500,950

500,000	(b),(g)	Residential Reinsurance 2021 Ltd, (3-Month US Treasury Bill + 3.880%)	8.172	06/06/25	500,350

985,000	(g)	Ryan Specialty LLC	5.875	08/01/32	972,868

900,000	(g)	Swiss Re Finance Luxembourg S.A.	5.000	04/02/49	890,370

1,725,000		Verisk Analytics, Inc	5.250	06/05/34	1,739,239

1,500,000	(b),(g)	Vitality Re XIV Ltd, (3-Month US Treasury Bill + 3.500%)	7.792	01/05/27	1,541,100

1,850,000	(b),(g)	Vitality Re XV Ltd, (3-Month US Treasury Bill + 2.500%)	6.792	01/07/28	1,886,260

8,500,000	(b),(g)	Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%)	6.049	01/08/29	8,499,150

		TOTAL INSURANCE			70,333,479

		MATERIALS - 1.6%

270,000		Amcor Flexibles North America, Inc	3.100	09/15/26	263,835

1,200,000		Amcor Flexibles North America, Inc	2.630	06/19/30	1,077,452

3,700,000	(i)	Amcor Flexibles North America, Inc	2.690	05/25/31	3,255,651

2,300,000		AngloGold Ashanti Holdings plc	3.375	11/01/28	2,170,365

1,500,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	1,384,356

1,400,000	(g)	Antofagasta plc	6.250	05/02/34	1,446,766

1,445,000	(g)	Arsenal AIC Parent LLC	8.000	10/01/30	1,473,339

400,000	(g)	Avient Corp	6.250	11/01/31	396,236

3,570,000		Ball Corp	6.875	03/15/28	3,650,564

2,425,000		Ball Corp	2.875	08/15/30	2,113,673

5,375,000		Berry Global, Inc	1.570	01/15/26	5,239,085

3,125,000		Berry Global, Inc	1.650	01/15/27	2,964,556

1,500,000	(g)	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	1,432,375

875,000	(g),(h)	Cemex SAB de C.V.	9.125	N/A	888,337

2,000,000	(g)	Cia de Minas Buenaventura SAA	6.800	02/04/32	2,026,000

1,500,000		Commercial Metals Co	4.125	01/15/30	1,402,027

2,000,000	(g),(i)	Corp Nacional del Cobre de Chile	3.150	01/14/30	1,825,413

2,200,000	(g)	Corp Nacional del Cobre de Chile	6.330	01/13/35	2,261,886

1,050,000	(g)	Corp Nacional del Cobre de Chile	6.440	01/26/36	1,090,785

5,805,000		DowDuPont, Inc	4.493	11/15/25	5,795,852

1,785,000	(g)	Freeport Indonesia PT	5.315	04/14/32	1,751,445

2,500,000	(g)	Klabin Austria GmbH	5.750	04/03/29	2,500,140

2,000,000	(g)	Kraton Corp	5.000	07/15/27	2,020,811

725,000	(g)	LD Celulose International GmbH	7.950	01/26/32	747,529

1,500,000	(g)	Limak Cimento Sanayi ve Ticaret AS.	9.750	07/25/29	1,486,312

2,000,000	(g)	Mineral Resources Ltd	8.000	11/01/27	1,975,941

1,325,000	(g)	Mineral Resources Ltd	9.250	10/01/28	1,324,858

2,500,000		Nutrien Ltd	2.950	05/13/30	2,286,570

1,100,000	(g)	OCP S.A.	3.750	06/23/31	974,886

1,075,000	(g)	OCP S.A.	6.750	05/02/34	1,103,769

855,000	(g)	Olin Corp	6.625	04/01/33	830,728

1,500,000	(i)	Sasol Financing USA LLC	4.375	09/18/26	1,448,577

670,000	(g)	Sealed Air Corp	6.125	02/01/28	670,965

600,000	(g)	Sealed Air Corp	7.250	02/15/31	621,091

1,280,000	(g),(i)	Sealed Air Corp	6.500	07/15/32	1,295,557

1,500,000		Suzano Austria GmbH	3.125	01/15/32	1,277,476

3,911,000	(g)	Tronox, Inc	4.625	03/15/29	3,344,805

2,100,000	(g)	UltraTech Cement Ltd	2.800	02/16/31	1,853,513

1,841,000	(h)	UPL Corp Ltd	5.250	N/A	1,794,835

		TOTAL MATERIALS			71,468,361

		MEDIA & ENTERTAINMENT - 1.6%

6,000,000	(g)	CCO Holdings LLC	5.125	05/01/27	5,909,632

1,800,000	(g)	CCO Holdings LLC	4.500	08/15/30	1,638,553

2,200,000		Charter Communications Operating LLC	4.400	04/01/33	1,988,996

4,550,000		Charter Communications Operating LLC	6.550	06/01/34	4,680,464

3,000,000		Charter Communications Operating LLC	3.500	03/01/42	2,052,204

See Notes to Financial Statements	229

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MEDIA & ENTERTAINMENT - 1.6% (continued)

$3,500,000		Charter Communications Operating LLC	4.800%	03/01/50	$2,638,768

5,000,000		Comcast Corp	4.150	10/15/28	4,945,474

1,000,000		Comcast Corp	3.900	03/01/38	858,230

6,185,000		Comcast Corp	2.887	11/01/51	3,772,058

5,000,000	(g)	CSC Holdings LLC	5.500	04/15/27	4,629,088

980,000	(g)	CSC Holdings LLC	11.250	05/15/28	947,425

985,000	(g)	DIRECTV Holdings LLC	5.875	08/15/27	954,510

2,000,000	(g)	DISH Network Corp	11.750	11/15/27	2,106,153

2,000,000	(g)	Gray Television, Inc	10.500	07/15/29	2,083,700

1,275,000		Lamar Media Corp	3.750	02/15/28	1,213,224

3,000,000		Lamar Media Corp	4.875	01/15/29	2,917,056

1,000,000		Lamar Media Corp	4.000	02/15/30	926,162

825,000		Lamar Media Corp	3.625	01/15/31	737,356

1,275,000	(g)	LCPR Senior Secured Financing DAC	5.125	07/15/29	934,698

2,550,000	(g)	Live Nation Entertainment, Inc	6.500	05/15/27	2,575,448

1,145,000	(g)	McGraw-Hill Education, Inc	7.375	09/01/31	1,151,322

2,000,000		Paramount Global	4.200	05/19/32	1,793,551

3,500,000		Paramount Global	6.375	03/30/62	3,414,849

590,000	(g)	Sirius XM Radio, Inc	3.125	09/01/26	571,600

2,725,000	(g)	Sirius XM Radio, Inc	4.000	07/15/28	2,542,435

1,575,000	(g)	Sirius XM Radio, Inc	4.125	07/01/30	1,398,981

500,000	(g),(i)	Sirius XM Radio, Inc	3.875	09/01/31	428,538

3,000,000	(g)	Sunrise FinCo I BV	4.875	07/15/31	2,728,095

1,230,000		Time Warner Cable LLC	5.875	11/15/40	1,127,741

475,000		Time Warner Cable LLC	4.500	09/15/42	361,833

1,275,000	(g)	Univision Communications, Inc	4.500	05/01/29	1,126,499

2,000,000	(g)	VZ Secured Financing BV	5.000	01/15/32	1,737,848

5,000,000		Warnermedia Holdings, Inc	3.755	03/15/27	4,876,788

3,100,000		Warnermedia Holdings, Inc	5.141	03/15/52	2,259,890

1,413,000	(g)	Ziff Davis, Inc	4.625	10/15/30	1,280,032

		TOTAL MEDIA & ENTERTAINMENT			75,309,201

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%

3,325,000		AbbVie, Inc	4.050	11/21/39	2,915,859

10,350,000		Amgen, Inc	5.650	03/02/53	10,152,608

1,500,000	(g)	Avantor Funding, Inc	4.625	07/15/28	1,445,686

2,040,000	(g)	Avantor Funding, Inc	3.875	11/01/29	1,883,376

4,750,000		Gilead Sciences, Inc	5.250	10/15/33	4,861,366

450,000		Gilead Sciences, Inc	4.000	09/01/36	405,553

600,000		Gilead Sciences, Inc	2.600	10/01/40	428,125

3,350,000		Gilead Sciences, Inc	5.500	11/15/54	3,315,119

2,000,000	(g)	Organon Finance LLC	4.125	04/30/28	1,869,108

3,150,000	(g),(i)	Organon Finance LLC	5.125	04/30/31	2,746,500

10,750,000		Pfizer Investment Enterprises Pte Ltd	5.300	05/19/53	10,206,838

3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,909,308

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			43,139,446

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%

1,850,000	(g)	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	1,854,699

1,400,000		Kennedy-Wilson, Inc	4.750	03/01/29	1,281,837

1,475,000	(i)	Kennedy-Wilson, Inc	5.000	03/01/31	1,297,971

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			4,434,507

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%

3,000,000	(g)	Broadcom, Inc	3.469	04/15/34	2,640,764

2,350,000		Broadcom, Inc	4.800	10/15/34	2,294,024

8,558,000	(g)	Broadcom, Inc	4.926	05/15/37	8,228,370

1,035,000		Intel Corp	3.734	12/08/47	721,461

3,595,000		NVIDIA Corp	2.000	06/15/31	3,134,934

1,425,000		NXP BV	3.875	06/18/26	1,412,382

1,175,000		NXP BV	4.400	06/01/27	1,171,843

725,000		NXP BV	3.400	05/01/30	675,010

230	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5% (continued)

$1,575,000		NXP BV	3.125%	02/15/42	$1,118,094

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			21,396,882

		SOFTWARE & SERVICES - 0.9%

1,600,000		Accenture Capital, Inc	4.500	10/04/34	1,546,021

2,975,000		Adobe, Inc	2.300	02/01/30	2,700,642

3,000,000	(g)	Ahead DB Holdings LLC	6.625	05/01/28	2,927,889

5,100,000		AppLovin Corp	5.500	12/01/34	5,098,861

265,000	(g)	CA Magnum Holdings	5.375	10/31/26	260,085

2,270,000	(g)	Gen Digital, Inc	6.750	09/30/27	2,297,894

170,000	(g)	Gen Digital, Inc	6.250	04/01/33	169,227

3,000,000		Microsoft Corp	2.400	08/08/26	2,933,846

1,100,000		Microsoft Corp	1.350	09/15/30	950,449

1,149,000		Microsoft Corp	2.525	06/01/50	719,766

565,000	(g)	Open Text Corp	6.900	12/01/27	584,776

2,830,000	(g)	Open Text Corp	3.875	12/01/29	2,574,339

550,000	(g)	Open Text Holdings, Inc	4.125	02/15/30	501,574

4,300,000		Oracle Corp	4.900	02/06/33	4,228,063

5,500,000		Oracle Corp	6.000	08/03/55	5,492,998

1,300,000		Roper Technologies, Inc	1.400	09/15/27	1,206,768

4,100,000		Roper Technologies, Inc	2.000	06/30/30	3,581,136

3,525,000		Salesforce, Inc	2.700	07/15/41	2,515,194

		TOTAL SOFTWARE & SERVICES			40,289,528

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%

1,470,000		Amphenol Corp	2.800	02/15/30	1,357,413

1,000,000		Apple, Inc	3.850	05/04/43	838,724

640,000		Apple, Inc	4.650	02/23/46	590,157

875,000		Flex Ltd	4.875	06/15/29	870,165

4,700,000		Hewlett Packard Enterprise Co	5.000	10/15/34	4,578,956

4,125,000	(g)	Imola Merger Corp	4.750	05/15/29	3,917,295

1,500,000	(g)	Lenovo Group Ltd	3.421	11/02/30	1,380,502

975,000	(g)	Sensata Technologies BV	4.000	04/15/29	896,127

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			14,429,339

		TELECOMMUNICATION SERVICES - 2.6%

6,563,000		AT&T, Inc	2.550	12/01/33	5,380,706

2,085,000		AT&T, Inc	4.500	05/15/35	1,959,772

23,520,000		AT&T, Inc	3.550	09/15/55	15,939,622

4,917,000		AT&T, Inc	3.800	12/01/57	3,451,829

3,855,000		Bell Telephone Co of Canada or Bell Canada	7.000	09/15/55	3,851,866

1,500,000	(g)	Bharti Airtel Ltd	3.250	06/03/31	1,361,092

1,665,000	(g)	C&W Senior Finance Ltd	9.000	01/15/33	1,638,246

1,225,000	(g)	CT Trust	5.125	02/03/32	1,120,140

2,575,000	(g)	Empresa Nacional de Telecomunicaciones S.A.	3.050	09/14/32	2,161,650

2,000,000	(g)	Frontier Communications Holdings LLC	5.875	10/15/27	1,997,747

893,000	(g)	Iliad Holding SASU	7.000	10/15/28	903,835

865,000	(g)	Iliad Holding SASU	8.500	04/15/31	907,179

735,000	(g)	Iliad Holding SASU	7.000	04/15/32	735,972

5,000,000	(g)	Level 3 Financing, Inc	10.500	05/15/30	5,357,468

1,500,000	(g)	Liberty Costa Rica Senior Secured Finance	10.875	01/15/31	1,603,500

1,025,000	(g)	Millicom International Cellular S.A.	7.375	04/02/32	1,036,531

220,000	(g)	Sable International Finance Ltd	7.125	10/15/32	210,902

1,650,000	(g)	Sitios Latinoamerica SAB de C.V.	6.000	11/25/29	1,663,316

2,075,000	(g)	Sitios Latinoamerica SAB de C.V.	5.375	04/04/32	1,990,725

3,000,000	(g),(i)	Telefonica Moviles Chile S.A.	3.537	11/18/31	2,220,881

3,425,000		T-Mobile US, Inc	5.875	11/15/55	3,448,014

800,000		T-Mobile USA, Inc	2.250	02/15/26	783,651

10,850,000		T-Mobile USA, Inc	2.625	02/15/29	10,042,731

8,650,000		T-Mobile USA, Inc	3.875	04/15/30	8,292,253

3,750,000		T-Mobile USA, Inc	5.050	07/15/33	3,724,762

750,000		T-Mobile USA, Inc	3.000	02/15/41	544,130

3,000,000		T-Mobile USA, Inc	3.300	02/15/51	2,002,609

1,990,000	(g)	Turkcell Iletisim Hizmetleri AS.	7.650	01/24/32	2,010,756

1,700,000		Verizon Communications, Inc	1.750	01/20/31	1,437,531

See Notes to Financial Statements	231

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TELECOMMUNICATION SERVICES - 2.6% (continued)

$9,800,000		Verizon Communications, Inc	2.550%	03/21/31	$8,635,157

8,158,000		Verizon Communications, Inc	2.355	03/15/32	6,903,236

4,000,000	(g)	Verizon Communications, Inc	4.780	02/15/35	3,882,959

2,835,000	(g)	Vmed O2 UK Financing I plc	4.750	07/15/31	2,462,086

2,620,000		Vodafone Group plc	4.250	09/17/50	2,017,575

6,000,000		Vodafone Group plc	5.125	06/04/81	4,545,674

760,000	(g)	Windstream Escrow LLC	8.250	10/01/31	773,761

		TOTAL TELECOMMUNICATION SERVICES			116,999,864

		TRANSPORTATION - 0.8%

3,600,000	(g)	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	2,890,229

1,400,000	(g)	Aeropuerto Internacional de Tocumen S.A.	4.000	08/11/41	1,045,660

2,000,000	(g)	Aeropuertos Dominicanos Siglo XXI S.A.	7.000	06/30/34	2,007,780

640,000	(g)	Air Transport Services Group, Inc	7.250	03/15/32	652,346

5,000,000	(g)	Brightline East LLC	11.000	01/31/30	4,404,275

5,500,000		Canadian Pacific Railway Co	2.050	03/05/30	4,866,005

2,750,000	(g)	Cargo Aircraft Management, Inc	4.750	02/01/28	2,749,425

2,300,000	(g)	ENA Master Trust	4.000	05/19/48	1,703,150

1,110,000	(g)	Genesee & Wyoming, Inc	6.250	04/15/32	1,109,128

2,100,000	(g)	Grupo Aeromexico SAB de C.V.	8.250	11/15/29	2,024,610

975,000	(g)	Kingston Airport Revenue Finance Ltd	6.750	12/15/36	982,605

625,572	(g)	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	585,751

2,260,000	(g)	Misc Capital Two Labuan Ltd	3.750	04/06/27	2,220,294

3,200,000	(g),(i)	Rumo Luxembourg Sarl	4.200	01/18/32	2,817,810

3,000,000	(g)	Transnet SOC Ltd	8.250	02/06/28	3,052,206

3,940,000	(g)	XPO, Inc	6.250	06/01/28	3,983,624

		TOTAL TRANSPORTATION			37,094,898

		UTILITIES - 3.3%

2,030,000	(g)	Adani Electricity Mumbai Ltd	3.867	07/22/31	1,644,300

350,000		AEP Transmission Co LLC	4.000	12/01/46	278,462

700,000		Alabama Power Co	4.150	08/15/44	580,179

2,964,139	(g)	Alfa Desarrollo S.p.A	4.550	09/27/51	2,274,447

1,350,000		Ameren Corp	1.750	03/15/28	1,244,087

3,000,000		Ameren Illinois Co	4.950	06/01/33	2,984,588

525,000		American Water Capital Corp	3.000	12/01/26	512,608

1,927,000		American Water Capital Corp	2.800	05/01/30	1,762,838

5,000,000		American Water Capital Corp	2.300	06/01/31	4,326,370

500,000		American Water Capital Corp	4.000	12/01/46	391,322

900,000		American Water Capital Corp	3.750	09/01/47	680,786

3,100,000		Atmos Energy Corp	1.500	01/15/31	2,601,841

250,000		Atmos Energy Corp	4.125	10/15/44	207,230

3,450,000	(i)	Atmos Energy Corp	5.000	12/15/54	3,119,270

1,325,000		Baltimore Gas and Electric Co	3.750	08/15/47	1,002,521

1,250,000	(g)	Banque Ouest Africaine de Developpement	8.200	02/13/55	1,264,075

7,100,000		Berkshire Hathaway Energy Co	1.650	05/15/31	5,932,731

850,000	(g)	California Buyer Ltd	6.375	02/15/32	824,208

725,000		CenterPoint Energy Houston Electric LLC	3.000	03/01/32	643,306

2,000,000	(g)	Cikarang Listrindo Tbk PT	5.650	03/12/35	1,975,533

525,000	(g)	Clearway Energy Operating LLC	4.750	03/15/28	508,895

1,000,000		CMS Energy Corp	3.600	11/15/25	992,297

3,000,000		CMS Energy Corp	6.500	06/01/55	2,923,438

1,275,000	(g)	Comision Federal de Electricidad	5.700	01/24/30	1,247,715

1,650,000		Commonwealth Edison Co	2.750	09/01/51	1,000,219

4,350,000		Consolidated Edison Co of New York, Inc	5.500	03/15/55	4,223,577

740,000		Consumers Energy Co	2.650	08/15/52	449,110

1,750,000		Consumers Energy Co	4.200	09/01/52	1,422,056

1,465,875	(g)	Continuum Green Energy India Pvt	7.500	06/26/33	1,512,441

725,000	(g)	ContourGlobal Power Holdings S.A.	6.750	02/28/30	728,190

3,025,000		Dominion Energy, Inc	7.000	06/01/54	3,179,441

1,325,000		Dominion Energy, Inc	6.625	05/15/55	1,315,692

750,000		DTE Electric Co	3.650	03/01/52	553,688

1,875,000		DTE Electric Co	5.400	04/01/53	1,836,224

5,000,000		Duke Energy Florida LLC	3.400	10/01/46	3,579,204

232	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 3.3% (continued)

$1,500,000	(g)	Empresa de Transmision Electrica S.A.	5.125%	05/02/49	$1,093,125

2,525,000	(g)	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,300,278

200,000	(g)	EnfraGen Energia Sur S.A.	5.375	12/30/30	176,601

800,000		Entergy Louisiana LLC	5.800	03/15/55	796,128

3,125,000		Enterprise Products Operating LLC	3.700	01/31/51	2,270,174

3,450,000	(g)	Eskom Holdings SOC Ltd	8.450	08/10/28	3,564,681

1,900,000		Exelon Corp	6.500	03/15/55	1,891,901

1,645,000	(g)	Ferrellgas LP	5.375	04/01/26	1,628,381

2,225,000	(g)	Ferrellgas LP	5.875	04/01/29	2,014,251

1,988,501	(g)	FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple	7.250	01/31/41	1,966,627

3,225,000		Florida Power & Light Co	4.800	05/15/33	3,200,506

1,270,000		Florida Power & Light Co	3.990	03/01/49	1,008,428

1,700,000		Florida Power & Light Co	5.700	03/15/55	1,735,646

750,000		Indiana Michigan Power Co	3.750	07/01/47	558,367

1,140,000		Indiana Michigan Power Co	3.250	05/01/51	759,969

2,000,000	(g)	Israel Electric Corp Ltd	4.250	08/14/28	1,939,158

1,250,000	(g)	Israel Electric Corp Ltd	3.750	02/22/32	1,115,250

1,525,000	(g)	Kallpa Generacion SA	4.125	08/16/27	1,505,820

2,400,000	(g)	Korea Southern Power Co Ltd	0.750	01/27/26	2,326,217

775,000		MidAmerican Energy Co	3.650	04/15/29	751,433

1,550,000		MidAmerican Energy Co	3.650	08/01/48	1,158,914

1,000,000		Nevada Power Co	5.450	05/15/41	991,193

8,135,000		NiSource, Inc	1.700	02/15/31	6,808,163

1,175,000		NiSource, Inc	5.850	04/01/55	1,167,981

1,400,000		Northern States Power Co	3.600	09/15/47	1,044,716

1,955,000	(g)	NRG Energy, Inc	2.450	12/02/27	1,833,642

1,350,000		NRG Energy, Inc	5.750	01/15/28	1,346,675

1,200,000	(g)	NRG Energy, Inc	6.000	02/01/33	1,167,404

960,000	(g)	NRG Energy, Inc	6.250	11/01/34	945,033

500,000		NSTAR Electric Co	3.950	04/01/30	485,525

600,000	(g)	Pattern Energy Operations LP	4.500	08/15/28	558,218

825,000		PECO Energy Co	3.000	09/15/49	544,835

2,325,000		PECO Energy Co	2.800	06/15/50	1,462,930

4,000,000		PG&E Corp	7.375	03/15/55	3,931,408

50,000		Potomac Electric Power Co	7.900	12/15/38	62,930

550,000		Public Service Co of Colorado	4.750	08/15/41	486,702

1,410,000		Public Service Co of Colorado	4.050	09/15/49	1,087,379

1,700,000		Public Service Electric and Gas Co	4.900	12/15/32	1,712,696

4,000,000		Public Service Electric and Gas Co	5.450	03/01/54	3,925,718

8,400,000	(h)	Sempra	4.875	N/A	8,319,646

1,973,285	(g)	Solar Star Funding LLC	3.950	06/30/35	1,806,488

75,000		Southern Co Gas Capital Corp	3.875	11/15/25	74,666

625,000		Southern Co Gas Capital Corp	4.400	06/01/43	531,000

425,000		Southern Co Gas Capital Corp	3.950	10/01/46	326,508

550,000	(g)	Superior Plus LP	4.500	03/15/29	507,874

2,815,000	(g)	Talen Energy Supply LLC	8.625	06/01/30	2,985,876

2,000,000	(g)	TerraForm Power Operating LLC	4.750	01/15/30	1,857,540

1,413,562	(g)	UEP Penonome II S.A.	6.500	10/01/38	1,258,061

1,575,000		Union Electric Co	5.450	03/15/53	1,521,988

975,000		Union Electric Co	5.125	03/15/55	895,512

650,000		Virginia Electric and Power Co	2.950	11/15/26	635,774

775,000		Virginia Electric and Power Co	3.800	09/15/47	586,630

1,775,000		Virginia Electric and Power Co	5.550	08/15/54	1,722,041

1,500,000		Wisconsin Power and Light Co	4.950	04/01/33	1,488,049

850,000		Wisconsin Power and Light Co	4.100	10/15/44	679,100

215,000		Xcel Energy, Inc	4.800	09/15/41	189,805

		TOTAL UTILITIES			148,434,450

		TOTAL CORPORATE BONDS (Cost $1,818,393,623)			1,737,358,149

See Notes to Financial Statements	233

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT BONDS - 41.3%

		FOREIGN GOVERNMENT BONDS - 2.7%

$2,675,000	(g)	Angolan Government International Bond	8.750%	04/14/32	$2,300,644

1,780,000	(g)	Bank Gospodarstwa Krajowego	5.375	05/22/33	1,777,166

550,000	(g)	Banque Ouest Africaine de Developpement	5.000	07/27/27	537,504

1,950,000	(g)	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,774,500

EUR 1,575,000	(g)	Banque Ouest Africaine de Developpement	2.750	01/22/33	1,453,502

287,000	(g)	Barbados Government International Bond	6.500	10/01/29	275,922

1,000,000	(g)	Benin Government International Bond	8.375	01/23/41	949,625

1,705,000		Brazilian Government International Bond	6.000	10/20/33	1,658,923

1,500,000		Brazilian Government International Bond	4.750	01/14/50	1,055,640

1,050,000		Brazilian Government International Bond	7.125	05/13/54	1,003,800

3,575,000		Chile Government International Bond	2.550	01/27/32	3,081,972

1,400,000		Chile Government International Bond	3.500	01/31/34	1,232,420

1,925,000		Colombia Government International Bond	3.250	04/22/32	1,493,992

825,000		Colombia Government International Bond	8.000	11/14/35	828,712

1,500,000		Colombia Government International Bond	5.000	06/15/45	1,006,875

COP 2,290,000,000		Colombian TES	7.250	10/18/34	396,585

1,850,000	(g)	Costa Rica Government International Bond	5.625	04/30/43	1,653,030

DOP 84,000,000	(g)	Dominican Republic Government International Bond	12.000	03/05/32	1,451,472

600,000	(g)	Dominican Republic Government International Bond	4.875	09/23/32	544,320

3,850,000	(g)	Dominican Republic Government International Bond	5.875	01/30/60	3,245,357

928,125	(g)	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	548,799

650,162	(g)	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	316,185

188,000	(g)	Ecuador Government International Bond (Step Bond)	5.000	07/31/40	82,532

1,225,000	(g)	Egypt Government International Bond	8.625	02/04/30	1,184,656

1,500,000	(g)	Egypt Government International Bond	7.053	01/15/32	1,263,439

2,475,000	(g)	Egypt Government International Bond	8.500	01/31/47	1,876,476

2,250,000	(g)	Egypt Government International Bond	8.875	05/29/50	1,743,716

1,375,000	(g)	Export-Import Bank of India	3.875	02/01/28	1,342,429

2,000,000	(g)	Export-Import Bank of India	2.250	01/13/31	1,719,895

940,600	(g)	Ghana Government International Bond	5.000	07/03/35	670,460

532,400	(g)	Ghana Government International Bond (Step Bond)	5.000	07/03/29	465,477

950,000	(g)	Guatemala Government Bond	3.700	10/07/33	789,450

600,000	(g)	Guatemala Government Bond	6.125	06/01/50	537,000

1,250,000	(g)	Honduras Government International Bond	5.625	06/24/30	1,122,500

1,575,000	(g)	Honduras Government International Bond	8.625	11/27/34	1,561,613

710,000	(g)	Hungary Government International Bond	6.125	05/22/28	728,870

725,000	(g)	Hungary Government International Bond	5.250	06/16/29	721,806

425,000	(g)	Hungary Government International Bond	2.125	09/22/31	344,964

750,000	(g)	Hungary Government International Bond	5.500	03/26/36	717,270

225,000		Indonesia Government International Bond	3.550	03/31/32	204,711

875,000		Indonesia Government International Bond	5.600	01/15/35	893,701

IDR 14,160,000,000		International Bank for Reconstruction & Development	6.250	01/19/29	840,553

881,250	(g)	Iraq Government International Bond	5.800	01/15/28	863,889

1,500,000		Israel Government International Bond	5.375	03/12/29	1,511,235

EUR 125,000	(g)	Ivory Coast Government International Bond	4.875	01/30/32	119,523

2,125,000	(g)	Ivory Coast Government International Bond	8.450	04/01/36	2,036,878

715,417	(g)	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	677,858

1,375,000	(g)	Ivory Coast Government International Bond (Step Bond)	8.250	01/30/37	1,320,041

1,500,000		Jamaica Government International Bond	8.000	03/15/39	1,733,250

875,000	(g)	Jordan Government International Bond	7.375	10/10/47	762,108

1,000,000	(g)	Kenya Government International Bond	9.750	02/16/31	978,750

575,000	(g)	Kenya Government International Bond	6.300	01/23/34	448,831

445,000	(g)	Magyar Export-Import Bank Zrt	6.125	12/04/27	453,086

MYR 1,450,000		Malaysia Government Bond	3.828	07/05/34	327,671

550,000		Mexico Government International Bond	5.400	02/09/28	554,376

525,000		Mexico Government International Bond	3.250	04/16/30	473,250

1,859,000		Mexico Government International Bond	6.050	01/11/40	1,748,482

3,000,000		Mexico Government International Bond	4.280	08/14/41	2,273,130

2,325,000		Mexico Government International Bond	5.000	04/27/51	1,780,834

2,500,000		Mexico Government International Bond	6.400	05/07/54	2,281,775

1,100,000		Mexico Government International Bond	7.375	05/13/55	1,123,650

234	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FOREIGN GOVERNMENT BONDS (continued)

$2,575,000	(g)	Morocco Government International Bond	5.500%	12/11/42	$2,291,402

525,000	(g)	Morocco Government International Bond	4.000	12/15/50	356,612

1,250,000	(g)	Nigeria Government International Bond	7.375	09/28/33	1,056,133

1,000,000	(g)	Nigeria Government International Bond	10.375	12/09/34	1,003,568

800,000	(g)	Oman Government International Bond	6.000	08/01/29	821,022

1,350,000	(g)	Oman Government International Bond	6.500	03/08/47	1,366,899

2,675,000	(g)	OPEC Fund for International Development	4.500	01/26/26	2,677,777

1,500,000		Oriental Republic of Uruguay	5.250	09/10/60	1,371,750

1,800,000		Panama Bonos del Tesoro	3.362	06/30/31	1,454,400

2,250,000		Panama Government International Bond	4.500	04/01/56	1,368,900

500,000	(g)	Paraguay Government International Bond	6.000	02/09/36	499,500

1,475,000	(g)	Paraguay Government International Bond	5.400	03/30/50	1,264,518

350,000	(g)	Paraguay Government International Bond	6.650	03/04/55	350,683

780,000		Peruvian Government International Bond	5.875	08/08/54	754,307

3,040,000		Philippine Government International Bond	4.200	03/29/47	2,527,895

1,728,227	(g)	Provincia de Buenos Aires (Step Bond)	6.375	09/01/37	1,110,386

5,000,000		Republic of Italy Government International Bond	4.000	10/17/49	3,668,081

1,250,000	(g)	Republic of Kenya Government International Bond	9.500	03/05/36	1,147,159

PLN 3,775,000		Republic of Poland Government International Bond	6.000	10/25/33	996,306

3,248,000		Republic of Poland Government International Bond	5.500	04/04/53	3,056,477

1,500,000		Republic of South Africa Government International Bond	4.300	10/12/28	1,413,750

1,500,000	(g)	Republic of South Africa Government International Bond	7.100	11/19/36	1,453,798

ZAR 9,300,000		Republic of South Africa Government International Bond	8.750	01/31/44	397,952

2,150,000		Republic of South Africa Government International Bond	5.375	07/24/44	1,604,706

UZS 5,990,000,000	(g)	Republic of Uzbekistan International Bond	16.625	05/29/27	466,795

1,000,000	(g)	Republic of Uzbekistan International Bond	3.700	11/25/30	846,550

1,150,000	(g)	Republic of Uzbekistan International Bond	6.900	02/28/32	1,138,500

750,000	(g)	Romanian Government International Bond	5.875	01/30/29	746,832

1,100,000	(g)	Romanian Government International Bond	5.750	03/24/35	994,123

1,425,000	(g)	Romanian Government International Bond	4.000	02/14/51	873,190

3,150,000	(g)	Rwanda International Government Bond	5.500	08/09/31	2,546,854

2,050,000	(g)	Saudi Government International Bond	5.000	01/16/34	2,034,933

2,000,000	(g)	Saudi Government International Bond	3.750	01/21/55	1,360,000

1,425,000	(g)	Senegal Government International Bond	6.750	03/13/48	929,813

1,225,000	(g)	Serbia Government International Bond	2.125	12/01/30	1,009,383

1,400,000	(g)	Serbia Government International Bond	6.500	09/26/33	1,441,448

2,400,000		State of Israel	3.800	05/13/60	1,539,235

1,000,000		Turkiye Government International Bond	7.125	07/17/32	981,400

1,575,000		Turkiye Government International Bond	7.625	05/15/34	1,585,754

1,050,000		Turkiye Government International Bond	6.500	01/03/35	975,875

280,000	(g),(k)	Ukraine Government International Bond	1.750	02/01/29	180,600

410,057	(g)	Ukraine Government International Bond	0.000	02/01/35	225,531

83,380	(g)	Ukraine Government International Bond	0.000	02/01/36	45,651

700,529	(g)	Zambia Government International Bond	5.750	06/30/33	613,138

695,891	(g)	Zambia Government International Bond	0.500	12/31/53	425,781

		TOTAL FOREIGN GOVERNMENT BONDS			123,842,447

		MORTGAGE BACKED - 24.3%

24,200		Alternative Loan Trust	5.000	12/25/56	10,165

1,459,763	(b),(g)	Bayview Opportunity Master Fund VI Trust	3.000	10/25/51	1,235,797

235,620	(b)	CHL Mortgage Pass-Through Trust	5.962	11/20/34	227,108

13,661		CHL Mortgage Pass-Through Trust	5.250	09/25/35	13,252

89,940		Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series	5.500	07/25/35	88,322

31,878,136	(b),(g)	Citigroup Mortgage Loan Trust	0.156	02/25/52	267,553

3,573,216	(b),(g)	Citigroup Mortgage Loan Trust	0.250	02/25/52	49,735

7,555,870	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.440	03/25/42	7,798,124

3,650,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 9.850%)	14.823	03/25/42	4,105,542

8,665,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)	8.986	06/25/42	9,228,593

1,525,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)	7.690	01/25/43	1,600,721

1,340,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.886	05/25/43	1,414,197

800,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)	9.686	05/25/43	874,263

1,515,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.436	06/25/43	1,579,303

425,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 6.850%)	11.186	06/25/43	471,045

See Notes to Financial Statements	235

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$2,665,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)	9.188%	07/25/43	$2,814,277

7,060,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 5.900%)	10.240	07/25/43	7,667,423

2,170,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.890	10/25/43	2,292,599

740		Fannie Mae Pool	7.000	05/01/26	772

289		Fannie Mae Pool	7.500	01/01/29	293

167		Fannie Mae Pool	7.500	02/01/30	171

667,261		Fannie Mae Pool	3.500	05/01/32	655,478

79,014		Fannie Mae Pool	7.000	07/01/32	82,495

18,154		Fannie Mae Pool	7.000	07/01/32	18,954

20,642		Fannie Mae Pool	4.500	10/01/33	20,458

959,638		Fannie Mae Pool	5.000	05/01/35	965,751

571,402		Fannie Mae Pool	5.000	10/01/35	575,338

436,694		Fannie Mae Pool	5.000	02/01/36	439,882

465,020		Fannie Mae Pool	5.500	11/01/38	473,103

4,563,056		Fannie Mae Pool	3.000	05/01/40	4,205,589

1,528,050		Fannie Mae Pool	3.500	05/01/40	1,440,064

145,879		Fannie Mae Pool	5.000	09/01/40	147,158

281,943		Fannie Mae Pool	5.000	05/01/41	284,416

1,982,256		Fannie Mae Pool	4.000	09/01/42	1,891,932

509,749		Fannie Mae Pool	4.500	02/01/44	495,320

128,932		Fannie Mae Pool	4.500	03/01/44	126,705

4,801,645		Fannie Mae Pool	4.000	05/01/44	4,606,236

476,279		Fannie Mae Pool	4.500	06/01/44	462,795

1,372,117		Fannie Mae Pool	4.500	10/01/44	1,336,659

378,051		Fannie Mae Pool	5.000	11/01/44	381,360

389,627		Fannie Mae Pool	4.000	01/01/45	371,880

139,013		Fannie Mae Pool	4.500	03/01/45	135,613

1,063,406		Fannie Mae Pool	3.500	05/01/45	986,968

496,305		Fannie Mae Pool	3.500	01/01/46	458,084

333,873		Fannie Mae Pool	4.000	04/01/46	316,992

236,578		Fannie Mae Pool	3.500	06/01/46	217,687

2,707,966		Fannie Mae Pool	3.500	07/01/46	2,491,735

3,301,932		Fannie Mae Pool	3.500	07/01/46	3,077,570

64,022		Fannie Mae Pool	3.000	08/01/46	56,688

1,318,156		Fannie Mae Pool	3.000	10/01/46	1,147,862

913,423		Fannie Mae Pool	3.500	10/01/46	840,483

1,272,329		Fannie Mae Pool	4.500	05/01/47	1,254,944

979,415		Fannie Mae Pool	3.500	11/01/47	912,042

8,098,269		Fannie Mae Pool	3.500	01/01/48	7,451,351

4,296,413		Fannie Mae Pool	4.500	01/01/48	4,185,326

803,688		Fannie Mae Pool	4.500	02/01/48	782,912

1,964,552		Fannie Mae Pool	4.500	05/01/48	1,913,765

2,841,117		Fannie Mae Pool	4.500	05/01/48	2,767,672

5,261,532		Fannie Mae Pool	2.500	08/01/51	4,427,402

2,842,238		Fannie Mae Pool	3.000	09/01/51	2,499,422

3,854,457		Fannie Mae Pool	2.500	12/01/51	3,238,640

437,609		Fannie Mae Pool	2.500	01/01/52	365,128

7,787,989		Fannie Mae Pool	2.500	02/01/52	6,552,624

13,282,817		Fannie Mae Pool	3.500	02/01/52	12,108,764

6,836,366		Fannie Mae Pool	3.000	04/01/52	5,985,430

4,627,386		Fannie Mae Pool	3.000	04/01/52	4,014,393

807,643		Fannie Mae Pool	3.500	04/01/52	729,568

2,615,457		Fannie Mae Pool	3.000	05/01/52	2,287,549

24,001,202		Fannie Mae Pool	4.000	05/01/52	22,404,304

1,941,447		Fannie Mae Pool	3.500	06/01/52	1,753,876

9,777,119		Fannie Mae Pool	4.000	06/01/52	9,126,587

2,741,007		Fannie Mae Pool	4.500	06/01/52	2,626,616

19,438,370		Fannie Mae Pool	4.000	07/01/52	18,144,987

2,525,390		Fannie Mae Pool	4.500	07/01/52	2,419,303

1,776,552		Fannie Mae Pool	4.500	07/01/52	1,702,422

22,495,577		Fannie Mae Pool	4.000	08/01/52	20,998,775

16,461,446		Fannie Mae Pool	4.500	08/01/52	15,772,826

236	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$23,241,788		Fannie Mae Pool	5.000%	08/01/52	$22,857,973

54,536,469		Fannie Mae Pool	4.000	09/01/52	50,894,000

74,790,704		Fannie Mae Pool	4.500	09/01/52	71,664,663

16,191,421		Fannie Mae Pool	5.000	09/01/52	15,924,034

21,351,162		Fannie Mae Pool	4.000	10/01/52	19,923,780

16,789,820		Fannie Mae Pool	4.500	10/01/52	16,088,654

8,132,621		Fannie Mae Pool	5.000	10/01/52	7,994,125

28,503,831		Fannie Mae Pool	4.500	11/01/52	27,315,520

5,116,636		Fannie Mae Pool	5.500	12/01/52	5,123,104

137,306		Fannie Mae Pool	5.000	01/01/53	134,968

12,627,697		Fannie Mae Pool	5.000	02/01/53	12,406,015

7,772,469		Fannie Mae Pool	5.500	02/01/53	7,779,299

15,289,535		Fannie Mae Pool	5.000	04/01/53	15,020,331

2,660,282		Fannie Mae Pool	5.000	06/01/53	2,631,298

17,594,752		Fannie Mae Pool	5.500	06/01/53	17,598,889

26,449,412		Fannie Mae Pool	5.000	08/01/53	25,978,244

43,905,480		Fannie Mae Pool	5.500	10/01/53	43,880,173

706,564		Fannie Mae Pool	6.000	03/01/54	717,946

35,188,556		Fannie Mae Pool	5.500	05/01/54	35,151,502

11,363,882		Fannie Mae Pool	6.000	06/01/54	11,544,112

30,156,954		Fannie Mae Pool	5.500	10/01/54	30,125,201

291,334	(b)	Fannie Mae REMIC Trust	2.422	12/25/42	157,221

1,350		Fannie Mae REMICS	7.000	07/25/26	1,347

1,660,811	(b)	Fannie Mae REMICS, (SOFR30A + 5.836%)	1.496	09/25/43	182,864

1,271,246		Fannie Mae REMICS	3.000	07/25/45	1,145,454

2,530,715		Fannie Mae REMICS	3.500	02/25/48	2,232,286

1,852,768		Fannie Mae REMICS	4.000	07/25/48	1,744,804

4,642,895		Fannie Mae REMICS	2.000	08/25/50	596,366

8,568,152		Fannie Mae REMICS	2.000	08/25/50	5,846,204

3,915,866		Fannie Mae REMICS	2.000	10/25/50	2,675,451

11,461,376		Fannie Mae REMICS	2.500	11/25/50	1,604,695

3,915,905		Fannie Mae REMICS	3.000	12/25/50	682,432

72,367		Fannie Mae REMICS	3.000	02/25/51	12,142

4,624,913		Fannie Mae REMICS	2.500	11/25/51	548,123

6,483,338		Fannie Mae REMICS	3.500	04/25/52	5,029,708

1,552,458		Fannie Mae REMICS	4.000	05/25/52	1,250,543

4,129,904		Fannie Mae REMICS	4.500	07/25/52	3,980,915

2,434,847		Fannie Mae REMICS	4.500	08/25/52	2,080,354

1,840,393		Fannie Mae REMICS	4.000	09/25/52	1,577,422

2,139,734		Fannie Mae REMICS	4.000	09/25/52	1,919,930

1,778,951		Fannie Mae REMICS	4.500	10/25/52	1,656,004

2,030,689		Fannie Mae REMICS	4.500	10/25/52	1,950,422

3,276,989		Fannie Mae REMICS	5.500	11/25/52	3,258,630

1,377,920		Federal National Mortgage Association	2.500	02/01/52	1,148,736

257		Freddie Mac Gold Pool	8.000	01/01/31	257

72,329		Freddie Mac Gold Pool	7.000	12/01/33	75,593

12,903		Freddie Mac Gold Pool	4.500	10/01/34	12,725

15,336		Freddie Mac Gold Pool	7.000	05/01/35	16,028

749,937		Freddie Mac Gold Pool	5.000	06/01/36	756,214

316,450		Freddie Mac Gold Pool	4.500	10/01/44	308,668

55,029		Freddie Mac Gold Pool	4.500	11/01/44	53,676

99,572		Freddie Mac Gold Pool	4.500	11/01/44	97,123

51,157		Freddie Mac Gold Pool	4.500	12/01/44	49,456

49,597		Freddie Mac Gold Pool	4.500	12/01/44	48,378

460,356		Freddie Mac Gold Pool	3.500	04/01/45	426,788

1,649,769		Freddie Mac Gold Pool	3.500	08/01/45	1,533,148

933,736		Freddie Mac Gold Pool	3.500	10/01/45	865,070

971,100		Freddie Mac Gold Pool	4.500	06/01/47	949,619

989,547		Freddie Mac Gold Pool	4.000	09/01/47	940,710

1,204,524		Freddie Mac Gold Pool	3.500	12/01/47	1,109,762

6,564,184		Freddie Mac Gold Pool	4.500	08/01/48	6,428,445

30,791,394		Freddie Mac Pool	3.000	11/01/49	27,183,077

See Notes to Financial Statements	237

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$4,122,771		Freddie Mac Pool	2.500%	11/01/51	$3,440,997

3,184,423		Freddie Mac Pool	3.000	11/01/51	2,800,343

4,924,509		Freddie Mac Pool	3.000	11/01/51	4,352,147

608,539		Freddie Mac Pool	3.000	11/01/51	539,877

885,179		Freddie Mac Pool	3.000	11/01/51	782,296

2,719,842		Freddie Mac Pool	3.000	02/01/52	2,363,666

3,707,314		Freddie Mac Pool	3.000	03/01/52	3,218,083

5,529,028		Freddie Mac Pool	2.500	04/01/52	4,637,508

2,040,199		Freddie Mac Pool	3.000	04/01/52	1,789,056

2,824,231		Freddie Mac Pool	4.000	04/01/52	2,640,721

207,565		Freddie Mac Pool	3.000	05/01/52	180,069

470,541		Freddie Mac Pool	3.000	06/01/52	410,722

453,807		Freddie Mac Pool	3.000	06/01/52	393,691

5,850,052		Freddie Mac Pool	4.500	06/01/52	5,604,674

5,970,864		Freddie Mac Pool	4.500	07/01/52	5,714,576

5,825,585		Freddie Mac Pool	4.500	07/01/52	5,581,234

10,687,491		Freddie Mac Pool	5.000	06/01/53	10,497,107

359,740		Freddie Mac Pool	5.000	08/01/53	353,159

12,138,859		Freddie Mac Pool	5.500	08/01/53	12,139,839

3,767,030		Freddie Mac REMICS	3.500	01/15/47	3,347,818

671,277		Freddie Mac REMICS	4.000	10/15/47	630,271

1,246,660		Freddie Mac REMICS	4.000	11/15/47	1,182,801

3,354,479		Freddie Mac REMICS	4.000	01/15/48	3,177,795

3,524,499		Freddie Mac REMICS	4.000	03/15/48	3,322,894

990,251		Freddie Mac REMICS	4.000	04/15/48	937,916

3,196,173		Freddie Mac REMICS	4.000	04/15/48	3,007,193

2,483,539	(b)	Freddie Mac REMICS, (SOFR30A + 9.737%)	2.779	06/15/48	2,284,475

1,759,348	(b)	Freddie Mac REMICS, (SOFR30A + 9.657%)	2.699	10/15/48	1,538,228

3,095,962		Freddie Mac REMICS	2.000	09/25/50	2,074,768

2,024,048		Freddie Mac REMICS	2.000	09/25/50	261,930

2,893,139		Freddie Mac REMICS	3.000	10/25/50	2,069,623

13,227,383		Freddie Mac REMICS	2.500	02/25/51	2,187,221

3,672,186		Freddie Mac REMICS	2.500	05/25/51	2,330,703

1,490,570		Freddie Mac REMICS	4.000	08/25/52	1,252,998

2,741,150		Freddie Mac REMICS	4.500	10/25/52	2,538,972

3,328,370		Freddie Mac REMICS	5.500	11/25/52	3,345,778

1,698,486		Freddie Mac REMICS	5.500	02/25/53	1,728,062

4,425,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)	11.440	01/25/42	4,713,118

890,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)	9.090	02/25/42	930,708

4,982,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 8.500%)	13.788	02/25/42	5,390,016

1,890,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 9.750%)	15.087	04/25/42	2,126,081

10,253,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)	7.690	05/25/42	10,657,786

14,620,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)	8.840	06/25/42	15,541,806

7,305,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)	8.340	07/25/42	7,709,539

625,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)	7.890	08/25/42	653,096

6,335,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)	8.040	09/25/42	6,666,640

510,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)	8.444	03/25/43	531,463

285,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)	7.586	04/25/43	298,396

1,795,000	(b),(g)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)	7.840	05/25/43	1,906,132

12,859	(b),(g)	Freddie Mac STACR Securitized Participation Interests Trust	3.786	02/25/48	12,495

226,398	(b),(g)	Freddie Mac STACR Securitized Participation Interests Trust	3.847	05/25/48	220,337

219,003	(b),(g)	Freddie Mac STACR Securitized Participation Interests Trust	3.847	05/25/48	212,834

28,635		Ginnie Mae I Pool	5.000	02/15/33	28,676

56,140		Ginnie Mae I Pool	5.000	09/15/33	56,899

2,821,334		Ginnie Mae I Pool	3.700	10/15/33	2,707,075

6,381		Ginnie Mae I Pool	5.500	04/15/34	6,559

8,256		Ginnie Mae I Pool	5.000	04/15/38	8,323

2,576,896		Ginnie Mae II Pool	2.500	02/20/52	2,142,411

7,078,059		Ginnie Mae II Pool	3.500	07/20/52	6,489,970

4,135,636		Ginnie Mae II Pool	4.000	08/20/52	3,880,374

11,432,254		Ginnie Mae II Pool	4.500	08/20/52	10,983,020

8,735,722		Ginnie Mae II Pool	4.000	09/20/52	8,190,075

238	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$6,354,598		Government National Mortgage Association	5.000%	01/20/40	$1,304,530

2,920,696		Government National Mortgage Association	4.500	03/20/40	514,360

4,744,601		Government National Mortgage Association	5.000	03/20/40	934,499

3,183,842		Government National Mortgage Association	2.500	12/20/43	2,831,646

1,125,442		Government National Mortgage Association	3.000	03/20/45	1,005,300

1,667,687		Government National Mortgage Association	4.000	06/20/46	191,643

1,668,272		Government National Mortgage Association	5.000	09/20/46	310,530

5,569,217		Government National Mortgage Association	3.000	11/20/51	4,102,355

7,919,684		Government National Mortgage Association	3.000	12/20/51	5,797,331

5,183,013		Government National Mortgage Association	3.000	01/20/52	3,864,086

6,553,650		Government National Mortgage Association	3.000	02/20/52	4,550,964

4,571,998		Government National Mortgage Association	4.000	04/20/52	3,901,613

4,687,419		Government National Mortgage Association	5.000	04/20/52	855,554

2,335,969		Government National Mortgage Association	4.000	07/20/52	1,928,619

3,695,087		Government National Mortgage Association	4.500	09/20/52	3,446,048

2,981,700		Government National Mortgage Association	4.500	09/20/52	2,820,589

2,066,724		Government National Mortgage Association	4.500	09/20/52	1,841,121

3,608,249		Government National Mortgage Association	4.500	09/20/52	3,367,319

2,432,275		Government National Mortgage Association	4.500	02/20/53	2,223,224

2,152,536		Government National Mortgage Association	5.500	02/20/53	2,144,202

4,107,445	(b)	Government National Mortgage Association, (SOFR30A + 6.950%)	2.606	05/20/53	347,960

15,551,756	(b)	Government National Mortgage Association, (SOFR30A + 26.100%)	7.202	07/20/53	16,631,010

3,060,557	(b)	Government National Mortgage Association, (SOFR30A + 23.205%)	6.262	08/20/53	3,321,781

35,937,950	(b),(g)	GS Mortgage-Backed Securities Corp Trust	0.151	08/25/51	308,937

6,584,750	(b),(g)	GS Mortgage-Backed Securities Trust	2.500	11/25/51	5,347,568

3,810,811	(b),(g)	GS Mortgage-Backed Securities Trust	2.500	03/25/52	3,099,664

1,217,160	(b),(g)	GS Mortgage-Backed Securities Trust	2.827	05/28/52	1,007,118

3,389,803	(b),(g)	GS Mortgage-Backed Securities Trust	3.000	08/26/52	2,869,718

187,335		GSR Mortgage Loan Trust	6.000	01/25/35	168,588

44,567	(b)	Impac CMB Trust, (TSFR1M + 0.774%)	5.095	03/25/35	40,624

4,810,000	(b),(g)	Imperial Fund Mortgage Trust	2.383	06/25/56	3,701,298

279,965	(b),(g)	J.P. Morgan Mortgage Trust	3.243	10/25/52	226,421

91,111	(b)	JP Morgan Mortgage Trust	7.122	11/25/33	89,324

170,280	(b),(g)	JP Morgan Mortgage Trust	3.500	05/25/47	154,376

288,924	(b),(g)	JP Morgan Mortgage Trust	3.500	10/25/48	258,213

86,348	(b),(g)	JP Morgan Mortgage Trust	4.000	01/25/49	80,664

9,940,779	(b),(g)	JP Morgan Mortgage Trust	0.122	06/25/51	63,282

17,415,166	(b),(g)	JP Morgan Mortgage Trust	0.107	11/25/51	104,286

2,077,141	(b),(g)	JP Morgan Mortgage Trust	2.500	11/25/51	1,689,519

17,453,269	(b),(g)	JP Morgan Mortgage Trust	0.115	12/25/51	112,588

2,429,256	(b),(g)	JP Morgan Mortgage Trust	2.500	12/25/51	1,975,925

411,947	(b),(g)	JP Morgan Mortgage Trust	2.845	12/25/51	331,065

3,534,638	(b),(g)	JP Morgan Mortgage Trust	2.500	01/25/52	2,877,234

4,100,923	(b),(g)	JP Morgan Mortgage Trust	0.500	04/25/52	117,806

1,320,089	(b),(g)	JP Morgan Mortgage Trust	3.343	04/25/52	1,111,085

2,062,639	(b),(g)	JP Morgan Mortgage Trust	3.343	04/25/52	1,755,731

1,003,817	(b),(g)	JP Morgan Mortgage Trust	3.343	04/25/52	817,327

5,161,816	(b),(g)	JP Morgan Mortgage Trust	2.500	06/25/52	4,198,554

726,187	(b),(g)	JP Morgan Mortgage Trust	3.000	06/25/52	619,048

7,875,508	(g)	JP Morgan Mortgage Trust	0.224	07/25/52	75,878

5,595,890	(b),(g)	JP Morgan Mortgage Trust	2.500	07/25/52	4,547,853

1,943,340	(b),(g)	JP Morgan Mortgage Trust	3.250	07/25/52	1,718,095

5,754,404	(b),(g)	JP Morgan Mortgage Trust	3.000	08/25/52	4,871,527

3,744,773	(b),(g)	JP Morgan Mortgage Trust	3.000	10/25/52	3,170,226

2,090,748	(b),(g)	JP Morgan Mortgage Trust	3.000	11/25/52	1,769,972

3,267,066	(b),(g)	JP Morgan Mortgage Trust	3.000	04/25/53	2,765,812

1,007,628	(b),(g)	JP Morgan Mortgage Trust	5.000	06/25/53	976,074

1,410,680	(b),(g)	JP Morgan Mortgage Trust	5.500	06/25/53	1,390,158

3,109,263	(b),(g)	Morgan Stanley Residential Mortgage Loan Trust	2.500	08/25/51	2,530,043

2,648,103	(b),(g)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	2,362,122

2,499,959	(b),(g)	Morgan Stanley Residential Mortgage Loan Trust	2.500	09/25/51	2,033,497

2,265,184	(b),(g)	OBX	3.000	01/25/52	1,917,645

See Notes to Financial Statements	239

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$2,700,000	(b),(g)	OBX Trust	2.451%	05/25/61	$1,620,333

1,031,156	(b),(g)	RCKT Mortgage Trust	3.007	09/25/51	818,155

5,715,985	(b),(g)	RCKT Mortgage Trust	2.500	02/25/52	4,649,308

2,335,623	(b),(g)	RCKT Mortgage Trust	3.000	05/25/52	1,977,277

158,438	(b),(g)	RCKT Mortgage Trust	3.190	05/25/52	130,289

82,175	(b),(g)	Sequoia Mortgage Trust	4.000	06/25/49	77,544

547,198	(b),(g)	Sequoia Mortgage Trust	3.500	12/25/49	491,456

2,203,920	(b),(g)	Sequoia Mortgage Trust	2.500	06/25/51	1,792,640

236,922	(b),(g)	Shellpoint Co-Originator Trust	3.500	10/25/47	216,638

13,031,000	(b),(g)	Verus Securitization Trust	3.288	11/25/66	10,144,712

965,000	(b),(g)	Verus Securitization Trust	7.511	02/25/68	975,024

284,379	(g)	Verus Securitization Trust (Step Bond)	2.733	05/25/65	273,798

1,119,161	(b),(g)	Wells Fargo Mortgage Backed Securities Trust	3.000	08/25/51	947,452

7,323,014	(b),(g)	Wells Fargo Mortgage Backed Securities Trust	3.312	08/25/51	6,115,852

		TOTAL MORTGAGE BACKED			1,108,212,426

		MUNICIPAL BONDS - 0.1%

4,195,000	(g)	Virgin Islands Water & Power Authority-Electric System	10.250	07/01/26	4,196,146

		TOTAL MUNICIPAL BONDS			4,196,146

		U.S. TREASURY SECURITIES - 14.2%

25,025,000		United States Treasury Note	4.125	02/28/27	25,119,821

6,801,000		United States Treasury Note	3.875	03/15/28	6,799,937

1,061,000		United States Treasury Note	4.125	11/30/31	1,064,357

12,555,000		United States Treasury Note	4.375	01/31/32	12,776,674

17,000,000		United States Treasury Note	4.125	02/29/32	17,045,156

1,067,000		United States Treasury Note	4.625	02/15/35	1,102,344

24,425,000		United States Treasury Note	4.625	11/15/44	24,455,531

12,085,000		United States Treasury Note	4.750	02/15/45	12,305,929

125,538,000		United States Treasury Note	4.500	11/15/54	123,694,161

17,600,000		United States Treasury Note	4.625	02/15/55	17,718,250

185,000		United States Treasury Note/Bond	4.500	03/31/26	185,760

3,085,000		United States Treasury Note/Bond	4.000	02/28/30	3,091,990

1,050,000		United States Treasury Note/Bond	3.500	04/30/30	1,027,441

300		United States Treasury Note/Bond	4.250	02/28/31	304

30,500,000		United States Treasury Note/Bond	1.750	08/15/41	20,669,707

14,775,000		United States Treasury Note/Bond	2.000	11/15/41	10,377,706

1,823,000		United States Treasury Note/Bond	3.250	05/15/42	1,540,364

9,440,000		United States Treasury Note/Bond	3.875	05/15/43	8,616,950

297,155,000		United States Treasury Note/Bond	4.125	08/15/44	278,382,738

135,110,000		United States Treasury Note/Bond	2.250	02/15/52	85,235,411

		TOTAL U.S. TREASURY SECURITIES			651,210,531

		TOTAL GOVERNMENT BONDS (Cost $1,996,777,038)			1,887,461,550

SHARES		DESCRIPTION			VALUE

		INVESTMENT COMPANIES - 1.1%

1,982,716	(l)	Nuveen Ultra Short Income ETF			50,182,542

		TOTAL INVESTMENT COMPANIES (Cost $50,010,855)			50,182,542

SHARES		DESCRIPTION			VALUE

		PREFERRED STOCKS - 0.1%

		FINANCIAL SERVICES - 0.1%

34,686		Morgan Stanley			862,294

139,125		Morgan Stanley			3,512,906

		TOTAL FINANCIAL SERVICES			4,375,200

		TOTAL PREFERRED STOCKS (Cost $4,394,529)			4,375,200

240	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		STRUCTURED ASSETS - 13.2%

		ASSET BACKED - 4.1%

$1,273,704	(g)	AASET Trust, Series 2020 1A	6.413%	01/16/40	$722,707

2,100,000	(b),(g)	AGL CLO 19 Ltd, (TSFR3M + 2.750%), Series 2022 19A	7.043	07/21/35	2,101,063

2,139,285	(g)	Apollo aviation securitization, Series 2021 2A	2.798	01/15/47	1,966,828

2,797,000	(g)	Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A	2.130	08/20/27	2,682,801

2,575,000	(g)	Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A	4.080	02/20/28	2,437,733

737,941	(g)	BRE Grand Islander Timeshare Issuer LLC, Series 2019 A	3.280	09/26/33	726,181

384,825	(g)	British Airways Pass Through Trust, Series 2020 A	8.375	11/15/28	403,869

1,614,052	(g)	British Airways Pass Through Trust, Series 2018 1	3.800	09/20/31	1,557,049

5,100,000	(g)	Capital Automotive REIT, Series 2020 1A	4.520	02/15/50	4,915,326

3,134,998	(g)	Capital Automotive REIT, Series 2021 1A	1.920	08/15/51	2,986,410

2,446,875	(g)	Cars Net Lease Mortgage Notes Series, Series 2020 1A	3.100	12/15/50	2,291,334

2,500,000	(g)	Cars Net Lease Mortgage Notes Series, Series 2020 1A	4.690	12/15/50	2,302,454

1,250,000	(b),(g)	Cayuga Park CLO Ltd, (TSFR3M + 6.262%), Series 2020 1A	1.000	07/17/34	1,228,531

97,757	(b)	C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6	3.485	07/25/36	96,599

6,451,318	(b),(g)	CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A	5.151	04/07/52	645

3,910		Centex Home Equity, Series 2002 A	5.540	01/25/32	3,925

6,296,164	(g)	CF Hippolyta LLC, Series 2020 1	2.280	07/15/60	6,196,777

2,806,290	(g)	CF Hippolyta LLC, Series 2020 1	2.600	07/15/60	2,493,198

10,131,311	(g)	CF Hippolyta LLC, Series 2021 1A	1.530	03/15/61	9,683,614

8,482,028	(g)	CF Hippolyta LLC, Series 2021 1A	1.980	03/15/61	8,005,529

1,675,000	(g)	Cologix Data Centers US Issuer LLC, Series 2021 1A	3.300	12/26/51	1,603,207

5,500,000	(g)	Compass Datacenters Issuer III LLC, Series 2025 1A	5.656	02/25/50	5,580,632

17,711		Countrywide Asset-Backed Certificates (Step Bond), Series 2002 S4	5.216	10/25/27	15,409

9,850,000	(g)	Crescendo Royalty Funding LP, Series 2021 1	3.567	12/20/51	9,523,521

4,238,325	(g)	DB Master Finance LLC, Series 2019 1A	4.021	05/20/49	4,195,556

3,071,250	(g)	DB Master Finance LLC, Series 2019 1A	4.352	05/20/49	2,993,799

2,297,813	(g)	DB Master Finance LLC, Series 2021 1A	2.045	11/20/51	2,192,149

6,675,750	(g)	DB Master Finance LLC, Series 2021 1A	2.493	11/20/51	6,126,035

414,583	(g)	Diamond Resorts Owner Trust, Series 2021 1A	2.700	11/21/33	408,680

215,929	(g)	Diamond Resorts Owner Trust, Series 2021 1A	3.830	11/21/33	212,510

1,492,313	(g)	Domino’s Pizza Master Issuer LLC, Series 2018 1A	4.116	07/25/48	1,484,948

3,250,000	(b),(g)	Elmwood CLO 26 Ltd, (TSFR3M + 3.600%), Series 2024 1A	7.893	04/18/37	3,281,184

4,862,500	(g)	EWC Master Issuer LLC, Series 2022 1A	5.500	03/15/52	4,774,268

184,207	(g)	HERO Funding Trust, Series 2017 2A	3.280	09/20/48	163,036

368,413	(g)	HERO Funding Trust, Series 2017 2A	4.070	09/20/48	334,303

3,750,000	(g)	HIFI A2, Series 2022 1A	3.939	02/01/62	3,636,724

230,408	(g)	Hilton Grand Vacations Trust, Series 2018 AA	4.000	02/25/32	229,776

655,691	(g)	Hilton Grand Vacations Trust, Series 2019 AA	2.840	07/25/33	642,335

14,754	(b)	Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1	3.986	06/25/33	14,468

977,642	(g)	Horizon Aircraft Finance II Ltd, Series 2019 1	3.721	07/15/39	938,534

5,337,796	(g)	Horizon Aircraft Finance III Ltd, Series 2019 2	3.425	11/15/39	5,092,258

3,000,000	(e),(g)	Industrial DPR Funding Ltd, Series 2022 1A	5.380	04/15/34	2,637,600

1,222,010	(g)	Jonah Energy Abs I LLC, Series 2022 1	7.200	12/10/37	1,228,892

1,929,178	(g)	Lunar Structured Aircraft Portfolio Notes, Series 2021 1	5.682	10/15/46	1,832,259

3,500,000	(b),(g)	Magnetite XXIII Ltd, (TSFR3M + 2.312%), Series 2019 23A	6.612	01/25/35	3,506,129

1,000,000	(b),(g)	Magnetite XXIII Ltd, (TSFR3M + 6.562%), Series 2019 23A	7.484	01/25/35	1,003,934

182,751		Mid-State Capital Corp Trust, Series 2005 1	5.745	01/15/40	182,393

800,000	(b),(g)	MSCG Trust, Series 2015 ALDR	3.462	06/07/35	776,266

4,310,000	(b),(g)	MSCG Trust, Series 2015 ALDR	3.462	06/07/35	4,126,697

585,622	(g)	MVW LLC, Series 2021 2A	2.230	05/20/39	552,747

325,400	(g)	MVW Owner Trust, Series 2019 1A	3.330	11/20/36	324,129

1,730,000	(b),(g)	Myers Park CLO Ltd, (TSFR3M + 1.862%), Series 2018 1A	6.155	10/20/30	1,731,484

1,500,000	(g)	NBC Funding LLC, Series 2021 1	4.970	07/30/51	1,432,352

1,000,000	(g)	Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A	4.230	01/20/51	956,977

1,000,000	(b),(g)	Palmer Square CLO Ltd, (TSFR3M + 3.212%), Series 2021 3A	5.462	01/15/35	1,001,187

2,500,000	(b),(g)	Palmer Square CLO Ltd, (TSFR3M + 3.050%), Series 2022 1A	7.343	04/20/35	2,502,805

600,000	(g)	Progress Residential Trust, Series 2021 SFR9	2.711	11/17/40	552,204

647,153	(g)	Sierra Timeshare Receivables Funding LLC, Series 2021 1A	1.790	11/20/37	631,280

5,875,000	(g)	Stack Infrastructure Issuer LLC, Series 2021 1A	1.877	03/26/46	5,696,388

2,166,032	(g)	START Ireland, Series 2019 1	5.095	03/15/44	2,156,426

109,218	(b)	Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8	5.335	09/25/34	104,336

See Notes to Financial Statements	241

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET BACKED (continued)

$10,274,250	(g)	Subway Funding LLC, Series 2024 1A	6.028%	07/30/54	$10,348,097

4,563,713	(g)	Taco Bell Funding LLC, Series 2021 1A	1.946	08/25/51	4,321,415

4,833,900	(g)	Taco Bell Funding LLC, Series 2021 1A	2.294	08/25/51	4,335,842

2,500,000	(b),(g)	TCW CLO Ltd, (LIBOR 3 M + 7.122%), Series 2021 2A	6.985	07/25/34	2,437,500

3,401,448		United Airlines Pass Through Trust, Series 2018 1	3.700	03/01/30	3,188,033

8,688,386	(g)	Vine, Series 2020 1A	2.790	11/15/50	8,098,591

896,930	(g)	Vine, Series 2020 1A	6.420	11/15/50	880,151

1,832,628	(g)	Vivint Colar Financing V LLC, Series 2018 1A	7.370	04/30/48	1,734,803

927,317	(g)	Wendys Funding LLC, Series 2018 1A	3.884	03/15/48	897,558

5,588,946	(g)	Wendy’s Funding LLC, Series 2021 1A	2.370	06/15/51	5,075,468

6,000,000	(g)	Zayo Issuer LLC, Series 2025 1A	5.648	03/20/55	6,024,887

2,250,000	(g)	Zayo Issuer LLC, Series 2025 1A	8.659	03/20/55	2,273,237

		TOTAL ASSET BACKED			188,797,972

		OTHER MORTGAGE BACKED - 9.1%

8,000,000	(g)	225 Liberty Street Trust, Series 2016 225L	3.597	02/10/36	7,567,148

139,246	(b),(g)	Agate Bay Mortgage Trust, Series 2015 6	3.500	09/25/45	128,323

1,895,000	(b),(g)	ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND	7.012	07/15/41	1,893,414

3,000,000	(b),(g)	BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF	6.670	02/15/42	2,996,563

2,000,000	(b)	BANK, Series 2017 BNK8	3.948	11/15/50	1,781,951

3,000,000	(g)	BANK, Series 2019 BN21	2.500	10/17/52	2,146,871

1,000,000		BANK, Series 2019 BN21	3.093	10/17/52	898,945

1,000,000		BANK, Series 2019 BN23	3.455	12/15/52	884,469

2,000,000		BANK, Series 2020 BN30	1.925	12/15/53	1,692,973

1,696,000		BANK, Series 2019 BN20	3.011	09/15/62	1,557,006

2,000,000	(b)	BANK5, Series 2023 5YR1	6.260	04/15/56	2,076,050

1,725,000		BANK5, Series 2024 5YR7	5.769	06/15/57	1,784,529

4,500,000	(b),(g)	BBCMS Mortgage Trust, Series 2018 CHRS	4.267	08/05/38	3,727,186

500,000	(g)	BBCMS Trust, Series 2015 SRCH	4.798	08/10/35	472,221

2,500,000	(b),(g)	BBCMS Trust, Series 2015 SRCH	4.957	08/10/35	2,300,237

1,769,000	(b),(g)	Benchmark Mortgage Trust, Series 2020 IG2	2.791	09/15/48	1,511,743

2,800,000	(b),(g)	Benchmark Mortgage Trust, Series 2020 IG3	3.131	09/15/48	2,268,717

5,000,000	(b),(g)	Benchmark Mortgage Trust, Series 2020 IG3	3.536	09/15/48	4,702,657

1,000,000	(b)	Benchmark Mortgage Trust, Series 2018 B2	4.305	02/15/51	785,128

2,000,000		Benchmark Mortgage Trust, Series 2018 B8	4.232	01/15/52	1,940,356

1,100,000		Benchmark Mortgage Trust, Series 2019 B9	4.267	03/15/52	1,056,140

2,000,000	(b)	Benchmark Mortgage Trust, Series 2018 B7	4.510	05/15/53	1,965,202

9,100,000	(g)	Benchmark Mortgage Trust, Series 2020 B18	4.139	07/15/53	8,817,471

6,500,000	(b)	Benchmark Mortgage Trust, Series 2021 B23	2.563	02/15/54	4,691,458

2,230,000		Benchmark Mortgage Trust, Series 2021 B27	2.390	07/15/54	1,898,141

2,000,000		Benchmark Mortgage Trust, Series 2023 B38	5.626	04/15/56	2,013,637

3,540,000		Benchmark Mortgage Trust, Series 2019 B14	3.493	12/15/62	2,884,845

1,900,000	(b)	Benchmark Mortgage Trust, Series 2019 B14	3.754	12/15/62	1,487,920

1,500,000		Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series	0.000	08/15/52	1,236,858

3,550,000	(b),(g)	BX Commercial Mortgage Trust, (TSFR1M + 1.946%), Series 2019 IMC	6.265	04/15/34	3,506,411

2,000,000	(b),(g)	BXP Trust, Series 2021 601L	2.775	01/15/44	1,538,748

2,250,000	(b)	Cantor Commercial Real Estate Lending, Series 2019 CF1	4.352	05/15/52	1,815,874

1,800,000	(b)	CD Mortgage Trust, Series 2016 CD2	3.879	11/10/49	1,548,698

1,000,000	(b)	CD Mortgage Trust, Series 2016 CD2	3.952	11/10/49	597,476

1,400,000	(b)	CD Mortgage Trust, Series 2017 CD3	4.539	02/10/50	595,320

4,000,000	(b),(g)	Century Plaza Towers, Series 2019 CPT	2.997	11/13/39	3,237,990

216,373	(b),(g)	CF Mortgage Trust, Series 2020 P1	2.840	04/15/25	215,722

8,750,000	(b),(g)	CF Mortgage Trust, Series 2020 P1	3.603	04/15/52	7,912,782

5,000,000	(b)	CFCRE Commercial Mortgage Trust, Series 2016 C6	3.502	11/10/49	4,814,506

157,633	(b),(g)	CIM Trust, Series 2021 J2	2.670	04/25/51	127,103

3,400,000	(b),(g)	Citigroup Commercial Mortgage Trust, (TSFR1M + 2.014%), Series 2021 PRM2	6.334	10/15/38	3,335,953

653,870	(b),(g)	Citigroup Commercial Mortgage Trust, Series 2014 GC23	4.663	07/10/47	620,460

2,600,000	(b)	Citigroup Commercial Mortgage Trust, Series 2015 GC29	3.758	04/10/48	2,517,800

1,650,000	(b)	Citigroup Commercial Mortgage Trust, Series 2015 GC29	4.200	04/10/48	1,513,375

2,717,806		Citigroup Commercial Mortgage Trust, Series 2016 GC37	4.233	04/10/49	2,634,352

1,670,000		Citigroup Commercial Mortgage Trust, Series 2019 GC41	3.018	08/10/56	1,495,097

2,999,289	(b),(g)	COMM Mortgage Trust, Series 2013 LC13	5.372	08/10/46	2,576,164

4,520,250	(b)	COMM Mortgage Trust, Series 2014 CR14	3.572	02/10/47	4,339,439

242	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$2,916,223		COMM Mortgage Trust, Series 2014 CR17	4.377%	05/10/47	$2,851,890

5,150,000	(b),(g)	COMM Mortgage Trust, Series 2014 UBS3	4.767	06/10/47	2,451,091

2,500,000	(g)	COMM Mortgage Trust, Series 2015 CR22	3.000	03/10/48	1,736,216

2,600,000	(b),(g)	COMM Mortgage Trust, Series 2015 CR22	4.044	03/10/48	1,996,447

3,340,500	(b)	COMM Mortgage Trust, Series 2015 CR22	4.044	03/10/48	2,967,288

2,500,000	(b)	COMM Mortgage Trust, Series 2015 CR23	4.492	05/10/48	2,036,376

1,500,000	(b)	COMM Mortgage Trust, Series 2015 LC21	4.043	07/10/48	1,493,398

2,500,000	(b)	COMM Mortgage Trust, Series 2015 CR24	3.463	08/10/48	2,074,275

2,500,000	(b)	COMM Mortgage Trust, Series 2015 CR24	4.352	08/10/48	2,455,976

3,000,000	(b)	COMM Mortgage Trust, Series 2015 CR24	4.352	08/10/48	2,790,311

3,175,000	(b)	COMM Mortgage Trust, Series 2015 CR26	4.463	10/10/48	2,953,592

2,500,000	(b)	COMM Mortgage Trust, Series 2018 COR3	4.516	05/10/51	2,175,778

2,475,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05	7.340	04/25/42	2,540,001

2,500,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 7.000%), Series 2022 R05	11.340	04/25/42	2,703,783

15,060,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06	8.190	05/25/42	15,756,680

3,565,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08	7.940	07/25/42	3,720,564

5,675,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09	9.086	09/25/42	6,082,507

9,681,000	(b),(g)	Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01	8.086	12/25/42	10,200,645

1,850,000	(b),(g)	CSMC, Series 2019 NQM1	3.388	10/25/59	1,753,595

1,799,583	(b),(g)	CSMC, Series 2021 NQM1	2.130	05/25/65	1,369,792

1,683,161	(b),(g)	CSMC, Series 2021 NQM8	2.405	10/25/66	1,477,362

5,065,000		DBJPMortgage Trust, Series 2016 C1	3.539	05/10/49	4,940,016

2,425,000		DBJPMortgage Trust, Series 2020 C9	1.926	08/15/53	2,101,546

1,498,256	(b),(g)	ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP	6.553	11/15/38	1,491,738

783,019	(b),(g)	Flagstar Mortgage Trust, Series 2017 2	3.980	10/25/47	713,686

27,676	(b),(g)	Flagstar Mortgage Trust, Series 2018 5	4.000	09/25/48	26,133

1,200,236	(b),(g)	Flagstar Mortgage Trust, Series 2021 2	2.500	04/25/51	976,256

1,585,845	(b),(g)	Flagstar Mortgage Trust, Series 2021 4	2.500	06/01/51	1,289,905

1,013,818	(b),(g)	Flagstar Mortgage Trust, Series 2021 5INV	3.343	07/25/51	830,534

355,598	(b),(g)	Flagstar Mortgage Trust, Series 2021 7	2.926	08/25/51	290,137

7,519,045	(b),(g)	Flagstar Mortgage Trust, Series 2021 10IN	3.000	10/25/51	6,365,425

5,200,000	(b),(g)	GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%), Series 2021 ARDN	6.484	11/15/36	5,120,945

3,000,000	(b),(g)	GS Mortgage Securities Corp Trust, (TSFR1M + 3.464%), Series 2021 ARDN	7.784	11/15/36	2,969,516

2,250,000	(b)	GS Mortgage Securities Trust, Series 2016 GS3	3.979	10/10/49	2,076,323

3,725,000	(b)	GS Mortgage Securities Trust, Series 2016 GS4	3.949	11/10/49	3,255,649

2,000,000	(g)	GS Mortgage Securities Trust, Series 2017 GS7	3.000	08/10/50	1,745,994

3,800,000	(b)	GS Mortgage Securities Trust, Series 2019 GC38	4.158	02/10/52	3,620,415

1,500,000	(b)	GS Mortgage Securities Trust, Series 2019 GC38	4.761	02/10/52	1,367,341

1,000,000	(b)	GS Mortgage Securities Trust, Series 2020 GC45	3.405	02/13/53	883,427

3,000,000		GS Mortgage Securities Trust, Series 2020 GSA2	2.012	12/12/53	2,557,884

42,126	(b),(g)	GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2	4.000	11/25/49	39,756

98,955	(b),(g)	GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2	4.000	11/25/49	93,386

217,889	(b),(g)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4	3.000	01/25/51	187,163

14,126,191	(b),(g)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	0.251	03/27/51	175,249

403,032	(b),(g)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	3.000	03/27/51	346,204

943,277	(b),(g)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6	2.500	05/25/51	771,650

4,943,150	(b),(g)	GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5	2.500	10/25/51	4,020,694

3,428,221	(b),(g)	GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2	3.000	06/25/52	2,902,242

259,727	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2020 PJ1	3.611	05/25/50	229,331

405,586	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2021 GR1	3.091	11/25/51	340,016

512,120	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2021 INV1	3.023	12/25/51	405,744

7,889,523	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.500	01/25/52	6,417,236

3,819,432	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2021 PJ8	2.500	01/25/52	3,106,676

1,453,908	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2021 PJ7	2.721	01/25/52	1,170,281

1,000,411	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2022 LTV1	3.245	06/25/52	825,110

1,959,443	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2022 INV1	3.000	07/25/52	1,658,813

3,475,629	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2022 HP1	3.000	09/25/52	2,942,376

2,416,221	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2022 PJ5	3.000	10/25/52	2,045,509

4,342,512	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2022 LTV2	4.362	12/25/52	3,908,725

2,139,374	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2022 PJ6	3.000	01/25/53	1,811,138

3,132,338	(b),(g)	GS Mortgage-Backed Securities Trust, Series 2023 PJ1	3.500	02/25/53	2,738,973

164,394	(g)	GSMPS Mortgage Loan Trust, Series 2005 RP2	7.500	03/25/35	162,629

See Notes to Financial Statements	243

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$146,951	(g)	GSMPS Mortgage Loan Trust, Series 2005 RP3	7.500%	09/25/35	$147,384

2,500,000	(b),(g)	Houston Galleria Mall Trust, Series 2025 HGLR	5.462	02/05/45	2,538,047

5,500,000	(b),(g)	HTL Commercial Mortgage Trust, Series 2024 T53	7.088	05/10/39	5,616,548

2,250,000	(b),(g)	Hudson Yards Mortgage Trust, Series 2019 30HY	3.443	07/10/39	2,027,994

1,000,000	(b),(g)	Hudson Yards Mortgage Trust, Series 2019 55HY	2.943	12/10/41	873,850

467,092	(b),(g)	Imperial Fund Mortgage Trust, Series 2020 NQM1	2.051	10/25/55	440,264

440,000	(b),(g)	Imperial Fund Mortgage Trust, Series 2020 NQM1	3.531	10/25/55	400,342

302,409	(b),(g)	J.P. Morgan Mortgage Trust, Series 2022 5	2.955	09/25/52	238,028

24,426	(b)	JP Morgan Alternative Loan Trust, (TSFR1M + 0.674%), Series 2007 S1	4.995	04/25/47	23,549

191,612	(b),(g)	JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13	3.984	01/15/46	181,074

1,000,000	(g)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN	3.267	01/16/37	696,845

2,140,000		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2	2.822	08/15/49	2,084,000

691,034	(b),(g)	JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1	5.647	12/25/44	670,286

56,341	(b),(g)	JP Morgan Mortgage Trust, Series 2015 3	3.500	05/25/45	52,259

282,013	(b),(g)	JP Morgan Mortgage Trust, Series 2015 6	3.500	10/25/45	259,077

607,097	(b),(g)	JP Morgan Mortgage Trust, Series 2018 3	3.500	09/25/48	544,126

888,459	(b),(g)	JP Morgan Mortgage Trust, Series 2018 5	3.500	10/25/48	797,641

603,150	(b),(g)	JP Morgan Mortgage Trust, Series 2017 5	5.011	10/26/48	604,692

113,555	(b),(g)	JP Morgan Mortgage Trust, Series 2018 9	4.000	02/25/49	106,203

168,686	(b),(g)	JP Morgan Mortgage Trust, Series 2019 1	4.000	05/25/49	158,172

2,278,514	(b),(g)	JP Morgan Mortgage Trust, Series 2020 1	3.815	06/25/50	2,048,155

11,509,663	(b),(g)	JP Morgan Mortgage Trust, Series 2021 3	0.137	07/25/51	89,276

8,103,899	(b),(g)	JP Morgan Mortgage Trust, Series 2021 4	0.130	08/25/51	59,822

958,028	(b),(g)	JP Morgan Mortgage Trust, Series 2021 4	2.880	08/25/51	778,708

15,659,056	(b),(g)	JP Morgan Mortgage Trust, Series 2021 6	0.133	10/25/51	119,399

2,800,182	(b),(g)	JP Morgan Mortgage Trust, Series 2021 6	2.500	10/25/51	2,281,056

4,256,184	(b),(g)	JP Morgan Mortgage Trust, Series 2021 INV2	0.400	12/25/51	105,327

937,682	(b),(g)	JP Morgan Mortgage Trust, Series 2021 10	2.500	12/25/51	762,698

809,919	(b),(g)	JP Morgan Mortgage Trust, Series 2021 INV4	3.207	01/25/52	654,507

1,001,203	(b),(g)	JP Morgan Mortgage Trust, Series 2021 12	2.500	02/25/52	816,364

628,135	(b),(g)	JP Morgan Mortgage Trust, Series 2022 INV1	3.293	03/25/52	526,281

1,508,760	(b),(g)	JP Morgan Mortgage Trust, Series 2021 14	2.500	05/25/52	1,227,206

960,785	(b),(g)	JP Morgan Mortgage Trust, Series 2021 LTV2	2.927	05/25/52	826,537

276,855	(b),(g)	JP Morgan Mortgage Trust, Series 2021 INV8	3.285	05/25/52	224,661

1,466,142	(b),(g)	JP Morgan Mortgage Trust, Series 2022 2	3.000	08/25/52	1,243,942

2,034,934	(b),(g)	JP Morgan Mortgage Trust, Series 2022 INV3	3.000	09/25/52	1,726,530

3,752,378	(b),(g)	JP Morgan Mortgage Trust, Series 2022 LTV2	3.500	09/25/52	3,290,512

2,776,638	(b),(g)	JP Morgan Mortgage Trust, Series 2022 7	3.000	12/25/52	2,350,629

895,634	(b),(g)	JP Morgan Mortgage Trust, Series 2022 7	4.000	12/25/52	809,429

1,581,157		JPMBB Commercial Mortgage Securities Trust, Series 2014 C22	4.110	09/15/47	1,531,199

1,778,355	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2014 C23	4.466	09/15/47	1,712,965

1,550,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2014 C23	4.466	09/15/47	1,455,225

1,100,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2014 C22	4.510	09/15/47	1,049,146

5,000,000		JPMBB Commercial Mortgage Securities Trust, Series 2015 C27	3.634	02/15/48	4,671,348

3,500,000		JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.106	08/15/48	3,436,339

5,500,000	(b)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.599	08/15/48	5,246,151

2,500,000	(b),(g)	JPMBB Commercial Mortgage Securities Trust, Series 2016 C1	4.200	03/17/49	2,176,331

978,891		JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7	3.379	09/15/50	955,995

2,800,000		JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7	2.536	05/13/53	2,221,044

1,500,000	(b),(g)	KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4	5.620	03/15/42	1,492,965

297,664		MASTR Alternative Loan Trust, Series 2004 1	7.000	01/25/34	306,027

2,140,000	(b)	Morgan Stanley Capital I Trust, Series 2015 MS1	3.779	05/15/48	2,131,343

300,000		Morgan Stanley Capital I Trust, Series 2017 HR2	3.587	12/15/50	290,105

2,150,000	(b)	Morgan Stanley Capital I Trust, Series 2018 H3	4.429	07/15/51	2,091,409

2,000,000	(b),(g)	Morgan Stanley Capital I Trust, Series 2024 NSTB	3.900	09/24/57	1,897,914

833,248	(b),(g)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4	2.500	07/25/51	744,233

2,348,738	(b),(g)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1	4.000	02/25/53	2,144,582

1,500,000	(g)	MRCD Mortgage Trust, Series 2019 PARK	2.718	12/15/36	1,064,265

2,050,000	(b),(g)	MTK Mortgage Trust, (TSFR1M + 1.864%), Series 2021 GRNY	6.184	12/15/38	2,036,406

9,507,202	(b),(g)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE	5.915	07/15/36	8,997,911

3,000,000	(b),(g)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE	7.899	07/15/36	2,156,356

4,500,000	(b),(g)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE	8.649	07/15/36	2,981,550

244	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$823,946	(b),(g)	New Residential Mortgage Loan Trust, Series 2022 INV1	3.513%	03/25/52	$664,648

56,088	(b)	New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3	4.915	02/25/36	55,723

4,750,000	(b),(g)	NRTH Mortgage Trust, (TSFR1M + 1.641%), Series 2024 PARK	5.960	03/15/39	4,753,732

3,750,000	(b),(g)	NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV	7.159	08/15/29	3,762,106

4,680,067	(b),(g)	OBX Trust, Series 2021 J2	2.500	07/25/51	3,806,706

185,519	(b),(g)	OBX Trust, Series 2022 J2	3.433	08/25/52	157,694

3,551,291	(b),(g)	OBX Trust, Series 2022 INV5	4.000	10/25/52	3,208,306

1,397,817	(b),(g)	Oceanview Mortgage Trust, Series 2021 1	2.500	05/25/51	1,136,966

971,048	(b),(g)	Oceanview Mortgage Trust, Series 2022 1	4.500	11/25/52	912,502

5,500,000	(g)	One Bryant Park Trust, Series 2019 OBP	2.516	09/15/54	4,917,065

2,000,000	(b),(g)	ONNI Commerical Mortgage Trust, Series 2024 APT	5.555	07/15/39	2,023,281

2,800,000	(b),(g)	OPEN Trust, (TSFR1M + 5.236%), Series 2023 AIR	9.555	11/15/40	2,817,541

1,500,000	(b),(g)	PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF	5.314	07/15/38	1,439,677

1,240,440	(b),(g)	RCKT Mortgage Trust, Series 2022 4	3.500	06/25/52	1,087,759

135,563	(b),(g)	Sequoia Mortgage Trust, Series 2015 2	3.500	05/25/45	124,431

168,513	(b),(g)	Sequoia Mortgage Trust, Series 2016 1	3.500	06/25/46	154,432

494,587	(b),(g)	Sequoia Mortgage Trust, Series 2017 2	3.500	02/25/47	448,081

1,024,647	(b),(g)	Sequoia Mortgage Trust, Series 2017 6	3.718	09/25/47	967,783

190,121	(b),(g)	Sequoia Mortgage Trust, Series 2018 3	3.500	03/25/48	172,246

14,057	(b),(g)	Sequoia Mortgage Trust, Series 2018 7	4.000	09/25/48	13,301

1,589,422	(b),(g)	Sequoia Mortgage Trust, Series 2020 3	3.000	04/25/50	1,360,640

179,608	(b),(g)	Sequoia Mortgage Trust, Series 2021 1	2.657	03/25/51	145,357

2,500,000	(g)	SLG Office Trust, Series 2021 OVA	2.851	07/15/41	2,073,250

2,341,333	(b),(g)	Verus Securitization Trust, Series 2021 7	2.240	10/25/66	2,036,981

1,500,000	(b),(g)	VNDO Trust, Series 2016 350P	3.903	01/10/35	1,411,126

4,891	(b)	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004 RA3	5.576	08/25/38	4,847

2,000,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1	4.007	05/15/48	1,932,561

1,300,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2015 P2	4.818	12/15/48	1,268,951

2,000,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2024 C63	5.820	08/15/57	2,038,480

1,200,000	(g)	Wells Fargo Commercial Mortgage Trust, Series 2015 NXS3	3.153	09/15/57	1,131,221

58,303	(b),(g)	Wells Fargo Mortgage Backed Securities Trust, Series 2019 2	4.000	04/25/49	55,367

263,891	(b),(g)	Wells Fargo Mortgage Backed Securities Trust, Series 2020 4	3.000	07/25/50	225,095

6,091,847	(b),(g)	Wells Fargo Mortgage Backed Securities Trust, Series 2021 2	2.500	06/25/51	4,955,029

1,153,750	(b),(g)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 2	2.500	12/25/51	938,446

1,441,759	(b),(g)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.000	03/25/52	1,223,253

1,833,512	(b),(g)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.427	03/25/52	1,520,767

2,497,375	(b),(g)	Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1	3.500	03/25/52	2,191,541

81,899	(b),(g)	WinWater Mortgage Loan Trust, Series 2014 1	3.928	06/20/44	70,103

		TOTAL OTHER MORTGAGE BACKED			415,019,991

		TOTAL STRUCTURED ASSETS (Cost $648,010,114)			603,817,963

		TOTAL LONG-TERM INVESTMENTS (Cost $4,720,389,126)			4,483,900,647

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%

54,101,864	(m)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360(n)		54,101,864

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $54,101,864)			54,101,864

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.1%

		TREASURY DEBT - 1.1%

19,710,000		United States Treasury Bill	0.000	04/01/25	19,710,000

10,000,000		United States Treasury Bill	0.000	04/03/25	9,997,643

5,100,000		United States Treasury Bill	0.000	04/08/25	5,095,789

See Notes to Financial Statements	245

Portfolio of Investments March 31, 2025 (continued)

Core Plus Bond

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TREASURY DEBT (continued)

$16,092,000	United States Treasury Bill	0.000%	04/10/25	$16,074,902

	TOTAL TREASURY DEBT			50,878,334

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,878,429)			50,878,334

	TOTAL INVESTMENTS - 100.5% (Cost $4,825,369,419)			4,588,880,845

	OTHER ASSETS & LIABILITIES, NET - (0.5)%			(22,571,246)

	NET ASSETS - 100.0%			$4,566,309,599

COP	Colombia Peso

DOP	Dominican Republic Peso

ETF	Exchange Traded Fund

EUR	Euro

IDR	Indonesian Rupiah

LIBOR	London Interbank Offered Rate

M	Month

MYR	Malaysian Ringgit

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

PLN	Polish Zloty

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SOFR30A	30 Day Average Secured Overnight Financing Rate

TBD

Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

TSFR1M	CME Term Secured Overnight Financing Rate 1 Month

TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

TSFR6M	CME Term Secured Overnight Financing Rate 6 Month

UGX	Ugandan Shilling

UZS	Uzbekistani Som

ZAR	South African Rand

(a)	All or a portion of these securities represent an outstanding unfunded commitment.
(b)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d)	When-issued or delayed delivery security.
(e)	For fair value measurement disclosure purposes, investment classified as Level 3.
(f)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,326,331,519 or 28.9% of Total Investments.

(h)	Perpetual security. Maturity date is not applicable.
(i)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $59,883,728.
(j)

Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.7% of Total Investments.

(k)	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(l)	Affiliated holding
(m)	Investments made with cash collateral received from securities on loan.
(n)	The rate shown is the one-day yield as of the end of the reporting period.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

246	See Notes to Financial Statements

Forward Foreign Currency Contracts

Currency Purchased	Receive	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
	$1,532,908	EUR	1,480,905	Citibank N.A.	04/11/25	$(69,328)

Total						$(69,328)

Total unrealized appreciation on forward foreign currency contracts						$–

Total unrealized depreciation on forward foreign currency contracts						$(69,328)

EUR	Euro

Credit Default Swaps - Centrally Cleared

SOLD

Counterparty	Reference Entity	Fixed Rate (Annualized)	Current Credit Spread(a)	Fixed Rate Payment Frequency	Maturity Date	Notional Amount(b)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Citigroup Global Markets, Inc	CDX-NAHYS44V1-5Y	5.000%	5.00%	Quarterly	06/27/30	$403,500,000	$(21,537,174)	$(23,676,294)	$2,139,120

(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See Notes to Financial Statements	247

Portfolio of Investments March 31, 2025

5–15 Year Laddered Tax Exempt Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 97.5%

		LONG-TERM MUNICIPAL BONDS - 97.5%

		ALABAMA - 1.1%

$220,000		City of Andalusia AL	4.000%	10/01/33	$220,533

500,000		City of Birmingham AL	5.000	12/01/30	525,861

600,000		County of Jefferson AL Sewer Revenue	5.000	10/01/39	637,817

630,000		County of Mobile AL	5.000	02/01/34	668,000

250,000		Jackson County Board of Education	3.000	03/01/39	206,644

		TOTAL ALABAMA			2,258,855

		ALASKA - 0.3%

500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	510,813

		TOTAL ALASKA			510,813

		ARIZONA - 0.7%

150,000		Maricopa County Unified School District No 60 Higley	5.000	06/01/38	160,174

190,000		Pinal County Electric District No 3	5.000	07/01/33	194,123

1,005,000		Salt River Project Agricultural Improvement & Power District	5.000	01/01/38	1,040,442

		TOTAL ARIZONA			1,394,739

		ARKANSAS - 0.5%

1,000,000		City of Fort Smith AR Water & Sewer Revenue	5.000	10/01/32	1,044,431

		TOTAL ARKANSAS			1,044,431

		CALIFORNIA - 5.5%

1,510,000		California Health Facilities Financing Authority	5.000	09/01/33	1,542,741

1,200,000		California Housing Finance Agency	3.650	09/01/34	1,162,943

1,400,000	(a)	California Infrastructure & Economic Development Bank	9.500	01/01/65	1,400,014

2,500,000		City of Los Angeles Department of Airports	5.000	05/15/33	2,650,359

1,000,000		City of Los Angeles Department of Airports	5.000	05/15/35	1,049,036

800,000		Sacramento City Unified School District	5.000	08/01/39	856,192

2,475,000		State of California	4.000	03/01/36	2,513,062

		TOTAL CALIFORNIA			11,174,347

		COLORADO - 0.6%

1,000,000		Colorado Health Facilities Authority	4.000	11/15/38	983,753

250,000		Colorado Health Facilities Authority	5.000	12/01/41	251,176

		TOTAL COLORADO			1,234,929

		CONNECTICUT - 2.8%

765,000		Capital Region Development Authority	5.000	06/15/33	801,029

1,900,000		City of Bridgeport CT	5.000	06/01/34	2,029,244

330,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/30	338,660

350,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/32	360,362

350,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/33	359,738

1,540,000		State of Connecticut	3.000	01/15/36	1,377,487

255,000		State of Connecticut	5.000	11/15/38	275,347

200,000		State of Connecticut	5.000	01/15/39	217,855

		TOTAL CONNECTICUT			5,759,722

		DISTRICT OF COLUMBIA - 0.9%

1,435,000		Metropolitan Washington Airports Authority Aviation Revenue	5.000	10/01/32	1,500,687

300,000		Washington Metropolitan Area Transit Authority	5.000	07/01/32	310,410

		TOTAL DISTRICT OF COLUMBIA			1,811,097

		FLORIDA - 7.2%

2,500,000		Brevard County School District	5.000	07/01/31	2,587,152

210,000		City of Mount Dora FL Fire Protection Assessment Revenue	5.000	05/01/30	219,540

1,200,000		County of Miami-Dade FL Aviation Revenue	5.500	10/01/55	1,263,940

1,000,000		County of Miami-Dade FL Water & Sewer System Revenue	5.000	10/01/32	1,124,035

550,000		County of Okaloosa FL Sales Tax Revenue	5.000	10/01/33	582,615

490,000	(a)	Florida Development Finance Corp	12.000	07/15/32	519,863

750,000		Florida Development Finance Corp	4.000	11/15/39	731,909

1,000,000		Florida Development Finance Corp	5.000	07/01/41	973,126

1,200,000		Greater Orlando Aviation Authority	4.000	10/01/35	1,184,471

175,000		Hillsborough County Aviation Authority	5.000	10/01/31	181,986

190,000		Hillsborough County Aviation Authority	5.000	10/01/33	196,678

400,000		Hillsborough County Port District	5.000	06/01/29	417,981

248	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	FLORIDA (continued)

$1,000,000	Hillsborough County Port District	5.000%	06/01/33	$1,036,006

250,000	Palm Beach County School District	5.000	08/01/39	269,600

500,000	School District of Broward County	5.000	07/01/31	510,295

2,040,000	School District of Broward County	5.000	07/01/32	2,205,517

540,000	Volusia County Educational Facility Authority	5.000	10/15/32	556,987

	TOTAL FLORIDA			14,561,701

	GEORGIA - 6.4%

1,000,000	Athens-Clarke County Unified Government Development Authority	5.000	06/15/40	1,076,440

2,500,000	City of Atlanta GA Department of Aviation	4.000	07/01/34	2,491,577

1,000,000	Dahlonega Downtown Development Authority	4.000	07/01/37	980,274

1,250,000	Dahlonega Downtown Development Authority	4.000	07/01/38	1,203,193

1,000,000	Dahlonega Downtown Development Authority	5.000	07/01/39	1,022,902

865,000	Dalton Whitfield County Joint Development Authority	5.000	08/15/39	934,395

750,000	Gainesville & Hall County Hospital Authority	5.000	10/15/34	835,574

2,000,000	Macon Water Authority	5.000	10/01/54	2,086,733

1,000,000	Main Street Natural Gas, Inc	5.000	12/01/30	1,048,064

1,250,000	Main Street Natural Gas, Inc	5.000	12/01/32	1,319,602

	TOTAL GEORGIA			12,998,754

	GUAM - 0.2%

200,000	Port Authority of Guam	5.000	07/01/29	206,340

200,000	Port Authority of Guam	5.000	07/01/30	205,816

	TOTAL GUAM			412,156

	ILLINOIS - 8.7%

500,000	Chicago Housing Authority	5.000	01/01/33	514,969

270,000	City of LeRoy IL	3.000	12/01/35	235,185

200,000	City of Waukegan IL Water & Sewer System Revenue	5.000	12/30/31	214,563

1,750,000	County of Cook IL	5.000	11/15/31	1,798,900

1,355,000	County of Cook IL Sales Tax Revenue	4.000	11/15/39	1,303,730

2,000,000	Illinois Finance Authority	5.000	10/01/34	2,017,413

475,000	Illinois Finance Authority	5.000	10/01/36	482,290

1,825,000	Illinois State Toll Highway Authority	5.000	01/01/37	2,015,502

275,000	Illinois State Toll Highway Authority	5.000	01/01/39	299,175

225,000	Madison & Jersey Counties Unit School District No 11-Alton	5.000	12/01/30	234,329

300,000	Metropolitan Pier & Exposition Authority	5.000	12/15/34	308,680

2,500,000	Sales Tax Securitization Corp	5.000	01/01/31	2,698,479

1,655,000	State of Illinois	4.000	02/01/30	1,667,468

1,043,000	Village of Bolingbrook IL	4.000	03/01/30	1,049,650

545,000	Village of Broadview IL	5.000	12/01/30	566,891

745,000	Village of Broadview IL	5.000	12/01/33	772,257

1,005,000	Village of Lyons IL	4.000	12/01/36	1,005,883

500,000	Village of Matteson IL	5.000	12/01/35	519,444

	TOTAL ILLINOIS			17,704,808

	INDIANA - 1.4%

500,000	Brownsburg 1999 School Building Corp	5.000	01/15/30	522,808

1,045,000	Indianapolis Local Public Improvement Bond Bank	6.000	02/01/37	1,218,968

1,000,000	Indianapolis Local Public Improvement Bond Bank	6.000	02/01/39	1,152,449

	TOTAL INDIANA			2,894,225

	IOWA - 1.8%

3,470,000	Iowa Finance Authority	5.000	08/01/37	3,734,056

	TOTAL IOWA			3,734,056

	KENTUCKY - 1.4%

200,000	Kentucky State Property & Building Commission	3.500	05/01/32	195,032

1,250,000	Paducah Electric Plant Board	5.000	10/01/34	1,275,315

1,250,000	Paducah Electric Plant Board	5.000	10/01/35	1,274,949

	TOTAL KENTUCKY			2,745,296

	LOUISIANA - 0.9%

500,000	New Orleans Aviation Board	5.000	10/01/33	520,727

1,250,000	St. Tammany Parish Hospital Service District No	5.000	07/01/33	1,294,329

	TOTAL LOUISIANA			1,815,056

	MASSACHUSETTS - 1.5%

1,500,000	Commonwealth of Massachusetts	5.000	01/01/39	1,642,188

See Notes to Financial Statements	249

Portfolio of Investments March 31, 2025 (continued)

5–15 Year Laddered Tax Exempt Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MASSACHUSETTS (continued)

$750,000		Massachusetts Development Finance Agency	4.000%	07/01/45	$713,069

585,000		Town of Littleton MA	4.000	11/15/40	588,479

		TOTAL MASSACHUSETTS			2,943,736

		MICHIGAN - 3.6%

200,000		City of Monroe MI	4.000	05/01/36	201,668

500,000		Michigan Finance Authority	5.000	02/28/37	541,277

4,380,000		Michigan State Housing Development Authority	4.500	12/01/38	4,382,415

2,270,000		Wayne-Westland Community Schools	4.000	11/01/38	2,253,626

		TOTAL MICHIGAN			7,378,986

		MINNESOTA - 3.2%

1,055,000		City of Minneapolis MN	5.000	11/15/33	1,089,304

70,000		Duluth Economic Development Authority	5.000	02/15/33	72,400

250,000		Forest Lake Independent School District No 831	3.000	02/01/30	242,319

400,000		Hawley Independent School District No 150	5.000	02/01/38	420,862

1,500,000		Howard Lake-Waverly-Winsted Independent School District No 2687	5.000	02/01/36	1,644,358

2,500,000		Osseo Independent School District No 279	5.000	02/01/35	2,733,723

285,000		Plymouth Intermediate District No 287	4.000	05/01/31	285,196

		TOTAL MINNESOTA			6,488,162

		MISSISSIPPI - 2.2%

1,000,000		Mississippi Development Bank	5.000	03/01/35	1,006,919

800,000		Mississippi Development Bank	4.000	10/01/38	766,538

2,485,000		State of Mississippi Gaming Tax Revenue	5.000	10/15/33	2,589,633

		TOTAL MISSISSIPPI			4,363,090

		MISSOURI - 0.5%

425,000		Missouri Joint Municipal Electric Utility Commission	5.250	12/01/38	465,813

555,000		North Kansas City School District No 74	3.000	03/01/32	526,182

		TOTAL MISSOURI			991,995

		NEBRASKA - 0.5%

1,000,000		Nebraska Investment Finance Authority	4.150	09/01/40	980,356

		TOTAL NEBRASKA			980,356

		NEVADA - 1.3%

1,425,000		Clark County School District	4.000	06/15/40	1,384,537

700,000		County of Clark NV	3.125	11/01/35	652,922

500,000	(a)	State of Nevada Department of Business & Industry	9.500	01/01/65	498,376

		TOTAL NEVADA			2,535,835

		NEW JERSEY - 8.0%

2,500,000		New Jersey Economic Development Authority	5.000	11/01/35	2,624,940

1,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/29	1,019,707

765,000		New Jersey Transportation Trust Fund Authority	5.000	12/15/33	800,509

2,500,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/38	2,671,106

1,025,000		New Jersey Transportation Trust Fund Authority	4.000	06/15/39	986,531

2,500,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/39	2,689,595

3,900,000		New Jersey Transportation Trust Fund Authority	4.000	06/15/40	3,702,534

500,000		South Jersey Port Corp	5.000	01/01/48	493,490

1,300,000		Toms River Board of Education	3.000	07/15/38	1,098,428

		TOTAL NEW JERSEY			16,086,840

		NEW YORK - 5.2%

650,000		City of New York NY	5.000	08/01/39	676,937

200,000		Long Island Power Authority	3.000	09/01/36	179,635

545,000		Metropolitan Transportation Authority	4.000	11/15/34	545,367

220,000		Metropolitan Transportation Authority	4.000	11/15/37	214,673

1,250,000		Metropolitan Transportation Authority	5.000	11/15/50	1,258,867

200,000		New York City Municipal Water Finance Authority	3.500	06/15/32	200,030

350,000		New York City Transitional Finance Authority Future Tax Secured Revenue	4.000	05/01/37	350,048

125,000		New York State Dormitory Authority	5.000	07/01/38	134,808

750,000		New York State Dormitory Authority	5.000	10/01/38	811,169

1,000,000		New York State Dormitory Authority	5.000	10/01/39	1,073,997

535,000		New York State Dormitory Authority	5.250	10/01/40	581,320

305,000		New York State Urban Development Corp	5.000	03/15/38	316,944

375,000		New York Transportation Development Corp	5.000	07/01/30	375,075

1,080,000		New York Transportation Development Corp	4.000	10/01/30	1,071,545

250	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	NEW YORK (continued)

$715,000	New York Transportation Development Corp	5.000%	01/01/36	$727,320

140,000	New York Transportation Development Corp	5.500	06/30/39	149,020

1,250,000	State of New York Mortgage Agency Homeowner Mortgage Revenue	4.650	10/01/50	1,228,724

500,000	Triborough Bridge & Tunnel Authority	5.000	11/15/37	547,225

100,000	Watervliet City School District	3.500	06/15/34	95,190

	TOTAL NEW YORK			10,537,894

	NORTH CAROLINA - 1.5%

100,000	Appalachian State University	3.000	10/01/31	95,868

300,000	North Carolina Housing Finance Agency	4.000	07/01/39	292,225

830,000	North Carolina Housing Finance Agency	4.900	07/01/43	831,916

750,000	Town of Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/45	708,269

920,000	Town of Huntersville NC	5.000	12/01/36	1,043,504

	TOTAL NORTH CAROLINA			2,971,782

	OHIO - 1.7%

1,000,000	American Municipal Power, Inc	5.000	02/15/34	1,049,638

200,000	City of Akron OH Income Tax Revenue	3.500	12/01/33	193,230

250,000	City of Toledo OH	4.000	12/01/30	254,895

200,000	City of Toledo OH	4.000	12/01/31	203,318

1,500,000	County of Miami OH	5.000	08/01/32	1,563,779

235,000	Jackson Milton Local School District	4.000	06/01/31	235,255

	TOTAL OHIO			3,500,115

	OKLAHOMA - 2.2%

3,500,000	Cushing Educational Facilities Authority	5.000	09/01/32	3,803,223

695,000	Marshall County Educational Facilities Authority	5.000	09/01/31	718,274

	TOTAL OKLAHOMA			4,521,497

	PENNSYLVANIA - 2.2%

2,000,000	Commonwealth of Pennsylvania	4.000	08/15/40	1,947,912

1,025,000	Norristown Area School District	4.000	09/01/31	1,035,373

505,000	State Public School Building Authority	5.000	10/01/34	540,391

915,000	Township of Northampton PA	4.000	05/15/33	915,669

	TOTAL PENNSYLVANIA			4,439,345

	RHODE ISLAND - 0.8%

1,435,000	Rhode Island Health and Educational Building Corp	5.000	05/15/36	1,575,652

	TOTAL RHODE ISLAND			1,575,652

	TENNESSEE - 1.6%

2,000,000	Metropolitan Government of Nashville & Davidson County TN	4.000	01/01/38	2,030,778

1,140,000	Metropolitan Government of Nashville & Davidson County TN	4.000	07/01/38	1,121,181

	TOTAL TENNESSEE			3,151,959

	TEXAS - 10.1%

1,105,000	Canyon Independent School District	4.000	02/15/38	1,106,953

205,000	City of Dallas TX	5.000	02/15/30	211,363

1,970,000	City of Houston TX	5.000	03/01/32	2,025,779

1,650,000	City of Houston TX Airport System Revenue	5.000	07/01/35	1,761,958

2,500,000	City of McKinney TX	5.000	08/15/39	2,727,920

2,000,000	City of San Antonio TX Electric & Gas Systems Revenue	5.000	02/01/46	2,063,504

1,225,000	El Paso County Community College District	5.000	04/01/38	1,238,881

400,000	Harris County Municipal Utility District No 367	3.000	09/01/31	373,405

1,000,000	North Texas Tollway Authority	5.000	01/01/30	1,047,581

865,000	Port Freeport TX	5.000	06/01/30	887,311

935,000	Port Freeport TX	5.000	06/01/32	955,331

1,250,000	Tarrant County Cultural Education Facilities Finance Corp	5.000	12/01/37	1,388,456

1,385,000	Texas Municipal Power Agency	3.000	09/01/40	1,137,236

2,000,000	Texas Water Development Board	4.000	10/15/41	1,960,322

1,370,000	University of Houston	4.000	02/15/37	1,343,527

285,000	Williamson County Municipal Utility District No 19	4.250	08/15/37	282,926

	TOTAL TEXAS			20,512,453

	UTAH - 1.3%

475,000	City of Salt Lake City UT Airport Revenue	5.000	07/01/31	492,899

1,000,000	City of Salt Lake City UT Airport Revenue	5.000	07/01/32	1,035,596

See Notes to Financial Statements	251

Portfolio of Investments March 31, 2025 (continued)

5–15 Year Laddered Tax Exempt Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTAH (continued)

$1,000,000		City of Salt Lake City UT Airport Revenue	5.000%	07/01/33	$1,033,299

		TOTAL UTAH			2,561,794

		VIRGIN ISLANDS - 1.2%

2,500,000	(a)	Virgin Islands Public Finance Authority	5.000	09/01/33	2,508,385

		TOTAL VIRGIN ISLANDS			2,508,385

		VIRGINIA - 3.2%

1,065,000		County of Fairfax VA Sewer Revenue	4.000	07/15/38	1,055,328

700,000		Virginia College Building Authority	3.000	02/01/32	672,626

1,750,000		Virginia Commonwealth Transportation Board	5.000	05/15/37	1,957,344

350,000		Virginia Housing Development Authority	4.375	07/01/38	353,439

2,000,000		Virginia Small Business Financing Authority	4.000	01/01/36	1,944,942

400,000		Virginia Small Business Financing Authority	5.000	12/31/47	408,486

		TOTAL VIRGINIA			6,392,165

		WASHINGTON - 1.9%

1,610,000		City of Tukwila WA	3.000	12/01/31	1,547,690

1,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/29	1,043,834

1,000,000		State of Washington	5.000	02/01/39	1,034,488

270,000		State of Washington	5.000	06/01/39	283,030

		TOTAL WASHINGTON			3,909,042

		WEST VIRGINIA - 2.0%

735,000		Berkeley County Public Service District	5.000	12/01/37	783,912

685,000		Berkeley County Public Service District	5.000	12/01/39	724,766

500,000		Berkeley County Public Service District	5.000	12/01/40	529,170

750,000		West Virginia Hospital Finance Authority	5.000	01/01/29	778,958

1,215,000		West Virginia Hospital Finance Authority	5.000	01/01/30	1,258,885

		TOTAL WEST VIRGINIA			4,075,691

		WISCONSIN - 1.4%

1,000,000		City of Milwaukee WI	4.000	04/01/33	1,006,363

1,000,000		City of Milwaukee WI	4.000	04/01/34	1,003,475

755,000		State of Wisconsin	4.000	05/01/41	728,519

		TOTAL WISCONSIN			2,738,357

		TOTAL LONG-TERM MUNICIPAL BONDS (Cost $200,872,990)			197,220,116

		TOTAL LONG-TERM INVESTMENTS (Cost $200,872,990)			197,220,116

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.4%

		TREASURY DEBT - 1.4%

2,863,000		United States Treasury Bill	0.000	04/01/25	2,863,000

		TOTAL TREASURY DEBT			2,863,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,863,000)			2,863,000

		TOTAL INVESTMENTS - 98.9% (Cost $203,735,990)			200,083,116

		OTHER ASSETS & LIABILITIES, NET - 1.1%			2,300,829

		NET ASSETS - 100.0%			$202,383,945

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,926,638 or 2.5% of Total Investments.

252	See Notes to Financial Statements

Consolidated Portfolio of Investments March 31, 2025

Green Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 98.6%

		BANK LOAN OBLIGATIONS - 1.8%

		COMMERCIAL & PROFESSIONAL SERVICES - 0.3%

$481,250	(a)	Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%)	8.939%	05/05/28	$466,610

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			466,610

		UTILITIES - 1.5%

420,098	(a)	Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%)	6.563	12/15/27	420,163

1,147,125	(a)	TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%)	6.299	05/30/29	1,152,505

995,000	(a)	Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%)	6.325	04/30/31	962,976

		TOTAL UTILITIES			2,535,644

		TOTAL BANK LOAN OBLIGATIONS (Cost $3,028,435)			3,002,254

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 57.6%

		AUTOMOBILES & COMPONENTS - 1.1%

1,250,000		Ford Motor Co	3.250	02/12/32	1,030,179

1,000,000		Toyota Motor Credit Corp	2.150	02/13/30	892,677

		TOTAL AUTOMOBILES & COMPONENTS			1,922,856

		BANKS - 2.6%

500,000		Arab Energy Fund	5.428	05/02/29	513,700

1,000,000	(b)	Cooperatieve Rabobank UA	1.106	02/24/27	968,990

1,000,000		JPMorgan Chase & Co	6.070	10/22/27	1,023,610

1,000,000		M&T Bank Corp	4.833	01/16/29	1,000,472

1,000,000		Wells Fargo & Co	4.540	08/15/26	999,535

		TOTAL BANKS			4,506,307

		CAPITAL GOODS - 0.7%

1,250,000		Conservation Fund	3.474	12/15/29	1,173,452

		TOTAL CAPITAL GOODS			1,173,452

		COMMERCIAL & PROFESSIONAL SERVICES - 0.3%

500,000		Nature Conservancy	1.511	07/01/29	436,645

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			436,645

		CONSUMER DURABLES & APPAREL - 0.1%

250,000		Whirlpool Corp	2.400	05/15/31	210,018

		TOTAL CONSUMER DURABLES & APPAREL			210,018

		CONSUMER SERVICES - 0.4%

750,000		Family Forest Impact Foundation LLC	5.500	07/01/32	745,025

		TOTAL CONSUMER SERVICES			745,025

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%

1,000,000		SYSCO Corp	2.400	02/15/30	899,152

1,575,000		Walmart, Inc	1.800	09/22/31	1,350,420

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			2,249,572

		ENERGY - 2.6%

800,000	(b)	Amazon Conservation DAC	6.034	01/16/42	798,000

2,000,000	(c)	CIF Capital Markets Mechanism plc	4.750	01/22/28	2,031,677

1,000,000	(b)	New York State Electric & Gas Corp	5.650	08/15/28	1,030,820

575,000	(b)	Raizen Fuels Finance S.A.	6.450	03/05/34	581,028

		TOTAL ENERGY			4,441,525

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%

406,000		ERP Operating LP	4.150	12/01/28	400,741

1,225,000		Host Hotels & Resorts LP	5.700	07/01/34	1,225,623

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			1,626,364

		FINANCIAL SERVICES - 5.8%

1,000,000		BB Blue Financing DAC	4.395	09/20/29	999,285

1,000,000		BB Blue Financing DAC	4.395	09/20/37	979,629

1,000,000		Goldman Sachs Group, Inc	4.387	06/15/27	998,386

1,000,000	(b)	GPS Blue Financing DAC	5.645	11/09/41	986,184

1,000,000	(b)	Hannon Armstrong Sustainable Infrastructure Capital, Inc	6.375	07/01/34	988,392

250,000	(b)	HAT Holdings I LLC	3.375	06/15/26	242,492

250,000	(b)	HAT Holdings I LLC	8.000	06/15/27	258,807

See Notes to Financial Statements	253

Consolidated Portfolio of Investments March 31, 2025 (continued)

Green Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 5.8% (continued)

$1,100,000		Kreditanstalt fuer Wiederaufbau	4.375%	02/28/34	$1,106,510

1,000,000		Mastercard, Inc	1.900	03/15/31	867,804

1,000,000		National Rural Utilities Cooperative Finance Corp	1.350	03/15/31	821,887

1,000,000		National Rural Utilities Cooperative Finance Corp	4.150	12/15/32	945,347

285,000	(b)	Starwood Property Trust, Inc	4.375	01/15/27	276,968

482,417	(b)	WLB Asset II C Pte Ltd	3.900	12/23/25	465,774

		TOTAL FINANCIAL SERVICES			9,937,465

		FOOD, BEVERAGE & TOBACCO - 2.2%

2,000,000	(b)	Mars, Inc	4.650	04/20/31	1,990,792

250,000	(b)	NBM US Holdings, Inc	6.625	08/06/29	249,943

1,000,000		PepsiCo, Inc	3.900	07/18/32	954,044

1,000,000		PepsiCo, Inc	2.875	10/15/49	659,585

		TOTAL FOOD, BEVERAGE & TOBACCO			3,854,364

		HEALTH CARE EQUIPMENT & SERVICES - 0.4%

1,000,000		Kaiser Foundation Hospitals	2.810	06/01/41	717,088

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			717,088

		INSURANCE - 2.9%

1,300,000	(b)	Metropolitan Life Global Funding I	0.950	07/02/25	1,288,329

1,000,000	(b)	Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen	5.875	05/23/42	1,019,875

1,000,000		Prudential Financial, Inc	1.500	03/10/26	973,696

2,000,000	(b)	USAA Capital Corp	2.125	05/01/30	1,785,996

		TOTAL INSURANCE			5,067,896

		MATERIALS - 3.0%

750,000		Air Products and Chemicals, Inc	4.800	03/03/33	749,931

1,000,000		Air Products and Chemicals, Inc	4.850	02/08/34	994,168

685,000	(b)	Alcoa Nederland Holding BV	7.125	03/15/31	705,121

1,000,000	(b)	FMG Resources August 2006 Pty Ltd	6.125	04/15/32	986,261

570,000	(b)	LG Chem Ltd	4.375	07/14/25	569,288

900,000	(b)	Smurfit Kappa Treasury ULC	5.200	01/15/30	914,632

186,250	(b)	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	187,316

		TOTAL MATERIALS			5,106,717

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%

1,000,000		Pfizer, Inc	2.625	04/01/30	914,596

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			914,596

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%

1,000,000		Intel Corp	4.150	08/05/32	927,063

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			927,063

		TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%

2,000,000		Apple, Inc	3.000	06/20/27	1,954,168

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,954,168

		TELECOMMUNICATION SERVICES - 1.4%

1,025,000	(b)	Turkcell Iletisim Hizmetleri AS.	7.650	01/24/32	1,035,691

1,000,000		Verizon Communications, Inc	2.850	09/03/41	703,702

1,000,000		Verizon Communications, Inc	3.875	03/01/52	747,221

		TOTAL TELECOMMUNICATION SERVICES			2,486,614

		TRANSPORTATION - 1.0%

2,000,000		Norfolk Southern Corp	2.300	05/15/31	1,747,356

		TOTAL TRANSPORTATION			1,747,356

		UTILITIES - 28.7%

1,000,000		AES Corp	7.600	01/15/55	1,009,109

527,000		Ameren Illinois Co	2.900	06/15/51	335,877

325,000		American Water Capital Corp	5.250	03/01/35	326,783

900,000	(b)	California Buyer Ltd	6.375	02/15/32	872,691

570,000		CenterPoint Energy Houston Electric LLC	5.300	04/01/53	543,659

1,075,000	(b)	Comision Federal de Electricidad	5.700	01/24/30	1,051,995

215,000	(b)	Consorcio Transmantaro SA	4.700	04/16/34	206,839

602,679		Consumers 2023 Securitization Funding LLC	5.550	03/01/28	610,591

888,416	(b)	Continental Wind LLC	6.000	02/28/33	913,027

500,000	(b)	ContourGlobal Power Holdings S.A.	6.750	02/28/30	502,200

1,000,000		Dominion Energy, Inc	2.250	08/15/31	850,905

2,000,000		DTE Electric Co	1.900	04/01/28	1,865,929

254	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 28.7% (continued)

$1,000,000		DTE Electric Co	3.950%	03/01/49	$790,774

1,000,000		DTE Electric Co	3.250	04/01/51	690,289

1,000,000		Duke Energy Carolinas LLC	2.850	03/15/32	880,212

1,500,000		Duke Energy Carolinas LLC	3.550	03/15/52	1,060,704

1,000,000		Duke Energy Florida LLC	2.500	12/01/29	914,796

1,000,000		Duke Energy Florida LLC	3.000	12/15/51	635,055

1,000,000		Duke Energy Progress LLC	3.450	03/15/29	963,320

1,000,000		Duke Energy Progress LLC	4.000	04/01/52	767,065

250,000	(b)	Electricite de France S.A.	3.625	10/13/25	248,296

1,000,000		Georgia Power Co	3.250	04/01/26	988,888

350,000	(b)	International Development Association	4.500	02/12/35	353,317

1,000,000	(b)	Liberty Utilities Finance GP	2.050	09/15/30	860,232

1,000,000		MidAmerican Energy Co	3.100	05/01/27	976,709

500,000		MidAmerican Energy Co	2.700	08/01/52	305,265

975,000		MidAmerican Energy Co	5.850	09/15/54	1,001,611

1,050,000		MidAmerican Energy Co	5.300	02/01/55	997,064

2,000,000	(b)	New York State Electric & Gas Corp	2.150	10/01/31	1,694,724

1,016,000	(b),(d)	NextEra Energy Operating Partners LP	7.250	01/15/29	999,461

2,000,000	(b)	Niagara Mohawk Power Corp	1.960	06/27/30	1,729,108

1,000,000		Northern States Power Co	5.400	03/15/54	970,924

500,000		Northwest Natural Gas Co	3.078	12/01/51	309,300

2,000,000		Oncor Electric Delivery Co LLC	0.550	10/01/25	1,960,133

250,000		Oncor Electric Delivery Co LLC	4.150	06/01/32	237,717

1,000,000		Pacific Gas and Electric Co	6.700	04/01/53	1,040,550

1,000,000		PG&E Recovery Funding LLC	5.529	06/01/51	998,468

529,000		Public Service Co of Colorado	3.700	06/15/28	517,848

1,000,000		Public Service Co of Colorado	4.100	06/15/48	777,870

500,000		Public Service Co of Colorado	5.750	05/15/54	495,606

1,000,000		Public Service Co of Oklahoma	2.200	08/15/31	848,612

1,000,000		Public Service Electric and Gas Co	3.100	03/15/32	897,580

250,000		Public Service Electric and Gas Co	4.650	03/15/33	246,448

175,000	(b)	RWE Finance US LLC	5.875	04/16/34	178,220

1,000,000	(b)	RWE Finance US LLC	6.250	04/16/54	995,693

550,000		San Diego Gas & Electric Co	4.950	08/15/28	557,618

1,000,000		San Diego Gas & Electric Co	2.950	08/15/51	628,149

1,000,000		SCE Recovery Funding LLC	2.943	11/15/42	817,118

960,000		SCE Recovery Funding LLC	3.240	11/15/46	685,629

657,762	(b)	Solar Star Funding LLC	3.950	06/30/35	602,163

174,526	(b)	Solar Star Funding LLC	5.375	06/30/35	176,691

1,000,000		Southern California Edison Co	2.750	02/01/32	851,440

1,162,000		Southern California Edison Co	3.650	06/01/51	796,148

1,000,000		Southern Power Co	4.150	12/01/25	998,004

1,000,000		Southwestern Public Service Co	3.150	05/01/50	652,410

922,240	(b)	Sweihan PV Power Co PJSC	3.625	01/31/49	760,376

282,697	(b)	Topaz Solar Farms LLC	4.875	09/30/39	251,247

885,045	(b)	Topaz Solar Farms LLC	5.750	09/30/39	852,192

166,301	(b)	UEP Penonome II S.A.	6.500	10/01/38	148,007

1,000,000		Union Electric Co	2.150	03/15/32	838,502

1,000,000		Union Electric Co	2.625	03/15/51	597,013

2,000,000	(b),(e)	Vistra Corp	7.000	N/A	2,025,196

1,000,000		Wisconsin Power and Light Co	3.950	09/01/32	937,771

		TOTAL UTILITIES			49,597,138

		TOTAL CORPORATE BONDS (Cost $104,034,155)			99,622,229

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT BONDS - 21.5%

		AGENCY SECURITIES - 1.1%

1,000,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	995,270

250,000		United States International Development Finance Corp	1.650	04/15/28	234,986

152,465		United States International Development Finance Corp	1.050	10/15/29	141,249

152,465		United States International Development Finance Corp	1.790	10/15/29	143,721

See Notes to Financial Statements	255

Consolidated Portfolio of Investments March 31, 2025 (continued)

Green Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		AGENCY SECURITIES (continued)

$152,465		United States International Development Finance Corp	2.360%	10/15/29	$145,593

213,391		United States International Development Finance Corp	1.630	07/15/38	174,697

		TOTAL AGENCY SECURITIES			1,835,516

		FOREIGN GOVERNMENT BONDS - 12.0%

1,000,000		African Development Bank	5.750	12/31/99	962,072

700,000		Arab Petroleum Investments Corp	1.483	10/06/26	668,255

300,000	(b)	Arab Petroleum Investments Corp	1.483	10/06/26	286,395

1,000,000	(b)	Arab Petroleum Investments Corp	5.428	05/02/29	1,027,850

750,000		Asian Development Bank	3.125	09/26/28	729,399

1,000,000		Asian Infrastructure Investment Bank	4.875	09/14/26	1,011,546

250,000	(b)	CDP Financial, Inc	1.000	05/26/26	241,157

150,000	(b)	Dominican Republic International Bond	6.600	06/01/36	149,145

2,500,000		European Investment Bank	2.125	04/13/26	2,450,317

830,000		European Investment Bank	3.250	11/15/27	815,429

250,000		European Investment Bank	1.625	10/09/29	225,342

1,500,000		European Investment Bank	0.750	09/23/30	1,259,098

1,000,000		European Investment Bank	3.750	02/14/33	972,074

1,000,000		Export Development Canada	4.750	06/05/34	1,030,810

1,000,000		International Bank for Reconstruction & Development	0.000	03/31/27	928,537

500,000		International Bank for Reconstruction & Development	0.000	03/31/28	486,330

1,500,000		International Bank for Reconstruction & Development	1.745	07/31/33	1,500,795

180,000		International Finance Corp	2.126	04/07/26	176,454

2,053,000		Kreditanstalt fuer Wiederaufbau	0.750	09/30/30	1,722,699

1,610,000		OMERS Finance Trust	3.500	04/19/32	1,506,722

2,000,000	(b)	OMERS Finance Trust	4.000	04/19/52	1,573,334

1,000,000	(b)	OPEC Fund for International Development	4.500	01/26/26	1,001,038

		TOTAL FOREIGN GOVERNMENT BONDS			20,724,798

		MORTGAGE BACKED - 0.2%

250,000	(a)	Fannie Mae-Aces	1.469	11/25/30	213,478

250,000	(a)	Fannie Mae-Aces	1.245	01/25/31	210,798

		TOTAL MORTGAGE BACKED			424,276

		MUNICIPAL BONDS - 8.1%

1,000,000		American Municipal Power, Inc	8.084	02/15/50	1,268,624

800,000		California Community Choice Financing Authority	5.950	08/01/29	814,196

1,000,000		California Community Choice Financing Authority	6.125	04/01/30	1,029,660

180,000	(b)	California Municipal Finance Authority	6.375	11/15/48	175,029

500,000		City & County of San Francisco CA Community Facilities District No 2014-1	6.332	09/01/51	519,277

300,000		City of Cleveland OH Income Tax Revenue	3.072	10/01/41	232,781

142,958	(f)	City of Fort Wayne IN	10.750	12/01/29	14

250,000	(b)	County of Gallatin MT	11.500	09/01/27	257,458

290,000		Klickitat County Public Utilities	3.688	12/01/38	250,231

350,000		Maryland Economic Development Corp	5.942	05/31/57	356,372

315,000		Massachusetts Clean Energy Cooperative Corp	2.485	07/01/32	272,186

80,000		Metropolitan Transportation Authority	5.175	11/15/49	72,082

170,000		Morris County Improvement Authority	1.298	06/15/27	159,925

210,000		Mount Shasta Public Financing Authority	3.000	08/01/35	192,618

220,000		Mount Shasta Public Financing Authority	2.625	08/01/36	187,184

120,000		Mount Shasta Public Financing Authority	2.625	08/01/37	100,245

160,000		Mount Shasta Public Financing Authority	2.750	08/01/38	132,362

165,000		Mount Shasta Public Financing Authority	2.750	08/01/39	133,619

2,000,000	(a),(b)	New Hampshire Business Finance Authority	4.650	02/01/29	2,000,000

850,000	(a),(b)	New Hampshire Business Finance Authority	4.520	07/01/33	850,000

1,840,000		New York State Energy Research & Development Authority	4.521	04/01/26	1,835,753

195,000		New York State Energy Research & Development Authority	3.927	04/01/27	192,316

240,000	(b),(f),(g)	Pennsylvania Economic Development Financing Authority	10.000	12/01/29	24

1,000,000		Philadelphia Energy Authority	5.048	11/01/27	1,016,000

750,000		San Francisco City & County Public Utilities Commission Wastewater Revenue	4.655	10/01/27	757,065

250,000		San Jose Financing Authority	4.662	05/01/37	236,717

737,744		State of Hawaii Department of Business Economic Development & Tourism	3.242	01/01/31	718,838

256	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MUNICIPAL BONDS (continued)

$250,000		Tuolumne Wind Project Authority	6.918%	01/01/34	$271,770

		TOTAL MUNICIPAL BONDS			14,032,346

		U.S. TREASURY SECURITIES - 0.1%

165,000		United States Treasury Note	4.625	02/15/35	170,466

		TOTAL U.S. TREASURY SECURITIES			170,466

		TOTAL GOVERNMENT BONDS (Cost $38,290,351)			37,187,402

SHARES		DESCRIPTION			VALUE

		PREFERRED STOCKS - 0.4%

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%

10,000		Brookfield Property Partners LP			138,200

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			138,200

		UTILITIES - 0.3%

20,000		Brookfield Infrastructure Partners LP			333,200

16,000		Brookfield Renewable Partners LP			282,560

		TOTAL UTILITIES			615,760

		TOTAL PREFERRED STOCKS (Cost $1,150,000)			753,960

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		STRUCTURED ASSETS - 17.3%

		ASSET BACKED - 11.9%

125,000	(a),(b)	BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP	6.534	10/15/35	5,711

487,271	(b)	EnFin Residential Solar Receivables Trust, Series 2024 2A	5.980	09/20/55	473,385

1,000,000	(b)	Frontier Issuer LLC, Series 2023 1	11.500	08/20/53	1,058,329

66,845	(b)	GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS	2.100	05/20/48	52,040

234,862	(b)	GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS	1.930	07/20/48	182,867

231,675	(b)	GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS	2.560	10/20/48	172,931

369,282	(b)	GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS	2.700	01/20/49	307,478

819,520	(b)	GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS	4.950	07/20/49	746,279

931,624	(b)	GoodLeap Sustainable Home Solutions Trust, Series 2023 1GS	5.520	02/22/55	878,532

219,431	(b)	Helios Issuer, LLC, Series 2023 B	5.300	08/22/50	212,897

78,766	(b)	HERO Funding Trust, Series 2016 1A	4.050	09/20/41	73,370

120,796	(b)	HERO Funding Trust, Series 2016 3A	3.910	09/20/42	110,914

72,255	(b)	HERO Funding Trust, Series 2016 4A	4.290	09/20/47	66,713

36,132	(b)	HERO Funding Trust, Series 2017 1A	4.460	09/20/47	33,253

82,456	(b)	HERO Funding Trust, Series 2017 3A	3.190	09/20/48	72,453

166,150	(b)	HERO Funding Trust, Series 2017 3A	3.950	09/20/48	149,591

94,424	(b)	HERO Funding Trust, Series 2020 1A	2.590	09/20/57	79,265

900,000	(b)	Hertz Vehicle Financing III LLC, Series 2023 2A	7.130	09/25/29	926,929

137,597	(b)	Loanpal Solar Loan Ltd, Series 2021 1GS	2.290	01/20/48	111,439

300,103	(b)	Mosaic Solar Loan Trust, Series 2020 1A	2.100	04/20/46	265,001

102,766	(b)	Mosaic Solar Loan Trust, Series 2020 2A	1.440	08/20/46	86,623

587,042	(b)	Mosaic Solar Loan Trust, Series 2021 1A	2.050	12/20/46	465,718

197,703	(b)	Mosaic Solar Loan Trust, Series 2021 1A	2.250	12/20/46	171,465

874,659	(b)	Mosaic Solar Loan Trust, Series 2025 1A	6.120	08/22/50	881,602

411,128	(b)	Mosaic Solar Loan Trust, Series 2021 3A	1.440	06/20/52	332,904

869,950	(b)	Mosaic Solar Loan Trust, Series 2021 3A	1.770	06/20/52	605,844

749,460	(b)	Mosaic Solar Loan Trust, Series 2022 3A	6.100	06/20/53	749,623

500,000	(b)	Mosaic Solar Loan Trust, Series 2023 2A	8.180	09/22/53	355,099

137,492	(b)	Renew, Series 2021 1	2.060	11/20/56	111,275

1,015,300	(b)	Renew, Series 2024 2A	5.326	11/20/60	977,004

990,903	(b)	Sunnova Helios VIII Issuer LLC, Series 2022 A	2.790	02/22/49	878,930

857,069	(b)	Sunnova Hestia I Issuer LLC, Series 2023 GRID1	5.750	12/20/50	866,058

1,077,531	(b)	Sunnova Hestia II Issuer LLC, Series 2024 GRID1	5.630	07/20/51	1,082,220

203,407	(b)	Sunrun Athena Issuer LLC, Series 2018 1	5.310	04/30/49	194,640

417,419	(b)	Sunrun Atlas Issuer LLC, Series 2019 2	3.610	02/01/55	390,087

283,785	(b)	Sunrun Callisto Issuer LLC, Series 2019 1A	3.980	06/30/54	263,893

452,326	(b)	Sunrun Jupiter Issuer LLC, Series 2022 1A	4.750	07/30/57	425,632

202,836	(b)	Sunrun Vulcan Issuer LLC, Series 2021 1A	2.460	01/30/52	177,055

286,720	(b)	Tesla Auto Lease Trust, Series 2023 A	5.890	06/22/26	287,410

See Notes to Financial Statements	257

Consolidated Portfolio of Investments March 31, 2025 (continued)

Green Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET BACKED (continued)

$1,075,220	(b)	Tesla Auto Lease Trust, Series 2023 B	6.130%	09/21/26	$1,079,518

494,240	(b)	Tesla Auto Lease Trust, Series 2024 B	4.790	01/20/27	494,622

1,170,000	(b)	Tesla Auto Lease Trust, Series 2024 A	5.300	06/21/27	1,177,103

1,000,000	(b)	Tesla Auto Lease Trust, Series 2023 A	5.940	07/20/27	1,003,422

500,000	(b)	Tesla Auto Lease Trust, Series 2024 B	4.820	10/20/27	502,007

274,894	(b)	Vivint Colar Financing V LLC, Series 2018 1A	7.370	04/30/48	260,220

793,511	(b)	Vivint Solar Financing VII LLC, Series 2020 1A	2.210	07/31/51	700,577

		TOTAL ASSET BACKED			20,499,928

		OTHER MORTGAGE BACKED - 5.4%

250,000	(a),(b)	Alen Mortgage Trust, (TSFR1M + 1.764%), Series 2021 ACEN	6.084	04/15/34	221,500

100,000	(b)	BBCMS Trust, Series 2015 SRCH	4.498	08/10/35	95,806

100,000	(b)	BBCMS Trust, Series 2015 SRCH	4.798	08/10/35	94,444

500,000	(b)	Century Plaza Towers, Series 2019 CPT	2.865	11/13/39	450,702

1,975,000	(a),(b)	CHI Commercial Mortgage Trust, Series 2025 SFT	0.310	04/15/42	21,465

500,000	(a),(b)	CHI Commercial Mortgage Trust, Series 2025 SFT	5.665	04/15/42	503,294

100,000	(b)	COMM Mortgage Trust, Series 2022 HC	3.376	01/10/39	91,028

1,370,000	(a),(b)	GS Mortgage Securities Corp Trust, (TSFR1M + 1.499%), Series 2021 DM	5.819	11/15/36	1,364,698

1,255,000	(a),(b)	JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%), Series 2020 609M	6.054	10/15/33	1,237,230

1,000,000	(a),(b)	JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.134%), Series 2020 609M	6.454	10/15/33	989,185

250,000	(a),(b)	MFT Mortgage Trust, Series 2020 B6	3.283	08/10/40	181,185

297,597	(a),(b)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE	5.915	07/15/36	281,656

500,000	(a),(b)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE	7.149	07/15/36	390,374

250,000	(a),(b)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE	8.649	07/15/36	165,642

11,470,000	(a),(b)	NYC Commercial Mortgage Trust, Series 2021 909	0.226	04/10/43	146,653

1,000,000	(b)	One Bryant Park Trust, Series 2019 OBP	2.516	09/15/54	894,012

730,448	(b)	One Market Plaza Trust, Series 2017 1MKT	3.614	02/10/32	686,039

125,000	(b)	SLG Office Trust, Series 2021 OVA	2.851	07/15/41	103,662

400,000	(a),(b)	STWD Mortgage Trust, (TSFR1M + 2.419%), Series 2021 LIH	6.739	11/15/36	394,982

1,000,000	(b)	Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN	6.011	06/10/37	1,031,244

		TOTAL OTHER MORTGAGE BACKED			9,344,801

		TOTAL STRUCTURED ASSETS (Cost $31,505,974)			29,844,729

		TOTAL LONG-TERM INVESTMENTS (Cost $178,008,915)			170,410,574

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%

32,067	(h)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360(i)		32,067

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $32,067)			32,067

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.0%

		TREASURY DEBT - 1.0%

1,715,000		United States Treasury Bill	0.000	04/01/25	1,715,000

		TOTAL TREASURY DEBT			1,715,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,715,000)			1,715,000

		TOTAL INVESTMENTS - 99.6% (Cost $179,755,982)			172,157,641

		OTHER ASSETS & LIABILITIES, NET - 0.4%			737,993

		NET ASSETS - 100.0%			$172,895,634

TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

258	See Notes to Financial Statements

(a)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $70,158,535 or 40.8% of Total Investments.

(c)	All or a portion of this security is owned by Nuveen Green Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(d)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,560.
(e)	Perpetual security. Maturity date is not applicable.
(f)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g)	For fair value measurement disclosure purposes, investment classified as Level 3.
(h)	Investments made with cash collateral received from securities on loan.
(i)	The rate shown is the one-day yield as of the end of the reporting period.

See Notes to Financial Statements	259

Portfolio of Investments March 31, 2025

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 98.0%

		BANK LOAN OBLIGATIONS - 5.3%

		CAPITAL GOODS - 0.8%

$9,850,563	(a)	TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%)	6.799%	02/28/31	$9,807,466

5,989,293	(a)	Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%)	7.069	08/01/30	5,938,145

		TOTAL CAPITAL GOODS			15,745,611

		CONSUMER SERVICES - 0.5%

9,950,063	(a)	Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%)	7.799	11/12/29	9,583,154

		TOTAL CONSUMER SERVICES			9,583,154

		FOOD, BEVERAGE & TOBACCO - 0.5%

9,220,419	(a)	Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%)	6.549	03/31/28	9,193,818

		TOTAL FOOD, BEVERAGE & TOBACCO			9,193,818

		HEALTH CARE EQUIPMENT & SERVICES - 1.3%

7,839,580	(a)	ADMI Corp., Term Loan B2, (TSFR1M + 3.375%)	7.814	12/23/27	7,769,023

4,974,874	(a)	Heartland Dental, LLC, Term Loan, (TSFR1M + 4.500%)	8.825	04/28/28	4,975,422

8,995,002	(a)	Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%)	6.575	10/23/28	8,988,121

4,925,250	(a)	Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%)	6.825	02/21/31	4,911,533

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			26,644,099

		INSURANCE - 0.2%

4,987,500	(a)	Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%)	7.325	11/06/30	4,965,231

		TOTAL INSURANCE			4,965,231

		MEDIA & ENTERTAINMENT - 0.2%

4,986,454	(a)	Gray Television, Inc., Term Loan D, (TSFR1M + 3.000%)	7.437	12/01/28	4,581,828

		TOTAL MEDIA & ENTERTAINMENT			4,581,828

		SOFTWARE & SERVICES - 1.4%

9,975,000	(a)	Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%)	6.299	01/31/31	9,922,033

7,781,597	(a)	Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%)	7.073	04/30/31	7,625,965

9,963,000	(a)	Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%)	7.325	10/29/29	9,958,566

		TOTAL SOFTWARE & SERVICES			27,506,564

		TELECOMMUNICATION SERVICES - 0.4%

5,000,000	(a),(b)	LCPR Loan Financing LLC, (TBD)	TBD	TBD	4,181,250

4,987,322	(a)	Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M + 2.350%)	6.789	04/15/30	4,799,499

		TOTAL TELECOMMUNICATION SERVICES			8,980,749

		TOTAL BANK LOAN OBLIGATIONS (Cost $108,095,187)			107,201,054

SHARES		DESCRIPTION			VALUE

		COMMON STOCKS - 0.0%

		ENERGY - 0.0%

7,963	(c),(d)	Cloud Peak Energy, Inc			80

		TOTAL ENERGY			80

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%

22,100	(d)	Bright Bidco BV			7,027

5,572	(d)	Bright Bidco BV			1,772

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,799

		TOTAL COMMON STOCKS (Cost $779,433)			8,879

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 92.3%

		AUTOMOBILES & COMPONENTS - 3.1%

2,535,000	(e)	Clarios Global LP	6.750	02/15/30	2,559,158

4,520,000		Dana, Inc	5.375	11/15/27	4,469,719

6,815,000	(f)	Goodyear Tire & Rubber Co	5.000	07/15/29	6,321,498

4,650,000	(f)	Goodyear Tire & Rubber Co	5.250	07/15/31	4,206,842

18,450,000	(e)	IHO Verwaltungs GmbH, , (cash 6.375%, PIK 7.125%)	6.375	05/15/29	17,776,839

6,615,000	(e)	Phinia, Inc	6.750	04/15/29	6,698,111

6,870,000	(e)	Phinia, Inc	6.625	10/15/32	6,737,695

260	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		AUTOMOBILES & COMPONENTS - 3.1% (continued)

$14,635,000		ZF North America Capital, Inc	6.750%	04/23/30	$13,906,609

		TOTAL AUTOMOBILES & COMPONENTS			62,676,471

		CAPITAL GOODS - 4.3%

13,945,000	(e)	Albion Financing 1 SARL	6.125	10/15/26	13,932,173

7,675,000	(e),(f)	Alta Equipment Group, Inc	9.000	06/01/29	6,714,493

7,135,000	(e)	Chart Industries, Inc	7.500	01/01/30	7,400,036

3,655,000	(e)	Efesto Bidco S.p.A Efesto US LLC	7.500	02/15/32	3,563,954

2,335,000	(e)	Gates Corp	6.875	07/01/29	2,375,452

2,555,000	(e)	Goat Holdco LLC	6.750	02/01/32	2,500,681

2,870,000	(e)	Herc Holdings, Inc	6.625	06/15/29	2,879,221

5,775,000	(e)	Masterbrand, Inc	7.000	07/15/32	5,764,178

9,675,000	(e)	Quikrete Holdings, Inc	6.375	03/01/32	9,736,436

11,790,000	(e)	TransDigm, Inc	6.875	12/15/30	12,046,963

4,035,000	(e)	TransDigm, Inc	6.625	03/01/32	4,086,424

7,430,000	(e)	Trinity Industries, Inc	7.750	07/15/28	7,702,540

2,505,000	(e)	WESCO Distribution, Inc	6.375	03/15/33	2,517,646

3,975,000	(e)	Windsor Holdings III LLC	8.500	06/15/30	4,101,734

		TOTAL CAPITAL GOODS			85,321,931

		COMMERCIAL & PROFESSIONAL SERVICES - 2.4%

10,785,000	(e)	ASGN, Inc	4.625	05/15/28	10,292,009

5,500,000	(e)	Garda World Security Corp	4.625	02/15/27	5,353,414

5,000,000	(e)	GTCR W-2 MERGER SUB LLC	7.500	01/15/31	5,204,679

3,195,000	(e)	Prime Security Services Borrower LLC	5.750	04/15/26	3,190,323

5,325,000	(e)	Prime Security Services Borrower LLC	3.375	08/31/27	5,046,100

9,060,000	(e),(f)	Prime Security Services Borrower LLC	6.250	01/15/28	9,067,112

9,925,000	(e)	RR Donnelley & Sons Co	9.500	08/01/29	9,830,723

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			47,984,360

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7%

8,000,000	(e)	Academy Ltd	6.000	11/15/27	7,984,210

6,000,000	(e),(f)	Asbury Automotive Group, Inc	4.625	11/15/29	5,622,641

5,240,000	(e)	Asbury Automotive Group, Inc	5.000	02/15/32	4,752,049

7,440,000	(e)	Bath & Body Works, Inc	6.625	10/01/30	7,543,753

2,845,000	(e)	Group Automotive, Inc	6.375	01/15/30	2,851,110

6,675,000	(e)	Group 1 Automotive, Inc	4.000	08/15/28	6,281,228

9,725,000		Kohl’s Corp	4.625	05/01/31	6,787,101

7,835,000	(e)	LCM Investments Holdings II LLC	4.875	05/01/29	7,352,339

620,000	(e)	LCM Investments Holdings II LLC	8.250	08/01/31	643,489

11,955,000	(e)	Macy’s Retail Holdings LLC	6.125	03/15/32	10,924,445

17,230,000	(e)	Magic Mergeco, Inc	5.250	05/01/28	11,828,354

10,000,000	(e)	Magic Mergeco, Inc	7.875	05/01/29	5,304,864

10,000,000	(e)	Staples, Inc	10.750	09/01/29	9,034,397

3,315,000		Veritiv Operating Co	10.500	11/30/30	3,510,005

3,395,000	(e)	Wayfair LLC	7.250	10/31/29	3,251,065

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			93,671,050

		CONSUMER DURABLES & APPAREL - 1.6%

9,650,000	(e)	CD&R Smokey Buyer, Inc	9.500	10/15/29	8,805,625

3,180,000	(e)	Champ Acquisition Corp	8.375	12/01/31	3,285,054

5,200,000		Newell Rubbermaid, Inc	5.750	04/01/46	4,555,802

7,680,000	(e)	S&S Holdings LLC	8.375	10/01/31	7,255,454

8,880,000	(e)	Wolverine World Wide, Inc	4.000	08/15/29	7,513,436

		TOTAL CONSUMER DURABLES & APPAREL			31,415,371

		CONSUMER SERVICES - 4.9%

9,660,000	(e),(f)	Caesars Entertainment, Inc	6.000	10/15/32	9,021,178

5,000,000	(e)	Carnival Corp	4.000	08/01/28	4,783,500

16,330,000	(e)	CDI Escrow Issuer, Inc	5.750	04/01/30	15,972,867

6,615,000	(e),(f)	Cinemark USA, Inc	5.250	07/15/28	6,419,943

4,315,000	(e)	Cinemark USA, Inc	7.000	08/01/32	4,355,712

11,345,000	(e)	Fertitta Entertainment LLC	4.625	01/15/29	10,448,812

5,865,000	(e),(f)	Flutter Treasury Designated Activity Co	6.375	04/29/29	5,975,708

3,445,000	(e)	Life Time, Inc	6.000	11/15/31	3,415,554

8,000,000	(e)	Merlin Entertainments Group US Holdings, Inc	7.375	02/15/31	7,556,370

7,355,000		MGM Resorts International	6.125	09/15/29	7,282,115

See Notes to Financial Statements	261

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER SERVICES - 4.9% (continued)

$5,350,000	(e)	Motion Finco Sarl	8.375%	02/15/32	$5,200,712

1,658,000	(e)	NCL Corp Ltd	5.875	03/15/26	1,654,524

6,000,000		Service Corp International	5.750	10/15/32	5,896,418

5,425,000	(e)	Six Flags Entertainment Corp	6.625	05/01/32	5,469,878

5,510,000	(e)	Wynn Resorts Finance LLC	6.250	03/15/33	5,366,384

		TOTAL CONSUMER SERVICES			98,819,675

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%

8,020,000	(e)	Albertsons Cos, Inc	6.500	02/15/28	8,132,400

3,545,000	(e)	Albertsons Cos, Inc	6.250	03/15/33	3,579,541

6,915,000	(e)	Performance Food Group, Inc	6.125	09/15/32	6,873,243

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			18,585,184

		ENERGY - 14.4%

9,000,000	(e)	Antero Midstream Partners LP	5.750	03/01/27	8,973,563

2,582,000	(e)	Archrock Partners LP	6.875	04/01/27	2,583,380

2,000,000	(e)	Archrock Partners LP	6.250	04/01/28	2,001,534

3,945,000	(e)	Archrock Partners LP	6.625	09/01/32	3,960,496

6,800,000	(e)	Ascent Resources Utica Holdings LLC	6.625	10/15/32	6,768,284

13,150,000	(e),(f)	Baytex Energy Corp	7.375	03/15/32	12,648,230

2,010,000	(e)	Blue Racer Midstream LLC	7.000	07/15/29	2,054,180

1,668,293	(e)	BORR IHC Ltd	10.000	11/15/28	1,586,638

6,040,000	(e)	Buckeye Partners LP	6.750	02/01/30	6,117,949

9,600,000	(e)	Chord Energy Corp	6.750	03/15/33	9,549,673

7,190,000	(e)	Civitas Resources, Inc	8.375	07/01/28	7,419,985

1,595,000	(e)	Civitas Resources, Inc	8.625	11/01/30	1,645,516

6,235,000	(e)	Civitas Resources, Inc	8.750	07/01/31	6,402,998

394,513		Cloud Peak Energy, Inc, , (cash 12.000%, PIK 10.000%)	12.000	05/01/25	379,234

8,620,000	(e)	CNX Resources Corp	7.250	03/01/32	8,765,419

4,320,000	(e)	Coronado Finance Pty Ltd	9.250	10/01/29	3,999,692

2,400,000	(e)	Delek Logistics Partners LP	8.625	03/15/29	2,486,035

10,000,000	(g)	Energy Transfer LP	6.500	N/A	9,988,210

1,365,000	(e)	EQM Midstream Partners LP	7.500	06/01/27	1,393,821

7,200,000	(e)	EQM Midstream Partners LP	6.500	07/01/27	7,391,847

3,470,000	(e)	EQM Midstream Partners LP	6.375	04/01/29	3,550,224

1,000,000		Genesis Energy LP	8.000	01/15/27	1,020,092

3,515,000		Genesis Energy LP	7.875	05/15/32	3,539,974

4,420,000		Genesis Energy LP	8.000	05/15/33	4,454,396

7,470,000	(e)	Harvest Midstream I LP	7.500	05/15/32	7,676,702

6,185,000	(e)	Hilcorp Energy I LP	6.000	04/15/30	5,881,753

6,166,000	(e)	Hilcorp Energy I LP	6.000	02/01/31	5,745,140

8,685,000	(e)	Hilcorp Energy I LP	6.250	04/15/32	8,114,258

2,830,000	(e)	Hilcorp Energy I LP	8.375	11/01/33	2,900,113

10,000,000	(e)	Kinetik Holdings LP	6.625	12/15/28	10,159,030

5,350,000	(e)	Kodiak Gas Services LLC	7.250	02/15/29	5,453,533

2,560,000	(e)	Matador Resources Co	6.250	04/15/33	2,497,100

9,795,000	(e)	Noble Finance II LLC	8.000	04/15/30	9,789,242

6,923,000	(e)	Parkland Corp	4.500	10/01/29	6,528,538

5,000,000	(e)	Parkland Corp	4.625	05/01/30	4,692,431

4,925,000	(e)	PBF Holding Co LLC	7.875	09/15/30	4,313,236

1,498,000	(e)	Rockies Express Pipeline LLC	6.750	03/15/33	1,523,086

7,735,000		SM Energy Co	6.625	01/15/27	7,715,222

5,200,000	(e)	South Bow Canadian Infrastructure Holdings Ltd	7.625	03/01/55	5,275,166

4,460,000	(e)	Sunoco LP	7.000	05/01/29	4,562,503

10,000,000	(e)	Sunoco LP	6.250	07/01/33	10,010,470

5,000,000	(e)	Talos Production, Inc	9.000	02/01/29	5,137,705

4,115,000	(e)	TransMontaigne Partners LLC	8.500	06/15/30	4,145,289

1,002,923	(e)	TRANSOCEAN AQUILA Ltd	8.000	09/30/28	1,019,256

4,048,810	(e)	Transocean Titan Financing Ltd	8.375	02/01/28	4,136,061

4,340,000	(e)	Transocean, Inc	8.750	02/15/30	4,507,498

2,720,000		USA Compression Partners LP	6.875	09/01/27	2,722,070

13,020,000	(e)	USA Compression Partners LP	7.125	03/15/29	13,242,238

4,535,000	(e)	Venture Global LNG, Inc	8.125	06/01/28	4,634,006

8,275,000	(e)	Venture Global LNG, Inc	7.000	01/15/30	8,152,431

262	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ENERGY - 14.4% (continued)

$10,375,000	(e)	Venture Global LNG, Inc	9.875%	02/01/32	$11,019,134

9,000,000	(e),(g)	Venture Global LNG, Inc	9.000	N/A	8,540,900

		TOTAL ENERGY			288,775,481

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%

7,690,000	(e)	Iron Mountain, Inc	7.000	02/15/29	7,864,748

6,542,000	(e)	Iron Mountain, Inc	6.250	01/15/33	6,478,948

10,230,000	(f)	MPT Operating Partnership LP	5.000	10/15/27	9,242,890

2,175,000	(e)	MPT Operating Partnership LP	8.500	02/15/32	2,215,659

11,626,000	(e)	Uniti Group LP	10.500	02/15/28	12,350,207

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			38,152,452

		FINANCIAL SERVICES - 10.6%

2,400,000	(e)	Azorra Finance Ltd	7.750	04/15/30	2,392,266

8,060,000	(e)	Block, Inc	6.500	05/15/32	8,141,253

5,000,000	(e)	Compass Group Diversified Holdings LLC	5.250	04/15/29	4,716,805

10,000,000	(e)	Compass Group Diversified Holdings LLC	5.000	01/15/32	8,953,966

16,310,000	(e)	Encore Capital Group, Inc	8.500	05/15/30	16,810,087

12,770,000	(e)	FirstCash, Inc	6.875	03/01/32	12,929,025

7,850,000	(e)	Freedom Mortgage Holdings LLC	8.375	04/01/32	7,670,235

9,015,000	(e)	HAT Holdings I LLC	3.375	06/15/26	8,744,267

12,000,000	(e)	Hunt Cos, Inc	5.250	04/15/29	11,469,288

1,350,000		Icahn Enterprises LP	6.250	05/15/26	1,336,745

10,320,000		Icahn Enterprises LP	5.250	05/15/27	9,811,340

15,375,000		Icahn Enterprises LP	4.375	02/01/29	12,809,571

12,650,000	(e)	Jane Street Group	6.125	11/01/32	12,447,380

4,000,000		Navient Corp	5.000	03/15/27	3,913,923

10,360,000	(f)	Navient Corp	4.875	03/15/28	9,883,053

5,450,000		Navient Corp	5.500	03/15/29	5,157,395

215,000		OneMain Finance Corp	7.125	03/15/26	218,154

5,000,000		OneMain Finance Corp	3.500	01/15/27	4,792,164

10,000,000		OneMain Finance Corp	4.000	09/15/30	8,809,537

14,220,000	(e)	PennyMac Financial Services, Inc	7.875	12/15/29	14,793,080

5,000,000	(e)	PennyMac Financial Services, Inc	7.125	11/15/30	5,079,825

5,000,000	(e)	Rocket Mortgage LLC	3.875	03/01/31	4,478,999

5,000,000	(f)	Springleaf Finance Corp	5.375	11/15/29	4,756,750

4,820,000	(e)	Starwood Property Trust, Inc	6.000	04/15/30	4,709,995

6,465,000	(e)	Starwood Property Trust, Inc	6.500	07/01/30	6,468,288

6,000,000	(e)	UWM Holdings LLC	6.625	02/01/30	5,950,991

10,000,000	(e),(f)	VistaJet Malta Finance plc	6.375	02/01/30	8,760,313

3,235,000	(e)	Walker & Dunlop, Inc	6.625	04/01/33	3,226,912

4,000,000	(e)	WEX, Inc	6.500	03/15/33	3,956,144

		TOTAL FINANCIAL SERVICES			213,187,751

		FOOD, BEVERAGE & TOBACCO - 2.0%

5,615,000	(e)	Darling Ingredients, Inc	6.000	06/15/30	5,580,970

10,000,000	(e)	Post Holdings, Inc	6.375	03/01/33	9,833,155

5,000,000	(e)	Primo Water Holdings, Inc	6.250	04/01/29	4,985,312

10,245,000	(e)	Primo Water Holdings, Inc	4.375	04/30/29	9,804,261

9,515,000	(e)	Viking Baked Goods Acquisition Corp	8.625	11/01/31	8,817,337

		TOTAL FOOD, BEVERAGE & TOBACCO			39,021,035

		HEALTH CARE EQUIPMENT & SERVICES - 3.7%

6,000,000	(e)	CHS	5.250	05/15/30	4,950,267

7,030,000	(e)	CHS	10.875	01/15/32	6,925,751

3,850,000	(e)	CHS/Community Health Systems, Inc	8.000	12/15/27	3,809,003

5,000,000		CVS Health Corp	7.000	03/10/55	5,039,447

12,260,000	(e)	DaVita, Inc	4.625	06/01/30	11,286,209

6,540,000	(e)	DaVita, Inc	3.750	02/15/31	5,693,899

2,400,000	(e)	DaVita, Inc	6.875	09/01/32	2,413,464

15,235,689	(e)	Global Medical Response, Inc, , (cash 10.000%, PIK 10.000%)	10.000	10/31/28	15,230,357

1,050,000	(e)	Insulet Corp	6.500	04/01/33	1,067,282

7,000,000	(e)	LifePoint Health, Inc	11.000	10/15/30	7,609,763

7,545,000	(e)	Prime Healthcare Services, Inc	9.375	09/01/29	7,118,355

2,400,000	(e),(f)	Select Medical Corp	6.250	12/01/32	2,338,413

See Notes to Financial Statements	263

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE EQUIPMENT & SERVICES - 3.7% (continued)

$1,000,000	(e)	Star Parent, Inc	9.000%	10/01/30	$985,655

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			74,467,865

		HOUSEHOLD & PERSONAL PRODUCTS - 0.3%

5,840,000	(e),(f)	Coty, Inc	6.625	07/15/30	5,978,899

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			5,978,899

		INSURANCE - 4.3%

10,000,000	(e)	Acrisure LLC	4.250	02/15/29	9,356,657

11,725,000	(e)	Alliant Holdings Intermediate LLC	4.250	10/15/27	11,315,810

9,305,000	(e)	Alliant Holdings Intermediate LLC	6.750	04/15/28	9,341,385

10,000,000	(e)	Alliant Holdings Intermediate LLC	6.500	10/01/31	9,816,838

2,400,000	(e)	APH Somerset Investor 2 LLC	7.875	11/01/29	2,365,368

7,810,000	(e)	Ardonagh Finco Ltd	7.750	02/15/31	7,955,696

1,855,000	(e)	Ardonagh Group Finance Ltd	8.875	02/15/32	1,888,424

8,270,000	(e)	HUB International Ltd	7.250	06/15/30	8,518,150

19,620,000	(e)	Panther Escrow Issuer LLC	7.125	06/01/31	19,991,431

4,965,000	(e)	Ryan Specialty LLC	5.875	08/01/32	4,903,847

		TOTAL INSURANCE			85,453,606

		MATERIALS - 3.2%

5,000,000	(e)	,NV Chemicals Corp	7.000	12/01/31	5,213,030

7,225,000	(e)	Arsenal AIC Parent LLC	8.000	10/01/30	7,366,697

6,110,000	(e)	Avient Corp	7.125	08/01/30	6,231,216

2,000,000	(e)	Avient Corp	6.250	11/01/31	1,981,178

10,000,000	(e)	EverArc Escrow Sarl	5.000	10/30/29	9,379,194

15,785,000	(e)	Mineral Resources Ltd	8.000	11/01/27	15,595,113

2,400,000	(e),(f)	Mineral Resources Ltd	8.500	05/01/30	2,321,279

4,800,000	(e)	Olin Corp	6.625	04/01/33	4,663,738

6,410,000	(e),(f)	Sealed Air Corp	6.500	07/15/32	6,487,903

6,700,000	(e),(f)	Tronox, Inc	4.625	03/15/29	5,730,041

		TOTAL MATERIALS			64,969,389

		MEDIA & ENTERTAINMENT - 10.2%

1,800,000	(e)	Advantage Sales & Marketing, Inc	6.500	11/15/28	1,576,085

8,860,000	(e)	Arches Buyer, Inc	4.250	06/01/28	8,065,357

5,120,000	(e)	CCO Holdings LLC	5.375	06/01/29	4,954,132

12,250,000	(e)	CCO Holdings LLC	4.500	08/15/30	11,151,262

9,025,000	(e)	CCO Holdings LLC	4.250	02/01/31	7,997,303

10,800,000		CCO Holdings LLC	4.500	05/01/32	9,375,031

10,000,000		Charter Communications Operating LLC	4.400	12/01/61	6,640,234

5,980,000	(e)	CSC Holdings LLC	5.500	04/15/27	5,536,389

5,788,000	(e)	CSC Holdings LLC	11.250	05/15/28	5,595,611

4,135,000	(e)	CSC Holdings LLC	11.750	01/31/29	4,010,299

11,170,000	(e)	DIRECTV Holdings LLC	5.875	08/15/27	10,824,242

15,800,000	(e)	DISH Network Corp	11.750	11/15/27	16,638,609

4,200,000	(e)	Gray Television, Inc	10.500	07/15/29	4,375,770

6,900,000	(e),(f)	Gray Television, Inc	4.750	10/15/30	4,348,742

7,025,000	(e)	LCPR Senior Secured Financing DAC	6.750	10/15/27	5,873,171

9,650,000	(e),(f)	LCPR Senior Secured Financing DAC	5.125	07/15/29	7,074,382

7,500,000	(e)	McGraw-Hill Education, Inc	7.375	09/01/31	7,541,408

4,000,000	(e)	Sirius XM Radio, Inc	5.000	08/01/27	3,908,156

4,650,000	(e)	Sirius XM Radio, Inc	4.000	07/15/28	4,338,467

4,380,000	(e)	Sirius XM Radio, Inc	4.125	07/01/30	3,890,499

3,745,000	(e),(f)	Sirius XM Radio, Inc	3.875	09/01/31	3,209,751

10,525,000	(e)	Sunrise FinCo I BV	4.875	07/15/31	9,571,067

5,000,000	(e)	Sunrise HoldCo IV BV	5.500	01/15/28	4,917,661

12,000,000	(e)	Univision Communications, Inc	4.500	05/01/29	10,602,346

1,800,000	(e)	Univision Communications, Inc	7.375	06/30/30	1,719,660

6,214,000	(e)	Univision Communications, Inc	8.500	07/31/31	6,071,946

17,665,000	(e)	Virgin Media Secured Finance plc	5.500	05/15/29	16,731,222

11,175,000	(e)	VZ Secured Financing BV	5.000	01/15/32	9,710,225

9,672,000	(e)	Ziff Davis, Inc	4.625	10/15/30	8,761,831

		TOTAL MEDIA & ENTERTAINMENT			205,010,858

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%

1,800,000	(e)	Bausch Health Cos, Inc	6.125	02/01/27	1,825,200

264	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4% (continued)

$2,000,000	(e),(f)	Bausch Health Cos, Inc	5.750%	08/15/27	$1,996,500

9,350,000	(e)	Bausch Health Cos, Inc	4.875	06/01/28	7,550,125

4,610,000	(e),(f)	Organon & Co	7.875	05/15/34	4,474,825

14,000,000	(e),(f)	Organon Finance LLC	5.125	04/30/31	12,206,667

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			28,053,317

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%

13,755,400	(e),(f)	Anywhere Real Estate Group LLC	7.000	04/15/30	12,231,660

9,145,000	(e)	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	9,168,228

3,472,000		Kennedy-Wilson, Inc	4.750	03/01/29	3,178,956

7,000,000	(f)	Kennedy-Wilson, Inc	5.000	03/01/31	6,159,861

742,000	(e),(f)	Realogy Group LLC	5.250	04/15/30	554,626

		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			31,293,331

		SOFTWARE & SERVICES - 1.4%

14,000,000	(e),(f)	Ahead DB Holdings LLC	6.625	05/01/28	13,663,481

3,375,000	(e)	CA Magnum Holdings	5.375	10/31/26	3,312,403

930,000	(e)	Gen Digital, Inc	6.250	04/01/33	925,771

11,000,180	(e)	Rackspace Finance LLC	3.500	05/15/28	4,521,669

6,000,000	(e)	Rocket Software, Inc	9.000	11/28/28	6,187,325

		TOTAL SOFTWARE & SERVICES			28,610,649

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%

9,335,000	(e)	Imola Merger Corp	4.750	05/15/29	8,864,957

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,864,957

		TELECOMMUNICATION SERVICES - 5.9%

5,500,000		Bell Telephone Co of Canada or Bell Canada	6.875	09/15/55	5,510,893

806,000		Digicel Intermediate Holdings Ltd, , (cash 9.000%, PIK 3.000%)	12.000	05/25/27	806,000

230,000	(e)	Frontier Communications Corp	5.000	05/01/28	226,927

5,000,000	(e)	Frontier Communications Holdings LLC	6.000	01/15/30	5,011,060

8,210,000	(e)	Frontier Communications Holdings LLC	8.625	03/15/31	8,745,045

9,820,000	(e)	Iliad Holding SASU	7.000	10/15/28	9,939,151

5,000,000	(e)	Iliad Holding SASU	8.500	04/15/31	5,243,810

6,160,000	(e)	Iliad Holding SASU	7.000	04/15/32	6,168,144

10,850,000	(e)	Level 3 Financing, Inc	10.500	04/15/29	11,935,000

10,000,000	(e)	Level 3 Financing, Inc	10.500	05/15/30	10,714,936

5,000,000	(e)	Level 3 Financing, Inc	10.750	12/15/30	5,525,000

10,000,000		Rogers Communications, Inc	7.000	04/15/55	10,038,693

7,700,000	(e)	Sable International Finance Ltd	7.125	10/15/32	7,381,583

2,050,000	(e)	Vmed O2 UK Financing I plc	4.250	01/31/31	1,768,378

6,350,000	(e)	Windstream Escrow LLC	8.250	10/01/31	6,464,979

10,800,000	(e)	Zayo Group Holdings, Inc	4.000	03/01/27	9,837,057

11,625,000	(e)	Zegona Finance plc	8.625	07/15/29	12,312,328

		TOTAL TELECOMMUNICATION SERVICES			117,628,984

		TRANSPORTATION - 3.6%

4,460,000	(e)	Air Transport Services Group, Inc	7.250	03/15/32	4,546,033

6,805,000	(e),(f)	American Airlines, Inc	7.250	02/15/28	6,770,589

2,500,000	(e)	American Airlines, Inc	5.750	04/20/29	2,446,204

30,000,000	(e),(f)	Brightline East LLC	11.000	01/31/30	26,425,650

14,235,000	(e)	Cargo Aircraft Management, Inc	4.750	02/01/28	14,232,023

4,410,000	(e)	Genesee & Wyoming, Inc	6.250	04/15/32	4,406,535

3,550,000	(e)	United Airlines, Inc	4.625	04/15/29	3,359,294

5,000,000	(e),(f)	VistaJet Malta Finance plc	7.875	05/01/27	4,910,100

1,800,000	(e),(f)	VistaJet Malta Finance plc	9.500	06/01/28	1,781,464

2,805,000	(e)	XPO, Inc	7.125	06/01/31	2,872,320

		TOTAL TRANSPORTATION			71,750,212

		UTILITIES - 5.5%

2,425,000	(e)	AltaGas Ltd	7.200	10/15/54	2,392,231

6,400,000	(e)	California Buyer Ltd	6.375	02/15/32	6,205,805

6,020,000	(e)	ContourGlobal Power Holdings S.A.	6.750	02/28/30	6,046,488

4,290,000	(e)	Ferrellgas LP	5.375	04/01/26	4,246,658

19,778,000	(e)	Ferrellgas LP	5.875	04/01/29	17,904,654

7,500,000	(e)	NRG Energy, Inc	6.000	02/01/33	7,296,274

6,000,000	(e)	NRG Energy, Inc	6.250	11/01/34	5,906,458

8,175,000		Suburban Propane Partners LP	5.875	03/01/27	8,131,036

See Notes to Financial Statements	265

Portfolio of Investments March 31, 2025 (continued)

High Yield

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 5.5% (continued)

$1,800,000	(e)	Suburban Propane Partners LP	5.000%	06/01/31	$1,625,081

9,836,000	(e)	Superior Plus LP	4.500	03/15/29	9,082,637

21,190,000	(e)	Talen Energy Supply LLC	8.625	06/01/30	22,476,275

10,000,000	(e)	TerraForm Power Operating LLC	5.000	01/31/28	9,678,404

4,310,000	(e)	Vistra Operations Co LLC	7.750	10/15/31	4,513,647

4,185,000	(e),(f)	XPLR Infrastructure Operating Partners LP	8.625	03/15/33	4,071,577

		TOTAL UTILITIES			109,577,225

		TOTAL CORPORATE BONDS (Cost $1,905,661,958)			1,849,270,053

SHARES		DESCRIPTION			VALUE

		INVESTMENT COMPANIES - 0.4%

353,940	(f)	Invesco Senior Loan ETF			7,326,558

		TOTAL INVESTMENT COMPANIES (Cost $7,498,212)			7,326,558

		TOTAL LONG-TERM INVESTMENTS (Cost $2,022,034,790)			1,963,806,544

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.8%

117,010,845	(h)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360(i)		117,010,845

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $117,010,845)			117,010,845

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.5%

		TREASURY DEBT - 0.5%

4,759,000		United States Treasury Bill	0.000	04/01/25	4,759,000

5,234,000		United States Treasury Bill	0.000	04/03/25	5,232,766

		TOTAL TREASURY DEBT			9,991,766

		TOTAL SHORT-TERM INVESTMENTS (Cost $9,991,764)			9,991,766

		TOTAL INVESTMENTS - 104.3% (Cost $2,149,037,399)			2,090,809,155

		OTHER ASSETS & LIABILITIES, NET - (4.3)%			(86,237,666)

		NET ASSETS - 100.0%			$2,004,571,489

ETF	Exchange Traded Fund
PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

(a)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)	When-issued or delayed delivery security.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,636,903,074 or 78.3% of Total Investments.

(f)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $123,536,224.
(g)	Perpetual security. Maturity date is not applicable.
(h)	Investments made with cash collateral received from securities on loan.
(i)	The rate shown is the one-day yield as of the end of the reporting period.

266	See Notes to Financial Statements

Portfolio of Investments March 31, 2025

Short Duration Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 99.0%

		BANK LOAN OBLIGATIONS - 2.0%

		COMMERCIAL & PROFESSIONAL SERVICES - 0.6%

$481,250	(a)	Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%)	8.939%	05/05/28	$466,610

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			466,610

		UTILITIES - 1.4%

420,098	(a)	Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%)	6.563	12/15/27	420,163

648,375	(a)	TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%)	6.299	05/30/29	651,416

		TOTAL UTILITIES			1,071,579

		TOTAL BANK LOAN OBLIGATIONS (Cost $1,539,190)			1,538,189

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 32.3%

		BANKS - 8.9%

250,000	(b)	BNP Paribas S.A.	1.675	06/30/27	241,256

1,000,000		CitiBank NA	4.876	11/19/27	1,004,763

500,000	(a)	Citigroup, Inc, (TSFR3M + 1.512%)	5.809	07/01/26	500,704

275,000		Deutsche Bank AG.	6.819	11/20/29	291,616

600,000	(b)	Federation des Caisses Desjardins du Quebec	5.147	11/27/28	617,519

500,000	(b)	ING Groep NV	1.400	07/01/26	495,945

500,000		JPMorgan Chase & Co	6.070	10/22/27	511,805

925,000		JPMorgan Chase & Co	5.571	04/22/28	943,486

500,000		M&T Bank Corp	4.833	01/16/29	500,236

550,000		Morgan Stanley Bank NA	5.504	05/26/28	560,151

250,000	(b)	Royal Bank of Canada	1.050	09/14/26	238,912

1,000,000	(b)	Royal Bank of Canada	4.851	12/14/26	1,009,601

		TOTAL BANKS			6,915,994

		CAPITAL GOODS - 0.4%

300,000		Nature Conservancy	2.668	03/01/26	294,164

		TOTAL CAPITAL GOODS			294,164

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%

500,000		SYSCO Corp	5.100	09/23/30	507,539

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			507,539

		ENERGY - 1.0%

500,000	(b)	New York State Electric & Gas Corp	5.650	08/15/28	515,410

250,000		Williams Cos, Inc	5.400	03/02/26	251,756

		TOTAL ENERGY			767,166

		FINANCIAL SERVICES - 3.2%

250,000		BB Blue Financing DAC	4.395	09/20/29	249,821

250,000	(b)	HAT Holdings I LLC	3.375	06/15/26	242,492

250,000	(b)	HAT Holdings I LLC	8.000	06/15/27	258,808

500,000		Private Export Funding Corp	1.400	07/15/28	459,693

250,000		Private Export Funding Corp	4.300	12/15/28	252,388

263,000	(b),(c)	Starwood Property Trust, Inc	6.500	10/15/30	260,561

241,209	(b)	WLB Asset II C Pte Ltd	3.900	12/23/25	232,887

250,000	(b)	WLB Asset II D Pte Ltd	6.500	12/21/26	237,034

See Notes to Financial Statements	267

Portfolio of Investments March 31, 2025 (continued)

Short Duration Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 3.2% (continued)

$250,000	(b)	WLB Asset VI Pte Ltd	7.250%	12/21/27	$259,917

		TOTAL FINANCIAL SERVICES			2,453,601

		FOOD, BEVERAGE & TOBACCO - 0.4%

275,000		Campbell Soup Co	5.200	03/21/29	279,193

		TOTAL FOOD, BEVERAGE & TOBACCO			279,193

		HOUSEHOLD & PERSONAL PRODUCTS - 1.3%

1,000,000		Unilever Capital Corp	4.875	09/08/28	1,021,067

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,021,067

		MEDIA & ENTERTAINMENT - 0.3%

250,000	(d)	Alphabet, Inc	0.450	08/15/25	246,542

		TOTAL MEDIA & ENTERTAINMENT			246,542

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%

500,000		Apple, Inc	3.000	06/20/27	488,542

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			488,542

		TRANSPORTATION - 1.5%

137,532	(b)	Air Canada 2015-, Cl A Pass Through Trust	3.600	03/15/27	134,392

356,522	(b)	Air Canada Pass Through Trust	4.125	05/15/25	355,904

30,644		Ethiopian Leasing 2012 LLC	2.646	05/12/26	30,308

750,000		Norfolk Southern Corp	2.300	05/15/31	655,259

		TOTAL TRANSPORTATION			1,175,863

		UTILITIES - 14.1%

475,000		Algonquin Power & Utilities Corp	5.365	06/15/26	477,735

600,000	(b)	Brooklyn Union Gas Co	4.632	08/05/27	598,613

250,000	(b)	Comision Federal de Electricidad	5.700	01/24/30	244,650

500,000		Connecticut Light and Power Co	4.650	01/01/29	502,538

301,339		Consumers 2023 Securitization Funding LLC	5.550	03/01/28	305,296

444,208	(b)	Continental Wind LLC	6.000	02/28/33	456,513

250,000	(b)	ContourGlobal Power Holdings S.A.	6.750	02/28/30	251,100

1,000,000		DTE Electric Co	1.900	04/01/28	932,965

250,000	(b)	Electricite de France S.A.	3.625	10/13/25	248,296

1,000,000		International Development Association	0.375	09/23/25	980,972

425,000	(b)	International Development Association	4.375	11/27/29	429,566

500,000		MidAmerican Energy Co	3.650	04/15/29	484,795

237,000	(b),(d)	NextEra Energy Operating Partners LP	7.250	01/15/29	233,142

1,000,000		Oncor Electric Delivery Co LLC	0.550	10/01/25	980,067

500,000		PG&E Recovery Funding LLC	4.838	06/01/33	501,814

250,000		Public Service Co of Colorado	3.700	06/15/28	244,730

275,000		San Diego Gas & Electric Co	4.950	08/15/28	278,809

297,429		SCE Recovery Funding LLC	1.977	11/15/28	283,211

698,104	(b)	Solar Star Funding LLC	5.375	06/30/35	706,766

1,000,000		Southern California Edison Co	3.700	08/01/25	996,515

275,000		Southern California Edison Co	4.875	02/01/27	275,966

500,000		Southern Power Co	4.150	12/01/25	499,002

		TOTAL UTILITIES			10,913,061

		TOTAL CORPORATE BONDS (Cost $24,889,997)			25,062,732

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT BONDS - 41.8%

		AGENCY SECURITIES - 2.5%

21,584		Export-Import Bank of the United States	1.822	05/03/25	21,535

132,083		Harar Leasing 2013 LLC	2.582	07/02/25	131,292

500,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	497,635

44,679		Penta Aircraft Leasing LLC	1.691	04/29/25	44,562

250,000		Private Export Funding Corp	3.250	06/15/25	249,355

22,210		Sandalwood LLC	2.821	02/12/26	21,926

532,265		Thirax LLC	0.968	01/14/33	462,422

152,465		United States International Development Finance Corp	1.050	10/15/29	141,249

152,465		United States International Development Finance Corp	1.790	10/15/29	143,721

268	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		AGENCY SECURITIES (continued)

$229,411		Windermere Aviation LLC	2.351%	05/27/26	$225,521

		TOTAL AGENCY SECURITIES			1,939,218

		FOREIGN GOVERNMENT BONDS - 11.0%

500,000		African Development Bank	4.125	02/25/27	500,927

1,000,000	(b)	Arab Petroleum Investments Corp	5.428	05/02/29	1,027,850

360,000		Asian Development Bank	4.625	06/13/25	360,074

250,000		Asian Infrastructure Investment Bank	0.500	01/27/26	242,587

250,000		Asian Infrastructure Investment Bank	4.875	09/14/26	252,887

200,000	(a)	Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)	4.978	08/16/27	201,413

300,000	(a),(b)	Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)	4.978	08/16/27	302,120

250,000	(b)	BNG Bank NV	3.500	05/19/28	245,923

250,000		Canada Government International Bond	4.000	03/18/30	249,567

500,000		Council Of Europe Development Bank	3.000	06/16/25	498,322

450,000		Export Development Canada	3.875	02/14/28	448,524

750,000	(d)	Inter-American Investment Corp	2.625	04/22/25	749,038

250,000		Inter-American Investment Corp	0.625	02/10/26	242,405

500,000		Inter-American Investment Corp	4.126	02/15/28	500,963

250,000		International Bank for Reconstruction & Development	0.000	03/31/27	232,134

500,000		International Bank for Reconstruction & Development	0.000	03/31/28	486,331

250,000		International Finance Facility for Immunisation Co	1.000	04/21/26	241,538

500,000		Japan Bank for International Cooperation	4.375	10/05/27	503,122

250,000		Japan International Cooperation Agency	4.000	05/23/28	248,628

500,000		Kreditanstalt fuer Wiederaufbau	1.000	10/01/26	478,289

500,000		OPEC Fund for International Development	4.500	01/26/26	500,519

		TOTAL FOREIGN GOVERNMENT BONDS			8,513,161

		MORTGAGE BACKED - 0.1%

50,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.436	06/25/43	52,122

30,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)	7.040	07/25/43	30,848

		TOTAL MORTGAGE BACKED			82,970

		MUNICIPAL BONDS - 7.8%

550,000		Broomfield Urban Renewal Authority	4.650	12/01/27	554,760

250,000		City & County of San Francisco CA	4.520	06/15/25	250,054

117,179	(e)	City of Fort Wayne IN	10.750	12/01/29	12

250,000	(b)	County of Gallatin MT	11.500	09/01/27	257,458

350,000	(b)	Iowa Finance Authority	7.000	11/01/27	353,607

250,000		Montgomery County Housing Opportunities Commission	4.352	12/01/26	250,632

200,000		Mount Diablo Unified School District	5.548	08/01/27	202,591

1,000,000	(a),(b)	New Hampshire Business Finance Authority	4.650	02/01/29	1,000,000

815,000		New York State Energy Research & Development Authority	5.822	04/01/27	826,894

500,000	(c)	Peralta Community College District	4.600	06/01/25	500,031

250,000		Pharr Economic Development Corp	3.016	08/15/26	245,970

275,000		Redevelopment Authority of the City of Philadelphia	4.653	09/01/25	275,087

600,000		San Diego Unified School District	3.915	07/01/28	595,544

245,915		State of Hawaii Department of Business Economic Development & Tourism	3.242	01/01/31	239,613

250,000		Village of Deerfield IL	4.000	12/01/28	247,921

250,000	(b)	Warm Springs Reservation Confederated Tribe	2.165	11/01/26	239,596

		TOTAL MUNICIPAL BONDS			6,039,770

		U.S. TREASURY SECURITIES - 20.4%

4,597,000		United States Treasury Note	4.125	02/28/27	4,614,419

1,374,000		United States Treasury Note	3.875	03/15/28	1,373,785

8,400,000		United States Treasury Note/Bond	5.000	09/30/25	8,430,778

1,446,000		United States Treasury Note/Bond	4.000	02/28/30	1,449,276

		TOTAL U.S. TREASURY SECURITIES			15,868,258

		TOTAL GOVERNMENT BONDS (Cost $32,483,903)			32,443,377

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		STRUCTURED ASSETS - 22.9%

		ASSET BACKED - 15.9%

494,113	(b)	Air Canada 2020-2, Class A Pass Through Trust, Series 2020 2	5.250	04/01/29	496,160

250,000	(b)	Centersquare Issuer LLC, Series 2025 1A	5.500	03/26/55	245,253

798,327		Delta Air Lines Pass Through Trust, Series 2015 1	3.625	07/30/27	776,248

See Notes to Financial Statements	269

Portfolio of Investments March 31, 2025 (continued)

Short Duration Impact Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET BACKED (continued)

$182,732		Delta Air Lines Pass Through Trust, Series 2020 1	2.000%	06/10/28	$170,748

178,015		Delta Air Lines Pass Through Trust, Series 2020 1	2.500	06/10/28	167,489

250,000	(b)	Frontier Issuer LLC, Series 2023 1	6.600	08/20/53	254,606

250,000	(b)	Frontier Issuer LLC, Series 2023 1	11.500	08/20/53	264,582

300,000	(b)	Frontier Issuer LLC, Series 2024 1	6.190	06/20/54	309,560

234,862	(b)	GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS	1.930	07/20/48	182,866

231,675	(b)	GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS	2.560	10/20/48	172,931

438,863	(b)	Helios Issuer, LLC, Series 2023 B	5.300	08/22/50	425,794

78,766	(b)	HERO Funding Trust, Series 2016 1A	4.050	09/20/41	73,370

120,796	(b)	HERO Funding Trust, Series 2016 3A	3.910	09/20/42	110,914

94,424	(b)	HERO Funding Trust, Series 2020 1A	2.590	09/20/57	79,265

500,000	(b)	Hertz Vehicle Financing III LLC, Series 2023 2A	5.570	09/25/29	507,985

90,393	(b)	Mosaic Solar Loan Trust, Series 2020 1A	2.100	04/20/46	79,820

205,533	(b)	Mosaic Solar Loan Trust, Series 2020 2A	1.440	08/20/46	173,246

257,722	(b)	Mosaic Solar Loan Trust, Series 2021 3A	1.440	06/20/52	208,686

217,488	(b)	Mosaic Solar Loan Trust, Series 2021 3A	1.770	06/20/52	151,461

23,211	(b)	Renew, Series 2017 1A	3.670	09/20/52	21,517

183,984	(b)	Sunnova Helios VII Issuer LLC, Series 2021 C	2.030	10/20/48	159,047

239,468	(b)	Sunnova Helios VIII Issuer LLC, Series 2022 A	2.790	02/22/49	212,408

223,707	(b)	Sunnova Helios XI Issuer LLC, Series 2023 A	5.300	05/20/50	217,771

417,419	(b)	Sunrun Atlas Issuer LLC, Series 2019 2	3.610	02/01/55	390,087

283,785	(b)	Sunrun Callisto Issuer LLC, Series 2019 1A	3.980	06/30/54	263,893

265,797	(b)	Sunrun Callisto Issuer LLC, Series 2021 2A	2.270	01/30/57	230,776

250,000	(b)	Switch ABS Issuer LLC, Series 2025 1A	5.030	03/25/55	241,180

143,360	(b)	Tesla Auto Lease Trust, Series 2023 A	5.890	06/22/26	143,705

674,080	(b)	Tesla Auto Lease Trust, Series 2023 B	6.130	09/21/26	676,775

741,360	(b)	Tesla Auto Lease Trust, Series 2024 B	4.790	01/20/27	741,933

580,000	(b)	Tesla Auto Lease Trust, Series 2024 A	5.300	06/21/27	583,521

1,000,000	(b)	Tesla Auto Lease Trust, Series 2023 A	5.940	07/20/27	1,003,422

500,000	(b)	Tesla Auto Lease Trust, Series 2024 B	4.820	10/20/27	502,007

344,202	(b)	Tesla Electric Vehicle Trust, Series 2023 1	5.540	12/21/26	345,018

1,500,000	(b)	Tesla Sustainable Energy Trust, Series 2024 1A	5.080	06/21/50	1,504,094

274,894	(b)	Vivint Colar Financing V LLC, Series 2018 1A	7.370	04/30/48	260,220

		TOTAL ASSET BACKED			12,348,358

		OTHER MORTGAGE BACKED - 7.0%

250,000	(a),(b)	Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN	6.684	04/15/34	181,125

250,000	(b)	BX Trust, Series 2022 CLS	6.300	10/13/27	250,658

250,000	(a),(b)	BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP	5.809	01/17/39	247,410

250,000	(a),(b)	BX TRUST, (TSFR1M + 2.090%), Series 2022 AHP	6.409	01/17/39	245,785

975,000	(a),(b)	CHI Commercial Mortgage Trust, Series 2025 SFT	0.310	04/15/42	10,597

250,000	(a),(b)	CHI Commercial Mortgage Trust, Series 2025 SFT	5.665	04/15/42	251,647

27,000	(a),(b)	Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08	7.940	07/25/42	28,178

1,000,000	(a),(b)	GS Mortgage Securities Corp Trust, (TSFR1M + 1.499%), Series 2021 DM	5.819	11/15/36	996,130

32,426		GS Mortgage Securities Trust, Series 2016 GS2	2.922	05/10/49	32,195

500,000	(a),(b)	JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.734%), Series 2020 609M	6.054	10/15/33	492,920

212,214	(a),(b)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE	5.915	07/15/36	200,846

250,000	(a),(b)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE	6.199	07/15/36	228,775

250,000	(a),(b)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE	6.599	07/15/36	209,417

250,000	(a),(b)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE	8.649	07/15/36	165,642

182,612	(b)	One Market Plaza Trust, Series 2017 1MKT	3.614	02/10/32	171,510

27,382,754	(a),(b)	SLG Office Trust, Series 2021 OVA	0.258	07/15/41	348,626

500,000	(a),(b)	STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH	5.691	11/15/36	494,771

500,000	(a),(b)	STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH	6.090	11/15/36	494,229

270,000	(a),(b)	STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH	6.389	11/15/36	266,911

81,611	(b)	Verus Securitization Trust, Series 2020 1	3.417	01/25/60	80,001

		TOTAL OTHER MORTGAGE BACKED			5,397,373

		TOTAL STRUCTURED ASSETS (Cost $18,298,615)			17,745,731

		TOTAL LONG-TERM INVESTMENTS (Cost $77,211,705)			76,790,029

270	See Notes to Financial Statements

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%

777,484	(f)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360%(g)		$777,484

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $777,484)			777,484

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.9%

		TREASURY DEBT - 1.9%

$1,476,000		United States Treasury Bill	0.000	04/01/25	1,476,000

		TOTAL TREASURY DEBT			1,476,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,476,000)			1,476,000

		TOTAL INVESTMENTS - 101.9% (Cost $79,465,189)			79,043,513

		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(1,494,393)

		NET ASSETS - 100.0%			$77,549,120

SOFR	Secured Overnight Financing Rate
SOFR30A	30 Day Average Secured Overnight Financing Rate
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

(a)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $28,377,861 or 35.9% of Total Investments.

(c)	When-issued or delayed delivery security.
(d)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $748,287.
(e)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f)	Investments made with cash collateral received from securities on loan.
(g)	The rate shown is the one-day yield as of the end of the reporting period.

See Notes to Financial Statements	271

Portfolio of Investments March 31, 2025

Short Term Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 99.5%

		BANK LOAN OBLIGATIONS - 0.9%

		CAPITAL GOODS - 0.1%

$1,257,239	(a)	Core & Main LP, Term Loan B, (TSFR1M + 2.000%)	6.270%	07/27/28	$1,257,239

		TOTAL CAPITAL GOODS			1,257,239

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%

663,547	(a)	American Builders & Contractors Supply Co., Inc., Term Loan B, (TSFR1M + 1.750%)	6.075	01/31/31	663,511

1,748,913	(a)	Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 1.750%)	6.189	08/06/27	1,712,842

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			2,376,353

		CONSUMER SERVICES - 0.3%

1,447,527	(a)	101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%)	6.075	09/23/30	1,436,287

1,943,891	(a)	Hilton Domestic Operating Company, Inc., Term Loan B4, (TSFR1M + 1.750%)	6.070	11/08/30	1,944,358

780,107	(a)	KFC Holding Co., Term Loan B, (TSFR1M + 1.750%)	6.181	03/15/28	782,838

1,408,630	(a)	Wyndham Hotels & Resorts, Inc., Term Loan, (TSFR1M + 1.750%)	6.075	05/28/30	1,410,518

		TOTAL CONSUMER SERVICES			5,574,001

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%

730,720	(a)	US Foods, Inc., Term Loan B, (TSFR1M + 1.750%)	6.075	11/22/28	736,741

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			736,741

		FINANCIAL SERVICES - 0.0%

700,052	(a)	Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%)	6.075	06/24/31	698,697

		TOTAL FINANCIAL SERVICES			698,697

		MEDIA & ENTERTAINMENT - 0.1%

998,401	(a)	CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%)	8.819	01/18/28	967,201

674,453	(a)	Outfront Media Capital LLC, Term Loan B, (TSFR1M + 1.750%)	6.075	11/18/26	674,369

		TOTAL MEDIA & ENTERTAINMENT			1,641,570

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%

102,731	(a)	Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%)	6.425	11/08/27	102,938

1,571,260	(a)	Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%)	6.575	05/05/28	1,572,439

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,675,377

		SOFTWARE & SERVICES - 0.1%

1,288,333	(a)	Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%)	6.075	09/12/29	1,283,302

		TOTAL SOFTWARE & SERVICES			1,283,302

		TOTAL BANK LOAN OBLIGATIONS (Cost $15,239,329)			15,243,280

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CORPORATE BONDS - 33.6%

		AUTOMOBILES & COMPONENTS - 2.6%

2,725,000	(b),(c)	Denso Corp	1.239	09/16/26	2,600,284

10,000,000		Ford Motor Credit Co LLC	6.950	06/10/26	10,154,663

3,000,000		Ford Motor Credit Co LLC	7.350	11/04/27	3,108,573

2,200,000	(c)	Ford Otomotiv Sanayi AS.	7.125	04/25/29	2,181,170

11,000,000		General Motors Financial Co, Inc	5.400	04/06/26	11,045,950

5,000,000		General Motors Financial Co, Inc	5.400	05/08/27	5,048,280

850,000		General Motors Financial Co, Inc	6.000	01/09/28	871,742

2,250,000	(c)	Hyundai Capital Services, Inc	2.125	04/24/25	2,245,985

7,500,000		Toyota Motor Credit Corp	4.550	08/07/26	7,523,912

		TOTAL AUTOMOBILES & COMPONENTS			44,780,559

		BANKS - 13.6%

1,125,000	(c)	Banco Bradesco S.A.	6.500	01/22/30	1,159,763

2,855,000	(c)	Banco do Brasil S.A.	3.250	09/30/26	2,794,997

3,975,000	(c)	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.621	12/10/29	4,017,056

4,000,000	(c)	Bank Leumi Le-Israel BM	5.125	07/27/27	3,992,760

25,000,000		Bank of America Corp	4.979	01/24/29	25,253,409

5,000,000		Bank of America Corp	5.819	09/15/29	5,181,615

1,800,000		Barclays plc	4.837	09/10/28	1,801,591

5,000,000		Barclays plc	6.490	09/13/29	5,256,977

15,000,000		CitiBank NA	5.438	04/30/26	15,161,526

7,250,000		CitiBank NA	4.929	08/06/26	7,297,645

5,000,000		CitiBank NA	4.876	11/19/27	5,023,814

272	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 13.6% (continued)

$10,000,000		Citigroup, Inc	5.610%	09/29/26	$10,047,917

20,000,000		Goldman Sachs Bank USA	5.283	03/18/27	20,127,864

10,000,000		Goldman Sachs Bank USA	5.414	05/21/27	10,094,708

14,450,000		HSBC Holdings plc	5.130	11/19/28	14,566,655

1,600,000	(c)	Itau Unibanco Holding S.A.	6.000	02/27/30	1,634,320

9,000,000		JPMorgan Chase & Co	4.080	04/26/26	8,993,033

10,000,000		JPMorgan Chase & Co	5.581	04/22/30	10,314,586

3,000,000		JPMorgan Chase & Co	4.995	07/22/30	3,027,154

10,000,000		JPMorgan Chase & Co	4.603	10/22/30	9,933,927

10,000,000		JPMorgan Chase Bank NA	5.110	12/08/26	10,130,870

5,000,000		Morgan Stanley Bank NA	5.882	10/30/26	5,110,556

8,400,000		Morgan Stanley Bank NA	5.504	05/26/28	8,555,040

5,000,000		Morgan Stanley Bank NA	4.968	07/14/28	5,043,464

4,275,000	(b),(c)	NatWest Markets plc	5.416	05/17/27	4,354,088

10,000,000		Royal Bank of Canada	4.650	01/27/26	9,992,895

4,000,000	(b),(c)	United Overseas Bank Ltd	1.250	04/14/26	3,878,251

21,900,000		Wells Fargo Bank NA	5.450	08/07/26	22,201,363

		TOTAL BANKS			234,947,844

		CAPITAL GOODS - 1.4%

10,000,000		Boeing Co	2.196	02/04/26	9,784,012

10,000,000		Caterpillar Financial Services Corp	4.350	05/15/26	10,016,853

3,000,000	(c)	Embraer Netherlands Finance BV	7.000	07/28/30	3,213,885

2,000,000	(c)	Sisecam UK plc	8.250	05/02/29	2,015,256

		TOTAL CAPITAL GOODS			25,030,006

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%

2,700,000		O’Reilly Automotive, Inc	5.750	11/20/26	2,749,496

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			2,749,496

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%

3,900,000		Walmart, Inc	1.050	09/17/26	3,734,812

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			3,734,812

		ENERGY - 2.7%

5,000,000		BP Capital Markets America, Inc	5.017	11/17/27	5,081,243

3,000,000		Canadian Natural Resources Ltd	2.050	07/15/25	2,977,062

1,000,000		Ecopetrol S.A.	4.625	11/02/31	833,071

3,000,000		Energy Transfer LP	5.250	07/01/29	3,043,676

2,275,000		Energy Transfer LP	5.200	04/01/30	2,300,696

3,500,000		Enterprise Products Operating LLC	5.050	01/10/26	3,515,163

2,991,000		Hess Corp	4.300	04/01/27	2,976,000

4,000,000		Marathon Petroleum Corp	4.700	05/01/25	3,999,009

69,500		Petroleos Mexicanos	2.378	04/15/25	69,354

1,000,000		Petroleos Mexicanos	4.500	01/23/26	979,293

1,000,000		Petroleos Mexicanos	5.350	02/12/28	926,429

3,840,000	(c),(d)	Petronas Capital Ltd	4.950	01/03/31	3,855,600

1,315,789		Reliance Industries Ltd	2.444	01/15/26	1,300,692

2,275,000	(c)	South Bow USA Infrastructure Holdings LLC	4.911	09/01/27	2,275,942

2,000,000	(c)	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	1,973,340

10,000,000		Williams Cos, Inc	5.400	03/02/26	10,070,226

		TOTAL ENERGY			46,176,796

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%

3,000,000		American Tower Corp	5.250	07/15/28	3,053,767

3,000,000		Essex Portfolio LP	1.700	03/01/28	2,760,877

5,000,000		GLP Capital LP	5.750	06/01/28	5,087,745

4,800,000		Kite Realty Group LP	4.000	10/01/26	4,748,639

13,365,000	(c)	SBA Tower Trust	1.884	01/15/26	13,035,387

2,500,000	(c)	SBA Tower Trust	1.631	11/15/26	2,374,096

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			31,060,511

		FINANCIAL SERVICES - 1.2%

5,500,000		AerCap Ireland Capital DAC	6.100	01/15/27	5,623,701

3,000,000		American Express Co	5.532	04/25/30	3,093,056

1,500,000	(c)	Banco BTG Pactual S.A.	2.750	01/11/26	1,471,278

1,675,000		Morgan Stanley	5.449	07/20/29	1,713,159

4,000,000	(c)	Rocket Mortgage LLC	2.875	10/15/26	3,833,752

See Notes to Financial Statements	273

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 1.2% (continued)

$5,000,000		State Street Corp	5.272%	08/03/26	$5,056,468

		TOTAL FINANCIAL SERVICES			20,791,414

		FOOD, BEVERAGE & TOBACCO - 0.8%

3,000,000	(c)	Bimbo Bakeries USA, Inc	6.050	01/15/29	3,114,213

7,550,000	(c)	Mars, Inc	4.800	03/01/30	7,593,184

3,000,000		Philip Morris International, Inc	4.875	02/13/29	3,031,582

		TOTAL FOOD, BEVERAGE & TOBACCO			13,738,979

		HEALTH CARE EQUIPMENT & SERVICES - 0.4%

3,750,000		CVS Health Corp	4.300	03/25/28	3,704,787

3,200,000		HCA, Inc	5.200	06/01/28	3,239,426

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,944,213

		HOUSEHOLD & PERSONAL PRODUCTS - 0.3%

5,000,000		Unilever Capital Corp	4.250	08/12/27	5,008,319

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			5,008,319

		INSURANCE - 0.4%

5,000,000		Arthur J Gallagher & Co	4.850	12/15/29	5,034,539

2,500,000		Principal Life Global Funding II	0.875	01/12/26	2,431,547

		TOTAL INSURANCE			7,466,086

		MATERIALS - 0.7%

3,401,000		Amcor Finance USA, Inc	3.625	04/28/26	3,364,608

2,200,000		AngloGold Ashanti Holdings plc	3.375	11/01/28	2,076,001

1,200,000	(c)	Freeport Indonesia PT	4.763	04/14/27	1,190,169

2,000,000	(c)	Kraton Corp	5.000	07/15/27	2,020,811

2,325,000	(c)	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	2,247,443

1,600,000	(c)	POSCO	5.750	01/17/28	1,641,543

		TOTAL MATERIALS			12,540,575

		MEDIA & ENTERTAINMENT - 1.0%

2,000,000	(c)	CCO Holdings LLC	5.125	05/01/27	1,969,877

10,000,000		Charter Communications Operating LLC	6.150	11/10/26	10,202,924

6,000,000		Comcast Corp	3.300	02/01/27	5,896,042

		TOTAL MEDIA & ENTERTAINMENT			18,068,843

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%

5,000,000		AbbVie, Inc	4.650	03/15/28	5,040,548

4,600,000		Amgen, Inc	5.150	03/02/28	4,682,726

3,000,000		AstraZeneca Finance LLC	4.800	02/26/27	3,031,766

8,000,000		Pfizer Investment Enterprises Pte Ltd	4.450	05/19/28	8,019,282

1,045,000		Teva Pharmaceutical Finance Netherlands III BV	4.750	05/09/27	1,028,730

3,000,000		Zoetis, Inc	5.400	11/14/25	3,011,740

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			24,814,792

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%

1,800,000		Broadcom, Inc	4.150	02/15/28	1,784,735

5,800,000		Broadcom, Inc	5.050	07/12/29	5,880,558

3,000,000	(c)	TSMC Global Ltd	0.750	09/28/25	2,943,448

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,608,741

		SOFTWARE & SERVICES - 0.5%

5,000,000		Accenture Capital, Inc	3.900	10/04/27	4,967,163

925,000	(c)	Gen Digital, Inc	6.750	09/30/27	936,367

3,100,000		Oracle Corp	5.800	11/10/25	3,123,716

		TOTAL SOFTWARE & SERVICES			9,027,246

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%

3,000,000		Amphenol Corp	5.050	04/05/29	3,060,851

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,060,851

		TELECOMMUNICATION SERVICES - 1.2%

5,500,000		AT&T, Inc	1.700	03/25/26	5,349,428

2,650,000	(c)	Sitios Latinoamerica SAB de C.V.	6.000	11/25/29	2,671,385

8,000,000		T-Mobile USA, Inc	3.750	04/15/27	7,884,194

5,500,000		Verizon Communications, Inc	2.100	03/22/28	5,141,141

		TOTAL TELECOMMUNICATION SERVICES			21,046,148

		TRANSPORTATION - 0.3%

2,000,000	(c)	Grupo Aeromexico SAB de C.V.	8.250	11/15/29	1,928,200

274	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION - 0.3% (continued)

$3,170,000	(c)	Transnet SOC Ltd	8.250%	02/06/28	$3,225,164

		TOTAL TRANSPORTATION			5,153,364

		UTILITIES - 2.1%

3,400,000	(c)	Comision Federal de Electricidad	5.700	01/24/30	3,327,240

1,160,157		Consumers 2023 Securitization Funding LLC	5.550	03/01/28	1,175,388

5,000,000		DTE Energy Co	5.200	04/01/30	5,063,347

5,000,000		Florida Power & Light Co	4.400	05/15/28	5,005,670

2,500,000	(c)	Israel Electric Corp Ltd	4.250	08/14/28	2,423,948

1,575,000		NextEra Energy Capital Holdings, Inc	4.900	02/28/28	1,589,845

3,000,000		NextEra Energy Capital Holdings, Inc	4.900	03/15/29	3,025,511

7,920,386		Virginia Power Fuel Securitization LLC	5.088	05/01/27	7,970,794

5,000,000		WEC Energy Group, Inc	4.750	01/09/26	5,001,534

1,378,000		WEC Energy Group, Inc	5.600	09/12/26	1,397,999

		TOTAL UTILITIES			35,981,276

		TOTAL CORPORATE BONDS (Cost $578,944,582)			582,730,871

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT BONDS - 45.0%

		AGENCY SECURITIES - 1.3%

20,036,250		Federal Home Loan Banks	1.000	03/23/26	19,421,208

1,015,000		Montefiore Medical Center	2.152	10/20/26	991,639

1,052,631		Reliance Industries Ltd	1.870	01/15/26	1,037,119

1,000,000		Reliance Industries Ltd	2.060	01/15/26	986,218

		TOTAL AGENCY SECURITIES			22,436,184

		FOREIGN GOVERNMENT BONDS - 2.4%

2,500,000		Brazilian Government International Bond	2.875	06/06/25	2,487,500

6,250,000	(c)	Central American Bank for Economic Integration	5.000	02/09/26	6,276,556

1,000,000	(c)	Hungary Government International Bond	6.125	05/22/28	1,026,578

2,800,000	(c)	Korea Hydro & Nuclear Power Co Ltd	1.250	04/27/26	2,707,406

2,800,000	(c)	Magyar Export-Import Bank Zrt	6.125	12/04/27	2,850,879

4,350,000		Mexico Government International Bond	3.750	01/11/28	4,212,704

4,300,000	(c)	Morocco Government International Bond	2.375	12/15/27	3,983,021

3,575,000	(c)	OPEC Fund for International Development	4.500	01/26/26	3,578,711

4,250,000		Peruvian Government International Bond	4.125	08/25/27	4,215,787

900,000		Philippine Government International Bond	2.457	05/05/30	810,333

4,000,000	(c)	Qatar Government International Bond	4.000	03/14/29	3,944,988

1,000,000	(c)	Romanian Government International Bond	6.625	02/17/28	1,026,575

5,200,000	(c)	Saudi Government International Bond	3.250	10/26/26	5,113,035

		TOTAL FOREIGN GOVERNMENT BONDS			42,234,073

		MORTGAGE BACKED - 4.8%

8,061		Citicorp Mortgage Securities Trust Series	5.500	02/25/26	8,010

10,094,000	(a),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.440	03/25/42	10,417,631

6,170,000	(a),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)	8.986	06/25/42	6,571,312

7,277,000	(a),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)	7.690	01/25/43	7,638,325

8,880,000	(a),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)	7.886	05/25/43	9,371,694

1,175,000	(a),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)	7.436	06/25/43	1,224,872

460,000	(a),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)	7.040	07/25/43	473,004

7,165		Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)	5.940	07/25/34	7,124

20,000,000	(a),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)	7.690	05/25/42	20,789,596

1,097,357	(a),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)	8.840	06/25/42	1,166,546

1,805,000	(a),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)	8.340	07/25/42	1,904,958

3,830,000	(a),(c)	Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)	7.586	04/25/43	4,010,022

5,371,847		Ginnie Mae I Pool	2.000	05/15/31	4,954,741

15,513,564		Ginnie Mae I Pool	1.730	07/15/37	13,016,453

44,567	(a)	Impac CMB Trust, (TSFR1M + 0.774%)	5.095	03/25/35	40,624

231,633	(a),(c)	New Residential Mortgage Loan Trust	3.750	11/25/54	222,661

369,357	(a),(c)	New Residential Mortgage Loan Trust	3.750	03/25/56	354,930

634,947	(a),(c)	New Residential Mortgage Loan Trust	4.000	12/25/57	616,532

See Notes to Financial Statements	275

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MORTGAGE BACKED (continued)

$143,381	(a)	Structured Adjustable Rate Mortgage Loan Trust, (TSFR1M + 0.484%)	4.805%	07/25/34	$142,928

		TOTAL MORTGAGE BACKED			82,931,963

		U.S. TREASURY SECURITIES - 36.5%

123,965,000		United States Treasury Note	4.125	02/28/27	124,434,711

36,681,000		United States Treasury Note	3.875	03/15/28	36,675,268

30,868,100		United States Treasury Note/Bond	3.000	10/31/25	30,656,846

20,000,000		United States Treasury Note/Bond	2.875	11/30/25	19,829,688

83,091,000		United States Treasury Note/Bond	3.625	05/15/26	82,724,231

186,169,000	(e)	United States Treasury Note/Bond	1.500	08/15/26	180,053,058

15,000,000		United States Treasury Note/Bond	0.500	06/30/27	13,916,016

11,000,000		United States Treasury Note/Bond	1.375	10/31/28	10,076,172

133,728,000		United States Treasury Note/Bond	4.000	02/28/30	134,030,977

		TOTAL U.S. TREASURY SECURITIES			632,396,967

		TOTAL GOVERNMENT BONDS (Cost $780,355,242)			779,999,187

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		STRUCTURED ASSETS - 20.0%

		ASSET BACKED - 10.5%

49,434		Aames Mortgage Trust (Step Bond), Series 2002 1	7.396	06/25/32	48,592

4,059,459	(c)	Alterna Funding III LLC, Series 2024 1A	6.260	05/16/39	4,092,942

55,677	(c)	Asset Backed Funding Corp NIM Trust, Series 2005 WMC1	5.900	07/26/35	1

431,865	(a)	Asset Backed Securities Corp Home Equity Loan Trust Series, (TSFR1M + 1.764%), Series 2002 HE1	6.084	03/15/32	448,298

9,000,000	(c)	Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A	5.360	06/20/30	9,185,592

1,901,861	(c)	Capital Automotive REIT, Series 2021 1A	1.440	08/15/51	1,812,131

2,091,647	(c)	Capital Automotive REIT, Series 2021 1A	1.920	08/15/51	1,992,510

7,000,000		CarMax Auto Owner Trust, Series 2021 3	1.000	03/15/27	6,862,313

16,085,000		CarMax Auto Owner Trust, Series 2024 4	4.600	10/15/29	16,149,218

521		Centex Home Equity, Series 2002 A	5.540	01/25/32	523

36,605	(a)	Centex Home Equity, (TSFR1M + 0.759%), Series 2004 B	5.080	03/25/34	36,165

9,579,164	(c)	CF Hippolyta LLC, Series 2020 1	1.690	07/15/60	9,452,710

122,341	(a)	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2	5.700	02/26/35	108,608

2,540,000		CNH Equipment Trust, Series 2021 B	0.900	01/16/29	2,471,977

6,579,000	(c)	DB Master Finance LLC, Series 2021 1A	2.045	11/20/51	6,276,467

10,697,500	(c)	Domino’s Pizza Master Issuer LLC, Series 2021 1A	2.662	04/25/51	9,876,413

1,080,694	(c)	FNA VI LLC, Series 2021 1A	1.350	01/10/32	997,042

3,100,000		Ford Credit Auto Owner Trust, Series 2024 D	4.610	08/15/29	3,119,861

1,500,000	(c)	Ford Credit Auto Owner Trust, Series 2021 1	1.610	10/17/33	1,451,005

18,050,000		GM Financial Automobile Leasing Trust, Series 2024 2	5.390	07/20/27	18,219,981

5,000,000	(a),(c)	Goldentree Loan Management US CLO 6 Ltd, (TSFR3M + 0.970%), Series 2019 6A	5.281	04/20/35	4,976,620

2,915,000	(a),(c)	Gracie Point International Funding LLC, (SOFR90A + 1.700%), Series 2024 1A	6.122	03/01/28	2,920,116

1,115,000	(a),(c)	Gracie Point International Funding LLC, (SOFR90A + 2.100%), Series 2024 1A	6.522	03/01/28	1,117,448

4,807,260	(c)	Hilton Grand Vacations Trust, Series 2024 2A	5.500	03/25/38	4,898,230

253,047		IMC Home Equity Loan Trust (Step Bond), Series 1998 3	5.432	08/20/29	250,591

6,100,000	(a),(c)	MSCG Trust, Series 2015 ALDR	3.462	06/07/35	5,919,031

9,614,773	(c)	MVW LLC, Series 2024 1A	5.320	02/20/43	9,744,110

1,684,070	(c)	Navient Private Education Refi Loan Trust, Series 2021 A	0.840	05/15/69	1,530,545

5,000,000	(a),(c)	Neuberger Berman Loan Advisers Clo 42 Ltd, (TSFR3M + 0.950%), Series 2021 42A	5.669	07/16/35	4,983,475

958,042	(c)	Oportun Issuance Trust, Series 2021 B	1.960	05/08/31	934,849

89,075	(a)	Park Place Securities, Inc, (TSFR1M + 1.359%), Series 2005 WCH1	5.680	01/25/36	88,741

8,425,000	(c)	PFS Financing Corp, Series 2024 B	4.950	02/15/29	8,483,981

9,630,000	(c)	PFS Financing Corp, Series 2024 D	5.340	04/15/29	9,800,628

5,050,000	(c)	SCCU Auto Receivables Trust, Series 2024 1A	5.110	06/15/29	5,093,001

5,294,831		SCE Recovery Funding LLC, Series 2021 A-1	0.861	11/15/31	4,692,583

2,351,150	(c)	ServiceMaster Funding LLC, Series 2020 1	2.841	10/30/51	2,170,987

5,534,375	(c)	SERVPRO Master Issuer LLC, Series 2021 1A	2.394	04/25/51	5,099,258

647,153	(c)	Sierra Timeshare Receivables Funding LLC, Series 2021 1A	0.990	11/20/37	631,405

12,615,300	(c)	Taco Bell Funding LLC, Series 2021 1A	1.946	08/25/51	11,945,526

276	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		ASSET BACKED (continued)

$5,588,946	(c)	Wendy’s Funding LLC, Series 2021 1A	2.370%	06/15/51	$5,075,468

		TOTAL ASSET BACKED			182,958,942

		OTHER MORTGAGE BACKED - 9.5%

1,185,000	(a),(c)	ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND	7.012	07/15/41	1,184,008

2,500,000	(a),(c)	BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF	6.670	02/15/42	2,497,136

4,119,000	(a),(c)	BBCMS Trust, (TSFR1M + 1.297%), Series 2018 CBM	5.617	07/15/37	4,074,567

3,500,000	(a),(c)	BX Commercial Mortgage Trust, (TSFR1M + 1.112%), Series 2021 XL2	5.431	10/15/38	3,487,358

5,005,000	(a),(c)	BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2	5.631	10/15/38	4,985,972

2,600,000	(a),(c)	BX Trust, (TSFR1M + 2.690%), Series 2023 DELC	7.002	05/15/38	2,606,514

1,000,000	(a),(c)	BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP	6.159	01/17/39	987,984

3,000,000	(c)	COMM Mortgage Trust, Series 2022 HC	3.376	01/10/39	2,730,832

1,280,024	(c)	COMM Mortgage Trust, Series 2013 CR6	3.397	03/10/46	1,242,857

4,534,633		COMM Mortgage Trust, Series 2014 CR17	4.377	05/10/47	4,434,598

1,871,655		COMM Mortgage Trust, Series 2014 UBS3	4.012	06/10/47	1,789,690

1,012,000	(a)	COMM Mortgage Trust, Series 2015 CR23	4.492	05/10/48	965,975

4,115,000	(a)	COMM Mortgage Trust, Series 2015 LC21	4.327	07/10/48	4,066,646

3,000,000	(a)	COMM Mortgage Trust, Series 2015 CR24	3.463	08/10/48	2,489,130

4,170,000	(a)	COMM Mortgage Trust, Series 2015 CR25	4.517	08/10/48	4,135,408

2,500,000	(a)	COMM Mortgage Trust, Series 2015 CR26	4.463	10/10/48	2,459,988

165,000	(a),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06	8.190	05/25/42	172,633

1,123,816	(a),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08	7.940	07/25/42	1,172,856

8,295,000	(a),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09	9.086	09/25/42	8,890,642

12,515,000	(a),(c)	Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01	8.086	12/25/42	13,186,765

1,400,000	(c)	CSMC, Series 2020 NET	2.816	08/15/37	1,372,420

2,523,039	(c)	CSMC OA LLC, Series 2014 USA	3.304	09/15/37	2,371,499

1,317,691	(c)	CSMC Trust, Series 2020 NQM1	2.414	05/25/65	1,245,966

5,000,000	(a),(c)	DBSG Mortgage Trust, Series 2024 ALTA	6.595	06/10/37	5,068,075

1,400,000	(a),(c)	DBWF Mortgage Trust, Series 2015 LCM	3.422	06/10/34	1,322,239

1,000,000	(a),(c)	GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%), Series 2021 ARDN	6.484	11/15/36	984,797

1,750,000	(a),(c)	GS Mortgage Securities Corp Trust, (TSFR1M + 2.864%), Series 2021 ARDN	7.184	11/15/36	1,736,882

2,680,394	(a),(c)	GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5	3.000	03/27/51	2,302,457

1,000,000	(a),(c)	JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.064%), Series 2021 MHC	6.384	04/15/38	998,068

674,043	(a),(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011 C3	5.013	02/15/46	646,167

2,300,000		JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP3	2.870	08/15/49	2,229,009

4,700,000	(a)	JPMBB Commercial Mortgage Securities Trust, Series 2014 C23	4.466	09/15/47	4,527,181

1,570,000		JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.106	08/15/48	1,541,444

1,200,000	(a)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.599	08/15/48	1,144,615

5,000,000	(a)	JPMBB Commercial Mortgage Securities Trust, Series 2015 C31	4.599	08/15/48	4,050,465

2,000,000	(a)	JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5	3.904	03/15/50	1,712,532

1,422,047	(a),(c)	MCR Mortgage Trust, (TSFR1M + 1.758%), Series 2024 HTL	6.078	02/15/37	1,424,647

1,279,783	(a),(c)	MHC Commercial Mortgage Trust, (TSFR1M + 0.915%), Series 2021 MHC	5.234	04/15/38	1,276,956

4,000,000	(a),(c)	MHC Commercial Mortgage Trust, (TSFR1M + 1.215%), Series 2021 MHC	6.536	04/15/38	3,991,459

1,200,000	(a),(c)	MHC Commercial Mortgage Trust, (TSFR1M + 1.715%), Series 2021 MHC	7.040	04/15/38	1,197,585

2,565,000	(a)	Morgan Stanley Capital I Trust, Series 2015 MS1	3.779	05/15/48	2,554,624

2,500,000	(c)	MRCD Mortgage Trust, Series 2019 PARK	2.718	12/15/36	1,868,274

2,500,000	(c)	MRCD Mortgage Trust, Series 2019 PARK	2.718	12/15/36	1,773,775

3,900,000	(a),(c)	MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL	5.717	03/15/39	3,888,231

6,000,000	(a),(c)	MTN Commercial Mortgage Trust, (TSFR1M + 1.896%), Series 2022 LPFL	6.216	03/15/39	5,988,762

8,064,144	(a),(c)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE	5.915	07/15/36	7,632,157

7,500,000	(a),(c)	Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE	6.599	07/15/36	6,282,496

351,744	(c)	Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC	2.966	12/15/38	331,367

2,000,000	(a),(c)	PKHL Commercial Mortgage Trust, (TSFR1M + 2.114%), Series 2021 MF	6.434	07/15/38	1,467,736

7,886,000	(a),(c)	RLGH Trust, (TSFR1M + 1.279%), Series 2021 TROT	5.599	04/15/36	7,846,802

2,275,000	(a),(c)	RLGH Trust, (TSFR1M + 1.828%), Series 2021 TROT	6.148	04/15/36	2,255,801

3,662,709	(a),(c)	SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND	6.719	02/15/39	3,601,602

1,653,801	(c)	Verus Securitization Trust, Series 2020 1	3.417	01/25/60	1,621,175

6,576,779	(a),(c)	Verus Securitization Trust, Series 2021 7	2.240	10/25/66	5,721,858

See Notes to Financial Statements	277

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OTHER MORTGAGE BACKED (continued)

$3,000,000	(a)	WFRBS Commercial Mortgage Trust, Series 2013 C11	3.750%	03/15/45	$2,856,850

		TOTAL OTHER MORTGAGE BACKED			164,397,532

		TOTAL STRUCTURED ASSETS (Cost $356,874,071)			347,356,474

		TOTAL LONG-TERM INVESTMENTS (Cost $1,731,413,224)			1,725,329,812

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%

662,111	(f)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360 (g)		662,111

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $662,111)			662,111

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.5%

		TREASURY DEBT - 0.5%

8,862,000		United States Treasury Bill	0.000	04/01/25	8,862,000

		TOTAL TREASURY DEBT			8,862,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,862,000)			8,862,000

		TOTAL INVESTMENTS - 100.0% (Cost $1,740,937,335)			1,734,853,923

		OTHER ASSETS & LIABILITIES, NET - (0.0)%			(833,489)

		NET ASSETS - 100.0%			$1,734,020,434

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR30A	30 Day Average Secured Overnight Financing Rate
SOFR90A	90 Day Average Secured Overnight Financing Rate
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

(a)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $641,945.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $449,310,901 or 25.9% of Total Investments.

(d)	When-issued or delayed delivery security.
(e)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f)	Investments made with cash collateral received from securities on loan.
(g)	The rate shown is the one-day yield as of the end of the reporting period.

Investments in Derivatives

Futures Contracts - Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

U.S. Treasury 2-Year Note	648	06/30/25	$133,786,338	$134,247,376	$461,038

278	See Notes to Financial Statements

Portfolio of Investments March 31, 2025

Short Term Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 99.0%

		CORPORATE BONDS - 25.6%

		AUTOMOBILES & COMPONENTS - 1.1%

$300,000		American Honda Finance Corp	5.250%	07/07/26	$302,714

500,000		American Honda Finance Corp	4.400	10/05/26	499,604

1,000,000		American Honda Finance Corp	4.900	03/12/27	1,007,761

750,000		American Honda Finance Corp	4.900	07/09/27	756,729

750,000		American Honda Finance Corp	4.550	03/03/28	749,680

400,000		BorgWarner, Inc	2.650	07/01/27	383,318

1,500,000		Ford Motor Credit Co LLC	3.375	11/13/25	1,482,093

1,500,000		Ford Motor Credit Co LLC	6.950	03/06/26	1,516,338

1,500,000		Ford Motor Credit Co LLC	2.700	08/10/26	1,446,491

750,000		Ford Motor Credit Co LLC	5.125	11/05/26	745,129

1,000,000		Ford Motor Credit Co LLC	5.800	03/05/27	1,004,328

750,000		Ford Motor Credit Co LLC	5.850	05/17/27	753,933

200,000		Ford Motor Credit Co LLC	4.125	08/17/27	193,209

300,000		Ford Motor Credit Co LLC	3.815	11/02/27	286,184

750,000		Ford Motor Credit Co LLC	5.918	03/20/28	753,350

700,000		General Motors Financial Co, Inc	5.400	04/06/26	702,924

1,500,000		General Motors Financial Co, Inc	1.500	06/10/26	1,442,194

300,000		General Motors Financial Co, Inc	5.000	04/09/27	300,331

1,000,000		General Motors Financial Co, Inc	5.400	05/08/27	1,009,656

2,000,000		General Motors Financial Co, Inc	5.350	07/15/27	2,016,958

500,000		General Motors Financial Co, Inc	5.050	04/04/28	500,516

1,000,000		Honeywell International, Inc	4.650	07/30/27	1,006,809

200,000		Lear Corp	3.800	09/15/27	195,446

500,000		Toyota Motor Corp	5.275	07/13/26	505,600

500,000		Toyota Motor Credit Corp	5.200	05/15/26	504,498

1,000,000		Toyota Motor Credit Corp	4.450	05/18/26	1,000,743

250,000		Toyota Motor Credit Corp	4.550	08/07/26	250,797

300,000		Toyota Motor Credit Corp	5.000	08/14/26	302,592

350,000		Toyota Motor Credit Corp	5.400	11/20/26	356,153

500,000	(a)	Toyota Motor Credit Corp	4.600	01/08/27	502,586

1,250,000		Toyota Motor Credit Corp	5.000	03/19/27	1,266,419

1,300,000		Toyota Motor Credit Corp	4.350	10/08/27	1,300,466

		TOTAL AUTOMOBILES & COMPONENTS			25,045,549

		BANKS - 8.3%

3,000,000		Asian Development Bank	3.125	08/20/27	2,942,355

2,495,000	(a)	Asian Development Bank	4.375	01/14/28	2,521,294

500,000		Australia & New Zealand Banking Group Ltd	4.420	12/16/26	501,452

500,000		Australia & New Zealand Banking Group Ltd	4.750	01/18/27	503,962

750,000		Australia & New Zealand Banking Group Ltd	4.900	07/16/27	759,932

500,000		Australia & New Zealand Banking Group Ltd	3.919	09/30/27	495,764

200,000		Banco Bilbao Vizcaya Argentaria S.A.	6.138	09/14/28	206,316

600,000		Banco Santander S.A.	5.179	11/19/25	601,003

400,000		Banco Santander S.A.	6.527	11/07/27	411,830

1,000,000		Banco Santander S.A.	5.552	03/14/28	1,015,792

800,000		Banco Santander S.A.	4.175	03/24/28	791,936

1,400,000		Banco Santander S.A.	5.365	07/15/28	1,420,245

1,000,000		Bank of ,NV Scotia	5.400	06/04/27	1,020,264

500,000		Bank of ,NV Scotia	4.404	09/08/28	497,643

500,000		Bank of ,NV Scotia	4.932	02/14/29	503,061

1,000,000		Bank of America Corp	1.658	03/11/27	972,774

1,500,000		Bank of America Corp	3.559	04/23/27	1,483,741

1,500,000		Bank of America Corp	1.734	07/22/27	1,445,778

1,000,000		Bank of America Corp	5.933	09/15/27	1,019,508

1,250,000		Bank of America Corp	3.824	01/20/28	1,234,164

750,000		Bank of America Corp	2.551	02/04/28	723,549

750,000		Bank of America Corp	3.705	04/24/28	737,278

1,500,000		Bank of America Corp	4.376	04/27/28	1,493,794

1,250,000		Bank of America Corp	4.948	07/22/28	1,260,039

See Notes to Financial Statements	279

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 8.3% (continued)

$2,000,000		Bank of America Corp	6.204%	11/10/28	$2,078,639

2,000,000		Bank of America Corp	3.419	12/20/28	1,938,250

2,000,000		Bank of America Corp	4.979	01/24/29	2,020,273

1,500,000		Bank of America NA	5.526	08/18/26	1,524,124

500,000		Bank of Montreal	5.300	06/05/26	504,532

1,000,000		Bank of Montreal	1.250	09/15/26	955,385

500,000		Bank of Montreal	5.266	12/11/26	506,672

500,000		Bank of Montreal	2.650	03/08/27	484,149

750,000	(a)	Bank of Montreal	5.370	06/04/27	763,722

500,000		Bank of Montreal	4.567	09/10/27	500,242

750,000	(a)	Bank of Montreal	5.004	01/27/29	757,769

300,000		Bank of Nova Scotia	2.700	08/03/26	293,160

500,000		Bank of Nova Scotia	1.300	09/15/26	477,886

1,000,000		Bank of Nova Scotia	5.350	12/07/26	1,013,755

500,000		Barclays plc	5.200	05/12/26	501,599

1,200,000		Barclays plc	5.829	05/09/27	1,214,639

1,250,000		Barclays plc	6.496	09/13/27	1,280,441

1,000,000		Barclays plc	5.674	03/12/28	1,017,626

1,025,000		Barclays plc	4.837	09/10/28	1,025,906

1,000,000		Barclays plc	5.086	02/25/29	1,007,090

750,000		Canadian Imperial Bank of Commerce	5.926	10/02/26	765,090

750,000		Canadian Imperial Bank of Commerce	3.450	04/07/27	735,549

1,000,000		Canadian Imperial Bank of Commerce	5.237	06/28/27	1,014,888

500,000		Canadian Imperial Bank of Commerce	4.508	09/11/27	499,438

500,000		Canadian Imperial Bank of Commerce	4.862	01/13/28	502,239

500,000		Canadian Imperial Bank of Commerce	4.857	03/30/29	501,786

1,000,000		CitiBank NA	5.438	04/30/26	1,010,768

350,000		CitiBank NA	4.929	08/06/26	352,300

2,500,000		CitiBank NA	5.488	12/04/26	2,542,171

3,000,000		CitiBank NA	4.876	11/19/27	3,014,288

1,500,000		Citigroup, Inc	1.462	06/09/27	1,444,928

1,000,000		Citigroup, Inc	4.450	09/29/27	995,291

1,500,000		Citigroup, Inc	3.070	02/24/28	1,457,693

1,500,000		Citigroup, Inc	3.668	07/24/28	1,467,352

2,000,000		Citigroup, Inc	4.786	03/04/29	2,004,352

500,000		Citizens Bank NA	3.750	02/18/26	496,120

500,000		Commonwealth Bank of Australia	4.577	11/27/26	502,821

750,000		Commonwealth Bank of Australia	4.423	03/14/28	753,320

250,000		Cooperatieve Rabobank UA	4.333	08/28/26	250,085

750,000		Cooperatieve Rabobank UA	5.500	10/05/26	763,135

1,500,000		Cooperatieve Rabobank UA	5.041	03/05/27	1,521,130

500,000		Cooperatieve Rabobank UA	4.883	01/21/28	507,468

500,000		Credit Suisse AG.	1.250	08/07/26	479,499

750,000		Credit Suisse AG.	5.000	07/09/27	758,635

750,000		Credit Suisse AG.	7.500	02/15/28	807,655

750,000		Deutsche Bank AG.	1.686	03/19/26	731,077

650,000		Deutsche Bank AG.	7.146	07/13/27	668,155

1,000,000		Deutsche Bank AG.	5.706	02/08/28	1,015,181

1,000,000		Deutsche Bank AG.	5.373	01/10/29	1,011,044

250,000		Deutsche Bank AG/New York NY	4.875	12/01/32	244,621

500,000		Fifth Third Bancorp	6.361	10/27/28	519,530

500,000		Fifth Third Bank NA	3.850	03/15/26	495,817

500,000		Fifth Third Bank NA	2.250	02/01/27	481,135

500,000		Fifth Third Bank NA	4.967	01/28/28	502,842

750,000		FNB Corp	5.150	08/25/25	749,892

1,000,000		Goldman Sachs Bank USA	5.414	05/21/27	1,009,471

1,100,000		HSBC Holdings plc	5.887	08/14/27	1,117,347

750,000		HSBC Holdings plc	4.041	03/13/28	740,612

1,500,000		HSBC Holdings plc	5.597	05/17/28	1,524,874

1,200,000		HSBC Holdings plc	4.755	06/09/28	1,199,789

700,000		HSBC Holdings plc	2.013	09/22/28	654,951

1,050,000		HSBC Holdings plc	5.130	11/19/28	1,058,477

280	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BANKS - 8.3% (continued)

$1,500,000		HSBC Holdings plc	4.899%	03/03/29	$1,503,522

1,500,000		HSBC USA, Inc	5.294	03/04/27	1,525,973

1,000,000		Huntington National Bank	4.871	04/12/28	1,003,989

500,000		ING Groep NV	3.950	03/29/27	494,230

250,000		ING Groep NV	1.726	04/01/27	242,873

450,000		ING Groep NV	6.083	09/11/27	459,069

500,000		ING Groep NV	4.017	03/28/28	494,409

1,000,000		ING Groep NV	4.858	03/25/29	1,003,629

2,860,000		JPMorgan Chase & Co	1.578	04/22/27	2,773,235

750,000		JPMorgan Chase & Co	1.470	09/22/27	717,378

2,000,000		JPMorgan Chase & Co	6.070	10/22/27	2,047,219

3,000,000		JPMorgan Chase & Co	5.040	01/23/28	3,026,040

2,700,000		JPMorgan Chase & Co	5.571	04/22/28	2,753,959

500,000		JPMorgan Chase & Co	4.323	04/26/28	497,553

750,000		JPMorgan Chase & Co	2.182	06/01/28	713,775

1,500,000		JPMorgan Chase & Co	4.979	07/22/28	1,513,386

2,000,000		JPMorgan Chase & Co	4.505	10/22/28	1,997,982

2,000,000		JPMorgan Chase & Co	4.915	01/24/29	2,019,018

1,000,000		JPMorgan Chase Bank NA	5.110	12/08/26	1,013,087

900,000		KeyBank NA	5.850	11/15/27	924,593

1,905,000		Kreditanstalt fuer Wiederaufbau	3.625	04/01/26	1,895,691

1,500,000		Kreditanstalt fuer Wiederaufbau	4.625	08/07/26	1,511,497

1,425,000		Kreditanstalt fuer Wiederaufbau	3.500	08/27/27	1,410,433

3,215,000	(a)	Kreditanstalt fuer Wiederaufbau	3.875	05/15/28	3,209,067

650,000		Kreditanstalt fuer Wiederaufbau	4.000	03/15/29	651,074

250,000		Lloyds Banking Group plc	4.650	03/24/26	249,436

800,000		Lloyds Banking Group plc	1.627	05/11/27	773,799

750,000		Lloyds Banking Group plc	5.985	08/07/27	762,311

800,000		Lloyds Banking Group plc	5.462	01/05/28	810,221

1,500,000		Lloyds Banking Group plc	5.087	11/26/28	1,514,873

1,000,000		M&T Bank Corp	4.833	01/16/29	1,000,472

300,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	298,250

500,000		Mitsubishi UFJ Financial Group, Inc	1.538	07/20/27	481,073

750,000		Mitsubishi UFJ Financial Group, Inc	1.640	10/13/27	717,533

500,000		Mitsubishi UFJ Financial Group, Inc	2.341	01/19/28	480,924

500,000		Mitsubishi UFJ Financial Group, Inc	4.080	04/19/28	495,298

1,250,000		Mitsubishi UFJ Financial Group, Inc	5.017	07/20/28	1,261,872

1,000,000		Mitsubishi UFJ Financial Group, Inc	5.354	09/13/28	1,018,763

500,000		Mizuho Financial Group, Inc	3.663	02/28/27	493,205

200,000		Mizuho Financial Group, Inc	1.234	05/22/27	192,485

300,000		Mizuho Financial Group, Inc	1.554	07/09/27	288,844

1,000,000		Mizuho Financial Group, Inc	5.414	09/13/28	1,019,514

1,000,000		Morgan Stanley Bank NA	5.882	10/30/26	1,022,111

2,000,000		Morgan Stanley Bank NA	4.447	10/15/27	1,997,485

1,500,000		Morgan Stanley Bank NA	4.952	01/14/28	1,509,382

850,000		Morgan Stanley Bank NA	5.504	05/26/28	865,689

1,000,000		Morgan Stanley Bank NA	4.968	07/14/28	1,008,693

1,000,000		Morgan Stanley Bank NA	5.016	01/12/29	1,012,004

1,000,000		National Australia Bank Ltd	5.087	06/11/27	1,016,538

1,000,000		National Australia Bank Ltd	4.500	10/26/27	1,005,116

500,000		National Bank of Canada	5.600	07/02/27	506,072

500,000		National Bank of Canada	4.950	02/01/28	503,348

500,000		NatWest Group plc	5.847	03/02/27	505,233

1,000,000		NatWest Group plc	5.583	03/01/28	1,016,737

500,000		NatWest Group plc	5.516	09/30/28	509,098

1,000,000		PNC Financial Services Group, Inc	4.758	01/26/27	1,000,358

500,000		PNC Financial Services Group, Inc	5.102	07/23/27	502,833

500,000		PNC Financial Services Group, Inc	6.615	10/20/27	515,274

1,000,000		PNC Financial Services Group, Inc	5.300	01/21/28	1,013,718

500,000		PNC Financial Services Group, Inc	5.354	12/02/28	510,160

300,000		Royal Bank of Canada	1.200	04/27/26	290,145

750,000		Royal Bank of Canada	5.200	07/20/26	757,458

See Notes to Financial Statements	281

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	BANKS - 8.3% (continued)

$400,000	Royal Bank of Canada	1.400%	11/02/26	$382,370

1,250,000	Royal Bank of Canada	4.875	01/19/27	1,261,216

1,000,000	Royal Bank of Canada	5.069	07/23/27	1,006,042

500,000	Royal Bank of Canada	4.240	08/03/27	498,541

500,000	Royal Bank of Canada	4.510	10/18/27	499,766

500,000	Royal Bank of Canada	4.715	03/27/28	501,346

500,000	Royal Bank of Canada	4.522	10/18/28	498,715

1,000,000	Royal Bank of Canada	4.965	01/24/29	1,007,535

150,000	Santander Holdings USA, Inc	3.244	10/05/26	146,553

500,000	Santander Holdings USA, Inc	6.124	05/31/27	506,298

500,000	Santander Holdings USA, Inc	2.490	01/06/28	479,223

1,000,000	Santander Holdings USA, Inc	5.473	03/20/29	1,005,628

750,000	Santander UK Group Holdings plc	6.833	11/21/26	759,381

300,000	Santander UK Group Holdings plc	1.673	06/14/27	289,003

500,000	Santander UK Group Holdings plc	2.469	01/11/28	480,501

500,000	State Street Corp	4.330	10/22/27	500,914

1,000,000	State Street Corp	4.536	02/28/28	1,004,710

500,000	Sumitomo Mitsui Financial Group, Inc	5.880	07/13/26	508,551

1,500,000	Sumitomo Mitsui Financial Group, Inc	1.402	09/17/26	1,435,851

500,000	Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	492,227

500,000	Sumitomo Mitsui Financial Group, Inc	2.174	01/14/27	481,140

1,500,000	Sumitomo Mitsui Financial Group, Inc	5.520	01/13/28	1,539,946

500,000	Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	488,472

500,000	Synovus Financial Corp	5.200	08/11/25	499,671

500,000	Toronto-Dominion Bank	5.532	07/17/26	506,602

1,050,000	Toronto-Dominion Bank	1.250	09/10/26	1,004,147

775,000	Toronto-Dominion Bank	5.264	12/11/26	785,465

500,000	Toronto-Dominion Bank	4.568	12/17/26	500,723

1,000,000	Toronto-Dominion Bank	4.980	04/05/27	1,010,538

1,000,000	Toronto-Dominion Bank	4.693	09/15/27	1,006,524

750,000	Toronto-Dominion Bank	4.861	01/31/28	758,341

300,000	Toronto-Dominion Bank	3.625	09/15/31	293,941

500,000	Truist Bank	3.300	05/15/26	492,858

1,000,000	Truist Bank	4.632	09/17/29	978,154

750,000	Truist Financial Corp	6.047	06/08/27	762,485

500,000	Truist Financial Corp	4.123	06/06/28	496,685

400,000	US Bancorp	2.375	07/22/26	390,538

1,500,000	US Bancorp	6.787	10/26/27	1,549,815

1,200,000	US Bancorp	4.548	07/22/28	1,200,166

500,000	US Bancorp	4.653	02/01/29	500,305

1,670,000	Wells Fargo & Co	3.000	04/22/26	1,644,642

1,000,000	Wells Fargo & Co	3.000	10/23/26	977,888

1,300,000	Wells Fargo & Co	3.196	06/17/27	1,278,974

2,000,000	Wells Fargo & Co	4.900	01/24/28	2,011,277

1,000,000	Wells Fargo & Co	3.526	03/24/28	979,863

1,500,000	Wells Fargo & Co	5.707	04/22/28	1,532,792

2,750,000	Wells Fargo & Co	3.584	05/22/28	2,692,458

1,000,000	Wells Fargo & Co	2.393	06/02/28	954,413

700,000	Wells Fargo Bank NA	5.450	08/07/26	709,633

1,000,000	Wells Fargo Bank NA	5.254	12/11/26	1,014,194

750,000	Westpac Banking Corp	5.200	04/16/26	757,096

1,000,000	Westpac Banking Corp	1.150	06/03/26	964,459

300,000	Westpac Banking Corp	2.700	08/19/26	293,774

1,000,000	Westpac Banking Corp	4.600	10/20/26	1,005,916

300,000	Westpac Banking Corp	4.043	08/26/27	299,390

500,000	Westpac Banking Corp	4.322	11/23/31	495,744

	TOTAL BANKS			193,754,555

	CAPITAL GOODS - 1.2%

200,000	3M Co	2.250	09/19/26	193,863

750,000	AGCO Corp	5.450	03/21/27	759,209

750,000	Air Lease Corp	5.300	06/25/26	755,688

750,000	Air Lease Corp	1.875	08/15/26	722,195

282	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CAPITAL GOODS - 1.2% (continued)

$300,000		Air Lease Corp	2.200%	01/15/27	$287,477

100,000		Aircastle Ltd	4.250	06/15/26	99,175

1,050,000		Boeing Co	3.100	05/01/26	1,031,638

500,000		Boeing Co	2.700	02/01/27	482,208

700,000		Carrier Global Corp	2.493	02/15/27	676,020

500,000		Caterpillar Financial Services Corp	4.350	05/15/26	500,843

500,000		Caterpillar Financial Services Corp	4.500	01/07/27	502,235

300,000		Caterpillar Financial Services Corp	4.500	01/08/27	301,690

1,000,000		Caterpillar Financial Services Corp	5.000	05/14/27	1,015,881

1,000,000		Caterpillar Financial Services Corp	4.400	10/15/27	1,003,774

750,000		Caterpillar Financial Services Corp	4.600	11/15/27	755,430

1,000,000		Caterpillar Financial Services Corp	4.400	03/03/28	1,002,687

500,000		CNH Industrial Capital LLC	4.500	10/08/27	497,659

500,000		Emerson Electric Co	0.875	10/15/26	475,351

200,000		GATX Corp	3.250	09/15/26	196,081

1,000,000		GATX Corp	5.400	03/15/27	1,012,704

500,000		General Dynamics Corp	1.150	06/01/26	482,662

400,000		General Dynamics Corp	3.500	04/01/27	394,892

300,000		Honeywell International, Inc	2.500	11/01/26	291,734

600,000		Honeywell International, Inc	1.100	03/01/27	565,217

400,000		Howmet Aerospace, Inc	5.900	02/01/27	409,784

300,000		Illinois Tool Works, Inc	2.650	11/15/26	293,251

750,000		Ingersoll Rand, Inc	5.197	06/15/27	760,257

750,000		John Deere Capital Corp	4.750	06/08/26	754,409

500,000		John Deere Capital Corp	4.500	01/08/27	502,921

750,000		John Deere Capital Corp	4.850	03/05/27	759,164

1,000,000		John Deere Capital Corp	4.900	06/11/27	1,013,817

750,000		John Deere Capital Corp	4.200	07/15/27	750,528

500,000		John Deere Capital Corp	4.650	01/07/28	506,202

800,000		L3Harris Technologies, Inc	5.400	01/15/27	811,465

250,000		Northrop Grumman Corp	3.200	02/01/27	244,893

500,000		Northrop Grumman Corp	3.250	01/15/28	484,063

200,000		Otis Worldwide Corp	2.293	04/05/27	191,677

125,000		Owens Corning	5.500	06/15/27	127,423

500,000		PACCAR Financial Corp	5.050	08/10/26	505,351

500,000		PACCAR Financial Corp	5.200	11/09/26	507,970

300,000		PACCAR Financial Corp	4.500	11/25/26	301,760

750,000		PACCAR Financial Corp	5.000	05/13/27	761,430

200,000		PACCAR Financial Corp	4.450	08/06/27	201,207

500,000		PACCAR Financial Corp	4.550	03/03/28	503,804

300,000		Parker-Hannifin Corp	3.250	03/01/27	294,421

400,000		Parker-Hannifin Corp	4.250	09/15/27	399,115

300,000		Quanta Services, Inc	4.750	08/09/27	300,549

1,000,000		Raytheon Technologies Corp	5.750	11/08/26	1,018,369

200,000		Textron, Inc	3.650	03/15/27	196,235

300,000		Westinghouse Air Brake Technologies Corp	3.450	11/15/26	294,873

200,000	(a)	Xylem, Inc	3.250	11/01/26	196,354

		TOTAL CAPITAL GOODS			27,097,605

		COMMERCIAL & PROFESSIONAL SERVICES - 0.4%

200,000		Broadridge Financial Solutions, Inc	3.400	06/27/26	197,231

500,000		Concentrix Corp	6.650	08/02/26	510,106

750,000		Corp Andina de Fomento	4.125	01/07/28	746,640

2,460,000		European Investment Bank	3.875	06/15/28	2,453,775

595,000		International Bank for Reconstruction & Development	4.000	08/27/26	594,765

500,000		International Bank for Reconstruction & Development	3.125	06/15/27	490,883

1,000,000		Mastercard, Inc	4.100	01/15/28	998,056

1,000,000		Mastercard, Inc	4.550	03/15/28	1,007,342

400,000		Republic Services, Inc	2.900	07/01/26	393,536

200,000		TR Finance LLC	3.350	05/15/26	197,179

1,000,000		Waste Management, Inc	4.950	07/03/27	1,015,525

See Notes to Financial Statements	283

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	COMMERCIAL & PROFESSIONAL SERVICES - 0.4% (continued)

$500,000	Waste Management, Inc	4.500%	03/15/28	$502,983

	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			9,108,021

	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%

950,000	Alibaba Group Holding Ltd	3.400	12/06/27	924,979

1,250,000	Amazon.com, Inc	1.000	05/12/26	1,208,222

500,000	Amazon.com, Inc	3.300	04/13/27	491,604

1,500,000	Amazon.com, Inc	1.200	06/03/27	1,410,430

100,000	AutoNation, Inc	3.800	11/15/27	97,503

500,000	AutoZone, Inc	5.050	07/15/26	503,579

200,000	AutoZone, Inc	4.500	02/01/28	199,979

350,000	eBay, Inc	1.400	05/10/26	338,366

350,000	eBay, Inc	5.950	11/22/27	362,839

500,000	Home Depot, Inc	5.150	06/25/26	505,493

750,000	Home Depot, Inc	4.950	09/30/26	757,840

200,000	Home Depot, Inc	2.875	04/15/27	194,749

1,000,000	Home Depot, Inc	4.875	06/25/27	1,014,061

400,000	Home Depot, Inc	2.800	09/14/27	386,597

800,000	Lowe’s Cos, Inc	4.800	04/01/26	802,337

400,000	Lowe’s Cos, Inc	3.350	04/01/27	391,664

500,000	Lowe’s Cos, Inc	3.100	05/03/27	486,267

350,000	O’Reilly Automotive, Inc	5.750	11/20/26	356,416

300,000	O’Reilly Automotive, Inc	3.600	09/01/27	293,786

400,000	Ross Stores, Inc	0.875	04/15/26	385,339

300,000	TJX Cos, Inc	2.250	09/15/26	291,695

	TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			11,403,745

	CONSUMER DURABLES & APPAREL - 0.1%

200,000	DR Horton, Inc	1.300	10/15/26	190,418

200,000	DR Horton, Inc	1.400	10/15/27	185,196

200,000	Hasbro, Inc	3.550	11/19/26	196,300

225,000	Hasbro, Inc	3.500	09/15/27	218,666

500,000	Lennar Corp	4.750	11/29/27	500,597

750,000	NIKE, Inc	2.750	03/27/27	729,331

128,000	PulteGroup, Inc	5.000	01/15/27	128,742

150,000	Tapestry, Inc	4.125	07/15/27	148,018

200,000	Toll Brothers Finance Corp	4.875	03/15/27	200,040

100,000	Toll Brothers Finance Corp	4.350	02/15/28	98,608

	TOTAL CONSUMER DURABLES & APPAREL			2,595,916

	CONSUMER SERVICES - 0.2%

400,000	Booking Holdings, Inc	3.600	06/01/26	396,480

750,000	Darden Restaurants, Inc	4.350	10/15/27	744,470

500,000	Expedia Group, Inc	4.625	08/01/27	499,740

200,000	Expedia Group, Inc	3.800	02/15/28	195,034

500,000	Hyatt Hotels Corp	5.750	01/30/27	508,665

125,000	Hyatt Hotels Corp	5.050	03/30/28	125,553

500,000	Las Vegas Sands Corp	5.900	06/01/27	508,069

800,000	Marriott International, Inc	5.450	09/15/26	808,846

150,000	Marriott International, Inc	5.000	10/15/27	151,867

300,000	McDonald’s Corp	3.500	03/01/27	295,160

400,000	McDonald’s Corp	3.500	07/01/27	392,662

500,000	Sands China Ltd	2.300	03/08/27	473,679

750,000	Starbucks Corp	4.850	02/08/27	755,617

	TOTAL CONSUMER SERVICES			5,855,842

	CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%

800,000	Costco Wholesale Corp	1.375	06/20/27	754,010

300,000	Dollar General Corp	3.875	04/15/27	295,989

100,000	Kroger Co	2.650	10/15/26	97,229

300,000	Kroger Co	3.700	08/01/27	294,953

600,000	SYSCO Corp	3.300	07/15/26	591,015

100,000	SYSCO Corp	3.250	07/15/27	97,328

800,000	Target Corp	1.950	01/15/27	770,004

284	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2% (continued)

$1,500,000		Walmart, Inc	4.000%	04/15/26	$1,497,834

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL			4,398,362

		ENERGY - 1.2%

250,000		Baker Hughes Holdings LLC	2.061	12/15/26	240,816

400,000		Baker Hughes Holdings LLC	3.337	12/15/27	390,867

500,000		Boardwalk Pipelines LP	5.950	06/01/26	505,276

450,000		BP Capital Markets America, Inc	3.543	04/06/27	442,913

1,150,000		BP Capital Markets America, Inc	5.017	11/17/27	1,168,686

200,000		BP Capital Markets plc	3.279	09/19/27	195,181

500,000		Canadian Natural Resources Ltd	3.850	06/01/27	492,014

400,000		Cheniere Corpus Christi Holdings LLC	5.125	06/30/27	403,288

200,000		Chevron Corp	2.954	05/16/26	197,189

200,000		Chevron Corp	1.995	05/11/27	191,304

1,000,000		Chevron USA, Inc	4.405	02/26/27	1,006,434

300,000		Chevron USA, Inc	1.018	08/12/27	279,241

1,000,000		Chevron USA, Inc	4.475	02/26/28	1,007,041

400,000		Continental Resources, Inc	4.375	01/15/28	392,019

250,000		Coterra Energy, Inc	3.900	05/15/27	246,116

1,000,000		Diamondback Energy, Inc	5.200	04/18/27	1,012,251

1,000,000		Enbridge, Inc	5.900	11/15/26	1,020,125

300,000		Enbridge, Inc	5.250	04/05/27	303,772

150,000		Enbridge, Inc	3.700	07/15/27	147,250

500,000		Energy Transfer LP	3.900	07/15/26	495,679

500,000		Energy Transfer LP	6.050	12/01/26	510,893

350,000		Energy Transfer LP	4.400	03/15/27	348,870

150,000		Energy Transfer LP	5.550	02/15/28	153,544

500,000		Energy Transfer Operating LP	5.500	06/01/27	507,606

115,000		Enterprise Products Operating LLC	3.700	02/15/26	114,220

500,000		Enterprise Products Operating LLC	4.600	01/11/27	502,703

500,000		Enterprise Products Operating LLC	5.250	08/16/77	492,286

100,000		Enterprise Products Operating LLC	5.375	02/15/78	97,816

336,000		EQT Corp	3.900	10/01/27	329,988

775,000		Equinor ASA	1.750	01/22/26	759,134

2,005,000		Exxon Mobil Corp	3.043	03/01/26	1,982,845

500,000	(b)	Helmerich & Payne, Inc	4.650	12/01/27	498,957

350,000		Hess Corp	4.300	04/01/27	348,245

400,000		Kinder Morgan, Inc	1.750	11/15/26	382,719

350,000		Kinder Morgan, Inc	4.300	03/01/28	347,414

250,000		Marathon Petroleum Corp	5.125	12/15/26	251,849

800,000		MPLX LP	1.750	03/01/26	779,079

650,000		MPLX LP	4.125	03/01/27	644,309

300,000		MPLX LP	4.000	03/15/28	294,569

250,000		Occidental Petroleum Corp	5.550	03/15/26	251,005

1,000,000		Occidental Petroleum Corp	5.000	08/01/27	1,003,339

195,000		ONEOK, Inc	5.000	03/01/26	195,289

500,000		ONEOK, Inc	5.550	11/01/26	506,636

500,000		ONEOK, Inc	4.250	09/24/27	495,571

750,000		Phillips 66	1.300	02/15/26	729,363

400,000		Phillips 66	3.900	03/15/28	393,041

100,000		Phillips 66 Co	4.950	12/01/27	101,236

275,000		Pioneer Natural Resources Co	5.100	03/29/26	276,837

300,000		Plains All American Pipeline LP	4.500	12/15/26	299,788

500,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	504,308

600,000		Sabine Pass Liquefaction LLC	5.000	03/15/27	602,723

850,000		Shell International Finance BV	2.500	09/12/26	830,518

500,000		Solventum Corp	5.450	02/25/27	507,201

350,000	(b)	South Bow USA Infrastructure Holdings LLC	4.911	09/01/27	350,145

250,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	246,213

500,000		Targa Resources Corp	5.200	07/01/27	505,918

200,000		TC PipeLines LP	3.900	05/25/27	196,670

200,000		Valero Energy Corp	3.400	09/15/26	196,767

350,000		Valero Energy Partners LP	4.500	03/15/28	349,371

See Notes to Financial Statements	285

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	ENERGY - 1.2% (continued)

$500,000	Veralto Corp	5.500%	09/18/26	$506,132

500,000	Western Gas Partners LP	4.650	07/01/26	499,557

300,000	Williams Cos, Inc	3.750	06/15/27	294,904

	TOTAL ENERGY			29,327,040

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%

250,000	Alexandria Real Estate Equities, Inc	3.800	04/15/26	247,889

200,000	Alexandria Real Estate Equities, Inc	3.950	01/15/28	196,648

150,000	American Homes 4 Rent LP	4.250	02/15/28	148,434

500,000	American Tower Corp	1.600	04/15/26	484,977

500,000	American Tower Corp	3.375	10/15/26	490,997

400,000	American Tower Corp	3.125	01/15/27	389,635

200,000	American Tower Corp	3.650	03/15/27	196,618

500,000	American Tower Corp	3.550	07/15/27	488,811

600,000	American Tower Corp	1.500	01/31/28	550,929

100,000	AvalonBay Communities, Inc	2.950	05/11/26	98,294

200,000	AvalonBay Communities, Inc	2.900	10/15/26	195,423

200,000	AvalonBay Communities, Inc	3.200	01/15/28	193,510

500,000	Boston Properties LP	3.650	02/01/26	494,627

500,000	Boston Properties LP	6.750	12/01/27	522,921

300,000	Brixmor Operating Partnership LP	4.125	06/15/26	297,726

100,000	Brixmor Operating Partnership LP	3.900	03/15/27	98,293

500,000	Camden Property Trust	5.850	11/03/26	510,359

140,000	Crown Castle, Inc	4.450	02/15/26	139,593

850,000	Crown Castle, Inc	1.050	07/15/26	810,231

800,000	Crown Castle, Inc	2.900	03/15/27	772,682

600,000	Crown Castle, Inc	3.800	02/15/28	583,867

200,000	CubeSmart LP	3.125	09/01/26	195,902

350,000	Digital Realty Trust LP	3.700	08/15/27	343,699

350,000	Digital Realty Trust LP	5.550	01/15/28	358,266

100,000	EPR Properties	4.750	12/15/26	99,540

500,000	Equinix, Inc	1.450	05/15/26	483,232

200,000	Equinix, Inc	1.800	07/15/27	188,083

100,000	ERP Operating LP	2.850	11/01/26	97,586

350,000	ERP Operating LP	3.500	03/01/28	340,659

350,000	Essex Portfolio LP	3.625	05/01/27	343,238

200,000	Extra Space Storage LP	3.500	07/01/26	197,392

500,000	Extra Space Storage LP	5.700	04/01/28	513,589

150,000	Federal Realty OP LP	3.250	07/15/27	145,451

200,000	Healthcare Realty Holdings LP	3.500	08/01/26	196,712

300,000	Healthcare Realty Holdings LP	3.750	07/01/27	293,581

450,000	Healthpeak OP LLC	3.250	07/15/26	442,601

250,000	Healthpeak OP LLC	1.350	02/01/27	235,712

100,000	Highwoods Realty LP	3.875	03/01/27	98,058

150,000	Highwoods Realty LP	4.125	03/15/28	145,414

300,000	Kimco Realty OP LLC	2.800	10/01/26	292,414

200,000	Kimco Realty OP LLC	1.900	03/01/28	185,952

200,000	Kite Realty Group LP	4.000	10/01/26	197,860

350,000	Mid-America Apartments LP	3.600	06/01/27	343,957

250,000	National Retail Properties, Inc	3.600	12/15/26	246,207

200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	199,054

250,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	249,397

150,000	Prologis LP	3.250	10/01/26	147,558

500,000	Prologis LP	2.125	04/15/27	478,314

650,000	Public Storage	1.500	11/09/26	621,566

250,000	Realty Income Corp	5.050	01/13/26	250,024

100,000	Realty Income Corp	4.450	09/15/26	99,971

300,000	Realty Income Corp	3.000	01/15/27	292,425

300,000	Realty Income Corp	3.950	08/15/27	296,636

500,000	Realty Income Corp	3.400	01/15/28	485,411

200,000	Regency Centers LP	3.600	02/01/27	196,773

150,000	Sabra Health Care LP	5.125	08/15/26	149,846

500,000	Simon Property Group LP	1.375	01/15/27	473,994

286	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)

$500,000		Simon Property Group LP	3.375%	06/15/27	$489,452

100,000		Simon Property Group LP	3.375	12/01/27	97,461

150,000		Simon Property Group LP	1.750	02/01/28	139,232

200,000		Tanger Properties LP	3.875	07/15/27	196,299

100,000		UDR, Inc	2.950	09/01/26	97,848

200,000		UDR, Inc	3.500	01/15/28	194,019

150,000		Ventas Realty LP	3.250	10/15/26	147,064

350,000		Ventas Realty LP	3.850	04/01/27	345,201

400,000		VICI Properties LP	4.750	02/15/28	400,027

1,000,000	(c)	VICI Properties LP	4.750	04/01/28	1,001,988

200,000		Welltower OP LLC	4.250	04/01/26	199,432

200,000		Welltower OP LLC	2.700	02/15/27	193,652

500,000		Weyerhaeuser Co	4.750	05/15/26	500,766

250,000		WP Carey, Inc	4.250	10/01/26	248,618

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			22,089,597

		FINANCIAL SERVICES - 3.0%

750,000		AerCap Ireland Capital DAC	2.450	10/29/26	724,794

500,000		AerCap Ireland Capital DAC	6.100	01/15/27	511,246

750,000		AerCap Ireland Capital DAC	6.450	04/15/27	774,204

500,000		AerCap Ireland Capital DAC	4.625	10/15/27	497,902

750,000		AerCap Ireland Capital DAC	4.875	04/01/28	752,659

500,000		Ally Financial, Inc	7.100	11/15/27	526,433

500,000		American Express Co	1.650	11/04/26	479,017

500,000		American Express Co	2.550	03/04/27	483,241

1,000,000		American Express Co	5.645	04/23/27	1,011,339

500,000		American Express Co	5.389	07/28/27	505,328

1,000,000		American Express Co	5.098	02/16/28	1,011,952

1,000,000		American Express Co	5.043	07/26/28	1,012,585

300,000		Ameriprise Financial, Inc	2.875	09/15/26	294,038

650,000		Ares Capital Corp	7.000	01/15/27	669,875

500,000	(b)	Ares Strategic Income Fund	5.700	03/15/28	500,012

100,000		Bain Capital Specialty Finance, Inc	2.550	10/13/26	95,789

500,000		Bank of New York Mellon Corp	2.450	08/17/26	487,825

1,150,000		Bank of New York Mellon Corp	4.947	04/26/27	1,155,961

750,000		Bank of New York Mellon Corp	3.442	02/07/28	737,864

1,000,000		Bank of New York Mellon Corp	4.890	07/21/28	1,009,441

100,000		Barings BDC, Inc	3.300	11/23/26	96,668

500,000		BlackRock Funding, Inc	4.600	07/26/27	503,934

250,000		BlackRock, Inc	3.200	03/15/27	245,872

300,000		Blackstone Private Credit Fund	2.625	12/15/26	287,305

750,000	(b)	Blackstone Private Credit Fund	4.950	09/26/27	742,849

400,000		Blackstone Secured Lending Fund	2.750	09/16/26	386,320

300,000		Blackstone Secured Lending Fund	2.125	02/15/27	283,932

500,000		Blackstone Secured Lending Fund	5.350	04/13/28	499,835

450,000		Blue Owl Capital Corp	3.400	07/15/26	439,544

150,000		Blue Owl Capital Corp	2.625	01/15/27	142,832

150,000		Blue Owl Capital Corp II	8.450	11/15/26	157,235

200,000		Blue Owl Credit Income Corp	4.700	02/08/27	197,525

300,000		Blue Owl Credit Income Corp	7.750	09/16/27	313,108

250,000		Brookfield Finance, Inc	4.250	06/02/26	249,055

550,000		Capital One Financial Corp	3.750	07/28/26	542,262

1,000,000		Capital One Financial Corp	3.750	03/09/27	983,800

850,000		Capital One Financial Corp	7.149	10/29/27	880,957

500,000		Capital One Financial Corp	4.927	05/10/28	501,694

500,000		Capital One Financial Corp	5.468	02/01/29	508,367

250,000		Cboe Global Markets, Inc	3.650	01/12/27	247,302

500,000		Charles Schwab Corp	1.150	05/13/26	482,734

750,000		Charles Schwab Corp	5.875	08/24/26	763,909

500,000		Charles Schwab Corp	2.450	03/03/27	482,401

650,000		Charles Schwab Corp	3.200	01/25/28	629,650

500,000		CNH Industrial Capital LLC	4.750	03/21/28	500,804

300,000		Corebridge Financial, Inc	3.650	04/05/27	294,743

See Notes to Financial Statements	287

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FINANCIAL SERVICES - 3.0% (continued)

$500,000		Corebridge Financial, Inc	6.875%	12/15/52	$510,974

200,000		Deutsche Bank AG.	6.720	01/18/29	209,310

250,000		Discover Bank	5.974	08/09/28	255,410

700,000		Fiserv, Inc	3.200	07/01/26	688,824

750,000		Fiserv, Inc	5.150	03/15/27	757,330

200,000		FS KKR Capital Corp	3.400	01/15/26	197,381

400,000		FS KKR Capital Corp	3.250	07/15/27	382,860

275,000		Global Payments, Inc	4.950	08/15/27	277,231

300,000		Goldman Sachs BDC, Inc	6.375	03/11/27	307,332

1,500,000		Goldman Sachs Group, Inc	1.431	03/09/27	1,454,724

1,750,000		Goldman Sachs Group, Inc	1.542	09/10/27	1,674,272

2,000,000		Goldman Sachs Group, Inc	1.948	10/21/27	1,918,385

1,500,000		Goldman Sachs Group, Inc	2.640	02/24/28	1,447,836

1,500,000		Goldman Sachs Group, Inc	3.615	03/15/28	1,472,166

1,000,000		Goldman Sachs Group, Inc	3.691	06/05/28	980,894

500,000		Goldman Sachs Group, Inc	4.482	08/23/28	498,786

200,000		Golub Capital BDC, Inc	2.500	08/24/26	192,660

100,000		Hercules Capital, Inc	2.625	09/16/26	96,173

200,000		Hercules Capital, Inc	3.375	01/20/27	192,811

500,000	(b)	HPS Corporate Lending Fund	5.450	01/14/28	499,674

500,000		Intercontinental Exchange, Inc	4.000	09/15/27	495,488

590,000		International Finance Corp	4.500	01/21/28	598,312

200,000		Jackson Financial, Inc	5.170	06/08/27	201,674

500,000		Jefferies Financial Group, Inc	4.850	01/15/27	499,941

2,400,000		Kreditanstalt fuer Wiederaufbau	4.375	03/01/27	2,416,482

300,000		LPL Holdings, Inc	5.700	05/20/27	304,940

200,000		Main Street Capital Corp	3.000	07/14/26	193,896

550,000		Main Street Capital Corp	6.500	06/04/27	561,254

600,000		Mastercard, Inc	3.300	03/26/27	590,316

1,000,000		Morgan Stanley	3.125	07/27/26	982,714

500,000		Morgan Stanley	4.350	09/08/26	497,973

300,000		Morgan Stanley	1.593	05/04/27	290,533

500,000		Morgan Stanley	1.512	07/20/27	480,629

1,000,000		Morgan Stanley	2.475	01/21/28	964,364

2,500,000		Morgan Stanley	5.652	04/13/28	2,551,743

1,000,000		Morgan Stanley	4.210	04/20/28	992,755

750,000		Morgan Stanley	5.123	02/01/29	760,276

1,350,000		Morgan Stanley Bank NA	4.754	04/21/26	1,354,250

200,000		Morgan Stanley Direct Lending Fund	4.500	02/11/27	197,864

300,000		National Rural Utilities Cooperative Finance Corp	5.600	11/13/26	305,550

500,000		National Rural Utilities Cooperative Finance Corp	4.800	02/05/27	504,638

750,000		National Rural Utilities Cooperative Finance Corp	5.100	05/06/27	760,788

500,000		National Rural Utilities Cooperative Finance Corp	4.120	09/16/27	497,127

500,000		National Rural Utilities Cooperative Finance Corp	4.750	02/07/28	504,950

500,000		New Mountain Finance Corp	6.200	10/15/27	504,352

250,000		Nomura Holdings, Inc	1.653	07/14/26	240,611

500,000		Nomura Holdings, Inc	2.329	01/22/27	479,909

750,000		Nomura Holdings, Inc	5.594	07/02/27	764,448

750,000		Northern Trust Corp	3.375	05/08/32	724,478

200,000		Oaktree Specialty Lending Corp	2.700	01/15/27	190,039

1,000,000		Oesterreichische Kontrollbank AG.	4.625	11/03/25	1,001,338

400,000		Oesterreichische Kontrollbank AG.	4.125	01/20/26	399,535

500,000		Oesterreichische Kontrollbank AG.	5.000	10/23/26	506,877

1,500,000		Oesterreichische Kontrollbank AG.	4.750	05/21/27	1,521,376

300,000		ORIX Corp	5.000	09/13/27	303,284

500,000		PayPal Holdings, Inc	2.650	10/01/26	488,697

750,000		PayPal Holdings, Inc	4.450	03/06/28	752,901

750,000		S&P Global, Inc	2.450	03/01/27	726,253

100,000		Sixth Street Specialty Lending, Inc	2.500	08/01/26	96,876

500,000		State Street Bank & Trust Co	4.594	11/25/26	503,062

500,000		State Street Corp	5.272	08/03/26	505,647

750,000		State Street Corp	4.993	03/18/27	759,785

288	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	FINANCIAL SERVICES - 3.0% (continued)

$750,000	State Street Corp	4.530%	02/20/29	$750,417

500,000	Synchrony Bank	5.400	08/22/25	500,676

300,000	Synchrony Financial	3.950	12/01/27	292,515

500,000	UBS AG.	4.864	01/10/28	502,288

1,000,000	UBS Group AG.	4.550	04/17/26	1,000,455

850,000	Visa, Inc	1.900	04/15/27	813,348

150,000	Voya Financial, Inc	3.650	06/15/26	148,286

100,000	Voya Financial, Inc	4.700	01/23/48	94,465

	TOTAL FINANCIAL SERVICES			70,701,550

	FOOD, BEVERAGE & TOBACCO - 0.9%

200,000	Altria Group, Inc	2.625	09/16/26	194,523

500,000	Altria Group, Inc	4.875	02/04/28	503,543

300,000	Archer-Daniels-Midland Co	2.500	08/11/26	292,765

500,000	BAT Capital Corp	3.215	09/06/26	490,492

1,050,000	BAT Capital Corp	4.700	04/02/27	1,051,521

800,000	BAT Capital Corp	2.259	03/25/28	747,591

750,000	BAT International Finance plc	1.668	03/25/26	728,397

250,000	Bunge Ltd	3.250	08/15/26	245,708

750,000	Bunge Ltd	4.100	01/07/28	741,922

750,000	Campbell Soup Co	5.200	03/19/27	759,333

500,000	ConAgra Brands, Inc	5.300	10/01/26	504,878

200,000	ConAgra Brands, Inc	1.375	11/01/27	183,929

500,000	Constellation Brands, Inc	3.700	12/06/26	492,801

500,000	Constellation Brands, Inc	4.350	05/09/27	497,957

500,000	Diageo Capital plc	5.375	10/05/26	506,924

500,000	General Mills, Inc	4.700	01/30/27	501,581

500,000	Hershey Co	2.300	08/15/26	487,571

500,000	Hershey Co	4.550	02/24/28	504,679

500,000	Hormel Foods Corp	4.800	03/30/27	504,606

200,000	Ingredion, Inc	3.200	10/01/26	195,938

300,000	JBS USA Holding Lux Sarl	2.500	01/15/27	288,492

250,000	Kellogg Co	3.250	04/01/26	247,232

250,000	Kellogg Co	3.400	11/15/27	243,729

500,000	Keurig Dr Pepper, Inc	2.550	09/15/26	486,962

500,000	Keurig Dr Pepper, Inc	5.100	03/15/27	505,571

600,000	Kraft Heinz Foods Co	3.000	06/01/26	589,374

650,000	Kraft Heinz Foods Co	3.875	05/15/27	641,726

300,000	McCormick & Co, Inc	0.900	02/15/26	290,796

150,000	McCormick & Co, Inc	3.400	08/15/27	146,627

700,000	Molson Coors Beverage Co	3.000	07/15/26	686,655

500,000	Mondelez International, Inc	2.625	03/17/27	482,623

1,000,000	PepsiCo Singapore Financing I Pte Ltd	4.650	02/16/27	1,007,192

150,000	PepsiCo, Inc	5.125	11/10/26	152,064

1,000,000	PepsiCo, Inc	4.450	02/07/28	1,006,449

750,000	Philip Morris International, Inc	4.750	02/12/27	755,475

500,000	Philip Morris International, Inc	4.375	11/01/27	499,786

1,050,000	Philip Morris International, Inc	3.125	03/02/28	1,012,371

500,000	Tyson Foods, Inc	4.000	03/01/26	497,771

300,000	Tyson Foods, Inc	3.550	06/02/27	294,060

	TOTAL FOOD, BEVERAGE & TOBACCO			19,971,614

	HEALTH CARE EQUIPMENT & SERVICES - 0.9%

500,000	Abbott Laboratories	3.750	11/30/26	497,169

200,000	Baxter International, Inc	2.600	08/15/26	194,545

500,000	Baxter International, Inc	1.915	02/01/27	476,918

650,000	Becton Dickinson & Co	3.700	06/06/27	638,596

750,000	Cardinal Health, Inc	4.700	11/15/26	753,090

500,000	Cencora, Inc	4.625	12/15/27	501,580

900,000	Centene Corp	4.250	12/15/27	878,199

1,000,000	Cigna Group	3.400	03/01/27	980,585

200,000	CommonSpirit Health	6.073	11/01/27	206,533

625,000	CVS Health Corp	5.000	02/20/26	626,294

500,000	CVS Health Corp	2.875	06/01/26	489,957

See Notes to Financial Statements	289

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HEALTH CARE EQUIPMENT & SERVICES - 0.9% (continued)

$400,000	CVS Health Corp	3.000%	08/15/26	$391,017

600,000	CVS Health Corp	3.625	04/01/27	588,644

750,000	CVS Health Corp	1.300	08/21/27	692,632

1,500,000	CVS Health Corp	4.300	03/25/28	1,481,915

150,000	Elevance Health, Inc	4.900	02/08/26	150,016

1,000,000	Elevance Health, Inc	4.500	10/30/26	1,000,218

650,000	GE HealthCare Technologies, Inc	5.650	11/15/27	667,425

600,000	HCA, Inc	5.250	06/15/26	601,753

1,000,000	HCA, Inc	5.375	09/01/26	1,005,496

750,000	HCA, Inc	3.125	03/15/27	728,375

525,000	HCA, Inc	5.000	03/01/28	529,276

500,000	Humana, Inc	1.350	02/03/27	470,953

500,000	Icon Investments Six DAC	5.809	05/08/27	510,515

200,000	Kaiser Foundation Hospitals	3.150	05/01/27	195,425

400,000	Laboratory Corp of America Holdings	3.600	09/01/27	391,861

200,000	McKesson Corp	1.300	08/15/26	192,076

200,000	PeaceHealth Obligated Group	1.375	11/15/25	195,809

500,000	Quest Diagnostics, Inc	4.600	12/15/27	502,551

750,000	Smith & Nephew plc	5.150	03/20/27	756,667

200,000	SSM Health Care Corp	3.823	06/01/27	196,957

750,000	Stryker Corp	4.700	02/10/28	754,868

1,500,000	UnitedHealth Group, Inc	1.150	05/15/26	1,448,460

500,000	UnitedHealth Group, Inc	4.750	07/15/26	503,326

1,000,000	UnitedHealth Group, Inc	4.600	04/15/27	1,006,613

250,000	Universal Health Services, Inc	1.650	09/01/26	239,283

500,000	Zimmer Biomet Holdings, Inc	4.700	02/19/27	501,498

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			21,947,095

	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%

800,000	Haleon US Capital LLC	3.375	03/24/27	784,052

500,000	Kenvue, Inc	5.350	03/22/26	504,216

300,000	Kimberly-Clark Corp	1.050	09/15/27	278,145

400,000	Procter & Gamble Co	1.000	04/23/26	386,873

300,000	Unilever Capital Corp	2.900	05/05/27	292,347

750,000	Unilever Capital Corp	4.250	08/12/27	751,248

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,996,881

	INSURANCE - 0.3%

200,000	Allstate Corp	7.523	08/15/53	200,234

200,000	American National Group, Inc	5.000	06/15/27	199,950

750,000	Aon North America, Inc	5.125	03/01/27	758,095

200,000	Arch Capital Group Ltd	4.011	12/15/26	197,603

1,000,000	Arthur J Gallagher & Co	4.600	12/15/27	1,002,159

100,000	AXIS Specialty Finance plc	4.000	12/06/27	98,349

500,000	Berkshire Hathaway Finance Corp	2.300	03/15/27	483,432

300,000	Brighthouse Financial, Inc	3.700	06/22/27	293,663

500,000	Chubb INA Holdings, Inc	3.350	05/03/26	494,608

300,000	CNA Financial Corp	3.450	08/15/27	292,435

150,000	F&G Annuities & Life, Inc	7.400	01/13/28	156,446

115,000	Hanover Insurance Group, Inc	4.500	04/15/26	114,693

300,000	Lincoln National Corp	3.625	12/12/26	295,706

250,000	Loews Corp	3.750	04/01/26	248,561

350,000	Manulife Financial Corp	2.484	05/19/27	336,645

200,000	Manulife Financial Corp	4.061	02/24/32	196,636

1,000,000	Marsh & McLennan Cos, Inc	4.550	11/08/27	1,004,717

200,000	Old Republic International Corp	3.875	08/26/26	197,746

250,000	Principal Financial Group, Inc	3.100	11/15/26	244,293

200,000	Progressive Corp	2.450	01/15/27	193,716

200,000	Progressive Corp	2.500	03/15/27	193,397

500,000	Prudential Financial, Inc	1.500	03/10/26	486,848

150,000	Reinsurance Group of America, Inc	3.950	09/15/26	148,826

290	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INSURANCE - 0.3% (continued)

$300,000		Willis North America, Inc	4.650%	06/15/27	$300,187

		TOTAL INSURANCE			8,138,945

		MATERIALS - 0.4%

1,000,000	(b)	Amcor Flexibles North America, Inc	4.800	03/17/28	1,005,427

600,000		ArcelorMittal S.A.	6.550	11/29/27	624,705

500,000		Berry Global, Inc	1.570	01/15/26	487,357

200,000		Berry Global, Inc	1.650	01/15/27	189,732

100,000		BHP Billiton Finance USA Ltd	5.250	09/08/26	101,257

200,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	194,580

400,000		Ecolab, Inc	1.650	02/01/27	381,877

500,000		EIDP, Inc	4.500	05/15/26	500,512

500,000		FMC Corp	5.150	05/18/26	501,278

250,000		Freeport-McMoRan, Inc	4.125	03/01/28	245,586

150,000		Kinross Gold Corp	4.500	07/15/27	149,402

350,000		LYB International Finance BV	3.500	03/02/27	343,046

200,000		Mosaic Co	4.050	11/15/27	197,245

650,000		Nutrien Ltd	5.200	06/21/27	657,600

150,000		Packaging Corp of America	3.400	12/15/27	145,732

500,000	(a)	Rio Tinto Finance USA plc	4.375	03/12/27	501,201

1,000,000		Rio Tinto Finance USA plc	4.500	03/14/28	1,005,816

1,000,000		Sherwin-Williams Co	4.550	03/01/28	1,001,457

500,000		Sonoco Products Co	4.450	09/01/26	498,415

150,000		Steel Dynamics, Inc	1.650	10/15/27	139,527

300,000		Suzano International Finance BV	5.500	01/17/27	303,050

200,000		Vulcan Materials Co	3.900	04/01/27	197,646

250,000		Westlake Corp	3.600	08/15/26	246,482

150,000		WRKCo, Inc	3.375	09/15/27	145,543

200,000		WRKCo, Inc	4.000	03/15/28	196,110

		TOTAL MATERIALS			9,960,583

		MEDIA & ENTERTAINMENT - 0.6%

750,000		Alphabet, Inc	1.998	08/15/26	728,793

500,000	(b)	Blue Owl Technology Finance Corp	6.100	03/15/28	498,692

1,500,000		Charter Communications Operating LLC	6.150	11/10/26	1,530,439

300,000		Charter Communications Operating LLC	4.200	03/15/28	294,204

1,200,000		Comcast Corp	3.150	03/01/26	1,185,778

400,000		Comcast Corp	2.350	01/15/27	386,543

600,000		Comcast Corp	3.300	02/01/27	589,604

300,000		Comcast Corp	3.300	04/01/27	294,305

500,000		Discovery Communications LLC	4.900	03/11/26	500,027

450,000		Discovery Communications LLC	3.950	03/20/28	432,400

750,000		Inter-American Investment Corp	3.625	02/17/27	743,459

1,000,000		Meta Platforms, Inc	3.500	08/15/27	985,806

500,000		Netflix, Inc	4.375	11/15/26	500,880

655,000		Omnicom Group, Inc	3.600	04/15/26	648,543

300,000		Paramount Global	2.900	01/15/27	290,251

100,000		Paramount Global	3.375	02/15/28	96,050

600,000		Take-Two Interactive Software, Inc	5.000	03/28/26	602,560

200,000		Take-Two Interactive Software, Inc	4.950	03/28/28	201,931

800,000		TWDC Enterprises 18 Corp	2.950	06/15/27	778,290

300,000		Walt Disney Co	3.700	03/23/27	297,298

1,500,000		Warnermedia Holdings, Inc	3.755	03/15/27	1,463,036

		TOTAL MEDIA & ENTERTAINMENT			13,048,889

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%

1,250,000		AbbVie, Inc	3.200	05/14/26	1,234,143

950,000		AbbVie, Inc	2.950	11/21/26	929,928

2,000,000		AbbVie, Inc	4.800	03/15/27	2,019,884

1,000,000		AbbVie, Inc	4.650	03/15/28	1,008,110

100,000		Agilent Technologies, Inc	3.050	09/22/26	97,899

500,000		Agilent Technologies, Inc	4.200	09/09/27	497,079

1,300,000		Amgen, Inc	2.200	02/21/27	1,248,289

500,000		Amgen, Inc	3.200	11/02/27	485,500

1,000,000		Amgen, Inc	5.150	03/02/28	1,017,984

See Notes to Financial Statements	291

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond Index

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1% (continued)

$750,000	AstraZeneca Finance LLC	1.200%	05/28/26	$724,689

1,000,000	AstraZeneca Finance LLC	4.800	02/26/27	1,010,589

750,000	AstraZeneca plc	0.700	04/08/26	723,259

200,000	Bio-Rad Laboratories, Inc	3.300	03/15/27	195,046

500,000	Bristol-Myers Squibb Co	3.200	06/15/26	494,125

2,000,000	Bristol-Myers Squibb Co	4.900	02/22/27	2,025,077

1,000,000	Eli Lilly & Co	4.500	02/09/27	1,006,584

1,000,000	Eli Lilly & Co	4.150	08/14/27	1,000,560

750,000	Eli Lilly & Co	4.550	02/12/28	757,413

500,000	Gilead Sciences, Inc	2.950	03/01/27	487,140

500,000	Gilead Sciences, Inc	1.200	10/01/27	463,480

500,000	GlaxoSmithKline Capital plc	4.315	03/12/27	501,675

500,000	Illumina, Inc	4.650	09/09/26	499,556

1,000,000	Johnson & Johnson	4.500	03/01/27	1,008,414

1,000,000	Johnson & Johnson	4.550	03/01/28	1,011,002

750,000	Merck & Co, Inc	1.700	06/10/27	711,922

2,000,000	Pfizer Investment Enterprises Pte Ltd	4.450	05/19/26	2,003,218

300,000	Pfizer, Inc	3.000	12/15/26	293,966

300,000	Royalty Pharma plc	1.750	09/02/27	280,037

24,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	23,558

550,000	Thermo Fisher Scientific, Inc	4.953	08/10/26	554,815

1,000,000	Thermo Fisher Scientific, Inc	5.000	12/05/26	1,010,119

422,000	Utah Acquisition Sub, Inc	3.950	06/15/26	416,337

500,000	Viatris, Inc	2.300	06/22/27	470,771

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			26,212,168

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%

500,000	Advanced Micro Devices, Inc	4.212	09/24/26	501,090

500,000	Advanced Micro Devices, Inc	4.319	03/24/28	502,777

500,000	Analog Devices, Inc	3.500	12/05/26	493,608

500,000	Applied Materials, Inc	3.300	04/01/27	491,362

1,000,000	Broadcom Corp	3.875	01/15/27	988,840

200,000	Broadcom, Inc	3.459	09/15/26	197,192

1,000,000	Broadcom, Inc	5.050	07/12/27	1,012,604

350,000	Broadcom, Inc	4.150	02/15/28	347,032

500,000	Broadcom, Inc	4.800	04/15/28	503,669

300,000	Intel Corp	3.750	03/25/27	295,112

500,000	Intel Corp	3.150	05/11/27	484,683

300,000	Intel Corp	3.750	08/05/27	293,774

750,000	Intel Corp	4.875	02/10/28	753,969

150,000	Marvell Technology, Inc	1.650	04/15/26	145,557

1,000,000	Microchip Technology, Inc	4.900	03/15/28	1,002,990

300,000	Micron Technology, Inc	4.185	02/15/27	297,665

300,000	NVIDIA Corp	3.200	09/16/26	296,183

300,000	NXP BV	3.875	06/18/26	297,344

300,000	NXP BV	4.400	06/01/27	299,194

300,000	QUALCOMM, Inc	3.250	05/20/27	294,302

200,000	Skyworks Solutions, Inc	1.800	06/01/26	192,531

750,000	Texas Instruments, Inc	4.600	02/08/27	756,330

300,000	TSMC Arizona Corp	1.750	10/25/26	287,978

500,000	TSMC Arizona Corp	3.875	04/22/27	494,946

	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			11,230,732

	SOFTWARE & SERVICES - 0.8%

1,000,000	Accenture Capital, Inc	3.900	10/04/27	993,433

750,000	Adobe, Inc	4.850	04/04/27	760,092

500,000	Adobe, Inc	4.750	01/17/28	507,304

750,000	Cadence Design Systems, Inc	4.200	09/10/27	747,837

200,000	CGI, Inc	1.450	09/14/26	191,257

250,000	DXC Technology Co	1.800	09/15/26	239,339

300,000	Genpact Luxembourg Sarl	1.750	04/10/26	290,680

500,000	IBM International Capital Pte Ltd	4.600	02/05/27	502,081

1,050,000	International Business Machines Corp	3.300	05/15/26	1,038,784

500,000	International Business Machines Corp	1.700	05/15/27	473,314

292	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	SOFTWARE & SERVICES - 0.8% (continued)

$750,000	Intuit, Inc	5.250%	09/15/26	$758,799

200,000	Kyndryl Holdings, Inc	2.050	10/15/26	192,094

1,600,000	Microsoft Corp	2.400	08/08/26	1,564,718

1,750,000	Microsoft Corp	3.400	09/15/26	1,733,038

1,250,000	Oracle Corp	2.650	07/15/26	1,220,308

750,000	Oracle Corp	2.800	04/01/27	726,386

1,000,000	Oracle Corp	3.250	11/15/27	969,417

1,000,000	Oracle Corp	4.800	08/03/28	1,008,073

500,000	Roper Technologies, Inc	3.800	12/15/26	494,091

100,000	Roper Technologies, Inc	1.400	09/15/27	92,828

750,000	Synopsys, Inc	4.550	04/01/27	752,789

750,000	Synopsys, Inc	4.650	04/01/28	754,289

900,000	VMware, Inc	1.400	08/15/26	861,898

500,000	VMware, Inc	3.900	08/21/27	491,269

300,000	Workday, Inc	3.500	04/01/27	294,144

	TOTAL SOFTWARE & SERVICES			17,658,262

	TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%

1,000,000	Amphenol Corp	4.750	03/30/26	1,003,400

550,000	Amphenol Corp	5.050	04/05/27	557,897

1,020,000	Apple, Inc	3.250	02/23/26	1,011,223

300,000	Apple, Inc	2.450	08/04/26	293,295

1,000,000	Apple, Inc	2.050	09/11/26	971,328

500,000	Apple, Inc	3.350	02/09/27	493,460

750,000	Apple, Inc	3.200	05/11/27	736,910

200,000	Arrow Electronics, Inc	3.875	01/12/28	194,956

300,000	Avnet, Inc	4.625	04/15/26	299,554

300,000	CDW LLC	2.670	12/01/26	289,366

450,000	Cisco Systems, Inc	2.500	09/20/26	439,611

1,500,000	Cisco Systems, Inc	4.800	02/26/27	1,518,044

500,000	Cisco Systems, Inc	4.550	02/24/28	504,228

964,000	Dell International LLC	6.020	06/15/26	976,448

500,000	Dell International LLC	4.900	10/01/26	501,940

300,000	Dell International LLC	6.100	07/15/27	309,372

1,000,000	Dell International LLC	4.750	04/01/28	1,004,572

185,000	Flex Ltd	3.750	02/01/26	183,362

250,000	Hewlett Packard Enterprise Co	1.750	04/01/26	243,260

750,000	Hewlett Packard Enterprise Co	4.450	09/25/26	748,250

750,000	Hewlett Packard Enterprise Co	4.400	09/25/27	747,722

300,000	HP, Inc	1.450	06/17/26	288,668

300,000	HP, Inc	3.000	06/17/27	289,991

700,000	International Business Machines Corp	4.150	07/27/27	696,720

1,000,000	International Business Machines Corp	4.650	02/10/28	1,006,384

150,000	Jabil, Inc	1.700	04/15/26	145,683

250,000	Jabil, Inc	4.250	05/15/27	248,256

150,000	Jabil, Inc	3.950	01/12/28	146,823

250,000	Keysight Technologies, Inc	4.600	04/06/27	249,636

250,000	Motorola Solutions, Inc	4.600	02/23/28	250,842

300,000	NetApp, Inc	2.375	06/22/27	286,067

200,000	TD SYNNEX Corp	1.750	08/09/26	191,615

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			16,828,883

	TELECOMMUNICATION SERVICES - 0.5%

1,500,000	AT&T, Inc	1.700	03/25/26	1,458,935

300,000	AT&T, Inc	2.950	07/15/26	294,156

750,000	AT&T, Inc	3.800	02/15/27	740,654

1,000,000	AT&T, Inc	2.300	06/01/27	955,856

900,000	AT&T, Inc	1.650	02/01/28	832,555

800,000	Rogers Communications, Inc	3.200	03/15/27	778,324

500,000	Sprint LLC	7.625	03/01/26	507,843

450,000	Telefonica Emisiones SAU	4.103	03/08/27	446,255

500,000	TELUS Corp	3.700	09/15/27	489,964

750,000	T-Mobile USA, Inc	1.500	02/15/26	729,502

365,000	T-Mobile USA, Inc	2.250	02/15/26	357,541

See Notes to Financial Statements	293

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TELECOMMUNICATION SERVICES - 0.5% (continued)

$200,000		T-Mobile USA, Inc	2.625%	04/15/26	$196,039

1,500,000		T-Mobile USA, Inc	3.750	04/15/27	1,478,286

1,000,000		T-Mobile USA, Inc	2.050	02/15/28	933,983

500,000		Verizon Communications, Inc	4.125	03/16/27	497,421

1,500,000		Verizon Communications, Inc	3.000	03/22/27	1,459,400

550,000		Verizon Communications, Inc	2.100	03/22/28	514,114

		TOTAL TELECOMMUNICATION SERVICES			12,670,828

		TRANSPORTATION - 0.3%

1,000,000		Boeing Co	6.259	05/01/27	1,028,861

500,000		Canadian Pacific Railway Co	1.750	12/02/26	478,416

900,000		CSX Corp	2.600	11/01/26	876,332

225,000		FedEx Corp	3.250	04/01/26	222,237

200,000	(b)	FedEx Corp	3.400	02/15/28	192,051

200,000		GXO Logistics, Inc	1.650	07/15/26	192,128

210,000		JB Hunt Transport Services, Inc	3.875	03/01/26	208,561

200,000		Kirby Corp	4.200	03/01/28	196,670

300,000		Norfolk Southern Corp	2.900	06/15/26	294,796

750,000		Ryder System, Inc	5.300	03/15/27	759,787

500,000		Southwest Airlines Co	3.000	11/15/26	486,569

500,000		Southwest Airlines Co	5.125	06/15/27	503,338

200,000		Union Pacific Corp	2.150	02/05/27	192,565

450,000		United Parcel Service, Inc	2.400	11/15/26	437,181

		TOTAL TRANSPORTATION			6,069,492

		UTILITIES - 1.4%

300,000		Algonquin Power & Utilities Corp	5.365	06/15/26	301,727

500,000		Ameren Corp	5.700	12/01/26	508,869

200,000		Ameren Corp	1.950	03/15/27	190,488

250,000		American Electric Power Co, Inc	3.200	11/13/27	242,260

300,000		American Electric Power Co, Inc	3.875	02/15/62	283,980

300,000		Appalachian Power Co	3.300	06/01/27	292,273

100,000		Arizona Public Service Co	2.950	09/15/27	96,228

200,000		Atmos Energy Corp	3.000	06/15/27	194,355

300,000		Black Hills Corp	3.150	01/15/27	291,931

750,000		CenterPoint Energy, Inc	5.250	08/10/26	756,842

100,000		CMS Energy Corp	3.000	05/15/26	98,195

100,000		CMS Energy Corp	3.450	08/15/27	97,691

100,000		Consolidated Edison Co of New York, Inc	3.125	11/15/27	96,866

300,000		Constellation Energy Generation LLC	5.600	03/01/28	308,132

250,000		Dominion Energy, Inc	3.600	03/15/27	245,683

200,000		Dominion Resources, Inc	2.850	08/15/26	195,430

750,000		DTE Electric Co	4.850	12/01/26	757,526

1,000,000		DTE Energy Co	4.950	07/01/27	1,007,549

250,000		Duke Energy Corp	2.650	09/01/26	243,423

750,000		Duke Energy Corp	4.850	01/05/27	754,903

300,000		Duke Energy Corp	3.150	08/15/27	290,983

350,000		Duke Energy Corp	4.300	03/15/28	347,804

200,000		Duke Energy Corp	3.250	01/15/82	188,771

500,000		Duke Energy Progress LLC	4.350	03/06/27	501,725

500,000		Edison International	4.125	03/15/28	480,830

250,000		Emera US Finance LP	3.550	06/15/26	246,409

500,000		Entergy Arkansas LLC	3.500	04/01/26	495,928

300,000		Entergy Corp	2.950	09/01/26	293,260

100,000		Entergy Louisiana LLC	3.120	09/01/27	97,013

500,000		Essential Utilities, Inc	4.800	08/15/27	501,907

500,000		Evergy Kansas Central, Inc	2.550	07/01/26	488,965

500,000		Evergy Kansas Central, Inc	4.700	03/13/28	501,757

750,000		Eversource Energy	4.750	05/15/26	750,340

500,000		Eversource Energy	5.000	01/01/27	503,364

300,000		Eversource Energy	4.600	07/01/27	300,232

100,000		Eversource Energy	3.300	01/15/28	96,606

550,000		Eversource Energy	5.450	03/01/28	561,989

1,000,000		Exelon Corp	3.400	04/15/26	988,452

294	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 1.4% (continued)

$200,000		Exelon Corp	2.750%	03/15/27	$193,559

400,000		Exelon Corp	5.150	03/15/28	406,444

650,000		FirstEnergy Corp	3.900	07/15/27	639,129

500,000		Florida Power & Light Co	4.450	05/15/26	501,480

400,000		Fortis, Inc	3.055	10/04/26	390,801

1,000,000		Georgia Power Co	5.004	02/23/27	1,012,573

300,000		Gulf Power Co	3.300	05/30/27	293,537

100,000		ITC Holdings Corp	3.250	06/30/26	98,212

200,000		ITC Holdings Corp	3.350	11/15/27	193,668

175,000		National Fuel Gas Co	5.500	10/01/26	176,793

200,000		NextEra Energy Capital Holdings Inc	4.800	12/01/77	190,657

800,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	784,687

500,000		NextEra Energy Capital Holdings, Inc	4.850	02/04/28	505,880

250,000		NextEra Energy Capital Holdings, Inc	4.900	02/28/28	252,356

400,000		NextEra Energy Capital Holdings, Inc	3.800	03/15/82	376,337

400,000		NiSource, Inc	3.490	05/15/27	391,755

750,000		Nutrien Ltd	4.500	03/12/27	750,564

500,000	(b)	Oncor Electric Delivery Co LLC	4.500	03/20/27	501,913

300,000		Pacific Gas & Electric Co	3.300	12/01/27	287,824

1,000,000		Pacific Gas and Electric Co	3.150	01/01/26	987,118

600,000		Pacific Gas and Electric Co	2.100	08/01/27	562,810

300,000		PPL Capital Funding, Inc	3.100	05/15/26	295,063

100,000		Public Service Electric and Gas Co	2.250	09/15/26	97,294

300,000		Public Service Enterprise Group, Inc	5.850	11/15/27	309,880

150,000		San Diego Gas & Electric Co	2.500	05/15/26	146,946

250,000		Sempra	3.250	06/15/27	242,340

100,000		Sempra	3.400	02/01/28	96,625

350,000		Sempra	4.125	04/01/52	328,884

500,000		Sempra Energy	5.400	08/01/26	503,987

500,000		Southern California Edison Co	5.350	03/01/26	502,076

300,000		Southern California Edison Co	4.900	06/01/26	300,217

1,000,000		Southern California Edison Co	4.400	09/06/26	995,038

175,000		Southern California Edison Co	4.875	02/01/27	175,615

300,000		Southern California Gas Co	2.950	04/15/27	291,292

500,000		Southern Co	5.113	08/01/27	505,415

300,000		Southern Co	4.000	01/15/51	296,188

300,000		Southern Co	3.750	09/15/51	291,511

300,000		Southern Co Gas Capital Corp	3.250	06/15/26	295,686

250,000		Southwestern Electric Power Co	2.750	10/01/26	243,267

500,000		Virginia Electric and Power Co	3.750	05/15/27	493,474

42,000		WEC Energy Group, Inc	5.600	09/12/26	42,610

500,000		WEC Energy Group, Inc	4.750	01/15/28	502,938

100,000		Wisconsin Power and Light Co	3.050	10/15/27	96,620

200,000		Xcel Energy, Inc	3.350	12/01/26	196,045

400,000		Xcel Energy, Inc	1.750	03/15/27	378,726

500,000		Xcel Energy, Inc	4.750	03/21/28	501,874

		TOTAL UTILITIES			32,228,394

		TOTAL CORPORATE BONDS (Cost $595,052,761)			600,340,548

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GOVERNMENT BONDS - 73.4%

		AGENCY SECURITIES - 1.4%

2,000,000		Federal Farm Credit Banks Funding Corp	4.375	02/23/26	2,004,233

750,000		Federal Farm Credit Banks Funding Corp	4.375	06/23/26	753,722

2,000,000		Federal Farm Credit Banks Funding Corp	4.625	07/10/26	2,014,289

3,500,000		Federal Farm Credit Banks Funding Corp	4.500	03/26/27	3,536,226

500,000		Federal Home Loan Banks	4.625	06/06/25	500,242

200,000		Federal Home Loan Banks	3.125	06/13/25	199,495

500,000		Federal Home Loan Banks	3.625	09/04/26	497,583

4,500,000		Federal Home Loan Banks	4.625	11/17/26	4,544,146

4,500,000	(a)	Federal Home Loan Banks	4.125	01/15/27	4,520,306

See Notes to Financial Statements	295

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		AGENCY SECURITIES (continued)

$500,000		Federal Home Loan Banks	4.000%	03/10/27	$500,758

3,000,000		Federal Home Loan Banks	4.750	04/09/27	3,048,458

4,000,000	(a)	Federal Home Loan Mortgage Corp	0.375	09/23/25	3,925,615

4,500,000		Federal National Mortgage Association	0.625	04/22/25	4,490,191

2,500,000		Federal National Mortgage Association	0.500	11/07/25	2,443,263

500,000		Tennessee Valley Authority	0.750	05/15/25	497,791

		TOTAL AGENCY SECURITIES			33,476,318

		FOREIGN GOVERNMENT BONDS - 3.3%

265,000		African Development Bank	0.875	03/23/26	256,751

875,000		African Development Bank	4.625	01/04/27	883,680

2,000,000		African Development Bank	4.125	02/25/27	2,003,710

2,500,000		Asian Development Bank	1.000	04/14/26	2,421,866

1,500,000		Asian Development Bank	2.000	04/24/26	1,467,258

500,000		Asian Development Bank	4.875	05/21/26	504,353

1,000,000		Asian Development Bank	4.125	01/12/27	1,001,994

2,500,000		Asian Development Bank	1.500	01/20/27	2,392,070

1,000,000		Asian Infrastructure Investment Bank	4.875	09/14/26	1,011,546

500,000		Asian Infrastructure Investment Bank	3.750	09/14/27	497,449

1,000,000		Canada Government International Bond	0.750	05/19/26	963,976

310,000		Chile Government International Bond	3.125	01/21/26	306,274

1,000,000		Chile Government International Bond	2.750	01/31/27	964,950

1,000,000		Corp Andina de Fomento	5.250	11/21/25	1,004,888

500,000		Corp Andina de Fomento	4.750	04/01/26	501,050

350,000		Corp Andina de Fomento	6.000	04/26/27	361,490

750,000		Council Of Europe Development Bank	3.750	05/25/26	746,801

750,000		Council Of Europe Development Bank	4.625	06/11/27	759,417

755,000		European Bank for Reconstruction & Development	0.500	01/28/26	732,538

3,000,000		European Investment Bank	0.375	03/26/26	2,892,196

2,500,000		European Investment Bank	1.375	03/15/27	2,378,447

2,150,000	(a)	European Investment Bank	4.375	03/19/27	2,165,466

2,000,000		European Investment Bank	3.250	11/15/27	1,964,888

500,000		Export Development Canada	4.375	06/29/26	501,486

1,250,000		Export Development Canada	3.750	09/07/27	1,242,873

750,000		Export-Import Bank of Korea	5.375	09/18/25	753,128

750,000		Export-Import Bank of Korea	4.875	01/11/26	752,948

1,000,000		Export-Import Bank of Korea	4.625	01/11/27	1,006,167

1,000,000		Export-Import Bank of Korea	4.000	09/11/27	991,807

750,000		Export-Import Bank of Korea	4.125	10/17/27	745,420

1,000,000		Export-Import Bank of Korea	4.625	01/14/28	1,010,516

1,000,000		Indonesia Government International Bond	4.550	01/11/28	997,519

1,700,000		Inter-American Development Bank	0.875	04/20/26	1,644,234

3,000,000		Inter-American Development Bank	4.500	05/15/26	3,013,261

2,000,000		Inter-American Development Bank	1.500	01/13/27	1,914,297

500,000		Inter-American Development Bank	4.375	02/01/27	503,148

500,000		Inter-American Development Bank	2.375	07/07/27	482,682

1,500,000		International Bank for Reconstruction & Development	4.750	04/10/26	1,509,301

3,000,000		International Bank for Reconstruction & Development	1.875	10/27/26	2,902,445

1,000,000		International Bank for Reconstruction & Development	0.750	11/24/27	919,686

1,500,000		International Finance Corp	2.126	04/07/26	1,470,452

715,000	(a)	International Finance Corp	4.375	01/15/27	719,413

500,000		Israel Government International Bond	3.250	01/17/28	477,136

1,000,000		Japan Bank for International Cooperation	3.875	09/16/25	996,917

500,000		Japan Bank for International Cooperation	4.250	04/27/26	499,813

2,000,000		Japan Bank for International Cooperation	2.250	11/04/26	1,941,052

575,000		Japan Bank for International Cooperation	4.625	07/22/27	580,835

750,000		Korea Development Bank	4.000	09/08/25	748,065

1,000,000		Korea Development Bank	5.375	10/23/26	1,015,718

500,000		Korea Development Bank	4.625	02/15/27	502,784

750,000		Korea Development Bank	4.125	10/16/27	745,685

500,000		Korea Development Bank	4.625	02/03/28	504,278

1,000,000		Landwirtschaftliche Rentenbank	1.750	07/27/26	970,475

500,000	(a)	Mexico Government International Bond	4.125	01/21/26	497,855

296	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	FOREIGN GOVERNMENT BONDS (continued)

$1,000,000	Mexico Government International Bond	4.150%	03/28/27	$987,253

200,000	Mexico Government International Bond	3.750	01/11/28	193,688

400,000	Nordic Investment Bank	5.000	10/15/25	401,183

460,000	Panama Government International Bond	7.125	01/29/26	467,489

750,000	Peruvian Government International Bond	4.125	08/25/27	743,962

1,015,000	Philippine Government International Bond	5.500	03/30/26	1,025,245

500,000	Philippine Government International Bond	3.229	03/29/27	487,992

1,250,000	Province of British Columbia Canada	0.900	07/20/26	1,198,912

1,500,000	Province of British Columbia Canada	4.700	01/24/28	1,522,267

2,595,000	Province of Ontario Canada	1.050	04/14/26	2,512,986

500,000	Province of Ontario Canada	2.300	06/15/26	489,004

1,500,000	Province of Ontario Canada	3.100	05/19/27	1,468,457

600,000	Province of Quebec Canada	2.500	04/20/26	589,471

400,000	Province of Saskatchewan Canada	3.250	06/08/27	392,345

500,000	Republic of Italy Government International Bond	1.250	02/17/26	486,420

400,000	Republic of Poland Government International Bond	3.250	04/06/26	395,445

800,000	Republic of Poland Government International Bond	5.500	11/16/27	821,054

200,000	Svensk Exportkredit AB	4.875	09/14/26	202,095

1,000,000	Svensk Exportkredit AB	3.750	09/13/27	993,326

500,000	Uruguay Government International Bond	4.375	10/27/27	499,130

	TOTAL FOREIGN GOVERNMENT BONDS			76,622,178

	MUNICIPAL BONDS - 0.0%

460,000	San Francisco City & County Public Utilities Commission Wastewater Revenue	4.655	10/01/27	464,333

	TOTAL MUNICIPAL BONDS			464,333

	U.S. TREASURY SECURITIES - 68.7%

7,500,000	United States Treasury Note	4.250	11/30/26	7,536,035

2,100,000	United States Treasury Note	4.250	12/31/26	2,110,828

32,000,000	United States Treasury Note	4.125	01/31/27	32,108,750

17,500,000	United States Treasury Note	4.125	02/28/27	17,566,309

64,000,000	United States Treasury Note	3.875	10/15/27	63,967,500

102,000,000	United States Treasury Note	4.125	11/15/27	102,585,703

57,250,000	United States Treasury Note	4.000	12/15/27	57,417,725

84,500,000	United States Treasury Note	4.250	01/15/28	85,292,187

75,500,000	United States Treasury Note	4.250	02/15/28	76,243,203

76,500,000	United States Treasury Note	3.875	03/15/28	76,488,047

79,750,000	United States Treasury Note/Bond	3.625	05/15/26	79,397,979

18,500,000	United States Treasury Note/Bond	4.875	05/31/26	18,674,160

56,000,000	United States Treasury Note/Bond	4.125	06/15/26	56,085,313

33,750,000	United States Treasury Note/Bond	4.625	06/30/26	34,000,488

26,700,000	United States Treasury Note/Bond	4.500	07/15/26	26,867,918

14,200,000	United States Treasury Note/Bond	4.375	07/31/26	14,271,000

73,000,000	United States Treasury Note/Bond	4.375	08/15/26	73,379,258

14,500,000	United States Treasury Note/Bond	3.750	08/31/26	14,455,820

41,000,000	United States Treasury Note/Bond	4.625	09/15/26	41,384,375

4,500,000	United States Treasury Note/Bond	3.500	09/30/26	4,470,117

26,000,000	United States Treasury Note/Bond	4.625	10/15/26	26,257,969

10,000,000	United States Treasury Note/Bond	1.125	10/31/26	9,569,922

10,000,000	United States Treasury Note/Bond	1.625	10/31/26	9,646,875

68,800,000	United States Treasury Note/Bond	4.625	11/15/26	69,514,875

49,650,000	United States Treasury Note/Bond	4.375	12/15/26	49,999,102

46,800,000	United States Treasury Note/Bond	4.000	01/15/27	46,849,359

60,500,000	United States Treasury Note/Bond	4.125	02/15/27	60,717,422

54,700,000	United States Treasury Note/Bond	4.250	03/15/27	55,044,012

41,000,000	United States Treasury Note/Bond	4.500	04/15/27	41,472,461

90,750,000	United States Treasury Note/Bond	4.500	05/15/27	91,827,656

58,250,000	United States Treasury Note/Bond	4.625	06/15/27	59,144,228

68,500,000	United States Treasury Note/Bond	4.375	07/15/27	69,209,082

78,500,000	United States Treasury Note/Bond	3.750	08/15/27	78,239,356

61,000,000	United States Treasury Note/Bond	3.375	09/15/27	60,275,625

	TOTAL U.S. TREASURY SECURITIES			1,612,070,659

	TOTAL GOVERNMENT BONDS (Cost $1,712,039,948)			1,722,633,488

See Notes to Financial Statements	297

Portfolio of Investments March 31, 2025 (continued)

Short Term Bond Index

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		STRUCTURED ASSETS - 0.0%

		ASSET BACKED - 0.0%

$262,344		American Airlines Pass Through Trust, Series 2015 1	3.375%	05/01/27	$254,239

178,701		American Airlines Pass Through Trust, Series 2016 1	3.575	01/15/28	172,764

240,899		United Airlines Pass Through Trust, Series 2020 A	4.000	04/11/26	238,017

141,647		United Airlines Pass Through Trust, Series 2014 2	3.750	09/03/26	139,505

277,039		United Airlines Pass Through Trust, Series 2020 A	5.875	10/15/27	282,124

		TOTAL ASSET BACKED			1,086,649

		TOTAL STRUCTURED ASSETS (Cost $1,073,364)			1,086,649

		TOTAL LONG-TERM INVESTMENTS (Cost $2,308,166,073)			2,324,060,685

SHARES		DESCRIPTION	RATE		VALUE

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%

11,576,909	(d)	State Street Navigator Securities Lending Government Money Market Portfolio	4.360 (e)		11,576,909

		TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $11,576,909)			11,576,909

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 1.0%

		TREASURY DEBT - 1.0%

14,726,000		United States Treasury Bill	0.000	04/01/25	14,726,000

10,200,000		United States Treasury Bill	0.000	04/08/25	10,191,579

		TOTAL TREASURY DEBT			24,917,579

		TOTAL SHORT-TERM INVESTMENTS (Cost $24,917,618)			24,917,579

		TOTAL INVESTMENTS - 100.5% (Cost $2,344,660,600)			2,360,555,173

		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(12,764,407)

		NET ASSETS - 100.0%			$2,347,790,766

(a)	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,309,942.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,789,719 or 0.2% of Total Investments.

(c)	When-issued or delayed delivery security.
(d)	Investments made with cash collateral received from securities on loan.
(e)	The rate shown is the one-day yield as of the end of the reporting period.

298	See Notes to Financial Statements

Portfolio of Investments March 31, 2025

Money Market

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 99.4%

		GOVERNMENT AGENCY DEBT - 12.2%

$9,300,000		Federal Farm Credit Banks Funding Corp	5.125%	05/22/25	$9,298,866

5,650,000		Federal Farm Credit Discount Notes	0.000	04/09/25	5,644,475

8,990,000		Federal Farm Credit Discount Notes	0.000	04/23/25	8,965,937

8,500,000		Federal Farm Credit Discount Notes	0.000	07/08/25	8,401,197

8,500,000		Federal Home Loan Bank Discount Notes	0.000	04/02/25	8,498,855

48,000,000		Federal Home Loan Bank Discount Notes	0.000	04/09/25	47,954,667

3,500,000		Federal Home Loan Bank Discount Notes	0.000	04/11/25	3,495,324

6,500,000		Federal Home Loan Bank Discount Notes	0.000	04/17/25	6,485,700

17,750,000		Federal Home Loan Bank Discount Notes	0.000	05/16/25	17,640,172

3,900,000		Federal Home Loan Bank Discount Notes	0.000	05/23/25	3,875,530

2,800,000		Federal Home Loan Bank Discount Notes	0.000	05/29/25	2,777,602

13,000,000		Federal Home Loan Bank Discount Notes	0.000	06/06/25	12,901,687

51,000,000		Federal Home Loan Bank Discount Notes	0.000	06/16/25	50,535,957

50,500,000		Federal Home Loan Bank Discount Notes	0.000	07/18/25	49,869,760

8,450,000		Federal Home Loan Bank Discount Notes	0.000	09/26/25	8,289,145

6,770,000		Federal Home Loan Banks	5.125	05/15/25	6,769,494

850,000		Federal Home Loan Banks	0.700	06/30/25	842,460

12,640,000		Federal Home Loan Mortgage Corp	0.375	09/23/25	12,412,423

1,875,000		Federal National Mortgage Association	0.500	06/17/25	1,859,643

2,350,000		Federal National Mortgage Association	2.125	04/24/26	2,302,824

1,447,000		Freddie Mac Discount Notes	0.000	05/27/25	1,437,321

		TOTAL GOVERNMENT AGENCY DEBT			270,259,039

		REPURCHASE AGREEMENT - 44.4%

214,500,000	(a)	Bank of New York Mellon Corporation	4.350	04/01/25	214,500,000

2,500,000	(b)	Bank of New York Mellon Corporation	4.350	04/01/25	2,500,000

85,800,000	(c)	Bank of New York Mellon Corporation	4.350	04/01/25	85,800,000

171,700,000	(d)	Bank of New York Mellon Corporation	4.370	04/01/25	171,700,000

514,400,000	(e)	Fixed Income Clearing Corporation	4.380	04/01/25	514,400,000

		TOTAL REPURCHASE AGREEMENT			988,900,000

		TREASURY DEBT - 20.0%

53,010,000		United States Treasury Bill	0.000	04/03/25	52,997,444

14,100,000		United States Treasury Bill	0.000	04/10/25	14,084,723

69,250,000		United States Treasury Bill	0.000	04/17/25	69,118,548

36,380,000		United States Treasury Bill	0.000	04/24/25	36,279,941

38,250,000		United States Treasury Bill	0.000	05/15/25	38,026,597

19,500,000		United States Treasury Bill	0.000	05/29/25	19,363,652

32,000,000		United States Treasury Bill	0.000	06/05/25	31,751,317

33,000,000		United States Treasury Bill	0.000	06/12/25	32,675,722

8,500,000		United States Treasury Bill	0.000	06/17/25	8,423,096

25,500,000		United States Treasury Bill	0.000	08/14/25	25,097,323

9,375,000		United States Treasury Bill	0.000	09/04/25	9,218,513

32,850,000		United States Treasury Bill- When Issued	0.000	10/02/25	32,205,167

12,000,000		United States Treasury Note/Bond	3.875	04/30/25	11,987,997

3,750,000		United States Treasury Note/Bond	2.125	05/15/25	3,736,485

30,050,000		United States Treasury Note/Bond	0.250	09/30/25	29,481,552

4,125,000		United States Treasury Note/Bond	0.375	12/31/25	4,007,538

8,000,000		United States Treasury Note/Bond	0.500	02/28/26	7,737,137

8,000,000		United States Treasury Note/Bond	4.625	02/28/26	8,031,880

4,250,000		United States Treasury Note/Bond	0.750	03/31/26	4,111,434

7,500,000		United States Treasury Note/Bond	4.500	03/31/26	7,526,732

		TOTAL TREASURY DEBT			445,862,798

		VARIABLE RATE SECURITIES - 22.8%

5,200,000	(f)	Federal Farm Credit Banks Funding Corp, (SOFR - 0.000%)	4.340	09/11/25	5,200,000

4,250,000	(f)	Federal Farm Credit Banks Funding Corp, (SOFR + 0.055%)	4.395	10/30/25	4,251,121

23,650,000	(f)	Federal Home Loan Banks, (SOFR + 0.020%)	4.360	04/10/25	23,650,081

45,500,000	(f)	Federal Home Loan Banks, (SOFR + 0.005%)	4.345	05/09/25	45,500,000

119,000,000	(f)	Federal Home Loan Banks, (SOFR - 0.000%)	4.340	05/20/25	119,000,000

68,000,000	(f)	Federal Home Loan Banks, (SOFR - 0.000%)	4.340	05/22/25	68,000,000

52,000,000	(f)	Federal Home Loan Banks, (SOFR - 0.000%)	4.340	06/18/25	52,000,000

See Notes to Financial Statements	299

Portfolio of Investments March 31, 2025 (continued)

Money Market

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SECURITIES (continued)

$32,000,000	(f)	Federal Home Loan Banks, (SOFR + 0.005%)	4.345%	06/23/25	$32,000,000

17,000,000	(f)	Federal Home Loan Banks, (SOFR - 0.000%)	4.340	07/02/25	17,000,000

17,000,000	(f)	Federal Home Loan Banks, (SOFR - 0.000%)	4.340	07/03/25	17,000,000

34,000,000	(f)	Federal Home Loan Banks, (SOFR - 0.000%)	4.340	07/07/25	34,000,000

4,000,000	(f)	Federal Home Loan Banks, (SOFR + 0.010%)	4.350	07/21/25	4,000,002

42,750,000	(f)	Federal Home Loan Banks, (SOFR - 0.000%)	4.340	08/29/25	42,750,000

42,250,000	(f)	Federal Home Loan Banks, (SOFR - 0.000%)	4.340	09/08/25	42,250,000

		TOTAL VARIABLE RATE SECURITIES			506,601,204

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,211,623,041)			2,211,623,041

		TOTAL INVESTMENTS - 99.4% (Cost $2,211,623,041)			2,211,623,041

		OTHER ASSETS & LIABILITIES, NET - 0.6%			13,156,270

		NET ASSETS - 100.0%			$2,224,779,311

SOFR	Secured Overnight Financing Rate

(a)

Agreement with Bank of New York Mellon Corporation, 4.350% dated 3/31/25 to be repurchased at $214,525,919 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 4.000%–4.380% and maturity dates 11/30/26–4/01/30, valued at $218,790,000.

(b)

Agreement with Bank of New York Mellon Corporation, 4.350% dated 3/31/25 to be repurchased at $2,500,302 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 3/19/26, valued at $2,550,000.

(c)

Agreement with Bank of New York Mellon Corporation, 4.350% dated 3/31/25 to be repurchased at $86,946,038 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 6/15/27, valued at $87,516,008.

(d)

Agreement with Bank of New York Mellon Corporation, 4.370% dated 3/31/25 to be repurchased at $171,720,842 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 6/30/28, valued at $175,134,000.

(e)

Agreement with Fixed Income Clearing Corporation, 4.380% dated 3/31/25 to be repurchased at $514,462,585 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 3.500%–4.375% and maturity dates 1/31/32–5/15/34, valued at $524,688,075.

(f)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Principal denominated in U.S. Dollars, unless otherwise noted.

300	See Notes to Financial Statements

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301

Statement of Assets and Liabilities

March 31, 2025	Bond Index	Core Bond	Core Impact Bond§	Core Plus Bond
ASSETS
Long-term investments, at value*†	$26,371,516,884	$10,405,552,425	$6,684,577,423	$4,433,718,105
Affiliated investments, at value‡	–	100,365,135	–	50,182,542
Short-term investments, at value#	274,081,778	112,654,011	8,722,223	50,878,334
Investments purchased with collateral from securities lending, at value (cost approximates value)	152,827,332	78,411,598	21,646,909	54,101,864
Cash	143,445	5,994,985	4,597,549	6,237,430
Cash collateral at brokers for investments in mortgage dollar rolls	–	28,650,000	25,927,560	20,300,000
Receivables:
Dividends	–	164,474	51,288	70,321
Interest	193,817,372	79,304,506	48,052,627	37,760,775
Investments sold	70,056,533	32,878,319	72,184	16,587,273
Reclaims	5,746	2,186	90	–
Reimbursement from Adviser	855,836	963,771	–	620,780
Shares sold	4,055,238	4,192,910	3,048,528	583,609
Variation margin on centrally cleared swap contracts	–	393,249	–	476,505
Other	1,443,345	1,630,806	245,322	536,076
Total assets	27,068,803,509	10,851,158,375	6,796,941,703	4,672,053,614
LIABILITIES
Due to affiliates	27,218	17,399	14,742	14,339
Cash collateral due to broker	–	536,737	–	650,415
Payables:
Management fees	1,365,752	2,471,001	1,923,288	1,116,287
Collateral from securities lending	152,827,332	78,411,598	21,646,909	54,101,864
Dividends	47,784,981	17,713,552	5,020,260	13,071,824
Capital gain taxes	–	1,827	–	–
Investments purchased - regular settlement	139,064,685	43,295,208	–	2,072,219
Investments purchased - when-issued/delayed-delivery settlement	8,277,923	24,502,596	7,700,428	5,215,950
Shares redeemed	153,609,200	51,410,990	20,911,186	28,433,086
Service agreement fees	110,346	28,072	40,239	53,882
Unfunded loan commitments	–	758,488	–	215,385
Variation margin on futures contracts	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	91,399	562,952	69,328
Accrued expenses:
Custodian fees	327,838	86,413	54,728	67,104
Professional fees	–	–	–	–
Shareholder reporting expenses	141,383	194,050	92,618	18,793
Shareholder servicing agent fees	20,575	244,781	254,054	64,792
Trustees fees	1,421,346	1,598,709	238,225	525,173
12b-1 distribution and service fees	8,449	16,622	68,825	48,042
Other	509,220	110,330	173,786	5,532
Total liabilities	505,496,248	221,489,772	58,702,240	105,744,015
Net assets	$26,563,307,261	$10,629,668,603	$6,738,239,463	$4,566,309,599

NET ASSETS CONSIST OF:
Paid-in capital	$29,005,043,552	$12,062,956,035	$7,761,472,467	$5,287,400,099
Total distributable earnings (loss)	(2,441,736,291)	(1,433,287,432)	(1,023,233,004)	(721,090,500)
Net assets	$26,563,307,261	$10,629,668,603	$6,738,239,463	$4,566,309,599

§ Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
* Includes securities loaned of	$166,608,612	$85,029,567	$27,046,541	$59,883,728
† Long-term investments, cost	$28,455,014,864	$10,950,165,102	$6,973,655,934	$4,670,378,271
‡ Affiliated investments, cost	$–	$100,021,760	$–	$50,010,855
# Short-term investments, cost	$274,083,638	$112,655,522	$8,722,353	$50,878,429

302	See Notes to Financial Statements

5–15 Year Laddered Tax Exempt Bond	Green Bond§	High Yield	Short Duration Impact Bond	Short Term Bond	Short Term Bond Index	Money Market

$197,220,116	$170,410,574	$1,963,806,544	$76,790,029	$1,725,329,812	$2,324,060,685	$–
–	–	–	–	–	–	–
2,863,000	1,715,000	9,991,766	1,476,000	8,862,000	24,917,579	2,211,623,041
–	32,067	117,010,845	777,484	662,111	11,576,909	–
717	2,544,383	315,740	21,903	68,748	1,404	2,860
–	–	–	–	–	–	–

–	–	–	–	–	–	–
2,481,015	1,600,381	36,226,712	543,124	11,632,103	22,613,196	3,069,757
–	4,125	696,500	2,875	26,492,208	57,044,299	–
–	–	9,305	–	–	1,915	–
1,615	–	116,118	8,655	193,997	74,711	–
6,418	166,519	5,521,131	1,215	2,088,852	401,080	12,583,467
–	–	–	–	–	–	–
90,565	3,467	606,639	6,806	279,172	46,071	–
202,663,446	176,476,516	2,134,301,300	79,628,091	1,775,609,003	2,440,737,849	2,227,279,125

6,799	39,382	12,154	8,205	11,562	10,948	11,487
–	–	–	–	32	–	–

43,331	56,346	592,283	19,946	362,950	99,811	186,293
–	32,067	117,010,845	777,484	662,111	11,576,909	–
43,047	267,341	2,437,517	93,413	4,082,574	5,184,443	23,782
–	–	–	–	–	–	–
–	2,473,906	–	–	26,151,414	67,109,049	–
–	–	5,030,000	763,000	3,833,395	997,290	–
28,134	662,237	3,953,031	401,337	6,063,845	7,637,804	1,988,487
–	3,122	44,491	1,316	26,130	191,661	129,719
–	–	–	–	–	–	–
–	–	–	–	5,062	–	–
–	–	–	–	–	–	–

10,566	16,086	14,255	10,006	15,196	37,434	16,379
–	–	–	–	–	–	196
58	3,605	32,455	403	17,006	2,150	1,761
16,726	17,242	37,755	813	47,680	1,143	64,208
88,623	3,069	515,119	1,650	284,653	49,101	1,683
41,649	1,546	43,063	808	24,223	626	75,172
568	4,933	6,843	590	736	48,714	647
279,501	3,580,882	129,729,811	2,078,971	41,588,569	92,947,083	2,499,814
$202,383,945	$172,895,634	$2,004,571,489	$77,549,120	$1,734,020,434	$2,347,790,766	$2,224,779,311

$222,567,726	$187,264,246	$2,519,995,072	$78,637,294	$1,783,805,147	$2,390,131,776	$2,224,644,278
(20,183,781)	(14,368,612)	(515,423,583)	(1,088,174)	(49,784,713)	(42,341,010)	135,033
$202,383,945	$172,895,634	$2,004,571,489	$77,549,120	$1,734,020,434	$2,347,790,766	$2,224,779,311

$–	$26,560	$123,536,224	$748,287	$641,945	$11,309,942	$–
$200,872,990	$178,008,915	$2,022,034,790	$77,211,705	$1,731,413,224	$2,308,166,073	$–
$–	$–	$–	$–	$–	$–	$–
$2,863,000	$1,715,000	$9,991,764	$1,476,000	$8,862,000	$24,917,618	$2,211,623,041

See Notes to Financial Statements	303

Statement of Assets and Liabilities (continued)

March 31, 2025	Bond Index	Core Bond	Core Impact Bond§	Core Plus Bond
CLASS A:
Net assets	$28,040,882	$71,512,730	$311,640,832	$224,637,548
Shares outstanding	2,900,980	7,664,079	34,684,256	24,355,062
Net asset value (“NAV”) per share	$9.67	$9.33	$8.99	$9.22
Maximum sales charge	3.75%	3.75%	3.75%	3.75%
Offering price per share (NAV per share plus maximum sales charge)	$10.05	$9.69	$9.34	$9.58

CLASS I:
Net assets	$27,563,259	$687,640,426	$985,089,658	$104,339,193
Shares outstanding	2,852,819	74,947,113	109,512,812	11,324,075
NAV and offering price per share	$9.66	$9.18	$9.00	$9.21

PREMIER CLASS:
Net assets	$17,994,509	$11,283,989	$11,578,615	$3,398,689
Shares outstanding	1,862,575	1,230,307	1,287,749	369,315
NAV and offering price per share	$9.66	$9.17	$8.99	$9.20

CLASS R6:
Net assets	$11,302,895,488	$5,770,517,702	$5,241,941,814	$1,548,503,351
Shares outstanding	1,169,988,357	629,435,809	583,049,638	168,201,702
NAV and offering price per share	$9.66	$9.17	$8.99	$9.21

RETIREMENT CLASS:
Net assets	$521,380,026	$133,362,371	$187,988,544	$255,247,532
Shares outstanding	53,943,642	14,277,763	20,903,576	27,693,041
NAV and offering price per share	$9.67	$9.34	$8.99	$9.22

CLASS W:
Net assets	$14,665,433,097	$3,955,351,385	$–	$2,430,183,286
Shares outstanding	1,517,855,054	431,396,288	–	263,973,698
NAV and offering price per share	$9.66	$9.17	$–	$9.21

Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.0001	$0.0001	$0.0001	$0.0001

304	See Notes to Financial Statements

5–15 Year Laddered Tax Exempt Bond	Green Bond§	High Yield	Short Duration Impact Bond	Short Term Bond	Short Term Bond Index	Money Market

$194,142,920	$6,742,682	$196,226,432	$3,214,318	$113,561,511	$2,812,977	$328,752,791
20,184,004	740,050	22,429,931	332,133	11,189,354	291,386	328,711,886
$9.62	$9.11	$8.75	$9.68	$10.15	$9.65	$1.00
3.00%	3.75%	4.75%	2.50%	2.50%	2.50%	–%
$9.92	$9.46	$9.19	$9.93	$10.41	$9.90	$1.00

$728,165	$45,310,146	$4,254,027	$2,116,518	$192,115,449	$514,772	$32,878,944
75,862	4,975,743	488,906	218,895	18,948,754	53,326	32,876,161
$9.60	$9.11	$8.70	$9.67	$10.14	$9.65	$1.00

$–	$910,980	$11,839,404	$967,809	$1,549,462	$321,766	$48,428,678
–	100,000	1,356,133	100,000	152,655	33,339	48,417,151
$–	$9.11	$8.73	$9.68	$10.15	$9.65	$1.00

$7,512,860	$104,951,149	$1,208,604,175	$65,136,230	$428,193,095	$62,630,863	$1,198,784,166
781,804	11,520,286	138,762,935	6,730,565	42,215,686	6,484,198	1,198,683,085
$9.61	$9.11	$8.71	$9.68	$10.14	$9.66	$1.00

$–	$14,980,677	$207,263,035	$6,114,245	$122,645,260	$914,626,520	$615,934,732
–	1,644,249	23,790,566	631,656	12,078,765	94,700,215	615,884,517
$–	$9.11	$8.71	$9.68	$10.15	$9.66	$1.00

$–	$–	$376,384,416	$–	$875,955,657	$1,366,883,868	$–
–	–	43,211,633	–	86,376,143	141,521,510	–
$–	$–	$8.71	$–	$10.14	$9.66	$–

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

See Notes to Financial Statements	305

Statement of Operations

Year Ended March 31, 2025	Bond Index	Core Bond	Core Impact Bond§	Core Plus Bond	5–15 Year Laddered Tax Exempt Bond
INVESTMENT INCOME
Dividends from unaffiliated investments	$–	$668,455	$2,711,996	$286,223	$–
Dividends from affiliated investments	–	2,218,991	–	1,109,495	–
Interest	903,164,581	486,967,686	306,746,117	233,742,911	7,387,570
Securities lending income, net	1,515,673	823,651	1,159,221	1,495,628	–
Tax withheld	(1,797)	(23,249)	(205,845)	(5,108)	–
Total investment income	904,678,457	490,655,534	310,411,489	236,629,149	7,387,570

EXPENSES
Management fees	15,167,464	28,453,816	21,798,940	13,281,551	528,041
12b-1 distribution and service fees — Class A	68,824	179,337	759,542	563,512	507,733
12b-1 distribution and service fees — Premier Class	39,401	11,492	17,512	5,236	–
Shareholder servicing agent fees — Class A	26,566	51,582	184,649	175,089	74,067
Shareholder servicing agent fees — Class I	26,405	992,547	654,486	71,333	252
Shareholder servicing agent fees — Premier Class	138	104	1,076	108	–
Shareholder servicing agent fees — Class R6	16,810	10,706	21,685	5,715	159
Shareholder servicing agent fees — Retirement Class	1,262,785	337,637	513,397	656,271	–
Shareholder servicing agent fees — Class W	20,240	6,531	–	4,202	–
Administrative service fees	213,669	120,539	90,277	85,770	33,799
Trustees fees	428,767	178,962	112,879	81,989	3,897
Custodian expenses	1,013,242	266,794	160,929	206,140	32,552
Overdraft expense	996	59	16,167	–	209
Professional fees	116,004	69,266	66,162	60,166	30,691
Registration fees	120,686	80,018	118,258	82,445	55,794
Shareholder reporting expenses	251,433	350,023	263,705	59,940	18,105
Other	704,965	199,519	745,185	61,680	16,170
Total expenses	19,478,395	31,308,932	25,524,849	15,401,147	1,301,469
Expenses reimbursed by the investment adviser	(9,766,557)	(11,640,652)	–	(7,546,045)	(89,586)
Net expenses	9,711,838	19,668,280	25,524,849	7,855,102	1,211,883
Net investment income (loss)	894,966,619	470,987,254	284,886,640	228,774,047	6,175,687

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments	(79,423,058)	(119,534,260)	(85,006,643)	(101,191,967)	(5,282,060)
Futures contracts	–	–	–	–	–
Swap contracts	–	(4,997,034)	–	(3,403,047)	–
Foreign currency transactions	16,110	(2,300,391)	883,777	(1,591,589)	711
Net realized gain (loss)	(79,406,948)	(126,831,685)	(84,122,866)	(106,186,603)	(5,281,349)
Change in unrealized appreciation (depreciation) on:
Investments‡	393,939,033	202,303,628	135,749,222	137,661,235	482,745
Affiliated investments	–	343,375	–	171,687	–
Futures contracts	–	–	–	–	–
Forward foreign currency contracts	–	(91,399)	(562,952)	(69,328)	–
Swap contracts	–	1,765,370	–	2,139,120	–
Foreign currency translations	–	(117,491)	(293,733)	(45,166)	–
Net change in unrealized appreciation (depreciation)	393,939,033	204,203,483	134,892,537	139,857,548	482,745
Net realized and unrealized gain (loss)	314,532,085	77,371,798	50,769,671	33,670,945	(4,798,604)
Net increase (decrease) in net assets from operations	$1,209,498,704	$548,359,052	$335,656,311	$262,444,992	$1,377,083

§ Consolidated Statement of Operations (see Notes to Financial Statements)
‡ Net of change in unrealized foreign capital gains taxes	$–	$3,268	$–	$–	$–

306	See Notes to Financial Statements

Green Bond§	High Yield	Short Duration Impact Bond	Short Term Bond	Short Term Bond Index	Money Market

$62,563	$2,252,857	$–	$–	$12	$–
–	–	–	–	–	–
7,902,186	135,850,339	3,866,060	83,717,893	96,401,364	103,954,391
2,557	717,483	5,158	129,467	28,882	–
(2,127)	(19,869)	–	–	(1,980)	–
7,965,179	138,800,810	3,871,218	83,847,360	96,428,278	103,954,391

644,698	6,927,585	230,251	4,456,995	1,085,950	2,100,763
17,505	516,171	7,860	282,593	6,221	764,250
1,364	12,444	1,443	2,930	473	62,557
5,584	129,399	2,092	81,381	2,441	229,301
34,250	5,814	539	92,805	679	30,139
46	74	46	112	63	322
592	7,180	244	3,159	918	1,913
35,491	526,239	15,851	365,833	2,005,371	1,544,810
–	1,257	–	1,737	2,158	–
48,015	68,301	47,425	66,640	68,425	61,947
2,820	34,191	1,315	31,774	36,739	32,061
43,356	44,095	30,776	44,922	118,408	57,333
371	7,323	458	400	1,288	11
51,508	52,726	40,557	43,938	44,095	39,983
77,630	84,183	78,545	82,099	89,016	86,076
36,162	55,772	16,070	48,338	37,051	64,120
34,431	34,277	19,283	34,087	89,223	18,601
1,033,823	8,507,031	492,755	5,639,743	3,588,519	5,094,187
(212,165)	(1,432,982)	(195,373)	(2,390,208)	(920,709)	–
821,658	7,074,049	297,382	3,249,535	2,667,810	5,094,187
7,143,521	131,726,761	3,573,836	80,597,825	93,760,468	98,860,204

(1,798,850)	(4,609,413)	225,235	4,229,092	(4,905,703)	104,285
–	–	–	(515,512)	–	–
–	–	–	–	–	–
–	26,513	–	12,646	4,255	3,918
(1,798,850)	(4,582,900)	225,235	3,726,226	(4,901,448)	108,203

2,104,683	5,997,033	640,771	24,636,707	28,403,641	–
–	–	–	–	–	–
–	–	–	569,747	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
2,104,683	5,997,033	640,771	25,206,454	28,403,641	–
305,833	1,414,133	866,006	28,932,680	23,502,193	108,203
$7,449,354	$133,140,894	$4,439,842	$109,530,505	$117,262,661	$98,968,407

$–	$–	$–	$–	$–	$–

See Notes to Financial Statements	307

Statement of Changes in Net Assets

	Bond Index		Core Bond
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24
OPERATIONS
Net investment income (loss)	$894,966,619	$676,145,294	$470,987,254	$408,170,025
Net realized gain (loss)	(79,406,948)	(81,222,343)	(126,831,685)	(201,164,190)
Net change in unrealized appreciation (depreciation)	393,939,033	(206,131,743)	204,203,483	99,437,908
Net increase (decrease) in net assets from operations	1,209,498,704	388,791,208	548,359,052	306,443,743
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(868,769)	(755,316)	(2,884,546)	(2,780,120)
Class I	(912,927)	(784,005)	(28,881,011)	(25,327,335)
Premier Class	(878,308)	(737,754)	(322,182)	(164,999)
Class R6	(374,424,654)	(291,349,797)	(235,630,598)	(195,082,646)
Retirement Class	(16,423,584)	(14,192,796)	(5,519,253)	(4,774,776)
Class W	(501,476,286)	(368,253,949)	(191,622,591)	(168,924,929)
Total distributions	(894,984,528)	(676,073,617)	(464,860,181)	(397,054,805)
FUND SHARE TRANSACTIONS
Subscriptions	5,165,034,903	5,159,333,860	2,202,411,806	2,367,607,244
Reinvestments of distributions	384,046,245	300,223,745	251,864,123	200,006,172
Redemptions	(2,911,162,010)	(2,394,561,171)	(1,966,420,791)	(1,748,819,913)
Net increase (decrease) from Fund share transactions	2,637,919,138	3,064,996,434	487,855,138	818,793,503
Net increase (decrease) in net assets	2,952,433,314	2,777,714,025	571,354,009	728,182,441
Net assets at the beginning of period	23,610,873,947	20,833,159,922	10,058,314,594	9,330,132,153
Net assets at the end of period	$26,563,307,261	$23,610,873,947	$10,629,668,603	$10,058,314,594

§ Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

308	See Notes to Financial Statements

Core Impact Bond§		Core Plus Bond		5–15 Year Laddered Tax Exempt Bond		Green Bond§
Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24

$284,886,640	$240,777,881	$228,774,047	$212,245,838	$6,175,687	$5,527,132	$7,143,521	$5,862,197
(84,122,866)	(189,868,801)	(106,186,603)	(97,566,671)	(5,281,349)	(9,282,567)	(1,798,850)	(2,289,499)
134,892,537	111,821,162	139,857,548	57,544,404	482,745	9,707,237	2,104,683	721,808
335,656,311	162,730,242	262,444,992	172,223,571	1,377,083	5,951,802	7,449,354	4,294,506

(12,264,625)	(9,502,826)	(9,685,284)	(9,126,155)	(5,910,058)	(5,291,216)	(289,637)	(277,620)
(45,198,102)	(40,319,601)	(3,890,840)	(3,585,913)	(10,754)	(10,861)	(1,618,215)	(1,600,890)
(489,518)	(528,330)	(155,807)	(183,385)	–	–	(39,248)	(36,021)
(218,867,522)	(182,548,631)	(71,705,712)	(64,332,363)	(255,367)	(227,471)	(4,568,937)	(3,440,246)
(8,376,993)	(8,981,442)	(11,468,938)	(11,615,916)	–	–	(596,081)	(527,711)
–	–	(125,674,065)	(112,277,933)	–	–	–	–
(285,196,760)	(241,880,830)	(222,580,646)	(201,121,665)	(6,176,179)	(5,529,548)	(7,112,118)	(5,882,488)

1,939,547,953	1,885,268,213	690,136,711	830,859,738	12,389,271	8,472,343	40,305,034	37,769,015
227,172,987	189,317,510	59,236,368	55,532,199	5,649,996	5,082,701	4,057,137	3,092,068
(1,789,005,695)	(1,790,965,829)	(979,220,059)	(606,399,433)	(33,280,552)	(28,663,480)	(28,486,600)	(26,372,148)
377,715,245	283,619,894	(229,846,980)	279,992,504	(15,241,285)	(15,108,436)	15,875,571	14,488,935
428,174,796	204,469,306	(189,982,634)	251,094,410	(20,040,381)	(14,686,182)	16,212,807	12,900,953
6,310,064,667	6,105,595,361	4,756,292,233	4,505,197,823	222,424,326	237,110,508	156,682,827	143,781,874
$6,738,239,463	$6,310,064,667	$4,566,309,599	$4,756,292,233	$202,383,945	$222,424,326	$172,895,634	$156,682,827

See Notes to Financial Statements	309

Statement of Changes in Net Assets (continued)

	High Yield		Short Duration Impact Bond
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24
OPERATIONS
Net investment income (loss)	$131,726,761	$129,816,820	$3,573,836	$3,087,369
Net realized gain (loss)	(4,582,900)	(100,708,906)	225,235	(164,600)
Net change in unrealized appreciation (depreciation)	5,997,033	173,486,086	640,771	161,272
Net increase (decrease) in net assets from operations	133,140,894	202,594,000	4,439,842	3,084,041
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(12,862,686)	(12,822,845)	(136,907)	(128,439)
Class I	(265,484)	(329,715)	(94,448)	(75,051)
Premier Class	(526,103)	(817,536)	(43,508)	(39,984)
Class R6	(77,558,010)	(76,149,838)	(3,007,473)	(2,589,154)
Retirement Class	(13,231,394)	(13,088,575)	(278,036)	(254,903)
Class W	(27,351,300)	(26,623,978)	–	–
Total distributions	(131,794,977)	(129,832,487)	(3,560,372)	(3,087,531)
FUND SHARE TRANSACTIONS
Subscriptions	451,368,468	524,846,613	15,558,221	23,511,732
Reinvestments of distributions	101,517,680	93,011,204	2,442,923	2,056,709
Redemptions	(540,430,135)	(1,103,481,492)	(17,211,601)	(19,366,939)
Net increase (decrease) from Fund share transactions	12,456,013	(485,623,675)	789,543	6,201,502
Net increase (decrease) in net assets	13,801,930	(412,862,162)	1,669,013	6,198,012
Net assets at the beginning of period	1,990,769,559	2,403,631,721	75,880,107	69,682,095
Net assets at the end of period	$2,004,571,489	$1,990,769,559	$77,549,120	$75,880,107

§ Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

310	See Notes to Financial Statements

Short Term Bond		Short Term Bond Index		Money Market
Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/25	Year Ended 3/31/24

$80,597,825	$75,045,358	$93,760,468	$62,753,459	$98,860,204	$99,983,452
3,726,226	(25,336,903)	(4,901,448)	(24,385,596)	108,203	27,621
25,206,454	38,799,387	28,403,641	20,628,988	–	–
109,530,505	88,507,842	117,262,661	58,996,851	98,968,407	100,011,073

(4,552,517)	(4,089,679)	(99,955)	(82,962)	(13,754,733)	(14,281,090)
(8,022,448)	(7,361,277)	(21,475)	(19,991)	(2,144,070)	(1,942,999)
(81,718)	(116,334)	(13,228)	(14,310)	(1,945,192)	(2,044,951)
(19,935,336)	(20,438,576)	(2,748,449)	(2,736,085)	(52,686,287)	(52,085,254)
(5,974,001)	(6,901,049)	(33,033,418)	(18,660,925)	(28,333,835)	(29,631,070)
(41,981,726)	(36,222,884)	(57,848,411)	(41,240,164)	–	–
(80,547,746)	(75,129,799)	(93,764,936)	(62,754,437)	(98,864,117)	(99,985,364)

405,743,397	431,661,050	533,621,140	585,111,175	867,471,720	813,404,690
30,242,119	26,956,163	35,878,328	21,498,929	98,539,307	99,644,437
(586,426,952)	(616,354,986)	(241,479,683)	(179,901,586)	(800,336,131)	(755,336,171)
(150,441,436)	(157,737,773)	328,019,785	426,708,518	165,674,896	157,712,956
(121,458,677)	(144,359,730)	351,517,510	422,950,932	165,779,186	157,738,665
1,855,479,111	1,999,838,841	1,996,273,256	1,573,322,324	2,059,000,125	1,901,261,460
$1,734,020,434	$1,855,479,111	$2,347,790,766	$1,996,273,256	$2,224,779,311	$2,059,000,125

See Notes to Financial Statements	311

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains		Total	Net Asset Value, End of Period
Bond Index
Class A:
3/31/25	$9.54	$0.30	$0.13	$0.43	$(0.30)	$—		$(0.30)	$9.67
3/31/24	9.68	0.26	(0.14)	0.12	(0.26)	—		(0.26)	9.54
3/31/23	10.45	0.22	(0.77)	(0.55)	(0.22)	(0.00	)(c)	(0.22)	9.68
3/31/22	11.15	0.18	(0.68)	(0.50)	(0.18)	(0.02)		(0.20)	10.45
3/31/21	11.41	0.21	(0.17)	0.04	(0.21)	(0.09)		(0.30)	11.15
Class I:
3/31/25	9.54	0.33	0.12	0.45	(0.33)	—		(0.33)	9.66
3/31/24	9.67	0.28	(0.13)	0.15	(0.28)	—		(0.28)	9.54
3/31/23	10.44	0.24	(0.77)	(0.53)	(0.24)	(0.00	)(c)	(0.24)	9.67
3/31/22	11.14	0.20	(0.68)	(0.48)	(0.20)	(0.02)		(0.22)	10.44
3/31/21	11.41	0.23	(0.18)	0.05	(0.23)	(0.09)		(0.32)	11.14
Premier Class:
3/31/25	9.53	0.32	0.13	0.45	(0.32)	—		(0.32)	9.66
3/31/24	9.67	0.28	(0.14)	0.14	(0.28)	—		(0.28)	9.53
3/31/23	10.44	0.23	(0.77)	(0.54)	(0.23)	(0.00	)(c)	(0.23)	9.67
3/31/22	11.14	0.19	(0.68)	(0.49)	(0.19)	(0.02)		(0.21)	10.44
3/31/21	11.40	0.22	(0.16)	0.06	(0.23)	(0.09)		(0.32)	11.14
Class R6:
3/31/25	9.53	0.34	0.13	0.47	(0.34)	—		(0.34)	9.66
3/31/24	9.67	0.29	(0.14)	0.15	(0.29)	—		(0.29)	9.53
3/31/23	10.44	0.25	(0.77)	(0.52)	(0.25)	(0.00	)(c)	(0.25)	9.67
3/31/22	11.14	0.21	(0.68)	(0.47)	(0.21)	(0.02)		(0.23)	10.44
3/31/21	11.40	0.24	(0.17)	0.07	(0.24)	(0.09)		(0.33)	11.14
Retirement Class:
3/31/25	9.54	0.31	0.13	0.44	(0.31)	—		(0.31)	9.67
3/31/24	9.68	0.27	(0.14)	0.13	(0.27)	—		(0.27)	9.54
3/31/23	10.45	0.23	(0.77)	(0.54)	(0.23)	(0.00	)(c)	(0.23)	9.68
3/31/22	11.15	0.18	(0.68)	(0.50)	(0.18)	(0.02)		(0.20)	10.45
3/31/21	11.41	0.21	(0.17)	0.04	(0.21)	(0.09)		(0.30)	11.15
Class W:
3/31/25	9.54	0.34	0.12	0.46	(0.34)	—		(0.34)	9.66
3/31/24	9.67	0.30	(0.13)	0.17	(0.30)	—		(0.30)	9.54
3/31/23	10.44	0.26	(0.77)	(0.51)	(0.26)	(0.00	)(c)	(0.26)	9.67
3/31/22	11.15	0.22	(0.69)	(0.47)	(0.22)	(0.02)		(0.24)	10.44
3/31/21	11.41	0.25	(0.16)	0.09	(0.26)	(0.09)		(0.35)	11.15

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Value rounded to zero.

312	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

4.60%		$ 28,041		0.42%		0.42%		3.16%		16%
1.32		27,552		0.39		0.39		2.78		14
(5.20)		27,979		0.38		0.38		2.26		20
(4.61)		31,980		0.44		0.40		1.59		18
0.24		36,033		0.42		0.42		1.78		29

4.76		27,563		0.17		0.17		3.41		16
1.65		26,194		0.17		0.17		3.00		14
(5.01)		19,339		0.17		0.17		2.49		20
(4.41)		14,176		0.19		0.19		1.79		18
0.36		18,746		0.21		0.21		1.98		29

4.81		17,995		0.22		0.22		3.34		16
1.49		26,250		0.22		0.22		2.94		14
(5.05)		25,380		0.22		0.22		2.42		20
(4.46)		25,715		0.24		0.24		1.75		18
0.40		28,867		0.26		0.26		1.94		29

4.97		11,302,895		0.07		0.07		3.51		16
1.65		9,800,915		0.07		0.07		3.10		14
(4.91)		9,131,524		0.07		0.07		2.57		20
(4.32)		9,680,082		0.09		0.09		1.90		18
0.46		9,712,952		0.11		0.11		2.09		29

4.71		521,380		0.32		0.32		3.25		16
1.39		485,743		0.32		0.32		2.84		14
(5.14)		544,533		0.32		0.32		2.31		20
(4.55)		628,526		0.34		0.34		1.65		18
0.30		613,853		0.36		0.36		1.84		29

4.93		14,665,433		0.07		0.00		3.58		16
1.83		13,244,219		0.07		0.00		3.18		14
(4.84)		11,084,405		0.07		0.00		2.64		20
(4.32)		10,746,686		0.09		0.00		2.00		18
0.66		9,108,797		0.11		0.00		2.19		29

See Notes to Financial Statements	313

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Core Bond
Class A:
3/31/25	$9.25	$0.38	$0.07	$0.45	$(0.37)	$—	$(0.37)	$9.33
3/31/24	9.34	0.35	(0.10)	0.25	(0.34)	—	(0.34)	9.25
3/31/23	10.15	0.28	(0.81)	(0.53)	(0.28)	—	(0.28)	9.34
3/31/22	10.84	0.18	(0.65)	(0.47)	(0.18)	(0.04)	(0.22)	10.15
3/31/21	10.66	0.22	0.38	0.60	(0.22)	(0.20)	(0.42)	10.84
Class I:
3/31/25	9.10	0.39	0.07	0.46	(0.38)	—	(0.38)	9.18
3/31/24	9.18	0.36	(0.09)	0.27	(0.35)	—	(0.35)	9.10
3/31/23	9.98	0.29	(0.80)	(0.51)	(0.29)	—	(0.29)	9.18
3/31/22	10.66	0.20	(0.64)	(0.44)	(0.20)	(0.04)	(0.24)	9.98
3/31/21	10.49	0.24	0.36	0.60	(0.23)	(0.20)	(0.43)	10.66
Premier Class:
3/31/25	9.09	0.39	0.07	0.46	(0.38)	—	(0.38)	9.17
3/31/24	9.18	0.36	(0.10)	0.26	(0.35)	—	(0.35)	9.09
3/31/23	9.97	0.29	(0.79)	(0.50)	(0.29)	—	(0.29)	9.18
3/31/22	10.65	0.19	(0.64)	(0.45)	(0.19)	(0.04)	(0.23)	9.97
3/31/21	10.49	0.23	0.36	0.59	(0.23)	(0.20)	(0.43)	10.65
Class R6:
3/31/25	9.09	0.40	0.08	0.48	(0.40)	—	(0.40)	9.17
3/31/24	9.18	0.37	(0.10)	0.27	(0.36)	—	(0.36)	9.09
3/31/23	9.97	0.30	(0.79)	(0.49)	(0.30)	—	(0.30)	9.18
3/31/22	10.65	0.21	(0.64)	(0.43)	(0.21)	(0.04)	(0.25)	9.97
3/31/21	10.48	0.25	0.37	0.62	(0.25)	(0.20)	(0.45)	10.65
Retirement Class:
3/31/25	9.26	0.39	0.07	0.46	(0.38)	—	(0.38)	9.34
3/31/24	9.35	0.36	(0.10)	0.26	(0.35)	—	(0.35)	9.26
3/31/23	10.16	0.28	(0.81)	(0.53)	(0.28)	—	(0.28)	9.35
3/31/22	10.85	0.19	(0.65)	(0.46)	(0.19)	(0.04)	(0.23)	10.16
3/31/21	10.67	0.23	0.37	0.60	(0.22)	(0.20)	(0.42)	10.85
Class W:
3/31/25	9.09	0.43	0.07	0.50	(0.42)	—	(0.42)	9.17
3/31/24	9.18	0.40	(0.10)	0.30	(0.39)	—	(0.39)	9.09
3/31/23	9.97	0.33	(0.79)	(0.46)	(0.33)	—	(0.33)	9.18
3/31/22	10.65	0.24	(0.64)	(0.40)	(0.24)	(0.04)	(0.28)	9.97
3/31/21	10.48	0.28	0.37	0.65	(0.28)	(0.20)	(0.48)	10.65

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Does not include in-kind transactions.

314	See Notes to Financial Statements

$		$		$		$		$		$			$
		Ratios and Supplemental Data
				Ratios to Average Net Assets
	Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate			Portfolio Turnover Rate Excluding Mortgage Dollar Rolls

	5.00%		$ 71,513		0.61%		0.60%		4.08%		66%			59%
	2.80		72,945		0.59		0.59		3.85		62			54
	(5.20)		78,449		0.58		0.58		2.97		152			113
	(4.38)		93,247		0.59		0.55		1.70		295	(c)		96	(c)
	5.47		107,280		0.58		0.58		1.99		229			117

	5.20		687,640		0.43		0.43		4.26		66			59
	3.07		656,689		0.43		0.43		4.02		62			54
	(5.09)		664,797		0.42		0.42		3.11		152			113
	(4.26)		989,602		0.42		0.42		1.85		295	(c)		96	(c)
	5.70		753,975		0.42		0.42		2.16		229			117

	5.18		11,284		0.45		0.45		4.28		66			59
	2.94		3,304		0.44		0.44		3.97		62			54
	(5.01)		5,649		0.44		0.44		3.11		152			113
	(4.28)		6,596		0.44		0.44		1.81		295	(c)		96	(c)
	5.58		11,648		0.44		0.44		2.13		229			117

	5.35		5,770,518		0.29		0.29		4.40		66			59
	3.10		4,978,394		0.29		0.29		4.17		62			54
	(4.86)		4,625,629		0.29		0.29		3.29		152			113
	(4.14)		4,490,250		0.29		0.29		1.98		295	(c)		96	(c)
	5.84		2,825,828		0.29		0.29		2.27		229			117

	5.07		133,362		0.53		0.53		4.15		66			59
	2.86		135,578		0.54		0.54		3.91		62			54
	(5.15)		133,283		0.54		0.54		3.01		152			113
	(4.36)		162,596		0.54		0.54		1.71		295	(c)		96	(c)
	5.51		210,938		0.54		0.54		2.03		229			117

	5.65		3,955,351		0.28		0.00		4.68		66			59
	3.40		4,211,405		0.29		0.00		4.45		62			54
	(4.59)		3,822,326		0.29		0.00		3.53		152			113
	(3.86)		4,672,235		0.29		0.00		2.25		295	(c)		96	(c)
	6.15		4,793,554		0.29		0.00		2.56		229			117

See Notes to Financial Statements	315

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains		Total	Net Asset Value, End of Period
Core Impact Bond(c)
Class A:
3/31/25	$ 8.91	$ 0.36	$ 0.08	$ 0.44	$ (0.36)	$ —		$ (0.36)	$ 8.99
3/31/24	9.04	0.33	(0.13)	0.20	(0.33)	—		(0.33)	8.91
3/31/23	9.87	0.25	(0.82)	(0.57)	(0.26)	—		(0.26)	9.04
3/31/22	10.47	0.15	(0.60)	(0.45)	(0.15)	(0.00	)(d)	(0.15)	9.87
3/31/21	10.40	0.18	0.33	0.51	(0.18)	(0.26)		(0.44)	10.47
Class I:
3/31/25	8.92	0.38	0.08	0.46	(0.38)	—		(0.38)	9.00
3/31/24	9.05	0.35	(0.13)	0.22	(0.35)	—		(0.35)	8.92
3/31/23	9.88	0.27	(0.83)	(0.56)	(0.27)	—		(0.27)	9.05
3/31/22	10.48	0.17	(0.59)	(0.42)	(0.18)	(0.00	)(d)	(0.18)	9.88
3/31/21	10.42	0.20	0.32	0.52	(0.20)	(0.26)		(0.46)	10.48
Premier Class:
3/31/25	8.92	0.38	0.07	0.45	(0.38)	—		(0.38)	8.99
3/31/24	9.05	0.33	(0.12)	0.21	(0.34)	—		(0.34)	8.92
3/31/23	9.88	0.26	(0.83)	(0.57)	(0.26)	—		(0.26)	9.05
3/31/22	10.48	0.16	(0.60)	(0.44)	(0.16)	(0.00	)(d)	(0.16)	9.88
3/31/21	10.42	0.19	0.32	0.51	(0.19)	(0.26)		(0.45)	10.48
Class R6:
3/31/25	8.92	0.39	0.07	0.46	(0.39)	—		(0.39)	8.99
3/31/24	9.04	0.36	(0.12)	0.24	(0.36)	—		(0.36)	8.92
3/31/23	9.87	0.28	(0.83)	(0.55)	(0.28)	—		(0.28)	9.04
3/31/22	10.48	0.18	(0.61)	(0.43)	(0.18)	(0.00	)(d)	(0.18)	9.87
3/31/21	10.41	0.21	0.33	0.54	(0.21)	(0.26)		(0.47)	10.48
Retirement Class:
3/31/25	8.92	0.37	0.07	0.44	(0.37)	—		(0.37)	8.99
3/31/24	9.04	0.33	(0.12)	0.21	(0.33)	—		(0.33)	8.92
3/31/23	9.88	0.26	(0.84)	(0.58)	(0.26)	—		(0.26)	9.04
3/31/22	10.48	0.15	(0.59)	(0.44)	(0.16)	(0.00	)(d)	(0.16)	9.88
3/31/21	10.41	0.18	0.33	0.51	(0.18)	(0.26)		(0.44)	10.48

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Consolidated Financial Highlights (see Notes to Financial Statements)
(d)	Value rounded to zero.

316	See Notes to Financial Statements

$		$		$		$		$		$		$
		Ratios and Supplemental Data
				Ratios to Average Net Assets
	Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Portfolio Turnover Rate Excluding Mortgage Dollar Rolls

	4.93%		$ 311,641		0.67%		0.67%		4.03%		147%		141%
	2.35		256,020		0.62		0.62		3.76		142		137
	(5.79)		251,165		0.63		0.62		2.78		171		139
	(4.32)		330,332		0.64		0.64		1.45		255		112
	4.87		304,704		0.61		0.61		1.67		293		186

	5.31		985,090		0.41		0.41		4.29		147		141
	2.54		1,076,782		0.43		0.43		3.95		142		137
	(5.59)		1,005,499		0.43		0.42		2.96		171		139
	(4.12)		1,526,575		0.44		0.44		1.66		255		112
	4.95		1,286,125		0.43		0.43		1.83		293		186

	5.10		11,579		0.51		0.51		4.19		147		141
	2.42		12,113		0.62		0.55		3.76		142		137
	(5.70)		23,649		0.66		0.54		2.88		171		139
	(4.23)		27,068		0.58		0.55		1.53		255		112
	4.85		32,891		0.53		0.53		1.76		293		186

	5.26		5,241,942		0.35		0.35		4.35		147		141
	2.73		4,746,237		0.36		0.35		4.02		142		137
	(5.54)		4,553,635		0.37		0.36		3.07		171		139
	(4.16)		4,648,095		0.38		0.38		1.72		255		112
	5.13		4,169,777		0.35		0.35		1.92		293		186

	5.00		187,989		0.60		0.60		4.10		147		141
	2.47		218,913		0.61		0.61		3.75		142		137
	(5.87)		271,648		0.62		0.61		2.79		171		139
	(4.31)		382,704		0.63		0.63		1.45		255		112
	4.87		472,112		0.60		0.60		1.69		293		186

See Notes to Financial Statements	317

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

	$		$		$		$		$		$		$		$

			Investment Operations						Less Distributions

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)		Total		From Net Investment Income		From Net Realized Gains		Total		Net Asset Value, End of Period
Core Plus Bond
Class A:
3/31/25		$ 9.14		$ 0.41		$ 0.06		$ 0.47		$ (0.39)		$ —		$ (0.39)		$ 9.22
3/31/24		9.19		0.38		(0.07)		0.31		(0.36)		—		(0.36)		9.14
3/31/23		10.05		0.32		(0.87)		(0.55)		(0.31)		—		(0.31)		9.19
3/31/22		10.84		0.24		(0.65)		(0.41)		(0.23)		(0.15)		(0.38)		10.05
3/31/21		10.40		0.26		0.52		0.78		(0.26)		(0.08)		(0.34)		10.84
Class I:
3/31/25		9.13		0.43		0.07		0.50		(0.42)		—		(0.42)		9.21
3/31/24		9.18		0.41		(0.08)		0.33		(0.38)		—		(0.38)		9.13
3/31/23		10.04		0.33		(0.86)		(0.53)		(0.33)		—		(0.33)		9.18
3/31/22		10.83		0.26		(0.65)		(0.39)		(0.25)		(0.15)		(0.40)		10.04
3/31/21		10.39		0.29		0.51		0.80		(0.28)		(0.08)		(0.36)		10.83
Premier Class:
3/31/25		9.12		0.42		0.07		0.49		(0.41)		—		(0.41)		9.20
3/31/24		9.17		0.40		(0.07)		0.33		(0.38)		—		(0.38)		9.12
3/31/23		10.03		0.33		(0.86)		(0.53)		(0.33)		—		(0.33)		9.17
3/31/22		10.82		0.25		(0.65)		(0.40)		(0.24)		(0.15)		(0.39)		10.03
3/31/21		10.38		0.28		0.51		0.79		(0.27)		(0.08)		(0.35)		10.82
Class R6:
3/31/25		9.12		0.44		0.07		0.51		(0.42)		—		(0.42)		9.21
3/31/24		9.18		0.41		(0.08)		0.33		(0.39)		—		(0.39)		9.12
3/31/23		10.03		0.34		(0.85)		(0.51)		(0.34)		—		(0.34)		9.18
3/31/22		10.82		0.26		(0.64)		(0.38)		(0.26)		(0.15)		(0.41)		10.03
3/31/21		10.38		0.29		0.52		0.81		(0.29)		(0.08)		(0.37)		10.82
Retirement Class:
3/31/25		9.13		0.41		0.08		0.49		(0.40)		—		(0.40)		9.22
3/31/24		9.19		0.39		(0.08)		0.31		(0.37)		—		(0.37)		9.13
3/31/23		10.04		0.32		(0.85)		(0.53)		(0.32)		—		(0.32)		9.19
3/31/22		10.84		0.24		(0.66)		(0.42)		(0.23)		(0.15)		(0.38)		10.04
3/31/21		10.40		0.27		0.51		0.78		(0.26)		(0.08)		(0.34)		10.84
Class W:
3/31/25		9.12		0.46		0.08		0.54		(0.45)		—		(0.45)		9.21
3/31/24		9.18		0.44		(0.08)		0.36		(0.42)		—		(0.42)		9.12
3/31/23		10.03		0.37		(0.85)		(0.48)		(0.37)		—		(0.37)		9.18
3/31/22		10.82		0.30		(0.65)		(0.35)		(0.29)		(0.15)		(0.44)		10.03
3/31/21		10.38		0.32		0.52		0.84		(0.32)		(0.08)		(0.40)		10.82

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

318	See Notes to Financial Statements

	$		$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Portfolio Turnover Rate Excluding Mortgage Dollar Rolls

5.30%		$ 224,638		0.63%		0.63%		4.43%		84%		82%
3.52		225,708		0.63		0.63		4.26		56		49
(5.40)		236,915		0.62		0.61		3.41		143		113
(3.95)		270,848		0.61		0.56		2.19		251		97
7.48		302,270		0.61		0.61		2.36		169		84

5.55		104,339		0.38		0.38		4.69		84		82
3.77		81,467		0.39		0.39		4.50		56		49
(5.19)		92,456		0.38		0.38		3.58		143		113
(3.79)		162,811		0.38		0.38		2.36		251		97
7.74		208,321		0.37		0.37		2.60		169		84

5.48		3,399		0.45		0.45		4.60		84		82
3.70		3,186		0.45		0.45		4.40		56		49
(5.27)		5,932		0.45		0.45		3.56		143		113
(3.86)		7,305		0.45		0.45		2.30		251		97
7.67		8,155		0.45		0.45		2.53		169		84

5.76		1,548,503		0.30		0.30		4.76		84		82
3.75		1,562,696		0.30		0.30		4.60		56		49
(5.02)		1,484,766		0.30		0.30		3.72		143		113
(3.72)		1,557,970		0.30		0.30		2.45		251		97
7.83		1,608,213		0.30		0.30		2.66		169		84

5.49		255,248		0.55		0.55		4.50		84		82
3.49		276,487		0.55		0.55		4.34		56		49
(5.25)		301,925		0.55		0.55		3.47		143		113
(4.04)		326,659		0.55		0.55		2.20		251		97
7.55		397,965		0.55		0.55		2.42		169		84

6.07		2,430,183		0.30		0.00		5.05		84		82
4.06		2,606,748		0.30		0.00		4.90		56		49
(4.74)		2,383,204		0.30		0.00		4.00		143		113
(3.43)		2,925,520		0.30		0.00		2.75		251		97
8.14		3,039,900		0.30		0.00		2.95		169		84

See Notes to Financial Statements	319

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
5–15 Year Laddered Tax Exempt Bond
Class A:
3/31/25	$9.84	$0.28	$(0.22)	$0.06	$ (0.28)	$—	$(0.28)	$9.62
3/31/24	9.81	0.24	0.03	0.27	(0.24)	—	(0.24)	9.84
3/31/23	10.05	0.20	(0.23)	(0.03)	(0.20)	(0.01)	(0.21)	9.81
3/31/22	10.91	0.20	(0.79)	(0.59)	(0.20)	(0.07)	(0.27)	10.05
3/31/21	10.51	0.21	0.43	0.64	(0.21)	(0.03)	(0.24)	10.91
Class I:
3/31/25	9.82	0.30	(0.21)	0.09	(0.31)	—	(0.31)	9.60
3/31/24	9.80	0.25	0.02	0.27	(0.25)	—	(0.25)	9.82
3/31/23	10.03	0.22	(0.22)	—	(0.22)	(0.01)	(0.23)	9.80
3/31/22	10.89	0.21	(0.79)	(0.58)	(0.21)	(0.07)	(0.28)	10.03
3/31/21	10.50	0.23	0.42	0.65	(0.23)	(0.03)	(0.26)	10.89
Class R6:
3/31/25	9.83	0.31	(0.22)	0.09	(0.31)	—	(0.31)	9.61
3/31/24	9.80	0.26	0.03	0.29	(0.26)	—	(0.26)	9.83
3/31/23	10.04	0.23	(0.23)	—	(0.23)	(0.01)	(0.24)	9.80
3/31/22	10.90	0.22	(0.78)	(0.56)	(0.23)	(0.07)	(0.30)	10.04
3/31/21	10.50	0.24	0.43	0.67	(0.24)	(0.03)	(0.27)	10.90

(a)   Based on average shares outstanding.

(b)   Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

320	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

0.65%		$ 194,143		0.63%		0.58%		2.91%		25%
2.78		213,880		0.62		0.58		2.43		48
(0.23)		227,830		0.62		0.58		2.08		15
(5.54)		248,157		0.61		0.54		1.83		9
6.18		272,018		0.59		0.58		1.97		23

0.88		728		0.41		0.37		3.13		25
2.87		362		0.44		0.40		2.59		48
0.06		533		0.42		0.38		2.27		15
(5.42)		683		0.43		0.40		1.97		9
6.30		666		0.40		0.38		2.16		23

0.94		7,513		0.34		0.30		3.19		25
3.07		8,182		0.34		0.30		2.71		48
0.05		8,747		0.34		0.30		2.36		15
(5.31)		18,226		0.33		0.30		2.09		9
6.48		8,099		0.32		0.30		2.24		23

See Notes to Financial Statements	321

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Green Bond(c)
Class A:
3/31/25	$ 9.10	$ 0.38	$ 0.01	$ 0.39	$ (0.38)	$ —	$ (0.38)	$ 9.11
3/31/24	9.16	0.34	(0.05)	0.29	(0.35)	—	(0.35)	9.10
3/31/23	9.95	0.29	(0.78)	(0.49)	(0.29)	(0.01)	(0.30)	9.16
3/31/22	10.63	0.22	(0.63)	(0.41)	(0.22)	(0.05)	(0.27)	9.95
3/31/21	10.22	0.24	0.59	0.83	(0.24)	(0.18)	(0.42)	10.63
Class I:
3/31/25	9.09	0.40	0.02	0.42	(0.40)	—	(0.40)	9.11
3/31/24	9.16	0.36	(0.07)	0.29	(0.36)	—	(0.36)	9.09
3/31/23	9.95	0.32	(0.79)	(0.47)	(0.31)	(0.01)	(0.32)	9.16
3/31/22	10.62	0.24	(0.62)	(0.38)	(0.24)	(0.05)	(0.29)	9.95
3/31/21	10.22	0.27	0.58	0.85	(0.27)	(0.18)	(0.45)	10.62
Premier Class:
3/31/25	9.09	0.39	0.02	0.41	(0.39)	—	(0.39)	9.11
3/31/24	9.16	0.36	(0.07)	0.29	(0.36)	—	(0.36)	9.09
3/31/23	9.95	0.30	(0.78)	(0.48)	(0.30)	(0.01)	(0.31)	9.16
3/31/22	10.62	0.23	(0.62)	(0.39)	(0.23)	(0.05)	(0.28)	9.95
3/31/21	10.22	0.26	0.58	0.84	(0.26)	(0.18)	(0.44)	10.62
Class R6:
3/31/25	9.09	0.41	0.02	0.43	(0.41)	—	(0.41)	9.11
3/31/24	9.16	0.37	(0.07)	0.30	(0.37)	—	(0.37)	9.09
3/31/23	9.95	0.31	(0.78)	(0.47)	(0.31)	(0.01)	(0.32)	9.16
3/31/22	10.62	0.24	(0.61)	(0.37)	(0.25)	(0.05)	(0.30)	9.95
3/31/21	10.22	0.27	0.58	0.85	(0.27)	(0.18)	(0.45)	10.62
Retirement Class:
3/31/25	9.09	0.38	0.02	0.40	(0.38)	—	(0.38)	9.11
3/31/24	9.16	0.35	(0.07)	0.28	(0.35)	—	(0.35)	9.09
3/31/23	9.95	0.30	(0.78)	(0.48)	(0.30)	(0.01)	(0.31)	9.16
3/31/22	10.63	0.23	(0.63)	(0.40)	(0.23)	(0.05)	(0.28)	9.95
3/31/21	10.22	0.26	0.59	0.85	(0.26)	(0.18)	(0.44)	10.63

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Consolidated Financial Highlights (see Notes to Financial Statements)

322	See Notes to Financial Statements

Ratios and Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate

4.45%	$ 6,743	0.91%	0.78%	4.15%	41%
3.12	7,294	0.91	0.76	3.83	62
(4.98)	7,756	0.91	0.71	3.12	36
(4.06)	7,465	1.33	0.73	2.04	27
8.07	6,342	1.26	0.73	2.20	34

4.70	45,310	0.68	0.54	4.40	41
3.34	36,073	0.69	0.55	4.03	62
(4.76)	43,796	0.71	0.51	3.60	36
(3.73)	3,270	0.83	0.47	2.30	27
8.25	1,570	0.94	0.46	2.49	34

4.63	911	0.74	0.60	4.34	41
3.29	909	0.75	0.60	4.00	62
(4.84)	916	0.77	0.57	3.25	36
(3.84)	995	0.97	0.58	2.18	27
8.16	1,062	1.08	0.55	2.41	34

4.79	104,951	0.58	0.45	4.49	41
3.44	98,937	0.60	0.45	4.17	62
(4.70)	77,172	0.61	0.41	3.41	36
(3.71)	77,183	0.81	0.45	2.34	27
8.27	27,694	0.93	0.45	2.50	34

4.53	14,981	0.83	0.70	4.24	41
3.19	13,469	0.85	0.69	3.90	62
(4.86)	14,141	0.86	0.58	3.23	36
(3.93)	15,531	1.06	0.58	2.18	27
8.26	14,133	1.18	0.54	2.38	34

See Notes to Financial Statements	323

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
High Yield
Class A:
3/31/25	$ 8.74	$ 0.55	$ 0.01	$ 0.56	$(0.55)	$ —	$ (0.55)	$ 8.75
3/31/24	8.39	0.52	0.35	0.87	(0.52)	—	(0.52)	8.74
3/31/23	9.15	0.45	(0.75)	(0.30)	(0.46)	—	(0.46)	8.39
3/31/22	9.57	0.42	(0.42)	0.00 (c)	(0.42)	—	(0.42)	9.15
3/31/21	8.39	0.45	1.18	1.63	(0.45)	—	(0.45)	9.57
Class I:
3/31/25	8.69	0.56	0.01	0.57	(0.56)	—	(0.56)	8.70
3/31/24	8.35	0.53	0.34	0.87	(0.53)	—	(0.53)	8.69
3/31/23	9.10	0.46	(0.74)	(0.28)	(0.47)	—	(0.47)	8.35
3/31/22	9.52	0.43	(0.42)	0.01	(0.43)	—	(0.43)	9.10
3/31/21	8.35	0.46	1.17	1.63	(0.46)	—	(0.46)	9.52
Premier Class:
3/31/25	8.71	0.56	0.02	0.58	(0.56)	—	(0.56)	8.73
3/31/24	8.36	0.53	0.35	0.88	(0.53)	—	(0.53)	8.71
3/31/23	9.12	0.47	(0.76)	(0.29)	(0.47)	—	(0.47)	8.36
3/31/22	9.54	0.43	(0.42)	0.01	(0.43)	—	(0.43)	9.12
3/31/21	8.37	0.46	1.17	1.63	(0.46)	—	(0.46)	9.54
Class R6:
3/31/25	8.70	0.57	0.01	0.58	(0.57)	—	(0.57)	8.71
3/31/24	8.35	0.54	0.35	0.89	(0.54)	—	(0.54)	8.70
3/31/23	9.11	0.48	(0.76)	(0.28)	(0.48)	—	(0.48)	8.35
3/31/22	9.53	0.45	(0.43)	0.02	(0.44)	—	(0.44)	9.11
3/31/21	8.36	0.47	1.17	1.64	(0.47)	—	(0.47)	9.53
Retirement Class:
3/31/25	8.70	0.55	0.01	0.56	(0.55)	—	(0.55)	8.71
3/31/24	8.36	0.52	0.34	0.86	(0.52)	—	(0.52)	8.70
3/31/23	9.11	0.45	(0.74)	(0.29)	(0.46)	—	(0.46)	8.36
3/31/22	9.53	0.42	(0.42)	0.00 (c)	(0.42)	—	(0.42)	9.11
3/31/21	8.36	0.45	1.17	1.62	(0.45)	—	(0.45)	9.53
Class W:
3/31/25	8.70	0.61	0.01	0.62	(0.61)	—	(0.61)	8.71
3/31/24	8.35	0.57	0.35	0.92	(0.57)	—	(0.57)	8.70
3/31/23	9.11	0.51	(0.76)	(0.25)	(0.51)	—	(0.51)	8.35
3/31/22	9.53	0.48	(0.42)	0.06	(0.48)	—	(0.48)	9.11
3/31/21	8.36	0.50	1.17	1.67	(0.50)	—	(0.50)	9.53

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Value rounded to zero.
(d)	Does not include in-kind transactions.

324	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

6.53%		$ 196,226		0.68%		0.68%		6.22%		61%
10.71		217,021		0.67		0.66		6.11		46
(3.19)		213,517		0.66		0.64		5.38		39
(0.07)		249,616		0.65		0.60		4.41		70 (d)
19.67		276,792		0.65		0.63		4.81		79

6.72		4,254		0.50		0.50		6.40		61
10.80		4,329		0.48		0.48		6.29		46
(2.96)		7,984		0.49		0.47		5.51		39
0.05		9,760		0.47		0.46		4.54		70 (d)
19.84		8,320		0.45		0.44		4.95		79

6.82		11,839		0.51		0.51		6.36		61
10.88		11,464		0.52		0.52		6.29		46
(3.08)		14,913		0.51		0.50		5.54		39
0.02		15,798		0.51		0.49		4.54		70 (d)
19.74		20,200		0.51		0.49		4.95		79

6.86		1,208,604		0.36		0.36		6.54		61
11.06		1,140,584		0.37		0.37		6.41		46
(2.94)		1,412,278		0.36		0.35		5.64		39
0.17		2,147,075		0.36		0.34		4.67		70 (d)
19.94		2,703,046		0.36		0.34		5.08		79

6.60		207,263		0.61		0.61		6.29		61
10.65		211,789		0.62		0.62		6.16		46
(3.07)		220,167		0.61		0.60		5.42		39
(0.08)		265,385		0.61		0.59		4.43		70 (d)
19.64		306,428		0.61		0.59		4.85		79

7.25		376,384		0.36		0.00		6.90		61
11.46		405,583		0.37		0.00		6.77		46
(2.61)		534,772		0.36		0.00		6.05		39
0.51		450,278		0.36		0.00		5.02		70 (d)
20.34		469,612		0.36		0.00		5.42		79

See Notes to Financial Statements	325

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Total	Net Asset Value, End of Period
Short Duration Impact Bond
Class A:
3/31/25	$ 9.57	$ 0.42	$ 0.11	$ 0.53	$ (0.42)	$ —	$ (0.42)	$ 9.68
3/31/24	9.58	0.39	(0.01)	0.38	(0.39)	—	(0.39)	9.57
3/31/23	9.82	0.26	(0.25)	0.01	(0.25)	—	(0.25)	9.58
3/31/22	10.25	0.13	(0.38)	(0.25)	(0.13)	(0.05)	(0.18)	9.82
3/31/21	9.86	0.18	0.48	0.66	(0.18)	(0.09)	(0.27)	10.25
Class I:
3/31/25	9.56	0.45	0.11	0.56	(0.45)	—	(0.45)	9.67
3/31/24	9.57	0.41	(0.01)	0.40	(0.41)	—	(0.41)	9.56
3/31/23	9.82	0.26	(0.23)	0.03	(0.28)	—	(0.28)	9.57
3/31/22	10.25	0.15	(0.38)	(0.23)	(0.15)	(0.05)	(0.20)	9.82
3/31/21	9.86	0.20	0.48	0.68	(0.20)	(0.09)	(0.29)	10.25
Premier Class:
3/31/25	9.57	0.44	0.11	0.55	(0.44)	—	(0.44)	9.68
3/31/24	9.58	0.40	(0.01)	0.39	(0.40)	—	(0.40)	9.57
3/31/23	9.82	0.26	(0.24)	0.02	(0.26)	—	(0.26)	9.58
3/31/22	10.25	0.14	(0.38)	(0.24)	(0.14)	(0.05)	(0.19)	9.82
3/31/21	9.86	0.19	0.48	0.67	(0.19)	(0.09)	(0.28)	10.25
Class R6:
3/31/25	9.57	0.45	0.11	0.56	(0.45)	—	(0.45)	9.68
3/31/24	9.58	0.42	(0.02)	0.40	(0.41)	—	(0.41)	9.57
3/31/23	9.82	0.30	(0.26)	0.04	(0.28)	—	(0.28)	9.58
3/31/22	10.25	0.15	(0.38)	(0.23)	(0.15)	(0.05)	(0.20)	9.82
3/31/21	9.86	0.20	0.48	0.68	(0.20)	(0.09)	(0.29)	10.25
Retirement Class:
3/31/25	9.57	0.43	0.11	0.54	(0.43)	—	(0.43)	9.68
3/31/24	9.58	0.39	(0.01)	0.38	(0.39)	—	(0.39)	9.57
3/31/23	9.82	0.25	(0.24)	0.01	(0.25)	—	(0.25)	9.58
3/31/22	10.25	0.13	(0.38)	(0.25)	(0.13)	(0.05)	(0.18)	9.82
3/31/21	9.86	0.18	0.48	0.66	(0.18)	(0.09)	(0.27)	10.25

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

326	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

5.64%		$ 3,214		0.92%		0.67%		4.37%		139%
4.04		3,170		0.93		0.63		4.07		269
0.17		3,270		0.99		0.59		2.68		317
(2.54)		2,232		1.89		0.60		1.24		76
6.67		2,207		1.40		0.59		1.71		136

5.95		2,117		0.63		0.38		4.67		139
4.30		1,809		0.68		0.38		4.32		269
0.36		1,746		0.78		0.38		2.74		317
(2.32)		4,866		1.01		0.39		1.47		76
6.92		1,077		1.06		0.35		1.99		136

5.82		968		0.76		0.50		4.54		139
4.18		957		0.80		0.50		4.20		269
0.27		958		0.89		0.49		2.74		317
(2.44)		982		1.12		0.50		1.35		76
6.76		1,025		1.21		0.50		1.84		136

5.97		65,136		0.61		0.35		4.69		139
4.33		63,995		0.65		0.35		4.37		269
0.42		57,126		0.74		0.34		3.13		317
(2.29)		24,494		0.96		0.35		1.50		76
6.92		23,952		1.06		0.35		1.99		136

5.71		6,114		0.86		0.60		4.44		139
4.07		5,949		0.90		0.60		4.09		269
0.17		6,583		0.99		0.59		2.65		317
(2.51)		5,683		1.22		0.57		1.28		76
6.66		4,737		1.31		0.60		1.72		136

See Notes to Financial Statements	327

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

	$		$		$		$		$		$		$		$

			Investment Operations						Less Distributions

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)		Total		From Net Investment Income		From Net Realized Gains		Total		Net Asset Value, End of Period
Short Term Bond
Class A:
3/31/25		$ 9.99		$ 0.41		$ 0.16		$ 0.57		$ (0.41)		$ —		$ (0.41)		$ 10.15
3/31/24		9.91		0.35		0.08		0.43		(0.35)		—		(0.35)		9.99
3/31/23		10.13		0.24		(0.21)		0.03		(0.24)		(0.01)		(0.25)		9.91
3/31/22		10.47		0.13		(0.33)		(0.20)		(0.13)		(0.01)		(0.14)		10.13
3/31/21		10.23		0.14		0.25		0.39		(0.14)		(0.01)		(0.15)		10.47
Class I:
3/31/25		9.98		0.43		0.16		0.59		(0.43)		—		(0.43)		10.14
3/31/24		9.90		0.37		0.08		0.45		(0.37)		—		(0.37)		9.98
3/31/23		10.12		0.26		(0.21)		0.05		(0.26)		(0.01)		(0.27)		9.90
3/31/22		10.46		0.15		(0.33)		(0.18)		(0.15)		(0.01)		(0.16)		10.12
3/31/21		10.21		0.16		0.27		0.43		(0.17)		(0.01)		(0.18)		10.46
Premier Class:
3/31/25		9.99		0.42		0.16		0.58		(0.42)		—		(0.42)		10.15
3/31/24		9.91		0.36		0.08		0.44		(0.36)		—		(0.36)		9.99
3/31/23		10.13		0.26		(0.21)		0.05		(0.26)		(0.01)		(0.27)		9.91
3/31/22		10.48		0.15		(0.34)		(0.19)		(0.15)		(0.01)		(0.16)		10.13
3/31/21		10.23		0.16		0.26		0.42		(0.16)		(0.01)		(0.17)		10.48
Class R6:
3/31/25		9.98		0.44		0.16		0.60		(0.44)		—		(0.44)		10.14
3/31/24		9.90		0.38		0.08		0.46		(0.38)		—		(0.38)		9.98
3/31/23		10.12		0.27		(0.21)		0.06		(0.27)		(0.01)		(0.28)		9.90
3/31/22		10.47		0.16		(0.34)		(0.18)		(0.16)		(0.01)		(0.17)		10.12
3/31/21		10.22		0.17		0.26		0.43		(0.17)		(0.01)		(0.18)		10.47
Retirement Class:
3/31/25		9.99		0.41		0.16		0.57		(0.41)		—		(0.41)		10.15
3/31/24		9.92		0.35		0.07		0.42		(0.35)		—		(0.35)		9.99
3/31/23		10.13		0.25		(0.20)		0.05		(0.25)		(0.01)		(0.26)		9.92
3/31/22		10.48		0.14		(0.34)		(0.20)		(0.14)		(0.01)		(0.15)		10.13
3/31/21		10.23		0.15		0.26		0.41		(0.15)		(0.01)		(0.16)		10.48
Class W:
3/31/25		9.98		0.46		0.16		0.62		(0.46)		—		(0.46)		10.14
3/31/24		9.90		0.40		0.08		0.48		(0.40)		—		(0.40)		9.98
3/31/23		10.12		0.30		(0.21)		0.09		(0.30)		(0.01)		(0.31)		9.90
3/31/22		10.46		0.19		(0.33)		(0.14)		(0.19)		(0.01)		(0.20)		10.12
3/31/21		10.22		0.20		0.25		0.45		(0.20)		(0.01)		(0.21)		10.46

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

328	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Portfolio Turnover Rate Excluding Mortgage Dollar Rolls

5.77%	$ 113,562	0.59%	0.59%	4.03%	182%	182%
4.40	113,691	0.58	0.58	3.50	114	114
0.36	123,364	0.58	0.58	2.42	157	157
(1.88)	143,840	0.57	0.54	1.28	104	104
3.82	162,317	0.56	0.56	1.37	167	161

6.05	192,115	0.32	0.32	4.30	182	182
4.63	184,642	0.36	0.36	3.72	114	114
0.58	220,856	0.36	0.36	2.64	157	157
(1.70)	235,228	0.35	0.35	1.48	104	104
4.15	230,355	0.35	0.35	1.57	167	161

5.95	1,549	0.42	0.42	4.19	182	182
4.57	2,337	0.42	0.42	3.64	114	114
0.52	3,521	0.42	0.42	2.57	157	157
(1.85)	3,733	0.42	0.42	1.42	104	104
4.07	3,199	0.41	0.41	1.55	167	161

6.11	428,193	0.27	0.27	4.34	182	182
4.73	449,543	0.27	0.27	3.80	114	114
0.67	585,208	0.27	0.27	2.74	157	157
(1.70)	523,478	0.26	0.26	1.56	104	104
4.23	666,050	0.26	0.26	1.66	167	161

5.85	122,645	0.51	0.51	4.09	182	182
4.36	171,099	0.52	0.52	3.56	114	114
0.52	204,233	0.52	0.52	2.54	157	157
(1.95)	118,117	0.51	0.51	1.31	104	104
3.97	142,261	0.51	0.51	1.40	167	161

6.39	875,956	0.26	0.00	4.61	182	182
5.01	934,167	0.27	0.00	4.10	114	114
0.94	862,657	0.27	0.00	2.99	157	157
(1.35)	972,321	0.26	0.00	1.83	104	104
4.41	955,303	0.26	0.00	1.91	167	161

See Notes to Financial Statements	329

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

	$		$		$		$		$		$		$		$

			Investment Operations						Less Distributions
	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)		Total		From Net Investment Income		From Net Realized Gains		Total		Net Asset Value, End of Period
Short Term Bond Index
Class A:
3/31/25		$ 9.55		$ 0.39		$ 0.10		$ 0.49		$ (0.39)		$ —		$ (0.39)		$ 9.65
3/31/24		9.57		0.31		(0.02)		0.29		(0.31)		—		(0.31)		9.55
3/31/23		9.71		0.13		(0.14)		(0.01)		(0.13)		—		(0.13)		9.57
3/31/22		10.11		0.02		(0.36)		(0.34)		(0.02)		(0.04)		(0.06)		9.71
3/31/21		10.12		0.10		0.02		0.12		(0.10)		(0.03)		(0.13)		10.11
Class I:
3/31/25		9.55		0.41		0.10		0.51		(0.41)		—		(0.41)		9.65
3/31/24		9.57		0.33		(0.01)		0.32		(0.34)		—		(0.34)		9.55
3/31/23		9.71		0.15		(0.14)		0.01		(0.15)		—		(0.15)		9.57
3/31/22		10.11		0.04		(0.36)		(0.32)		(0.04)		(0.04)		(0.08)		9.71
3/31/21		10.12		0.12		0.02		0.14		(0.12)		(0.03)		(0.15)		10.11
Premier Class:
3/31/25		9.55		0.40		0.10		0.50		(0.40)		—		(0.40)		9.65
3/31/24		9.57		0.33		(0.02)		0.31		(0.33)		—		(0.33)		9.55
3/31/23		9.71		0.13		(0.12)		0.01		(0.15)		—		(0.15)		9.57
3/31/22		10.10		0.04		(0.35)		(0.31)		(0.04)		(0.04)		(0.08)		9.71
3/31/21		10.12		0.12		0.01		0.13		(0.12)		(0.03)		(0.15)		10.10
Class R6:
3/31/25		9.55		0.42		0.11		0.53		(0.42)		—		(0.42)		9.66
3/31/24		9.58		0.35		(0.03)		0.32		(0.35)		—		(0.35)		9.55
3/31/23		9.72		0.16		(0.14)		0.02		(0.16)		—		(0.16)		9.58
3/31/22		10.11		0.05		(0.35)		(0.30)		(0.05)		(0.04)		(0.09)		9.72
3/31/21		10.12		0.13		0.02		0.15		(0.13)		(0.03)		(0.16)		10.11
Retirement Class:
3/31/25		9.55		0.40		0.11		0.51		(0.40)		—		(0.40)		9.66
3/31/24		9.58		0.33		(0.04)		0.29		(0.32)		—		(0.32)		9.55
3/31/23		9.71		0.14		(0.13)		0.01		(0.14)		—		(0.14)		9.58
3/31/22		10.11		0.03		(0.36)		(0.33)		(0.03)		(0.04)		(0.07)		9.71
3/31/21		10.12		0.10		0.03		0.13		(0.11)		(0.03)		(0.14)		10.11
Class W:
3/31/25		9.55		0.43		0.11		0.54		(0.43)		—		(0.43)		9.66
3/31/24		9.58		0.36		(0.04)		0.32		(0.35)		—		(0.35)		9.55
3/31/23		9.72		0.17		(0.14)		0.03		(0.17)		—		(0.17)		9.58
3/31/22		10.11		0.06		(0.35)		(0.29)		(0.06)		(0.04)		(0.10)		9.72
3/31/21		10.12		0.14		0.02		0.16		(0.14)		(0.03)		(0.17)		10.11

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

330	See Notes to Financial Statements

	$		$		$		$		$
	Ratios and Supplemental Data
			Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)		Gross Expenses		Net Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate

5.18%		$ 2,813		0.42%		0.42%		4.02%		55%
3.14		2,507		0.42		0.42		3.30		53
(0.05)		2,587		0.37		0.37		1.37		69
(3.35)		2,831		0.83		0.46		0.18		49
1.12		4,318		0.44		0.44		0.94		48

5.40		515		0.21		0.21		4.23		55
3.37		586		0.20		0.20		3.52		53
0.12		592		0.20		0.20		1.53		69
(3.16)		789		0.22		0.22		0.43		49
1.32		696		0.24		0.24		1.14		48

5.36		322		0.24		0.24		4.19		55
3.32		337		0.24		0.24		3.45		53
0.08		408		0.24		0.24		1.38		69
(3.10)		659		0.26		0.26		0.38		49
1.30		633		0.26		0.26		1.14		48

5.65		62,631		0.07		0.07		4.36		55
3.38		79,944		0.08		0.08		3.65		53
0.24		75,270		0.08		0.08		1.69		69
(2.94)		77,863		0.10		0.10		0.54		49
1.45		77,335		0.11		0.11		1.26		48

5.39		914,627		0.32		0.32		4.12		55
3.13		678,476		0.33		0.33		3.45		53
(0.01)		450,126		0.33		0.33		1.51		69
(3.18)		309,263		0.35		0.35		0.29		49
1.20		179,545		0.36		0.36		0.98		48

5.73		1,366,884		0.07		0.00		4.44		55
3.46		1,234,423		0.08		0.00		3.74		53
0.32		1,044,339		0.08		0.00		1.79		69
(2.85)		970,293		0.10		0.00		0.64		49
1.56		803,300		0.11		0.00		1.36		48

See Notes to Financial Statements	331

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

	$		$			$			$			$			$		$			$

			Investment Operations									Less Distributions
	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)			Net Realized/ Unrealized Gain (Loss)			Total			From Net Investment Income			From Net Realized Gains		Total			Net Asset Value, End of Period
Money Market
Class A:
3/31/25		$ 1.00		$ 0.04			$ 0.01			$ 0.05			$ (0.05)			$ —		$ (0.05)			$ 1.00
3/31/24		1.00		0.05			0.00	(c)		0.05			(0.05)			—		(0.05)			1.00
3/31/23		1.00		0.02			0.00	(c)		0.02			(0.02)			—		(0.02)			1.00
3/31/22		1.00		—			—			—			—			—		—			1.00
3/31/21		1.00		0.00	(c)		—			0.00	(c)		(0.00	)(c)		—		(0.00	)(c)		1.00
Class I:
3/31/25		1.00		0.05			—			0.05			(0.05)			—		(0.05)			1.00
3/31/24		1.00		0.05			0.00	(c)		0.05			(0.05)			—		(0.05)			1.00
3/31/23		1.00		0.04			(0.01)			0.03			(0.03)			—		(0.03)			1.00
3/31/22		1.00		—			—			—			—			—		—			1.00
3/31/21		1.00		0.00	(c)		—			0.00	(c)		(0.00	)(c)		—		(0.00	)(c)		1.00
Premier Class:
3/31/25		1.00		0.05			—			0.05			(0.05)			—		(0.05)			1.00
3/31/24		1.00		0.05			0.00	(c)		0.05			(0.05)			—		(0.05)			1.00
3/31/23		1.00		0.03			(0.01)			0.02			(0.02)			—		(0.02)			1.00
3/31/22		1.00		—			—			—			—			—		—			1.00
3/31/21		1.00		0.00	(c)		—			0.00	(c)		(0.00	)(c)		—		(0.00	)(c)		1.00
Class R6:
3/31/25		1.00		0.05			—			0.05			(0.05)			—		(0.05)			1.00
3/31/24		1.00		0.05			0.00	(c)		0.05			(0.05)			—		(0.05)			1.00
3/31/23		1.00		0.03			0.00	(c)		0.03			(0.03)			—		(0.03)			1.00
3/31/22		1.00		—			—			—			—			—		—			1.00
3/31/21		1.00		0.00	(c)		—			0.00	(c)		(0.00	)(c)		—		(0.00	)(c)		1.00
Retirement Class:
3/31/25		1.00		0.05			—			0.05			(0.05)			—		(0.05)			1.00
3/31/24		1.00		0.05			0.00	(c)		0.05			(0.05)			—		(0.05)			1.00
3/31/23		1.00		0.03			(0.01)			0.02			(0.02)			—		(0.02)			1.00
3/31/22		1.00		—			—			—			—			—		—			1.00
3/31/21		1.00		0.00	(c)		—			0.00	(c)		(0.00	)(c)		—		(0.00	)(c)		1.00

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)	Value rounded to zero.

332	See Notes to Financial Statements

	Ratios and Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses	Net Investment Income (Loss)

4.60%	$ 328,753	0.44%	0.44%	4.50%
4.91	300,126	0.47	0.47	4.81
2.30	294,567	0.46	0.41	2.28
0.00	289,028	0.48	0.07	0.00
0.02	311,011	0.47	0.20	0.02

4.87	32,879	0.18	0.18	4.76
5.23	42,361	0.16	0.16	5.12
2.56	34,357	0.16	0.16	4.20
0.00	967	0.17	0.07	0.00
0.15	1,018	0.08	0.07	0.15

4.78	48,429	0.27	0.27	4.66
5.12	39,332	0.27	0.27	5.00
2.48	39,448	0.27	0.24	2.58
0.00	27,746	0.27	0.07	0.00
0.04	36,011	0.27	0.16	0.07

4.94	1,198,784	0.12	0.12	4.83
5.27	1,033,788	0.12	0.12	5.16
2.60	982,768	0.12	0.12	2.72
0.00	886,508	0.13	0.07	0.00
0.10	811,301	0.12	0.12	0.11

4.68	615,935	0.37	0.37	4.59
5.01	643,393	0.37	0.37	4.91
2.48	550,121	0.37	0.24	2.87
0.00	246,142	0.38	0.07	0.00
0.04	270,402	0.37	0.18	0.05

See Notes to Financial Statements	333

Notes to Financial Statements

1.	General Information

Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:

Fund Name	Short Name
Nuveen Bond Index Fund	Bond Index
Nuveen Core Bond Fund	Core Bond
Nuveen Core Impact Bond Fund	Core Impact Bond
Nuveen Core Plus Bond Fund	Core Plus Bond
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund	5-15 Year Laddered Tax Exempt Bond
Nuveen Green Bond Fund	Green Bond
Nuveen High Yield Fund	High Yield
Nuveen Short Duration Impact Bond Fund	Short Duration Impact Bond
Nuveen Short Term Bond Fund	Short Term Bond
Nuveen Short Term Bond Index Fund	Short Term Bond Index
Nuveen Money Market Fund	Money Market

Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.

Current Fiscal Period: The end of the reporting period for the Funds is March 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended March 31, 2025 (the “current fiscal period”).

Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Funds (other than Money Market) of less than certain amounts, as set forth in the Funds’ prospectus. Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at net asset value (“NAV”). Class A Shares purchases of $250,000 or more with respect to 5-15 Year Laddered Tax Exempt Bond, $500,000 or more with respect to Short Duration Impact Bond, Short Term Bond and Short Term Bond Index, and $1,000,000 or more with respect to each other Fund (other than Money Market) are sold at NAV without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% (0.70% with respect to Short Duration Impact Bond, Short Term Bond and Short Term Bond Index) if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-front sales charge.

Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:

New Name	Former Name
Class A	Retail Class
Class I	Advisor Class
Class R6	Institutional Class

334

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Basis for Consolidation: Core Impact Bond and the Green Bond are presented on a consolidated basis with the Nuveen Core Impact Bond Fund Offshore Limited, the Nuveen Green Bond Fund Offshore Limited (collectively, the “Regulation S Subsidiaries”) and the Nuveen Core Impact Bond Fund Taxable Offshore Limited (“the TEFRA Bond Subsidiary”), respectively. Both the Regulation S Subsidiaries and the TEFRA Bond Subsidiary (the “Subsidiaries”) are wholly owned subsidiaries of Core Impact Bond and Green Bond organized under the laws of the Cayman Islands. The Regulation S Subsidiaries commenced operations on September 11, 2024 and are intended to provide the Funds with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on January 2, 2025 and is intended to provide the Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes). The Subsidiaries are advised by the Adviser and have the same investment objective as the respective Fund (except that the Regulation S Subsidiaries may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiaries are as follows:

Core Impact Bond	Regulation S Subsidiary	TEFRA Bond Subsidiary
Total market value of investments	$32,976,540	$–
Net assets	33,397,719	10,000
Net investment income (loss)	381,097	–
Net realized gain (loss)	912	–
Net change in unrealized appreciation (depreciation)	519,505	–
% of Fund’s consolidated net assets	0%	0%

Green Bond		Regulation S Subsidiary
Total market value of investments		$2,031,677
Net assets		2,099,189
Net investment income (loss)		18,667
Net realized gain (loss)		(168)
Net change in unrealized appreciation (depreciation)		36,246
% of Fund’s consolidated net assets		1%

Compensation: The Funds pay the members of the Board of Trustees (“Board”) all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

335

Notes to Financial Statements (continued)

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

As of the end of the reporting period, the percentage of investments in non-U.S. securities for Green Bond and Short Duration Impact Bond are as follows:

Short Duration Impact Bond	Value	% of Total Investments
Country:
Supranational	$7,749,647	9.8%
Canada	4,028,315	5.1
United Kingdom	1,272,167	1.6
Germany	769,905	1.0
Japan	751,750	1.0
Netherlands	741,868	0.9
France	489,552	0.6
Singapore	469,921	0.6
Mauritius	259,918	0.3
Other	494,471	0.6
Total non-U.S. Securities	$17,027,514	21.5%

Green Bond	Value	% of Total Investments
Country:
Supranational	$17,399,625	10.1%
Germany	5,022,997	2.9
Canada	4,967,783	2.9
Ireland	2,893,546	1.7
Ecuador	1,784,184	1.0
United Kingdom	1,374,891	0.8
Mexico	1,051,995	0.6
Turkey	1,035,691	0.6
Australia	986,261	0.6
Other	4,535,002	2.6
Total non-U.S. Securities	$41,051,975	23.8%

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnification: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

336

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

337

Notes to Financial Statements (continued)

Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond Index
Long-Term Investments:
Corporate bonds	$—	$6,752,994,085	$—	$6,752,994,085
Government bonds	—	19,014,628,623	—	19,014,628,623
Structured assets	—	603,894,176	—	603,894,176
Investments purchased with collateral from securities lending	152,827,332	—	—	152,827,332
Short-Term Investments:
Government agency debt	—	17,043,874	—	17,043,874
Treasury debt	—	257,037,904	—	257,037,904
Total	$152,827,332	$26,645,598,662	$—	$26,798,425,994

338

Fund	Level 1	Level 2	Level 3	Total
Core Bond
Long-Term Investments:
Bank loan obligations	$—	$226,120,754	$—	$226,120,754
Common stocks	—	25,789	—	25,789
Corporate bonds	—	3,464,775,361	—	3,464,775,361
Government bonds	—	5,089,615,672	—	5,089,615,672
Investment companies	100,365,135	—	—	100,365,135
Preferred stocks	10,241,675	—	—	10,241,675
Structured assets	—	1,611,476,174	3,297,000	1,614,773,174
Investments purchased with collateral from securities lending	78,411,598	—	—	78,411,598
Short-Term Investments:
Government agency debt	—	18,664,695	—	18,664,695
Treasury debt	—	93,989,316	—	93,989,316
Investments in Derivatives:
Credit default swap contracts*	—	1,765,370	—	1,765,370
Forward foreign currency contracts*	—	(91,399)	—	(91,399)
Total	$189,018,408	$10,506,341,732	$3,297,000	$10,698,657,140
Core Impact Bond
Long-Term Investments:
Bank loan obligations	$—	$41,175,981	$45	$41,176,026
Corporate bonds	—	1,771,314,504	—	1,771,314,504
Government bonds	—	4,025,709,790	733	4,025,710,523
Preferred stocks	28,986,766	—	—	28,986,766
Structured assets	—	817,389,604	—	817,389,604
Investments purchased with collateral from securities lending	21,646,909	—	—	21,646,909
Short-Term Investments:
Government agency debt	—	999,062	—	999,062
Treasury debt	—	7,723,161	—	7,723,161
Investments in Derivatives:
Forward foreign currency contracts*	—	(562,952)	—	(562,952)
Total	$50,633,675	$6,663,749,150	$778	$6,714,383,603
Core Plus Bond
Long-Term Investments:
Bank loan obligations	$—	$200,685,168	$—	$200,685,168
Common stocks	—	20,060	15	20,075
Corporate bonds	—	1,737,358,149	—	1,737,358,149
Government bonds	—	1,887,461,550	—	1,887,461,550
Investment companies	50,182,542	—	—	50,182,542
Preferred stocks	4,375,200	—	—	4,375,200
Structured assets	—	601,180,363	2,637,600	603,817,963
Investments purchased with collateral from securities lending	54,101,864	—	—	54,101,864
Short-Term Investments:
Treasury debt	—	50,878,334	—	50,878,334
Investments in Derivatives:
Credit default swap contracts*	—	2,139,120	—	2,139,120
Forward foreign currency contracts*	—	(69,328)	—	(69,328)
Total	$108,659,606	$4,479,653,416	$2,637,615	$4,590,950,637
5-15 Year Laddered Tax Exempt Bond
Long-Term Investments:
Long-term municipal bonds	$—	$197,220,116	$—	$197,220,116
Short-Term Investments:
Treasury debt	—	2,863,000	—	2,863,000
Total	$—	$200,083,116	$—	$200,083,116
Green Bond
Long-Term Investments:
Bank loan obligations	$—	$3,002,254	$—	$3,002,254
Corporate bonds	—	99,622,229	—	99,622,229
Government bonds	—	37,187,378	24	37,187,402
Preferred stocks	753,960	—	—	753,960
Structured assets	—	29,844,729	—	29,844,729
Investments purchased with collateral from securities lending	32,067	—	—	32,067
Short-Term Investments:
Treasury debt	—	1,715,000	—	1,715,000
Total	$786,027	$171,371,590	$24	$172,157,641

339

Notes to Financial Statements (continued)

Fund	Level 1	Level 2	Level 3	Total
High Yield
Long-Term Investments:
Bank loan obligations	$—	$107,201,054	$—	$107,201,054
Common stocks	—	8,799	80	8,879
Corporate bonds	—	1,849,270,053	—	1,849,270,053
Investment companies	7,326,558	—	—	7,326,558
Investments purchased with collateral from securities lending	117,010,845	—	—	117,010,845
Short-Term Investments:
Treasury debt	—	9,991,766	—	9,991,766
Total	$124,337,403	$1,966,471,672	$80	$2,090,809,155
Short Duration Impact Bond
Long-Term Investments:
Bank loan obligations	$—	$1,538,189	$—	$1,538,189
Corporate bonds	—	25,062,732	—	25,062,732
Government bonds	—	32,443,377	—	32,443,377
Structured assets	—	17,745,731	—	17,745,731
Investments purchased with collateral from securities lending	777,484	—	—	777,484
Short-Term Investments:
Treasury debt	—	1,476,000	—	1,476,000
Total	$777,484	$78,266,029	$—	$79,043,513
Short Term Bond
Long-Term Investments:
Bank loan obligations	$—	$15,243,280	$—	$15,243,280
Corporate bonds	—	582,730,871	—	582,730,871
Government bonds	—	779,999,187	—	779,999,187
Structured assets	—	347,356,474	—	347,356,474
Investments purchased with collateral from securities lending	662,111	—	—	662,111
Short-Term Investments:
Treasury debt	—	8,862,000	—	8,862,000
Investments in Derivatives:
Futures contracts*	461,038	—	—	461,038
Total	$1,123,149	$1,734,191,812	$—	$1,735,314,961
Short Term Bond Index
Long-Term Investments:
Corporate bonds	$—	$600,340,548	$—	$600,340,548
Government bonds	—	1,722,633,488	—	1,722,633,488
Structured assets	—	1,086,649	—	1,086,649
Investments purchased with collateral from securities lending	11,576,909	—	—	11,576,909
Short-Term Investments:
Treasury debt	—	24,917,579	—	24,917,579
Total	$11,576,909	$2,348,978,264	$—	$2,360,555,173
Money Market
Short-Term Investments:
Government agency debt	$—	$270,259,039	$—	$270,259,039
Repurchase agreement	—	988,900,000	—	988,900,000
Treasury debt	—	445,862,798	—	445,862,798
Variable rate securities	—	506,601,204	—	506,601,204
Total	$—	$2,211,623,041	$—	$2,211,623,041

*	Represents net unrealized appreciation (depreciation).

4.	Portfolio Securities

Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

340

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty
Money Market	Bank of New York Mellon Corporation	$214,500,000	$(218,790,000)
Money Market	Bank of New York Mellon Corporation	85,800,000	(87,516,008)
Money Market	Bank of New York Mellon Corporation	2,500,000	(2,550,000)
Money Market	Bank of New York Mellon Corporation	171,700,000	(175,134,000)
Money Market	Fixed Income Clearing Corporation	514,400,000	(524,688,075)

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A

Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the

Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:

	Aggregate Value of Securities on Loan
Fund	Equity Securities	Fixed Income Securities	Cash Collateral Received*	Non-Cash Collateral Received**	Total Collateral Received
Bond Index	$–	$166,608,612	$152,827,332	$18,506,353	$171,333,685
Core Bond	43,027	84,986,540	78,411,598	9,319,243	87,730,841
Core Impact Bond	–	27,046,541	21,646,909	6,201,324	27,848,233
Core Plus Bond	–	59,883,728	54,101,864	7,833,111	61,934,975
Green Bond	–	26,560	32,067	–	32,067
High Yield	2,503,686	121,032,538	117,010,845	11,874,217	128,885,062
Short Duration Impact Bond	–	748,287	777,484	–	777,484
Short Term Bond	–	641,945	662,111	–	662,111
Short Term Bond Index	–	11,309,942	11,576,909	–	11,576,909
*May	include cash and investment of cash collateral.

**As	of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Treasury Inflation-Protected Securities: The Funds (other than Money Market) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.

Unfunded loan commitment: Pursuant to the terms of certain loan agreements, the Funds may have unfunded loan commitments. Unfunded commitments are contractual obligations pursuant to which a Fund agrees to invest in a loan at a future date. Each Fund segregates short-term securities or cash having an aggregate value at least equal to the amount of unfunded loan commitments. If a Fund has unfunded commitments as of the end of the reporting period, such amounts are recognized on the Statements of assets and liabilities as “Payable for unfunded loan commitments”.

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

341

Notes to Financial Statements (continued)

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales
Bond Index	$1,955,395,721	$5,329,521,311	$1,236,657,760	$2,660,577,235
Core Bond	2,322,415,013	5,295,099,754	1,804,381,619	4,978,236,944
Core Impact Bond	1,398,095,007	8,743,274,503	1,272,809,203	8,241,319,823
Core Plus Bond	977,888,581	2,879,394,071	951,711,929	2,980,922,762
5–15 Year Laddered Tax Exempt Bond	51,548,758	–	68,278,145	–
Green Bond	62,683,911	22,041,033	39,231,011	25,582,551
High Yield	1,229,659,019	–	1,191,294,947	–
Short Duration Impact Bond	34,946,811	75,075,309	32,122,199	73,947,905
Short Term Bond	471,082,152	2,789,565,872	508,066,107	2,839,695,044
Short Term Bond Index	362,461,779	1,137,576,951	322,593,204	861,437,620

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed- delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.	Derivative Investments

Each Fund (other than Money Market) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Futures Contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.

A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Futures Contracts Outstanding*
Short Term Bond	$139,168,546

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.

342

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.

The average notional amount of forward contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Forward Contracts Outstanding*
Core Bond	$4,854,449
Core Impact Bond	18,587,142
Core Plus Bond	2,504,884

*

The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.

Account	Counterparty	Gross Unrealized Appreciation on Forward Foreign Currency Contracts*	Gross Unrealized Depreciation on Forward Foreign Currency Contracts*	Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts	Collateral Pledged to (from) Counterparty	Net Exposure
Core Bond	JPMorgan Chase Bank NA	$—	$(91,399)	$(91,399)	$—	$(91,399)
Core Impact Bond	JPMorgan Chase Bank NA	—	(546,779)	(546,779)	—	(546,779)
	Morgan Stanley Capital Services	—	(16,173)	(16,173)	—	(16,173)
	Total	—	(562,952)	(562,952)	$—	(562,952)
Core Plus Bond	Citibank N.A.	—	(69,328)	(69,328)	—	(69,328)

* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.

Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds (other than Money Market) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.

Credit default swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.

Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.

The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the Statement of Operations.

343

Notes to Financial Statements (continued)

The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Swap Contracts Outstanding*
Core Bond	$180,800,000
Core Plus Bond	204,100,000
*

The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Location	Value	Location	Value
Core Bond
Forward foreign currency contracts	Foreign currency exchange rate	-	$–	Unrealized depreciation on forward contracts	$(91,399)
Credit default swap contracts	Credit	Unrealized appreciation on swap contracts*	1,765,370	-	–
Core Impact Bond
Forward foreign currency contracts	Foreign currency exchange rate	-	–	Unrealized depreciation on forward contracts	(562,952)
Core Plus Bond
Forward foreign currency contracts	Foreign currency exchange rate	-	–	Unrealized depreciation on forward contracts	(69,328)
Credit default swap contracts	Credit	Unrealized appreciation on swap contracts*	2,139,120	-	–
Short Term Bond
Futures contracts	Interest rate	Unrealized appreciation on futures contracts*	461,038	-	–

*

Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund’s Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Core Bond
Futures contracts	Interest rate	$(51,136)	$–
Forward foreign currency contracts	Foreign currency exchange rate	–	(91,399)
Swap contracts	Credit	(4,945,898)	1,765,370
Core Impact Bond
Forward foreign currency contracts	Foreign currency exchange rate	–	(562,952)
Core Plus Bond
Futures contracts	Interest rate	(53,102)	–
Forward foreign currency contracts	Foreign currency exchange rate	–	(69,328)
Swap contracts	Credit	(3,349,945)	2,139,120
Short Term Bond
Futures contracts	Interest rate	(515,512)	569,747

344

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 3/31/25		Year Ended 3/31/24
Bond Index	Shares	Amount	Shares	Amount
Subscriptions:
Class A	360,481	$3,453,747	388,783	$ 3,668,440
Class I	526,185	5,024,007	1,195,739	11,522,782
Premier Class	684,213	6,551,016	713,447	6,732,143
Class R6	247,180,034	2,381,736,830	171,458,338	1,630,627,322
Retirement Class	6,400,779	61,573,303	3,034,864	28,803,233
Class W	282,402,613	2,706,696,000	366,027,009	3,477,979,940
Total subscriptions	537,554,305	5,165,034,903	542,818,180	5,159,333,860
Reinvestments of distributions:
Class A	87,917	843,736	77,772	736,123
Class I	94,875	909,848	82,625	781,370
Premier Class	90,864	870,896	77,581	733,719
Class R6	38,047,306	364,998,340	30,005,606	283,779,946
Retirement Class	1,711,394	16,423,425	1,499,760	14,192,587
Class W	–	–	–	–
Total reinvestments of distributions	40,032,356	384,046,245	31,743,344	300,223,745
Redemptions:
Class A	(435,513)	(4,165,192)	(469,329)	(4,429,837)
Class I	(515,168)	(4,918,260)	(530,402)	(4,932,734)
Premier Class	(1,666,034)	(16,006,310)	(661,380)	(6,129,091)
Class R6	(143,143,376)	(1,369,279,207)	(117,562,388)	(1,111,719,419)
Retirement Class	(5,089,197)	(48,723,106)	(9,880,251)	(93,457,671)
Class W	(153,403,936)	(1,468,069,935)	(122,904,024)	(1,173,892,419)
Total redemptions	(304,253,224)	(2,911,162,010)	(252,007,774)	(2,394,561,171)
Net increase (decrease) from shareholder transactions	273,333,437	$2,637,919,138	322,553,750	$ 3,064,996,434

	Year Ended 3/31/25		Year Ended 3/31/24
Core Bond	Shares	Amount	Shares	Amount
Subscriptions:
Class A	735,167	$6,850,762	393,119	$ 3,606,313
Class I	12,484,011	113,798,870	9,163,304	82,160,388
Premier Class	1,078,500	10,116,073	75,038	675,986
Class R6	159,467,248	1,454,077,530	143,477,856	1,291,720,695
Retirement Class	1,830,060	17,003,590	2,291,266	20,955,515
Class W	65,884,241	600,564,981	107,238,366	968,488,347
Total subscriptions	241,479,227	2,202,411,806	262,638,949	2,367,607,244
Reinvestments of distributions:
Class A	292,009	2,710,788	284,891	2,604,916
Class I	3,070,123	28,022,951	2,753,384	24,751,046
Premier Class	34,814	318,108	17,808	160,068
Class R6	23,596,491	215,293,179	18,674,668	167,715,767
Retirement Class	593,855	5,519,097	521,580	4,774,375
Class W	–	–	–	–
Total reinvestments of distributions	27,587,292	251,864,123	22,252,331	200,006,172
Redemptions:
Class A	(1,247,047)	(11,584,210)	(1,193,686)	(10,909,199)
Class I	(12,788,926)	(116,751,294)	(12,124,764)	(108,735,304)
Premier Class	(246,404)	(2,248,690)	(344,855)	(3,043,370)
Class R6	(101,271,465)	(921,259,837)	(118,582,953)	(1,063,216,723)
Retirement Class	(2,784,495)	(25,837,071)	(2,430,586)	(22,132,124)
Class W	(97,717,944)	(888,739,689)	(60,498,612)	(540,783,193)
Total redemptions	(216,056,281)	(1,966,420,791)	(195,175,456)	(1,748,819,913)
Net increase (decrease) from shareholder transactions	53,010,238	$487,855,138	89,715,824	$ 818,793,503

345

Notes to Financial Statements (continued)

	Year Ended 3/31/25		Year Ended 3/31/24
Core Impact Bond	Shares	Amount	Shares	Amount
Subscriptions:
Class A	15,259,860	$135,829,548	6,389,097	$ 56,787,544
Class I	33,463,869	299,774,973	38,037,904	333,840,037
Premier Class	529,329	4,717,089	1,141,126	10,049,033
Class R6	167,078,322	1,492,856,576	167,845,855	1,481,756,681
Retirement Class	719,615	6,369,767	322,346	2,834,918
Total subscriptions	217,050,995	1,939,547,953	213,736,328	1,885,268,213
Reinvestments of distributions:
Class A	1,349,478	12,072,499	1,058,421	9,332,604
Class I	2,372,672	21,229,379	2,098,855	18,530,176
Premier Class	22,915	205,052	29,059	258,047
Class R6	20,706,666	185,295,978	17,245,334	152,226,244
Retirement Class	935,689	8,370,079	1,015,909	8,970,439
Total reinvestments of distributions	25,387,420	227,172,987	21,447,578	189,317,510
Redemptions:
Class A	(10,643,405)	(95,261,654)	(6,525,824)	(57,561,094)
Class I	(46,974,147)	(419,036,601)	(30,643,954)	(269,980,737)
Premier Class	(622,227)	(5,571,898)	(2,426,796)	(21,495,636)
Class R6	(136,811,042)	(1,221,898,205)	(156,667,133)	(1,381,505,758)
Retirement Class	(5,285,795)	(47,237,337)	(6,841,321)	(60,422,604)
Total redemptions	(200,336,616)	(1,789,005,695)	(203,105,028)	(1,790,965,829)
Net increase (decrease) from shareholder transactions	42,101,799	$377,715,245	32,078,878	$ 283,619,894

	Year Ended 3/31/25		Year Ended 3/31/24
Core Plus Bond	Shares	Amount	Shares	Amount
Subscriptions:
Class A	1,775,584	$16,274,299	637,140	$ 5,760,334
Class I	5,681,008	52,066,826	2,119,502	19,097,164
Premier Class	128,383	1,185,346	29,474	265,664
Class R6	30,968,819	283,651,987	29,307,912	264,531,307
Retirement Class	2,903,062	26,677,525	1,649,380	14,926,099
Class W	33,935,061	310,280,728	58,077,880	526,279,170
Total subscriptions	75,391,917	690,136,711	91,821,288	830,859,738
Reinvestments of distributions:
Class A	970,825	8,907,752	950,817	8,576,619
Class I	222,157	2,037,740	188,972	1,702,398
Premier Class	16,846	154,310	20,108	181,051
Class R6	4,003,107	36,667,628	3,715,248	33,456,272
Retirement Class	1,250,869	11,468,938	1,288,520	11,615,845
Class W	–	–	2	14
Total reinvestments of distributions	6,463,804	59,236,368	6,163,667	55,532,199
Redemptions:
Class A	(3,082,202)	(28,307,983)	(2,669,061)	(24,041,800)
Class I	(3,500,216)	(31,936,878)	(3,455,418)	(31,157,372)
Premier Class	(125,244)	(1,145,528)	(346,824)	(3,057,507)
Class R6	(38,038,990)	(348,166,373)	(23,574,939)	(210,930,676)
Retirement Class	(6,727,634)	(61,544,147)	(5,537,766)	(49,843,769)
Class W	(55,660,580)	(508,119,150)	(32,127,026)	(287,368,309)
Total redemptions	(107,134,866)	(979,220,059)	(67,711,034)	(606,399,433)
Net increase (decrease) from shareholder transactions	(25,279,145)	$(229,846,980)	30,273,921	$ 279,992,504

	Year Ended 3/31/25		Year Ended 3/31/24
5–15 Year Laddered Tax Exempt Bond	Shares	Amount	Shares	Amount
Subscriptions:
Class A	1,046,902	$10,218,231	785,378	$ 7,642,057
Class I	67,473	653,817	27,510	268,591
Class R6	155,812	1,517,223	57,968	561,695
Total subscriptions	1,270,187	12,389,271	870,856	8,472,343
Reinvestments of distributions:
Class A	552,120	5,386,969	499,518	4,847,145
Class I	788	7,669	872	8,452
Class R6	26,195	255,358	23,427	227,104
Total reinvestments of distributions	579,103	5,649,996	523,817	5,082,701
Redemptions:
Class A	(3,144,968)	(30,732,841)	(2,768,904)	(26,860,682)
Class I	(29,273)	(284,691)	(45,947)	(448,035)
Class R6	(232,291)	(2,263,020)	(141,490)	(1,354,763)
Total redemptions	(3,406,532)	(33,280,552)	(2,956,341)	(28,663,480)
Net increase (decrease) from shareholder transactions	(1,557,242)	$(15,241,285)	(1,561,668)	$ (15,108,436)

346

	Year Ended 3/31/25		Year Ended 3/31/24
Green Bond	Shares	Amount	Shares	Amount
Subscriptions:
Class A	74,635	$678,649	79,569	$ 721,115
Class I	2,112,597	19,224,809	1,102,443	9,905,649
Premier Class	–	–	–	–
Class R6	1,933,261	17,564,782	2,790,819	25,419,723
Retirement Class	312,283	2,836,794	191,561	1,722,528
Total subscriptions	4,432,776	40,305,034	4,164,392	37,769,015
Reinvestments of distributions:
Class A	26,803	243,547	26,212	235,572
Class I	171,625	1,559,225	173,538	1,558,167
Premier Class	–	–	–	–
Class R6	186,611	1,696,617	89,433	806,425
Retirement Class	61,355	557,748	54,734	491,904
Total reinvestments of distributions	446,394	4,057,137	343,917	3,092,068
Redemptions:
Class A	(163,368)	(1,486,358)	(150,237)	(1,346,672)
Class I	(1,277,060)	(11,599,419)	(2,089,197)	(18,447,196)
Premier Class	–	–	–	–
Class R6	(1,478,813)	(13,493,224)	(423,260)	(3,814,585)
Retirement Class	(210,359)	(1,907,599)	(308,528)	(2,763,695)
Total redemptions	(3,129,600)	(28,486,600)	(2,971,222)	(26,372,148)
Net increase (decrease) from shareholder transactions	1,749,570	$15,875,571	1,537,087	$ 14,488,935

	Year Ended 3/31/25		Year Ended 3/31/24
High Yield	Shares	Amount	Shares	Amount
Subscriptions:
Class A	13,845,693	$122,154,287	16,864,265	$ 142,512,910
Class I	108,049	953,755	74,902	627,064
Premier Class	7,208,560	63,111,283	6,436,773	53,896,898
Class R6	22,167,132	194,293,679	28,302,571	237,469,824
Retirement Class	1,654,296	14,557,062	1,248,960	10,533,328
Class W	6,414,581	56,298,402	9,415,019	79,806,589
Total subscriptions	51,398,311	451,368,468	62,342,490	524,846,613
Reinvestments of distributions:
Class A	1,280,718	11,280,741	1,401,381	11,850,700
Class I	28,284	247,909	35,184	295,340
Premier Class	56,072	491,572	91,687	771,689
Class R6	8,690,732	76,266,125	7,957,756	67,005,015
Retirement Class	1,507,621	13,231,270	1,554,597	13,088,418
Class W	7	63	5	42
Total reinvestments of distributions	11,563,434	101,517,680	11,040,610	93,011,204
Redemptions:
Class A	(17,531,493)	(154,467,789)	(18,880,056)	(159,542,266)
Class I	(145,512)	(1,272,264)	(568,502)	(4,746,125)
Premier Class	(7,224,595)	(63,309,677)	(6,995,487)	(58,678,188)
Class R6	(23,188,447)	(202,854,929)	(74,237,300)	(617,266,065)
Retirement Class	(3,707,649)	(32,514,675)	(4,818,258)	(40,492,555)
Class W	(9,817,934)	(86,010,801)	(26,817,898)	(222,756,293)
Total redemptions	(61,615,630)	(540,430,135)	(132,317,501)	(1,103,481,492)
Net increase (decrease) from shareholder transactions	1,346,115	$12,456,013	(58,934,401)	$ (485,623,675)

347

Notes to Financial Statements (continued)

	Year Ended 3/31/25		Year Ended 3/31/24
Short Duration Impact Bond	Shares	Amount	Shares	Amount
Subscriptions:
Class A	46,900	$451,430	35,423	$ 338,088
Class I	66,759	641,684	43,094	411,340
Premier Class	–	–	–	–
Class R6	1,233,285	11,882,218	2,283,761	21,704,634
Retirement Class	269,528	2,582,889	110,769	1,057,670
Total subscriptions	1,616,472	15,558,221	2,473,047	23,511,732
Reinvestments of distributions:
Class A	9,788	94,227	9,368	89,094
Class I	5,166	49,706	3,575	33,942
Premier Class	–	–	–	–
Class R6	214,329	2,063,497	180,610	1,717,801
Retirement Class	24,470	235,493	22,699	215,872
Total reinvestments of distributions	253,753	2,442,923	216,252	2,056,709
Redemptions:
Class A	(55,876)	(538,196)	(54,829)	(521,302)
Class I	(42,227)	(407,250)	(39,890)	(377,545)
Premier Class	–	–	–	–
Class R6	(1,404,964)	(13,530,459)	(1,740,093)	(16,577,622)
Retirement Class	(283,995)	(2,735,696)	(198,956)	(1,890,470)
Total redemptions	(1,787,062)	(17,211,601)	(2,033,768)	(19,366,939)
Net increase (decrease) from shareholder transactions	83,163	$789,543	655,531	$ 6,201,502

	Year Ended 3/31/25		Year Ended 3/31/24
Short Term Bond	Shares	Amount	Shares	Amount
Subscriptions:
Class A	970,778	$9,787,421	490,276	$ 4,849,577
Class I	3,321,732	33,451,072	3,605,313	35,737,750
Premier Class	100,982	1,010,066	40,535	399,729
Class R6	17,522,971	175,688,847	14,923,784	147,520,450
Retirement Class	2,288,519	22,841,974	1,808,529	17,942,601
Class W	16,190,691	162,964,017	22,730,002	225,210,943
Total subscriptions	40,395,673	405,743,397	43,598,439	431,661,050
Reinvestments of distributions:
Class A	419,671	4,229,798	387,743	3,839,527
Class I	640,063	6,446,728	497,841	4,925,246
Premier Class	8,115	81,718	11,754	116,316
Class R6	1,341,582	13,509,874	1,129,471	11,174,026
Retirement Class	592,934	5,974,001	696,973	6,901,048
Class W	–	–	–	–
Total reinvestments of distributions	3,002,365	30,242,119	2,723,782	26,956,163
Redemptions:
Class A	(1,581,384)	(15,918,047)	(1,944,625)	(19,209,323)
Class I	(3,514,168)	(35,299,982)	(7,907,750)	(78,093,816)
Premier Class	(190,331)	(1,906,886)	(173,573)	(1,723,916)
Class R6	(21,676,533)	(218,409,827)	(30,109,768)	(297,754,698)
Retirement Class	(7,922,527)	(79,804,239)	(5,983,487)	(59,273,332)
Class W	(23,392,320)	(235,087,971)	(16,257,019)	(160,299,901)
Total redemptions	(58,277,263)	(586,426,952)	(62,376,222)	(616,354,986)
Net increase (decrease) from shareholder transactions	(14,879,225)	$(150,441,436)	(16,054,001)	$ (157,737,773)

348

	Year Ended 3/31/25		Year Ended 3/31/24
Short Term Bond Index	Shares	Amount	Shares	Amount
Subscriptions:
Class A	62,994	$606,272	16,494	$ 157,548
Class I	1,321	12,776	12,772	122,193
Premier Class	2,718	26,144	15,410	146,462
Class R6	1,022,149	9,842,536	2,004,911	19,126,139
Retirement Class	20,421,199	195,910,250	22,146,569	211,172,507
Class W	34,041,902	327,223,162	37,136,270	354,386,326
Total subscriptions	55,552,283	533,621,140	61,332,426	585,111,175
Reinvestments of distributions:
Class A	9,949	95,590	8,397	79,977
Class I	1,802	17,315	1,746	16,621
Premier Class	330	3,165	633	6,018
Class R6	284,096	2,729,244	287,096	2,735,719
Retirement Class	3,435,861	33,033,014	1,957,808	18,660,594
Class W	–	–	–	–
Total reinvestments of distributions	3,732,038	35,878,328	2,255,680	21,498,929
Redemptions:
Class A	(44,119)	(422,038)	(32,573)	(310,076)
Class I	(11,207)	(106,806)	(15,001)	(142,840)
Premier Class	(5,012)	(48,103)	(23,410)	(223,318)
Class R6	(3,190,446)	(30,512,800)	(1,783,207)	(17,000,119)
Retirement Class	(183,847)	(1,771,257)	(82,619)	(787,930)
Class W	(21,739,542)	(208,618,679)	(16,968,141)	(161,437,303)
Total redemptions	(25,174,173)	(241,479,683)	(18,904,951)	(179,901,586)
Net increase (decrease) from shareholder transactions	34,110,148	$328,019,785	44,683,155	$ 426,708,518

	Year Ended 3/31/25		Year Ended 3/31/24
Money Market	Shares	Amount	Shares	Amount
Subscriptions:
Class A	127,943,960	$127,943,959	99,409,557	$ 99,409,557
Class I	33,761,803	33,761,804	16,088,421	16,088,421
Premier Class	59,174,114	59,174,114	44,351,067	44,351,067
Class R6	391,412,569	391,412,569	287,214,356	287,214,356
Retirement Class	255,179,274	255,179,274	366,341,289	366,341,289
Total subscriptions	867,471,720	867,471,720	813,404,690	813,404,690
Reinvestments of distributions:
Class A	13,457,580	13,457,580	13,972,508	13,972,508
Class I	2,139,422	2,139,422	1,937,033	1,937,033
Premier Class	1,922,903	1,922,903	2,020,524	2,020,524
Class R6	52,686,829	52,686,829	52,083,864	52,083,864
Retirement Class	28,332,573	28,332,573	29,630,508	29,630,508
Total reinvestments of distributions	98,539,307	98,539,307	99,644,437	99,644,437
Redemptions:
Class A	(112,789,731)	(112,789,731)	(107,826,978)	(107,826,978)
Class I	(45,385,628)	(45,385,628)	(10,021,871)	(10,021,871)
Premier Class	(52,002,430)	(52,002,430)	(46,487,498)	(46,487,498)
Class R6	(279,157,542)	(279,157,542)	(288,291,453)	(288,291,453)
Retirement Class	(311,000,800)	(311,000,800)	(302,708,371)	(302,708,371)
Total redemptions	(800,336,131)	(800,336,131)	(755,336,171)	(755,336,171)
Net increase (decrease) from shareholder transactions	165,674,896	$165,674,896	157,712,956	$ 157,712,956

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

5-15 Year Laddered Tax-Exempt Bond intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

349

Notes to Financial Statements (continued)

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, paydowns, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bond Index	$28,946,123,268	$122,561,550	$(2,270,258,824)	$(2,147,697,274)
Core Bond	11,273,504,977	80,097,143	(654,944,980)	(574,847,837)
Core Impact Bond	7,007,569,300	68,922,272	(362,107,969)	(293,185,697)
Core Plus Bond	4,833,926,190	42,211,302	(285,186,855)	(242,975,553)
5–15 Year Laddered Tax Exempt Bond	203,735,989	921,039	(4,573,912)	(3,652,873)
Green Bond	179,759,785	982,358	(8,584,502)	(7,602,144)
High Yield	2,149,349,652	17,808,475	(76,348,972)	(58,540,497)
Short Duration Impact Bond	79,467,945	554,675	(979,107)	(424,432)
Short Term Bond	1,741,759,504	11,878,518	(18,323,061)	(6,444,543)
Short Term Bond Index	2,345,187,297	16,962,534	(1,594,658)	15,367,876
Money Market	2,211,623,041	–	–	–

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income*	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Bond Index	$–	$45,937,479	$–	$(2,147,697,274)	$(290,799,908)	$–	$(49,176,588)	$(2,441,736,291)
Core Bond	–	10,828,639	–	(574,846,619)	(850,803,356)	–	(18,466,096)	(1,433,287,432)
Core Impact Bond	–	3,309,068	–	(293,181,853)	(728,178,259)	–	(5,181,960)	(1,023,233,004)
Core Plus Bond	–	6,333,684	–	(242,973,967)	(471,565,153)	–	(12,885,064)	(721,090,500)
5–15 Year Laddered Tax Exempt Bond	58,684	28,998	–	(3,652,873)	(16,501,535)	–	(117,055)	(20,183,781)
Green Bond	–	254,616	–	(7,602,144)	(6,751,345)	–	(269,739)	(14,368,612)
High Yield	–	2,540,113	–	(58,540,497)	(456,489,596)	–	(2,933,603)	(515,423,583)
Short Duration Impact Bond	–	98,676	–	(424,432)	(667,916)	–	(94,502)	(1,088,174)
Short Term Bond	–	3,308,512	–	(6,444,543)	(42,303,365)	–	(4,345,317)	(49,784,713)
Short Term Bond Index	–	5,225,719	–	15,367,876	(57,706,692)	–	(5,227,913)	(42,341,010)
Money Market	–	135,033	–	–	–	–	–	135,033

*	Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 3, 2025 through March 31, 2025 and paid on April 1, 2025.

The tax character of distributions paid was as follows:

	3/31/25		3/31/24
Fund	Tax-Exempt Income*	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains
Bond Index	$–	$894,984,528	$–	$–	$676,073,617	$–
Core Bond	–	464,860,181	–	–	397,054,805	–
Core Impact Bond	–	285,196,760	–	–	241,880,830	–
Core Plus Bond	–	222,580,646	–	–	201,121,665	–
5–15 Year Laddered Tax Exempt Bond	6,013,683	162,496	–	5,427,607	101,941	–
Green Bond	–	7,112,118	–	–	5,882,488	–
High Yield	–	131,794,977	–	–	129,832,487	–
Short Duration Impact Bond	–	3,560,372	–	–	3,087,531	–
Short Term Bond	–	80,547,746	–	–	75,129,799	–
Short Term Bond Index	–	93,764,936	–	–	62,754,437	–
Money Market	–	98,863,558	559	–	99,985,364	–

*	Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

350

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
Bond Index	$91,195,873	$199,604,035	$290,799,908
Core Bond	346,743,993	504,059,363	850,803,356
Core Impact Bond	335,579,897	392,598,362	728,178,259
Core Plus Bond	156,761,130	314,804,023	471,565,153
5–15 Year Laddered Tax Exempt Bond	361,324	16,140,211	16,501,535
Green Bond	1,621,683	5,129,662	6,751,345
High Yield	78,436,994	378,052,602	456,489,596
Short Duration Impact Bond	512,123	155,793	667,916
Short Term Bond	–	42,303,365	42,303,365
Short Term Bond Index	9,937,330	47,769,362	57,706,692
Money Market	–	–	–

As of year end, the Funds utilized the following capital loss carryovers:

Fund	Utilized
Bond Index	$–
Core Bond	–
Core Impact Bond	–
Core Plus Bond	–
5–15 Year Laddered Tax Exempt Bond	–
Green Bond	–
High Yield	–
Short Duration Impact Bond	227,298
Short Term Bond	4,175,415
Short Term Bond Index	–
Money Market	–

8.	Investment Adviser and Other Transactions with Affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.

Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.

Effective May 1, 2024, the management fee schedule for each Fund, other than Bond Index, Short Term Bond Index and Money Market, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”).

351

Notes to Financial Statements (continued)

As of May 1, 2024 for each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex –level fee rate (0.1600%). As of May 1, 2024, 11% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:

Complex Level Asset Breakpoint Level*	Complex Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of March 31, 2025, the complex-level fee rate for each Fund was as follows:

Fund	Complex-Level Fee
Bond Index	—%
Core Bond	0.1598%
Core Impact Bond	0.1598%
Core Plus Bond	0.1598%
5–15 Year Laddered Tax Exempt Bond	0.1598%
Green Bond	0.1598%
High Yield	0.1598%
Short Duration Impact Bond	0.1598%
Short Term Bond	0.1598%
Short Term Bond Index	—%
Money Market	—%

For Bond Index, Short Term Bond Index and Money Market, the management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within a Fund, and there are no changes to the investment management fees.

The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Fund-Level Fee Range	Maximum Expense Amounts‡
Fund		Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Bond Index	0.060%	0.440%	0.240%	0.240%	0.090%	0.340%	0.090%
Core Bond*	0.090%—0.140%	0.700	0.500	0.500	0.350	0.600	0.350
Core Impact Bond*	0.140%—0.190%	0.750	0.550	0.550	0.400	0.650	–
Core Plus Bond*	0.090%—0.140%	0.700	0.500	0.500	0.350	0.600	0.350
5–15 Year Laddered Tax Exempt Bond*	0.040%—0.090%	0.650	0.450	–	0.300	–	–
Green Bond*	0.190%—0.240%	0.800	0.600	0.600	0.450	0.700	–
High Yield*	0.140%—0.190%	0.750	0.550	0.550	0.400	0.650	0.400
Short Duration Impact Bond*	0.090%—0.140%	0.700	0.500	0.500	0.350	0.600	–
Short Term Bond*	0.040%—0.090%	0.650	0.450	0.450	0.300	0.550	0.300
Short Term Bond Index	0.050%	0.450	0.250	0.250	0.100	0.350	0.100
Money Market	0.100%	0.500	0.300	0.300	0.150	0.400	–

*	This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.

352

‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2025. The reimbursement arrangements can only be changed with the approval of the Board.

Prior to May 1, 2024, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment Management Fee Range	Maximum Expense Amounts‡
Fund		Class A	Class I	Premier Class	Class R6	Retirement Class	Class W
Bond Index	0.060%	0.440%	0.240%	0.240%	0.090%	0.340%	0.090%
Core Bond*	0.250%—0.300%	0.700	0.500	0.500	0.350	0.600	0.350
Core Impact Bond*	0.300%—0.350%	0.750	0.550	0.550	0.400	0.650	–
Core Plus Bond*	0.250%—0.300%	0.700	0.500	0.500	0.350	0.600	0.350
5–15 Year Laddered Tax Exempt Bond*	0.200%—0.250%	0.650	0.450	–	0.300	–	–
Green Bond*	0.350%—0.400%	0.800	0.600	0.600	0.450	0.700	–
High Yield*	0.300%—0.350%	0.750	0.550	0.550	0.400	0.650	0.400
Short Duration Impact Bond*	0.250%—0.300%	0.700	0.500	0.500	0.350	0.600	–
Short Term Bond*	0.200%—0.250%	0.650	0.450	0.450	0.300	0.550	0.300
Short Term Bond Index	0.050%	0.450	0.250	0.250	0.100	0.350	0.100
Money Market	0.100%	0.500	0.300	0.300	0.150	0.400	–

*	This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡

Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances (Unaudited)
Bond Index	$ —
Core Bond	—
Core Impact Bond	—
Core Plus Bond	2,127
5–15 Year Laddered Tax Exempt Bond	250
Green Bond	—
High Yield	—
Short Duration Impact Bond	—
Short Term Bond	1,288
Short Term Bond Index	—
Money Market	—

353

Notes to Financial Statements (continued)

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained (Unaudited)
Bond Index	$ —
Core Impact Bond	—
Core Bond	—
Core Plus Bond	—
High Yield	5
Money Market	—
Short Term Bond	—
5–15 Year Laddered Tax Exempt Bond	—
Short Term Bond Index	—
Green Bond	—
Short Duration Impact Bond	—

The following is the percentage of the Funds’ shares owned by affiliates as of the end of the current fiscal period:

Underlying Fund	TIAA	Nuveen Lifecycle Funds	Nuveen Lifecycle Index Funds	Nuveen Lifestyle Funds	Nuveen Managed Allocation Fund	Total
Bond Index	–%	–%	55%	–%	–%	55%
Core Bond	–	37	–	–	–	37
Core Plus Bond	–	53	–	9	8	70
Green Bond	39	–	–	–	–	39
High Yield	–	18	–	–	–	18
Short Duration Impact Bond	31	–	–	–	–	31
Short Term Bond	–	50	–	5	–	55
Short Term Bond Index	–	–	58	–	–	58

Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. Information regarding transactions with affiliated companies is as follows:

Issue	Value at 3/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 3/31/25	Shares at 3/31/25	Dividend Income
Core Bond Investment companies Nuveen Ultra Short Income ETF(a)	$–	$100,021,760	$–	$–	$343,375	$100,365,135	3,965,434	$2,218,991
Total	$–	$100,021,760	$–	$–	$343,375	$100,365,135	3,965,434	$2,218,991

Issue	Value at 3/31/24	Purchases Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 3/31/25	Shares at 3/31/25	Dividend Income
Core Plus Bond Investment companies Nuveen Ultra Short Income ETF	$–	$50,010,855	$–	$–	$171,687	$50,182,542	1,982,716	$1,109,495
Total	$–	$50,010,855	$–	$–	$171,687	$50,182,542	1,982,716	$1,109,495

(a) Security on loan

354

9.	Inter-Fund Lending Program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.

10.	Line of Credit

During June 2024, the Funds along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

There were no borrowings under this credit facility by the Funds during the current fiscal period.

11.	Subsequent Events

Voluntary Waivers: The Adviser has agreed to implement voluntary waivers reducing the expense cap for several Funds for one-year effective May 1, 2025. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each Fund is as follows:

Fund	Waiver	Maximum Expense Amounts
Green Bond – Class A	0.030%	0.770%
Green Bond – Class I	0.030	0.570
Green Bond – Premier Class	0.030	0.570
Green Bond – Class R6	0.030	0.420
Green Bond – Retirement Class	0.030	0.670
Short Duration Impact Bond – Class A	0.010	0.690
Short Duration Impact Bond – Class I	0.010	0.490
Short Duration Impact Bond – Premier Class	0.010	0.490
Short Duration Impact Bond – Class R6	0.010	0.340
Short Duration Impact Bond – Retirement Class	0.010	0.590

355

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains
Bond Index	$ –
Core Bond	–
Core Impact Bond	–
Core Plus Bond	–
5–15 Year Laddered Tax Exempt Bond	–
Green Bond	–
High Yield	–
Short Duration Impact Bond	–
Short Term Bond	–
Short Term Bond Index	–
Money Market	559

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:

Fund	Percentage
Bond Index	—%
Core Bond	0.1
Core Impact Bond	0.1
Core Plus Bond	0.1
5–15 Year Laddered Tax Exempt Bond	—
Green Bond	—
High Yield	—
Short Duration Impact Bond	—
Short Term Bond	—
Short Term Bond Index	—
Money Market	—

Qualified Dividend Income (QDI)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:

Fund	Percentage
Bond Index	—%
Core Bond	0.1
Core Impact Bond	0.1
Core Plus Bond	0.1
5–15 Year Laddered Tax Exempt Bond	—
Green Bond	—
High Yield	—
Short Duration Impact Bond	—
Short Term Bond	—
Short Term Bond Index	—
Money Market	—

356

Qualified interest income (QII)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:

Fund	Prior Year End to 12/31 Percentage	1/1 to Current Year End Percentage
Bond Index	100.0%	71.7%
Core Bond	70.8	100.0
Core Impact Bond	72.1	100.0
Core Plus Bond	63.0	100.0
5–15 Year Laddered Tax Exempt Bond	—	—
Green Bond	64.2	100.0
High Yield	92.6	52.2
Short Duration Impact Bond	68.9	79.4
Short Term Bond	88.3	87.0
Short Term Bond Index	88.7	95.4
Money Market	99.7	100.0

163(j)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:

Fund	Percentage
Bond Index	99.1%
Core Bond	93.5
Core Impact Bond	88.4
Core Plus Bond	94.0
5–15 Year Laddered Tax Exempt Bond	–
Green Bond	82.6
High Yield	99.3
Short Duration Impact Bond	87.9
Short Term Bond	97.4
Short Term Bond Index	99.9
Money Market	100.0

357

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: June 5, 2025	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 5, 2025	By: /s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: June 5, 2025	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)